As filed with the Securities and Exchange Commission on April 27, 2016

Registration No. 333- 185573

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 229	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Transamerica Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
iii

iv

TABLE OF CONTENTS continued
v

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	2.86%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,476	$1,524	$ 795	$1,510	$1,601
3 Years	$2,897	$3,028	$2,373	$2,988	$2,990
5 Years	$4,224	$3,931	$3,934	$3,913	$4,366
10 Years	$7,532	$7,640	$7,772	$7,740	$7,745
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 756	$ 804	$ 795	$ 790	$ 791
3 Years	$2,267	$2,398	$2,373	$2,358	$2,360
5 Years	$3,774	$3,931	$3,934	$3,913	$3,916
10 Years	$7,532	$7,640	$7,772	$7,740	$7,745
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,467	$1,515	$ 785	$1,500	$1,591
3 Years	$2,868	$2,999	$2,344	$2,959	$2,961
5 Years	$4,175	$3,883	$3,886	$3,864	$4,317
10 Years	$7,434	$7,543	$7,676	$7,644	$7,649
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 747	$ 795	$ 785	$ 780	$ 781
3 Years	$2,238	$2,369	$2,344	$2,329	$2,331
5 Years	$3,725	$3,883	$3,886	$3,864	$3,867
10 Years	$7,434	$7,543	$7,676	$7,644	$7,649
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
Participation in e-delivery program***	up to $15
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
***	The e-delivery waiver may not be available in all states. We may discontinue offering the e-delivery waiver at any time.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Bond Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.

OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefits:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY
This prospectus describes information you should know before you purchase the Transamerica Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2015 we received $217,303,279.34 for Transamerica Life Insurance Company and $13,893,152.71 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.

Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.

Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.

Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See Rider Grid for additional information on this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.

•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.

•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.

Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2016 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).

Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2016 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 [333-185574 - NY]).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® Rider issue requirements for the annuitant are 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM,  Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.

Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.

Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.

For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website

(https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.

subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)(3)	Transamerica Aegon Government Money Market VP – Service Class(2)(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(4)	Transamerica Janus Mid-Cap Growth VP – Service Class(4)	Janus Capital Management LLC(4)
Investment Objective: Capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Manager Alternative Strategies(5)	Transamerica Multi-Manager Alternative Strategies VP(5)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	PineBridge Investments LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(4)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
(5)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity VIP Value Strategies Portfolio – Service Class 2	√	√
GE Investments Total Return Fund - Class 3	√	√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA Asset Allocation - Growth - Service Class	√	√
TA Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100	√	√			√
TA BlackRock Global Allocation - Service Class	√	√			√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Smart Beta 50	√	√
TA BlackRock Smart Beta 75	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA International Moderate Growth - Service Class(1)	√	√			√
TA Janus Balanced - Service Class	√	√			√
TA Janus Mid-Cap Growth - Service Class	√	√

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA Jennison Growth - Service Class	√	√
TA JPMorgan Core Bond - Service Class	√	√	√	√			√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√			√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA MFS International Equity - Service Class	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√			√
TA Market Participation Strategy - Service Class(1)	√	√	√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA Multi-Managed Balanced - Service Class	√	√			√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA Systematic Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA WMC US Growth - Service Class	√	√
Fixed Account	√	√	√	√			√
(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.211641 $10.700276 $10.000000	$11.109585 $11.211641 $10.700276	0.000 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.813021 $11.960652 $10.000000	$12.738505 $12.813021 $11.960652	6,424.944 0.000 0.000	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.479805 $11.145519 $10.000000	$11.375752 $11.479805 $11.145519	5,663.634 11,907.910 0.000	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.816105 $9.540899 $10.000000	$9.619219 $9.816105 $9.540899	75.330 0.000 0.000	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.486969 $11.775513 $10.000000	$13.039953 $12.486969 $11.775513	1,730,.216 1,587.796 363.553	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.840468 $11.876212 $10.000000	$12.731033 $12.840468 $11.876212	4,029.143 1,202.372 220.186	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.662829 $11.208331 $10.000000	$9.948674 $10.662829 $11.208331	227.409 303.330 304.826	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.922483 $11.055665 $10.000000	$11.728514 $11.922483 $11.055665	0.000 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.024664 $11.900768 $10.000000	$12.819798 $13.024664 $11.900768	7,971.615 4,747.222 592.324	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.802693 $12.318322 $10.000000	$12.344767 $12.802693 $12.318322	4,022.973 4,025.953 436.161	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.210010 $11.694967 $10.000000	$11.586377 $12.210010 $11.694967	0.000 0.000 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.935350 $10.638836 $10.000000	$10.553741 $10.935350 $10.638836	0.000 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.440900 $10.110268 $10.000000	$10.191264 $10.440900 $10.110268	1,903.728 819.169 826.866	0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.129161 $9.974176 $10.000000	$9.501685 $10.129161 $9.974176	2,682.018 6,672.856 81.067	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.672635 $9.867524 $10.000000	$9.481595 $9.672635 $9.867524	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	2,599.578 2,624.120 0.000	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999452	$9.491668	3,644.894	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.431669 $10.438955 $10.000000	$10.05840 $10.431669 $10.438955	0.000 0.000 0.000	0.000 0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.531143 $11.484188 $10.000000	$11.063534 $11.531143 $11.484188	0.000 0.000 0.000	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.703314 $10.641818 $10.000000	$10.231557 $10.703314 $10.641818	42,229.651 56,461.426 16,686.054	0.000 0.000 10,180.865
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.069107 $11.022930 $10.000000	$10.576565 $11.069107 $11.022930	1,984.965 18,439.491 204.597	0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.689079 $11.564972 $10.000000	$11.961213 $12.689079 $11.564972	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.615269 $10.653324 $10.000000	$10.277358 $10.615269 $10.653324	1,037.640 853.851 154.086	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.900643 $9.998356	$9.372257 $9.900643	1,289.919 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.221534	$9.372257	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.860758 $9.998356	$9.176779 $9.860758	1,560.543 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.211629	$9.176779	N/A	1,408.156
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.842138 $10.527416 $10.000000	$10.614233 $10.842138 $10.527416	22,426.368 13,741.737 8,216.815	0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.158628 $9.147694 $10.000000	$9.870653 $10.158628 $9.147694	0.000 0.000 0.000	0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.233246 $10.522939 $10.000000	$9.841456 $10.233246 $10.522939	7,138.794 4,240.944 725.569	0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.553260 $10.930754 $10.000000	$11.338348 $11.553260 $10.930754	4,920.351 343.980 137.441	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$11.995798 $12.270186 $10.000000	$11.139420 $11.995798 $12.270186	819.530 0.000 0.000	0.000 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.472935 $12.519543 $10.000000	$14.673567 $13.472935 $12.519543	1,005.024 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.857938 $9.568838 $10.000000	$9.695105 $9.857938 $9.568838	0.000 0.000 0.000	901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.079512 $11.708139 $10.000000	$12.775071 $13.079512 $11.708139	0.000 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.072133 $11.597940 $10.000000	$12.436753 $13.072133 $11.597940	4,648.338 3,386.022 0.000	0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.470186 $10.050472 $10.000000	$10.221678 $10.470186 $10.050472	4,518.188 9,717.412 4,731.853	851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.908462 $10.258624 $10.000000	$10.470428 $10.908462 $10.258624	11,306.601 7,219.733 869.397	1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.325279 $10.680532 $10.000000	$10.773620 $11.325279 $10.680532	3,921.751 1,918.768 140.573	1,199.251 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.701436 $10.442550 $10.000000	$10.303895 $10.701436 $10.442550	55,187.371 15,615.370 7,279.588	0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.516279 $10.194356 $10.000000	$10.237170 $10.516279 $10.194356	11,492.366 815.618 823.282	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.131179 $10.922306 $10.000000	$10.527299 $11.131179 $10.922306	13,691.621 8,488.078 3,027.932	22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.481729 $10.841461 $10.000000	$10.889571 $11.481729 $10.841461	2,408.214 530.539 0.000	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.259096 $11.065013 $10.000000	$10.031546 $10.259096 $11.065013	0.000 0.000 0.000	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.085816 $13.584149 $10.000000	$15.387895 $14.085816 $13.584149	6,609.861 2,054.257 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.720834 $10.821553 $10.000000	$11.481522 $11.720834 $10.821553	65,415.663 13,119.061 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.995509 $10.402930 $10.000000	$11.139420 $10.995509 $10.402930	19,165.359 9,886.033 2,467.270	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.798112 $10.132325 $10.000000	$10.364472 $10.798112 $10.132325	67.904 0.000 0.000	833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.219019 $10.757765 $10.000000	$10.616795 $11.219019 $10.757765	3,528.776 503.364 292.601	1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.675483 $9.460432 $10.000000	$9.532978 $9.675483 $9.460432	2,848.335 1,520.942 0.000	0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$8.979971 $8.862005 $10.000000	$8.549785 $8.979971 $8.862005	993.203 802.137 0.000	1,017.579 0.000 0.000

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.296821 $10.139188 $10.000000	$9.854655 $10.296821 $10.139188	777.955 817.661 825.344	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.551556 $10.389003 $10.000000	$9.900223 $10.551556 $10.389003	34,628.474 29,956.423 8,800.497	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.857726 $10.730995 $10.000000	$9.947237 $10.857726 $10.730995	1,229.597 695.512 0.000	0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.454065 $12.108297 $10.000000	$11.873751 $12.454065 $12.108297	5,106.327 3,424.076 0.000	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.354847 $12.823910 $10.000000	$13.372482 $13.354847 $12.823910	8,411.848 4,065.451 212.280	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.773695 $11.874312 $10.000000	$12.290874 $12.773695 $11.874312	0.000 0.000 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.389993 $11.202665 $10.000000	$10.290106 $10.389993 $11.202665	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.944696 $11.915368 $10.000000	$13.527175 $12.944696 $11.915368	3,493.100 3,536.420 450.670	0.000 0.000 0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.371714 $10.761224 $10.000000	$11.364376 $11.371714 $10.761224	64,263.104 37,128.764 14,995.732	0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.995901 $12.028720 $10.000000	$13.030577 $12.995901 $12.028720	123,470.356 92,791.945 35,314.073	27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.643706 $11.208984 $10.000000	$11.636649 $11.643706 $11.208984	368,263.063 293,609.932 138,211.893	7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.956305 $9.595288 $10.000000	$9.839875 $9.956305 $9.595288	957,268.026 552,968.936 146,080.294	116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.665223 $11.842546 $10.000000	$13.338973 $12.665223 $11.842546	294,898.100 186,803.477 71,129.439	14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$13.023761 $11.943820 $10.000000	$13.022990 $13.023761 $11.943820	357,581.284 170,921.732 52,765.149	20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.815068 $11.272124 $10.000000	$10.176872 $10.815068 $11.272124	163,772.248 114,327.791 16,463.971	10,557.027 10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.092692 $11.118629 $10.000000	$11.997477 $12.092692 $11.118629	211,502.968 101,808.240 18,532.916	24,303.503 5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.210576 $11.968514 $10.000000	$13.113758 $13.210576 $11.968514	426,751.229 311,539.859 100,871.307	41,522.119 28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.985456 $12.388426 $10.000000	$12.627883 $12.985456 $12.388426	163,561.017 105,849.851 32,322.823	25,288.670 9,551.853 4,479.211

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.384321 $11.761540 $10.000000	$11.852103 $12.384321 $11.761540	112,986.456 71,885.942 35,644.269	11,039.005 4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.091476 $10.699427 $10.000000	$10.795776 $11.091476 $10.699427	28,308.074 9,930.760 6,653.874	2,379.108 778.524 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.589984 $10.167870 $10.000000	$10.425007 $10.589984 $10.167870	1,080,862.218 623,127.531 268,509.728	70,004.737 32,762.921 14,090.541
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.273798 $10.031013 $10.000000	$9.719621 $10.273798 $10.031013	264,491.006 130,725.778 46,472.543	15,260.354 10,356.867 7,044.338
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.810770 $9.923751 $10.000000	$9.699074 $9.810770 $9.923751	2,010,638.975 1,443,548.814 899,801.995	1,727,056.057 2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	697,521.847 609,174.753 520,275.110	120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999685	$9.545989	1,413,126.571	96,829.920
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.580640 $10.498423 $10.000000	$10.235360 $10.580640 $10.498423	2,984,921.195 1,928,571.581 785,477.811	177,112.121 107,274.427 13,158.362
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.695770 $11.549567 $10.000000	$11.317279 $11.695770 $11.549567	94,099.758 36,543.476 2,468.009	7,185.573 1,571.040 5,258.281
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.856149 $10.702435 $10.000000	$10.466234 $10.856149 $10.702435	19,562,323.435 16,886.380.920 5,462,160.802	1,229,185.209 1,106,523.523 400,013.153
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.227145 $11.085692 $10.000000	$10.819148 $11.227145 $11.085692	7,018,551.500 4,197,855.111 1,507,985.665	477,975.276 365,069.978 85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.870208 $11.630812 $10.000000	$12.235510 $12.870208 $11.630812	61,960.156 25,626.680 7,256.513	22,459.264 15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.766844 $10.714003 $10.000000	$10.513098 $10.766844 $10.714003	810,460.597 108,638.151 32,497.068	61,131.146 19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.913106 $9.999055	$9.464171 $9.913106	1,453,971.420 76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	10.263258	$9.464171	N/A	82,475.437
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.873176 $9.999055	$9.266777 $9.873176	2,064,832.775 92,576.759	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	10.253316	9.266777	N/A	78,669.375
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.996952 $10.587385 $10.000000	$10.857672 $10.996952 $10.587385	6,200,833.238 4,320,865.703 1,969,138.867	640,436.437 431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.303687 $9.199845 $10.000000	$10.097049 $10.303687 $9.199845	89,543.938 41,164.836 12,860.930	22,376.797 21,172.153 2,560.342

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.379348 $10.582852 $10.000000	$10.067158 $10.379348 $10.582852	2,481,388.175 1,482,653.871 545,902.099	218,118.771 166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.718211 $10.993018 $10.000000	$11.598380 $11.718211 $10.993018	4,122,918.223 2,168,929.879 605,286.567	293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.167048 $12.340009 $10.000000	$11.394925 $12.167048 $12.340009	98,052.610 64,211.374 28,463.664	9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.665247 $12.590808 $10.000000	$15.010012 $13.665247 $12.590808	140,885.905 81,827.659 51,653.070	7,744.916 3,126.294 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.998717 $9.623381 $10.000000	$9.917483 $9.998717 $9.623381	1,210,251.369 655,763.289 199,980.549	115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.266196 $11.774789 $10.000000	$13.067996 $13.266196 $11.774789	70,126.307 40,675.593 20,179.528	2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.258726 $11.663974 $10.000000	$12.721939 $13.258726 $11.663974	88,619.657 60,493.765 31,965.230	14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.619703 $10.107747 $10.000000	$10.456119 $10.619703 $10.107747	7,927,091.042 4,822,103.114 1,755,876.651	522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.064219 $10.317071 $10.000000	$10.710585 $11.064219 $10.317071	11,210,930.239 5,553,032.401 1,731,470.954	757,872.315 428,082.204 170,898.767
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.486977 $10.741367 $10.000000	$11.020711 $11.486977 $10.741367	4,432,074.260 1,630,313.399 534,123.874	453,444.882 222,144.139 68,654.884
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.854242 $10.502044 $10.000000	$10.540233 $10.854242 $10.502044	42,570,168.409 29,511,848.402 8,825,054.935	2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.666439 $10.252434 $10.000000	$10.471975 $10.666439 $10.252434	3,706,354.630 2,724,971.946 875,220.175	379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.290100 $10.984499 $10.000000	$10.768739 $11.290100 $10.984499	14,979,142.999 10,727,843.524 3,424,842.904	3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.645646 $10.903208 $10.000000	$11.139325 $11.645646 $10.903208	4,503,750.020 3,695,013.317 992,195.452	234,967.166 212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.405556 $11.127981 $10.000000	$10.261621 $10.405556 $11.127981	140,136.619 66,623.112 22,301.612	11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.286806 $13.661415 $10.000000	$15.740648 $14.286806 $13.661415	52,384.127 37,151.629 17,726.290	5,912.973 3,776.684 1,728.342
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.888160 $10.883184 $10.000000	$11.744808 $11.888160 $10.883184	613,810.316 31,679.289 12,212.154	25,697.618 3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.402812 $10.221398 $10.000000	$9.706968 $10.402812 $10.221398	32,355.653 11,466.650 2,592.569	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.152500 $10.462191 $10.000000	$10.744289 $11.152500 $10.462191	5,660,737.074 4,624,225.559 1,463,697.677	312,740.979 217,229.054 85,934.688

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.952289 $10.190054 $10.000000	$10.602192 $10.952289 $10.190054	2,187,278.834 828,513.026 318,136.507	107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.379196 $10.819034 $10.000000	$10.860289 $11.379196 $10.819034	2,104,820.788 1,025,743.646 399,652.809	299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813662 $9.514350 $10.000000	$9.751636 $9.813662 $9.514350	2,789,151.344 2,057,386.825 999,005.652	219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.108264 $8.912553 $10.000000	$8.745946 $9.108264 $8.912553	992,524.423 634,739.686 245,406.237	69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.443870 $10.196963 $10.000000	$10.080719 $10.443870 $10.196963	2,516,500.446 1,956,366.926 986,485.934	164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.702212 $10.448174 $10.000000	$10.127307 $10.702212 $10.448174	10,469,253.134 9,739,945.304 3,730,758.901	688,579.617 551,094.701 253,611.218
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.012768 $10.792110 $10.000000	$10.175414 $11.012768 $10.792110	3,963,221.152 2,772,568.093 1,068,568.547	396,706.155 277,093.187 111,560.626
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.631853 $12.177203 $10.000000	$12.146057 $12.631853 $12.177203	76,068.916 54,971.042 18,193.980	8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.545434 $12.896853 $10.000000	$13.679092 $13.545434 $12.896853	152,938.437 89,796.826 36,367.237	16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.956027 $11.941909 $10.000000	$12.572718 $12.956027 $11.941909	29,094.605 18,934.105 5,936.209	4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.538329 $11.266414 $10.000000	$10.526120 $10.538329 $11.266414	84,451.892 68,345.199 20,897.827	9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.129488 $11.983201 $10.000000	$13.837347 $13.129488 $11.983201	37,981.151 21,928.432 2,268.861	5,988.011 2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.230363 $10.707426 $10.000000	$11.139271 $11.230363 $10.707426	64.277 811.084 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.834412 $11.968644 $10.000000	$12.772544 $12.834412 $11.968644	13,887.680 14,624.499 2,369.962	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.498985 $11.152965 $10.000000	$11.406154 $11.498985 $11.152965	13,110.016 8,375.065 1,466.780	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.832499 $9.547280 $10.000000	$9.644934 $9.832499 $9.547280	13,550.909 11,256.709 1,815.406	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.507820 $11.783374 $10.000000	$13.074793 $12.507820 $11.783374	22,991.594 12,226.155 4,230.107	0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.861910 $11.884149 $10.000000	$12.765060 $12.861910 $11.884149	54,230.459 11,316.328 4,909.629	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.680630 $11.215808 $10.000000	$9.975250 $10.680630 $11.215808	56,199.076 51,256.929 1,229.873	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.942380 $11.063047 $10.000000	$11.759851 $11.942380 $11.063047	36,914.394 14,364.577 1,997.869	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.046409 $11.908722 $10.000000	$12.854041 $13.046409 $11.908722	20,848.664 14,462.604 1,992.978	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.824063 $12.326543 $10.000000	$12.377761 $12.824063 $12.326543	3,557.511 5,679.638 2,736.118	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.230390 $11.702776 $10.000000	$11.617339 $12.230390 $11.702776	16,984.649 9,025.567 886.819	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.953594 $10.645948 $10.000000	$10.581922 $10.953594 $10.645948	2,958.721 4,200.287 550.217	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.458333 $10.117028 $10.000000	$10.218494 $10.458333 $10.117028	15,634.474 16,357.190 3,239.238	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.146079 $9.980853 $10.000000	$9.527080 $10.146079 $9.980853	12,482.790 7,902.719 287.883	1,762.157 1,762.369 1,762.588
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.688788 $9.874119 $10.000000	$9.506929 $9.688788 $9.874119	144,783.598 15,380.422 5,573.634	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	9,279.552 6,050.282 2,022.228	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	21,495.267 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999480	$9.498051	4,255.608	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.449099 $10.445939 $10.000000	$10.032590 $10.449099 $10.445939	17,918.589 10,973.040 1,519.090	0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.550401 $11.491860 $10.000000	$11.093105 $11.550401 $11.491860	44,956.410 31,917.221 2,392.175	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087576 $11.030283 $10.000000	$10.604829 $11.087576 $11.030283	328,686.896 251,113.564 85,646.318	10,482.944 10,710.281 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.721200 $10.648942 $10.000000	$10.2558913 $10.721200 $10.648942	221,914.899 235,001.326 173,290.957	1,727.549 10,044.063 13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.710268 $11.572700 $10.000000	$11.993179 $12.710268 $11.572700	77,072.382 60,730.462 2,624.079	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.633000 $10.660455 $10.000000	$10.304844 $10.633000 $10.660455	19,659.610 21,409.004 11,363.560	0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902116 $9.998439	$9.383040 $9.902116	43,359.222 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.226444	$9.383040	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862222 $9.998439	$9.187326 $9.862222	12,388.665 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.216529	$9.187326	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.860255 $10.534462 $10.000000	$10.642594 $10.860255 $10.534462	60,781.056 43,907.891 9,529.686	9,076.293 9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.175588 $9.153815 $10.000000	$9.897032 $10.175588 $9.153815	7,355.846 3,859.222 204.168	628.126 628.202 628.281
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.250325 $10.529969 $10.000000	$9.867739 $10.250325 $10.529969	19,199.829 5,371.619 3,903.920	12,568.084 9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.572559 $10.938069 $10.000000	$11.368647 $11.572559 $10.938069	49,816.031 32,783.435 6,600.572	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.015839 $12.278394 $10.000000	$11.169203 $12.015839 $12.278394	10,483.945 9,494.094 3,585.144	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.495430 $12.527909 $10.000000	$14.712773 $13.495430 $12.527909	11,886.641 8,448.449 846.776	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.874394 $9.575240 $10.000000	$9.721015 $9.874394 $9.575240	5,104.349 5,252.076 1,005.136	2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.101339 $11.715964 $10.000000	$12.809199 $13.101339 $11.715964	2,150.606 7,061.914 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.093960 $11.605686 $10.000000	$12.469993 $13.093960 $11.605686	28,333.408 15,708.208 3,547.942	525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.487665 $10.057197 $10.000000	$10.248971 $10.487665 $10.057197	40,711.532 32,100.578 35,485.172	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.926676 $10.265484 $10.000000	$10.498420 $10.926676 $10.265484	115,317.084 59,980.890 25,530.491	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.344192 $10.687674 $10.000000	$10.802412 $11.344192 $10.687674	6,960.974 3,479.643 1,438.175	1,602.369 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.719311 $10.449534 $10.000000	$10.331440 $10.719311 $10.449534	132,776.958 134,939.596 66,841.118	770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.533842 $10.201181 $10.000000	$10.264536 $10.533842 $10.201181	12,276.695 11,369.144 3,755.106	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.149760 $10.929605 $10.000000	$10.555422 $11.149760 $10.929605	154,862.404 322,858.268 282,854.970	1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.500897 $10.848708 $10.000000	$10.918676 $11.500897 $10.848708	104,387.475 123,894.119 31,497.804	0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.276225 $11.072399 $10.000000	$10.058348 $10.276225 $11.072399	76,411.278 53,613.106 2,797.604	2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.109322 $13.593218 $10.000000	$15.429000 $14.109322 $13.593218	10,874.295 9,517.292 1,952.504	500.209 500.269 500.331
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.740407 $10.828798 $10.000000	$11.512194 $11.740407 $10.828798	1,333.858 1,378.199 1,040.155	1,109.694 1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.013876 $10.409893 $10.000000	$10.531472 $11.013876 $10.409893	90,093.825 81,603.570 43,359.072	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.816153 $10.139103 $10.000000	$10.392183 $10.816153 $10.139103	16,990.580 11,043.253 2,180.229	0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.237755 $10.764954 $10.000000	$10.645176 $11.237755 $10.764954	282,128.339 14,290.073 556.157	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.691647 $9.466752 $10.000000	$9.558465 $9.691647 $9.466752	185,477.046 194,889.381 32,790.324	1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$8.994968 $8.867938 $10.000000	$8.572621 $8.994968 $8.867938	9,352.760 11,661.024 8,649.772	620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.314031 $10.145981 $10.000000	$9.881016 $10.314031 $10.145981	18,840.103 3,811.316 2,514.838	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569164 $10.395937 $10.000000	$9.926665 $10.569164 $10.395937	37,220.373 51,906.971 38,791.540	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.875866 $10.738168 $10.000000	$9.973829 $10.875866 $10.738168	34,509.771 223,746.841 9,775.439	8,884.706 9,088.615 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.474849 $12.116373 $10.000000	$11.905464 $12.474849 $12.116373	5,021.213 8,091.209 2,146.864	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.377124 $12.832468 $10.000000	$13.408199 $13.377124 $12.832468	17,139.038 12,381.004 2,921.469	501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795018 $11.882254 $10.000000	$12.323705 $12.795018 $11.882254	2,116.624 871.220 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.407336 $11.210143 $10.000000	$10.317588 $10.407336 $11.210143	51,701.581 50,593.389 935.393	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.966311 $11.923333 $10.000000	$13.563320 $12.966311 $11.923333	44,400.705 48,163.289 0.000	0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.296085 $10.732499 $10.000000	$11.243720 $11.296085 $10.732499	12,807.200 5,553.633 2,156.303	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.909499 $11.996639 $10.000000	$12.892265 $12.909499 $11.996639	14,252.584 7,935.036 4,707.190	0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.566317 $11.179081 $10.000000	$11.513188 $11.566317 $11.179081	137,520.798 89,492.556 52,330.532	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.890107 $9.569654 $10.000000	$9.735457 $9.890107 $9.569654	87,723.434 32,949.609 5,569.473	10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.581044 $11.810950 $10.000000	$13.197463 $12.581044 $11.810950	63,421.328 29,999.823 9,822.023	294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.937215 $11.911959 $10.000000	$12.884838 $12.937215 $11.911959	56,946.575 43,576.593 17,099.440	289.454 291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.743192 $11.242065 $10.000000	$10.068886 $10.743192 $11.242065	51,991.508 17,623.802 6,137.813	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.012257 $11.088942 $10.000000	$11.870091 $12.012257 $11.088942	97,150.074 45,266.437 6,173.877	310.695 312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.122735 $11.936588 $10.000000	$12.974545 $13.122735 $11.936588	52,470.617 15,545.543 4,030.545	1,132.759 758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.899104 $12.355386 $10.000000	$12.493814 $12.899104 $12.355386	21,509.127 7,244.043 3,171.412	385.102 385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.301966 $11.730167 $10.000000	$11.726267 $12.301966 $11.730167	10,415.388 4,087.661 1,989.725	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.017704 $10.670871 $10.000000	$10.681140 $11.017704 $10.670871	2,414.591 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519547 $10.140718 $10.000000	$10.314323 $10.519547 $10.140718	9,903.208 14,852.396 9,430.201	1,222.035 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.205471 $10.004232 $10.000000	$9.616416 $10.205471 $10.004232	29,729.935 16,132.074 84,301.392	2,780.558 3,183.280 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.745501 $9.897251 $10.000000	$9.596085 $9.745501 $9.897251	267,977.491 177,829.583 57,870.277	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	54,507.681 21,000.087 4,015.540	660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999575	$9.520377	13,296.823	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.510264 $10.470392 $10.000000	$10.126669 $10.510264 $10.470392	169,174.858 88,596.478 22,048.721	3,139.988 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.617978 $11.518746 $10.000000	$11.197108 $11.617978 $11.518746	15,933.930 483.900 146.083	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.783940 $10.673869 $10.000000	$10.355097 $10.783940 $10.673869	457,959.874 410,630.463 132,252.082	4,088.988 1,022.259 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.152466 $11.056109 $10.000000	$10.704255 $11.152466 $11.056109	131,727.992 127,852.270 77,657.082	35,832.760 36,394.358 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.784634 $11.599780 $10.000000	$12.105616 $12.784634 $11.599780	50,522.740 9,753.405 1,392.000	777.331 777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.695234 $10.685410 $10.000000	$10.401473 $10.695234 $10.685410	76,694.189 43,812.597 5,265.608	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907237 $9.998726	$9.420789 $9.907237	22,238.265 3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.243593	$9.420789	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.867326 $9.998726	$9.224296 $9.867326	21,892.041 808.923	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.233669	$9.224296	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.923812 $10.559125 $10.000000	$10.742386 $10.923812 $10.559125	145,456.744 109,425.734 30,702.750	8,445.328 6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.235148 $9.175268 $10.000000	$9.989838 $10.235148 $9.175268	20,495.349 16,043.348 2,015.854	1,193.880 1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.310315 $10.554614 $10.000000	$9.960266 $10.310315 $10.554614	73,111.496 53,256.851 31,673.438	556.287 242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.640283 $10.963675 $10.000000	$11.475244 $11.640283 $10.963675	92,080.294 120,296.791 19,062.820	7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.086135 $12.307103 $10.000000	$11.273923 $12.086135 $12.307103	5,627.325 3,678.608 329.927	178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.574386 $12.557212 $10.000000	$14.850690 $13.574386 $12.557212	5,671.512 552.452 0.000	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.932205 $9.597673 $10.000000	$9.812179 $9.932205 $9.597673	106,918.268 38,124.746 5,378.683	10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.177987 $11.743375 $10.000000	$12.929273 $13.177987 $11.743375	10,064.606 9,530.887 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.170557 $11.632849 $10.000000	$12.586881 $13.170557 $11.632849	23,323.909 7,403.883 156.987	0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.549045 $10.080743 $10.000000	$10.345073 $10.549045 $10.080743	183,539.037 104,355.949 66,087.751	9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.990632 $10.289523 $10.000000	$10.596853 $10.990632 $10.289523	218,299.567 149,717.012 27,869.605	4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.410590 $10.712700 $10.000000	$10.903712 $11.410590 $10.712700	76,613.626 100,166.539 39,877.094	858.953 1,047.496 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.782050 $10.474011 $10.000000	$10.428317 $10.782050 $10.474011	949,981.197 756,398.166 324,141.525	14,994.955 6,004.898 967.149

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.595495 $10.225070 $10.000000	$10.360784 $10.595495 $10.225070	205,998.456 161,988.229 37,130.072	3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.215008 $10.955190 $10.000000	$10.654401 $11.215008 $10.955190	584,338.294 355,693.450 110,614.547	799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.568193 $10.874107 $10.000000	$11.021035 $11.568193 $10.874107	108,779.796 124,778.925 37,368.919	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.336362 $11.098302 $10.000000	$10.152656 $10.336362 $11.098302	23,280.131 6,939.289 903.481	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.191846 $13.625003 $10.000000	$15.573594 $14.191846 $13.625003	5,984.069 393.752 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.809098 $10.854138 $10.000000	$11.620118 $11.809098 $10.854138	29,516.202 5,327.031 2,974.733	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.354805 $10.215014 $10.000000	$9.623585 $10.354805 $10.215014	11,223.868 5,964.134 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.078331 $10.434264 $10.000000	$10.630220 $11.078331 $10.434264	146,988.935 116,215.786 41,882.250	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.879444 $10.162845 $10.000000	$10.489611 $10.879444 $10.162845	75,831.021 43,398.269 13,289.079	589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.303506 $10.790157 $10.000000	$10.744969 $11.303506 $10.790157	65,287.162 64,301.331 12,497.564	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.748372 $9.488936 $10.000000	$9.648092 $9.748372 $9.488936	334,930.695 78,988.610 40,575.761	13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.047631 $8.888722 $10.000000	$8.653038 $9.047631 $8.888722	30,022.819 29,546.822 3,909.024	1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.374400 $10.169739 $10.000000	$9.973675 $10.374400 $10.169739	187,854.028 113,636.988 21,828.140	18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.631028 $10.420282 $10.000000	$10.019770 $10.631028 $10.420282	203,350.620 448,470.986 260,344.268	958.015 962.450 971.503
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.939516 $10.763305 $10.000000	$10.067354 $10.939516 $10.763305	120,935.491 181,838.536 109,908.889	4,315.964 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.547857 $12.144720 $10.000000	$12.017108 $12.547857 $12.144720	8,966.611 4,027.812 2,464.500	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.455383 $12.862470 $10.000000	$13.533883 $13.455383 $12.862470	34,626.149 4,739.599 2,044.119	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.869880 $11.910049 $10.000000	$12.439251 $12.869880 $11.910049	378.394 193.601 198.556	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.468245 $11.236370 $10.000000	$10.414353 $10.468245 $11.236370	4,396.490 4,225.344 417.455	0.000 0.000 0.000

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.042186 $11.951240 $10.000000	$13.690475 $13.042186 $11.951240	18,278.127 813.825 814.652	0.000 0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.54150 $11.239736 $10.711007	38,774.667 32,982.190 23,950.748	4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	160,443.699 151,531.231 30,535.530	45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	557,101.706 467,645.277 124,246.861	9,451.664 5,922.102 4,991.738
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	336,145.838 273,898.421 68,273.201	44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	368,233.744 199,745.633 61,268.689	69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	646,618.326 456,920.276 130,249.623	19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	280,693.682 169,039.393 32,094.277	79,056.314 75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	191,456.929 147,271.196 25,153.215	10,357.981 13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	523,199.437 304,049.444 81,347.031	94,588.123 87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	219,097.441 206,195.744 83,753.785	44,531.236 34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	178,766.989 123,245.933 49,713.463	13,016.198 8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	39,974.074 37,745.862 9,092.358	952.221 960.284 732.635
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	336,477.596 149,814.109 87,419.820	113,440.933 105,763.039 29,544.161
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	307,625.670 294,977.180 195,118.293	20,226.528 2,053.186 15,287.601
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	333,425.732 479,584.358 398,611.180	29,952.964 24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	351,939.959 416,100.039 152,068.066	12,871.488 50,655.335 51,066.420

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	323,564.669 45,378.206 0.000	375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	103,968.948	43,301.801
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.457830 $10.449437 $10.000000	$10.045997 $10.457830 $10.449437	539,950.936 489,159.798 112,218.837	63,812.675 58,005.134 31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.560026 $11.495701 $10.000000	$11.107903 $11.560026 $11.495701	147,706.178 117,552.744 19,084.184	4,182.492 214.319 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.730141 $10.652493 $10.000000	$10.272607 $10.730141 $10.652493	4,537,222.835 4,547,958.554 1,812,160.186	414,447.113 428,534.264 157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.096827 $11.033969 $10.000000	$10.618972 $11.096827 $11.033969	2,978,798.721 2,336,345.737 885,183.766	395,239.177 333,872.109 218,920.095
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	173,919.348 100,807.294 34,318.997	23,186.239 23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	641,333.221 414,574.278 152,124.030	161,307.416 173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	158,136.200 4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.228890	$9.388423	N/A	1,351.212
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192601 $9.862946	392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.218976	$9.192601	N/A	30,672.289
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	1,644,846.465 1,484,483.311 622,413.183	177,324.025 132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	180,201.055 131,337.396 41,240.898	89,396.367 88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.258883 $10.533491 $10.000000	$9.880917 $10.258883 $10.533491	891,155.155 611,357.354 265,879.539	298,712.997 175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	1,336,940.830 730,541.910 283,387.831	150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184150 $12.025854 $12.282490	71,423.580 50,751.746 25,495.762	34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	138,703.909 63,988.103 29,068.706	5,774.351 7,161.315 224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.882637 $9.578442 $10.000000	$9.733985 $9.882637 $9.578442	356,338.164 249,919.458 75,650.356	43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	122,790.919 119,833.474 106,018.564	62,335.484 80,513.540 1,005.911

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	273,711.033 191,132.350 64,552.937	66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.496420 $10.060561 $10.000000	$10.262666 $10.496420 $10.060561	1,536,007.541 1,100,174.502 591,414.118	130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	1,734,729.547 1,171,194.793 505,160.442	203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	1,725,348.621 1,048,124.518 464,201.951	413,289.245 210,760.230 30,827.475
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	6,100,894.487 4,951,402.067 1,811,998.711	736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	595,022.369 456,655.384 140,874.387	73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	4,107,576.222 3,985,463.190 1,629,355.721	796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.510485 $10.852328 $10.000000	$10.933243 $11.510485 $10.852328	1,042,284.137 969,212.473 339,896.373	115,882.560 125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	225,639.976 133,864.494 55,617.989	21,136.268 17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	53,733.185 32,194.273 9,347.744	7,749.636 6,489.707 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.750201 $10.832406 $10.000000	$11.527559 $11.750201 $10.832406	214,416.312 35,764.905 2,925.072	2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	1,104,503.163 1,111,493.247 447,863.188	72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	216,520.881 197,003.768 63,851.665	14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	939,184.275 361,640.186 126,163.176	281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	855,911.939 695,135.185 406,244.058	150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	300,321.392 262,887.081 94,596.042	28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	270,923.798 220,958.529 145,292.804	41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	1,928,301.761 1,810,558.628 969,298.909	230,832.097 249,831.161 193,081.112
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	1,471,942.755 1,624,608.196 556,119.893	575,410.723 483,253.655 201,574.461

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	133,590.169 93,338.730 36,267.066	34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	244,212.580 209,993.651 76,374.754	57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	49,820.000 29,753.079 17,600.467	18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	71,351.315 56,231.083 10,364.029	24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	108,455.891 71,042.619 35,679.078	17,288.377 18,539.715 8,665.049

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	35,106.933 9,290.371 3,341.657	916.991 917.060 316.419
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	55,108.672 42,593.715 21,856.165	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	129,429.028 95,272.296 40,691.480	891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	404,826.804 267,683.874 48,244.062	3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	102,363.806 59,543.877 28,219.573	843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	180,983.619 140,755.081 79,993.089	1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	62,230.205 43,496.061 24,943.959	893.517 893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	106,706.324 126,709.755 98,079.100	1,332.808 43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	73,398.074 33,327.644 10,840.127	8,405.314 3,996.322 874,845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	79,593.785 58,450.028 35,108.203	6,303.126 2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	16,383.539 7,080.418 2,394.411	2,641.685 2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	3,420.804 2,728.542 14.971	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	316,221.857 233,040.756 105,114.053	49,708.571 38,716.121 2,202.988

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	149,640.900 99,577.778 454,433.033	2,544.566 1,743.794 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	707,102.360 484,704.900 384,089.323	69,487.436 177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	267,110.460 229,240.493 118,019.127	222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2015	$9.999589	$9.523565	312,767.949	29,954.489
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519054 $10.473903 $10.000000	$10.140218 $10.519054 $10.473903	1,159,925.012 621,632.024 285,473.261	77,128.335 28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.627700 $11.522602 $10.000000	$11.212077 $11.627700 $11.522602	49,792.778 29,903.644 18,915.919	545.879 542.513 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.792938 $10.677437 $10.000000	$10.368927 $10.792938 $10.677437	7,996,618.555 7,757,462.638 3,258,183.934	390,159.713 327,030.171 113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.161786 $11.059804 $10.000000	$10.718558 $11.161786 $11.059804	4,571,391.860 3,683,756.801 1,764,489.987	228,939.774 198,981.466 129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	102,379.804 24,158.172 3,449.318	4,816.818 4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	271,892.069 107,725.203 83,325.946	9,834.841 5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	550,476.747 26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.246046	$9.426201	N/A	1,697.702
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	682,135.407 27,999.912	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.236118	$9.229595	N/A	5,545.949
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,567,035.293 2,300,269.186 968,809.271	140,032.535 86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	40,772.499 28,645.858 15,048.486	13,181.159 3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.318920 $10.558141 $10.000000	$9.973576 $10.318920 $10.558141	1,050,457.986 761,558.633 253,806.662	75,913.435 55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,739,313.614 922,108.414 278,846.205	32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	23,615.654 16,288.672 3,643.075	1,273.012 1,181.460 1,176.849

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	18,106.338 10,443.257 6,832.618	4,493.731 3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.940491 $9.600889 $10.000000	$9.825274 $9.940491 $9.600889	377,916.004 132,289.095 58,277.786	12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	18,990.152 14,794.869 9,473.375	205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	48,363.104 13,718.975 8,222.901	549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.557858 $10.084125 $10.000000	$10.358900 $10.557858 $10.084125	2,408,546.059 1,901,607.683 902,505.293	217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	3,721,268.972 2,858,440.096 1,039,380.138	197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,704,301.320 932,814.082 287,278.458	541,698.274 193,592.776 35,401.322
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	15,477,858.340 12,187,086.846 4,153,049.354	1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,360,515.031 1,051,554.155 472,504.182	53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,503,400.105 6,394,792.700 2,385,027.830	447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.577846 $10.877738 $10.000000	$11.035764 $11.577846 $10.877738	1,929,846.523 1,665,112.584 554,239.451	25,021.088 20,412.190 5,877.135
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	74,501.988 22,115.469 6,050.885	4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	40,030.272 11,736.698 4,582.366	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.818958 $10.857766 $10.000000	$11.635637 $11.818958 $10.857766	398,952.963 8,754.652 4,677.660	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	13,126.121 10,589.140 911.781	349.435 342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	2,102,701.415 1,940,470.405 663,747.387	67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	618,552.961 338,376.125 154,285.485	69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	843,911.685 519,383.356 187,171.655	44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	867,471.453 638,582.276 256,632.708	68,790.581 39,757.580 25,569.173

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	650,343.983 657,388.039 83,161.041	26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	910,953.463 756,495.092 288,617.052	72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,801,333.872 3,743,686.079 1,640,171.897	163,912.016 152,397.945 33,291.767
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,027,413.251 1,738,537.855 757,546.998	132,069.528 91,965.309 24,812.146
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	50,676.286 22,176.975 13,338.672	1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	74,762.460 33,870.139 17,070.291	6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	35,446.170 532.878 557.189	663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	48,969.630 1,634.284 0.000	1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	27,846.539 20,269.017 2,683.729	3,787.389 3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	9,840.782 9,000.968 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	43,397.324 14,836.998 3,032.105	10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	136,584.843 124,625.235 75,409.507	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	193,074.605 72,895.435 27,207.388	18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	117,311.767 73,729.957 7,390.560	1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	78,410.554 47,941.594 4,060.769	8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	60,278.897 48,336.863 3,967.271	6,070.271 17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	26,660.378 18,827.809 8,454.234	8,409.996 1,481.933 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	71,779.179 48,597.327 5,426.899	9,406.280 25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	40,626.973 22,654.386 5,679.391	10,152.838 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	19,247.083 19,252.996 4,447.118	0.000 6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	19,915.633 4,503.139 1,379.793	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	205,005.248 133,988.797 61,980.123	11,119.765 9,747.559 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	75,318.584 57,029.035 17,471.857	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	277,759.711 396,217.631 90,198.082	5,687.306 41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	89,228.355 95,314.411 210,089.217	93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	110,429.233 0.000 0.000	25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	57,566.766	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.457830 $10.449437 $10.000000	$10.045997 $10.457830 $10.449437	204,440.725 100,902.847 54,400.588	21,906.547 11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.560026 $11.495701 $10.000000	$11.107903 $11.560026 $11.495701	68,150.375 39,466.046 10,332.616	2,064.966 2,027.424 2,020.947
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.730141 $10.652493 $10.000000	$10.272607 $10.730141 $10.652493	1,241,819.582 1,191,094.465 574,590.373	196,587.091 187,247.240 64,108.488
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.096827 $11.033969 $10.000000	$10.618972 $11.096827 $11.033969	892,504.923 649,493.804 322,040.388	85,400.703 86,361.056 25,615.689
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	65,792.181 25,568.190 2,148.970	12,251.595 4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	118,330.320 55,897.666 7,586.979	15,368.222 19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	152,554.505 7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.228890	$9.388423	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192061 $9.862946	177,327.067 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.218976	$9.192601	N/A	0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	742,044.014 646,604.816 214,649.401	32,297.872 26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	67,593.245 55,759.507 11,426.843	1,275.456 1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.258883 $10.533491 $10.000000	$9.880917 $10.258883 $10.533491	532,227.237 288,975.249 121,399.558	11,123.569 9,521.307 5,713.512
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	472,225.046 305,553.448 151,816.419	13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	23,234.471 10,292.833 1,753.473	7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	56,769.404 22,183.400 1,511.133	14,549.413 6,918.076 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.882637 $9.578442 $10.000000	$9.733985 $9.882637 $9.578442	122,096.810 77,361.468 36,806.110	22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	30,166.608 21,009.886 9,743.777	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	80,374.625 26,566.340 6,008.446	14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.496420 $10.060561 $10.000000	$10.262666 $10.496420 $10.060561	597,510.595 379,177.812 205,582.055	47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	624,828.066 426,931.812 153,557.869	15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	618,824.904 375,317.508 152,318.000	26,185.285 18,833.699 4,682.708
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	1,933,811.807 1,381,841.447 493,178.589	218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	434,904.196 341,982.745 149,500.111	21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	1,282,251.974 1,124,097.518 526,666.776	393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.510485 $10.852328 $10.000000	$10.933243 $11.510485 $10.852328	483,794.985 419,353.970 176,352.356	16,732.627 17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	96,008.022 71,917.815 22,044.900	14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	22,164.920 17,616.386 2,073.137	750.608 826.178 879.797
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.750201 $10.832406 $10.000000	$11.527559 $11.750201 $10.832406	47,375.614 16,397.468 10,051.989	0.000 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	312,284.902 277,947.180 85,136.975	20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	158,176.841 77,364.845 28,996.096	12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	355,011.373 184,636.573 81,578.800	9,850.662 4,362.675 2,338.169
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	256,226.179 189,805.930 101,190.096	54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	107,995.743 86,578.965 112,955.236	20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	163,020.741 121,293.408 68,183.031	18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	980,712.262 830,633.242 261,775.976	75,759.598 70,449.193 20,302.256
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	644,693.354 438,730.559 181,462.867	37,930.233 39,976.124 14,012.207
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	44,061.410 20,777.098 8,039.206	6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	87,568.387 56,661.441 8,070.959	10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	40,053.801 17,942.765 6,508.897	0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	8,997.585 5,841.191 0.000	552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	59,368.306 40,316.323 3,649.583	13,615.598 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	3,854.136 5,712.878 2,961.832	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	11,596.999 7,292.741 5,060.065	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	42,887.643 27,674.658 5,460.791	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	173,890.808 144,000.792 20,894.979	9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	19,646.958 16,705.093 5,605.280	2,808.820 2,911.497 2,109.894

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	53,371.657 25,761.866 2,342.830	6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	37,311.146 13,850.687 4,393.718	2,783.824 2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	38,368.522 27,202.761 787.780	1,432.564 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	70,207.323 40,929.381 2,648.529	1,298.145 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909861 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	27,524.821 17,024.895 6,157.133	1,297.454 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	7,672.671 2,322.768 329.048	2,731.268 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	8,158.155 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	150,120.668 77,646.183 43,283.804	1,713.314 1,139.108 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	424,777.954 359,921.125 159,376.034	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	280,150.191 225,841.736 165,630.010	14,445.096 47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	132,788.810 97,541.816 64,588.028	175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	154,755.213	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519054 $10.473903 $10.000000	$10.140218 $10.519054 $10.473903	298,760.640 221,121.841 114,533.582	6,446.225 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.627700 $11.522602 $10.000000	$11.212077 $11.627700 $11.522602	13,999.512 8,897.914 5,858.719	2,354.765 2,548.395 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.792938 $10.677437 $10.000000	$10.368927 $10.792938 $10.677437	1,750,782.475 1,553,880.178 580,743.752	28,690.952 29,312.407 15,506.739
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.161786 $11.059804 $10.000000	$10.718558 $11,161786 $11.059804	663,103.276 473,947.903 175,051.481	47,077.128 21,954.236 3,902.179
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	17,505.163 26,922.556 1,618.992	3,037.201 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	94,909.792 34,490.769 5,947.822	3,458.811 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	204,704.722 208.956	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.246046	$9.426201	N/A	1,100.787
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	255,817.826 8,648.691	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.236118	$9.229595	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	791,918.911 575,485.283 182,959.852	30,150.214 38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	37,615.367 12,732.147 2,807.881	2,628.568 1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.318920 $10.558141 $10.000000	$9.973576 $10.318920 $10.558141	381,359.339 221,985.373 98,470.425	36,002.009 17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	549,245.018 293,151.516 136,034.029	67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	3,851.557 1,233.186 2,596.771	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	74,367.030 2,945.908 3,295.572	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.940491 $9.600889 $10.000000	$9.825274 $9.940491 $9.600889	107,436.937 76,749.293 27,513.051	8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	8,182.746 2,074.721 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	27,815.391 20,951.676 2,471.024	2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.557858 $10.084125 $10.000000	$10.358900 $10.557858 $10.084125	551,226.440 297,449.461 152,872.006	79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	873,993.923 533,914.082 262,180.810	69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	546,489.290 251,893.282 68,616.863	42,866.914 15,107.729 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	2,328,082.359 1,646,991.494 405,855.260	167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	539,455.465 428,411.367 298,286.411	22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	1,570,746.346 1,260,467.572 386,346.006	151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.577846 $10.877738 $10.000000	$11.035764 $11.577846 $10.877738	359,257.297 290,232.767 89,652.002	14,128.861 2,986.240 260.599

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	19,272.819 14,411.718 902.411	2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	32,460.757 15,492.823 13,726.551	2,341.804 2,463.820 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.818958 $10.857766 $10.000000	$11.635637 $11.818958 $10.857766	42,572.329 8,176.799 624.471	17,644.862 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	97.291 85.504 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	431,214.773 321,799.270 82,776.931	35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	336,818.586 106,443.342 28,507.539	6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	332,175.236 175,250.569 71,227.478	34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	343,365.880 199,029.260 51,271.286	13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	187,472.048 74,383.514 19,115.452	10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	246,177.585 153,383.211 52,488.177	2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	889,317.117 792,280.900 380,104.083	42,527.308 39,215.668 4,700.921
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	540,104.273 416,605.109 132,560.522	59,036.437 73,431.287 12,321.160
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	45,127.295 12,120.022 0.000	2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	24,179.915 17,924.395 11,818.614	2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	1,076.790 2,080.534 2,317.261	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	29,318.727 1,195.579 0.000	0.000 0.000 0.000

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	10,689.182 4,947.493 0.000	1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. . The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Surrenders - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
128

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
129

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Members® LandmarkSM Variable Annuity
Members® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	Members® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	Members® LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2016

(for Applications signed on or after May 1, 2016)

to the

Prospectus dated May 1, 2016

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2016 and June 30, 2016. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2016. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.75%
65-79	5.00%	4.75%
≥ 80	6.00%	5.75%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
4

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
5

risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
6

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
7

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
8

expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date of the premium payment was made, not the policy value issue date.
9

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, and 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $267,202,140, $364,566,103 and $212,971,232. During fiscal year 2015, and 2014 and 2013 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $32,370,822, $41,898,625 and $20,607,216.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Transamerica Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.211641 $10.700276 $10.000000	$11.109585 $11.211641 $10.700276	0.000 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.813021 $11.960652 $10.000000	$12.738505 $12.813021 $11.960652	6,424.944 0.000 0.000	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.479805 $11.145519 $10.000000	$11.375752 $11.479805 $11.145519	5,663.634 11,907.910 0.000	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.816105 $9.540899 $10.000000	$9.619219 $9.816105 $9.540899	75.330 0.000 0.000	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.486969 $11.775513 $10.000000	$13.039953 $12.486969 $11.775513	1,730,.216 1,587.796 363.553	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.840468 $11.876212 $10.000000	$12.731033 $12.840468 $11.876212	4,029.143 1,202.372 220.186	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.662829 $11.208331 $10.000000	$9.948674 $10.662829 $11.208331	227.409 303.330 304.826	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.922483 $11.055665 $10.000000	$11.728514 $11.922483 $11.055665	0.000 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.024664 $11.900768 $10.000000	$12.819798 $13.024664 $11.900768	7,971.615 4,747.222 592.324	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.802693 $12.318322 $10.000000	$12.344767 $12.802693 $12.318322	4,022.973 4,025.953 436.161	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.210010 $11.694967 $10.000000	$11.586377 $12.210010 $11.694967	0.000 0.000 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.935350 $10.638836 $10.000000	$10.553741 $10.935350 $10.638836	0.000 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.440900 $10.110268 $10.000000	$10.191264 $10.440900 $10.110268	1,903.728 819.169 826.866	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.129161 $9.974176 $10.000000	$9.501685 $10.129161 $9.974176	2,682.018 6,672.856 81.067	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.672635 $9.867524 $10.000000	$9.481595 $9.672635 $9.867524	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	2,599.578 2,624.120 0.000	0.000 0.000 0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999452	$9.491668	3,644.894	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.431669 $10.438955 $10.000000	$10.05840 $10.431669 $10.438955	0.000 0.000 0.000	0.000 0.000 10,323.211
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.531143 $11.484188 $10.000000	$11.063534 $11.531143 $11.484188	0.000 0.000 0.000	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.703314 $10.641818 $10.000000	$10.231557 $10.703314 $10.641818	42,229.651 56,461.426 16,686.054	0.000 0.000 10,180.865
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.069107 $11.022930 $10.000000	$10.576565 $11.069107 $11.022930	1,984.965 18,439.491 204.597	0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.689079 $11.564972 $10.000000	$11.961213 $12.689079 $11.564972	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.615269 $10.653324 $10.000000	$10.277358 $10.615269 $10.653324	1,037.640 853.851 154.086	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.900643 $9.998356	$9.372257 $9.900643	1,289.919 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.221534	$9.372257	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.860758 $9.998356	$9.176779 $9.860758	1,560.543 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.211629	$9.176779	N/A	1,408.156
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.842138 $10.527416 $10.000000	$10.614233 $10.842138 $10.527416	22,426.368 13,741.737 8,216.815	0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.158628 $9.147694 $10.000000	$9.870653 $10.158628 $9.147694	0.000 0.000 0.000	0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.233246 $10.522939 $10.000000	$9.841456 $10.233246 $10.522939	7,138.794 4,240.944 725.569	0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.553260 $10.930754 $10.000000	$11.338348 $11.553260 $10.930754	4,920.351 343.980 137.441	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$11.995798 $12.270186 $10.000000	$11.139420 $11.995798 $12.270186	819.530 0.000 0.000	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.472935 $12.519543 $10.000000	$14.673567 $13.472935 $12.519543	1,005.024 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.857938 $9.568838 $10.000000	$9.695105 $9.857938 $9.568838	0.000 0.000 0.000	901.853 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.079512 $11.708139 $10.000000	$12.775071 $13.079512 $11.708139	0.000 0.000 0.000	0.000 0.000 0.000
15

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.072133 $11.597940 $10.000000	$12.436753 $13.072133 $11.597940	4,648.338 3,386.022 0.000	0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.470186 $10.050472 $10.000000	$10.221678 $10.470186 $10.050472	4,518.188 9,717.412 4,731.853	851.118 0.000 10,620.005
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.908462 $10.258624 $10.000000	$10.470428 $10.908462 $10.258624	11,306.601 7,219.733 869.397	1,239.049 0.000 10,458.079
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.325279 $10.680532 $10.000000	$10.773620 $11.325279 $10.680532	3,921.751 1,918.768 140.573	1,199.251 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.701436 $10.442550 $10.000000	$10.303895 $10.701436 $10.442550	55,187.371 15,615.370 7,279.588	0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.516279 $10.194356 $10.000000	$10.237170 $10.516279 $10.194356	11,492.366 815.618 823.282	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.131179 $10.922306 $10.000000	$10.527299 $11.131179 $10.922306	13,691.621 8,488.078 3,027.932	22,230.640 22,601.082 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.481729 $10.841461 $10.000000	$10.889571 $11.481729 $10.841461	2,408.214 530.539 0.000	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.259096 $11.065013 $10.000000	$10.031546 $10.259096 $11.065013	0.000 0.000 0.000	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.085816 $13.584149 $10.000000	$15.387895 $14.085816 $13.584149	6,609.861 2,054.257 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.720834 $10.821553 $10.000000	$11.481522 $11.720834 $10.821553	65,415.663 13,119.061 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.995509 $10.402930 $10.000000	$11.139420 $10.995509 $10.402930	19,165.359 9,886.033 2,467.270	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.798112 $10.132325 $10.000000	$10.364472 $10.798112 $10.132325	67.904 0.000 0.000	833.462 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.219019 $10.757765 $10.000000	$10.616795 $11.219019 $10.757765	3,528.776 503.364 292.601	1,211.521 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.675483 $9.460432 $10.000000	$9.532978 $9.675483 $9.460432	2,848.335 1,520.942 0.000	0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$8.979971 $8.862005 $10.000000	$8.549785 $8.979971 $8.862005	993.203 802.137 0.000	1,017.579 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.296821 $10.139188 $10.000000	$9.854655 $10.296821 $10.139188	777.955 817.661 825.344	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.551556 $10.389003 $10.000000	$9.900223 $10.551556 $10.389003	34,628.474 29,956.423 8,800.497	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.857726 $10.730995 $10.000000	$9.947237 $10.857726 $10.730995	1,229.597 695.512 0.000	0.000 0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.454065 $12.108297 $10.000000	$11.873751 $12.454065 $12.108297	5,106.327 3,424.076 0.000	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.354847 $12.823910 $10.000000	$13.372482 $13.354847 $12.823910	8,411.848 4,065.451 212.280	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.773695 $11.874312 $10.000000	$12.290874 $12.773695 $11.874312	0.000 0.000 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.389993 $11.202665 $10.000000	$10.290106 $10.389993 $11.202665	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.944696 $11.915368 $10.000000	$13.527175 $12.944696 $11.915368	3,493.100 3,536.420 450.670	0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.249123 $10.714594 $10.000000	$11.169052 $11.249123 $10.714594	11,865.812 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.855778 $11.976631 $10.000000	$12.806556 $12.855778 $11.976631	14,301.697 13,827.395 4,331.447	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.518177 $11.160418 $10.000000	$11.436637 $11.518177 $11.160418	18,326.340 8,246.735 152.460	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.848929 $9.553666 $10.000000	$9.670708 $9.848929 $9.553666	9,282.313 381.241 471.185	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.528705 $11.791250 $10.000000	$13.109731 $12.528705 $11.791250	8,338.113 3,063.480 1,912.517	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.883378 $11.892090 $10.000000	$12.799159 $12.883378 $11.892090	14,489.043 7,902.747 1,747.381	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.698457 $11.223302 $10.000000	$10.001902 $10.698457 $11.223302	2,143.227 251.122 277.677	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.962278 $11.070441 $10.000000	$11.791188 $11.962278 $11.070441	5,040.129 5,195.276 3,285.337	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.068125 $11.916668 $10.000000	$12.888285 $13.068125 $11.916668	39,128.183 35,539.665 14,363.322	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.845429 $12.334784 $10.000000	$12.410750 $12.845429 $12.334784	25,385.042 22,439.977 8,480.263	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.250759 $11.710594 $10.000000	$11.648287 $12.250759 $11.710594	1,065.774 1,526.481 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.971900 $10.653070 $10.000000	$10.610211 $10.971900 $10.653070	13,707.898 14,233.422 7,235.842	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.475759 $10.123790 $10.000000	$10.245729 $10.475759 $10.123790	28,868.612 29,815.584 7,390.315	0.000 0.000 0.000
17

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.162971 $9.987520 $10.000000	$9.552449 $10.162971 $9.987520	16,447.516 27,101.783 4,064.929	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.704926 $9.880721 $10.000000	$9.532261 $9.704926 $9.880721	105,315.784 66,208.368 22,602.782	475.807 4,108.463 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.772362 $9.528560 $10.000000	$9.581167 $9.772362 $9.528560	0.000 741.059 8,076.449	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.772362 $9.528560 $10.000000	$9.581167 $9.772362 $9.528560	91,443.796 4,299.717 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999507	$9.504410	30,343.071	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.466505 $10.452911 $10.000000	$10.059318 $10.466505 $10.452911	14,091.467 10,688.100 5,056.012	0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.569642 $11.499537 $10.000000	$11.122666 $11.569642 $11.499537	0.000 0.000 0.000	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.739051 $10.656047 $10.000000	$10.286238 $10.739051 $10.656047	180,089.955 168,079.545 65,007.147	20,836.062 20,439.582 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.106051 $11.037659 $10.000000	$10.633070 $11.106051 $11.037659	33,041.259 32,935.753 4,500.392	2,329.328 1,805.521 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.731430 $11.580431 $10.000000	$12.025132 $12.731430 $11.580431	13,959.375 16,273.241 4,967.437	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.650738 $10.667568 $10.000000	$10.332322 $10.650738 $10.667568	21,977.923 19,748.511 6,190.356	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.903571 $9.998520	$9.393773 $9.903571	11,597.447 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.231316	$9.393773	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.863671 $9.998520	$9.197843 $9.863671	3,733.985 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.221410	$9.197843	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.878337 $10.541494 $10.000000	$10.670950 $10.878337 $10.541494	66,115.899 63,651.198 24,975.444	2,318.264 3,711.516 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.192537 $9.159931 $10.000000	$9.923400 $10.192537 $9.159931	5,817.102 5,934.670 2,240.413	0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.267388 $10.537000 $10.000000	$9.894014 $10.267388 $10.537000	15,317.720 14,542.729 6,093.615	0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.591839 $10.945380 $10.000000	$11.398942 $11.591839 $10.945380	54,640.591 41,678.162 3,336.358	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.035845 $12.286579 $10.000000	$11.198952 $12.035845 $12.286579	3,214.219 10,976.445 255.153	0.000 0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.517897 $12.536272 $10.000000	$14.751946 $13.517897 $12.536272	6,207.476 5,948.257 255.809	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.890845 $9.581644 $10.000000	$9.746912 $9.890845 $9.581644	10,707.048 9,511.625 3,878.197	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.123160 $11.723788 $10.000000	$12.843324 $13.123160 $11.723788	3,197.173 2,734.505 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.115758 $11.613444 $10.000000	$12.503207 $13.115758 $11.613444	16,526.248 22,254.925 267.178	0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.505147 $10.063916 $10.000000	$10.276298 $10.505147 $10.063916	42,534.769 27,934.339 20,504.516	10.072621 11,593.283 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.944883 $10.272344 $10.000000	$10.526393 $10.944883 $10.272344	44,724.436 29,051.497 6,628.803	11,934.129 12,164.394 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.363093 $10.694818 $10.000000	$10.831199 $11.363093 $10.694818	58,115.073 55,697.816 9,802.647	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.737173 $10.456517 $10.000000	$10.358970 $10.737173 $10.456517	291,592.510 212,286.558 101,759.593	42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.551390 $10.207988 $10.000000	$10.291886 $10.551390 $10.207988	19,609.577 25,014.437 12,570.890	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.168337 $10.936911 $10.000000	$10.583552 $11.168337 $10.936911	199,652.808 223,924.540 28,988.939	0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.520054 $10.855960 $10.000000	$10.947764 $11.520054 $10.855960	10,822.691 9,599.887 810.391	11,482.822 11,662.698 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.293337 $11.079791 $10.000000	$10.085141 $10.293337 $11.079791	1,969.992 2,526.244 275.543	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.132806 $13.602286 $10.000000	$15.470085 $14.132806 $13.602286	9,907.548 5,221.290 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.759948 $10.836019 $10.000000	$11.542850 $11.759948 $10.836019	133,000.075 87,779.229 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.032221 $10.416846 $10.000000	$10.559525 $11.032221 $10.416846	26,077.682 27,956.945 5,423.042	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.834166 $10.145879 $10.000000	$10.419871 $10.834166 $10.145879	9,448.087 1,392.598 358.004	0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.256470 $10.772150 $10.000000	$10.673538 $11.256470 $10.772150	27,907.323 27,711.990 9,269.394	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.707797 $9.473086 $10.000000	$9.583929 $9.707797 $9.473086	32,378.785 27,816.788 9,777.615	0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.009960 $8.873867 $10.000000	$8.595474 $9.009960 $8.873867	7,853.611 8,166.022 2,331.288	0.000 0.000 0.000
19

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.331214 $10.152759 $10.000000	$9.907344 $10.331214 $10.152759	8,570.417 6,900.479 9,031.877	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.586784 $10.402885 $10.000000	$9.953142 $10.586784 $10.402885	86,818.791 78,681.990 53,654.527	3,170.811 4,488.778 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.893974 $10.745339 $10.000000	$10.000404 $10.893974 $10.745339	17,869.930 21,454.134 29,501.909	6,017.698 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.495628 $12.124463 $10.000000	$11.937189 $12.495628 $12.124463	25,116.193 25,834.120 4,290.941	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.399397 $12.841030 $10.000000	$13.443913 $13.399397 $12.841030	36,261.354 24,127.651 1,763.015	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.816340 $11.890188 $10.000000	$12.356549 $12.816340 $11.890188	7,846.064 9,972.892 4,404.527	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.424676 $11.217635 $10.000000	$10.345101 $10.424676 $11.217635	11,244.849 11,223.599 4,320.053	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.987915 $11.931299 $10.000000	$13.599463 $12.987915 $11.931299	29,130.784 24,762.061 10,892.437	0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	0.000 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.887985 $11.988638 $10.000000	$12.857915 $12.887985 $11.988638	4,496.442 0.000 0.000	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	0.000 0.000 0.000	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.873617 $9.563258 $10.000000	$9.709513 $9.873617 $9.563258	765.967 2,247.455 290.703	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	0.000 0.000 0.000	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	0.000 0.000 0.000	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.725270 $11.234562 $10.000000	$10.042032 $10.725270 $11.234562	0.000 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.83471 $11.992238 $11.081541	6,238.808 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.100859 $11.928611 $10.000000	$12.939961 $13.100859 $11.928611	1,226,324 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.877596 $12.347138 $10.000000	$12.460505 $12.877596 $12.347138	0.000 0.000 0.000	0.000 0.000 0.000
20

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.281457 $11.722328 $10.000000	$11.695015 $12.281457 $11.722328	0.000 0.000 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.999388 $10.663753 $10.000000	$10.652772 $10.999388 $10.663753	0.000 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.502019 $10.133949 $10.000000	$10.286837 $10.502019 $10.133949	0.000 0.000 894.482	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.188441 $9.997538 $10.000000	$9.590778 $10.188441 $9.997538	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	7,077.575 24,530.619 7,372.349	0.000 0.000 994.287
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	3,660.049 2,958.844 4,381.706	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999548	$9.513983	692.673	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.492730 $10.463402 $10.000000	$10.099672 $10.492730 $10.463402	62,279.104 33,511.063 9,729.742	0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.598634 $11.511064 $10.000000	$11.167282 $11.598634 $11.511064	4,211.358 0.000 0.000	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.765963 $10.666738 $10.000000	$10.327498 $10.765963 $10.666738	46,646.236 49,750.489 17,089.367	0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.133874 $11.048720 $10.000000	$10.675723 $11.133874 $11.048720	50,785.622 13,857.541 13,363.219	4,822.549 5,267.959 4,816.155
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	2,972.553 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	2,596.283 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905770 $9.998644	$9.409973 $9.905770	8,269.819 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.238680	$9.409973	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865865 $9.998644	$9.213709 $9.865865	14,207.148 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.228761	$9.213709	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.905604 $10.552069 $10.000000	$10.713764 $10.905604 $10.552069	24,276.468 15,536.405 3,033.422	0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	0.000 0.000 0.000	0.000 0.000 0.000
21

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.293130 $10.547569 $10.000000	$9.933718 $10.293130 $10.547569	7,686.820 2,846.308 2,634.664	0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.620870 $10.956358 $10.000000	$11.444644 $11.620870 $10.956358	5,708.753 2,948.804 2,310.931	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	0.000 0.000 0.000	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.551757 $12.548831 $10.000000	$14.811120 $13.551757 $12.548831	593.272 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.915645 $9.591261 $10.000000	$9.786023 $9.915645 $9.591261	491.995 511.568 290.015	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.156025 $11.735537 $10.000000	$12.894815 $13.156025 $11.735537	0.000 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.148614 $11.625085 $10.000000	$12.553342 $13.148614 $11.625085	0.000 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.531461 $10.074011 $10.000000	$10.317499 $10.531461 $10.074011	68,340.414 38,064.688 6,813.876	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.972312 $10.282648 $10.000000	$10.568615 $10.972312 $10.282648	37,611.502 24,483.072 13,628.569	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.391564 $10.705543 $10.000000	$10.874653 $11.391564 $10.705543	11,875.159 12,044.507 465.795	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	168,106.899 71,664.001 25,120.853	0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	14,261.302 11,925.069 12,071.927	0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	43,662.117 13,501.817 1,095.866	0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.548912 $10.866845 $10.000000	$10.991679 $11.548912 $10.866845	44,734.723 36,722.413 10,286.187	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	0.000 0.000 0.000	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.168189 $13.615904 $10.000000	$15.532106 $14.168189 $13.615904	572.009 0.000 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.789415 $10.846881 $10.000000	$11.589150 $11.789415 $10.846881	10,552.220 0.000 0.000	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date May 1, 2013	2015 2014 2013	$10.342846 $10.213425 $10.000000	$9.602853 $10.342846 $10.213425	0.000 0.000 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.059856 $10.427283 $10.000000	$10.601876 $11.059856 $10.427283	57,997.026 48,456.777 20,401.517	0.000 0.000 0.000
22

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.861299 $10.156054 $10.000000	$10.461648 $10.861299 $10.156054	23,769.279 12,270.500 12,409.030	0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.284678 $10.782951 $10.000000	$10.716348 $11.284678 $10.782951	10,162.434 2,527.968 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.732134 $9.482602 $10.000000	$9.622392 $9.732134 $9.482602	30,133.111 32,446.472 10,690.231	0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.032552 $8.882785 $10.000000	$8.629981 $9.032552 $8.882785	28,770.333 19,684.958 5,190.102	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.357094 $10.162935 $10.000000	$9.947079 $10.357094 $10.162935	29,298.265 26,032.820 21,806.199	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.613321 $10.413329 $10.000000	$9.993076 $10.613321 $10.413329	85,820.463 68,359.907 7,459.389	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.921279 $10.756115 $10.000000	$10.040519 $10.921279 $10.756115	60,823.147 37,141.262 5,408.988	0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.526940 $12.136615 $10.000000	$11.985086 $12.526940 $12.136615	0.000 0.000 0.000	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	0.000 0.000 0.000	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.848437 $11.902102 $10.000000	$12.406103 $12.848437 $11.902102	0.000 0.000 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.020441 $11.943257 $10.000000	$13.653984 $13.020441 $11.943257	321.861 0.000 0.000	0.000 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	100,768.455 60,261.280 9,203.833	6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio – Class B(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	537,053.698 297,393.821 130,883.307	77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	1,064,225.370 542,177.270 202,156.745	45,535.161 34,954.394 32,795.873
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	520,629.599 277,648.265 72,559.232	88,748.879 66,631.836 13,559.146
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	1,112,916.540 521,782.334 139,625.304	74,524.364 56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	1,226,195.233 740,390.457 135,685.357	61,403.588 38,656.944 16,194.310
23

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	582,847.034 298,431.729 106,474.392	49,670.229 55,940.282 11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	593,400.350 273,204.004 133,395.960	52,133.830 24,106.110 10,104.166
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	1,120,089.200 579,212.279 151,751.424	140,148.356 118,853.231 27,809.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	499,738.116 275,186.445 53,986.481	80,164.896 35,981.779 12,977.702
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	223,748.686 131,553.368 43,161.470	19,655.441 41,137.509 899.234
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	65,690.361 40,643.384 5,609.107	7,122.081 2,242.058 1,601.419
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	652,575.993 382,786.689 164,123.157	70,273.065 46,684.303 18,214.709
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	401,355.169 232,278.299 77,712.400	14,200.268 29,335.126 1,667.082
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	1,254,649.757 552,991.301 369,356.451	173,349.521 277,327.868 440,133.723
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	362,950.205 427,907.606 338,890.611	239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	580,070.992 44,442.215 0.000	170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	380,024.521	55,084.648
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519054 $10.473903 $10.000000	$10.140218 $10.519054 $10.473903	1,048,295.580 808,572.559 197,702.338	142,620.573 111,380.004 38,415.952
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.627700 $11.522602 $10.000000	$11.212077 $11.627700 $11.522602	418,673.387 262,361.605 36,368.007	48,492.774 49,012.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.792938 $10.677437 $10.000000	$10.368927 $10.792938 $10.677437	8,072,655.261 7,047,236.950 2,601,064.736	1,249,560.186 1,153,517.511 548,202.427
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.161786 $11.059804 $10.000000	$10.718558 $11.161786 $11.059804	4,228,006.581 2,647,022.142 928,559.387	913,343.252 670,113.482 189,578.346
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	381,194.216 272,884.281 89,828.768	51,056.631 15,865.047 4,433.326
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	1,478,259.792 806,988.533 290,422.825	114,980.851 19,102.045 6,629.604
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	607,090.827 15,830.286	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.246046	$9.426201	N/A	14,350.025
24

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	770,897.846 57,752.539	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.236118	$9.229595	N/A	26,075.016
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,824,171.560 2,279,685.734 1,062,326.524	542,307.444 408,102.800 153,615.213
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	476,422.298 293,348.493 132,719.253	12,094.498 15,012.556 6,569.304
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.318920 $10.558141 $10.000000	$9.973576 $10.318920 $10.558141	1,226,183.901 848,630.204 293,777.940	310,383.575 236,610.664 115,528.018
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,900,490.480 1,075,352.419 340,775.936	781,802.068 466,329.663 115,364.242
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	214,622.396 131,642.141 43,197.745	22,375.179 21,384.766 340.292
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	307,846.925 132,949.659 20,990.072	114,745.154 63,128.563 14,870.606
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.940491 $9.600889 $10.000000	$9.825274 $9.940491 $9.600889	616,663.647 395,088.549 93,360.784	129,421.407 85,882.493 20,246.996
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	241,030.105 129,180.322 30,035.290	11,590.613 8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	476,988.612 299,787.805 74,070.665	91,933.803 74,429.244 9,736.990
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.557858 $10.084125 $10.000000	$10.358900 $10.557858 $10.084125	3,291,093.077 2,054,636.551 894,850.257	415,752.063 201,557.433 37,868.617
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	2,982,583.051 1,783,972.987 700,100.118	570,511.735 324,670.846 149,268.285
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,953,463.280 1,121,248.477 317,190.390	437,785.108 256,042.935 99,114.016
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	11,245,688.232 8,044,330.855 2,363,680.143	1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,250,154.759 781,162.937 269,936.394	128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,291,849.274 5,843,346.997 1,525,463.500	2,826,399.286 2,282,851.722 613,609.495
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.577846 $10.877738 $10.000000	$11.035764 $11.577846 $10.877738	1,658,155.605 1,310,265.637 435,941.251	303,582.267 219,277.838 120,683.301
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	401,098.072 198,576.391 54,289.170	64,538.618 31,673.638 9,026.006
25

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	211,218.441 93,284.197 10,953.011	2,955.990 10,985.079 316.311
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.818958 $10.857766 $10.000000	$11.635637 $11.818958 $10.857766	388,711.442 141,031.551 45,766.840	41,996.249 6,313.753 1,126.357
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	1,902,971.324 1,538,245.589 619,870.377	215,785.212 172,680.043 55,050.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	612,774.710 232,491.193 105,628.761	77,630.972 51,810.533 12,527.995
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	1,081,739.569 657,580.063 227,623.707	212,891.758 153,961.879 65,251.248
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	1,603,950.531 1,065,241.955 518,558.234	205,707.403 174,646.139 62,399.128
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	518,147.053 338,029.436 174,430.368	49,329.679 55,501.532 18,553.856
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	722,460.397 506,327.759 161,863.050	148,827.068 125,791.213 33,390.211
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,590,980.421 3,354,210.530 1,218,304.781	432,796.812 414,295.258 128,905.125
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,195,858.600 1,734,327.967 648,535.359	498,518.632 387,940.398 115,859.600
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	322,389.693 249,092.588 69,255.931	29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	546,797.845 305,737.792 68,144.429	82,152.826 51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	105,326.661 83,193.782 14,754.053	18,950.206 45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	228,688.819 105,923.732 33,057.840	11,779.406 8,068.633 6,039.947
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	319,849.310 236,173.898 45,675.117	52,423.685 4,077.521 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.343284 $10.750435 $10.000000	$11.318968 $11.343284 $10.750435	455,090.353 393,225.067 267,220.904	24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.963438 $12.016687 $10.000000	$12.978543 $12.963438 $12.016687	945,094.363 587,712.929 183,618.663	112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date May 1, 2013	2015 2014 2013	$11.614612 $11.197765 $10.000000	$11.590179 $11.614612 $11.197765	2,720,425.164 1,582,900.388 526,445.841	224,846.179 157,965.515 28,351.522
26

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.931396 $9.585654 $10.000000	$9.800537 $9.931396 $9.585654	2,576,177.547 1,903,463.496 438,960.594	310,062.628 185,552.208 51,185.079
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.633586 $11.830688 $10.000000	$13.285705 $12.633586 $11.830688	2,612,821.220 1,263,905.792 491,243.624	241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.991220 $11.931867 $10.000000	$12.970965 $12.991220 $11.931867	2,946,870.889 1,776,072.404 468,209.033	108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.788034 $11.260843 $10.000000	$10.136201 $10.788034 $11.260843	1,150,475.774 528,244.877 221,404.888	66,127.553 55,666.789 5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.062460 $11.107482 $10.000000	$11.949550 $12.062460 $11.107482	2,102,030.771 1,318,331.404 385,204.975	222,219.041 117,346.357 51,236.774
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.177562 $11.956533 $10.000000	$13.061381 $13.177562 $11.956533	2,078,692.893 1,120,674.667 322,301.150	333,203.821 182,600.154 42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.953004 $12.376023 $10.000000	$12.577430 $12.953004 $12.376023	1,084,200.133 685,821.654 334,929.528	162,352.751 95,219.188 12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.353364 $11.749767 $10.000000	$11.804746 $12.353364 $11.749767	520,806.137 369,376.060 111,370.977	59,553.132 48,594.330 11,396.880
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.063752 $10.688708 $10.000000	$10.752653 $11.063752 $10.688708	235,548.227 177,694.429 74,398.651	4,340.814 1,679.847 489.652
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.563518 $10.157681 $10.000000	$10.383365 $10.563518 $10.157681	2,651,637.829 1,683,653.395 810,279.100	311,001.952 211,734.449 74,224.183
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.248119 $10.020960 $10.000000	$9.680785 $10.248119 $10.020960	2,295,513.349 1,038,247.528 1,626,123.155	72,638.287 43,093.474 12,108.444
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.786246 $9.913807 $10.000000	$9.660323 $9.786246 $9.913807	3,733,409.851 2,695,157.653 1,918,148.551	1,256,086.721 1,062,094.764 794,012.415
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.854238 $9.560474 $10.000000	$9.709894 $9.854238 $9.560474	1,793,886.425 1,841,111.029 1,563,825.254	722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.854238 $9.560474 $10.000000	$9.709894 $9.854238 $9.560474	5,171,644.291 349,553.555 5,913.906	949,243.544 47,635.117 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999644	$9.536375	3,684,211.319	531,764.216
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.554197 $10.487906 $10.000000	$10.194463 $10.554197 $10.487906	6,590,300.451 4,424,753.668 1,967,675.135	854,687.950 511,293.968 155,033.857
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.666538 $11.538002 $10.000000	$11.272065 $11.666538 $11.538002	785,035.840 542,290.840 216,198.483	112,732.603 50,616.324 9,104.650
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.829022 $10.691713 $10.000000	$10.424423 $10.829022 $10.691713	43,022,329.555 39,414,063.697 14,786,654.800	4,293,914.196 3,483,820.428 1,081,046.301
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.199081 $11.074586 $10.000000	$10.775920 $11.199081 $11.074586	13,412,471.766 8,497,318.082 2,921,058.560	1,765,194.953 1,180,685.812 371,964.713
27

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.838062 $11.619171 $10.000000	$12.186650 $12.838062 $11.619171	1,060,213.602 794,609.291 243,887.144	55,917.298 7,874.649 677.588
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.739932 $10.703267 $10.000000	$10.471099 $10.739932 $10.703267	5,288,964.909 2,600,376.005 1,191,069.381	269,610.823 83,097.770 20,841.400
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.910906 $9.998931	$9.447880 $9.910906	3,809,465.702 107,694.441	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.255876	$9.447880	N/A	215,113.201
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.870978 $9.998931	$9.250817 $9.870978	4,249,375.593 303,325.031	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.245938	$9.250817	N/A	204,971.948
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.969470 $10.576786 $10.000000	$10.814301 $10.969470 $10.576786	13,322,996.553 9,840,157.007 4,121,639.585	1,746,164.959 1,261,558.778 599,756.578
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.277936 $9.190623 $10.000000	$10.056719 $10.277936 $9.190623	759,876.571 442,626.701 178,373.329	42,574.101 19,299.463 8,230.003
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.353417 $10.572261 $10.000000	$10.026952 $10.353417 $10.572261	4,352,263.937 2,707,685.708 1,001,377.152	579,400.271 338,155.595 125,901.112
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.688939 $10.982007 $10.000000	$11.552058 $11.688939 $10.982007	8,353,356.336 3,792,971.424 1,063,072.812	955,660.118 564,867.035 141,887.419
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.136644 $12.327660 $10.000000	$11.349403 $12.136644 $12.327660	554,182.801 283,489.368 119,481.016	22,081.413 7,175.460 883.095
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.631098 $12.578200 $10.000000	$14.950063 $13.631098 $12.578200	542,316.251 225,714.716 42,442.757	74,723.248 32,438.983 6,323.023
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.973722 $9.613735 $10.000000	$9.877856 $9.973722 $9.613735	2,763,432.839 1,605,693.871 379,935.488	436,641.592 224,897.387 71,642.116
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.233041 $11.762996 $10.000000	$13.015793 $13.233041 $11.762996	301,107.863 218,325.304 31,034.738	16,447.897 12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.225582 $11.652289 $10.000000	$12.671111 $13.225582 $11.652289	891,152.801 496,877.578 134,498.465	90,657.356 58,175.369 12,779.756
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.593167 $10.097615 $10.000000	$10.414355 $10.593167 $10.097615	15,224,511.896 9,673,496.652 3,647,455.492	1,929,859.739 972,738.112 315,777.929
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.036579 $10.306733 $10.000000	$10.667801 $11.036579 $10.306733	23,270,689.215 11,455,244.918 4,201,161.307	2,866,452.866 1,357,996.260 487,654.222
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.458264 $10.730609 $10.000000	$10.976679 $11.458264 $10.730609	7,989,183.294 3,706,614.257 1,118,117.415	1,827,734.681 1,071,154.990 446,170.412
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.827115 $10.491519 $10.000000	$10.498125 $10.827115 $10.491519	88,214,890.695 59,306,574.409 18,434,492.325	10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639777 $10.242158 $10.000000	$10.430131 $10.639777 $10.242158	7,412,878.936 4,694,520.955 1,618,607.230	989,793.825 580,152.452 254,689.318
28

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.261890 $10.973502 $10.000000	$10.725732 $11.261890 $10.973502	26,023,451.584 19,834,296.274 6,571,228.797	4,982,747.395 3,847,629.433 1,174,019.131
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.616532 $10.892283 $10.000000	$11.094806 $11.616532 $10.892283	8,329,407.278 6,715,283.322 2,038,067.991	1,039,548.227 885,097.098 333,672.269
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.379554 $11.116849 $10.000000	$10.220624 $10.379554 $11.116849	905,204.375 398,186.488 109,936.208	89,661.020 31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.251112 $13.647750 $10.000000	$15.677777 $14.251112 $13.647750	304,253.707 133,481.154 22,128.499	24,027.587 2,298.094 868.595
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.858446 $10.872281 $10.000000	$11.697900 $11.858446 $10.872281	1,750,200.128 274,739.580 78,350.446	213,241.130 104,177.057 8,105.229
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.124623 $10.451710 $10.000000	$10.701368 $11.124623 $10.451710	10,683,318.371 8,884,589.896 3,647,376.276	1,014,625.490 900,285.749 363,358.111
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.924926 $10.179845 $10.000000	$10.559845 $10.924926 $10.179845	4,889,845.914 1,579,140.211 624,928.717	519,473.755 174,401.927 38,034.235
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.350744 $10.808186 $10.000000	$10.816892 $11.350744 $10.808186	5,536,939.867 1,983,029.316 732,620.732	733,002.344 350,214.248 56,134.232
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.789141 $9.504820 $10.000000	$9.712694 $9.789141 $9.504820	6,650,984.685 4,704,987.215 2,266,145.450	973,835.975 495,278.990 161,131.774
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.085471 $8.903606 $10.000000	$8.710984 $9.085471 $8.903606	2,869,756.696 2,258,495.671 690,784.452	224,880.072 138,604.665 58,498.384
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.417774 $10.186747 $10.000000	$10.040445 $10.417774 $10.186747	4,163,327.162 3,183,886.653 1,398,106.099	552,882.139 324,422.935 118,979.550
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.675473 $10.437709 $10.000000	$10.086856 $10.675473 $10.437709	20,140,864.592 19,316,097.476 8,269,991.501	1,768,559.551 1,628,220.302 647,314.571
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.985233 $10.781296 $10.000000	$10.134748 $10.985233 $10.781296	7,689,285.403 5,428,410.614 2,011,013.610	1,104,113.706 860,078.552 216,685.371
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.600284 $12.165005 $10.000000	$12.097538 $12.600284 $12.165005	647,804.822 362,392.771 125,178.885	61,629.427 37,106.586 6,005.496
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.511598 $12.883957 $10.000000	$13.624458 $13.511598 $12.883957	1,182,146.738 635,447.438 196,039.006	107,755.608 57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.923675 $11.929958 $10.000000	$12.522517 $12.923675 $11.929958	198,046.926 117,064.680 36,152.179	10,838.771 30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.511998 $11.255138 $10.000000	$10.484066 $10.511998 $11.255138	322,195.982 168,484.824 55,865.806	21,734.905 11,562.148 3,504.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.096676 $11.971204 $10.000000	$13.782074 $13.096676 $11.971204	557,874.933 270,746.849 118,756.937	92,208.945 23,878.454 4,115.231

29

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.371714 $10.761224 $10.000000	$11.364376 $11.371714 $10.761224	64,263.104 37,128.764 14,995.732	0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.995901 $12.028720 $10.000000	$13.030577 $12.995901 $12.028720	123,470.356 92,791.945 35,314.073	27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.643706 $11.208984 $10.000000	$11.636649 $11.643706 $11.208984	368,263.063 293,609.932 138,211.893	7,769.297 4.304 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.956305 $9.595288 $10.000000	$9.839875 $9.956305 $9.595288	957,268.026 552,968.936 146,080.294	116,806.127 74,055.305 30,156.996
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.665223 $11.842546 $10.000000	$13.338973 $12.665223 $11.842546	294,898.100 186,803.477 71,129.439	14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$13.023761 $11.943820 $10.000000	$13.022990 $13.023761 $11.943820	357,581.284 170,921.732 52,765.149	20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.815068 $11.272124 $10.000000	$10.176872 $10.815068 $11.272124	163,772.248 114,327.791 16,463.971	10,557.027 10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.092692 $11.118629 $10.000000	$11.997477 $12.092692 $11.118629	211,502.968 101,808.240 18,532.916	24,303.503 5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.210576 $11.968514 $10.000000	$13.113758 $13.210576 $11.968514	426,751.229 311,539.859 100,871.307	41,522.119 28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.985456 $12.388426 $10.000000	$12.627883 $12.985456 $12.388426	163,561.017 105,849.851 32,322.823	25,288.670 9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.384321 $11.761540 $10.000000	$11.852103 $12.384321 $11.761540	112,986.456 71,885.942 35,644.269	11,039.005 4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.091476 $10.699427 $10.000000	$10.795776 $11.091476 $10.699427	28,308.074 9,930.760 6,653.874	2,379.108 778.524 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.589984 $10.167870 $10.000000	$10.425007 $10.589984 $10.167870	1,080,862.218 623,127.531 268,509.728	70,004.737 32,762.921 14,090.541
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.273798 $10.031013 $10.000000	$9.719621 $10.273798 $10.031013	264,491.006 130,725.778 46,472.543	15,260.354 10,356.867 7,044.338
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.810770 $9.923751 $10.000000	$9.699074 $9.810770 $9.923751	2,010,638.975 1,443,548.814 899,801.995	1,727,056.057 2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	697,521.847 609,174.753 520,275.110	120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999685	$9.545989	1,413,126.571	96,829.920
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.580640 $10.498423 $10.000000	$10.235360 $10.580640 $10.498423	2,984,921.195 1,928,571.581 785,477.811	177,112.121 107,274.427 13,158.362
30

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.695770 $11.549567 $10.000000	$11.317279 $11.695770 $11.549567	94,099.758 36,543.476 2,468.009	7,185.573 1,571.040 5,258.281
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.856149 $10.702435 $10.000000	$10.466234 $10.856149 $10.702435	19,562,323.435 16,886.380.920 5,462,160.802	1,229,185.209 1,106,523.523 400,013.153
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.227145 $11.085692 $10.000000	$10.819148 $11.227145 $11.085692	7,018,551.500 4,197,855.111 1,507,985.665	477,975.276 365,069.978 85,215.629
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.870208 $11.630812 $10.000000	$12.235510 $12.870208 $11.630812	61,960.156 25,626.680 7,256.513	22,459.264 15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.766844 $10.714003 $10.000000	$10.513098 $10.766844 $10.714003	810,460.597 108,638.151 32,497.068	61,131.146 19,450.547 13,264.757
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.913106 $9.999055	$9.464171 $9.913106	1,453,971.420 76,379.514	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	10.263258	$9.464171	N/A	82,475.437
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.873176 $9.999055	$9.266777 $9.873176	2,064,832.775 92,576.759	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	10.253316	9.266777	N/A	78,669.375
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.996952 $10.587385 $10.000000	$10.857672 $10.996952 $10.587385	6,200,833.238 4,320,865.703 1,969,138.867	640,436.437 431,236.557 150,960.379
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.303687 $9.199845 $10.000000	$10.097049 $10.303687 $9.199845	89,543.938 41,164.836 12,860.930	22,376.797 21,172.153 2,560.342
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.379348 $10.582852 $10.000000	$10.067158 $10.379348 $10.582852	2,481,388.175 1,482,653.871 545,902.099	218,118.771 166,273.306 46,261.476
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.718211 $10.993018 $10.000000	$11.598380 $11.718211 $10.993018	4,122,918.223 2,168,929.879 605,286.567	293,953.434 166,631.869 62,095.414
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.167048 $12.340009 $10.000000	$11.394925 $12.167048 $12.340009	98,052.610 64,211.374 28,463.664	9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.665247 $12.590808 $10.000000	$15.010012 $13.665247 $12.590808	140,885.905 81,827.659 51,653.070	7,744.916 3,126.294 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.998717 $9.623381 $10.000000	$9.917483 $9.998717 $9.623381	1,210,251.369 655,763.289 199,980.549	115,642.878 78,068.408 5,642.241
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.266196 $11.774789 $10.000000	$13.067996 $13.266196 $11.774789	70,126.307 40,675.593 20,179.528	2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.258726 $11.663974 $10.000000	$12.721939 $13.258726 $11.663974	88,619.657 60,493.765 31,965.230	14,411.224 6,344.237 6,129.223
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.619703 $10.107747 $10.000000	$10.456119 $10.619703 $10.107747	7,927,091.042 4,822,103.114 1,755,876.651	522,078.436 357,122.600 83,305.130
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.064219 $10.317071 $10.000000	$10.710585 $11.064219 $10.317071	11,210,930.239 5,553,032.401 1,731,470.954	757,872.315 428,082.204 170,898.767
31

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.486977 $10.741367 $10.000000	$11.020711 $11.486977 $10.741367	4,432,074.260 1,630,313.399 534,123.874	453,444.882 222,144.139 68,654.884
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.854242 $10.502044 $10.000000	$10.540233 $10.854242 $10.502044	42,570,168.409 29,511,848.402 8,825,054.935	2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.666439 $10.252434 $10.000000	$10.471975 $10.666439 $10.252434	3,706,354.630 2,724,971.946 875,220.175	379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.290100 $10.984499 $10.000000	$10.768739 $11.290100 $10.984499	14,979,142.999 10,727,843.524 3,424,842.904	3,221,577.455 1,422,137.997 312,077.531
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.645646 $10.903208 $10.000000	$11.139325 $11.645646 $10.903208	4,503,750.020 3,695,013.317 992,195.452	234,967.166 212,258.917 106,705.872
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.405556 $11.127981 $10.000000	$10.261621 $10.405556 $11.127981	140,136.619 66,623.112 22,301.612	11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.286806 $13.661415 $10.000000	$15.740648 $14.286806 $13.661415	52,384.127 37,151.629 17,726.290	5,912.973 3,776.684 1,728.342
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.888160 $10.883184 $10.000000	$11.744808 $11.888160 $10.883184	613,810.316 31,679.289 12,212.154	25,697.618 3,915.953 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.402812 $10.221398 $10.000000	$9.706968 $10.402812 $10.221398	32,355.653 11,466.650 2,592.569	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.152500 $10.462191 $10.000000	$10.744289 $11.152500 $10.462191	5,660,737.074 4,624,225.559 1,463,697.677	312,740.979 217,229.054 85,934.688
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.952289 $10.190054 $10.000000	$10.602192 $10.952289 $10.190054	2,187,278.834 828,513.026 318,136.507	107,219.573 55,915.691 32,849.994
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.379196 $10.819034 $10.000000	$10.860289 $11.379196 $10.819034	2,104,820.788 1,025,743.646 399,652.809	299,063.857 150,111.168 52,959.279
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813662 $9.514350 $10.000000	$9.751636 $9.813662 $9.514350	2,789,151.344 2,057,386.825 999,005.652	219,903.010 161,712.401 71,077.327
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.108264 $8.912553 $10.000000	$8.745946 $9.108264 $8.912553	992,524.423 634,739.686 245,406.237	69,326.131 45,705.119 11,790.081
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.443870 $10.196963 $10.000000	$10.080719 $10.443870 $10.196963	2,516,500.446 1,956,366.926 986,485.934	164,805.083 100,636.795 34,113.523
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.702212 $10.448174 $10.000000	$10.127307 $10.702212 $10.448174	10,469,253.134 9,739,945.304 3,730,758.901	688,579.617 551,094.701 253,611.218
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.012768 $10.792110 $10.000000	$10.175414 $11.012768 $10.792110	3,963,221.152 2,772,568.093 1,068,568.547	396,706.155 277,093.187 111,560.626
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.631853 $12.177203 $10.000000	$12.146057 $12.631853 $12.177203	76,068.916 54,971.042 18,193.980	8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.545434 $12.896853 $10.000000	$13.679092 $13.545434 $12.896853	152,938.437 89,796.826 36,367.237	16,964.161 12,915.262 7,173.521
32

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.956027 $11.941909 $10.000000	$12.572718 $12.956027 $11.941909	29,094.605 18,934.105 5,936.209	4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.538329 $11.266414 $10.000000	$10.526120 $10.538329 $11.266414	84,451.892 68,345.199 20,897.827	9,422.672 7,872.892 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.129488 $11.983201 $10.000000	$13.837347 $13.129488 $11.983201	37,981.151 21,928.432 2,268.861	5,988.011 2,404.406 704.213
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.230363 $10.707426 $10.000000	$11.139271 $11.230363 $10.707426	64.277 811.084 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.834412 $11.968644 $10.000000	$12.772544 $12.834412 $11.968644	13,887.680 14,624.499 2,369.962	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.498985 $11.152965 $10.000000	$11.406154 $11.498985 $11.152965	13,110.016 8,375.065 1,466.780	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.832499 $9.547280 $10.000000	$9.644934 $9.832499 $9.547280	13,550.909 11,256.709 1,815.406	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.507820 $11.783374 $10.000000	$13.074793 $12.507820 $11.783374	22,991.594 12,226.155 4,230.107	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.861910 $11.884149 $10.000000	$12.765060 $12.861910 $11.884149	54,230.459 11,316.328 4,909.629	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.680630 $11.215808 $10.000000	$9.975250 $10.680630 $11.215808	56,199.076 51,256.929 1,229.873	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.942380 $11.063047 $10.000000	$11.759851 $11.942380 $11.063047	36,914.394 14,364.577 1,997.869	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.046409 $11.908722 $10.000000	$12.854041 $13.046409 $11.908722	20,848.664 14,462.604 1,992.978	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.824063 $12.326543 $10.000000	$12.377761 $12.824063 $12.326543	3,557.511 5,679.638 2,736.118	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.230390 $11.702776 $10.000000	$11.617339 $12.230390 $11.702776	16,984.649 9,025.567 886.819	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.953594 $10.645948 $10.000000	$10.581922 $10.953594 $10.645948	2,958.721 4,200.287 550.217	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.458333 $10.117028 $10.000000	$10.218494 $10.458333 $10.117028	15,634.474 16,357.190 3,239.238	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.146079 $9.980853 $10.000000	$9.527080 $10.146079 $9.980853	12,482.790 7,902.719 287.883	1,762.157 1,762.369 1,762.588
33

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.688788 $9.874119 $10.000000	$9.506929 $9.688788 $9.874119	144,783.598 15,380.422 5,573.634	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	9,279.552 6,050.282 2,022.228	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	21,495.267 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999480	$9.498051	4,255.608	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.449099 $10.445939 $10.000000	$10.032590 $10.449099 $10.445939	17,918.589 10,973.040 1,519.090	0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.550401 $11.491860 $10.000000	$11.093105 $11.550401 $11.491860	44,956.410 31,917.221 2,392.175	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087576 $11.030283 $10.000000	$10.604829 $11.087576 $11.030283	328,686.896 251,113.564 85,646.318	10,482.944 10,710.281 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.721200 $10.648942 $10.000000	$10.2558913 $10.721200 $10.648942	221,914.899 235,001.326 173,290.957	1,727.549 10,044.063 13,241.008
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.710268 $11.572700 $10.000000	$11.993179 $12.710268 $11.572700	77,072.382 60,730.462 2,624.079	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.633000 $10.660455 $10.000000	$10.304844 $10.633000 $10.660455	19,659.610 21,409.004 11,363.560	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902116 $9.998439	$9.383040 $9.902116	43,359.222 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.226444	$9.383040	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862222 $9.998439	$9.187326 $9.862222	12,388.665 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.216529	$9.187326	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.860255 $10.534462 $10.000000	$10.642594 $10.860255 $10.534462	60,781.056 43,907.891 9,529.686	9,076.293 9,284.186 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.175588 $9.153815 $10.000000	$9.897032 $10.175588 $9.153815	7,355.846 3,859.222 204.168	628.126 628.202 628.281
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.250325 $10.529969 $10.000000	$9.867739 $10.250325 $10.529969	19,199.829 5,371.619 3,903.920	12,568.084 9,386.223 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.572559 $10.938069 $10.000000	$11.368647 $11.572559 $10.938069	49,816.031 32,783.435 6,600.572	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.015839 $12.278394 $10.000000	$11.169203 $12.015839 $12.278394	10,483.945 9,494.094 3,585.144	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.495430 $12.527909 $10.000000	$14.712773 $13.495430 $12.527909	11,886.641 8,448.449 846.776	0.000 0.000 0.000
34

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.874394 $9.575240 $10.000000	$9.721015 $9.874394 $9.575240	5,104.349 5,252.076 1,005.136	2,365.876 2,366.161 2,366.456
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.101339 $11.715964 $10.000000	$12.809199 $13.101339 $11.715964	2,150.606 7,061.914 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.093960 $11.605686 $10.000000	$12.469993 $13.093960 $11.605686	28,333.408 15,708.208 3,547.942	525.507 525.570 525.635
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.487665 $10.057197 $10.000000	$10.248971 $10.487665 $10.057197	40,711.532 32,100.578 35,485.172	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.926676 $10.265484 $10.000000	$10.498420 $10.926676 $10.265484	115,317.084 59,980.890 25,530.491	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.344192 $10.687674 $10.000000	$10.802412 $11.344192 $10.687674	6,960.974 3,479.643 1,438.175	1,602.369 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.719311 $10.449534 $10.000000	$10.331440 $10.719311 $10.449534	132,776.958 134,939.596 66,841.118	770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.533842 $10.201181 $10.000000	$10.264536 $10.533842 $10.201181	12,276.695 11,369.144 3,755.106	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.149760 $10.929605 $10.000000	$10.555422 $11.149760 $10.929605	154,862.404 322,858.268 282,854.970	1,621.142 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.500897 $10.848708 $10.000000	$10.918676 $11.500897 $10.848708	104,387.475 123,894.119 31,497.804	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.276225 $11.072399 $10.000000	$10.058348 $10.276225 $11.072399	76,411.278 53,613.106 2,797.604	2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.109322 $13.593218 $10.000000	$15.429000 $14.109322 $13.593218	10,874.295 9,517.292 1,952.504	500.209 500.269 500.331
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.740407 $10.828798 $10.000000	$11.512194 $11.740407 $10.828798	1,333.858 1,378.199 1,040.155	1,109.694 1,109.828 1,109.966
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.013876 $10.409893 $10.000000	$10.531472 $11.013876 $10.409893	90,093.825 81,603.570 43,359.072	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.816153 $10.139103 $10.000000	$10.392183 $10.816153 $10.139103	16,990.580 11,043.253 2,180.229	0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.237755 $10.764954 $10.000000	$10.645176 $11.237755 $10.764954	282,128.339 14,290.073 556.157	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.691647 $9.466752 $10.000000	$9.558465 $9.691647 $9.466752	185,477.046 194,889.381 32,790.324	1,201.207 1,201.352 1,201.501
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$8.994968 $8.867938 $10.000000	$8.572621 $8.994968 $8.867938	9,352.760 11,661.024 8,649.772	620.533 620.608 620.685
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.314031 $10.145981 $10.000000	$9.881016 $10.314031 $10.145981	18,840.103 3,811.316 2,514.838	0.000 0.000 0.000
35

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569164 $10.395937 $10.000000	$9.926665 $10.569164 $10.395937	37,220.373 51,906.971 38,791.540	0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.875866 $10.738168 $10.000000	$9.973829 $10.875866 $10.738168	34,509.771 223,746.841 9,775.439	8,884.706 9,088.615 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.474849 $12.116373 $10.000000	$11.905464 $12.474849 $12.116373	5,021.213 8,091.209 2,146.864	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.377124 $12.832468 $10.000000	$13.408199 $13.377124 $12.832468	17,139.038 12,381.004 2,921.469	501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795018 $11.882254 $10.000000	$12.323705 $12.795018 $11.882254	2,116.624 871.220 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.407336 $11.210143 $10.000000	$10.317588 $10.407336 $11.210143	51,701.581 50,593.389 935.393	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.966311 $11.923333 $10.000000	$13.563320 $12.966311 $11.923333	44,400.705 48,163.289 0.000	0.000 0.000 0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.267902 $10.721751 $10.000000	$11.198895 $11.267902 $10.721751	43,641.424 39,361.731 20,225.891	324.989 173.219 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.877240 $11.984631 $10.000000	$12.840773 $12.877240 $11.984631	234,833.954 311,389.903 22,366.172	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.537406 $11.167882 $10.000000	$11.467198 $11.537406 $11.167882	832,093.984 1,021,170.053 38,508.774	56,499.175 47,518.132 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.865372 $9.560048 $10.000000	$9.696552 $9.865372 $9.560048	150,809.018 87,578.639 37,388.566	6,842.554 4,471.593 1,427.989
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.549625 $11.799133 $10.000000	$13.144757 $12.549625 $11.799133	241,270.576 171,896.739 62,601.025	0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.904886 $11.900033 $10.000000	$12.833364 $12.904886 $11.900033	240,353.312 222,652.203 46,067.017	294.343 294.733 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.716334 $11.230806 $10.000000	$10.028655 $10.716334 $11.230806	112,022.084 110,861.793 26,776.622	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.982257 $11.077851 $10.000000	$11.822694 $11.982257 $11.077851	236,500.341 140,196.806 40,872.660	2,257.697 315.699 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.089927 $11.924618 $10.000000	$12.922704 $13.089927 $11.924618	338,791.784 405,866.615 43,870.000	6,255.046 6,183.539 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.866880 $12.343022 $10.000000	$12.443921 $12.866880 $12.343022	100,3267.723 112,740.671 24,986.510	1,218.939 3,219.028 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.271210 $11.718414 $10.000000	$11.679416 $12.271210 $11.718414	30,726.986 22,488.816 17,597.667	0.000 0.000 0.000
36

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.990212 $10.660185 $10.000000	$10.638550 $10.990212 $10.660185	18,265.474 18,009.869 6,923.531	1,925.611 1,888.432 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$1.493249 $10.130552 $10.000000	$10.273100 $10.493249 $10.130552	87,591.592 64,496.580 32,345.543	1,695.618 1,334.555 1,362.039
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.179942 $9.994196 $10.000000	$9.577987 $10.179942 $9.994196	311,225.087 391,614.502 36,469.827	1,261.082 1,058.653 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.721140 $9.887333 $10.000000	$9.557744 $9.721140 $9.887333	425,951.210 145,086.206 170,118.831	0.000 12,825.590 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.788679 $9.534930 $10.000000	$9.606785 $9.788679 $9.534930	92,694.557 37,153.034 15,665.525	6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.788679 $9.534930 $10.000000	$9.606785 $9.788679 $9.534930	826,487.850 19,897.936 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999534	$9.510781	32,067.810	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.483993 $10.459910 $10.000000	$10.086216 $10.483993 $10.459910	344,885.328 211,031.261 67,881.046	0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.588948 $11.507218 $10.000000	$11.152369 $11.588948 $11.507218	33,200.678 8,707.303 272.674	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.756983 $10.663171 $10.000000	$10.313725 $10.756983 $10.663171	1,090,202.578 984,620.645 439,515.810	33,969.733 36,575.799 13,644.352
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.124607 $11.045046 $10.000000	$10.661503 $11.124607 $11.045046	616,223.902 466,456.736 304,967.975	0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.752670 $11.588159 $10.000000	$12.057250 $12.752670 $11.588159	39,063.966 32,466.842 13,699.963	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.668485 $10.674703 $10.000000	$10.359899 $10.668485 $10.674703	299,318.498 245,222.461 117,911.290	27,292.510 27,444.338 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905041 $9.998603	$9.404569 $9.905041	7,570.684 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.236231	$9.404569	N/A	408.905
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865137 $9.998603	$9.208427 $9.865137	55,981.463 5,068.353	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.226314	$9.208427	N/A	2,953.131
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.896498 $10.548539 $10.000000	$10.699456 $10.896498 $10.548539	1,070,091.882 1,220,013.241 196,578.173	6,614.375 8,378.796 2,970.057
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.209561 $9.166064 $10.000000	$9.949920 $10.209561 $9.166064	47,199.618 46,371.490 18,021.280	2,864.657 981.892 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284549 $10.544050 $10.000000	$9.920481 $10.284549 $10.544050	72,891.068 59,978.044 16,310.542	10,526.005 0.000 0.000
37

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.611194 $10.952695 $10.000000	$11.429405 $11.611194 $10.952695	185,809.247 118,866.057 36,406.657	2,935.348 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.055926 $12.294781 $10.000000	$11.228873 $12.055926 $12.294781	32,417.770 20,474.406 13,319.169	2,255.355 2,181.573 1,466.627
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.540467 $12.544643 $10.000000	$14.791372 $13.540467 $12.544643	20,601.056 14,132.238 5,088.874	1,656.739 1,675.033 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.907375 $9.588054 $10.000000	$9.772973 $9.907375 $9.588054	93,990.865 60,842.207 19,287.425	5,427.576 5,116.567 3,013.827
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.145060 $11.731616 $10.000000	$12.877634 $13.145060 $11.731616	17,568.139 12,805.714 279.428	6,806.249 6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.137653 $11.621198 $10.000000	$12.536602 $13.137653 $11.621198	466,359.330 635,812.313 27,042.732	1,157.534 1,158.864 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.522686 $10.070649 $10.000000	$10.303757 $10.522686 $10.070649	312,588.757 282,217.982 110,084.606	159,318.601 158,925.183 77,264.351
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.963155 $10.279209 $10.000000	$10.554510 $10.963155 $10.279209	530,561.984 411,312.058 139,757.438	8,698.777 2,499.433 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.382071 $10.701973 $10.000000	$10.860145 $11.382071 $10.701973	197,022.000 94,166.615 31,940.498	2,219.452 915.966 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.755101 $10.463511 $10.000000	$10.386658 $10.755101 $10.463511	1,567,169.738 1,699,526.002 723,202.827	61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569014 $10.214822 $10.000000	$10.319392 $10.569014 $10.214822	520,094.041 474,118.400 261,038.089	5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.186986 $10.944217 $10.000000	$10.611837 $11.186986 $10.944217	613,580.643 731,263.653 349,322.897	26,165.206 97,005.382 10,030.854
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.539282 $10.863207 $10.000000	$10.977013 $11.539282 $10.863207	206,249.557 172,763.213 29,234.133	1,511.728 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.310526 $11.087194 $10.000000	$10.112097 $10.310526 $11.087194	54,212.042 34,404.191 20,071.429	7,966.734 7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.156391 $13.611367 $10.000000	$15.511408 $14.156391 $13.611367	10,469.215 4,818.896 0.000	5,938.136 6,003.167 1,456.851
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.779587 $10.843264 $10.000000	$11.573700 $11.779587 $10.843264	85,561.599 28,266.285 5,571.675	10,966.795 14,327.968 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.050631 $10.423803 $10.000000	$10.587734 $11.050631 $10.423803	625,849.894 229,119.005 73,827.792	2,496.333 610.911 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.852257 $10.152664 $10.000000	$10.447704 $10.852257 $10.152664	117,232.528 88,370.045 49,101.141	2,186.501 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.275259 $10.779351 $10.000000	$10.702046 $11.275259 $10.779351	408,370.070 61,935.403 8,555.799	1,892.633 0.000 0.000
38

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.724006 $9.479421 $10.000000	$9.609539 $9.724006 $9.479421	331,157.826 287,844.167 185,405.345	605.028 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.025014 $8.879813 $10.000000	$8.618460 $9.025014 $8.879813	79,023.958 32,313.589 11,600.946	5,349.760 4,961.695 1,530.922
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.348459 $10.159541 $10.000000	$9.933817 $10.348459 $10.159541	175,550.755 110,156.950 28,901.122	16,667.846 16,768.825 3,381.517
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604463 $10.409842 $10.000000	$9.979738 $10.604463 $10.409842	614,123.472 566,702.974 211,459.429	52,685.235 50,723.623 52,402.361
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.912171 $10.752519 $10.000000	$10.027127 $10.912171 $10.752519	280,220.235 213,515.428 60,262.514	3,510.570 13,430.498 10,128.852
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.516487 $12.132561 $10.000000	$11.969091 $12.516487 $12.132561	25,780.890 20,900.007 2,094.124	151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.421772 $12.849602 $10.000000	$13.479844 $13.421772 $12.849602	76,636.263 70,186.223 20,094.896	1,072.719 1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.837727 $11.898128 $10.000000	$12.389572 $12.837727 $11.898128	8,962.224 8,226.596 2,466.810	2,148.283 2,165.479 2,183.978
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.442092 $11.225128 $10.000000	$10.372750 $10.442092 $11.225128	14,639.665 5,767.298 1,461.765	81.979 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.009597 $11.939274 $10.000000	$13.635788 $13.009597 $11.939274	21,700.366 17,177.564 2,489.387	0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.296085 $10.732499 $10.000000	$11.243720 $11.296085 $10.732499	12,807.200 5,553.633 2,156.303	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.909499 $11.996639 $10.000000	$12.892265 $12.909499 $11.996639	14,252.584 7,935.036 4,707.190	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.566317 $11.179081 $10.000000	$11.513188 $11.566317 $11.179081	137,520.798 89,492.556 52,330.532	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.890107 $9.569654 $10.000000	$9.735457 $9.890107 $9.569654	87,723.434 32,949.609 5,569.473	10,468.592 5,395.728 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.581044 $11.810950 $10.000000	$13.197463 $12.581044 $11.810950	63,421.328 29,999.823 9,822.023	294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.937215 $11.911959 $10.000000	$12.884838 $12.937215 $11.911959	56,946.575 43,576.593 17,099.440	289.454 291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.743192 $11.242065 $10.000000	$10.068886 $10.743192 $11.242065	51,991.508 17,623.802 6,137.813	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.012257 $11.088942 $10.000000	$11.870091 $12.012257 $11.088942	97,150.074 45,266.437 6,173.877	310.695 312.718 0.000
39

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.122735 $11.936588 $10.000000	$12.974545 $13.122735 $11.936588	52,470.617 15,545.543 4,030.545	1,132.759 758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.899104 $12.355386 $10.000000	$12.493814 $12.899104 $12.355386	21,509.127 7,244.043 3,171.412	385.102 385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.301966 $11.730167 $10.000000	$11.726267 $12.301966 $11.730167	10,415.388 4,087.661 1,989.725	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.017704 $10.670871 $10.000000	$10.681140 $11.017704 $10.670871	2,414.591 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519547 $10.140718 $10.000000	$10.314323 $10.519547 $10.140718	9,903.208 14,852.396 9,430.201	1,222.035 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.205471 $10.004232 $10.000000	$9.616416 $10.205471 $10.004232	29,729.935 16,132.074 84,301.392	2,780.558 3,183.280 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.745501 $9.897251 $10.000000	$9.596085 $9.745501 $9.897251	267,977.491 177,829.583 57,870.277	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	54,507.681 21,000.087 4,015.540	660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999575	$9.520377	13,296.823	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.510264 $10.470392 $10.000000	$10.126669 $10.510264 $10.470392	169,174.858 88,596.478 22,048.721	3,139.988 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.617978 $11.518746 $10.000000	$11.197108 $11.617978 $11.518746	15,933.930 483.900 146.083	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.783940 $10.673869 $10.000000	$10.355097 $10.783940 $10.673869	457,959.874 410,630.463 132,252.082	4,088.988 1,022.259 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.152466 $11.056109 $10.000000	$10.704255 $11.152466 $11.056109	131,727.992 127,852.270 77,657.082	35,832.760 36,394.358 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.784634 $11.599780 $10.000000	$12.105616 $12.784634 $11.599780	50,522.740 9,753.405 1,392.000	777.331 777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.695234 $10.685410 $10.000000	$10.401473 $10.695234 $10.685410	76,694.189 43,812.597 5,265.608	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907237 $9.998726	$9.420789 $9.907237	22,238.265 3,635.599	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.243593	$9.420789	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.867326 $9.998726	$9.224296 $9.867326	21,892.041 808.923	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.233669	$9.224296	N/A	0.000
40

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.923812 $10.559125 $10.000000	$10.742386 $10.923812 $10.559125	145,456.744 109,425.734 30,702.750	8,445.328 6,677.203 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.235148 $9.175268 $10.000000	$9.989838 $10.235148 $9.175268	20,495.349 16,043.348 2,015.854	1,193.880 1,216.213 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.310315 $10.554614 $10.000000	$9.960266 $10.310315 $10.554614	73,111.496 53,256.851 31,673.438	556.287 242.067 0.000
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.640283 $10.963675 $10.000000	$11.475244 $11.640283 $10.963675	92,080.294 120,296.791 19,062.820	7,372.080 3,414.034 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.086135 $12.307103 $10.000000	$11.273923 $12.086135 $12.307103	5,627.325 3,678.608 329.927	178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.574386 $12.557212 $10.000000	$14.850690 $13.574386 $12.557212	5,671.512 552.452 0.000	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.932205 $9.597673 $10.000000	$9.812179 $9.932205 $9.597673	106,918.268 38,124.746 5,378.683	10,410.415 9,610.275 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.177987 $11.743375 $10.000000	$12.929273 $13.177987 $11.743375	10,064.606 9,530.887 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.170557 $11.632849 $10.000000	$12.586881 $13.170557 $11.632849	23,323.909 7,403.883 156.987	0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.549045 $10.080743 $10.000000	$10.345073 $10.549045 $10.080743	183,539.037 104,355.949 66,087.751	9,888.293 3,829.471 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.990632 $10.289523 $10.000000	$10.596853 $10.990632 $10.289523	218,299.567 149,717.012 27,869.605	4,858.697 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.410590 $10.712700 $10.000000	$10.903712 $11.410590 $10.712700	76,613.626 100,166.539 39,877.094	858.953 1,047.496 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.782050 $10.474011 $10.000000	$10.428317 $10.782050 $10.474011	949,981.197 756,398.166 324,141.525	14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.595495 $10.225070 $10.000000	$10.360784 $10.595495 $10.225070	205,998.456 161,988.229 37,130.072	3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.215008 $10.955190 $10.000000	$10.654401 $11.215008 $10.955190	584,338.294 355,693.450 110,614.547	799.486 149,063.309 0.000
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.568193 $10.874107 $10.000000	$11.021035 $11.568193 $10.874107	108,779.796 124,778.925 37,368.919	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.336362 $11.098302 $10.000000	$10.152656 $10.336362 $11.098302	23,280.131 6,939.289 903.481	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.191846 $13.625003 $10.000000	$15.573594 $14.191846 $13.625003	5,984.069 393.752 0.000	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.809098 $10.854138 $10.000000	$11.620118 $11.809098 $10.854138	29,516.202 5,327.031 2,974.733	0.000 0.000 0.000
41

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.354805 $10.215014 $10.000000	$9.623585 $10.354805 $10.215014	11,223.868 5,964.134 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.078331 $10.434264 $10.000000	$10.630220 $11.078331 $10.434264	146,988.935 116,215.786 41,882.250	0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.879444 $10.162845 $10.000000	$10.489611 $10.879444 $10.162845	75,831.021 43,398.269 13,289.079	589.586 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.303506 $10.790157 $10.000000	$10.744969 $11.303506 $10.790157	65,287.162 64,301.331 12,497.564	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.748372 $9.488936 $10.000000	$9.648092 $9.748372 $9.488936	334,930.695 78,988.610 40,575.761	13,904.078 6,251.694 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.047631 $8.888722 $10.000000	$8.653038 $9.047631 $8.888722	30,022.819 29,546.822 3,909.024	1,727.072 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.374400 $10.169739 $10.000000	$9.973675 $10.374400 $10.169739	187,854.028 113,636.988 21,828.140	18,655.091 18,585.263 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.631028 $10.420282 $10.000000	$10.019770 $10.631028 $10.420282	203,350.620 448,470.986 260,344.268	958.015 962.450 971.503
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.939516 $10.763305 $10.000000	$10.067354 $10.939516 $10.763305	120,935.491 181,838.536 109,908.889	4,315.964 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.547857 $12.144720 $10.000000	$12.017108 $12.547857 $12.144720	8,966.611 4,027.812 2,464.500	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.455383 $12.862470 $10.000000	$13.533883 $13.455383 $12.862470	34,626.149 4,739.599 2,044.119	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.869880 $11.910049 $10.000000	$12.439251 $12.869880 $11.910049	378.394 193.601 198.556	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.468245 $11.236370 $10.000000	$10.414353 $10.468245 $11.236370	4,396.490 4,225.344 417.455	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.042186 $11.951240 $10.000000	$13.690475 $13.042186 $11.951240	18,278.127 813.825 814.652	0.000 0.000 0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.54150 $11.239736 $10.711007	38,774.667 32,982.190 23,950.748	4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	160,443.699 151,531.231 30,535.530	45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	557,101.706 467,645.277 124,246.861	9,451.664 5,922.102 4,991.738
42

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	336,145.838 273,898.421 68,273.201	44,083.958 38,552.809 14,989.456
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	368,233.744 199,745.633 61,268.689	69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	646,618.326 456,920.276 130,249.623	19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	280,693.682 169,039.393 32,094.277	79,056.314 75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	191,456.929 147,271.196 25,153.215	10,357.981 13,453.705 1,847.105
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	523,199.437 304,049.444 81,347.031	94,588.123 87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	219,097.441 206,195.744 83,753.785	44,531.236 34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	178,766.989 123,245.933 49,713.463	13,016.198 8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	39,974.074 37,745.862 9,092.358	952.221 960.284 732.635
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	336,477.596 149,814.109 87,419.820	113,440.933 105,763.039 29,544.161
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	307,625.670 294,977.180 195,118.293	20,226.528 2,053.186 15,287.601
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	333,425.732 479,584.358 398,611.180	29,952.964 24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	351,939.959 416,100.039 152,068.066	12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	323,564.669 45,378.206 0.000	375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	103,968.948	43,301.801
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.457830 $10.449437 $10.000000	$10.045997 $10.457830 $10.449437	539,950.936 489,159.798 112,218.837	63,812.675 58,005.134 31,598.773
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.560026 $11.495701 $10.000000	$11.107903 $11.560026 $11.495701	147,706.178 117,552.744 19,084.184	4,182.492 214.319 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.730141 $10.652493 $10.000000	$10.272607 $10.730141 $10.652493	4,537,222.835 4,547,958.554 1,812,160.186	414,447.113 428,534.264 157,873.589
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.096827 $11.033969 $10.000000	$10.618972 $11.096827 $11.033969	2,978,798.721 2,336,345.737 885,183.766	395,239.177 333,872.109 218,920.095
43

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	173,919.348 100,807.294 34,318.997	23,186.239 23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	641,333.221 414,574.278 152,124.030	161,307.416 173,629.067 27,743.504
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	158,136.200 4,250.019	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.228890	$9.388423	N/A	1,351.212
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192601 $9.862946	392,075.205 17,663.371	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.218976	$9.192601	N/A	30,672.289
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	1,644,846.465 1,484,483.311 622,413.183	177,324.025 132,269.972 67,683.110
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	180,201.055 131,337.396 41,240.898	89,396.367 88,911.436 16,648.378
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.258883 $10.533491 $10.000000	$9.880917 $10.258883 $10.533491	891,155.155 611,357.354 265,879.539	298,712.997 175,770.666 55,898.626
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	1,336,940.830 730,541.910 283,387.831	150,647.483 103,780.502 55,481.023
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184150 $12.025854 $12.282490	71,423.580 50,751.746 25,495.762	34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	138,703.909 63,988.103 29,068.706	5,774.351 7,161.315 224.468
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.882637 $9.578442 $10.000000	$9.733985 $9.882637 $9.578442	356,338.164 249,919.458 75,650.356	43,044.476 34,878.879 8,737.666
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	122,790.919 119,833.474 106,018.564	62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	273,711.033 191,132.350 64,552.937	66,706.739 69,780.272 10,257.532
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.496420 $10.060561 $10.000000	$10.262666 $10.496420 $10.060561	1,536,007.541 1,100,174.502 591,414.118	130,866.803 124,206.970 49,622.847
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	1,734,729.547 1,171,194.793 505,160.442	203,611.401 203,465.624 82,637.648
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	1,725,348.621 1,048,124.518 464,201.951	413,289.245 210,760.230 30,827.475
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	6,100,894.487 4,951,402.067 1,811,998.711	736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	595,022.369 456,655.384 140,874.387	73,851.263 50,359.526 20,431.164
44

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	4,107,576.222 3,985,463.190 1,629,355.721	796,806.671 951,079.397 450,363.944
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.510485 $10.852328 $10.000000	$10.933243 $11.510485 $10.852328	1,042,284.137 969,212.473 339,896.373	115,882.560 125,950.825 16,136.459
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	225,639.976 133,864.494 55,617.989	21,136.268 17,333.970 6,627.012
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	53,733.185 32,194.273 9,347.744	7,749.636 6,489.707 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.750201 $10.832406 $10.000000	$11.527559 $11.750201 $10.832406	214,416.312 35,764.905 2,925.072	2,942.118 2,533.218 7.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	1,104,503.163 1,111,493.247 447,863.188	72,926.658 65,345.774 46,547.547
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	216,520.881 197,003.768 63,851.665	14,784.489 14,755.873 5,853.786
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	939,184.275 361,640.186 126,163.176	281,353.122 61,063.250 27,524.767
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	855,911.939 695,135.185 406,244.058	150,519.160 137,904.954 44,220.768
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	300,321.392 262,887.081 94,596.042	28,559.207 31,462.937 16,760.130
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	270,923.798 220,958.529 145,292.804	41,751.028 45,720.281 19,152.741
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	1,928,301.761 1,810,558.628 969,298.909	230,832.097 249,831.161 193,081.112
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	1,471,942.755 1,624,608.196 556,119.893	575,410.723 483,253.655 201,574.461
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	133,590.169 93,338.730 36,267.066	34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	244,212.580 209,993.651 76,374.754	57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	49,820.000 29,753.079 17,600.467	18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	71,351.315 56,231.083 10,364.029	24,793.661 27,907.096 10,715.341
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	108,455.891 71,042.619 35,679.078	17,288.377 18,539.715 8,665.049

45

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	205,920.314 152,756.274 56,486.277	4,888.211 6,217.435 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.887985 $11.988638 $10.000000	$12.857915 $12.887985 $11.988638	751,013.016 539,089.078 147,178.697	41,463.372 20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	1,177,244.433 833,877.928 232,056.438	321,613.538 130,945.965 10,243.815
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.873617 $9.563258 $10.000000	$9.709513 $9.873617 $9.563258	1,003,603.495 742,820.206 262,512.916	65,091.882 31,626.964 3,738.658
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	1,311,182.798 932,625.503 269,293.365	780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	1,437,930.245 1,147,723.314 401,760.499	487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.725270 $11.234562 $10.000000	$10.042032 $10.725270 $11.234562	1,066,955.240 789,224.421 243,349.442	371,375.272 250,442.413 69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	820,924.406 374,891.990 96,971.498	87,634.908 60,819.881 5,164.836
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.100859 $11.928611 $10.000000	$12.939961 $13.100859 $11.928611	1,636,479.143 1,191,612.284 226,325.742	612,988.522 474,559.936 30,209.211
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.877596 $12.347138 $10.000000	$12.460505 $12.877596 $12.347138	786,988.063 664,468.037 116,986.679	597,913.642 509,792.218 28,735.814
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.281457 $11.722328 $10.000000	$11.695015 $12.281457 $11.722328	438,809.742 344,271.416 59,349.035	386,744.398 350,294.747 4,148.494
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.999388 $10.663753 $10.000000	$10.652772 $10.999388 $10.663753	80,168.178 47,459.645 16,632.257	1,370.985 1,051.756 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.502019 $10.133949 $10.000000	$10.286837 $10.502019 $10.133949	969,398.301 894,990.652 356,124.159	110,254.095 108,513.253 36,927.656
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.188441 $9.997538 $10.000000	$9.590778 $10.188441 $9.997538	1,784,931.787 1,401,951.811 1,842,017.360	39,946.977 18,505.279 1,383.488
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	2,191,978.940 1,419,900.456 1,727,691.484	389,923.770 391,276.499 293,788.763
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	591,510.272 743,361.179 646,518.867	528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	3,992,056.770 593,754.936 3,482.845	1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999548	$9.513983	1,158,801.050	86,336.103
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.492730 $10.463402 $10.000000	$10.099672 $10.492730 $10.463402	2,885,567.764 1,799,118.890 859,254.384	209,496.466 145,024.828 24,624.544
46

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.598634 $11.511064 $10.000000	$11.167282 $11.598634 $11.511064	594,974.013 585,346.544 155,400.451	5,475.678 1,856.986 1,199.051
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.765963 $10.666738 $10.000000	$10.327498 $10.765963 $10.666738	22,553,575.372 22,074,908.232 8,416,943.646	1,027,373.063 317,535.793 330,832.694
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.133874 $11.048720 $10.000000	$10.675723 $11.133874 $11.048720	11,262,307.802 8,419,509.261 3,481.238.734	517,685.257 317,535.793 160,915.977
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	452,357.793 350,201.422 50,867.318	58,274.557 40,531.568 17,393.577
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	2,697,990.690 1,318,519.902 481,118.236	142,335.930 85,374.412 27,382.182
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905770 $9.998644	$9.409973 $9.905770	1,515,166.021 143,988.176	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.238680	$9.409973	N/A	11,134.823
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865865 $9.998644	$9.213709 $9.865865	2,070,215.602 150,215.427	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.228761	$9.213709	N/A	40,255.396
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.905604 $10.552069 $10.000000	$10.713764 $10.905604 $10.552069	6,004,912.069 5,302,758.711 2,452,159.553	368,856.410 315,446.914 193,512.887
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	269,804.906 166,490.280 63,241.310	96,222.885 34,995.610 2,843.462
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.293130 $10.547569 $10.000000	$9.933718 $10.293130 $10.547569	3,641,030.517 2,400,838.117 1,033,844.806	301,738.819 109,401.619 42,480.448
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.620870 $10.956358 $10.000000	$11.444644 $11.620870 $10.956358	5,133,260.436 2,390,178.719 846,771.666	459,431.230 335,840.509 50,722.907
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	185,124.496 138,837.629 45,252.660	18,927.320 16,528.296 212.264
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.551757 $12.548831 $10.000000	$14.811120 $13.551757 $12.548831	318,602.227 220,056.334 87,026.653	96,567.137 79,256.269 12,115.178
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.915645 $9.591261 $10.000000	$9.786023 $9.915645 $9.591261	803,333.767 522,888.441 253,335.000	191,336.809 106,009.025 51,666.815
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.156025 $11.735537 $10.000000	$12.894815 $13.156025 $11.735537	200,875.359 122,331.076 12,606.972	12,759.711 2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.148614 $11.625085 $10.000000	$12.553342 $13.148614 $11.625085	1,085,894.934 837,321.324 158,057.554	512,188.209 478,670.027 166,792.762
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.531461 $10.074011 $10.000000	$10.317499 $10.531461 $10.074011	6,445,923.397 4,459,686.872 1,848,481.012	385,015.010 310,069.225 154,451.238
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.972312 $10.282648 $10.000000	$10.568615 $10.972312 $10.282648	8,321,901.530 5,825,954.981 2,264,209.023	579,741.512 417,242.620 134,652.324
47

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.391564 $10.705543 $10.000000	$10.874653 $11.391564 $10.705543	5,231,756.843 3,046,400.074 1,324,765.634	312,856.187 169,270.878 81,991.539
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	43,849,362.943 32,717,032.490 11,386,700.818	3,555,666.443 2,546,744.945 798,390.673
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	3,709,480.082 3,164,750.174 1,391,501.380	838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	18,189,318.936 15,685,951.390 5,548,339.779	2,242,972.614 1,812,793.691 691,025.466
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.548912 $10.866845 $10.000000	$10.991679 $11.548912 $10.866845	4,682,745.168 4,441,725.603 1,222,783.518	268,760.991 238,202.816 37,001.858
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	475,026.981 321,593.619 86,255.852	123,149.179 69,872.515 50,477.022
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.168189 $13.615904 $10.000000	$15.532106 $14.168189 $13.615904	179,702.738 97,340.585 21,836.602	18,841.047 4,691.635 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.789415 $10.846881 $10.000000	$11.589150 $11.789415 $10.846881	1,281,357.575 367,697.118 155,696.096	63,934.012 1,747.118 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.059856 $10.427283 $10.000000	$10.601876 $11.059856 $10.427283	4,567,234.345 4,038,621.568 1,521,956.282	134,580.508 122,967.168 50,222.198
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.861299 $10.156054 $10.000000	$10.461648 $10.861299 $10.156054	1,731,743.267 742,912.559 211,353.453	76,815.579 22,446.998 10,407.479
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.284678 $10.782951 $10.000000	$10.716348 $11.284678 $10.782951	2,662,730.420 1,600,587.241 605,375.864	299,233.124 105,071.479 61,916.712
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.732134 $9.482602 $10.000000	$9.622392 $9.732134 $9.482602	2,698,951.372 2,321,109.993 1,181,039.994	703,918.348 562,017.795 290,303.551
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.032552 $8.882785 $10.000000	$8.629981 $9.032552 $8.882785	1,789,457.242 1,905,725.931 265,309.758	42,945.571 41,392.292 23,605.265
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.357094 $10.162935 $10.000000	$9.947079 $10.357094 $10.162935	2,185,824.034 1,541,826.177 822,960.680	49,344.909 40,231.271 24,998.605
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.613321 $10.413329 $10.000000	$9.993076 $10.613321 $10.413329	8,448,771.881 8,256,449.224 3,955,128.014	422,477.154 433,651.266 223,774.389
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.921279 $10.756115 $10.000000	$10.040519 $10.921279 $10.756115	4,941,948.601 4,035,152.360 1,571,002.368	354,761.524 230,373.462 137,089.962
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.526940 $12.136615 $10.000000	$11.985086 $12.526940 $12.136615	184,816.109 195,517.665 31,802.685	33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	897,268.173 635,617.289 162,884.426	520,458.178 448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.848437 $11.902102 $10.000000	$12.406103 $12.848437 $11.902102	68,046.806 57,645.986 13,478.492	3,116.279 3,234.573 0.000
48

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	116,947.050 83,460.367 26,244.915	81,745.215 27,618.553 2,941.474
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.020441 $11.943257 $10.000000	$13.653984 $13.020441 $11.943257	317,232.511 222,562.763 80,969.535	61,614.906 24,046.726 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	35,106.933 9,290.371 3,341.657	916.991 917.060 316.419
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	55,108.672 42,593.715 21,856.165	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	129,429.028 95,272.296 40,691.480	891.519 891.586 306.167
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	404,826.804 267,683.874 48,244.062	3,894.901 2,074.498 1,747.509
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	102,363.806 59,543.877 28,219.573	843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	180,983.619 140,755.081 79,993.089	1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	62,230.205 43,496.061 24,943.959	893.517 893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	106,706.324 126,709.755 98,079.100	1,332.808 43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	73,398.074 33,327.644 10,840.127	8,405.314 3,996.322 874,845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	79,593.785 58,450.028 35,108.203	6,303.126 2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	16,383.539 7,080.418 2,394.411	2,641.685 2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	3,420.804 2,728.542 14.971	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	316,221.857 233,040.756 105,114.053	49,708.571 38,716.121 2,202.988
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	149,640.900 99,577.778 454,433.033	2,544.566 1,743.794 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	707,102.360 484,704.900 384,089.323	69,487.436 177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	267,110.460 229,240.493 118,019.127	222,803.237 3,810.112 12,938.796
49

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2015	$9.999589	$9.523565	312,767.949	29,954.489
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519054 $10.473903 $10.000000	$10.140218 $10.519054 $10.473903	1,159,925.012 621,632.024 285,473.261	77,128.335 28,961.841 36,537.062
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.627700 $11.522602 $10.000000	$11.212077 $11.627700 $11.522602	49,792.778 29,903.644 18,915.919	545.879 542.513 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.792938 $10.677437 $10.000000	$10.368927 $10.792938 $10.677437	7,996,618.555 7,757,462.638 3,258,183.934	390,159.713 327,030.171 113,366.040
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.161786 $11.059804 $10.000000	$10.718558 $11.161786 $11.059804	4,571,391.860 3,683,756.801 1,764,489.987	228,939.774 198,981.466 129,102.681
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	102,379.804 24,158.172 3,449.318	4,816.818 4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	271,892.069 107,725.203 83,325.946	9,834.841 5,868.073 4,642.464
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	550,476.747 26,175.188	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.246046	$9.426201	N/A	1,697.702
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	682,135.407 27,999.912	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.236118	$9.229595	N/A	5,545.949
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,567,035.293 2,300,269.186 968,809.271	140,032.535 86,264.053 24,968.725
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	40,772.499 28,645.858 15,048.486	13,181.159 3,004.891 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.318920 $10.558141 $10.000000	$9.973576 $10.318920 $10.558141	1,050,457.986 761,558.633 253,806.662	75,913.435 55,046.121 18,175.270
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,739,313.614 922,108.414 278,846.205	32,193.046 30,327.463 13,008.480
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	23,615.654 16,288.672 3,643.075	1,273.012 1,181.460 1,176.849
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	18,106.338 10,443.257 6,832.618	4,493.731 3,834.095 3,834.403
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.940491 $9.600889 $10.000000	$9.825274 $9.940491 $9.600889	377,916.004 132,289.095 58,277.786	12,284.602 9,244.612 11,182.491
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	18,990.152 14,794.869 9,473.375	205.933 218.572 0.000
50

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	48,363.104 13,718.975 8,222.901	549.767 41.054 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.557858 $10.084125 $10.000000	$10.358900 $10.557858 $10.084125	2,408,546.059 1,901,607.683 902,505.293	217,695.101 86,383.576 21,333.911
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	3,721,268.972 2,858,440.096 1,039,380.138	197,075.933 85,117.563 28,730.840
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,704,301.320 932,814.082 287,278.458	541,698.274 193,592.776 35,401.322
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	15,477,858.340 12,187,086.846 4,153,049.354	1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,360,515.031 1,051,554.155 472,504.182	53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,503,400.105 6,394,792.700 2,385,027.830	447,757.940 324,414.451 167,039.670
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.577846 $10.877738 $10.000000	$11.035764 $11.577846 $10.877738	1,929,846.523 1,665,112.584 554,239.451	25,021.088 20,412.190 5,877.135
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	74,501.988 22,115.469 6,050.885	4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	40,030.272 11,736.698 4,582.366	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.818958 $10.857766 $10.000000	$11.635637 $11.818958 $10.857766	398,952.963 8,754.652 4,677.660	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	13,126.121 10,589.140 911.781	349.435 342.550 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	2,102,701.415 1,940,470.405 663,747.387	67,099.524 61,722.504 24,930.676
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	618,552.961 338,376.125 154,285.485	69,155.878 63,489.171 12,625.256
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	843,911.685 519,383.356 187,171.655	44,310.096 27,410.601 16,589.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	867,471.453 638,582.276 256,632.708	68,790.581 39,757.580 25,569.173
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	650,343.983 657,388.039 83,161.041	26,524.004 15,586.804 1,280.881
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	910,953.463 756,495.092 288,617.052	72,630.512 52,964.041 32,302.207
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,801,333.872 3,743,686.079 1,640,171.897	163,912.016 152,397.945 33,291.767
51

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,027,413.251 1,738,537.855 757,546.998	132,069.528 91,965.309 24,812.146
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	50,676.286 22,176.975 13,338.672	1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	74,762.460 33,870.139 17,070.291	6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	35,446.170 532.878 557.189	663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	48,969.630 1,634.284 0.000	1,014.790 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	27,846.539 20,269.017 2,683.729	3,787.389 3,787.673 3,787.978
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	9,840.782 9,000.968 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	43,397.324 14,836.998 3,032.105	10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	136,584.843 124,625.235 75,409.507	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	193,074.605 72,895.435 27,207.388	18,732.238 18,830.797 1,231.452
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	117,311.767 73,729.957 7,390.560	1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	78,410.554 47,941.594 4,060.769	8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	60,278.897 48,336.863 3,967.271	6,070.271 17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	26,660.378 18,827.809 8,454.234	8,409.996 1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	71,779.179 48,597.327 5,426.899	9,406.280 25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	40,626.973 22,654.386 5,679.391	10,152.838 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	19,247.083 19,252.996 4,447.118	0.000 6,583.318 0.000
52

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	19,915.633 4,503.139 1,379.793	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	205,005.248 133,988.797 61,980.123	11,119.765 9,747.559 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	75,318.584 57,029.035 17,471.857	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	277,759.711 396,217.631 90,198.082	5,687.306 41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	89,228.355 95,314.411 210,089.217	93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	110,429.233 0.000 0.000	25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	57,566.766	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.457830 $10.449437 $10.000000	$10.045997 $10.457830 $10.449437	204,440.725 100,902.847 54,400.588	21,906.547 11,831.855 1,153.454
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.560026 $11.495701 $10.000000	$11.107903 $11.560026 $11.495701	68,150.375 39,466.046 10,332.616	2,064.966 2,027.424 2,020.947
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.730141 $10.652493 $10.000000	$10.272607 $10.730141 $10.652493	1,241,819.582 1,191,094.465 574,590.373	196,587.091 187,247.240 64,108.488
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.096827 $11.033969 $10.000000	$10.618972 $11.096827 $11.033969	892,504.923 649,493.804 322,040.388	85,400.703 86,361.056 25,615.689
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	65,792.181 25,568.190 2,148.970	12,251.595 4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	118,330.320 55,897.666 7,586.979	15,368.222 19,367.446 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	152,554.505 7,071.562	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.228890	$9.388423	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192061 $9.862946	177,327.067 0.000	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.218976	$9.192601	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	742,044.014 646,604.816 214,649.401	32,297.872 26,566.895 11,340.714
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	67,593.245 55,759.507 11,426.843	1,275.456 1,275.957 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.258883 $10.533491 $10.000000	$9.880917 $10.258883 $10.533491	532,227.237 288,975.249 121,399.558	11,123.569 9,521.307 5,713.512
53

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	472,225.046 305,553.448 151,816.419	13,352.016 13,506.541 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	23,234.471 10,292.833 1,753.473	7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	56,769.404 22,183.400 1,511.133	14,549.413 6,918.076 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.882637 $9.578442 $10.000000	$9.733985 $9.882637 $9.578442	122,096.810 77,361.468 36,806.110	22,838.395 17,669.545 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	30,166.608 21,009.886 9,743.777	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	80,374.625 26,566.340 6,008.446	14,690.235 12,734.689 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.496420 $10.060561 $10.000000	$10.262666 $10.496420 $10.060561	597,510.595 379,177.812 205,582.055	47,763.893 46,725.205 18,426.011
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	624,828.066 426,931.812 153,557.869	15,246.698 14,320.404 6,451.165
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	618,824.904 375,317.508 152,318.000	26,185.285 18,833.699 4,682.708
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	1,933,811.807 1,381,841.447 493,178.589	218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	434,904.196 341,982.745 149,500.111	21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	1,282,251.974 1,124,097.518 526,666.776	393,437.249 474,131.875 309,942.162
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.510485 $10.852328 $10.000000	$10.933243 $11.510485 $10.852328	483,794.985 419,353.970 176,352.356	16,732.627 17,503.478 5,103.611
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	96,008.022 71,917.815 22,044.900	14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	22,164.920 17,616.386 2,073.137	750.608 826.178 879.797
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.750201 $10.832406 $10.000000	$11.527559 $11.750201 $10.832406	47,375.614 16,397.468 10,051.989	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	312,284.902 277,947.180 85,136.975	20,353.834 23,754.796 10,343.226
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	158,176.841 77,364.845 28,996.096	12,514.219 10,995.668 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	355,011.373 184,636.573 81,578.800	9,850.662 4,362.675 2,338.169
54

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	256,226.179 189,805.930 101,190.096	54,207.755 51,072.335 9,257.141
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	107,995.743 86,578.965 112,955.236	20,470.668 20,321.950 6,885.940
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	163,020.741 121,293.408 68,183.031	18,056.313 18,089.026 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	980,712.262 830,633.242 261,775.976	75,759.598 70,449.193 20,302.256
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	644,693.354 438,730.559 181,462.867	37,930.233 39,976.124 14,012.207
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	44,061.410 20,777.098 8,039.206	6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	87,568.387 56,661.441 8,070.959	10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	40,053.801 17,942.765 6,508.897	0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	8,997.585 5,841.191 0.000	552.408 548.753 514.886
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	59,368.306 40,316.323 3,649.583	13,615.598 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	108,369.734 81,020.802 58,159.861	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.887985 $11.988638 $10.000000	$12.857915 $12.887985 $11.988638	378,916.414 210,244.968 84,301.684	22,555.461 12,929.527 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	129,465.970 84,420.926 28,670.208	1,292.062 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.873617 $9.563258 $10.000000	$9.709513 $9.873617 $9.563258	388,670.432 252,162.343 68,871.088	35,860.841 16,835.224 9,098.407
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	386,765.862 183,200.735 88,512.783	13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	277,566.627 127,507.280 44,091.114	7,079.262 1,191.830 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.725270 $11.234562 $10.000000	$10.042032 $10.725270 $11.234562	341,886.626 117,470.611 31,502.074	2,796.999 15,699.939 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	64,828.891 45,719.731 13,141.248	2,177.606 0.000 0.000
55

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.100859 $11.928611 $10.000000	$12.939961 $13.100859 $11.928611	616,608.706 279,874.719 96,693.583	37,643.192 21,243.648 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.877596 $12.347138 $10.000000	$12.460505 $12.877596 $12.347138	178,370.115 85,846.326 39,168.540	25,487.520 233.954 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.281457 $11.722328 $10.000000	$11.695015 $12.281457 $11.722328	130,608.979 76,688.615 45,387.595	708.193 13,110.657 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.999388 $10.663753 $10.000000	$10.652772 $10.999388 $10.663753	21,957.091 16,401.849 5,693.321	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.502019 $10.133949 $10.000000	$10.286837 $10.502019 $10.133949	233,123.024 167,350.714 57,388.340	53,395.919 53,329.671 9,457.313
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.188441 $9.997538 $10.000000	$9.590778 $10.188441 $9.997538	568,512.176 306,858.160 57,098.603	2,908.927 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	256,144.371 272,381.377 273,237.858	123,950.244 129,198.067 54,116.854
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	384,028.451 268,489.196 304,703.505	61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	207,941.319 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2015	$9.999548	$9.513983	137,851.607	2,591.378
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.492730 $10.463402 $10.000000	$10.099672 $10.492730 $10.463402	856,205.460 752,829.888 206,568.136	115,304.740 118,192.092 62,716.502
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.598634 $11.511064 $10.000000	$11.167282 $11.598634 $11.511064	428,423.106 528,553.959 126,810.846	0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.765963 $10.666738 $10.000000	$10.327498 $10.765963 $10.666738	5,248,318.848 4,886,943.314 1,983,334.473	382,773.770 330,104.621 147,099.938
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.133874 $11.048720 $10.000000	$10.675723 $11.133874 $11.048720	2,283,550.929 1,733,031.341 795,211.884	79,227.937 60,606.324 28,832.602
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	106,385.903 70,215.684 29,345.321	61,101.456 735.115 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	303,497.161 231,604.940 152,276.630	8,098.932 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905770 $9.998644	$9.409973 $9.905770	296,348.690 5,400.088	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.238680	$9.409973	N/A	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865865 $9.998644	$9.213709 $9.865865	554,464.514 19,932.913	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.228761	$9.213709	N/A	4,214.985
56

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.905604 $10.552069 $10.000000	$10.713764 $10.905604 $10.552069	1,763,861.611 1,477,360.858 488,692.944	237,385.769 210,272.067 78,120.712
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	106,212.446 65,088.757 25,062.523	1,088.278 290.463 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.293130 $10.547569 $10.000000	$9.933718 $10.293130 $10.547569	915,953.210 526,638.146 104,131.074	71,865.712 61,407.006 45,086.658
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.620870 $10.956358 $10.000000	$11.444644 $11.620870 $10.956358	1,443,213.560 944,584.503 318,714.850	136,674.202 128,779.461 39,359.873
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	102,490.632 51,016.607 20,575.953	263.805 244.915 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.551757 $12.548831 $10.000000	$14.811120 $13.551757 $12.548831	90,136.861 27,832.345 8,425.958	32,628.453 13,767.379 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.915645 $9.591261 $10.000000	$9.786023 $9.915645 $9.591261	438,326.854 236,095.156 80,172.815	92,183.400 64,889.275 27,187.752
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.156025 $11.735537 $10.000000	$12.894815 $13.156025 $11.735537	58,688.900 46,929.107 20,380.021	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.148614 $11.625085 $10.000000	$12.553342 $13.148614 $11.625085	364,683.580 179,960.749 41,446.858	25,749.865 14,642.890 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.531461 $10.074011 $10.000000	$10.317499 $10.531461 $10.074011	1,328,197.965 998,792.110 451,069.235	145,404.399 134,711.377 56,393.576
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.972312 $10.282648 $10.000000	$10.568615 $10.972312 $10.282648	1,961,794.390 1,535,589.132 614,124.908	176,698.012 81,927.397 23,497.813
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.391564 $10.705543 $10.000000	$10.874653 $11.391564 $10.705543	1,582,241.487 724,160.365 234,641.630	141,918.961 99,972.160 50,994.646
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	8,441,505.556 5,869,627.642 1,726,331.463	503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	883,815.205 645,122.969 239,796.021	170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	4,554,813.515 3,576,273.140 969,869.167	550,928.252 496,920.946 210,717.506
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.548912 $10.866845 $10.000000	$10.991679 $11.548912 $10.866845	1,174,722.285 997,720.443 357,702.877	89,519.300 92,479.414 31,430.825
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	98,424.016 29,813.216 11,128.316	32,549.782 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.168189 $13.615904 $10.000000	$15.532106 $14.168189 $13.615904	77,858.122 41,984.642 21,779.951	188.886 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.789415 $10.846881 $10.000000	$11.589150 $11.789415 $10.846881	137,567.253 69,209.192 55,261.073	14,180.417 0.000 0.000
57

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.059856 $10.427283 $10.000000	$10.601876 $11.059856 $10.427283	1,162,994.110 1,054,847.027 239,689.913	42,173.374 35,416.891 4,395.401
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.861299 $10.156054 $10.000000	$10.461648 $10.861299 $10.156054	458,896.914 294,708.243 66,277.177	23,299.907 3,296.509 1,384.063
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.284678 $10.782951 $10.000000	$10.716348 $11.284678 $10.782951	905,646.690 541,351.900 190,934.766	11,692.425 4,258.667 846.705
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.732134 $9.482602 $10.000000	$9.622392 $9.732134 $9.482602	796,238.145 590,926.863 249,729.449	119,813.991 96,614.325 37,935.273
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.032552 $8.882785 $10.000000	$8.629981 $9.032552 $8.882785	263,752.077 207,600.222 107,795.568	7,986.555 7,768.269 930.355
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.357094 $10.162935 $10.000000	$9.947079 $10.357094 $10.162935	674,396.775 611,270.545 321,170.509	52,602.755 53,886.256 26,710.335
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.613321 $10.413329 $10.000000	$9.993076 $10.613321 $10.413329	3,239,400.920 3,119,129.748 1,389,809.315	140,604.449 121,027.251 47,738.602
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.921279 $10.756115 $10.000000	$10.040519 $10.921279 $10.756115	1,312,723.257 1,065,609.309 357,402.492	157,620.429 135,385.920 38,270.832
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.526940 $12.136615 $10.000000	$11.985086 $12.526940 $12.136615	112,488.186 78,004.681 42,702.022	14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	392,039.879 179,964.924 39,600.053	24,465.957 14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.848437 $11.902102 $10.000000	$12.406103 $12.848437 $11.902102	63,474.880 22,093.884 6,590.024	0.000 14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	48,287.686 16,873.801 4,438.711	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.020441 $11.943257 $10.000000	$13.653984 $13.020441 $11.943257	143,528.414 66,253.371 66,386.607	30,544.032 0.000 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	3,854.136 5,712.878 2,961.832	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	11,596.999 7,292.741 5,060.065	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	42,887.643 27,674.658 5,460.791	0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	173,890.808 144,000.792 20,894.979	9,318.354 5,769.458 4,937.603
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	19,646.958 16,705.093 5,605.280	2,808.820 2,911.497 2,109.894
58

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	53,371.657 25,761.866 2,342.830	6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	37,311.146 13,850.687 4,393.718	2,783.824 2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	38,368.522 27,202.761 787.780	1,432.564 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	70,207.323 40,929.381 2,648.529	1,298.145 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909861 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	27,524.821 17,024.895 6,157.133	1,297.454 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	7,672.671 2,322.768 329.048	2,731.268 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	8,158.155 0.000 0.000	0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	150,120.668 77,646.183 43,283.804	1,713.314 1,139.108 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	424,777.954 359,921.125 159,376.034	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	280,150.191 225,841.736 165,630.010	14,445.096 47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	132,788.810 97,541.816 64,588.028	175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	154,755.213	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.519054 $10.473903 $10.000000	$10.140218 $10.519054 $10.473903	298,760.640 221,121.841 114,533.582	6,446.225 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.627700 $11.522602 $10.000000	$11.212077 $11.627700 $11.522602	13,999.512 8,897.914 5,858.719	2,354.765 2,548.395 0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.792938 $10.677437 $10.000000	$10.368927 $10.792938 $10.677437	1,750,782.475 1,553,880.178 580,743.752	28,690.952 29,312.407 15,506.739
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.161786 $11.059804 $10.000000	$10.718558 $11,161786 $11.059804	663,103.276 473,947.903 175,051.481	47,077.128 21,954.236 3,902.179
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	17,505.163 26,922.556 1,618.992	3,037.201 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	94,909.792 34,490.769 5,947.822	3,458.811 0.000 0.000
59

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	204,704.722 208.956	N/A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.246046	$9.426201	N/A	1,100.787
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	255,817.826 8,648.691	N/A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.236118	$9.229595	N/A	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	791,918.911 575,485.283 182,959.852	30,150.214 38,773.744 20,631.907
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	37,615.367 12,732.147 2,807.881	2,628.568 1,651.335 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.318920 $10.558141 $10.000000	$9.973576 $10.318920 $10.558141	381,359.339 221,985.373 98,470.425	36,002.009 17,780.847 3,107.740
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	549,245.018 293,151.516 136,034.029	67,018.505 7,893.999 0.000
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	3,851.557 1,233.186 2,596.771	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	74,367.030 2,945.908 3,295.572	0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.940491 $9.600889 $10.000000	$9.825274 $9.940491 $9.600889	107,436.937 76,749.293 27,513.051	8,927.230 4,244.782 262.195
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	8,182.746 2,074.721 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	27,815.391 20,951.676 2,471.024	2,318.462 2,384.885 1,069.548
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.557858 $10.084125 $10.000000	$10.358900 $10.557858 $10.084125	551,226.440 297,449.461 152,872.006	79,092.881 51,744.671 6,663.723
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	873,993.923 533,914.082 262,180.810	69,468.896 61,442.162 1,312.603
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	546,489.290 251,893.282 68,616.863	42,866.914 15,107.729 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	2,328,082.359 1,646,991.494 405,855.260	167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	539,455.465 428,411.367 298,286.411	22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	1,570,746.346 1,260,467.572 386,346.006	151,303.992 92,786.203 28,550.047
TA Market Participation Strategy - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.577846 $10.877738 $10.000000	$11.035764 $11.577846 $10.877738	359,257.297 290,232.767 89,652.002	14,128.861 2,986.240 260.599
60

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	19,272.819 14,411.718 902.411	2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	32,460.757 15,492.823 13,726.551	2,341.804 2,463.820 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.818958 $10.857766 $10.000000	$11.635637 $11.818958 $10.857766	42,572.329 8,176.799 624.471	17,644.862 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	97.291 85.504 0.000	0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	431,214.773 321,799.270 82,776.931	35,565.096 33,245.659 4,630.669
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	336,818.586 106,443.342 28,507.539	6,687.646 5,559.718 5,596.475
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	332,175.236 175,250.569 71,227.478	34,320.763 4,152.226 1,027.060
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	343,365.880 199,029.260 51,271.286	13,091.647 1,600.884 265.059
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	187,472.048 74,383.514 19,115.452	10,660.721 5,109.053 279.969
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	246,177.585 153,383.211 52,488.177	2,649.666 1,859.273 377.148
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	889,317.117 792,280.900 380,104.083	42,527.308 39,215.668 4,700.921
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	540,104.273 416,605.109 132,560.522	59,036.437 73,431.287 12,321.160
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	45,127.295 12,120.022 0.000	2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	24,179.915 17,924.395 11,818.614	2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	1,076.790 2,080.534 2,317.261	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	29,318.727 1,195.579 0.000	0.000 0.000 0.000
61

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	10,689.182 4,947.493 0.000	1,306.023 1,361.806 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
62

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
63

MEMBERS® VARIABLE ANNUITY SERIES
Transamerica Life Insurance Company
Separate Account VA B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This prospectus describes information you should know before you purchase a MEMBERS® Variable Annuity Series variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
iii

iv

TABLE OF CONTENTS continued
v

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
1

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
2

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider - No Longer Available:
Income LinkSM (annual charge - % of Withdrawal Base)	2.00%	1.25%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	2.86%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and
3

expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,476	$1,524	$ 795	$1,510	$1,599
3 Years	$2,897	$3,028	$2,373	$2,988	$2,986
5 Years	$4,224	$3,931	$3,935	$3,912	$4,359
10 Years	$7,532	$7,640	$7,773	$7,740	$7,735
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 756	$ 804	$ 795	$ 790	$ 789
3 Years	$2,267	$2,398	$2,373	$2,358	$2,356
5 Years	$3,774	$3,931	$3,935	$3,912	$3,909
10 Years	$7,532	$7,640	$7,773	$7,740	$7,735
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,467	$1,515	$ 785	$1,500	$1,589
3 Years	$2,867	$2,999	$2,344	$2,959	$2,957
5 Years	$4,175	$3,883	$3,886	$3,864	$4,311
10 Years	$7,434	$7,542	$7,677	$7,644	$7,639
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 747	$ 795	$ 785	$ 780	$ 779
3 Years	$2,237	$2,369	$2,344	$2,329	$2,327
5 Years	$3,725	$3,883	$3,886	$3,864	$3,861
10 Years	$7,434	$7,542	$7,677	$7,644	$7,639
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
4

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
Participation in e-delivery program***	up to $15
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
***	The e-delivery waiver may not be available in all states. We may discontinue offering the e-delivery waiver at any time.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Bond Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	0.20%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
5

Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Income LinkSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
6

THE ANNUITY
This prospectus describes information you should know before you purchase the MEMBERS® Variable Annuity Series.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
7

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
8

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
9

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
10

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
11

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
12

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
13

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential
14

growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
15

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
16

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
17

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2015 we received $217,303,279.34 for Transamerica Life Insurance Company and $13,893,152.71 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
18

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
19

Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
20

•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
21

Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment
22

option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
23

IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
24

Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
25

Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
26

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
27

Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
28

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
29

Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
30

Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
31

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
32

Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax
33

withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
34

Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
35

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
36

Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
37

Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
38

IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefit is no longer available, but if you have previously elected this rider you can still upgrade:
•	Income LinkSM Rider
See Rider Grid for additional information on this rider.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
39

•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
40

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
41

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
42

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying
43

fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become
44

more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
45

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
46

withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
47

•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
48

Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
49

Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
50

Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
51

Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
52

withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
53

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2016 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
54

Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2016 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 [333-185574 - NY]).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is
55

the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
56

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
57

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
58

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
59

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal
60

amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one of more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. - Owners age 65 and above have a 30 day right to cancel instead of 10 days. Regardless of the owner’s age, if canceled, the amount returned will include any fees and charges.
California. – The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and the refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive account value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. - During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waivers are not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. - Owners have a 21 day right to cancel period and will receive Return of Premium. Unemployment waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. – The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. Death benefit must be paid within 60 days and any interest due after 30 days.
North Dakota. - Right to cancel period is 20 days.
Oregon. – The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. – Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
61

Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
62

When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
63

Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc. and is licensed in all states and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
64

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
65

The assets of the separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.15% up to 7% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
66

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
67

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
68

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
69

surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
70

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class Bf	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
TRANSAMERICA SERIES TRUST
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)(3)	Transamerica Aegon Government Money Market VP – Service Class(2)(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
71

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(4)	Transamerica Janus Mid-Cap Growth VP – Service Class(4)	Janus Capital Management LLC(4)
Investment Objective: Capital appreciation.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Multi-Manager Alternative Strategies(5)	Transamerica Multi-Manager Alternative Strategies VP(5)	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
72

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(4)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
(5)	This fund may vary for certain policies and may not be available for all policies.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
73

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon High Yield Bond - Service Class	√	√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100	√	√			√
TA BlackRock Global Allocation - Service Class	√	√			√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√	√			√
TA BlackRock Smart Beta 50	√	√
TA BlackRock Smart Beta 75	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√				√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA Janus Balanced - Service Class	√	√			√
TA Janus Mid-Cap Growth - Service Class	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	√	√			√
TA Madison Balanced Allocation - Service Class(1)	√	√	√			√
TA Madison Conservative Allocation - Service Class(1)	√	√	√	√			√
TA Madison Diversified Income - Service Class	√	√	√			√
TA MFS International Equity - Service Class	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√			√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√			√
TA PIMCO Tactical - Growth - Service Class(1)	√	√			√
TA PIMCO Total Return - Service Class	√	√	√	√			√
74

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	A	B	C
TA PineBridge Inflation Opportunities- Service Class	√	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	√	√			√
TA T. Rowe Price Small Cap - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
Fixed Account			√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
75

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	100,768.455 60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	1,064,225.370 542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	520,629.599 277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	1,112,916.540 521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	1,226,195.233 740,390.457 135,685.357
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	593,400.350 273,204.004 133,395.960
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	652,575.993 382,786.689 164,123.157
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	401,335.169 232,278.299 77,712.400
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	1,254,649.757 552,991.301 369,356.451
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	362,950.205 427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	580,070.992 44,442.215 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	380,024.521
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	381,194.216 272,884.281 89,828.768
76

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688997 $10.000000	$10.415362 $10.704160 $10.688977	1,478,259.792 806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	607,090.827 15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	770,897.846 57,752.539
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,824,171.560 2,279,685.734 1,062,326.524
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	476,422.298 293,348.493 132,719.253
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,900,490.480 1,075,352.419 340,775.936
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	214,622.396 131,642.141 43,197.745
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	2,982,583.051 1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,953,463.280 1,121,248.477 317,190.390
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.014442 $10.573701 $10.000000	$10.770763 $11.014442 $10.573701	177,944.659 157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.461104 $10.137114 $10.000000	$10.228392 $10.461104 $10.137114	140,711.359 170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.649061 $10.216487 $10.000000	$10.505758 $10.649061 $10.216487	237,582.284 150,718.453 95,186.410
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	11,245,688.232 8,044,330.855 2,363,680.143
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,250,154.759 781,162.937 269,936.394
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.95884 $10.000000	$10.668632 $11.224368 $10.958846	7,291,849.274 5,843,346.997 1,525,463.500
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	401,098.072 198,576.391 54,289.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	1,902,971.324 1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	612,774.710 232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	1,081,739.569 657,580.063 227,623.707
77

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	1,603,950.531 1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	518,147.053 338,029.436 174,430.368
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	722,460.397 506,327.759 161,863.050
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,590,980.421 3,354,210.530 1,218,304.781
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,195,858.600 1,734,327.967 648,535.359
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	546,797.845 305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	228,688.819 105,923.732 33,057.840

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.371714 $10.761224 $10.000000	$11.364376 $11.371714 $10.761224	64,263.104 37,128.764 14,995.732
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.643706 $11.208984 $10.000000	$11.636649 $11.643706 $11.208984	368,263.063 293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.956305 $9.595288 $10.000000	$9.839875 $9.956305 $9.595288	957,268.026 552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.665223 $11.842546 $10.000000	$13.338973 $12.665223 $11.842546	294,898.100 186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$13.023761 $11.943820 $10.000000	$13.022990 $13.023761 $11.943820	357,581.284 170,921.732 52,765.149
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.092692 $11.118629 $10.000000	$11.997477 $12.092692 $11.118629	211,502.968 101,808.240 18,532.916
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.589984 $10.167870 $10.000000	$10.425007 $10.589984 $10.167870	1,080,862.218 623,127.531 268,509.728
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.273798 $10.031013 $10.000000	$9.719621 $10.273798 $10.031013	264,491.006 130,725.778 46,472.543
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.810770 $9.923751 $10.000000	$9.699074 $9.810770 $9.923751	2,010,638.975 1,443,548.814 899,801.995
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	697,521.847 609,174.753 520,275.110
78

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999685	$9.545989	1,413,126.571
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.870208 $11.630812 $10.000000	$12.235510 $12.870208 $11.630812	61,960.156 25,626.680 7,256.513
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.766844 $10.714003 $10.000000	$10.513098 $10.766844 $10.714003	810,460.597 108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.913106 $9.999055	$9.464171 $9.913106	1,453,971.420 76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.9873176 $9.999055	$9.266777 $9.9873176	2,064,832.775 92,576.759
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.996952 $10.587385 $10.000000	$10.857672 $10.996952 $10.587385	6,200,833.238 4,320,865.703 1,969,138.867
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.303687 $9.199845 $10.000000	$10.097049 $10.303687 $9.199845	89,543.938 41,164.836 12,860.930
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.718211 $10.993018 $10.000000	$11.598380 $11.718211 $10.993018	4,122,918.223 2,168,929.879 605,286.567
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.167048 $12.340009 $10.000000	$11.394925 $12.167048 $12.340009	98,052.610 64,211.374 28,463.664
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.064219 $10.317071 $10.000000	$10.710585 $11.064219 $10.317071	11,210,930.239 5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.486977 $10.741367 $10.000000	$11.020711 $11.486977 $10.741367	4,432,074.260 1,630,313.399 534,123.874
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.078940 $10.598459 $10.000000	$10.871827 $11.078940 $10.598459	1,665,222.424 1,411,034.605 559,528.3615
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.522376 $10.160853 $10.000000	$10.324391 $10.522376 $10.160853	141,205.727 72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.711436 $10.240421 $10.000000	$10.604339 $10.711436 $10.240421	1,080,181.403 808,644.459 332,066.078
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.854242 $10.502044 $10.000000	$10.540233 $10.854242 $10.502044	42,570,168.409 29,511,848.402 8,825,054.935
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.666439 $10.252434 $10.000000	$10.471975 $10.666439 $10.252434	3,706,354.630 2,724,971.946 875,220.175
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.290100 $10.984499 $10.000000	$10.768739 $11.290100 $10.984499	14,979,142.999 10,727,843.524 3,424,842.904
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.405556 $11.127981 $10.000000	$10.261621 $10.405556 $11.127981	140,136.619 66,623.112 22,301.612
79

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.402812 $10.221398 $10.000000	$9.706968 $10.402812 $10.221398	32,355.653 11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.152500 $10.462191 $10.000000	$10.744289 $11.152500 $10.462191	5,660,737.074 4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.952289 $10.190054 $10.000000	$10.602192 $10.952289 $10.190054	2,187,278.834 828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.379196 $10.819034 $10.000000	$10.860289 $11.379196 $10.819034	2,104,820.788 1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813662 $9.514350 $10.000000	$9.751636 $9.813662 $9.514350	2,789,151.344 2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.108264 $8.912553 $10.000000	$8.745946 $9.108264 $8.912553	992,524.423 634,739.686 245,406.237
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.443870 $10.196963 $10.000000	$10.080716 $10.443870 $10.196963	2,516,500.446 1,956,366.926 986,485.934
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.702212 $10.448174 $10.000000	$10.127307 $10.702212 $10.448174	10,469,253.134 9,739,945.304 3,730,758.901
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.012768 $10.792110 $10.000000	$10.175414 $11.012768 $10.792110	3,963,221.152 2,772,568.093 1,068,568.547
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.545434 $12.896853 $10.000000	$13.679092 $13.545434 $12.896853	152,938.437 89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.538329 $11.266414 $10.000000	$10.526120 $10.538329 $11.266414	84,451.892 68,345.199 20,897.827
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.230363 $10.707426 $10.000000	$11.139271 $11.230363 $10.707426	64.277 811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.498985 $11.152965 $10.000000	$11.406154 $11.498985 $11.152965	13,110.016 8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.832499 $9.547280 $10.000000	$9.644934 $9.832499 $9.547280	13,550.909 11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.507820 $11.783374 $10.000000	$13.074793 $12.507820 $11.783374	22,991.594 12,226.155 4,230.107
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.861910 $11.884149 $10.000000	$12.765060 $12.861910 $11.884149	54,230.459 11,316.328 4,909.629
80

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.942380 $11.063047 $10.000000	$11.759851 $11.942380 $11.063047	36,914.394 14,364.577 1,997.869
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.458333 $10.117028 $10.000000	$10.218494 $10.458333 $10.117028	15,634.474 16,357.190 3,239.238
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.146079 $9.980853 $10.000000	$9.527080 $10.146079 $9.980853	12,482.790 7,902.719 287.883
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.688788 $9.874119 $10.000000	$9.506929 $9.688788 $9.874119	144,783.598 15,380.422 5,573.634
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	9,279.552 6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	21,495.267 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999480	$9.498051	4,255.608
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.710268 $11.572700 $10.000000	$11.993179 $12.710268 $11.572700	77,072.382 60,730.462 2,624.079
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.633000 $10.660455 $10.000000	$10.304844 $10.633000 $10.660455	19,659.610 21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902116 $9.998439	$9.383040 $9.902116	43,359.222 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862222 $9.998439	$9.187326 $9.862222	12,388.665 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.860255 $10.534462 $10.000000	$10.642594 $10.860255 $10.534462	60,781.056 43,907.891 9,529.686
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.175588 $9.153815 $10.000000	$9.897032 $10.175588 $9.153815	7,355.846 3,859.222 204.168
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.572559 $10.938069 $10.000000	$11.368647 $11.572559 $10.938069	49,816.031 32,783.435 6,600.572
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.015839 $12.278394 $10.000000	$11.169203 $12.015839 $12.278394	10,483.945 9,494.094 3,585.144
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.926676 $10.265484 $10.000000	$10.498420 $10.926676 $10.265484	115,317.084 59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.344192 $10.687674 $10.000000	$10.802412 $11.344192 $10.687674	6,960.974 3,479.643 1,438.175
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.941218 $10.545478 $10.000000	$10.656471 $10.941218 $10.545478	0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.391554 $10.110040 $10.000000	$10.119856 $10.391554 $10.110040	10,113.168 10,740.808 4,826.051
81

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.578272 $10.189211 $10.000000	$10.394281 $10.578272 $10.189211	1,924.531 4,756.319 3,204.545
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.719311 $10.449534 $10.000000	$10.331440 $10.719311 $10.449534	132,776.958 134,939.596 66,841.118
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.533842 $10.201181 $10.000000	$10.264536 $10.533842 $10.201181	12,276.695 11,369.144 3,755.106
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.149760 $10.929605 $10.000000	$10.555422 $11.149760 $10.929605	154,862.404 322,858.268 282,854.970
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.276225 $11.072399 $10.000000	$10.058348 $10.276225 $11.072399	76,411.278 53,613.106 2,797.604
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.013876 $10.409893 $10.000000	$10.531472 $11.013876 $10.409893	90,093.825 81,603.570 43,359.072
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.816153 $10.139103 $10.000000	$10.392183 $10.816153 $10.139103	16,990.580 11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.237755 $10.764954 $10.000000	$10.645176 $11.237755 $10.764954	282,128.339 14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.691647 $9.466752 $10.000000	$9.558465 $9.691647 $9.466752	185,477.046 194,889.381 32,790.324
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$8.994968 $8.867938 $10.000000	$8.572621 $8.994968 $8.867938	9,352.760 11,661.024 8,649.772
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.314031 $10.145981 $10.000000	$9.881016 $10.314031 $10.145981	18,840.103 3,811.316 2,514.838
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569164 $10.395937 $10.000000	$9.926665 $10.569164 $10.395937	37,220.373 51,906.971 38,791.540
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.875866 $10.738168 $10.000000	$9.973829 $10.875866 $10.738168	34,509.771 223,746.841 9,775.439
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.377124 $12.832468 $10.000000	$13.408199 $13.377124 $12.832468	17,139.038 12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.407336 $11.210143 $10.000000	$10.317588 $10.407336 $11.210143	51,701.581 50,593.389 935.393

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2015 2014 2013	$11.296085 $10.732499 $10.000000	$11.243720 $11.296085 $10.732499	12,807.200 5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.566317 $11.179081 $10.000000	$11.513188 $11.566317 $11.179081	137,520.798 89,492.556 52,330.532
82

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.890107 $9.569654 $10.000000	$9.735457 $9.890107 $9.569654	87,723.434 32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.581044 $11.810950 $10.000000	$13.197463 $12.581044 $11.810950	63,421.328 29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.937215 $11.911959 $10.000000	$12.884838 $12.937215 $11.911959	56,946.575 43,576.593 17,099.440
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.012257 $11.088942 $10.000000	$11.870091 $12.012257 $11.088942	97,150.074 45,266.437 6,173.877
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$10.519547 $10.140718 $10.000000	$10.314323 $10.519547 $10.140718	9,903.208 14,852.396 9,430.201
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.205471 $10.004232 $10.000000	$9.616416 $10.205471 $10.004232	29,729.935 16,132.074 84,301.392
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.745501 $9.897251 $10.000000	$9.596085 $9.745501 $9.897251	267,977.491 177,829.583 57,870.277
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	54,507.681 21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999575	$9.520377	13,296.823
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.784634 $11.599780 $10.000000	$12.105616 $12.784634 $11.599780	50,522.740 9,753.405 1,392.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.695234 $10.685410 $10.000000	$10.401473 $10.695234 $10.685410	76,694.189 43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2015 2014	$9.907237 $9.998726	$9.420789 $9.907237	22,238.265 3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2015 2014	$9.867326 $9.998726	$9.224296 $9.867326	21,892.041 808.923
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.923812 $10.559125 $10.000000	$10.742386 $10.923812 $10.559125	145,456.744 109,425.734 30,702.750
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.235148 $9.175268 $10.000000	$9.989838 $10.235148 $9.175268	20,495.349 16,043.348 2,015.854
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.640283 $10.963675 $10.000000	$11.475244 $11.640283 $10.963675	92,080.294 120,296.791 19,062.820
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.086135 $12.307103 $10.000000	$11.273923 $12.086135 $12.307103	5,627.325 3,678.608 329.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.990632 $10.289523 $10.000000	$10.596853 $10.990632 $10.289523	218,299.567 149,717.012 27,869.605
83

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.410590 $10.712700 $10.000000	$10.903712 $11.410590 $10.712700	76,613.626 100,166.539 39,877.094
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.005249 $10.570162 $10.000000	$10.756387 $11.005249 $10.570162	0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.452398 $10.133732 $10.000000	$10.214766 $10.452398 $10.133732	5,556.165 13,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.640187 $10.213076 $10.000000	$10.491752 $10.640187 $10.213076	23,930.488 20,313.570 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.782050 $10.474011 $10.000000	$10.428317 $10.782050 $10.474011	949,981.197 756,398.166 324,141.525
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.595495 $10.225070 $10.000000	$10.360784 $10.595495 $10.225070	205,998.456 161,988.229 37,130.072
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$11.215008 $10.955190 $10.000000	$10.654401 $11.215008 $10.955190	584,338.294 355,693.450 110,614.547
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.336362 $11.098302 $10.000000	$10.152656 $10.336362 $11.098302	23,280.131 6,939.289 903.481
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.354805 $10.215014 $10.000000	$9.623585 $10.354805 $10.215014	11,223.868 5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.078331 $10.434264 $10.000000	$10.630220 $11.078331 $10.434264	146,988.935 116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.879444 $10.162845 $10.000000	$10.489611 $10.879444 $10.162845	75,831.021 43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.303506 $10.790157 $10.000000	$10.744969 $11.303506 $10.790157	65,287.162 64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.748372 $9.488936 $10.000000	$9.648092 $9.748372 $9.488936	334,930.695 78,988.610 40,575.761
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$9.047631 $8.888722 $10.000000	$8.653038 $9.047631 $8.888722	30,022.819 29,546.822 3,909.024
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.374400 $10.169739 $10.000000	$9.973675 $10.374400 $10.169739	187,854.028 113,636.988 21,828.140
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.631028 $10.420282 $10.000000	$10.019770 $10.631028 $10.420282	203,350.620 448,470.986 260,344.268
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.939516 $10.763305 $10.000000	$10.067354 $10.939516 $10.763305	120,935.491 181,838.536 109,908.889
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.455383 $12.862470 $10.000000	$13.533883 $13.455383 $12.862470	34,626.149 4,739.599 2,044.119
84

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.468245 $11.236370 $10.000000	$10.414353 $10.468245 $11.236370	4,396.490 4,225.344 417.455
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	38,774.667 32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	557,101.706 467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	336,145.838 273,898.421 68,273.201
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	368,223.744 199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	646,618.326 456,920.276 130,249.623
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	191,456.929 147,271.196 25,153.215
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	336,477.596 149,814.109 87,419.820
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	307,625.670 294,977.180 195,118.293
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	333,425.732 479,584.358 398,611.180
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	351,939.959 416,100.039 152,068.066
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	323,564.669 45,378.206 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	103,968.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	173,919.348 100,807.294 34,318.997
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	641,333.221 414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	158,136.200 4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192601 $9.862946	392,075.205 17,663.371
85

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	1,644,846.465 1,484,483.311 622,413.183
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	180,201.055 131,337.396 41,240.898
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	1,336,940.830 730,541.910 283,387.831
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	71,423.580 50,751.746 25,495.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	1,734,729.547 1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	1,725,348.621 1,048,124.518 464,201.951
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.950353 $10.549000 $10.000000	$10.670716 $10.950353 $10.549000	323,710.617 226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.400233 $10.113422 $10.000000	$10.133373 $10.400233 $10.113422	34,412.649 73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.587100 $10.192617 $10.000000	$10.408165 $10.587100 $10.192617	187,813.418 120,706.051 50,224.027
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	6,100,894.487 4,951,402.067 1,811,998.711
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	595,022.369 456,655.384 140,874.387
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	4,107,576.222 3,985,463.190 1,629,355.721
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	225,639.976 133,864.494 55,617.989
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	1,104,503.163 1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	216,520.881 197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	939,184.275 361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	855,911.939 695,135.185 406,244.058
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	300,321.392 262,887.081 94,596.042
86

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	270,923.798 220,958.529 145,292.804
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	1,928,301.761 1,810,558.628 969,298.909
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	1,471,942.755 1,624,608.196 556,119.893
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	244,212.580 209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	71,351.315 56,231.083 10,364.029

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	35,106.933 9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	129,429.028 95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	404,826.804 267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	102,363.806 59,543.877 28,219.573
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	180,983.619 140,755.081 79,993.089
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	106,706.324 126,709.755 98,079.100
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	316,221.857 233,040.756 105,114.053
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	149,640.900 99,577.778 454,433.033
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	707,102.360 484,704.900 384,089.323
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	267,110.460 229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	312,767.949
87

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	102,379.804 24,158.172 3,449.318
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	271,892.069 107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	550,476.747 26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	682,135.407 27,999.912
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,567,035.293 2,300,269.186 968,809.271
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	40,772.499 28,645.858 15,048.486
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,739,313.614 922,108.414 278,846.205
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	23,615.654 16,288.672 3,643.075
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	3,721,268.972 2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,704,301.320 932,814.082 287,278.458
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.014442 $10.573701 $10.000000	$10.770763 $11.014442 $10.573701	33,888.090 17,315.781 15,046.200
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.461104 $10.137114 $10.000000	$10.228392 $10.461104 $10.137114	295,428.558 126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.649061 $10.216487 $10.000000	$10.505758 $10.649061 $10.216487	165,198.237 11,510.579 8,474.244
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	15,477,858.340 12,187,086.849 4,153,049.354
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,360,515.031 1,051,554.155 472,504.182
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,503,400.105 6,394,792.700 2,385,027.830
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	74,501.988 22,115.469 6,050.885
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	13,126.121 10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	2,102,701.415 1,940,470.405 663,747.387
88

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	618,552.961 338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	843,911.685 519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	867,471.453 638,582.276 256,632.708
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	650,343.983 657,388.039 83,161.041
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	910,953.463 756,495.092 288,617.052
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,801,333.872 3,743,686.079 1,640,171.897
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,027,413.251 1,738,537.855 757,546.998
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	74,762.460 33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	48,969.630 1,634.284 0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	9,840.782 9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	136,584.843 124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	193,074.605 72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	117,311.767 73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	78,410.554 47,941.594 4,060.769
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	26,660.378 18,827.809 8,454.234
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	205,005.248 133,988.797 61,980.123
89

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	75,318.584 57,029.035 17,471.857
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	277,759.711 396,217.631 90,198.082
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	89,228.355 95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	110,429.233 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	57,566.766
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	65,792.181 25,568.190 2,148.970
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	118,330.320 55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	152,554.505 7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192601 $9.862946	177,327.067 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	742,044.014 646,604.816 214,649.401
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	67,593.245 55,759.507 11,426.843
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	472,225.046 305,553.448 151,816.419
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	23,234.471 10,292.833 1,753.473
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	624,828.066 426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	618,824.904 375,317.508 152,318.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.950353 $10.549000 $10.000000	$10.670716 $10.950353 $10.549000	0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.400233 $10.113422 $10.000000	$10.133373 $10.400233 $10.113422	0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.587100 $10.192617 $10.000000	$10.408165 $10.587100 $10.192617	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	1,933,811.807 1,381,841.447 493,178.589
90

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	434,904.196 341,982.745 149,500.111
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	1,282,251.974 1,124,097.518 526,666.776
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	96,008.022 71,917.815 22,044.900
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	312,284.902 277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	158,176.841 77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	355,011.373 184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	256,226.179 189,805.930 101,190.096
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	107,995.743 86,578.965 112,955.236
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	163,020.741 121,293.408 68,183.031
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	980,712.262 830,633.242 261,775.976
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	644,693.354 438,730.559 181,462.867
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	87,568.387 56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	8,997.585 5,841.191 0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	3,854.136 5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	42,887.643 27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	173,890.808 144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	19,646.958 16,705.093 5,605.280
91

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	53,371.657 25,761.866 2,342.830
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	38,368.522 27,202.761 787.780
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	150,120.668 77,646.183 43,283.804
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	424,777.954 359,921.125 159,376.034
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	280,150.191 225,841.736 165,630.010
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	132,788.810 97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	154,755.213
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	17,505.163 26,922.556 1,618.992
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	94,909.792 34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	204,704.722 208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	255,817.826 8,648.691
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	791,918.911 575,485.283 182,959.852
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	37,615.367 12,732.147 2,807.881
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	549,245.018 293,151.516 136,034.029
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	3,851.557 1,233.186 2,596.771
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	873,993.923 533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	546,489.290 251,893.282 68,616.863
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.014442 $10.573701 $10.000000	$10.770763 $11.014442 $10.573701	6,958.713 7,440.003 1,093.083
92

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.461104 $10.137114 $10.000000	$10.228392 $10.461104 $10.137114	6,257.858 6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.649061 $10.216487 $10.000000	$10.505758 $10.649061 $10.216487	6,777.079 7,261.637 1,048.874
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	2,328,082.359 1,646,991.494 405,855.260
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	539,455.465 428,411.367 298,286.411
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	1,570,746.346 1,260,467.572 386,346.006
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	19,272.819 14,411.718 902.411
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	97.291 85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	431,214.773 321,799.270 82,776.931
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	336,818.586 106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	332,175.236 175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	343,365.880 199,029.260 51,271.286
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	187,472.048 74,383.514 19,115.452
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	246,177.585 153,383.211 52,488.177
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	889,317.117 792,280.900 380,104.083
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	540,104.273 416,605.109 132,560.522
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	24,179.915 17,924.395 11,818.614
93

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	29,318.727 1,195.579 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
94

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
95

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
96

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
97

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
98

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
99

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
100

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
101

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. . The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
102

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
103

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
104

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
105

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
106

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
107

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
108

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
109

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
110

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
111

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
112

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
113

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
114

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
115

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
ILWY	Income Link Withdrawal Year
Abbreviation	Definition
N/A	Not Applicable
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
116

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Fee Frequency	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	N/A
Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A
Withdrawal Benefits - See “Adjusted Partial Surrenders - Income Link” appendix for examples showing the effect of withdrawals on the WB.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
117

RIDER GRID VARIATIONS — (Continued)
Rider Name	Income LinkSM3
Rider Form Number[1]	RGMB 39 0110 RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
 1) The current WB:
 2) The policy value on the rider anniversary; or
 3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
118

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
119

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
120

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Members® LandmarkSM Variable Annuity
Members® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	Members® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	Members® LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2016

(for Applications signed on or after May 1, 2016)

to the

Prospectus dated May 1, 2016

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2016 and June 30, 2016. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2016. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.75%
65-79	5.00%	4.75%
≥ 80	6.00%	5.75%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® VARIABLE ANNUITY SERIES
Issued through
Transamerica Life Insurance Company
Separate Account VA B (EST. 1/19/1990)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001
(800)525-6205
www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® Variable Annuity Series variable annuity offered by Transamerica Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
1

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, separate account established and registered as unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
4

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
5

risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
6

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
7

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
8

expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
9

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, and 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $11,476,349, $364,566,103 and 212,971,232.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® Variable Annuity Series policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
B-Share
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	100,768.455 60,261.280 9,203.833
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	1,064,225.370 542,177.270 202,156.745
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	520,629.599 277,648.265 72,559.232
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	1,112,916.540 521,782.334 139,625.304
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	1,226,195.233 740,390.457 135,685.357
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	593,400.350 273,204.004 133,395.960
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	652,575.993 382,786.689 164,123.157
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	401,335.169 232,278.299 77,712.400
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	1,254,649.757 552,991.301 369,356.451
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	362,950.205 427,907.606 338,890.611
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	580,070.992 44,442.215 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	380,024.521
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	381,194.216 272,884.281 89,828.768
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688997 $10.000000	$10.415362 $10.704160 $10.688977	1,478,259.792 806,988.533 290,422.825
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	607,090.827 15,830.286
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	770,897.846 57,752.539
14

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,824,171.560 2,279,685.734 1,062,326.524
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	476,422.298 293,348.493 132,719.253
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,900,490.480 1,075,352.419 340,775.936
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	214,622.396 131,642.141 43,197.745
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	2,982,583.051 1,783,972.987 700,100.118
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,953,463.280 1,121,248.477 317,190.390
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.014442 $10.573701 $10.000000	$10.770763 $11.014442 $10.573701	177,944.659 157,311.158 113,061.658
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.461104 $10.137114 $10.000000	$10.228392 $10.461104 $10.137114	140,711.359 170,989.761 47,627.621
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.649061 $10.216487 $10.000000	$10.505758 $10.649061 $10.216487	237,582.284 150,718.453 95,186.410
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	11,245,688.232 8,044,330.855 2,363,680.143
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,250,154.759 781,162.937 269,936.394
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.95884 $10.000000	$10.668632 $11.224368 $10.958846	7,291,849.274 5,843,346.997 1,525,463.500
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	401,098.072 198,576.391 54,289.170
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	1,902,971.324 1,538,245.589 619,870.377
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	612,774.710 232,491.193 105,628.761
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	1,081,739.569 657,580.063 227,623.707
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	1,603,950.531 1,065,241.955 518,558.234
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	518,147.053 338,029.436 174,430.368
15

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	722,460.397 506,327.759 161,863.050
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,590,980.421 3,354,210.530 1,218,304.781
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,195,858.600 1,734,327.967 648,535.359
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	546,797.845 305,737.792 68,144.429
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	228,688.819 105,923.732 33,057.840

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.343284 $10.750435 $10.000000	$11.318968 $11.343284 $10.750435	455,090.353 393,225.067 267,220.904
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.614612 $11.197765 $10.000000	$11.590179 $11.614612 $11.197765	2,720,425.164 1,582,900.388 526,445.841
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.931396 $9.585654 $10.000000	$9.800537 $9.931396 $9.585654	2,576,177.547 1,903,463.496 438,960.594
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.633586 $11.830688 $10.000000	$13.285705 $12.633586 $11.830688	2,612,821.220 1,263,905.792 491,243.624
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.991220 $11.931867 $10.000000	$12.970965 $12.991220 $11.931867	2,946,870.889 1,776,072.404 468,209.033
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.064260 $11.107482 $10.000000	$11.949550 $12.064260 $11.107482	2,102,030.771 1,318,331.404 385,204.975
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.563518 $10.157681 $10.000000	$10.383365 $10.563518 $10.157681	2,651,637.829 1,683,653.395 810,279.100
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.248119 $10.020960 $10.000000	$9.680785 $10.248119 $10.020960	2,295,513.349 1,038,247.528 1,626,123.155
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.786246 $9.913807 $10.000000	$9.660323 $9.786246 $9.913807	3,733,409.851 2,695,157.653 1,918,148.551
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.854238 $9.560474 $10.000000	$9.709894 $9.854238 $9.560474	1,793,886.425 1,841,111.029 1,563,825.254
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.854238 $9.560474 $10.000000	$9.709894 $9.854238 $9.560474	5,171,644.291 349,553.555 5,913.906
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999644	$9.536375	3,684,211.319
16

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.838062 $11.619171 $10.000000	$12.186650 $12.838062 $11.619171	1,060,213.602 794,609.291 243,887.144
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.739932 $10.703267 $10.000000	$10.471099 $10.739932 $10.703267	5,288,964.909 2,600,376.005 1,191,069.381
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.910906 $9.998931	$9.447880 $9.910906	3,809,465.702 107,694.441
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.870978 $9.998931	$9.250817 $9.870978	4,249,375.593 303,325.031
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.969470 $10.576786 $10.000000	$10.814301 $10.969470 $10.576786	13,322,996.553 9,840,157.007 4,121,639.585
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.277936 $9.190623 $10.000000	$10.056719 $10.277936 $9.190623	759,876.571 442,626.701 178,373.329
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.688939 $10.982007 $10.000000	$11.552058 $11.688939 $10.982007	8,353,356.336 3,792,971.424 1,063,072.812
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.136644 $12.327660 $10.000000	$11.349403 $12.136644 $12.327660	554,182.801 283,489.368 119,481.016
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.036579 $10.306733 $10.000000	$10.667801 $11.036579 $10.306733	23,270,689.215 11,455,244.918 4,201,161.307
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.458264 $10.730609 $10.000000	$10.976679 $11.458264 $10.730609	7,989,183.294 3,706,614.257 1,118,117.415
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.051248 $10.587834 $10.000000	$10.828395 $11.051248 $10.587834	2,528,117.659 2,234,549.109 907,288.653
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.496083 $10.150678 $10.000000	$10.283145 $10.496083 $10.150678	2,401,114.874 2,090,206.684 1,194,269.430
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.684666 $10.230159 $10.000000	$10.561984 $10.684666 $10.230159	2,603,418.672 2,385,736.874 1,350,429.671
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.827115 $10.491519 $10.000000	$10.498125 $10.827115 $10.491519	88,214,890.695 59,306,574.409 18,434,492.325
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639777 $10.242158 $10.000000	$10.430131 $10.639777 $10.242158	7,412,878.936 4,694,820.955 1,618,607.230
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.261890 $10.973502 $10.000000	$10.725732 $11.261890 $10.973502	26,023,451.584 19,834,296.274 6,571,228.797
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.379554 $11.116849 $10.000000	$10.220624 $10.379554 $11.116849	905,204.375 398,186.488 109,936.208
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.124623 $10.451710 $10.000000	$10.701368 $11.124623 $10.451710	10,683,318.371 8,884,589.896 3,647,376.276
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.924926 $10.179845 $10.000000	$10.559845 $10.924926 $10.179845	4,889,845.914 1,579,140.211 624,928.717
17

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.350744 $10.808186 $10.000000	$10.816892 $11.350744 $10.808186	5,536,939.867 1,983,029.316 732,620.732
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.789141 $9.504820 $10.000000	$9.712694 $9.789141 $9.504820	6,650,984.685 4,704,987.215 2,266,145.450
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.085471 $8.903606 $10.000000	$8.710984 $9.085471 $8.903606	2,869,756.696 2,258,495.671 690,784.452
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.417774 $10.186747 $10.000000	$10.040445 $10.417774 $10.186747	4,163,327.162 3,183,886.653 1,398,106.099
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.675473 $10.437709 $10.000000	$10.086856 $10.675473 $10.437709	20,140,864.592 19,316,097.476 8,269,991.501
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.985233 $10.781296 $10.000000	$10.134748 $10.985233 $10.781296	7,689,285.403 5,428,410.614 2,011,013.610
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.511598 $12.883957 $10.000000	$13.624458 $13.511598 $12.883957	1,182,146.738 635,447.438 196,039.006
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.511998 $11.255138 $10.000000	$10.484066 $10.511998 $11.255138	322,195.982 168,484.824 55,865.806

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.371714 $10.761224 $10.000000	$11.364376 $11.371714 $10.761224	64,263.104 37,128.764 14,995.732
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.643706 $11.208984 $10.000000	$11.636649 $11.643706 $11.208984	368,263.063 293,609.932 138,211.893
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.956305 $9.595288 $10.000000	$9.839875 $9.956305 $9.595288	957,268.026 552,968.936 146,080.294
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.665223 $11.842546 $10.000000	$13.338973 $12.665223 $11.842546	294,898.100 186,803.477 71,129.439
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$13.023761 $11.943820 $10.000000	$13.022990 $13.023761 $11.943820	357,581.284 170,921.732 52,765.149
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.092692 $11.118629 $10.000000	$11.997477 $12.092692 $11.118629	211,502.968 101,808.240 18,532.916
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.589984 $10.167870 $10.000000	$10.425007 $10.589984 $10.167870	1,080,862.218 623,127.531 268,509.728
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.273798 $10.031013 $10.000000	$9.719621 $10.273798 $10.031013	264,491.006 130,725.778 46,472.543
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.810770 $9.923751 $10.000000	$9.699074 $9.810770 $9.923751	2,010,638.975 1,443,548.814 899,801.995
18

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	697,521.847 609,174.753 520,275.110
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999685	$9.545989	1,413,126.571
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.870208 $11.630812 $10.000000	$12.235510 $12.870208 $11.630812	61,960.156 25,626.680 7,256.513
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.766844 $10.714003 $10.000000	$10.513098 $10.766844 $10.714003	810,460.597 108,638.151 32,497.068
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.913106 $9.999055	$9.464171 $9.913106	1,453,971.420 76,379.514
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.9873176 $9.999055	$9.266777 $9.9873176	2,064,832.775 92,576.759
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.996952 $10.587385 $10.000000	$10.857672 $10.996952 $10.587385	6,200,833.238 4,320,865.703 1,969,138.867
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.303687 $9.199845 $10.000000	$10.097049 $10.303687 $9.199845	89,543.938 41,164.836 12,860.930
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.718211 $10.993018 $10.000000	$11.598380 $11.718211 $10.993018	4,122,918.223 2,168,929.879 605,286.567
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.167048 $12.340009 $10.000000	$11.394925 $12.167048 $12.340009	98,052.610 64,211.374 28,463.664
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.064219 $10.317071 $10.000000	$10.710585 $11.064219 $10.317071	11,210,930.239 5,553,032.401 1,731,470.954
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.486977 $10.741367 $10.000000	$11.020711 $11.486977 $10.741367	4,432,074.260 1,630,313.399 534,123.874
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.078940 $10.598459 $10.000000	$10.871827 $11.078940 $10.598459	1,665,222.424 1,411,034.605 559,528.3615
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.522376 $10.160853 $10.000000	$10.324391 $10.522376 $10.160853	141,205.727 72,118.454 49,973.106
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.711436 $10.240421 $10.000000	$10.604339 $10.711436 $10.240421	1,080,181.403 808,644.459 332,066.078
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.854242 $10.502044 $10.000000	$10.540233 $10.854242 $10.502044	42,570,168.409 29,511,848.402 8,825,054.935
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.666439 $10.252434 $10.000000	$10.471975 $10.666439 $10.252434	3,706,354.630 2,724,971.946 875,220.175
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.290100 $10.984499 $10.000000	$10.768739 $11.290100 $10.984499	14,979,142.999 10,727,843.524 3,424,842.904
19

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.405556 $11.127981 $10.000000	$10.261621 $10.405556 $11.127981	140,136.619 66,623.112 22,301.612
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.402812 $10.221398 $10.000000	$9.706968 $10.402812 $10.221398	32,355.653 11,466.650 2,592.569
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.152500 $10.462191 $10.000000	$10.744289 $11.152500 $10.462191	5,660,737.074 4,624,225.559 1,463,697.677
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.952289 $10.190054 $10.000000	$10.602192 $10.952289 $10.190054	2,187,278.834 828,513.026 318,136.507
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.379196 $10.819034 $10.000000	$10.860289 $11.379196 $10.819034	2,104,820.788 1,025,743.646 399,652.809
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813662 $9.514350 $10.000000	$9.751636 $9.813662 $9.514350	2,789,151.344 2,057,386.825 999,005.652
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.108264 $8.912553 $10.000000	$8.745946 $9.108264 $8.912553	992,524.423 634,739.686 245,406.237
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.443870 $10.196963 $10.000000	$10.080716 $10.443870 $10.196963	2,516,500.446 1,956,366.926 986,485.934
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.702212 $10.448174 $10.000000	$10.127307 $10.702212 $10.448174	10,469,253.134 9,739,945.304 3,730,758.901
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.012768 $10.792110 $10.000000	$10.175414 $11.012768 $10.792110	3,963,221.152 2,772,568.093 1,068,568.547
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.545434 $12.896853 $10.000000	$13.679092 $13.545434 $12.896853	152,938.437 89,796.826 36,367.237
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.538329 $11.266414 $10.000000	$10.526120 $10.538329 $11.266414	84,451.892 68,345.199 20,897.827
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.230363 $10.707426 $10.000000	$11.139271 $11.230363 $10.707426	64.277 811.084 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.498985 $11.152965 $10.000000	$11.406154 $11.498985 $11.152965	13,110.016 8,375.065 1,466.780
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.832499 $9.547280 $10.000000	$9.644934 $9.832499 $9.547280	13,550.909 11,256.709 1,815.406
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.507820 $11.783374 $10.000000	$13.074793 $12.507820 $11.783374	22,991.594 12,226.155 4,230.107
20

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.861910 $11.884149 $10.000000	$12.765060 $12.861910 $11.884149	54,230.459 11,316.328 4,909.629
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.942380 $11.063047 $10.000000	$11.759851 $11.942380 $11.063047	36,914.394 14,364.577 1,997.869
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.458333 $10.117028 $10.000000	$10.218494 $10.458333 $10.117028	15,634.474 16,357.190 3,239.238
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.146079 $9.980853 $10.000000	$9.527080 $10.146079 $9.980853	12,482.790 7,902.719 287.883
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.688788 $9.874119 $10.000000	$9.506929 $9.688788 $9.874119	144,783.598 15,380.422 5,573.634
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	9,279.552 6,050.282 2,022.228
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	21,495.267 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999480	$9.498051	4,255.608
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.710268 $11.572700 $10.000000	$11.993179 $12.710268 $11.572700	77,072.382 60,730.462 2,624.079
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.633000 $10.660455 $10.000000	$10.304844 $10.633000 $10.660455	19,659.610 21,409.004 11,363.560
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902116 $9.998439	$9.383040 $9.902116	43,359.222 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862222 $9.998439	$9.187326 $9.862222	12,388.665 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.860255 $10.534462 $10.000000	$10.642594 $10.860255 $10.534462	60,781.056 43,907.891 9,529.686
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.175588 $9.153815 $10.000000	$9.897032 $10.175588 $9.153815	7,355.846 3,859.222 204.168
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.572559 $10.938069 $10.000000	$11.368647 $11.572559 $10.938069	49,816.031 32,783.435 6,600.572
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.015839 $12.278394 $10.000000	$11.169203 $12.015839 $12.278394	10,483.945 9,494.094 3,585.144
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.926676 $10.265484 $10.000000	$10.498420 $10.926676 $10.265484	115,317.084 59,980.890 25,530.491
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.344192 $10.687674 $10.000000	$10.802412 $11.344192 $10.687674	6,960.974 3,479.643 1,438.175
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.941218 $10.545478 $10.000000	$10.656471 $10.941218 $10.545478	0.000 0.000 0.000
21

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.391554 $10.110040 $10.000000	$10.119856 $10.391554 $10.110040	10,113.168 10,740.808 4,826.051
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.578272 $10.189211 $10.000000	$10.394281 $10.578272 $10.189211	1,924.531 4,756.319 3,204.545
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.719311 $10.449534 $10.000000	$10.331440 $10.719311 $10.449534	132,776.958 134,939.596 66,841.118
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.533842 $10.201181 $10.000000	$10.264536 $10.533842 $10.201181	12,276.695 11,369.144 3,755.106
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.149760 $10.929605 $10.000000	$10.555422 $11.149760 $10.929605	154,862.404 322,858.268 282,854.970
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.276225 $11.072399 $10.000000	$10.058348 $10.276225 $11.072399	76,411.278 53,613.106 2,797.604
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.013876 $10.409893 $10.000000	$10.531472 $11.013876 $10.409893	90,093.825 81,603.570 43,359.072
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.816153 $10.139103 $10.000000	$10.392183 $10.816153 $10.139103	16,990.580 11,043.253 2,180.229
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.237755 $10.764954 $10.000000	$10.645176 $11.237755 $10.764954	282,128.339 14,290.073 556.157
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.691647 $9.466752 $10.000000	$9.558465 $9.691647 $9.466752	185,477.046 194,889.381 32,790.324
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$8.994968 $8.867938 $10.000000	$8.572621 $8.994968 $8.867938	9,352.760 11,661.024 8,649.772
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.314031 $10.145981 $10.000000	$9.881016 $10.314031 $10.145981	18,840.103 3,811.316 2,514.838
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569164 $10.395937 $10.000000	$9.926665 $10.569164 $10.395937	37,220.373 51,906.971 38,791.540
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.875866 $10.738168 $10.000000	$9.973829 $10.875866 $10.738168	34,509.771 223,746.841 9,775.439
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.377124 $12.832468 $10.000000	$13.408199 $13.377124 $12.832468	17,139.038 12,381.004 2,921.469
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.407336 $11.210143 $10.000000	$10.317588 $10.407336 $11.210143	51,701.581 50,593.389 935.393

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.267902 $10.721751 $10.000000	$11.198895 $11.267902 $10.721751	43,641.424 39,361.731 20,225.891
22

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.537406 $11.167882 $10.000000	$11.467198 $11.537406 $11.167882	832,093.984 1,021,170.053 38,508.774
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.865372 $9.560048 $10.000000	$9.696552 $9.865372 $9.560048	150,809.018 87,578.639 37,388.566
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.549625 $11.799133 $10.000000	$13.144757 $12.549625 $11.799133	241,270.576 171,896.739 62,601.025
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.904886 $11.900033 $10.000000	$12.833364 $12.904886 $11.900033	240,353.312 222,652.203 46,067.017
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.982257 $11.077851 $10.000000	$11.822694 $11.982257 $11.077851	236,500.341 140,196.806 40,872.660
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.493249 $10.130552 $10.000000	$10.273100 $10.493249 $10.130552	87,591.592 64,496.580 32,345.543
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.179942 $9.994196 $10.000000	$9.577987 $10.179942 $9.994196	311,225.087 391,614.502 36,469.827
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.721140 $9.887333 $10.000000	$9.557744 $9.721140 $9.887333	425,951.210 145,086.206 170,118.831
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.788679 $9.534930 $10.000000	$9.606785 $9.788679 $9.534930	92,694.557 37,153.034 15,665.525
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.788679 $9.534930 $10.000000	$9.606785 $9.788679 $9.534930	826,487.850 19,897.936 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999534	$9.510781	32,067.810
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.752670 $11.588159 $10.000000	$12.057250 $12.752670 $11.588159	39,063.966 32,466.842 13,699.963
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.668485 $10.674703 $10.000000	$10.359899 $10.668485 $10.674703	299,318.498 245,222.461 117,911.290
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905041 $9.998603	$9.404569 $9.905041	7,570.684 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865137 $9.998603	$9.208427 $9.865137	55,981.463 5,068.353
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.896498 $10.548539 $10.000000	$10.699456 $10.896498 $10.548539	1,070,091.882 1,220,013.241 196,578.173
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.209561 $9.166064 $10.000000	$9.949920 $10.209561 $9.166064	47,199.618 46,371.490 18,021.280
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.611194 $10.952695 $10.000000	$11.429405 $11.611194 $10.952695	185,809.247 118,866.057 36,406.657
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.055926 $12.294781 $10.000000	$11.228873 $12.055926 $12.294781	32,417.770 20,474.406 13,319.169
23

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.963155 $10.279209 $10.000000	$10.554510 $10.963155 $10.279209	530,561.984 411,312.058 139,757.438
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.382071 $10.701973 $10.000000	$10.860145 $11.382071 $10.701973	197,022.000 94,166.615 31,940.498
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.977758 $10.559580 $10.000000	$10.713434 $10.977758 $10.559580	33,414.644 25,211.504 3,405.351
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.426258 $10.123574 $10.000000	$10.173956 $10.426258 $10.123574	11,998.135 26,226.672 14,116.191
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.613585 $10.202843 $10.000000	$10.449828 $10.613585 $10.202843	46,074.182 68,510.043 50,601.214
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.755101 $10.463511 $10.000000	$10.386658 $10.755101 $10.463511	1,567,169.738 1,699,526.002 723,202.827
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569014 $10.214822 $10.000000	$10.319392 $10.569014 $10.214822	520,094.041 474,118.400 261,038.089
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.186986 $10.944217 $10.000000	$10.611837 $11.186986 $10.944217	613,580.643 731,263.653 349,322.897
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.310526 $11.087194 $10.000000	$10.112097 $10.310526 $11.087194	54,212.042 34,404.191 20,071.429
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.050631 $10.423803 $10.000000	$10.587734 $11.050631 $10.423803	625,849.894 229,119.005 73,827.792
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.852257 $10.152664 $10.000000	$10.447704 $10.852257 $10.152664	117,232.528 88,370.045 49,101.141
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.275259 $10.779351 $10.000000	$10.702046 $11.275259 $10.779351	408,370.070 61,935.403 8,555.799
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.724006 $9.479421 $10.000000	$9.609539 $9.724006 $9.479421	331,157.826 287,844.167 185,405.345
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.025014 $8.879813 $10.000000	$8.618460 $9.025014 $8.879813	79,023.958 32,313.589 11,600.946
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.348459 $10.159541 $10.000000	$9.933817 $10.348459 $10.159541	175,550.755 110,156.950 28,901.122
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604463 $10.409842 $10.000000	$9.979738 $10.604463 $10.409842	614,123.472 566,702.974 211,459.428
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.912171 $10.752519 $10.000000	$10.027127 $10.912171 $10.752519	280,220.235 213,515.428 60,262.514
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.421772 $12.849602 $10.000000	$13.479844 $13.421772 $12.849602	76,636.263 70,186.223 20,094.896
24

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.442092 $11.225128 $10.000000	$10.372750 $10.442092 $11.225128	14,639.665 5,767.298 1,461.765

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1)(3) Subaccount inception date May 1, 2013	2015 2014 2013	$11.296085 $10.732499 $10.000000	$11.243720 $11.296085 $10.732499	12,807.200 5,553.633 2,156.303
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.566317 $11.179081 $10.000000	$11.513188 $11.566317 $11.179081	137,520.798 89,492.556 52,330.532
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.890107 $9.569654 $10.000000	$9.735457 $9.890107 $9.569654	87,723.434 32,949.609 5,569.473
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.581044 $11.810950 $10.000000	$13.197463 $12.581044 $11.810950	63,421.328 29,999.823 9,822.023
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.937215 $11.911959 $10.000000	$12.884838 $12.937215 $11.911959	56,946.575 43,576.593 17,099.440
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.012257 $11.088942 $10.000000	$11.870091 $12.012257 $11.088942	97,150.074 45,266.437 6,173.877
TA AB Dynamic Allocation - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$10.519547 $10.140718 $10.000000	$10.314323 $10.519547 $10.140718	9,903.208 14,852.396 9,430.201
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.205471 $10.004232 $10.000000	$9.616416 $10.205471 $10.004232	29,729.935 16,132.074 84,301.392
TA Aegon Government Money Market - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.745501 $9.897251 $10.000000	$9.596085 $9.745501 $9.897251	267,977.491 177,829.583 57,870.277
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	54,507.681 21,000.087 4,015.540
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999575	$9.520377	13,296.823
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.784634 $11.599780 $10.000000	$12.105616 $12.784634 $11.599780	50,522.740 9,753.405 1,392.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.695234 $10.685410 $10.000000	$10.401473 $10.695234 $10.685410	76,694.189 43,812.597 5,265.608
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(5) Subaccount inception date November 10, 2014	2015 2014	$9.907237 $9.998726	$9.420789 $9.907237	22,238.265 3,635.599
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(6) Subaccount inception date November 10, 2014	2015 2014	$9.867326 $9.998726	$9.224296 $9.867326	21,892.041 808.923
25

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.923812 $10.559125 $10.000000	$10.742386 $10.923812 $10.559125	145,456.744 109,425.734 30,702.750
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.235148 $9.175268 $10.000000	$9.989838 $10.235148 $9.175268	20,495.349 16,043.348 2,015.854
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.640283 $10.963675 $10.000000	$11.475244 $11.640283 $10.963675	92,080.294 120,296.791 19,062.820
TA Janus Mid-Cap Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.086135 $12.307103 $10.000000	$11.273923 $12.086135 $12.307103	5,627.325 3,678.608 329.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.990632 $10.289523 $10.000000	$10.596853 $10.990632 $10.289523	218,299.567 149,717.012 27,869.605
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.410590 $10.712700 $10.000000	$10.903712 $11.410590 $10.712700	76,613.626 100,166.539 39,877.094
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.005249 $10.570162 $10.000000	$10.756387 $11.005249 $10.570162	0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.452398 $10.133732 $10.000000	$10.214766 $10.452398 $10.133732	5,556.165 13,631.906 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.640187 $10.213076 $10.000000	$10.491752 $10.640187 $10.213076	23,930.488 20,313.570 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.782050 $10.474011 $10.000000	$10.428317 $10.782050 $10.474011	949,981.197 756,398.166 324,141.525
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.595495 $10.225070 $10.000000	$10.360784 $10.595495 $10.225070	205,998.456 161,988.229 37,130.072
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$11.215008 $10.955190 $10.000000	$10.654401 $11.215008 $10.955190	584,338.294 355,693.450 110,614.547
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.336362 $11.098302 $10.000000	$10.152656 $10.336362 $11.098302	23,280.131 6,939.289 903.481
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.354805 $10.215014 $10.000000	$9.623585 $10.354805 $10.215014	11,223.868 5,964.134 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.078331 $10.434264 $10.000000	$10.630220 $11.078331 $10.434264	146,988.935 116,215.786 41,882.250
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.879444 $10.162845 $10.000000	$10.489611 $10.879444 $10.162845	75,831.021 43,398.269 13,289.079
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.303506 $10.790157 $10.000000	$10.744969 $11.303506 $10.790157	65,287.162 64,301.331 12,497.564
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.748372 $9.488936 $10.000000	$9.648092 $9.748372 $9.488936	334,930.695 78,988.610 40,575.761
26

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$9.047631 $8.888722 $10.000000	$8.653038 $9.047631 $8.888722	30,022.819 29,546.822 3,909.024
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.374400 $10.169739 $10.000000	$9.973675 $10.374400 $10.169739	187,854.028 113,636.988 21,828.140
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.631028 $10.420282 $10.000000	$10.019770 $10.631028 $10.420282	203,350.620 448,470.986 260,344.268
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.939516 $10.763305 $10.000000	$10.067354 $10.939516 $10.763305	120,935.491 181,838.536 109,908.889
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.455383 $12.862470 $10.000000	$13.533883 $13.455383 $12.862470	34,626.149 4,739.599 2,044.119
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.468245 $11.236370 $10.000000	$10.414353 $10.468245 $11.236370	4,396.490 4,225.344 417.455
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	38,774.667 32,982.190 23,950.748
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	557,101.706 467,645.277 124,246.861
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	336,145.838 273,898.421 68,273.201
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	368,223.744 199,745.633 61,268.689
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	646,618.326 456,920.276 130,249.623
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	191,456.929 147,271.196 25,153.215
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	336,477.596 149,814.109 87,419.820
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	307,625.670 294,977.180 195,118.293
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	333,425.732 479,584.358 398,611.180
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	351,939.959 416,100.039 152,068.066
27

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	323,564.669 45,378.206 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	103,968.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	173,919.348 100,807.294 34,318.997
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	641,333.221 414,574.278 152,124.030
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	158,136.200 4,250.019
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192601 $9.862946	392,075.205 17,663.371
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	1,644,846.465 1,484,483.311 622,413.183
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	180,201.055 131,337.396 41,240.898
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	1,336,940.830 730,541.910 283,387.831
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	71,423.580 50,751.746 25,495.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	1,734,729.547 1,171,194.793 505,160.442
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	1,725,348.621 1,048,124.518 464,201.951
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.950353 $10.549000 $10.000000	$10.670716 $10.950353 $10.549000	323,710.617 226,174.990 67,871.566
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.400233 $10.113422 $10.000000	$10.133373 $10.400233 $10.113422	34,412.649 73,783.399 31,741.589
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.587100 $10.192617 $10.000000	$10.408165 $10.587100 $10.192617	187,813.418 120,706.051 50,224.027
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	6,100,894.487 4,951,402.067 1,811,998.711
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	595,022.369 456,655.384 140,874.387
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	4,107,576.222 3,985,463.190 1,629,355.721
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	225,639.976 133,864.494 55,617.989
28

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	1,104,503.163 1,111,493.247 447,863.188
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	216,520.881 197,003.768 63,851.665
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	939,184.275 361,640.186 126,163.176
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	855,911.939 695,135.185 406,244.058
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	300,321.392 262,887.081 94,596.042
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	270,923.798 220,958.529 145,292.804
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	1,928,301.761 1,810,558.628 969,298.909
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	1,471,942.755 1,624,608.196 556,119.893
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	244,212.580 209,993.651 76,374.754
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	71,351.315 56,231.083 10,364.029

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	205,920.314 152,756.274 56,486.277
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	1,177,244.433 833,877.928 232,056.438
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.873617 $9.563258 $10.000000	$9.709513 $9.873617 $9.563258	1,003,603.495 742,820.206 262,512.916
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	1,311,182.798 932,625.503 269,293.365
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	1,437,930.245 1,147,723.314 401,760.499
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	820,924.406 374,891.990 96,971.498
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.502019 $10.133949 $10.000000	$10.286837 $10.502019 $10.133949	969,398.301 894,990.652 356,124.159
29

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.188441 $9.997538 $10.000000	$9.590778 $10.188441 $9.997538	1,784,931.787 1,401,951.811 1,842,017.360
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	2,191,978.940 1,419,900.456 1,727,691.484
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	591,510.272 743,361.179 646,518.867
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	3,992,056.770 593,754.936 3,482.845
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999548	$9.513983	1,158,801.050
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	452,357.793 350,201.422 50,867.318
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	2,697,990.690 1,318,519.902 481,118.236
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905770 $9.998644	$9.409973 $9.905770	1,515,166.021 143,988.176
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865865 $9.998644	$9.213709 $9.865865	2,070,215.602 150,215.427
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.905604 $10.552069 $10.000000	$10.713764 $10.905604 $10.552069	6,004,912.069 5,302,758.711 2,452,159.553
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	269,804.906 166,490.280 63,241.310
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.620870 $10.956358 $10.000000	$11.444644 $11.620870 $10.956358	5,133,260.436 2,390,178.719 846,771.666
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	185,124.496 138,837.629 45,252.660
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.972312 $10.282648 $10.000000	$10.568615 $10.972312 $10.282648	8,321,901.530 5,825,954.981 2,264,209.023
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.391564 $10.705543 $10.000000	$10.874653 $11.391564 $10.705543	5,231,756.843 3,046,400.074 1,324,765.634
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.986903 $10.563097 $10.000000	$10.727727 $10.986903 $10.563097	73,273.147 15,282.843 5,375.505
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.434949 $10.126950 $10.000000	$10.187525 $10.434949 $10.126950	370,552.198 403,110.529 339,061.965
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.622456 $10.206250 $10.000000	$10.463792 $10.622456 $10.206250	173,170.420 72,741.994 55,054.778
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	43,849,362.943 32,717,032.490 11,386,700.818
30

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	3,709,480.082 3,164,750.174 1,391,501.380
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	18,189,318.936 15,685,951.390 5,548,339.779
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	475,026.981 321,593.619 86,255.852
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.059856 $10.427283 $10.000000	$10.601876 $11.059856 $10.427283	4,567,234.345 4,038,621.568 1,521,956.282
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.861299 $10.156054 $10.000000	$10.461648 $10.861299 $10.156054	1,731,743.267 742,912.559 211,353.453
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.284678 $10.782951 $10.000000	$10.716348 $11.284678 $10.782951	2,662,730.420 1,600,587.241 605,375.864
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.732134 $9.482602 $10.000000	$9.622392 $9.732134 $9.482602	2,698,951.372 2,321,109.993 1,181,039.994
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.032552 $8.882785 $10.000000	$8.629981 $9.032552 $8.882785	1,789,457.242 1,905,725.931 265,309.758
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.357094 $10.162935 $10.000000	$9.947079 $10.357094 $10.162935	2,185,824.034 1,541,826.177 822,960.680
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.613321 $10.413329 $10.000000	$9.993076 $10.613321 $10.413329	8,448,771.881 8,256,449.224 3,955,128.014
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.921279 $10.756115 $10.000000	$10.040519 $10.921279 $10.756115	4,941,948.601 4,035,152.360 1,571,002.368
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	897,268.173 635,617.289 162,884.426
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	116,947.050 83,460.367 26,244.915

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	35,106.933 9,290.371 3,341.657
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	129,429.028 95,272.296 40,691.480
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	404,826.804 267,638.874 48,244.062
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	102,363.806 59,543.877 28,219.573
31

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	180,983.619 140,755.081 79,993.089
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	106,706.324 126,709.755 98,079.100
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	316,221.857 233,040.756 105,114.053
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	149,640.900 99,577.778 454,433.033
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	707,102.360 484,704.900 384,089.323
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	267,110.460 229,240.493 118,019.127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	312,767.949
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	102,379.804 24,158.172 3,449.318
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	271,892.069 107,725.203 83,325.946
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	550,476.747 26,175.188
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	682,135.407 27,999.912
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	2,567,035.293 2,300,269.186 968,809.271
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	40,772.499 28,645.858 15,048.486
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	1,739,313.614 922,108.414 278,846.205
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	23,615.654 16,288.672 3,643.075
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	3,721,268.972 2,858,440.096 1,039,380.138
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	1,704,301.320 932,814.082 287,278.458
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.014442 $10.573701 $10.000000	$10.770763 $11.014442 $10.573701	33,888.090 17,315.781 15,046.200
32

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.461104 $10.137114 $10.000000	$10.228392 $10.461104 $10.137114	295,428.558 126,956.944 1,566.040
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.649061 $10.216487 $10.000000	$10.505758 $10.649061 $10.216487	165,198.237 11,510.579 8,474.244
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	15,477,858.340 12,187,086.849 4,153,049.354
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,360,515.031 1,051,554.155 472,504.182
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,503,400.105 6,394,792.700 2,385,027.830
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	74,501.988 22,115.469 6,050.885
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	13,126.121 10,589.140 911.781
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	2,102,701.415 1,940,470.405 663,747.387
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	618,552.961 338,3796.125 154,285.485
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	843,911.685 519,383.356 187,171.655
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	867,471.453 638,582.276 256,632.708
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	650,343.983 657,388.039 83,161.041
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	910,953.463 756,495.092 288,617.052
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	3,801,333.872 3,743,686.079 1,640,171.897
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	2,027,413.251 1,738,537.855 757,546.998
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	74,762.460 33,870.139 17,070.291
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	48,969.630 1,634.284 0.000
33

X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	9,840.782 9,000.968 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	136,584.843 124,625.235 75,409.507
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.840701 $9.550465 $10.000000	$9.657794 $9.840701 $9.550465	193,074.605 72,895.435 27,207.388
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	117,311.767 73,729.957 7,390.560
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	78,410.554 47,941.594 4,060.769
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	26,660.378 18,827.809 8,454.234
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.467068 $10.120413 $10.000000	$10.232148 $10.467068 $10.120413	205,005.248 133,988.797 61,980.123
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.154538 $9.984180 $10.000000	$9.539785 $10.154538 $9.984180	75,318.584 57,029.035 17,471.857
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	277,759.711 396,217.631 90,198.082
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	89,228.355 95,314.411 210,089.217
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	110,429.233 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	57,566.766
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	65,792.181 25,568.190 2,148.970
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	118,330.320 55,897.666 7,586.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.902841 $9.998480	$9.388423 $9.902841	152,554.505 7,071.562
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.862946 $9.998480	$9.192601 $9.862946	177,327.067 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.869310 $10.537980 $10.000000	$10.656801 $10.869310 $10.537980	742,044.014 646,604.816 214,649.401
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	67,593.245 55,759.507 11,426.843
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.582224 $10.941727 $10.000000	$11.383838 $11.582224 $10.941727	472,225.046 305,553.448 151,816.419
34

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	23,234.471 10,292.833 1,753.473
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.935810 $10.268922 $10.000000	$10.512445 $10.935810 $10.268922	624,828.066 426,931.812 153,557.869
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.353665 $10.691252 $10.000000	$10.816840 $11.353665 $10.691252	618,824.904 375,317.508 152,318.000
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.950353 $10.549000 $10.000000	$10.670716 $10.950353 $10.549000	0.000 0.000 0.000
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.400233 $10.113422 $10.000000	$10.133373 $10.400233 $10.113422	0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.587100 $10.192617 $10.000000	$10.408165 $10.587100 $10.192617	0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	1,933,811.807 1,381,841.447 493,178.589
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	434,904.196 341,982.745 149,500.111
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	1,282,251.974 1,124,097.518 526,666.776
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	96,008.022 71,917.815 22,044.900
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.023068 $10.413369 $10.000000	$10.545529 $11.023068 $10.413369	312,284.902 277,947.180 85,136.975
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.825170 $10.142494 $10.000000	$10.406055 $10.825170 $10.142494	158,176.841 77,364.845 28,996.096
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.247124 $10.768556 $10.000000	$10.659382 $11.247124 $10.768556	355,011.373 184,636.573 81,578.800
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.699736 $9.469916 $10.000000	$9.571222 $9.699736 $9.469916	256,226.179 189,805.930 101,190.096
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.002487 $8.870906 $10.000000	$8.584091 $9.002487 $8.870906	107,995.743 86,578.965 112,955.236
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.322630 $10.149364 $10.000000	$9.894194 $10.322630 $10.149364	163,020.741 121,293.408 68,183.031
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577994 $10.399412 $10.000000	$9.939946 $10.577994 $10.399412	980,712.262 830,633.242 261,775.976
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.884932 $10.741760 $10.000000	$9.987134 $10.884932 $10.741760	644,693.354 438,730.559 181,462.867
35

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	87,568.387 56,661.441 8,070.959
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	8,997.585 5,841.191 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	108,369.734 81,020.802 58,159.861
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	129,465.970 84,420.926 28,670.208
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.873617 $9.563258 $10.000000	$9.709513 $9.873617 $9.563258	388,670.432 252,162.343 68,871.088
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	386,765.862 183,200.735 88,512.783
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	277,566.627 127,507.280 44,091.114
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	64,828.891 45,719.731 13,141.248
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.502019 $10.133949 $10.000000	$10.286837 $10.502019 $10.133949	233,123.024 167,350.714 57,388.340
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.188441 $9.997538 $10.000000	$9.590778 $10.188441 $9.997538	568,512.176 306,858.160 57,098.603
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	256,144.371 272,381.377 273,237.858
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	384,028.451 268,489.196 304,703.505
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	207,941.319 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 205	2015	$9.999548	$9.513983	137,851.607
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	106,385.902 70,215.684 29,345.321
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	303,497.161 231,604.940 152,276.630
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.905770 $9.998644	$9.409973 $9.905770	296,348.690 5,400.088
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.865865 $9.998644	$9.213709 $9.865865	554,464.514 19,932.913
36

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.905604 $10.552069 $10.000000	$10.713764 $10.905604 $10.552069	1,763,861.611 1,477,360.858 488,692.944
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	106,212.446 65,088.757 25,062.523
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.620870 $10.956358 $10.000000	$11.444644 $11.620870 $10.956358	1,443,213.560 944,584.503 318,714.850
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	102,490.632 51,016.607 20,575.953
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.972312 $10.282648 $10.000000	$10.568615 $10.972312 $10.282648	1,961,794.390 1,535,589.132 614,124.908
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.391564 $10.705543 $10.000000	$10.874653 $11.391564 $10.705543	1,582,241.487 724,160.365 234,641.630
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.986903 $10.563097 $10.000000	$10.727727 $10.986903 $10.563097	86,932.048 90,618.239 6,312.923
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.434949 $10.126950 $10.000000	$10.187525 $10.434949 $10.126950	32,145.296 35,176.949 37,697.261
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.622456 $10.206250 $10.000000	$10.463792 $10.622456 $10.206250	2,227.016 2,288.673 739.821
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	8,441,505.556 5,869,627.642 1,726,331.463
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	883,815.205 645,122.969 239,796.021
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	4,554,813.515 3,576,273.140 969,869.167
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	98,424.016 29,813.216 11,128.316
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.059856 $10.427283 $10.000000	$10.601876 $11.059856 $10.427283	1,162,994.110 1,054,847.027 239,689.913
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.861299 $10.156054 $10.000000	$10.461648 $10.861299 $10.156054	458,896.914 294,708.243 66,277.177
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.284678 $10.782951 $10.000000	$10.716348 $11.284678 $10.782951	905,646.690 541,351.900 190,934.766
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.732134 $9.482602 $10.000000	$9.622392 $9.732134 $9.482602	796,238.145 590,926.863 249,729.449
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.032552 $8.882785 $10.000000	$8.629981 $9.032552 $8.882785	263,752.077 207,600.222 107,795.568
37

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.357094 $10.162935 $10.000000	$9.947079 $10.357094 $10.162935	674,396.775 611,270.545 321,170.509
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.613321 $10.413329 $10.000000	$9.993076 $10.613321 $10.413329	3,239,400.920 3,119,129.748 1,389,809.315
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.921279 $10.756115 $10.000000	$10.040519 $10.921279 $10.756115	1,312,723.257 1,065,609.309 357,402.492
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	392,039.879 179,964.924 39,600.053
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	48,287.686 16,873.801 4,438.711

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	3,854.136 5,712.878 2,961.832
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	42,887.643 27,674.658 5,460.794
American Funds - Bond FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$9.898318 $9.572853 $10.000000	$9.748383 $9.898318 $9.572853	173,890.808 144,000.792 20,894.979
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	19,646.958 16,705.093 5,605.280
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	53,371.657 25,761.866 2,342.830
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	38,368.522 27,202.761 787.780
TA AB Dynamic Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.528328 $10.144110 $10.000000	$10.328089 $10.528328 $10.144110	150,120.668 77,646.183 43,283.804
TA Aegon High Yield Bond - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.213968 $10.007569 $10.000000	$9.629248 $10.213968 $10.007569	424,777.954 359,921.125 159,376.034
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	280,150.191 225,841.736 165,630.010
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	132,788.810 97,541.816 64,588.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	154,755.213
38

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	17,505.163 26,922.556 1,618.992
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	94,909.792 34,490.769 5,947.822
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.907970 $9.998767	$9.426201 $9.907970	204,704.722 208.956
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date November 10, 2014	2015 2014	$9.868054 $9.998767	$9.229595 $9.868054	255,817.826 8,648.691
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.932929 $10.562653 $10.000000	$10.756731 $10.932929 $10.562653	791,918.911 575,485.283 182,959.852
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	37,615.367 12,732.147 2,807.881
TA Janus Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.650000 $10.967341 $10.000000	$11.490564 $11.650000 $10.967341	549,245.018 293,151.516 136,034.029
TA Janus Mid-Cap Growth - Service Class(4) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	3,851.557 1,233.186 2,596.771
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.999811 $10.292971 $10.000000	$10.611010 $10.999811 $10.292971	873,993.923 533,914.082 262,180.810
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.420103 $10.716280 $10.000000	$10.918254 $11.420103 $10.716280	546,489.290 251,893.282 68,616.863
TA Madison Balanced Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.014442 $10.573701 $10.000000	$10.770763 $11.014442 $10.573701	6,958.713 7,440.003 1,093.083
TA Madison Conservative Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.461104 $10.137114 $10.000000	$10.228392 $10.461104 $10.137114	6,257.858 6,632.632 1,132.932
TA Madison Diversified Income - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.649061 $10.216487 $10.000000	$10.505758 $10.649061 $10.216487	6,777.079 7,261.637 1,048.874
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	2,328,082.359 1,646,991.494 405,855.260
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	539,455.465 428,411.367 298,286.411
TA Managed Risk - Growth ETF - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	1,570,746.346 1,260,467.572 386,346.006
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	19,272.819 14,411.718 902.411
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	97.291 85.504 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.087561 $10.437749 $10.000000	$10.644395 $11.087561 $10.437749	431,214.773 321,799.270 82,776.931
39

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.888512 $10.166237 $10.000000	$10.503608 $10.888512 $10.166237	336,818.586 106,443.342 28,507.539
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$11.312946 $10.793759 $10.000000	$10.759327 $11.312946 $10.793759	332,175.236 175,250.569 71,227.478
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756515 $9.492111 $10.000000	$9.660981 $9.756515 $9.492111	343,365.880 199,029.260 51,271.286
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.055195 $8.891705 $10.000000	$8.664600 $9.055195 $8.891705	187,472.048 74,383.514 19,115.452
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.383067 $10.173136 $10.000000	$9.987000 $10.383067 $10.173136	246,177.585 153,383.211 52,488.177
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639903 $10.423761 $10.000000	$10.033147 $10.639903 $10.423761	889,317.117 792,280.900 380,104.083
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$10.948638 $10.766901 $10.000000	$10.080796 $10.948638 $10.766901	540,104.273 416,605.109 132,560.522
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	24,179.915 17,924.395 11,818.614
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	29,318.727 1,195.579 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
40

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
41

PARTNERS VARIABLE ANNUITY SERIESSM
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information you should know before you purchase a Partners Variable Annuity SeriesSM variable annuity. The prospectus describes a contract between each owner and joint owner (“you”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows you to allocate your premium payments among the fixed account (if available) and the underlying fund portfolios.
This prospectus also refers to the following share classes: B-Share, C-Share, L-Share and X-Share. A share class will be selected on your application and identified in your policy.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (SAI) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
If you elect the X-Share, we will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA Voya Limited Maturity Bond	Transamerica Voya Limited Maturity Bond VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Voya Mid Cap Opportunities - Service Class	Transamerica Voya Mid Cap Opportunities VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	111
APPENDIX
Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders	113
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	117
v

INTRODUCTION
How to buy this variable annuity
√ Choose a share class(1)
	Qualified Policy(2,3) Minimum Initial Deposit	Non-Qualified Policy Minimum Initial Deposit(4)	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges
B-Share	$1,000	$5,000	7 years	1.15%
C-Share	$1,000	$5,000	none	1.55%
L-Share	$1,000	$5,000	4 years	1.50%
X-Share	$1,000	$5,000	9 years	1.50%
(1)	This table does not show underlying fund portfolio expenses, annual service charge and optional rider fees. Each share class has its own minimum policy value requirements. Not all share classes may be available through your financial intermediary.
(2)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(3)	Includes anticipated premium at time of application from transfers or rollovers as indicated on your application or electronic order form.
(4)	Includes anticipated premium at time of application from 1035 exchanges as indicated on your application or electronic order form.
√ Choose investment options
•	Subaccounts - Funds representing a range of investment strategies, objectives and asset classes.
•	Fixed Account - A fixed interest account (if available).
Subject to limitations, you may move your policy value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)*
Lifetime Withdrawal Benefits	Guaranteed Principal SolutionSM(1, 2) Retirement Income Max®(1) Retirement Income Choice® 1.6(1, 3)
Death Benefits	Return of Premium(1) Annual Step-Up(1) Additional Death Distribution(1) Additional Death Distribution +(1)
Liquidity Rider (only with B-Share Class)	Liquidity Rider
(1)	Investment or other restrictions may apply
(2)	Also includes an accumulation benefit.
(3)	Also includes an optional death benefit.
*	Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
1

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. We have included any applicable fees and expenses that differ based on share class. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
	B-Share	C-Share	L-Share	X-Share
Owner Transaction Expenses:
Front-End Sales Load On Purchase Payments	0%	0%	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered)
Number of Years Since Premium Payment Date
Year 1	8%	0%	8%	9%
Year 2	8%	0%	8%	8%
Year 3	7%	0%	7%	7%
Year 4	6%	0%	6%	6%
Year 5	5%	0%	0%	5%
Year 6	4%	0%	0%	4%
Year 7	3%	0%	0%	3%
Year 8	0%	0%	0%	2%
Year 9	0%	0%	0%	1%
Year 10+	0%	0%	0%	0%
Transfer Fee	$0-$10	$0-$10	$0-$10	$0-$10
Special Service Fee	$0-$50*	$0-$50*	$0-$50*	$0-$50*
* $0 - $25 for policies issued prior to May 1, 2015.
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Classes	B-Share	C-Share	L-Share	X-Share
Annual Service Charge	$0-$50	$0-$50	$0-$50	$0-$50
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Mortality and Expense Risk Fee	1.00%	1.40%	1.35%	1.35%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total Base Separate Account Annual Expenses	1.15%	1.55%	1.50%	1.50%
Optional Separate Account Expenses:
Return of Premium Death Benefit	0.15%	0.15%	0.15%	0.15%
Annual Step-Up Death Benefit	0.35%	0.35%	0.35%	0.35%
Fund Facilitation Fee	0.30%	0.30%	0.30%	0.30%
Liquidity Rider (only available with B-Share)	0.50%	—	—	—
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%	2.20%	2.15%	2.15%
2

Classes	B-Share	C-Share	L-Share	X-Share
Optional Death Benefit Riders:
Additional Death Distribution (annual charge based on policy value)	0.25%	0.25%	0.25%	0.25%
Additional Death Distribution + (annual charge based on policy value)	0.55%	0.55%	0.55%	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM (aka Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® (annual charge - % of Withdrawal Base)	2.00%	1.25%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
Retirement Income Choice® 1.6 (annual charge - % of Withdrawal Base) (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Death Benefit - (Single Life Option)	0.40%	0.40%
Death Benefit - (Joint Life Option)	0.35%	0.35%
Income EnhancementSM - (Single Life Option - Not available in NY)	0.30%	0.30%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.50%	0.50%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	2.86%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and
3

expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,477	$1,525	$ 800	$1,511	$1,602
3 Years	$2,898	$3,030	$2,385	$2,992	$2,994
5 Years	$4,226	$3,933	$3,953	$3,919	$4,372
10 Years	$7,536	$7,643	$7,800	$7,749	$7,754
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 757	$ 805	$ 800	$ 791	$ 792
3 Years	$2,268	$2,400	$2,385	$2,362	$2,364
5 Years	$3,776	$3,933	$3,953	$3,919	$3,922
10 Years	$7,536	$7,643	$7,800	$7,749	$7,754
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$1,467	$1,515	$ 790	$1,502	$1,592
3 Years	$2,869	$3,001	$2,356	$2,963	$2,965
5 Years	$4,178	$3,885	$3,905	$3,870	$4,324
10 Years	$7,438	$7,546	$7,704	$7,653	$7,658
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
	B-Share	B-Share w/Liquidity Rider	C-Share	L-Share	X-Share
1 Year	$ 747	$ 795	$ 790	$ 782	$ 782
3 Years	$2,239	$2,371	$2,356	$2,333	$2,335
5 Years	$3,728	$3,885	$3,905	$3,870	$3,874
10 Years	$7,438	$7,546	$7,704	$7,653	$7,658
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
4

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee:  The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment options. There is no fee for the first 12 transfers per policy year. For additional transfers, we may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
The maximum annual service charge is the lesser of $50 per policy or 2% of the policy value.
Criteria for Potential Waiver	Potential Waiver Amount**
$50,000 thru $249,999.99*	up to $35
$250,000 or more*	up to $50
Participation in e-delivery program***	up to $15
*	Based on Policy Value or sum of all premium payments less all withdrawals.
**	In no event will we waive in the aggregate more than the actual annual service charge for any policy year.
***	The e-delivery waiver may not be available in all states. We may discontinue offering the e-delivery waiver at any time.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:
Fund	Annualized Fee %
American Funds - Asset Allocation Fund - Class 2; American Funds - Growth Fund - Class 2; American Funds Growth-Income Fund - Class 2; American Funds International Fund - Class 2	0.30%
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B; GE Investments Total Return Fund - Class 2	0.20%
Voya Global Perspectives - Class S; Voya Large Cap Value - Class S; Voya Strategic Allocation Conservative - Class S; Voya Strategic Allocation Moderate - Class S	0.14%
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
5

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Fund Facilitation fee, and Liquidity Rider (for the B-Share only), but does not include any Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (if X-Share is elected, less any premium enhancement if the rider is added in the first policy year).
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (if the X-Share is elected, less any premium enhancement if the rider is added in the first policy year). For riders issued prior to May 1, 2014, fee information can be found in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table”.
Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers, and we have not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
6

THE ANNUITY
This prospectus describes information you should know before you purchase the Partners Variable Annuity SeriesSM.
An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means you are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The fixed account may, but is not guaranteed to always, be offered. If the fixed account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, you represent and warrant that you are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on your application or electronic order form) payment; and
•	the annuitant, owner, and any joint owner are age 89 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
7

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from 1035 exchanges as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to your policy on the day that you leave your premium payment with your financial intermediary. Your financial intermediary may take up to seven market days to assess whether buying this policy is suitable for you. Your financial intermediary may send us your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process your policy. We will not begin to process your policy during this period.
We will first begin our review only once we receive both your initial premium payment and your application (or an electronic order form). We will credit your initial premium payment to your policy within two market days after the market day that we receive your initial premium payment, your application (or order form) and once we determine that your policy information is both complete and in good order. This time period is in addition to the time your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five market days after the market day that we receive your initial premium payment and your application (or electronic order form), then we will notify you or your financial intermediary, if applicable, and explain why we can't process your policy. We will also return your initial premium payment at that time unless you consent to us holding the premium up to 30 days. We must receive your consent to hold prior to the market close on the fifth market day after receipt of the premium. If your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit your initial premium payment within two market days after your information is both complete and in good order.
Neither we nor your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to your policy. You will not earn interest on your initial premium payment during these review periods.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, you can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first policy year, additional premium payments each policy year cannot, in the aggregate, without our prior approval exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if you do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to your policy as of the market day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
8

Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each market day and ends at the close of trading on the next succeeding market day. A market day is each day that the New York Stock Exchange is open for business. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not market days.
Premium Enhancement (X-Share). If you elect the X-Share, an amount equal to the applicable premium enhancement percentage (as set forth below) of the premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7.0%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
The current premium enhancement percentages are not guaranteed and, as noted above, may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. We expect to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Once we have received all necessary regulatory approvals (but not before), we may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events: (1) exercise of the right to cancel option; (2) exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; (3) a death benefit is payable within one year from the time we apply the premium enhancement; or (4) annuitization within one year from the time we apply the premium enhancement. In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). Please note, we will begin recapturing as soon as we receive all necessary approvals and will not provide advance notice.
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax adviser before purchasing the X-Share as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
This policy offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
9

More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedgeability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see EXPENSES - Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the separate account and its investment options. We reserve the right to add new portfolios (or portfolio classes) or close existing portfolios (or portfolio classes). We also reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
10

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your policy, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
The fixed account may, but is not guaranteed to always, be available. If available, premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account when available will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into the money market subaccount or if a money market subaccount is unavailable to a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period are generally subject to an excess interest adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.
11

If you select the fixed account, when it is available, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because unless otherwise directed transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year may be limited to 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
12

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
13

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential
14

growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to 10% of your premium payments each policy year free of surrender charges. This amount is referred to as the surrender charge free amount and is determined at the time of surrender. (This amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of the surrender charge free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume you selected the B-Share and your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume you selected the B-Share and your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards your surrender charge free amount. This means that withdrawing earnings will reduce (possibly to zero) your surrender charge free amount (10% of premium payments) for that policy year.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
We may elect to reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
15

Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
We reserve the right to increase the annual service charge up to the maximum. A portion of the service charge may be waived, but is not guaranteed to always be waived. We reserve the right to vary the amount of any waiver and the circumstances in which any waiver or waivers apply.
16

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
17

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
GE INVESTMENTS FUNDS, INC.	0.45%
VOYA INVESTORS TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2015 we received $217,303,279.34 for Transamerica Life Insurance Company and $13,893,152.71 for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments
18

•  Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender you will receive your cash value. If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the surrender charge free amount each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy. See ADDITIONAL FEATURES, for more details.
Surrenders in excess of the surrender charge free amount may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
19

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	withdrawals of cumulative interest credited for that guaranteed period option;
•	Nursing Care and Terminal Condition Waiver surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	withdrawals to satisfy any minimum distribution requirements; and
•	systematic withdrawals, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
20

Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third policy anniversary. The latest annuity commencement date generally cannot be later than the last day of the month following the month in which the annuitant attains age 99 (earlier if required by state law).
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
Unless you specify otherwise, the owner will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed annuity payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 3% at all times, the amount of each variable
21

annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with us. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
22

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market subaccount after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are the owner but not the annuitant; and
•	you die prior to the annuity commencement date.
Please note: Distribution requirements apply upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
23

Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
24

•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid less any recaptured premium enhancement. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value to the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Annual Step-Up Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Annual Step-Up Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If you elected the Return of Premium Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
25

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
26

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
27

In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
28

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
29

Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
30

Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to
31

IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject
32

to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
33

Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from your policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the guaranteed period options at the time of the withdrawal may be subject to an excess interest adjustment. Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly systematic withdrawals must generally be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.
34

Keep in mind that withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider (only available with the B-Share) reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share for the first four years.
Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the separate account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account (if available) at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. The Additional Death Distribution is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
35

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. The Additional Death Distribution + is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
36

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. There is an additional charge for this rider which is a percentage of the policy value which, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Waiver
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
37

You may use this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st market day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
38

NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
Guaranteed Principal SolutionSM Rider
You may elect to purchase the optional Guaranteed Principal SolutionSM Rider (also known as Living Benefits Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Guaranteed Principal SolutionSM Rider is only available during the accumulation phase. The Guaranteed Principal SolutionSM Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. The Guaranteed Principal SolutionSM Rider is only available with the Return of Premium Death Benefit or the Annual Step-Up Death Benefit. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Guaranteed Principal SolutionSM Rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Guaranteed Principal SolutionSM Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Guaranteed Principal SolutionSM Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
39

•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Guaranteed Principal SolutionSM Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
40

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Guaranteed Principal SolutionSM Rider
If you elect the Guaranteed Principal SolutionSM Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
41

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
42

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Guaranteed Principal SolutionSM Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. There is an additional charge for this rider which is a percentage of the “principal back” total withdrawal base on each rider anniversary which is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than the same percentage of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Guaranteed Principal SolutionSM Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying
43

fund prospectus for the variable PAM investment option(s) carefully before you elect the Guaranteed Principal SolutionSM Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Guaranteed Principal SolutionSM Rider. You should not view the Guaranteed Principal SolutionSM Rider or PAM as a “market timing” tool or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Guaranteed Principal SolutionSM Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Guaranteed Principal SolutionSM Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become
44

more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each market day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one market day to the next. See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date we receive all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Guaranteed Principal SolutionSM Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Guaranteed Principal SolutionSM Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Guaranteed Principal SolutionSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
45

Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® - Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
46

withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
47

•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
48

Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next market day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
49

Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® - Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
50

Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
51

Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
52

withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then the rider terminates (as does the policy).
53

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2016 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
54

Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2016 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 333-185573 [333-185574 - NY]).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is
55

the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next market day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first market day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
56

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value  (if X-Share is elected, less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
57

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
58

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
59

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal
60

amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Arizona. Owners age 65 and above have a 30 day right to cancel. If canceled, the amount returned will include any fees and charges.
California. The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have the option to elect immediate investment in investment options of their choice, and receive policy value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the policy value is moved to the investment options of their choice, and they would receive return of premium if they cancel. The Nursing Care and Terminal Condition and the Unemployment Waivers are not available. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. Restrictions on ownership change and assignments are not permitted. The fixed account is not available.
Connecticut. During the right to cancel period, prior to delivery of the policy, the owner will receive return of premium. The Unemployment Waiver is not available. There is no excess interest adjustment upon annuitization. Premium enhancement recapture only allowed under right to cancel period. The Nursing Care and Terminal Condition Waiver is not available with X-Share. Service charge cannot be assessed at time of surrender. Transfer restrictions apply if more than one transfer is made in a 30 day period. The Income EnhancementSM is not available under the Retirement Income Choice® 1.6 rider. The Retirement Income Max® and Retirement Income Choice® 1.6 riders will not terminate for unapproved ownership changes and assignments, however, we have the right to reject certain ownership changes and assignments involving institutional investors, settlement companies or other similar organizations.
Florida. Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver is not available. Excess interest adjustment is not applied upon annuitization or death. The annuity commencement date is not allowed until after the first policy year. The Retirement Income Max® rider will terminate if the policy to which this rider is attached has an ownership change or the policy is assigned.
Montana. The Unemployment Waiver is not available. Premium enhancement recapture does not include unemployment. The death benefit must be paid within 60 days and any interest due after 30 days.
New York. Under the right to cancel provision the premium payment allocated to the fixed account, if any, plus the policy value in the separate account, if any, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Additional Death Distribution rider, Additional Death Distribution + rider and the Income EnhancementSM under the Retirement Income Choice® 1.6 rider, the Unemployment Waiver and telephone transactions are not available. There is no excess interest adjustment. Premium enhancement recapture is not available with death or annuitization. The death benefit payable during the accumulation phase is the greater of policy value or guaranteed minimum death benefit, if any. The policy value is used upon annuitization. The annuity commencement date cannot be earlier than the first policy anniversary. The Retirement Income Max® Rider issue requirements for the annuitant are 58 - 85 for Single Life or 65 - 85 for Joint Life. Guaranteed Principal SolutionSM,  Retirement Income Max® and Retirement Income Choice® 1.6 rider fees cannot be deducted from the fixed account if available. Restrictions on ownership change and assignments are not permitted.
North Dakota. Right to cancel period is 20 days.
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Guaranteed Principal SolutionSM rider fee cannot be deducted from the fixed account.
61

Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) We will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void. If you selected the X-Share, the amount of the premium enhancement may be recaptured.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
62

Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
63

Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
64

For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners, are available on our website
65

(https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses.
The assets of each separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchase your policy, you may allocate your premium payment to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.5% of premium payments (additional amounts may be paid as overrides to wholesalers).
66

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
67

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
68

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your payee).
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
fixed account—One or more investment options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred or amounts transferred when available.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees (including those imposed upon rider termination), premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
69

subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
70

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: We reserve the right to change investment choices made by purchasers of the Guaranteed Principal SolutionSM Rider, including changing the PAM investment option, as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA Aegon Government Money Market - Service Class(2)(3)	Transamerica Aegon Government Money Market VP – Service Class(2)(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class(4)	Transamerica American Funds Managed Risk VP - Service Class(4)	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
71

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica Asset Management Inc. & BlackRock Investment Inc.
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	Transamerica Asset Management Inc. & BlackRock Investment Inc.
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP	Transamerica Asset Management Inc. & BlackRock Investment Inc.
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Janus Mid-Cap Growth - Service Class(5)	Transamerica Janus Mid-Cap Growth VP – Service Class(5)	Janus Capital Management LLC(5)
Investment Objective: Capital appreciation.
TA Multi-Manager Alternative Strategies	Transamerica Multi-Manager Alternative Strategies VP	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
72

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA QS Investors Active Asset Allocation - Moderate - Service Class	TA QS Investors Active Asset Allocation - Moderate - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stock of primarily non-U.S. issuers.
TA Voya Limited Maturity Bond	Transamerica Voya Limited Maturity Bond VP - Service Class	Voya Investments, LLC
Investment Objective: High current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.
TA Voya Mid Cap Opportunities - Service Class	Transamerica Voya Mid Cap Opportunities VP - Service Class	Voya Investments, LLC
Investment Objective: Long-term capital appreciation.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
VOYA INVESTORS TRUST
Voya Global Perspectives - Class S	Voya Global Perspectives - Class S	Voya Investments, LLC
Investment Objective: Seeks total return.
Voya Large Cap Value - Class S	Voya Large Cap Value - Class S	Voya Investments, LLC
Investment Objective: Seeks long-term growth of capital and current income.
VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Voya Strategic Allocation Conservative - Class S	Voya Strategic Allocation Conservative - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Moderate - Class S	Voya Strategic Allocation Moderate - Class S	Voya Investments, LLC
Investment Objective: Seeks to provide total return (i.e., income and capital growth, both realized and unrealized).
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(4)	This investment option is not available with the Return of Premium death benefit or the Annual Step-Up death benefit.
(5)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
73

CLOSED INVESTMENT OPTIONS:
The following subaccounts were liquidated on December 23, 2015:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Voya Intermediate Bond - Service Class	Transamerica Voya Intermediate Bond VP - Service Class	Voya Investments, LLC
Investment Objective: Maximize total return through income and capital appreciation.
TA Voya Large Cap Growth - Service Class	Transamerica Voya Large Cap Growth VP - Service Class	Voya Investments, LLC
Investment Objective: Long-term capital growth.
74

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	12/23/15 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√	√
AB Growth and Income Portfolio – Class B	√	√
American Funds - Asset Allocation FundSM - Class 2	√	√
American Funds - Growth FundSM - Class 2	√	√
American Funds - Growth-Income FundSM - Class 2	√	√
American Funds - International FundSM - Class 2	√	√
Fidelity VIP Balanced Portfolio - Service Class 2	√	√
Fidelity VIP Contrafund® Portfolio – Service Class 2	√	√
Fidelity VIP Mid Cap Portfolio – Service Class 2	√	√
Fidelity VIP Value Strategies Portfolio – Service Class 2	√	√
GE Investments Total Return Fund - Class 3	√	√
TA Aegon Government Money Market - Service Class	√	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√	√				√
TA Asset Allocation - Conservative - Service Class	√	√			√			√
TA Asset Allocation - Moderate - Service Class	√	√			√		√
TA Asset Allocation - Moderate Growth - Service Class	√	√			√	√
TA Barrow Hanley Dividend Focused - Service Class	√	√
TA BlackRock Equity Smart Beta 100	√	√				√
TA BlackRock Global Allocation - Service Class	√	√				√
TA BlackRock Smart Beta 50	√	√
TA BlackRock Smart Beta 75	√	√
TA BlackRock Tactical Allocation - Service Class(1)	√	√					√
TA Clarion Global Real Estate Securities - Service Class	√	√
TA JPMorgan Enhanced Index - Service Class	√	√
TA JPMorgan Mid Cap Value - Service Class	√	√
TA Janus Mid-Cap Growth - Service Class	√	√
TA Jennison Growth - Service Class	√	√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√		√	√		√
TA MFS International Equity - Service Class	√	√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)	√	√				√
TA Morgan Stanley Capital Growth - Service Class	√	√
TA PIMCO Total Return - Service Class	√	√	√	√	√			√
75

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds			Before 11/10/14	11/10/14 and After	12/23/15 and After	A	B	C
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√		√	√		√
TA Systematic Small Mid Cap Value - Service Class	√	√
TA T. Rowe Price Small Cap - Service Class	√	√
TA Torray Concentrated Growth - Service Class	√	√
TA TS&W International Equity - Service Class	√	√
TA Voya Limited Maturity Bond(1)	√	√	√	√	√			√
TA Voya Mid Cap Opportunities - Service Class	√	√
TA WMC US Growth - Service Class	√	√
Voya Global Perspectives - Class S	√	√
Voya Large Cap Value - Class S	√	√
Voya Strategic Allocation Conservative - Class S	√	√
Voya Strategic Allocation Moderate - Class S	√	√
Fixed Account			√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
76

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.211641 $10.700276 $10.000000	$11.109585 $11.211641 $10.700276	0.000 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.813021 $11.960652 $10.000000	$12.738505 $12.813021 $11.960652	6,424.944 0.000 0.000	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.479805 $11.145519 $10.000000	$11.375752 $11.479805 $11.145519	5,663.634 11,907.910 0.000	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.486969 $11.775513 $10.000000	$13.039953 $12.486969 $11.775513	1,730.216 1,587.796 363.553	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.840468 $11.876212 $10.000000	$12.731033 $12.840468 $11.876212	4,029.143 1,202.372 220.186	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.662829 $11.208331 $10.000000	$9.948674 $10.662829 $11.208331	227.409 303.330 304.826	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.922483 $11.055665 $10.000000	$11.728514 $11.922483 $11.055665	0.000 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.024664 $11.900768 $10.000000	$12.819798 $13.024664 $11.900768	7,971.615 4,747.222 592.324	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.802693 $12.318322 $10.000000	$12.344767 $12.802693 $12.318322	4,022.973 4,025.953 436.161	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.210010 $11.694967 $10.000000	$11.586377 $12.210010 $11.694967	0.000 0.000 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.935350 $10.638836 $10.000000	$10.553741 $10.935350 $10.638836	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.672635 $9.867524 $10.000000	$9.481595 $9.672635 $9.867524	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	2,599.578 2,624.120 0.000	0.000 0.000 0.000
77

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999452	$9.491668	3,644.894	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$9.990853	$10.005840	0.000	0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.199679	$10.231557	42,229.651	0.000
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.528068	$10.576565	1,986.965	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.689079 $11.564972 $10.000000	$11.961213 $12.689079 $11.564972	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.615269 $10.653324 $10.000000	$10.277358 $10.615269 $10.653324	1,037.640 853.851 154.086	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.842138 $10.544197	$10.614233 $10.842138	22,426.368 13,741.737	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.158628 $9.147694 $10.000000	$9.870653 $10.158628 $9.147694	0.000 0.000 0.000	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.995798 $12.270186 $10.000000	$11.139420 $11.995798 $12.270186	819.530 0.000 0.000	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.472935 $12.519543 $10.000000	$14.673567 $13.472935 $12.519543	1,005.024 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.079512 $11.708139 $10.000000	$12.775071 $13.079512 $11.708139	0.000 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.072133 $11.597940 $10.000000	$12.436753 $13.072133 $11.597940	4,648.338 3,386.022 0.000	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.026198	$10.470428	11,306.601	1,239.049
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.701436 $10.442550 $10.000000	$10.303895 $10.701436 $10.442550	55,187.371 15,615.370 7,279.588	0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.516279 $10.194356 $10.000000	$10.237170 $10.516279 $10.194356	11,492.366 815.618 823.282	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.131179 $10.922306 $10.000000	$10.527299 $11.131179 $10.922306	13,691.621 8,488.078 3,027.932	22,230.640 22,601.082 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.259096 $11.065013 $10.000000	$10.031546 $10.259096 $11.065013	0.000 0.000 0.000	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.085816 $13.584149 $10.000000	$15.387895 $14.085816 $13.584149	6,609.861 2,054.257 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.727651	$9.532978	2,848.335	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.626553	$9.900223	34,628.474	0.000
78

B-Share —  (Continued)
		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.454065 $12.108297 $10.000000	$11.873751 $12.454065 $12.108297	5,106.327 3,424.076 0.000	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.354847 $12.823910 $10.000000	$13.372482 $13.354847 $12.823910	8,411.848 4,065.451 212.280	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.773695 $11.874312 $10.000000	$12.290874 $12.773695 $11.874312	0.000 0.000 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.389993 $11.202665 $10.000000	$10.290106 $10.389993 $11.202665	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.687545 $9.857316 $10.000000	$9.523557 $9.687545 $9.857316	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.405270 $11.663161 $10.000000	$12.167516 $12.405270 $11.663161	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.944696 $11.915368 $10.000000	$13.527175 $12.944696 $11.915368	3,493.100 3,536.420 450.670	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025822	$9.150042	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094652	$9.226752	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024724	$9.551545	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052041	$9.452287	0.000	0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.371714 $10.761224 $10.000000	$11.364376 $11.371714 $10.761224	64,263.104 37,128.764 14,995.732	0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.995901 $12.028720 $10.000000	$13.030577 $12.995901 $12.028720	123,470.356 92,791.945 35,314.073	27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.643706 $11.208984 $10.000000	$11.636649 $11.643706 $11.208984	368,263.063 293,609.932 138,211.893	7,769.297 4.304 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.665223 $11.842546 $10.000000	$13.338973 $12.665223 $11.842546	294,898.100 186,803.477 71,129.439	14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$13.023761 $11.943820 $10.000000	$13.022990 $13.023761 $11.943820	357,581.284 170,921.732 52,765.149	20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.815068 $11.272124 $10.000000	$10.176872 $10.815068 $11.272124	163,772.248 114,327.791 16,463.971	10,557.027 10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.092692 $11.118629 $10.000000	$11.997477 $12.092692 $11.118629	211,502.968 101,808.240 18,532.916	24,303.503 5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.210576 $11.968514 $10.000000	$13.113758 $13.210576 $11.968514	426,751.229 311,539.859 100,871.307	41,522.119 28,934.053 12,693.008
79

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.985456 $12.388426 $10.000000	$12.627883 $12.985456 $12.388426	163,561.017 105,849.851 32,322.823	25,288.670 9,551.853 4,479.211
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.384321 $11.761540 $10.000000	$11.852103 $12.384321 $11.761540	112,986.456 71,885.942 35,644.269	11,039.005 4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.091476 $10.699427 $10.000000	$10.795776 $11.091476 $10.699427	28,308.074 9,930.760 6,653.874	2,379.108 778.524 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.810770 $9.923751 $10.000000	$9.699074 $9.810770 $9.923751	2,010,638.975 1,443,548.814 899,801.995	1,727,056.057 2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	697,521.847 609,174.753 520,275.110	120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999685	$9.545989	1,413,126.571	96,829.920
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.217888	$10.235360	2,984,921.195	177,112.121
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.431441	$10.466234	19,562,323.435	1,229,185.209
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.767281	$10.819148	7,018,551.500	477,975.276
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.870208 $11.630812 $10.000000	$12.235510 $12.870208 $11.630812	61,960.156 25,626.680 7,256.513	22,459.264 15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.766844 $10.714003 $10.000000	$10.513098 $10.766844 $10.714003	810,460.597 108,638.151 32,497.068	61,131.146 19,450.547 13,264.757
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.996952 $10.633686	$10.857672 $10.996952	6,200,833.238 4,320,865.703	640,436.437 431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.303687 $9.199845 $10.000000	$10.097049 $10.303687 $9.199845	89,543.938 41,164.836 12,860.930	22,376.797 21,172.153 2,560.342
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.167048 $12.340009 $10.000000	$11.394925 $12.167048 $12.340009	98,052.610 64,211.374 28,463.664	9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.665247 $12.590808 $10.000000	$15.010012 $13.665247 $12.590808	140,885.905 81,827.659 51,653.070	7,744.916 3,126.294 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.266196 $11.774789 $10.000000	$13.067996 $13.266196 $11.774789	70,126.307 40,675.593 20,179.528	2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.258726 $11.663974 $10.000000	$12.721939 $13.258726 $11.663974	88,619.657 60,493.765 31,965.230	14,411.224 6,344.237 6,129.223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May1, 2015	2015	$11.215179	$10.710585	11,210,930.239	757,872.315
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.854242 $10.502044 $10.000000	$10.540233 $10.854242 $10.502044	42,570,168.409 29,511,848.402 8,825,054.935	2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.666439 $10.252434 $10.000000	$10.471975 $10.666439 $10.252434	3,706,354.630 2,724,971.946 875,220.175	379,923.921 181,285.657 29,954.334
80

B-Share —  (Continued)
		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.290100 $10.984499 $10.000000	$10.768739 $11.290100 $10.984499	14,979,142.999 10,727,843.524 3,424,842.904	3,221,577.455 1,422,137.997 312,077.531
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.405556 $11.127981 $10.000000	$10.261621 $10.405556 $11.127981	140,136.619 66,623.112 22,301.612	11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.286806 $13.661415 $10.000000	$15.740648 $14.286806 $13.661415	52,384.127 37,151.629 17,726.290	5,912.973 3,776.684 1,728.342
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.402812 $10.221398 $10.000000	$9.706968 $10.402812 $10.221398	32,355.653 11,466.650 2,592.569	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.894404	$9.751636	2,789,151.344	219,903.010
TA QS Investors Active Asset Allocation - Moderate - Service Class 11) Subaccount inception date May 1, 2015	2015	$10.808679	$10.127307	10,469,253.134	688,579.617
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.631853 $12.177203 $10.000000	$12.146057 $12.631853 $12.177203	76,068.916 54,971.042 18,193.980	8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.545434 $12.896853 $10.000000	$13.679092 $13.545434 $12.896853	152,938.437 89,796.826 36,367.237	16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.956027 $11.941909 $10.000000	$12.572718 $12.956027 $11.941909	29,094.605 18,934.105 5,936.209	4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.538329 $11.266414 $10.000000	$10.526120 $10.538329 $11.266414	84,451.892 68,345.199 20,897.827	9,422.672 7,872.892 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.825883 $9.913487 $10.000000	$9.741968 $9.825883 $9.913487	28,604.657 24,410.049 14,372.866	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.582371 $11.729559 $10.000000	$12.446568 $12.582371 $11.729559	1,682.511 1,430.030 1,576.887	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.129488 $11.983201 $10.000000	$13.837347 $13.129488 $11.983201	37,981.151 21,928.432 2,268.861	5,988.011 2,404.406 704.213
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.026055	$9.202452	1,633.030	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094885	$9.279593	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024957	$9.606231	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052274	$9.506409	0.000	0.000
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.230363 $10.707426 $10.000000	$11.139271 $11.230363 $10.707426	64.277 811.084 0.000	0.000 0.000 0.000
81

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.834412 $11.968644 $10.000000	$12.772544 $12.834412 $11.968644	13,887.680 14,624.499 2,369.962	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.498985 $11.152965 $10.000000	$11.406154 $11.498985 $11.152965	13,110.016 8,375.065 1,466.780	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.507820 $11.783374 $10.000000	$13.074793 $12.507820 $11.783374	22,991.594 12,226.155 4,230.107	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.861910 $11.884149 $10.000000	$12.765060 $12.861910 $11.884149	54,230.459 11,316.328 4,909.629	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.680630 $11.215808 $10.000000	$9.975250 $10.680630 $11.215808	56,199.076 51,256.929 1,229.873	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.942380 $11.063047 $10.000000	$11.759851 $11.942380 $11.063047	36,914.394 14,364.577 1,997.869	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.046409 $11.908722 $10.000000	$12.854041 $13.046409 $11.908722	20,848.664 14,462.604 1,992.978	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.824063 $12.326543 $10.000000	$12.377761 $12.824063 $12.326543	3,557.511 5,679.638 2,736.118	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.230390 $11.702776 $10.000000	$11.617339 $12.230390 $11.702776	16,984.649 9,025.567 886.819	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.953594 $10.645948 $10.000000	$10.581922 $10.953594 $10.645948	2,958.721 4,220.287 550.217	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.688788 $9.874119 $10.000000	$9.506929 $9.688788 $9.874119	144,783.598 15,380.422 5,573.634	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	9,279.552 6,050.282 2,022.228	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	21,495.267 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999480	$9.498051	4,255.608	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.017316	$10.032590	17,918.589	0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	205	$10.226698	$10.258913	221,914.899	1,727.549
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.555941	$10.604829	328,686.896	10,482.944
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.710268 $11.572700 $10.000000	$11.993179 $12.710268 $11.572700	77,072.382 60,730.462 2,624.079	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.633000 $10.660455 $10.000000	$10.304844 $10.633000 $10.660455	19,659.610 21,409.004 11,363.560	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2015 2014	$10.860255 $10.554697	$10.642594 $10.860255	60,781.056 43,907.891	9,076.293 9,284.186
82

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.175588 $9.153815 $10.000000	$9.897032 $10.175588 $9.153815	7,355.846 3,859.222 204.168	628.126 628.202 628.281
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.015839 $12.278394 $10.000000	$11.169203 $12.015839 $12.278394	10,483.945 9,494.094 3,585.144	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.495430 $12.527909 $10.000000	$14.712773 $13.495430 $12.527909	11,886.641 8,448.449 846.776	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.101339 $11.715964 $10.000000	$12.809199 $13.101339 $11.715964	2,150.606 7,601.914 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.093960 $11.605686 $10.000000	$12.469993 $13.093960 $11.605686	28,333.408 15,708.208 3,547.942	525.507 525.570 525.635
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.048276	$10.498420	115,317.084	0.000
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.719311 $10.449534 $10.000000	$10.331440 $10.719311 $10.449534	132,776.958 134,939.596 66,841.118	770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.533842 $10.201181 $10.000000	$10.264536 $10.533842 $10.201181	12,276.695 11,369.144 3,755.106	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.149760 $10.929605 $10.000000	$10.555422 $11.149760 $10.929605	154,862.404 322,858.268 282,854.970	1,621.142 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.276225 $11.072399 $10.000000	$10.058348 $10.276225 $11.072399	76,411.278 53,613.106 2,797.604	2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.109322 $13.593218 $10.000000	$15.429000 $14.109322 $13.593218	10,874.295 9,517.292 1,952.504	500.209 500.269 500.331
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.747132	$9.558465	185,477.046	1,201.207
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.647813	$9.926665	37,220.373	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.474849 $12.116373 $10.000000	$11.905464 $12.474849 $12.116373	5,021.213 8,091.209 2,146.864	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.377124 $12.832468 $10.000000	$13.408199 $13.377124 $12.832468	17,139.038 12,381.004 2,921.469	501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795018 $11.882254 $10.000000	$12.323705 $12.795018 $11.882254	2,116.624 871.220 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.407336 $11.210143 $10.000000	$10.317588 $10.407336 $11.210143	51,701.581 50,593.389 935.393	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.703733 $9.863906 $10.000000	$9.549013 $9.703733 $9.863906	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.425972 $11.670947 $10.000000	$12.200029 $12.425972 $11.670947	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.966311 $11.923333 $10.000000	$13.563320 $12.966311 $11.923333	44,400.705 48,163.289 0.000	0.000 0.000 0.000
83

C-Share —  (Continued)
		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025850	$9.156190	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094679	$9.232955	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024752	$9.557964	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052069	$9.458642	0.000	0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.296085 $10.732499 $10.000000	$11.243720 $11.296085 $10.732499	12,807.200 5,553.633 2,156.303	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.909499 $11.996639 $10.000000	$12.892265 $12.909499 $11.996639	14,252.584 7,935.036 4,707.190	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.566317 $11.179081 $10.000000	$11.513188 $11.566317 $11.179081	137,520.798 89,492.556 52,330.532	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.581044 $11.810950 $10.000000	$13.197463 $12.581044 $11.810950	63,421.328 29,999.823 9,822.023	294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.937215 $11.911959 $10.000000	$12.884838 $12.937215 $11.911959	56,946.575 43,576.593 17,099.440	289.454 291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.743192 $11.242065 $10.000000	$10.068886 $10.743192 $11.242065	51,991.508 17,623.802 6,137.813	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.012257 $11.088942 $10.000000	$11.870091 $12.012257 $11.088942	97,150.074 45,266.437 6,173.877	310.695 312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.122735 $11.936588 $10.000000	$12.974545 $13.122735 $11.936588	52,470.617 15,545.543 4,030.545	1,132.759 758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.899104 $12.355386 $10.000000	$12.493814 $12.899104 $12.355386	21,509.127 7,244.043 3,171.412	385.102 385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.301966 $11.730167 $10.000000	$11.726267 $12.301966 $11.730167	10,415.388 4,087.661 1,989.725	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.017704 $10.670871 $10.000000	$10.681140 $11.017704 $10.670871	2,414.591 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.745501 $9.897251 $10.000000	$9.596085 $9.745501 $9.897251	267,977.491 177,829.583 57,870.277	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	54,507.681 21,000.087 4,015.540	660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999575	$9.520377	13,296.823	0.000
84

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.110379	$10.126669	169,174.858	3,139.988
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.321689	$10.355097	457,959.874	4,088.988
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.653991	$10.704255	131,727.992	35,832.760
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.784634 $11.599780 $10.000000	$12.105616 $12.784634 $11.599780	50,522.740 9,753.405 1,392.000	777.331 777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.695234 $10.685410 $10.000000	$10.401473 $10.695234 $10.685410	76,694.189 43,812.597 5,265.608	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.923812 $10.591478	$10.742386 $10.923812	145,456.744 109,425.734	8,445.328 6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.235148 $9.175268 $10.000000	$9.989838 $10.235148 $9.175268	20,495.349 16,043.348 2,015.854	1,193.880 1,216.213 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.086135 $12.307103 $10.000000	$11.273923 $12.086135 $12.307103	5,627.325 3,678.608 329.927	178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.574386 $12.557212 $10.000000	$14.850690 $13.574386 $12.557212	5,671.512 552.452 0.000	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.177987 $11.743375 $10.000000	$12.929273 $13.177987 $11.743375	10,064.606 9,530.887 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.170557 $11.632849 $10.000000	$12.586881 $13.170557 $11.632849	23,323.909 7,403.883 156.987	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.125828	$10.596853	218,299.567	4,858.697
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.782050 $10.474011 $10.000000	$10.428317 $10.782050 $10.474011	949,981.197 756,398.166 324,141.525	14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.595495 $10.225070 $10.000000	$10.360784 $10.595495 $10.225070	205,998.456 161,988.229 37,130.072	3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.215008 $10.955190 $10.000000	$10.654401 $11.215008 $10.955190	584,338.294 355,693.450 110,614.547	799.486 149,063.309 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.336362 $11.098302 $10.000000	$10.152656 $10.336362 $11.098302	23,280.131 6,939.289 903.481	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.191846 $13.625003 $10.000000	$15.573594 $14.191846 $13.625003	5,984.069 393.752 0.000	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date	2015 2014 2013	$10.354805 $10.215014 $10.000000	$9.623585 $10.354805 $10.215014	11,223.868 5,964.134 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.815559	$9.648092	334,930.695	13,904.078
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.722560	$10.019770	203,350.620	958.015
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.547857 $12.144720 $10.000000	$12.017108 $12.547857 $12.144720	8,966.611 4,027.812 2,464.500	0.000 0.000 0.000
85

C-Share —  (Continued)
		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.455383 $12.862470 $10.000000	$13.533883 $13.455383 $12.862470	34,626.149 4,739.599 2,044.119	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.869880 $11.910049 $10.000000	$12.439251 $12.869880 $11.910049	378.394 193.601 198.556	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.468245 $11.236370 $10.000000	$10.414353 $10.468245 $11.236370	4,396.490 4,225.344 417.455	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.760528 $9.887009 $10.000000	$9.638543 $9.760528 $9.887009	749.255 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.498694 $11.698263 $10.000000	$12.314416 $12.498694 $11.698263	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.042186 $11.951240 $10.000000	$13.690475 $13.042186 $11.951240	18,278.127 813.825 814.652	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	10.025946	$9.177753	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094775	$9.254688	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024848	$9.580462	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052165	$9.480913	0.000	0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	38,774.667 32,982.190 23,950.748	4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	160,443.699 151,531.231 30,535.530	45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	557,101.706 467,645.277 124,246.861	9,451.664 5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	368,223.744 199,745.633 61,268.689	69,057.530 59,927.705 14,467.469
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	646,618.326 456,920.276 130,249.623	19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	280,693.682 169,039.393 32,094.277	79,056.314 75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	191,456.929 147,271.196 25,153.215	10,357.981 13,453.705 1,847.106
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	523,199.437 304,049.444 81,347.031	94,588.123 87,394.017 25,699.180
86

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	219,097.441 206,195.744 83,753.785	44,531.236 34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	178,766.989 123,245.933 49,713.463	13,016.198 8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	39,974.074 37,745.862 9,092.358	952.221 960.284 732.635
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	333,425.732 479,584.358 398,611.180	29,952.964 24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	351,939.959 416,100.039 152,068.066	12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	323,564.669 45,378.206 0.000	375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	103,968.948	43,301.801
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.030577	$10.045997	539,950.936	63,812.675
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.569889	$10.618972	2,978,798.721	395,239.177
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.240223	$10.272607	4,537,222.835	414,447.113
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	173,919.348 100,807.294 34,318.997	23,186.239 23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	641,333.221 414,574.278 152,124.030	161,307.416 173,629.067 27,743.504
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.869310 $10.559938	$10.656801 $10.869310	1,644,846.465 1,484,483.311	177,324.025 132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	180,201.055 131,337.396 41,240.898	89,396.367 88,911.436 16,648.378
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	71,423.580 50,751.746 25,495.762	34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	138,703.909 63,988.103 29,068.706	5,774.351 7,161.315 224.468
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	122,790.919 119,833.474 106,018.564	62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	273,711.033 191,132.350 64,552.937	66,706.739 69,780.272 10,257.532
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.059341	$10.512445	1,734,729.547	203,611.401
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	6,100,894.487 4,951,402.067 1,811,998.711	736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	595,022.369 456,655.384 140,874.387	73,851.263 50,359.526 20,431.164
87

L-Share —  (Continued)
		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	4,107,576.222 3,985,463.190 1,629,355.721	796,806.671 951,079.397 450,363.944
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	225,639.976 133,864.494 55,617.989	21,136.268 17,333.970 6,627.013
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	53,733.185 32,194.273 9,347.744	7,749.636 6,489.707 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.756885	$9.571222	855,911.939	150,519.160
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.658477	$9.939946	1,928,301.761	230,832.097
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	133,590.169 93,338.730 36,267.066	34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	244,212.580 209,993.651 76,374.754	57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	49,820.000 29,753.079 17,600.467	18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	71,351.315 56,231.083 10,364.029	24,793.661 27,907.096 10,715.341
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.711830 $9.867211 $10.000000	$9.561749 $9.711830 $9.867211	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.436351 $11.674848 $10.000000	$12.216319 $12.436351 $11.674848	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	108,445.891 71,042.619 35,679.078	17,288.377 18,539.715 8,665.049
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025863	$9.159266	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094693	$9.236054	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024765	$9.561181	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052083	$9.461824	0.000	0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	35,106.933 9,290.371 3,341.657	916.991 917.060 316.418
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	55,108.672 42,593.715 21,856.165	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	129,429.028 95,272.296 40,691.480	891.519 891.586 306,167
88

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	102,363.806 59,543.877 28,219.573	843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	180,983.619 140,755.081 79,993.089	1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	62,230.205 43,496.061 24,943.959	893.517 893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	106,706.324 126,709.755 98,079.100	1,332.808 43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	73,398.074 33,327.644 10,840.127	8,405.314 3,996.322 874.845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	79,593.785 58,450.028 35,108.203	6,303.126 2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	16,383.539 7,080.418 2,394.411	2,641.685 2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	3,420.804 2,728.542 14.971	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	707,102.360 484,704.900 384,089.323	69,487.436 177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	267,110.460 229,240.493 118,019.127	222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	312,767.949	29,954.489
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.123783	$10.140218	1,159,925.012	77,128.335
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.335349	$10.368927	7,996,618.555	390,159.713
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.668096	$10.718558	4,571,391.860	228,939.774
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	102,379.804 24,158.172 3,449.318	4,816.818 4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	271,892.069 107,725.203 83,325.946	9,834.841 5,868.073 4,642.464
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2015 2014	$10.932929 $10.596743	$10.756731 $10.932929	2,567,035.293 2,300,269.186	140,032.535 86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	40,772.499 28,645.858 15,048.486	13,181.159 3,004.891 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	23,615.654 16,288.672 3,643.075	1,273.012 1,181.460 2,596.771
89

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	18,106.338 10,443.257 6,832.618	4,493.731 3,834.095 3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	18,990.152 14,794.869 9,473.375	205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	48,363.104 13,718.975 8,222.901	549.767 41.054 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.136967	$10.611010	3,721,268.972	197,075.933
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	15,477.858.340 12,187,086.849 4,153,049.354	1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,360,515.031 1,051,554.155 472,504.182	53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,503,400.105 6,394,792.700 2,385,027.830	447,757.940 324,414.451 167,039.670
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	74,501.988 22,115.469 6,050.885	4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	40,030.272 11,736.698 4,582.366	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	13,126.121 10,589.140 911.781	349.435 342.550 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.825389	$9.660981	867,471.453	68,790.581
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.733291	$10.033147	3,801,333.872	163,912.016
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	50,676.286 22,176.975 13,338.672	1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	74,762.460 33,870.139 17,070.291	6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	35,446.170 532.878 557.189	663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	48,969.630 1,634.284 0.000	1,014.790 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.768667 $9.890320 $10.000000	$9.651400 $9.768667 $9.890320	73.541 29.485 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.509117 $11.702162 $10.000000	$12.330858 $12.509117 $11.702162	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	27,846.539 20,269.017 2,683.729	3,787.389 3,787.673 3,787.978
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025959	$9.180833	0.000	0.000
90

L-Share —  (Continued)
		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094789	$9.257796	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024861	$9.583679	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052178	$9.484091	0.000	0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	9,840.782 9,000.968 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	43,397.324 14,836.998 3,032.105	10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	136,584.843 124,625.235 75,409.507	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	117,311.767 73,729.957 7,390.560	1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	78,410.554 47,941.594 4,060.769	8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	60,278.897 48,336.863 3,967.271	6,070.271 17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	26,660.378 18,827.809 8,454.234	8,409.996 1,481.933 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	71,779.179 48,597.327 5,426.899	9,406.280 25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	40,626.973 22,654.386 5,679.391	10,152.838 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	19,247.083 19,252.996 4,447.118	0.000 6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	19,915.633 4,503.139 1,379.793	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	277,759.711 396,217.631 90,198.082	5,687.306 41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	89,228.355 95,314.411 210,089.217	93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764245 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	110,429.233 0.000 0.000	25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	57,566.766	0.000
91

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.030577	$10.045997	204,440.725	21,906.547
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.240224	$10.272607	1,241,819.585	196,587.091
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.569889	$10.618972	892,504.923	85,400.703
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	65,792.181 25,568.190 2,148.970	12,251.595 4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	118,330.320 55,897.666 7,586.979	15,368.222 19,367.446 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.869310 $10.559938	$10.656801 $10.869310	742,044.014 646,604.816	32,297.872 26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	67,593.245 55,759.507 11,426.843	1,275.456 1,275.957 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	23,234.471 10,292.833 1,753.473	7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	56,769.404 22,183.400 1,511.133	14,549.413 6,918.076 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	30,166.608 21,009.886 9,743.777	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	80,374.625 26,566.340 6,008.446	14,690.235 12,734.689 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.059341	$10.512445	624,828.066	15,246.698
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	1,933,811.807 1,381,841.447 493,178.589	218,155.709 137,249.126 11,578.948
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.524635 $10.204584 $10.000000	$10.278238 $10.524635 $10.204584	434,904.196 341,982.745 149,500.111	21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	1,282,251.974 1,124,097.518 526,666.776	393,437.249 474,131.875 309,942.162
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	96,008.022 71,917.815 22,044.900	14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	22,164.920 17,616.386 2,073.137	750.608 826.178 879.797
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.756885	$9.571222	256,226.179	54,207.755
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.658477	$9.939946	980,712.262	75,759.598
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	44,061.410 20,777.098 8,039.206	6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	87,568.387 56,661.441 8,070.959	10,526.726 6,878.443 0.000
92

X-Share —  (Continued)
		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	40,053.801 17,942.765 6,508.897	0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	8,997.585 5,841.191 0.000	552.408 548.753 514.886
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.711830 $9.867211 $10.000000	$9.561749 $9.711830 $9.867211	500.092 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.436351 $11.674848 $10.000000	$12.216319 $12.436351 $11.674848	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	59,368.306 40,316.323 3,649.583	13,615.598 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025863	$9.159266	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094693	$9.236054	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024765	$9.561181	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052083	$9.461824	0.000	0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	3,854.136 5,712.878 2,961.832	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	11,596.999 7,292.741 5,060.065	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	42,887.643 27,674.658 5,460.794	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	19,646.958 16,705.093 5,605.280	2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	53,371.657 25,761.866 2,342.830	6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	37,311.146 13,850.687 4,393.718	2,783.824 2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	38,368.522 27,202.761 787.780	1,432.564 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	70,207.323 40,929.381 2,648.529	1,298.145 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	27,524.821 17,024.895 6,157.133	1,297.454 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	7,672.671 2,322.768 329.048	2,731.268 0.000 0.000
93

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	8,158.155 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	280,150.191 225,841.736 165,630.010	14,445.096 47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	132,788.810 97,541.816 64,588.028	175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	154,755.213	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.123783	$10.140218	298,760.640	6,446.225
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.335349	$10.368927	1,750,782.475	28,690.952
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.668096	$10.718558	663,103.276	47,077.128
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	17,505.163 26,922.556 1,618.992	3,037.201 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	94,909.792 34,490.769 5,947.822	3,458.811 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.932929 $10.596743	$10.756731 $10.932929	791,918.911 575,485.283	30,150.214 38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	37,615.367 12,732.147 2,807.881	2,628.568 1,651.335 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	3,851.557 1,233.186 2,596.771	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	74,367.030 2,945.908 3,295.572	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	8,182.746 2,074.721 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	27,815.391 20,951.676 2,471.024	2,318.462 2,384.885 1,069.548
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.136967	$10.611010	873,993.923	69,468.896
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	2,328,082.359 1,646,991.494 405,855.260	167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	539,455.465 428,411.367 298,286.411	22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	1,570,746.346 1,260,467.572 386,346.006	151,303.992 92,786.203 28,550.047
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	19,272.819 14,411.718 902.411	2,289.919 0.000 0.000
94

X-Share —  (Continued)
		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	32,460.757 15,492.823 13,726.551	2,341.804 2,463.820 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	97.291 85.504 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.825389	$9.660981	343,365.880	13,091.647
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.733291	$10.033147	889,317.117	42,527.308
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	45,127.295 12,120.022 0.000	2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	24,179.915 17,924.395 11,818.614	2,158.403 2,306.665 981.351
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	1,076.790 2,080.534 2,317.261	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	29,318.727 1,195.579 0.000	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.768667 $9.890320 $10.000000	$9.651400 $9.768667 $9.890320	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.509117 $11.702162 $10.000000	$12.330858 $12.509117 $11.702162	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	10,689.182 4,947.493 0.000	1,306.023 1,361.806 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025959	$9.180833	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094789	$9.257796	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024861	$9.583679	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052178	$9.484091	0.000	0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective December 23, 2015, TA Asset Allocation – Conservative was added.
(5)	Effective December 23, 2015, TA Asset Allocation – Moderate was added.
(6)	Effective December 23, 2015, TA Asset Allocation – Moderate Growth was added.
(7)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(8)	Formerly known as TA Vanguard ETF - Balanced.
(9)	Formerly known as TA Vanguard ETF - Conservative.
(10)	Formerly known as TA Vanguard ETF – Growth.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
95

X-Share —  (Continued)
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
96

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment.
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
97

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
98

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, we will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
99

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
100

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
101

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
102

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
103

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select–if you invest in certain designated investment options.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary. . The growth percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
104

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Guaranteed Principal SolutionSM Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter.	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment options that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Single Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Joint Life): The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.
105

APPENDIX
GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
106

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
107

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
108

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
109

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
110

APPENDIX
PAM METHOD TRANSFERS
To make the Guaranteed Principal SolutionSM Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
111

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
112

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
113

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
114

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
115

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.
116

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
117

Transamerica Variable Annuity Series	Members® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Members® LandmarkSM Variable Annuity
Members® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	Members® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	Members® LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2016

(for Applications signed on or after May 1, 2016)

to the

Prospectus dated May 1, 2016

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2016 and June 30, 2016. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2016. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.75%
65-79	5.00%	4.75%
≥ 80	6.00%	5.75%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
PARTNERS VARIABLE ANNUITY SERIESSM
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Partners Variable Annuity SeriesSM variable annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the annuitant attains age 99 (earlier if required by state law).
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. The excess interest adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Guaranteed Principal SolutionSM Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred when available.
market day—A day when the New York Stock Exchange is open for business.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross surrenders (surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus or minus any excess interest adjustment plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
1

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B and Separate Account VA BNY, separate accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge” or a “contingent deferred sales load.”
surrender charge free amount—The amount that can be withdrawn each policy year without incurring any surrender charges and excess interest adjustment (if applicable). Please see “EXPENSES – Surrender Charges” for more explanation.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each market day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the market day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). The default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more beneficiaries to receive any unpaid, guaranteed amount at the death of the annuitant. Naming these beneficiaries cancels any prior choice of a beneficiary.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor annuity payment options, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the owner preventing such election.
4

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the cash value. If the new owner is not the deceased owner's spouse, the cash value must be distributed within five years after the date of the deceased owner's death, or be used to provide payments to a designated beneficiary within one year of such owner’s death that will be made for life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the owner may then designate a new beneficiary. The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when we receive the notice. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
5

risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given market day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
6

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 3% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $10 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding market day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The valuation period is the period from the close of the immediately preceding market day to the close of the current market day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
7

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
8

expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect any applicable premium enhancement.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% (depending on which share class you select) of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
9

We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each market day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
10

Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the separate account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
11

We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, and 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the Transamerica Life Insurance Company separate account were $1,246,222, $364,566,103 and $212,971,232. During fiscal year 2015, and 2014 and 2013 the amounts paid to TCI in connection with all policies sold through Transamerica Financial Life Insurance Company separate account were $8,714, $41,898,625 and $44,481.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
12

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B and Separate Account VA BNY, which are available for investment by Partners Variable Annuity SeriesSM policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
B-Share
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.211641 $10.700276 $10.000000	$11.109585 $11.211641 $10.700276	0.000 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.813021 $11.960652 $10.000000	$12.738505 $12.813021 $11.960652	6,424.944 0.000 0.000	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.479805 $11.145519 $10.000000	$11.375752 $11.479805 $11.145519	5,663.634 11,907.910 0.000	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.486969 $11.775513 $10.000000	$13.039953 $12.486969 $11.775513	1,730.216 1,587.796 363.553	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.840468 $11.876212 $10.000000	$12.731033 $12.840468 $11.876212	4,029.143 1,202.372 220.186	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.662829 $11.208331 $10.000000	$9.948674 $10.662829 $11.208331	227.409 303.330 304.826	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.922483 $11.055665 $10.000000	$11.728514 $11.922483 $11.055665	0.000 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.024664 $11.900768 $10.000000	$12.819798 $13.024664 $11.900768	7,971.615 4,747.222 592.324	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.802693 $12.318322 $10.000000	$12.344767 $12.802693 $12.318322	4,022.973 4,025.953 436.161	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.210010 $11.694967 $10.000000	$11.586377 $12.210010 $11.694967	0.000 0.000 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.935350 $10.638836 $10.000000	$10.553741 $10.935350 $10.638836	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.672635 $9.867524 $10.000000	$9.481595 $9.672635 $9.867524	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	2,599.578 2,624.120 0.000	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.739847 $9.515832 $10.000000	$9.530260 $9.739847 $9.515832	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999452	$9.491668	3,644.894	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$9.990853	$10.005840	0.000	0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.199679	$10.231557	42,229.651	0.000
14

B-Share —  (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.528068	$10.576565	1,986.965	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.689079 $11.564972 $10.000000	$11.961213 $12.689079 $11.564972	0.000 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.615269 $10.653324 $10.000000	$10.277358 $10.615269 $10.653324	1,037.640 853.851 154.086	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.842138 $10.544197	$10.614233 $10.842138	22,426.368 13,741.737	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.158628 $9.147694 $10.000000	$9.870653 $10.158628 $9.147694	0.000 0.000 0.000	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$11.995798 $12.270186 $10.000000	$11.139420 $11.995798 $12.270186	819.530 0.000 0.000	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.472935 $12.519543 $10.000000	$14.673567 $13.472935 $12.519543	1,005.024 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.079512 $11.708139 $10.000000	$12.775071 $13.079512 $11.708139	0.000 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.072133 $11.597940 $10.000000	$12.436753 $13.072133 $11.597940	4,648.338 3,386.022 0.000	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.026198	$10.470428	11,306.601	1,239.049
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.701436 $10.442550 $10.000000	$10.303895 $10.701436 $10.442550	55,187.371 15,615.370 7,279.588	0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.516279 $10.194356 $10.000000	$10.237170 $10.516279 $10.194356	11,492.366 815.618 823.282	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.131179 $10.922306 $10.000000	$10.527299 $11.131179 $10.922306	13,691.621 8,488.078 3,027.932	22,230.640 22,601.082 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.259096 $11.065013 $10.000000	$10.031546 $10.259096 $11.065013	0.000 0.000 0.000	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.085816 $13.584149 $10.000000	$15.387895 $14.085816 $13.584149	6,609.861 2,054.257 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.727651	$9.532978	2,848.335	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.626553	$9.900223	34,628.474	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.454065 $12.108297 $10.000000	$11.873751 $12.454065 $12.108297	5,106.327 3,424.076 0.000	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.354847 $12.823910 $10.000000	$13.372482 $13.354847 $12.823910	8,411.848 4,065.451 212.280	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.773695 $11.874312 $10.000000	$12.290874 $12.773695 $11.874312	0.000 0.000 0.000	0.000 0.000 0.000
15

B-Share —  (Continued)
		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.389993 $11.202665 $10.000000	$10.290106 $10.389993 $11.202665	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.687545 $9.857316 $10.000000	$9.523557 $9.687545 $9.857316	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.405270 $11.663161 $10.000000	$12.167516 $12.405270 $11.663161	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.944696 $11.915368 $10.000000	$13.527175 $12.944696 $11.915368	3,493.100 3,536.420 450.670	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025822	$9.150042	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094652	$9.226752	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024724	$9.551545	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052041	$9.452287	0.000	0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.249123 $10.714594 $10.000000	$11.169052 $11.249123 $10.714594	11.865.812 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.855778 $11.976631 $10.000000	$12.806556 $12.855778 $11.976631	14,301.697 13,827.395 4,331.447	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.518177 $11.160418 $10.000000	$11.436637 $11.518177 $11.160418	18,326.340 8,246.735 152.460	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.528705 $11.791250 $10.000000	$13.109731 $12.528705 $11.791250	8,338.113 3,063.480 1,912.517	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.883378 $11.892090 $10.000000	$12.799159 $12.883378 $11.892090	14,489.043 7,902.747 1,747.381	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.698457 $11.223302 $10.000000	$10.001902 $10.698457 $11.223302	2,143.227 251.122 277.677	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.962278 $11.070441 $10.000000	$11.791188 $11.962278 $11.070441	5,040.129 5,195.276 3,285.337	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.068125 $11.916668 $10.000000	$12.888285 $13.068125 $11.916668	39,128.183 35,539.665 14,363.322	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.845429 $12.334784 $10.000000	$12.410750 $12.845429 $12.334784	25,385.042 22,439.977 8,480.263	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.250759 $11.710594 $10.000000	$11.648287 $12.250759 $11.710594	1,065.774 1,526.481 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.971900 $10.653070 $10.000000	$10.610211 $10.971900 $10.653070	13,707.898 14,233.422 7,235.842	0.000 0.000 0.000
16

B-Share —  (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.704926 $9.880721 $10.000000	$9.532261 $9.704926 $9.880721	105,315.784 66,208.368 22,602.782	475.807 4,108.463 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.772362 $9.528560 $10.000000	$9.581167 $9.772362 $9.528560	0.000 741.059 8,076.449	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.772362 $9.528560 $10.000000	$9.581167 $9.772362 $9.528560	91,443.796 4,299.717 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999507	$9.504410	30,343.071	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.043756	$10.059318	14,091.467	0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.253686	$10.286238	180,089.955	20,836.062
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.553793	$10.633070	33,041.259	2,329.328
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.731430 $11.580431 $10.000000	$12.025132 $12.731430 $11.580431	13.959.375 16,273.241 4,967.437	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.650738 $10.667568 $10.000000	$10.332322 $10.650738 $10.667568	21,977.923 19,748.511 6,190.356	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.878337 $10.565178	$10.670950 $10.878337	66,115.899 63,651.198	2,318.264 3,711.516
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.192537 $9.159931 $10.000000	$9.923400 $10.192537 $9.159931	5,817.102 5,934.670 2,240.413	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.035845 $12.286579 $10.000000	$11.198952 $12.035845 $12.286579	3,214.219 10,976.445 255.153	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.517897 $12.536272 $10.000000	$14.751946 $13.517897 $12.536272	6,207.476 5,948.257 255.809	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.123160 $11.723788 $10.000000	$12.843324 $13.123160 $11.723788	3,197.173 2,734.505 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.115758 $11.613444 $10.000000	$12.503207 $13.115758 $11.613444	16,526.248 22,254.925 267.178	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.070340	$10.526393	44,724.436	11,934.129
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.737173 $10.456517 $10.000000	$10.358970 $10.737173 $10.456517	291,592.510 212,286.558 101,759.593	42,620.849 37,877.348 971.216
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.551390 $10.207988 $10.000000	$10.291886 $10.551390 $10.207988	19,609.577 25,014.437 12,570.890	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.168337 $10.936911 $10.000000	$10.583552 $11.168337 $10.936911	199,652.808 223,924.540 28,988.939	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.293337 $11.079791 $10.000000	$10.085141 $10.293337 $11.079791	1,969.992 2,526.244 275.543	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.132806 $13.602286 $10.000000	$15.470085 $14.132806 $13.602286	9,907.548 5,221.290 0.000	0.000 0.000 0.000
17

B-Share —  (Continued)
		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.766600	$9.583929	32,378.785	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.669088	$9.953142	86,818.791	3,170.811
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.495628 $12.124463 $10.000000	$11.937189 $12.495628 $12.124463	25,116.193 25,834.120 4,290.941	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.399397 $12.841030 $10.000000	$13.443913 $13.399397 $12.841030	36,261.354 24,127.651 1,763.015	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.816340 $11.890188 $10.000000	$12.356549 $12.816340 $11.890188	7,846.064 9,972.892 4,404.527	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.424676 $11.217635 $10.000000	$10.345101 $10.424676 $11.217635	11,244.849 11,223.599 4,320.053	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.719896 $9.870509 $10.000000	$9.574441 $9.719896 $9.870509	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.446668 $11.678746 $10.000000	$12.232532 $12.446668 $11.678746	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.987915 $11.931299 $10.000000	$13.599463 $12.987915 $11.931299	29,130.784 24,762.061 10,892.437	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025877	$9.162347	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094707	$9.239157	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024779	$9.564389	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052096	$9.464989	0.000	0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	0.000 0.000 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.887985 $11.988638 $10.000000	$12.857915 $12.887985 $11.988638	4,496.442 0.000 0.000	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	0.000 0.000 0.000	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	0.000 0.000 0.000	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	0.000 0.000 0.000	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.725270 $11.234562 $10.000000	$10.042032 $10.725270 $11.234562	0.000 0.000 0.000	0.000 0.000 0.000
18

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	6,238.808 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.100859 $11.928611 $10.000000	$12.939961 $13.100859 $11.928611	1,226.324 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.877596 $12.347138 $10.000000	$12.460505 $12.877596 $12.347138	0.000 0.000 0.000	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.281457 $11.722328 $10.000000	$11.695015 $12.281457 $11.722328	0.000 0.000 0.000	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.999388 $10.663753 $10.000000	$10.652772 $10.999388 $10.663753	0.000 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	7,077.575 24,530.619 7,372.349	0.000 0.000 994.287
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	3,660.049 2,958.844 4,381.706	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999548	$9.513983	692.673	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.083675	$10.099672	62,279.104	0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.294434	$10.327498	46,646.236	0.000
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.625854	$10.675723	50,785.622	4,822.549
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	2,972.553 0.000 0.000	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	2,596.283 0.000 0.000	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.905604 $10.580949	$10.713764 $10.905604	24,276.468 15,536.405	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	0.000 0.000 0.000	0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	0.000 0.000 0.000	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.551757 $12.548831 $10.000000	$14.811120 $13.551757 $12.548831	593.272 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.156025 $11.735537 $10.000000	$12.894815 $13.156025 $11.735537	0.000 0.000 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.148614 $11.625085 $10.000000	$12.553342 $13.148614 $11.625085	0.000 0.000 0.000	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.103599	$10.568615	37,611.502	0.000
19

B-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	168,106.899 71,664.001 25,120.853	0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	14,261.302 11,925.069 12,071.927	0.000 329.188 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	43,662.117 13,501.817 1,095.866	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	0.000 0.000 0.000	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.168189 $13.615904 $10.000000	$15.532106 $14.168189 $13.615904	572.009 0.000 0.000	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.342846 $10.213425 $10.000000	$9.602853 $10.342846 $10.213425	0.000 0.000 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.795954	$9.622392	30,133.111	0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.701153	$9.993076	85,820.463	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.526940 $12.136615 $10.000000	$11.985086 $12.526940 $12.136615	0.000 0.000 0.000	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	0.000 0.000 0.000	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.848437 $11.902102 $10.000000	$12.406103 $12.848437 $11.902102	0.000 0.000 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.744236 $9.880400 $10.000000	$9.612829 $9.744236 $9.880400	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.477854 $11.690449 $10.000000	$12.281592 $12.477854 $11.690449	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.020441 $11.943257 $10.000000	$13.653984 $13.020441 $11.943257	321.861 0.000 0.000	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025918	$9.171584	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094748	$9.248473	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024820	$9.574028	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052137	$9.474537	0.000	0.000

20

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	100,768.455 60,261.280 9,203.833	6,283.199 5,870.722 1,595.908
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	537,053.698 297,393.821 130,883.307	77,369.103 35,378.213 1,975.885
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	1,064,225.370 542,177.270 202,156.745	45,535.161 34,954.394 32,795.873
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	1,112,916.540 521,782.334 139,625.304	74,524.364 56,515.113 5,750.234
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	1,226,195.233 740,390.457 135,685.357	61,403.588 38,656.944 16,194.310
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	582,847.034 298,431.729 106,474.392	49,670.229 55,940.282 11,796.178
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	593,400.350 273,204.004 133,395.960	52,133.830 24,106.110 10,104.166
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	1,120,089.200 579,212.279 151,751.424	140,148.356 118,853.231 27,809.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	499,738.116 275,186.445 53,986.481	80,164.896 35,981.779 12,977.702
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	223,748.686 131,553.368 43,161.470	19,655.441 41,137.509 899.234
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	65,690.361 40,643.384 5,609.107	7,122.081 2,242.058 1,601.419
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	1,254,649.757 552,991.301 369,356.451	173,349.521 277,327.868 440,133.723
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	362,950.205 427,907.606 338,890.611	239,896.234 323,159.505 280,954.452
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	580,070.992 44,442.215 0.000	170,188.183 2,882.421 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	380,024.521	55,084.648
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.123783	$10.140218	1,048,295.580	142,620.573
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.335349	$10.368927	8,072,655.261	1,249,560.186
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.668096	$10.718558	4,228,006.581	913,343.252
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	381,194.216 272,884.281 89,828.768	51,056.631 15,865.047 4,433.326
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	1,478,259.792 806,988.533 290,422.825	114,980.851 19,102.045 6,629.604
21

B-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.932929 $10.596743	$10.756731 $10.932929	2,824,171.560 2,279,685.734	542,307.444 408,102.800
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	476,422.298 293,348.493 132,719.253	12,094.498 15,012.556 6,569.304
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	214,622.396 131,642.141 43,197.745	22,375.179 21,384.766 340.292
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	307,846.925 132,949.659 20,990.072	114,745.154 63,128.563 14,870.606
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	241,030.105 129,180.322 30,035.290	11,590.613 8,189.077 3,605.691
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	476,988.612 299,787.805 74,070.665	91,933.803 74,429.244 9,736.990
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.136967	$10.611010	2,982,583.051	570,511.735
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	11,245,688.232 8,044,330.855 2,363,680.143	1,970,672.874 1,292,001.114 555,062.407
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,250,154.759 781,162.937 269,936.394	128,205.289 75,528.265 24,584.744
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,291,849.274 5,843,346.997 1,525,463.500	2,826,399.286 2,282,851.722 613,609.495
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	401,098.072 198,576.391 54,289.170	64,538.618 31,673.638 9,026.006
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	211,218.441 93,284.197 10,953.011	2,955.990 10,985.079 316.311
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.825389	$9.660981	1,603,950.531	205,707.403
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.733291	$10.033147	3,590,980.421	432,796.812
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	322,389.693 249,092.588 69,255.931	29,984.253 23,485.614 1,084.477
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	546,797.845 305,737.792 68,144.429	82,152.826 51,364.263 6,677.005
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	105,326.661 83,193.782 14,754.053	18,950.206 45,764.537 10,967.138
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	228,688.819 105,923.732 33,057.840	11,779.406 8,068.633 6,039.947
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.768667 $9.890320 $10.000000	$9.651400 $9.768667 $9.890320	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.509117 $11.702162 $10.000000	$12.330858 $12.509117 $11.702162	362.574 375.739 0.000	0.000 0.000 0.000
22

B-Share —  (Continued)
		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	319,849.310 236,173.898 45,675.117	52,423.685 4,077.521 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025959	$9.180833	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094789	$9.257796	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024861	$9.583679	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052178	$9.484091	0.000	0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.343284 $10.750435 $10.000000	$11.318968 $11.343284 $10.750435	455,090.353 393,225.067 267,220.904	24,521.475 10,094.971 2,964.262
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.963438 $12.016687 $10.000000	$12.978543 $12.963438 $12.016687	945,094.363 587,712.929 183,618.663	112,724.542 59,344.821 11,850.242
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date May 1, 2013	2015 2014 2013	$11.614612 $11.197765 $10.000000	$11.590179 $11.614612 $11.197765	2,720,425.164 1,582,900.388 526,445.841	224,846.179 157,965.515 28,351.522
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.633586 $11.830688 $10.000000	$13.285705 $12.633586 $11.830688	2,612,821.220 1,263,905.792 491,243.624	241,108.869 85,407.943 9,831.398
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.991220 $11.931867 $10.000000	$12.970965 $12.991220 $11.931867	2,946,870.889 1,776,072.404 468,209.033	108,633.234 38,073.258 7,621.422
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.788034 $11.260843 $10.000000	$10.136201 $10.788034 $11.260843	1,150,475.774 528,244.877 221,404.888	66,127.553 55,666.789 5,831.571
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.062460 $11.107482 $10.000000	$11.949550 $12.062460 $11.107482	2,102,030.771 1,318,331.404 385,204.975	222,219.041 117,346.357 51,236.774
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.177562 $11.956533 $10.000000	$13.061381 $13.177562 $11.956533	2,078,692.893 1,120,674.667 322,301.150	333,203.821 182,600.154 42,754.762
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.953004 $12.376023 $10.000000	$12.577430 $12.953004 $12.376023	1,084,200.133 685,821.654 334,929.528	162,352.751 95,219.188 12,831.301
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.353364 $11.749767 $10.000000	$11.804746 $12.353364 $11.749767	520,806.137 369,376.060 111,370.977	59,553.132 48,594.330 11,396.880
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.063752 $10.688708 $10.000000	$10.752653 $11.063752 $10.688708	235,548.227 177,694.429 74,398.651	4,340.814 1,679.847 489.652
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.786246 $9.913807 $10.000000	$9.660323 $9.786246 $9.913807	3,733,409.851 2,695,157.653 1,918,148.551	1,256,086.721 1,062,094.764 794,012.415
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.854238 $9.560474 $10.000000	$9.709894 $9.854238 $9.560474	1,793,886.425 1,841,111.029 1,563,825.254	722,951.278 334,376.822 456,728.733
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.854238 $9.560474 $10.000000	$9.709894 $9.854238 $9.560474	5,171,644.291 349,553.555 5,913.906	949,243.544 47,635.117 0.000
23

B-Share —  (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999644	$9.536375	3,684,211.319	531,764.216
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.177437	$10.194463	6,590,300.451	854,687.950
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.390153	$10.424423	43,022,329.555	4,293,914.196
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.724658	$10.775920	13,412,471.766	1,765,194.953
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013 =	2015 2014 2013	$12.838062 $11.619171 $10.000000	$12.186650 $12.838062 $11.619171	1,060,213.602 794,609.291 243,887.144	55,917.298 7,874.649 677.588
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.739932 $10.703267 $10.000000	$10.471099 $10.739932 $10.703267	5,288,964.909 2,600,376.005 1,191,069.381	269,610.823 83,097.770 20,841.400
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.969470 $10.617845	$10.814301 10.969470	13,322,996.553 9,840,157.007	1,746,164.959 1,261,558.778
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.277936 $9.190623 $10.000000	$10.056719 $10.277936 $9.190623	759,876.571 442,626.701 178,373.329	42,574.101 19,299.463 8,230.003
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.136644 $12.327660 $10.000000	$11.349403 $12.136644 $12.327660	554,182.801 283,489.368 119,481.016	22,081.413 7,175.460 883.095
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.631098 $12.578200 $10.000000	$14.950063 $13.631098 $12.578200	542,316.251 225,714.716 42,442.757	74,723.248 32,438.983 6,323.023
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.233041 $11.762996 $10.000000	$13.015793 $13.233041 $11.762996	301,107.863 218,325.304 31,034.738	16,447.897 12,705.113 2,279.833
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.225582 $11.652289 $10.000000	$12.671111 $13.225582 $11.652289	891,152.801 496,877.578 134,498.465	90,657.356 58,175.369 12,779.756
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.181599	$10.667801	23,270,689.215	2,866,452.866
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.827115 $10.491519 $10.000000	$10.498125 $10.827115 $10.491519	88,214,890.695 59,306,574.409 18,434,492.325	10,488,321.409 6,747,588.753 1,923,319.848
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.639777 $10.242158 $10.000000	$10.430131 $10.639777 $10.242158	7,412,878.936 4,694,820.955 1,618,607.230	989,793.825 580,152.452 254,689.318
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.261890 $10.973502 $10.000000	$10.725732 $11.261890 $10.973502	26,023,451.584 19,834,296.274 6,571,228.797	4,982,747.395 3,847,629.443 1,174,019.131
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.379554 $11.116849 $10.000000	$10.220624 $10.379554 $11.116849	905,204.375 398,186.488 109,936.208	89,661.020 31,236.543 6,156.331
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.251112 $13.647750 $10.000000	$15.677777 $14.251112 $13.647750	304,253.707 133,481.154 22,128.499	24,027.587 2,298.094 868.595
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.864777	$9.712694	6,650,984.685	973,835.975
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.776313	$10.086856	20,140,864.592	1,768,559.551
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.600284 $12.165005 $10.000000	$12.097538 $12.600284 $12.165005	647,804.822 362,392.771 125,178.885	61,629.427 37,106.586 6,005.496
24

B-Share —  (Continued)
		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.511598 $12.883957 $10.000000	$13.624458 $13.511598 $12.883957	1,182,146.738 635,447.438 196,039.006	107,755.608 57,477.608 10,052.774
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.923675 $11.929958 $10.000000	$12.522517 $12.923675 $11.929958	198,046.926 117,064.680 36,152.179	10,838.771 30,078.660 6,751.852
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.511998 $11.255138 $10.000000	$10.484066 $10.511998 $11.255138	322,195.982 168,484.824 55,865.806	21,734.905 11,562.148 3,504.886
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.801323 $9.903555 $10.000000	$9.703058 $9.801323 $9.903555	22,554.436 22,105.410 22,841.378	4,808.473 4,849.630 4,710.889
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.550921 $11.717811 $10.000000	$12.396845 $12.550921 $11.717811	11,968.931 17,759.707 9,293.949	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.096676 $11.971204 $10.000000	$13.782074 $13.096676 $11.971204	557,874.933 270,746.849 118,756.937	92,208.945 23,878.454 4,115.231
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.026014	$9.193183	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094844	$9.270241	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024916	$9.596556	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052233	$9.496838	0.000	0.000

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.371714 $10.761224 $10.000000	$11.364376 $11.371714 $10.761224	64,263.104 37,128.764 14,995.732	0.000 2,670.490 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.995901 $12.028720 $10.000000	$13.030577 $12.995901 $12.028720	123,470.356 92,791.945 35,314.073	27,453.233 24,093.739 3,498.424
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.643706 $11.208984 $10.000000	$11.636649 $11.643706 $11.208984	368,263.063 293,609.932 138,211.893	7,769.297 4.304 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.665223 $11.842546 $10.000000	$13.338973 $12.665223 $11.842546	294,898.100 186,803.477 71,129.439	14,283.324 21,557.734 13,719.092
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$13.023761 $11.943820 $10.000000	$13.022990 $13.023761 $11.943820	357,581.284 170,921.732 52,765.149	20,740.198 19,939.072 17,557.157
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.815068 $11.272124 $10.000000	$10.176872 $10.815068 $11.272124	163,772.248 114,327.791 16,463.971	10,557.027 10,509.620 8,788.363
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.092692 $11.118629 $10.000000	$11.997477 $12.092692 $11.118629	211,502.968 101,808.240 18,532.916	24,303.503 5,420.067 1,571.840
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.210576 $11.968514 $10.000000	$13.113758 $13.210576 $11.968514	426,751.229 311,539.859 100,871.307	41,522.119 28,934.053 12,693.008
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.985456 $12.388426 $10.000000	$12.627883 $12.985456 $12.388426	163,561.017 105,849.851 32,322.823	25,288.670 9,551.853 4,479.211
25

B-Share —  (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.384321 $11.761540 $10.000000	$11.852103 $12.384321 $11.761540	112,986.456 71,885.942 35,644.269	11,039.005 4,860.226 7,281.608
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.091476 $10.699427 $10.000000	$10.795776 $11.091476 $10.699427	28,308.074 9,930.760 6,653.874	2,379.108 778.524 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.810770 $9.923751 $10.000000	$9.699074 $9.810770 $9.923751	2,010,638.975 1,443,548.814 899,801.995	1,727,056.057 2,879,830.881 145,828.155
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	697,521.847 609,174.753 520,275.110	120,251.079 117,700.348 60,584.706
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.878951 $9.570072 $10.000000	$9.748859 $9.878951 $9.570072	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999685	$9.545989	1,413,126.571	96,829.920
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.217888	$10.235360	2,984,921.195	177,112.121
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.431441	$10.466234	19,562,323.435	1,229,185.209
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.767281	$10.819148	7,018,551.500	477,975.276
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.870208 $11.630812 $10.000000	$12.235510 $12.870208 $11.630812	61,960.156 25,626.680 7,256.513	22,459.264 15,934.879 4,780.753
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.766844 $10.714003 $10.000000	$10.513098 $10.766844 $10.714003	810,460.597 108,638.151 32,497.068	61,131.146 19,450.547 13,264.757
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.996952 $10.633686	$10.857672 $10.996952	6,200,833.238 4,320,865.703	640,436.437 431,236.557
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.303687 $9.199845 $10.000000	$10.097049 $10.303687 $9.199845	89,543.938 41,164.836 12,860.930	22,376.797 21,172.153 2,560.342
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.167048 $12.340009 $10.000000	$11.394925 $12.167048 $12.340009	98,052.610 64,211.374 28,463.664	9,836.012 7,724.044 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.665247 $12.590808 $10.000000	$15.010012 $13.665247 $12.590808	140,885.905 81,827.659 51,653.070	7,744.916 3,126.294 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.266196 $11.774789 $10.000000	$13.067996 $13.266196 $11.774789	70,126.307 40,675.593 20,179.528	2,807.748 663.236 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.258726 $11.663974 $10.000000	$12.721939 $13.258726 $11.663974	88,619.657 60,493.765 31,965.230	14,411.224 6,344.237 6,129.223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May1, 2015	2015	$11.215179	$10.710585	11,210,930.239	757,872.315
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.854242 $10.502044 $10.000000	$10.540233 $10.854242 $10.502044	42,570,168.409 29,511,848.402 8,825,054.935	2,953,601.177 1,824,512.810 372,941.020
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.666439 $10.252434 $10.000000	$10.471975 $10.666439 $10.252434	3,706,354.630 2,724,971.946 875,220.175	379,923.921 181,285.657 29,954.334
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.290100 $10.984499 $10.000000	$10.768739 $11.290100 $10.984499	14,979,142.999 10,727,843.524 3,424,842.904	3,221,577.455 1,422,137.997 312,077.531
26

B-Share —  (Continued)
		Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.405556 $11.127981 $10.000000	$10.261621 $10.405556 $11.127981	140,136.619 66,623.112 22,301.612	11,797.477 10,139.958 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.286806 $13.661415 $10.000000	$15.740648 $14.286806 $13.661415	52,384.127 37,151.629 17,726.290	5,912.973 3,776.684 1,728.342
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.402812 $10.221398 $10.000000	$9.706968 $10.402812 $10.221398	32,355.653 11,466.650 2,592.569	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.894404	$9.751636	2,789,151.344	219,903.010
TA QS Investors Active Asset Allocation - Moderate - Service Class 11) Subaccount inception date May 1, 2015	2015	$10.808679	$10.127307	10,469,253.134	688,579.617
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.631853 $12.177203 $10.000000	$12.146057 $12.631853 $12.177203	76,068.916 54,971.042 18,193.980	8,217.433 8,084.113 539.774
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.545434 $12.896853 $10.000000	$13.679092 $13.545434 $12.896853	152,938.437 89,796.826 36,367.237	16,964.161 12,915.262 7,173.521
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.956027 $11.941909 $10.000000	$12.572718 $12.956027 $11.941909	29,094.605 18,934.105 5,936.209	4,622.312 4,290.081 8,268.552
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.538329 $11.266414 $10.000000	$10.526120 $10.538329 $11.266414	84,451.892 68,345.199 20,897.827	9,422.672 7,872.892 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.825883 $9.913487 $10.000000	$9.741968 $9.825883 $9.913487	28,604.657 24,410.049 14,372.866	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.582371 $11.729559 $10.000000	$12.446568 $12.582371 $11.729559	1,682.511 1,430.030 1,576.887	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.129488 $11.983201 $10.000000	$13.837347 $13.129488 $11.983201	37,981.151 21,928.432 2,268.861	5,988.011 2,404.406 704.213
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.026055	$9.202452	1,633.030	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094885	$9.279593	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024957	$9.606231	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052274	$9.506409	0.000	0.000
C-Share
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.230363 $10.707426 $10.000000	$11.139271 $11.230363 $10.707426	64.277 811.084 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.834412 $11.968644 $10.000000	$12.772544 $12.834412 $11.968644	13,887.680 14,624.499 2,369.962	0.000 0.000 0.000
27

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.498985 $11.152965 $10.000000	$11.406154 $11.498985 $11.152965	13,110.016 8,375.065 1,466.780	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.507820 $11.783374 $10.000000	$13.074793 $12.507820 $11.783374	22,991.594 12,226.155 4,230.107	0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.861910 $11.884149 $10.000000	$12.765060 $12.861910 $11.884149	54,230.459 11,316.328 4,909.629	0.000 0.000 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.680630 $11.215808 $10.000000	$9.975250 $10.680630 $11.215808	56,199.076 51,256.929 1,229.873	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.942380 $11.063047 $10.000000	$11.759851 $11.942380 $11.063047	36,914.394 14,364.577 1,997.869	0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.046409 $11.908722 $10.000000	$12.854041 $13.046409 $11.908722	20,848.664 14,462.604 1,992.978	0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.824063 $12.326543 $10.000000	$12.377761 $12.824063 $12.326543	3,557.511 5,679.638 2,736.118	0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.230390 $11.702776 $10.000000	$11.617339 $12.230390 $11.702776	16,984.649 9,025.567 886.819	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.953594 $10.645948 $10.000000	$10.581922 $10.953594 $10.645948	2,958.721 4,220.287 550.217	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.688788 $9.874119 $10.000000	$9.506929 $9.688788 $9.874119	144,783.598 15,380.422 5,573.634	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	9,279.552 6,050.282 2,022.228	0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.756112 $9.522193 $10.000000	$9.555726 $9.756112 $9.522193	21,495.267 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999480	$9.498051	4,255.608	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.017316	$10.032590	17,918.589	0.000
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	205	$10.226698	$10.258913	221,914.899	1,727.549
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.555941	$10.604829	328,686.896	10,482.944
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.710268 $11.572700 $10.000000	$11.993179 $12.710268 $11.572700	77,072.382 60,730.462 2,624.079	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.633000 $10.660455 $10.000000	$10.304844 $10.633000 $10.660455	19,659.610 21,409.004 11,363.560	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2015 2014	$10.860255 $10.554697	$10.642594 $10.860255	60,781.056 43,907.891	9,076.293 9,284.186
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.175588 $9.153815 $10.000000	$9.897032 $10.175588 $9.153815	7,355.846 3,859.222 204.168	628.126 628.202 628.281
28

C-Share —  (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.015839 $12.278394 $10.000000	$11.169203 $12.015839 $12.278394	10,483.945 9,494.094 3,585.144	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.495430 $12.527909 $10.000000	$14.712773 $13.495430 $12.527909	11,886.641 8,448.449 846.776	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.101339 $11.715964 $10.000000	$12.809199 $13.101339 $11.715964	2,150.606 7,601.914 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.093960 $11.605686 $10.000000	$12.469993 $13.093960 $11.605686	28,333.408 15,708.208 3,547.942	525.507 525.570 525.635
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.048276	$10.498420	115,317.084	0.000
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.719311 $10.449534 $10.000000	$10.331440 $10.719311 $10.449534	132,776.958 134,939.596 66,841.118	770.594 775.283 779.908
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.533842 $10.201181 $10.000000	$10.264536 $10.533842 $10.201181	12,276.695 11,369.144 3,755.106	0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.149760 $10.929605 $10.000000	$10.555422 $11.149760 $10.929605	154,862.404 322,858.268 282,854.970	1,621.142 0.000 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.276225 $11.072399 $10.000000	$10.058348 $10.276225 $11.072399	76,411.278 53,613.106 2,797.604	2,214.685 2,214.953 2,215.228
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.109322 $13.593218 $10.000000	$15.429000 $14.109322 $13.593218	10,874.295 9,517.292 1,952.504	500.209 500.269 500.331
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.747132	$9.558465	185,477.046	1,201.207
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.647813	$9.926665	37,220.373	0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.474849 $12.116373 $10.000000	$11.905464 $12.474849 $12.116373	5,021.213 8,091.209 2,146.864	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.377124 $12.832468 $10.000000	$13.408199 $13.377124 $12.832468	17,139.038 12,381.004 2,921.469	501.262 501.323 501.385
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795018 $11.882254 $10.000000	$12.323705 $12.795018 $11.882254	2,116.624 871.220 0.000	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.407336 $11.210143 $10.000000	$10.317588 $10.407336 $11.210143	51,701.581 50,593.389 935.393	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.703733 $9.863906 $10.000000	$9.549013 $9.703733 $9.863906	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.425972 $11.670947 $10.000000	$12.200029 $12.425972 $11.670947	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.966311 $11.923333 $10.000000	$13.563320 $12.966311 $11.923333	44,400.705 48,163.289 0.000	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025850	$9.156190	0.000	0.000
29

C-Share —  (Continued)
		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094679	$9.232955	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024752	$9.557964	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052069	$9.458642	0.000	0.000

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.267902 $10.721751 $10.000000	$11.198895 $11.267902 $10.721751	43,641.424 39,361.731 20,225.891	324.989 173.219 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.877240 $11.984631 $10.000000	$12.840773 $12.877240 $11.984631	234,833.954 311,389.903 22,366.172	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.537406 $11.167882 $10.000000	$11.467198 $11.537406 $11.167882	832,093.984 1,021,170.053 38,508.774	56,499.175 47,518.132 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.549625 $11.799133 $10.000000	$13.144757 $12.549625 $11.799133	241,270.576 171,896.739 62,601.025	0.000 2,591.919 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.904886 $11.900033 $10.000000	$12.833364 $12.904886 $11.900033	240,353.312 222,652.203 46,067.017	294.343 294.733 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.716334 $11.230806 $10.000000	$10.028655 $10.716334 $11.230806	112,022.084 110,861.793 26,776.622	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.982257 $11.077851 $10.000000	$11.822694 $11.982257 $11.077851	236,500.341 140,196.806 40,872.660	2,257.697 315.699 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.089927 $11.924618 $10.000000	$12.922704 $13.089927 $11.924618	338,791.784 405,866.615 43,870.000	6,255.046 6,183.539 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.866880 $12.343022 $10.000000	$12.443921 $12.866880 $12.343022	100,367.723 112,740.671 24,986.510	1,218.939 3,219.028 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.271210 $11.718414 $10.000000	$11.679416 $12.271210 $11.718414	30,726.986 22,488.816 17,597.667	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.990212 $10.660185 $10.000000	$10.638550 $10.990212 $10.660185	18,265.474 18,009.869 6,923.531	1,925.611 1,888.432 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.721140 $9.887333 $10.000000	$9.557744 $9.721140 $9.887333	425,951.210 145,086.206 170,118.831	0.000 12,825.590 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.788679 $9.534930 $10.000000	$9.606785 $9.788679 $9.534930	92,694.557 37,153.034 15,665.525	6,895.102 1,435.582 1,429.136
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.788679 $9.534930 $10.000000	$9.606785 $9.788679 $9.534930	826,487.850 19,897.936 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999534	$9.510781	32,067.810	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.070365	$10.086216	344,855.328	0.000
30

C-Share —  (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.280831	$10.313725	1,090,202.578	33,969.733
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.611832	$10.661503	616,223.902	0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.752670 $11.588159 $10.000000	$12.057250 $12.752670 $11.588159	39,063.966 32,466.842 13,699.963	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.668485 $10.674703 $10.000000	$10.359899 $10.668485 $10.674703	299,318.498 245,222.461 117,991.290	27,292.510 27,444.338 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.896498 $10.575680	$10.699456 $10.896498	1,070,091.882 1,220,013.241	6,614.375 8,378.796
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.209561 $9.166064 $10.000000	$9.949920 $10.209561 $9.166064	47,199.618 46,371.490 18,021.280	2,864.657 981.892 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.055926 $12.294781 $10.000000	$11.228873 $12.055926 $12.294781	32,417.770 20,474.406 13,319.169	2,255.355 2,181.573 1,466.627
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.540467 $12.544643 $10.000000	$14.791372 $13.540467 $12.544643	20,601.056 14,132.238 5,088.874	1,656.739 1,675.033 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.145060 $11.731616 $10.000000	$12.877634 $13.145060 $11.731616	17,568.139 12,805.714 279.428	6,806.249 6,842.272 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.137653 $11.621198 $10.000000	$12.536602 $13.137653 $11.621198	466,359.330 635,812.313 27,042.732	1,157.534 1,158.864 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.092494	$10.554510	530,561.984	8,698.777
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.755101 $10.463511 $10.000000	$10.386658 $10.755101 $10.463511	1,567,169.738 1,699,526.002 723,202.827	61,922.614 43,730.432 23,716.302
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.569014 $10.214822 $10.000000	$10.319392 $10.569014 $10.214822	520,094.041 474,118.400 261,038.089	5,389.859 6,219.625 2,698.420
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.186986 $10.944217 $10.000000	$10.611837 $11.186986 $10.944217	613,580.643 731,263.653 349,322.897	26,165.206 97,005.382 10,030.854
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.310526 $11.087194 $10.000000	$10.112097 $10.310526 $11.087194	54,212.042 34,404.191 20,071.429	7,966.734 7,765.188 2,216.473
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.156391 $13.611367 $10.000000	$15.511408 $14.156391 $13.611367	10,469.215 4,818.896 0.000	5,938.136 6,003.167 1,456.851
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.786146	$9.609539	331,157.826	605.028
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.690446	$9.979738	614,123.472	52,685.235
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.516487 $12.132561 $10.000000	$11.969091 $12.516487 $12.132561	25,780.890 20,900.007 2,094.124	151.601 81.818 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.421772 $12.849602 $10.000000	$13.479844 $13.421772 $12.849602	76,636.263 70,186.223 20,094.896	1,072.719 1,824.356 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.837727 $11.898128 $10.000000	$12.389572 $12.837727 $11.898128	8,962.224 8,226.596 2,466.810	2,148.283 2,165.479 2,183.978
31

C-Share —  (Continued)
		Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.442092 $11.225128 $10.000000	$10.372750 $10.442092 $11.225128	14,639.665 5,767.298 1,461.765	81.979 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.736137 $9.877109 $10.000000	$9.600043 $9.736137 $9.877109	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.467455 $11.686545 $10.000000	$12.265224 $12.467455 $11.686545	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.009597 $11.939274 $10.000000	$13.635788 $13.009597 $11.939274	21,700.366 17,177.564 2,489.387	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025904	$9.168509	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094734	$9.245361	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024807	$9.570818	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052124	$9.471359	0.000	0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.296085 $10.732499 $10.000000	$11.243720 $11.296085 $10.732499	12,807.200 5,553.633 2,156.303	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.909499 $11.996639 $10.000000	$12.892265 $12.909499 $11.996639	14,252.584 7,935.036 4,707.190	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.566317 $11.179081 $10.000000	$11.513188 $11.566317 $11.179081	137,520.798 89,492.556 52,330.532	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.581044 $11.810950 $10.000000	$13.197463 $12.581044 $11.810950	63,421.328 29,999.823 9,822.023	294.182 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.937215 $11.911959 $10.000000	$12.884838 $12.937215 $11.911959	56,946.575 43,576.593 17,099.440	289.454 291.339 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.743192 $11.242065 $10.000000	$10.068886 $10.743192 $11.242065	51,991.508 17,623.802 6,137.813	0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.012257 $11.088942 $10.000000	$11.870091 $12.012257 $11.088942	97,150.074 45,266.437 6,173.877	310.695 312.718 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.122735 $11.936588 $10.000000	$12.974545 $13.122735 $11.936588	52,470.617 15,545.543 4,030.545	1,132.759 758.999 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.899104 $12.355386 $10.000000	$12.493814 $12.899104 $12.355386	21,509.127 7,244.043 3,171.412	385.102 385.162 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.301966 $11.730167 $10.000000	$11.726267 $12.301966 $11.730167	10,415.388 4,087.661 1,989.725	0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.017704 $10.670871 $10.000000	$10.681140 $11.017704 $10.670871	2,414.591 0.000 0.000	0.000 0.000 0.000
32

C-Share —  (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.745501 $9.897251 $10.000000	$9.596085 $9.745501 $9.897251	267,977.491 177,829.583 57,870.277	0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	54,507.681 21,000.087 4,015.540	660.101 1,799.027 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.813221 $9.544504 $10.000000	$9.645334 $9.813221 $9.544504	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999575	$9.520377	13,296.823	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.110379	$10.126669	169,174.858	3,139.988
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.321689	$10.355097	457,959.874	4,088.988
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.653991	$10.704255	131,727.992	35,832.760
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.784634 $11.599780 $10.000000	$12.105616 $12.784634 $11.599780	50,522.740 9,753.405 1,392.000	777.331 777.453 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.695234 $10.685410 $10.000000	$10.401473 $10.695234 $10.685410	76,694.189 43,812.597 5,265.608	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.923812 $10.591478	$10.742386 $10.923812	145,456.744 109,425.734	8,445.328 6,677.203
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.235148 $9.175268 $10.000000	$9.989838 $10.235148 $9.175268	20,495.349 16,043.348 2,015.854	1,193.880 1,216.213 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.086135 $12.307103 $10.000000	$11.273923 $12.086135 $12.307103	5,627.325 3,678.608 329.927	178.016 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.574386 $12.557212 $10.000000	$14.850690 $13.574386 $12.557212	5,671.512 552.452 0.000	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.177987 $11.743375 $10.000000	$12.929273 $13.177987 $11.743375	10,064.606 9,530.887 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.170557 $11.632849 $10.000000	$12.586881 $13.170557 $11.632849	23,323.909 7,403.883 156.987	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.125828	$10.596853	218,299.567	4,858.697
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.782050 $10.474011 $10.000000	$10.428317 $10.782050 $10.474011	949,981.197 756,398.166 324,141.525	14,994.955 6,004.898 967.149
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.595495 $10.225070 $10.000000	$10.360784 $10.595495 $10.225070	205,998.456 161,988.229 37,130.072	3,746.987 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.215008 $10.955190 $10.000000	$10.654401 $11.215008 $10.955190	584,338.294 355,693.450 110,614.547	799.486 149,063.309 0.000
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.336362 $11.098302 $10.000000	$10.152656 $10.336362 $11.098302	23,280.131 6,939.289 903.481	0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.191846 $13.625003 $10.000000	$15.573594 $14.191846 $13.625003	5,984.069 393.752 0.000	0.000 0.000 0.000
33

C-Share —  (Continued)
		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Multi-Manager Alternative Strategies Subaccount inception date	2015 2014 2013	$10.354805 $10.215014 $10.000000	$9.623585 $10.354805 $10.215014	11,223.868 5,964.134 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.815559	$9.648092	334,930.695	13,904.078
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.722560	$10.019770	203,350.620	958.015
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.547857 $12.144720 $10.000000	$12.017108 $12.547857 $12.144720	8,966.611 4,027.812 2,464.500	0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.455383 $12.862470 $10.000000	$13.533883 $13.455383 $12.862470	34,626.149 4,739.599 2,044.119	0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.869880 $11.910049 $10.000000	$12.439251 $12.869880 $11.910049	378.394 193.601 198.556	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.468245 $11.236370 $10.000000	$10.414353 $10.468245 $11.236370	4,396.490 4,225.344 417.455	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.760528 $9.887009 $10.000000	$9.638543 $9.760528 $9.887009	749.255 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.498694 $11.698263 $10.000000	$12.314416 $12.498694 $11.698263	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.042186 $11.951240 $10.000000	$13.690475 $13.042186 $11.951240	18,278.127 813.825 814.652	0.000 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	10.025946	$9.177753	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094775	$9.254688	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024848	$9.580462	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052165	$9.480913	0.000	0.000
L-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	38,774.667 32,982.190 23,950.748	4,668.903 8,285.275 3,283.869
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	160,443.699 151,531.231 30,535.530	45,730.028 48,509.167 19,817.027
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	557,101.706 467,645.277 124,246.861	9,451.664 5,922.102 4,991.738
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	368,223.744 199,745.633 61,268.689	69,057.530 59,927.705 14,467.469
34

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	646,618.326 456,920.276 130,249.623	19,840.651 14,488.554 8,566.638
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	280,693.682 169,039.393 32,094.277	79,056.314 75,437.299 8,491.946
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	191,456.929 147,271.196 25,153.215	10,357.981 13,453.705 1,847.106
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	523,199.437 304,049.444 81,347.031	94,588.123 87,394.017 25,699.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	219,097.441 206,195.744 83,753.785	44,531.236 34,411.038 13,532.459
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	178,766.989 123,245.933 49,713.463	13,016.198 8,908.250 5,504.695
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	39,974.074 37,745.862 9,092.358	952.221 960.284 732.635
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	333,425.732 479,584.358 398,611.180	29,952.964 24,837.700 95,562.423
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	351,939.959 416,100.039 152,068.066	12,871.488 50,655.335 51,066.420
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	323,564.669 45,378.206 0.000	375,370.469 56,762.344 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	103,968.948	43,301.801
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.030577	$10.045997	539,950.936	63,812.675
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.569889	$10.618972	2,978,798.721	395,239.177
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.240223	$10.272607	4,537,222.835	414,447.113
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	173,919.348 100,807.294 34,318.997	23,186.239 23,603.245 6,453.372
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	641,333.221 414,574.278 152,124.030	161,307.416 173,629.067 27,743.504
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.869310 $10.559938	$10.656801 $10.869310	1,644,846.465 1,484,483.311	177,324.025 132,269.972
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	180,201.055 131,337.396 41,240.898	89,396.367 88,911.436 16,648.378
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	71,423.580 50,751.746 25,495.762	34,653.585 34,595.793 10,760.839
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	138,703.909 63,988.103 29,068.706	5,774.351 7,161.315 224.468
35

L-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	122,790.919 119,833.474 106,018.564	62,335.484 80,513.540 1,005.911
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	273,711.033 191,132.350 64,552.937	66,706.739 69,780.272 10,257.532
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.059341	$10.512445	1,734,729.547	203,611.401
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	6,100,894.487 4,951,402.067 1,811,998.711	736,419.904 590,875.459 167,323.199
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.542635 $10.204584 $10.000000	$10.278238 $10.542635 $10.204584	595,022.369 456,655.384 140,874.387	73,851.263 50,359.526 20,431.164
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	4,107,576.222 3,985,463.190 1,629,355.721	796,806.671 951,079.397 450,363.944
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	225,639.976 133,864.494 55,617.989	21,136.268 17,333.970 6,627.013
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	53,733.185 32,194.273 9,347.744	7,749.636 6,489.707 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.756885	$9.571222	855,911.939	150,519.160
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.658477	$9.939946	1,928,301.761	230,832.097
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	133,590.169 93,338.730 36,267.066	34,433.216 39,416.693 7,309.629
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	244,212.580 209,993.651 76,374.754	57,911.681 57,207.837 15,633.649
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	49,820.000 29,753.079 17,600.467	18,286.272 21,032.646 10,855.640
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	71,351.315 56,231.083 10,364.029	24,793.661 27,907.096 10,715.341
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.711830 $9.867211 $10.000000	$9.561749 $9.711830 $9.867211	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.436351 $11.674848 $10.000000	$12.216319 $12.436351 $11.674848	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	108,445.891 71,042.619 35,679.078	17,288.377 18,539.715 8,665.049
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025863	$9.159266	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094693	$9.236054	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024765	$9.561181	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052083	$9.461824	0.000	0.000

36

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	205,920.314 152,756.274 56,486.277	4,888.211 6,217.435 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.887985 $11.988638 $10.000000	$12.857915 $12.887985 $11.988638	751,013.016 539,089.078 147,178.697	41,463.372 20,510.543 1,695.662
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	1,177,244.433 833,877.928 232,056.438	321,613.538 130,945.965 10,243.815
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	1,311,182.798 932,625.503 269,293.365	780,576.123 703,050.297 133,586.501
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	1,437,930.245 1,147,723.314 401,760.499	487,660.569 417,952.422 143,570.284
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.725270 $11.234562 $10.000000	$10.042032 $10.725270 $11.234562	1,066,955.240 789,224.421 243,349.442	371,375.272 250,442.413 69,312.739
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	820,924.406 374,891.990 96,971.498	87,634.908 60,819.881 5,164.836
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.100859 $11.928611 $10.000000	$12.939961 $13.100859 $11.928611	1,636,479.143 1,191,612.284 226,325.742	612,988.522 474,559.936 30,209.211
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.877596 $12.347138 $10.000000	$12.460505 $12.877596 $12.347138	786,988.063 664,468.037 116,986.679	597,913.642 509,792.218 28,735.814
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.281457 $11.722328 $10.000000	$11.695015 $12.281457 $11.722328	438,809.742 344,271.416 59,349.035	386,744.398 350,294.747 4,148.494
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.999388 $10.663753 $10.000000	$10.652772 $10.999388 $10.663753	80,168.178 47,459.645 16,632.257	1,370.985 1,051.756 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	2,191,978.940 1,419,900.456 1,727,691.484	389,923.770 391,276.499 293,788.763
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	591,510.272 743,361.179 646,518.867	528,590.947 421,655.821 174,629.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	3,992,056.770 593,756.936 3,482.845	1,025,013.520 56,718.188 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999548	$9.513983	1,158,801.050	86,336.103
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.083675	$10.099672	2,885,567.764	209,496.466
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.294434	$10.327498	22,553,575.372	1,027,373.063
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.625854	$10.675723	11,262,307.802	517,685.257
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	452,357.793 350,201.422 50,867.318	58,274.557 40,531.568 17,393.577
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	2,697,990.690 1,318,519.902 481,118.236	142,335.930 85,374.412 27,382.182
37

L-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.905604 $10.580949	$10.713764 $10.905604	6,004,912.069 5,302,758.711	368,856.410 315,446.914
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	269,804.906 166,490.280 63,241.310	96,222.885 34,995.610 2,843.462
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	185,124.496 138,837.629 45,252.660	18,927.320 16,528.296 212.264
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.551757 $12.548831 $10.000000	$14.811120 $13.551757 $12.548831	318,602.227 220,056.334 87,026.653	96,567.137 79,256.269 12,115.178
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.156025 $11.735537 $10.000000	$12.894815 $13.156025 $11.735537	200,875.359 122,331.076 12,606.972	12,759.711 2,126.419 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.148614 $11.625085 $10.000000	$12.553342 $13.148614 $11.625085	1,085,894.934 837,321.324 158,057.554	512,188.209 478,670.027 166,792.762
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.103599	$10.568615	8,321,901.530	579,741.512
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	43,849,362.943 32,717,032.490 11,386,700.818	3,555,666.443 2,546,744.945 798,390.673
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	3,709,480.082 3,164,750.174 1,391,501.380	838,242.161 484,640.672 361,354.798
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	18,189,318.936 15,685,951.390 5,548,339.779	2,242,972.614 1,812,793.691 691,025.466
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	475,026.981 321,593.619 86,255.852	123,149.179 69,872.515 50,477.022
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.168189 $13.615904 $10.000000	$15.532106 $14.168189 $13.615904	179,702.738 97,340.585 21,836.602	18,841.047 4,691.635 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.795954	$9.622392	2,698,951.372	703,918.348
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.701153	$9.993076	8,448,771.881	422,477.154
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.526940 $12.136615 $10.000000	$11.985086 $12.526940 $12.136615	184,816.109 195,517.665 31,802.685	33,086.324 15,144.463 2,174.061
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	897,268.173 635,617.289 162,884.426	520,458.178 448,300.487 114,130.104
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.848437 $11.902102 $10.000000	$12.406103 $12.848437 $11.902102	68,046.806 57,645.986 13,478.492	3,116.279 3,234.573 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	116,947.050 83,460.367 26,244.915	81,745.215 27,618.553 2,941.474
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.744236 $9.880400 $10.000000	$9.612829 $9.744236 $9.880400	6,098.754 6,141.382 5,410.732	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.477854 $11.690449 $10.000000	$12.281592 $12.477854 $11.690449	0.000 0.000 0.000	0.000 0.000 0.000
38

L-Share —  (Continued)
		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.020441 $11.943257 $10.000000	$13.653984 $13.020441 $11.943257	317,232.511 222,562.763 80,969.535	61,614.906 24,046.726 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025918	$9.171584	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094748	$9.248473	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024820	$9.574028	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052137	$9.474537	0.000	0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	35,106.933 9,290.371 3,341.657	916.991 917.060 316.418
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	55,108.672 42,593.715 21,856.165	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	129,429.028 95,272.296 40,691.480	891.519 891.586 306,167
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	102,363.806 59,543.877 28,219.573	843.975 844.039 292.644
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	180,983.619 140,755.081 79,993.089	1,996.615 831.541 292.596
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	62,230.205 43,496.061 24,943.959	893.517 893.584 306.855
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	106,706.324 126,709.755 98,079.100	1,332.808 43.027 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	73,398.074 33,327.644 10,840.127	8,405.314 3,996.322 874.845
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	79,593.785 58,450.028 35,108.203	6,303.126 2,230.758 565.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	16,383.539 7,080.418 2,394.411	2,641.685 2,184.583 592.605
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	3,420.804 2,728.542 14.971	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	707,102.360 484,704.900 384,089.323	69,487.436 177,092.938 20,842.924
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	267,110.460 229,240.493 118,019.127	222,803.237 3,810.112 12,938.796
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
39

L-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	312,767.949	29,954.489
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.123783	$10.140218	1,159,925.012	77,128.335
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.335349	$10.368927	7,996,618.555	390,159.713
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.668096	$10.718558	4,571,391.860	228,939.774
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	102,379.804 24,158.172 3,449.318	4,816.818 4,238.242 1,452.199
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	271,892.069 107,725.203 83,325.946	9,834.841 5,868.073 4,642.464
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29,2014	2015 2014	$10.932929 $10.596743	$10.756731 $10.932929	2,567,035.293 2,300,269.186	140,032.535 86,264.053
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	40,772.499 28,645.858 15,048.486	13,181.159 3,004.891 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	23,615.654 16,288.672 3,643.075	1,273.012 1,181.460 2,596.771
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	18,106.338 10,443.257 6,832.618	4,493.731 3,834.095 3,834.403
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	18,990.152 14,794.869 9,473.375	205.933 218.572 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	48,363.104 13,718.975 8,222.901	549.767 41.054 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.136967	$10.611010	3,721,268.972	197,075.933
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	15,477.858.340 12,187,086.849 4,153,049.354	1,620,361.477 927,625.831 87,085.678
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	1,360,515.031 1,051,554.155 472,504.182	53,722.993 45,757.874 2,335.180
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	7,503,400.105 6,394,792.700 2,385,027.830	447,757.940 324,414.451 167,039.670
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	74,501.988 22,115.469 6,050.885	4,113.192 1,140.702 854.495
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	40,030.272 11,736.698 4,582.366	0.000 0.000 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	13,126.121 10,589.140 911.781	349.435 342.550 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.825389	$9.660981	867,471.453	68,790.581
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.733291	$10.033147	3,801,333.872	163,912.016
40

L-Share —  (Continued)
		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	50,676.286 22,176.975 13,338.672	1,389.976 1,161.765 559.975
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	74,762.460 33,870.139 17,070.291	6,730.362 3,512.824 1,934.378
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	35,446.170 532.878 557.189	663.886 381.096 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	48,969.630 1,634.284 0.000	1,014.790 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.768667 $9.890320 $10.000000	$9.651400 $9.768667 $9.890320	73.541 29.485 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.509117 $11.702162 $10.000000	$12.330858 $12.509117 $11.702162	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	27,846.539 20,269.017 2,683.729	3,787.389 3,787.673 3,787.978
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025959	$9.180833	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094789	$9.257796	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024861	$9.583679	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052178	$9.484091	0.000	0.000
X-Share
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.239736 $10.711007 $10.000000	$11.154150 $11.239736 $10.711007	9,840.782 9,000.968 0.000	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.845122 $11.972638 $10.000000	$12.789581 $12.845122 $11.972638	43,397.324 14,836.998 3,032.105	10,053.941 6,465.464 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.508571 $11.156691 $10.000000	$11.421386 $11.508571 $11.156691	136,584.843 124,625.235 75,409.507	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.518255 $11.787317 $10.000000	$13.092247 $12.518255 $11.787317	117,311.767 73,729.957 7,390.560	1,139.294 1,139.475 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.872635 $11.888121 $10.000000	$12.782103 $12.872635 $11.888121	78,410.554 47,941.594 4,060.769	8,140.468 8,141.349 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.689533 $11.219555 $10.000000	$9.988567 $10.689533 $11.219555	60,278.897 48,336.863 3,967.271	6,070.271 17,696.639 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.952351 $11.066747 $10.000000	$11.775555 $11.952351 $11.066747	26,660.378 18,827.809 8,454.234	8,409.996 1,481.933 0.000
41

X-Share —  (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.057295 $11.912701 $10.000000	$12.871210 $13.057295 $11.912701	71,779.179 48,597.327 5,426.899	9,406.280 25,555.544 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.834781 $12.330676 $10.000000	$12.394293 $12.834781 $12.330676	40,626.973 22,654.386 5,679.391	10,152.838 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.240598 $11.706687 $10.000000	$11.632854 $12.240598 $11.706687	19,247.083 19,252.996 4,447.118	0.000 6,583.318 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.962738 $10.649503 $10.000000	$10.596048 $10.962738 $10.649503	19,915.633 4,503.139 1,379.793	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.696876 $9.877422 $10.000000	$9.519630 $9.696876 $9.877422	277,759.711 396,217.631 90,198.082	5,687.306 41,382.544 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764256 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	89,228.355 95,314.411 210,089.217	93,021.377 3,831.224 12,285.588
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.764245 $9.525381 $10.000000	$9.568485 $9.764256 $9.525381	110,429.233 0.000 0.000	25,493.778 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999493	$9.501238	57,566.766	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.030577	$10.045997	204,440.725	21,906.547
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.240224	$10.272607	1,241,819.585	196,587.091
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.569889	$10.618972	892,504.923	85,400.703
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.720876 $11.576563 $10.000000	$12.009190 $12.720876 $11.576563	65,792.181 25,568.190 2,148.970	12,251.595 4,000.694 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.641864 $10.664010 $10.000000	$10.318589 $10.641864 $10.664010	118,330.320 55,897.666 7,586.979	15,368.222 19,367.446 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.869310 $10.559938	$10.656801 $10.869310	742,044.014 646,604.816	32,297.872 26,566.895
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.184071 $9.156876 $10.000000	$9.910229 $10.184071 $9.156876	67,593.245 55,759.507 11,426.843	1,275.456 1,275.957 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.025854 $12.282490 $10.000000	$11.184105 $12.025854 $12.282490	23,234.471 10,292.833 1,753.473	7,189.010 11,873.757 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.506693 $12.532091 $10.000000	$14.732426 $13.506693 $12.532091	56,769.404 22,183.400 1,511.133	14,549.413 6,918.076 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.112257 $11.719868 $10.000000	$12.826282 $13.112257 $11.719868	30,166.608 21,009.886 9,743.777	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.104874 $11.609569 $10.000000	$12.486620 $13.104874 $11.609569	80,374.625 26,566.340 6,008.446	14,690.235 12,734.689 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.059341	$10.512445	624,828.066	15,246.698
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.728264 $10.453037 $10.000000	$10.345237 $10.728264 $10.453037	1,933,811.807 1,381,841.447 493,178.589	218,155.709 137,249.126 11,578.948
42

X-Share —  (Continued)
		Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.524635 $10.204584 $10.000000	$10.278238 $10.524635 $10.204584	434,904.196 341,982.745 149,500.111	21,835.704 24,707.544 7,587.017
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.159064 $10.933258 $10.000000	$10.569519 $11.159064 $10.933258	1,282,251.974 1,124,097.518 526,666.776	393,437.249 474,131.875 309,942.162
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.284791 $11.076094 $10.000000	$10.071777 $10.284791 $11.076094	96,008.022 71,917.815 22,044.900	14,528.836 553.167 523.863
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.121087 $13.597759 $10.000000	$15.449590 $14.121087 $13.597759	22,164.920 17,616.386 2,073.137	750.608 826.178 879.797
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.756885	$9.571222	256,226.179	54,207.755
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.658477	$9.939946	980,712.262	75,759.598
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.485262 $12.120421 $10.000000	$11.921370 $12.485262 $12.120421	44,061.410 20,777.098 8,039.206	6,649.604 4,270.387 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.388277 $12.836738 $10.000000	$13.426091 $13.388277 $12.836738	87,568.387 56,661.441 8,070.959	10,526.726 6,878.443 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.805686 $11.886217 $10.000000	$12.340155 $12.805686 $11.886217	40,053.801 17,942.765 6,508.897	0.000 7,198.624 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.416026 $11.213892 $10.000000	$10.331375 $10.416026 $11.213892	8,997.585 5,841.191 0.000	552.408 548.753 514.886
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.711830 $9.867211 $10.000000	$9.561749 $9.711830 $9.867211	500.092 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.436351 $11.674848 $10.000000	$12.216319 $12.436351 $11.674848	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.977138 $11.927318 $10.000000	$13.581429 $12.977138 $11.927318	59,368.306 40,316.323 3,649.583	13,615.598 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025863	$9.159266	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094693	$9.236054	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024765	$9.561181	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052083	$9.461824	0.000	0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.277288 $10.725322 $10.000000	$11.213835 $11.277288 $10.725322	108,369.734 81,020.802 58,159.861	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.887985 $11.988638 $10.000000	$12.857915 $12.887985 $11.988638	378,916.414 210,244.968 84,301.684	22,555.461 12,929.527 0.000
43

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.547038 $11.171618 $10.000000	$11.482506 $11.547038 $11.171618	129,465.970 84,420.926 28,670.208	1,292.062 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.560096 $11.803072 $10.000000	$13.162311 $12.560096 $11.803072	386,765.862 183,200.735 88,512.783	13,108.322 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.915654 $11.904007 $10.000000	$12.850493 $12.915654 $11.904007	277,566.627 127,507.280 44,091.114	7,079.262 1,191.830 0.000
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.725270 $11.234562 $10.000000	$10.042032 $10.725270 $11.234562	341,886.626 117,470.611 31,502.074	2,796.999 15,699.939 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$11.992238 $11.081541 $10.000000	$11.838471 $11.992238 $11.081541	64,828.891 45,719.731 13,141.248	2,177.606 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.100859 $11.928611 $10.000000	$12.939961 $13.100859 $11.928611	616,608.706 279,874.719 96,693.583	37,643.192 21,243.648 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.877596 $12.347138 $10.000000	$12.460505 $12.877596 $12.347138	178,370.115 85,846.326 39,168.540	25,487.520 233.954 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.281457 $11.722328 $10.000000	$11.695015 $12.281457 $11.722328	130,608.979 76,688.615 45,387.595	708.193 13,110.657 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$10.999388 $10.663753 $10.000000	$10.652772 $10.999388 $10.663753	21,957.091 16,401.849 5,693.321	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.729250 $9.890633 $10.000000	$9.570501 $9.729250 $9.890633	256,144.371 272,381.377 273,237.858	123,950.244 129,198.067 54,116.854
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	384,028.451 268,489.196 304,703.505	61,862.441 39,148.002 17,890.737
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.796865 $9.538127 $10.000000	$9.619634 $9.796865 $9.538127	207,941.319 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999548	$9.513983	137,851.607	2,591.378
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.083675	$10.099672	856,205.460	115,304.740
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.294434	$10.327498	5,248,318.848	382,773.770
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.0625854	$10.675723	2,283,550.929	79,227.937
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.763329 $11.592033 $10.000000	$12.073363 $12.763329 $11.592033	106,385.902 70,215.684 29,345.321	61,101.456 735.115 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.677395 $10.678265 $10.000000	$10.373728 $10.677395 $10.678265	303,497.161 231,604.940 152,276.630	8,098.932 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.905604 $10.580949	$10.713764 $10.905604	1,763,861.611 1,477,360.858	237,385.769 210,272.067
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.218080 $9.169134 $10.000000	$9.963197 $10.218080 $9.169134	106,212.446 65,088.757 25,062.523	1,088.278 290.463 0.000
44

X-Share —  (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.065997 $12.298900 $10.000000	$11.243877 $12.065997 $12.298900	102,490.632 51,016.607 20,575.953	263.805 244.915 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.551757 $12.548831 $10.000000	$14.811120 $13.551757 $12.548831	90,136.861 27,832.345 8,425.958	32,628.453 13,767.379 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.156025 $11.735537 $10.000000	$12.894815 $13.156025 $11.735537	58,688.900 46,929.107 20,380.021	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.148614 $11.625085 $10.000000	$12.553342 $13.148614 $11.625085	364,683.580 179,960.749 41,446.858	25,749.865 14,642.890 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.103599	$10.568615	1,961,794.390	176,698.012
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.764074 $10.467013 $10.000000	$10.400519 $10.764074 $10.467013	8,441,505.556 5,869,627.642 1,726,331.463	503,966.935 328,294.369 116,149.251
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.577824 $10.218227 $10.000000	$10.333155 $10.577824 $10.218227	883,815.205 645,122.969 239,796.021	170,754.765 166,405.891 57,881.192
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.196321 $10.947869 $10.000000	$10.626009 $11.196321 $10.947869	4,554,813.515 3,576,273.140 969,869.167	550,928.252 496,920.946 210,717.506
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.319130 $11.090899 $10.000000	$10.125599 $10.319130 $11.090899	98,424.016 29,813.216 11,128.316	32,549.782 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.168189 $13.615904 $10.000000	$15.532106 $14.168189 $13.615904	77,858.122 41,984.642 21,779.951	188.886 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.795954	$9.622392	796,238.145	119,813.991
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.701153	$9.993076	3,239,400.920	140,604.449
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.526940 $12.136615 $10.000000	$11.985086 $12.526940 $12.136615	112,488.186 78,004.681 42,702.022	14,949.583 7,425.367 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.432961 $12.853885 $10.000000	$13.497831 $13.432961 $12.853885	392,039.879 179,964.924 39,600.053	24,465.957 14,129.806 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.848437 $11.902102 $10.000000	$12.406103 $12.848437 $11.902102	63,474.880 22,093.884 6,590.024	0.000 14,409.570 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.450790 $11.228868 $10.000000	$10.386586 $10.450790 $11.228868	48,287.686 16,873.801 4,438.711	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.744236 $9.880400 $10.000000	$9.612829 $9.744236 $9.880400	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.477854 $11.690449 $10.000000	$12.281592 $12.477854 $11.690449	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.020441 $11.943257 $10.000000	$13.653984 $13.020441 $11.943257	143,528.414 66,253.371 66,386.607	30,544.032 0.000 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025918	$9.171584	0.000	0.000
45

X-Share —  (Continued)
		Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094748	$9.248473	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024820	$9.574028	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052137	$9.474537	0.000	0.000

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.305513 $10.736082 $10.000000	$11.258732 $11.305513 $10.736082	3,854.136 5,712.878 2,961.832	0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date May 1, 2013	2015 2014 2013	$12.920273 $12.000655 $10.000000	$12.909472 $12.920273 $12.000655	11,596.999 7,292.741 5,060.065	0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$11.575911 $11.182807 $10.000000	$11.528463 $11.575911 $11.182807	42,887.643 27,674.658 5,460.794	0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.591497 $11.814889 $10.000000	$13.214983 $12.591497 $11.814889	19,646.958 16,705.093 5,605.280	2,808.820 2,911.497 2,109.894
American Funds - Growth-Income FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$12.947953 $11.915942 $10.000000	$12.901927 $12.947953 $11.915942	53,371.657 25,761.866 2,342.830	6,533.750 3,655.888 1,063.820
American Funds - International FundSM - Class 2(2) Subaccount inception date May 1, 2013	2015 2014 2013	$10.752102 $11.245813 $10.000000	$10.082239 $10.752102 $11.245813	37,311.146 13,850.687 4,393.718	2,783.824 2,593.533 1,087.418
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.022287 $11.092651 $10.000000	$11.885961 $12.022287 $11.092651	38,368.522 27,202.761 787.780	1,432.564 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$13.133689 $11.940572 $10.000000	$12.991871 $13.133689 $11.940572	70,207.323 40,929.381 2,648.529	1,298.145 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.909862 $12.359513 $10.000000	$12.510483 $12.909862 $12.359513	27,524.821 17,024.895 6,157.133	1,297.454 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date May 1, 2013	2015 2014 2013	$12.312232 $11.734088 $10.000000	$11.741933 $12.312232 $11.734088	7,672.671 2,322.768 329.048	2,731.268 0.000 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception date May 1, 2013	2015 2014 2013	$11.026900 $10.674440 $10.000000	$10.695419 $11.026900 $10.674440	8,158.155 0.000 0.000	0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(3) Subaccount inception date May 1, 2013	2015 2014 2013	$9.753638 $9.900559 $10.000000	$9.608897 $9.753638 $9.900559	280,150.191 225,841.736 165,630.010	14,445.096 47,232.910 5,372.471
TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	132,788.810 97,541.816 64,588.028	175,241.105 556.768 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$9.821416 $9.547700 $10.000000	$9.658209 $9.821416 $9.547700	0.000 0.000 0.000	0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999589	$9.523565	154,755.213	0.000
TA Asset Allocation - Conservative - Service Class(4) Subaccount inception date December 22, 2015	2015	$10.123783	$10.140218	298,760.640	6,446.225
46

X-Share —  (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Asset Allocation - Moderate - Service Class(5) Subaccount inception date December 22, 2015	2015	$10.335349	$10.368927	1,750,782.475	28,690.952
TA Asset Allocation - Moderate Growth - Service Class(6) Subaccount inception date December 22, 2015	2015	$10.668096	$10.718558	663,103.276	47,077.128
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.795301 $11.603659 $10.000000	$12.121779 $12.795301 $11.603659	17,505.163 26,922.556 1,618.992	3,037.201 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.704160 $10.688977 $10.000000	$10.415362 $10.704160 $10.688977	94,909.792 34,490.769 5,947.822	3,458.811 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date April 29, 2014	2015 2014	$10.932929 $10.596743	$10.756731 $10.932929	791,918.911 575,485.283	30,150.214 38,773.744
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.243698 $9.178335 $10.000000	$10.003181 $10.243698 $9.178335	37,615.367 12,732.147 2,807.881	2,628.568 1,651.335 0.000
TA Janus Mid-Cap Growth - Service Class(7) Subaccount inception date May 1, 2013	2015 2014 2013	$12.096220 $12.311215 $10.000000	$11.288974 $12.096220 $12.311215	3,851.557 1,233.186 2,596.771	0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.585709 $12.561405 $10.000000	$14.870510 $13.585709 $12.561405	74,367.030 2,945.908 3,295.572	0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.188990 $11.747303 $10.000000	$12.946539 $13.188990 $11.747303	8,182.746 2,074.721 0.000	0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.181537 $11.636728 $10.000000	$12.603680 $13.181537 $11.636728	27,815.391 20,951.676 2,471.024	2,318.462 2,384.885 1,069.548
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$11.136967	$10.611010	873,993.923	69,468.896
TA Managed Risk - Balanced ETF - Service Class(8) Subaccount inception date May 1, 2013	2015 2014 2013	$10.791045 $10.477507 $10.000000	$10.442242 $10.791045 $10.477507	2,328,082.359 1,646,991.494 405,855.260	167,053.855 78,713.321 2,193.374
TA Managed Risk - Conservative ETF - Service Class(9) Subaccount inception date May 1, 2013	2015 2014 2013	$10.604339 $10.228484 $10.000000	$10.374622 $10.604339 $10.228484	539,455.465 428,411.367 298,286.411	22,285.762 16,455.516 15,489.309
TA Managed Risk - Growth ETF - Service Class(10) Subaccount inception date May 1, 2013	2015 2014 2013	$11.224368 $10.958846 $10.000000	$10.668632 $11.224368 $10.958846	1,570,746.346 1,260,467.572 386,346.006	151,303.992 92,786.203 28,550.047
TA MFS International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.344990 $11.102015 $10.000000	$10.166224 $10.344990 $11.102015	19,272.819 14,411.718 902.411	2,289.919 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$14.203680 $13.629550 $10.000000	$15.594387 $14.203680 $13.629550	32,460.757 15,492.823 13,726.551	2,341.804 2,463.820 0.000
TA Multi-Manager Alternative Strategies Subaccount inception date November 4, 2013	2015 2014 2013	$10.360804 $10.215816 $10.000000	$9.633965 $10.360804 $10.215816	97.291 85.504 0.000	0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2015	2015	$9.825389	$9.660981	343,365.880	13,091.647
TA QS Investors Active Asset Allocation - Moderate - Service Class(11) Subaccount inception date May 1, 2015	2015	$10.733291	$10.033147	889,317.117	42,527.308
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.558326 $12.148774 $10.000000	$12.033157 $12.558326 $12.148774	45,127.295 12,120.022 0.000	2,969.807 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.466613 $12.866763 $10.000000	$13.551960 $13.466613 $12.866763	24,179.915 17,924.395 11,818.614	2,158.403 2,306.665 981.351
47

X-Share —  (Continued)
		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
TA Torray Concentrated Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.880606 $11.914030 $10.000000	$12.455840 $12.880606 $11.914030	1,076.790 2,080.534 2,317.261	0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$10.476993 $11.240128 $10.000000	$10.428264 $10.476993 $11.240128	29,318.727 1,195.579 0.000	0.000 0.000 0.000
TA Voya Limited Maturity Bond Subaccount inception date May 1, 2013	2015 2014 2013	$9.768667 $9.890320 $10.000000	$9.651400 $9.768667 $9.890320	0.000 0.000 0.000	0.000 0.000 0.000
TA Voya Mid Cap Opportunities - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$12.509117 $11.702162 $10.000000	$12.330858 $12.509117 $11.702162	0.000 0.000 0.000	0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date May 1, 2013	2015 2014 2013	$13.053061 $11.955227 $10.000000	$13.708735 $13.053061 $11.955227	10,689.182 4,947.493 0.000	1,306.023 1,361.806 0.000
Voya Global Perspectives - Class S Subaccount inception date May 1, 2015	2015	$10.025959	$9.180833	0.000	0.000
Voya Large Cap Value - Class S Subaccount inception date May 1, 2015	2015	$10.094789	$9.257796	0.000	0.000
Voya Strategic Allocation Conservative - Class S Subaccount inception date May 1, 2015	2015	$10.024861	$9.583679	0.000	0.000
Voya Strategic Allocation Moderate - Class S Subaccount inception date May 1, 2015	2015	$10.052178	$9.484091	0.000	0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective December 23, 2015, TA Asset Allocation – Conservative was added.
(5)	Effective December 23, 2015, TA Asset Allocation – Moderate was added.
(6)	Effective December 23, 2015, TA Asset Allocation – Moderate Growth was added.
(7)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(8)	Formerly known as TA Vanguard ETF - Balanced.
(9)	Formerly known as TA Vanguard ETF - Conservative.
(10)	Formerly known as TA Vanguard ETF – Growth.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
48

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
New York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
49

FINANCIAL STATEMENTS AND SCHEDULES –

STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2015, 2014 and 2013

Independent Auditor’s Report

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company, which comprise the statutory balance sheets as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flow for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

1

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Stonebridge Life Insurance Company into the Company on October 1, 2015 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance as of December 31, 2015 and 2014 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and 2014 and for the years then ended. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2016

2

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company, which comprise the statement of operations, changes in capital and surplus, and cash flows for the year ended December 31, 2013, and the related notes to the financial statements. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Iowa the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

3

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flows of Transamerica Life Insurance Company for the year ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Transamerica Life Insurance Company for the year ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

April 25, 2016

4

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$2,260,958	$3,176,361
Bonds:
Affiliated entities	63,750	69,250
Unaffiliated entities	34,033,320	35,616,361
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated entities	99,102	114,030
Common stocks:
Affiliated entities (cost: 2015 - $1,328,112; 2014 - $1,442,034)	1,961,018	1,819,247
Unaffiliated entities (cost: 2015 - $111,416; 2014 - $118,570)	126,649	134,459
Mortgage loans on real estate	5,363,099	5,544,697
Real estate, at cost less accumulated depreciation (2015 - $67,364; 2014 - $59,378):
Home office properties	94,268	86,121
Investment properties	8,132	8,069
Properties held for sale	29,115	6,465
Policy loans	649,738	684,307
Receivables for securities	17,469	3,126
Securities lending reinvested collateral assets	2,760,922	2,906,259
Derivatives	1,157,993	1,033,680
Collateral balance	18,789	413
Other invested assets	2,653,261	1,733,562

Total cash and invested assets	51,304,745	52,943,569
Accrued investment income	474,170	454,729
Cash surrender value of life insurance policies	338,835	333,249
Premiums deferred and uncollected	139,516	203,170
Current federal income tax recoverable	230,939	3,213
Net deferred income tax asset	758,152	729,877
Reinsurance receivable	90,803	243,001
Receivable from parent, subsidiaries and affiliates	74,424	166,327
Accounts receivable	206,315	270,916
General agents pension fund	48,200	50,472
Reinsurance deposit receivable	203,429	190,564
Amounts incurred under modified coinsurance agreement	5,729	13,259
Health care receivable	12,735	8,997
Goodwill	6,322	13,269
Other assets	12,913	11,879
Separate account assets	72,128,772	70,574,605

Total admitted assets	$126,035,999	$126,211,096

5

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,303,618	$15,192,568
Annuity	14,746,039	16,342,660
Accident and health	4,824,046	4,520,974
Policy and contract claim reserves:
Life	342,094	282,636
Accident and health	259,538	258,564
Liability for deposit-type contracts	2,738,140	3,068,610
Other policyholders’ funds	18,987	22,811
Federal income taxes payable	—	9,953
Municipal reverse repurchase agreements	90,299	89,271
Remittances and items not allocated	246,332	302,828
Case level liability	1,606	1,858
Payable for derivative cash collateral	1,057,984	1,244,697
Asset valuation reserve	740,321	747,986
Interest maintenance reserve	967,414	1,100,674
Funds held under reinsurance treaties	4,214,772	3,334,378
Reinsurance in unauthorized reinsurers	1,259	1,083
Commissions and expense allowances payable on reinsurance assumed	30,336	30,545
Payable to parent, subsidiaries and affiliates	18,965	9,820
Payable for securities	504	1,638
Payable for securities lending	2,760,922	2,906,259
Borrowed money	496,528	465,485
Transfers from separate accounts due or accrued (including $(1,605,567) and $(1,540,831) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2015 and 2014, respectively)	(1,633,424)	(1,542,561)
Amounts withheld or retained	175,597	196,080
General expenses due or accrued	149,313	124,127
Derivatives	795,914	725,892
Other liabilities	218,198	308,430
Separate account liabilities	72,012,055	70,464,700

Total liabilities	120,577,357	120,211,966
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2015 and 2014	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2015 and 2014; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and outstanding (total liquidation value - $1,171,540) at December 31, 2015 and 2014	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2015 and 2014	(58,000)	(58,000)
Surplus notes	150,000	150,000
ACA section 9010 estimated assessment	2,292	667
Paid-in surplus	3,102,701	3,416,086
Unassigned surplus	2,253,290	2,482,018

Total capital and surplus	5,458,642	5,999,130

Total liabilities and capital and surplus	$126,035,999	$126,211,096

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,118,724	$2,379,691	$1,361,294
Annuity	12,918,362	16,651,064	13,493,424
Accident and health	771,929	(2,795,472)	1,041,046
Net investment income	2,323,782	2,354,940	2,466,599
Amortization of interest maintenance reserve	93,679	43,809	51,498
Commissions and expense allowances on reinsurance ceded	581,925	89,276	604,987
Income from fees associated with investment management, administration and contract guarantees for separate accounts	1,187,712	978,879	759,484
Reserve adjustment on reinsurance ceded	(193,428)	3,765,251	(82,824)
IMR adjustment due to reinsurance	—	—	(1,535)
Consideration received on reinsurance recapture and novations	310	195,620	244,868
Income from administrative service agreement with affiliate	133,831	124,653	96,209
Other income	141,506	116,319	112,888

	19,078,332	23,904,030	20,147,938
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,376,211	1,295,905	1,166,371
Accident and health benefits	427,224	750,045	638,530
Annuity benefits	1,163,511	1,088,046	1,061,005
Surrender benefits	9,667,641	7,886,427	6,570,791
Other benefits	120,092	133,789	167,762
Increase (decrease) in aggregate reserves for policies and contracts:
Life	124,129	(212,366)	412,392
Annuity	(1,579,370)	1,287,318	(811,514)
Accident and health	304,113	143,401	138,092

	11,603,551	12,372,565	9,343,429
Insurance expenses:
Commissions	1,324,143	1,487,608	1,310,203
General insurance expenses	913,523	950,792	901,733
Taxes, licenses and fees	127,045	131,968	101,713
Net transfers to separate accounts	5,151,857	8,510,556	7,252,579
Change in case level liability	(252)	(827)	(1,011)
Funds withheld on ceded investment income	122,167	316,060	329,835
Consideration paid on reinsurance recapture transactions	861	67,769	—
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(228,984)	(243,577)	(234,885)
Other benefits and expenses	(990)	5,487	(4,741)

	7,409,370	11,225,836	9,655,426

Total benefits and expenses	19,012,921	23,598,401	18,998,855

Gain from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital (losses) gains on investments	$65,411	$305,629	$1,149,083

7

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Dividends to policyholders	$5,894	$8,045	$8,579

Gain from operations before federal income tax (benefit) expense and net realized capital (losses) gains on investments	59,517	297,584	1,140,504
Federal income tax (benefit) expense	(32,278)	250,565	(280,164)

Gain from operations before net realized capital (losses) gains on investments	91,795	47,019	1,420,668
Net realized capital (losses) gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(342,668)	288,404	(1,281,444)

Net (loss) income	$(250,873)	$335,423	$139,224

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2013
As originally presented	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563
Merger of Stonebridge Life Insurance Company (SLIC)	2,500	—	—	—	—	33,083	78,163	113,746
Merger adjustment - retire SLIC stock	(2,500)	—	—	—	—	2,500	—	—

Balance at January 1, 2013	$6,762	$1,597	$(58,000)	$—	$150,000	$3,381,648	$2,102,302	$5,584,309
Net income	—	—	—	—	—	—	139,224	139,224
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(331,618)	(331,618)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	(12,070)	(12,070)
Change in net deferred income tax asset	—	—	—	—	—	—	16,108	16,108
Change in other nonadmitted assets	—	—	—	—	—	—	(303,228)	(303,228)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	68	68
Change in asset valuation reserve	—	—	—	—	—	—	56,910	56,910
Change in surplus in separate accounts	—	—	—	—	—	—	23,962	23,962
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(184,756)	(184,756)
Dividends to stockholders	—	—	—	—	—	—	(200,000)	(200,000)
Correction of error - AG 38 reserve adjustment	—	—	—	—	—	—	(35,000)	(35,000)
Long-term incentive compensation	—	—	—	—	—	28,886	—	28,886

Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$—	$150,000	$3,410,534	$1,271,902	$4,782,795
Net income	—	—	—	—	—	—	335,423	335,423
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	902,174	902,174
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(11,686)	(11,686)
Change in net deferred income tax asset	—	—	—	—	—	—	(315,714)	(315,714)
Change in other nonadmitted assets	—	—	—	—	—	—	417,612	417,612
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(638)	(638)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	25,031	25,031
Change in asset valuation reserve	—	—	—	—	—	—	127,971	127,971
Change in surplus in separate accounts	—	—	—	—	—	—	10,402	10,402
Change in surplus as a result of reinsurance	—	—	—	—	—	—	224,000	224,000
ACA section 9010 estimated assessment	—	—	—	667	—	—	(667)	—
Dividends to stockholders	—	—	—	—	—	—	(450,000)	(450,000)
Correction of error - reinsurance adjustment	—	—	—	—	—	—	(53,792)	(53,792)
Long-term incentive compensation	—	—	—	—	—	5,552	—	5,552

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$667	$150,000	$3,416,086	$2,482,018	$5,999,130

9

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus —   Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$667	$150,000	$3,416,086	$2,482,018	5,999,130
Net loss	—	—	—	—	—	—	(250,873)	(250,873)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	95,872	95,872
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(15,245)	(15,245)
Change in net deferred income tax asset	—	—	—	—	—	—	310,168	310,168
Change in other nonadmitted assets	—	—	—	—	—	—	(300,087)	(300,087)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(177)	(177)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	20,999	20,999
Change in asset valuation reserve	—	—	—	—	—	—	7,665	7,665
Change in surplus in separate accounts	—	—	—	—	—	—	6,858	6,858
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(108,266)	(108,266)
Cumulative effect of change in accounting principle	—	—	—	—	—	—	(5,218)	(5,218)
ACA section 9010 estimated assessment	—	—	—	1,625	—	—	(1,625)	—
Correction of error - Variable annuity reserves	—	—	—	—	—	—	16,713	16,713
Correction of error - Tax reclass	—	—	—	—	—	—	8,833	8,833
Miscellaneous loss on trust dissolution	—	—	—	—	—	—	(479)	(479)
Correction of error - Ceded life reserves	—	—	—	—	—	—	(13,866)	(13,866)
Return of Capital	—	—	—	—	—	(300,000)	—	(300,000)
Long-term incentive compensation	—	—	—	—	—	(13,385)	—	(13,385)

Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$2,292	$150,000	$3,102,701	$2,253,290	$5,458,642

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Operating activities
Premiums collected, net of reinsurance	$14,871,934	$16,185,835	$15,886,990
Net investment income received	2,302,921	2,375,006	2,504,353
Miscellaneous income	1,708,354	5,290,177	1,306,159
Benefit and loss related payments	(12,619,288)	(11,090,906)	(9,566,898)
Net transfers to separate accounts	(5,214,382)	(8,823,507)	(5,937,543)
Commissions, expenses paid and aggregate write-ins for deductions	(2,260,757)	(2,395,866)	(3,796,000)
Dividends paid to policyholders	(7,743)	(8,250)	(8,782)
Federal income taxes (paid) received	(251,867)	(284,359)	145,715

Net cash (used in) provided by operating activities	(1,470,828)	1,248,130	533,994
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	13,571,823	8,304,366	7,708,607
Common stocks	11,226	66,699	65,913
Preferred stocks	42,423	40,778	13,742
Mortgage loans	881,722	1,040,891	1,093,623
Real estate and properties held for sale	—	28,084	3,900
Other invested assets	614,621	635,395	600,484
Receivable for securities	—	53,236	10,656
Securities lending reinvested collateral assets	145,338	347,507	—
Derivatives	—	255,580	—
Miscellaneous proceeds	17,778	64,546	24,314

Total investment proceeds	15,284,931	10,837,082	9,521,239
Costs of investments acquired:
Bonds	(11,977,145)	(6,189,650)	(7,234,551)
Common stocks	(6,827)	(287,020)	(11,061)
Preferred stocks	(17,361)	(19,994)	(36,314)
Mortgage loans	(733,005)	(853,948)	(972,777)
Real estate and properties held for sale	(10,202)	(13,410)	(3,430)
Other invested assets	(1,516,458)	(239,060)	(191,698)
Payable for securities	(15,477)	(18,033)	(53,236)
Derivatives	(455,642)	—	(1,312,329)
Securities lending reinvested collateral assets	—	—	(1,032,618)
Miscellaneous applications	(229,915)	(73,831)	(28,640)

Total cost of investments acquired	(14,962,032)	(7,694,946)	(10,876,654)
Net decrease in policy loans	34,569	32,399	22,425

Net cost of investments acquired	(14,927,463)	(7,662,547)	(10,854,229)

Net cash provided by (used in) investing activities	357,468	3,174,535	(1,332,990)

11

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(328,706)	$(625,004)	$(1,558,549)
Net change in:
Borrowed funds	30,507	201,999	176,810
Funds held under reinsurance treaties with unauthorized reinsurers	514,297	(2,878,792)	(741,291)
Receivable from parent, subsidiaries and affiliates	91,903	(135,359)	20,278
Payable to parent, subsidiaries and affiliates	9,145	(17,220)	14,369
Payable for securities lending	(145,338)	(347,507)	1,032,618
Other cash provided	353,362	1,004,392	(381,391)
Dividends paid to stockholders	—	(450,000)	(200,000)
Capital contribution provided	(327,213)	(14,681)	(1,296)

Net cash provided by (used in) financing and miscellaneous activities	197,957	(3,262,172)	(1,638,452)

Net (decrease) increase in cash, cash equivalents and short-term investments	(915,403)	1,160,493	(2,437,448)
Cash, cash equivalents and short-term investments:
Beginning of year	3,176,361	2,015,868	4,453,316

End of year	$2,260,958	$3,176,361	$2,015,868

See accompanying notes.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2015

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of SLIC were carried forward to the merged company. As a result of the merger, SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Summarized audited financial information for the Company and SLIC presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2015	Year Ended December 31 2014	Year Ended December 31 2013
	Unaudited
Revenues:
Company	$14,921,878	$23,349,063	$19,645,348
SLIC	421,042	554,967	502,590
Change in deferred tax admissibility due to merger	—	—	—

	$15,342,920	$23,904,030	$20,147,938

Net income (loss):
Company	$(92,904)	$233,554	$57,535
SLIC	63,872	101,869	81,689
Change in deferred tax admissibility due to merger	—	—	—

	$(29,032)	$335,423	$139,224

	September 30 2015	December 31 2014	December 31 2013
	Unaudited
Assets:
Company	$121,939,748	$124,486,493	$115,276,063
SLIC	1,724,979	1,711,257	1,739,574
Change in deferred tax admissibility due to merger	—	13,346	(40,326)

	$123,664,727	$126,211,096	$116,975,311

Liabilities:
Company	$115,784,340	$118,651,156	$110,558,210
SLIC	1,512,145	1,560,810	1,634,306
Change in deferred tax admissibility due to merger	—	—	—

	$117,296,485	$120,211,966	$112,192,516

Capital and surplus:
Company	$6,155,408	$5,835,337	$4,717,853
SLIC	212,834	150,447	105,268
Change in deferred tax admissibility due to merger	—	13,346	(40,326)

	$6,368,242	$5,999,130	$4,782,795

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$38,805
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$84,556
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$86,744
SB Frazer Owner, LLC (SB Frazer)	$17,722

The financial statements for these entities are not audited. Instead, under the look-through approach, the Company is using the value of the underlying investments owned by these entities, limited to those investments for which audited financial statements are obtained. All liabilities, commitments, contingencies, guarantees or obligations of these entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2, REAP 3, REAP 4 HR, and SB Frazer, if not already recorded in their financial statements.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2015 and 2014 was $904 and $1,242, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2015 and 2014, the Company excluded investment income due and accrued of $3,563 and $1,870, respectively, with respect to such practices.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur,

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $4,225 for the year ended December 31, 2015 related to these warrants.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $12,203,423, $13,127,468 and $12,450,327 in 2015, 2014 and 2013, respectively. In addition, the Company received $1,187,712, $978,879 and $759,484 in 2015, 2014 and 2013, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$781,155	$285,156	$495,999
2014 and prior	1,203,942	(206,782)	120,201	876,959

	1,203,942	$574,373	$405,357	1,372,958

Active life reserve	3,575,596			3,710,626

Total accident and health reserves	$4,779,538			$5,083,584

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2014
2014	$—	777,777	304,797	$472,980
2013 and prior	1,110,303	25,570	404,911	730,962

	1,110,303	$803,347	$709,708	1,203,942

Active life reserve	3,485,497			3,575,596

Total accident and health reserves	$4,595,800			$4,779,538

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s unpaid claims reserve was (decreased) increased by ($206,782) and $25,570 for the years ended December 31, 2015 and 2014, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2015 was primarily attributable to an affiliated modified coinsurance reinsurance agreement which went into effect on December 31, 2014 and the change in 2014 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2015 and 2014 was $35,337 and $30,959, respectively. The Company incurred $24,766 and paid $20,388 of claim adjustment expenses during 2015, of which $13,485 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $25,596 and paid $22,930 of claim adjustment expenses during 2014, of which $13,012 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2015 or 2014.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of ($13,395), $5,552 and $28,886 for the years ended December 31, 2015, 2014 and 2013, respectively.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Recent Accounting Pronouncements

Effective January 1, 2015, the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance did not impact to the financial position or results of operations of the Company.

Effective December 31, 2014, the Company adopted revisions to SSAP No. 104R, Share-Based Payments, which provided guidance for share-based payments transactions with non-employees. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which established accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in ASU 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which required Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the financial position or results of operations of the Company.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2013 the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, which incorporated subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the Company’s financial position or results of operations as revisions relate to disclosures only. See Note 15 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14, and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other post retirement plans as sponsored by TA Corp.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly-owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by TA Corp as an admissible asset, whereas SSAP No. 97 would not allow the admissibility of the parental guarantee.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of the structured note in the equity value calculation of TLIC Oakbrook Reinsurance, Inc. (TORI), a wholly-owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TORI at a value equal to the audited statutory surplus of TORI, which includes the structured note as an admissible asset, whereas SSAP No. 97 would not allow the admissibility of the structured note.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly-owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited U.S. statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2015	2014	2013
Net (loss) income, State of Iowa basis	$(250,873)	$335,423	$139,224
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for structured note	—	—	—
State permitted practice for TLB	—	—	—

Net (loss) income, NAIC SAP	$(250,873)	$335,423	$139,224

Statutory surplus, State of Iowa basis	$5,458,642	$5,999,130	$4,823,121
State prescribed practice for parental guarantee	(869,844)	(817,285)	(751,027)
State prescribed practice for structured note	(132,955)	(113,677)	—
State permitted practice for TLB	74,225	62,284	51,123

Statutory surplus, NAIC SAP	$4,530,068	$5,130,452	$4,123,217

The Company previously disclosed a state prescribed practice for secondary guarantee reinsurance. The prescribed practice entitled the Company to take reserve credit for such reinsurance contracts in the amount equal to the portion of the reserves attributable to the secondary guarantee. As a result of the NAIC adopting Actuarial Guideline XXXXVIII (AG48) during 2014, the previously disclosed prescribed practice is no longer necessary.

3. Accounting Changes and Correction of Errors

During 2015, the Company discovered errors in the calculation of ceded reserves on certain substandard and disabled life policies which caused an overstatement of these reserves since 2011. The cumulative pre-tax effect of these errors was a decrease to equity of $13,866 and was reflected as a correction of an error in the 2015 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

As a result of the Company’s model validation initiative performed in 2015, the Company determined that its aggregate life reserves were overstated by $16,713 relating to prior years. This was corrected in 2015 and was reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2015, it was discovered that a 2014 intercompany transfer of taxes payable was booked incorrectly, resulting in an incorrect equity distribution to a non-insurance affiliate of $8,833. This was corrected in 2015 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company made a change in valuation bases relating to its long-term care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first principles approach. This change resulted in an increase in A&H reserves of $5,946 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $12,464 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $5,114 and the uncollected premium asset of $104. These amounts were charged to surplus and are reported as a cumulative effect of changes in accounting principle in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company identified simplifications and mapping errors in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on some universal life policies. The change in valuation process resulted in a decrease to reserves of $14,481 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was reflected as a correction of an error in the 2014 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

Prior to its merger in 2015 with the Company, during 2014, Stonebridge Life Insurance Company (SLIC) discovered that the accounting entries had not been recorded to the ledger when a block of escheated policies were entered into the claims administration system in 2013. The impact of not recording these entries to the ledger was an understatement of the claims liability of $2,900, an understatement of current federal

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income taxes recoverable of $1,015, an overstatement of net deferred income taxes of $1,298, and an overstatement of capital and surplus of $3,183 as of December 31, 2013. This was corrected in 2014 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2013, the Company determined the correct data had not been utilized in the stand-alone asset adequacy analysis as defined under Actuarial Guideline XXXVIII section 8C (AG38 8C). If the correct data had been used, the additional asset adequacy reserve as of December 31, 2012 would have been $35,000 higher. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2015 and 2014, respectively:

	December 31 2015
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,995,421	$1,995,421	$—	$1,995,421	$—	$—
Short-term notes receivable from affiliates	278,771	278,771	—	278,771	—	—
Bonds	36,497,577	34,097,070	6,841,379	28,754,692	901,506	—
Preferred stocks, other than affiliates	97,770	99,102	—	97,770	—	—
Common stocks, other than affiliates	126,649	126,649	8,239	71	118,339	—
Mortgage loans on real estate	5,657,436	5,363,099	—	—	5,657,436	—
Other invested assets	152,140	133,087	—	142,831	9,309	—
Options	399,911	399,911	—	399,911	—	—
Interest rate swaps	668,643	543,001	—	646,960	21,683	—
Currency swaps	28,988	26,378	—	28,988	—	—
Credit default swaps	37,808	32,968	—	37,808	—	—
Equity swaps	155,735	155,735	—	155,735	—	—
Policy loans	649,738	649,738	—	649,738	—	—
Securities lending reinvested collateral	2,760,922	2,760,922	—	2,760,922	—	—
Receivable from parent, subsidiaries and affiliates	74,424	74,424	—	74,424	—	—
Separate account assets	72,154,755	72,127,543	68,354,452	3,762,211	38,092	—
Liabilities
Investment contract liabilities	12,911,523	11,852,454	—	276,950	12,634,573	—
Options	178,638	178,638	—	178,638	—	—
Interest rate swaps	(484,994)	429,751	—	(520,103)	35,109	—
Currency swaps	38,722	46,656	—	38,722	—	—
Credit default swaps	13,862	27,180	—	13,862	—	—
Equity swaps	113,689	113,689	—	113,689	—	—
Payable to parent, subsidiaries and affiliates	18,965	18,965	—	18,965	—	—
Separate account annuity liabilities	63,493,519	63,507,470	983	63,428,222	64,314	—
Surplus notes	164,418	150,000	—	164,418	—	—

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2014
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,385,298	$2,385,298	$—	$2,385,298	$—	$—
Short-term notes receivable from affiliates	645,800	645,800	—	645,800	—	—
Bonds	39,764,671	35,685,611	5,405,832	33,274,820	1,084,019	—
Preferred stocks, other than affiliates	120,456	114,030	—	110,026	10,430	—
Common stocks, other than affiliates	134,459	134,459	16,327	71	118,061	—
Mortgage loans on real estate	5,980,129	5,544,697	—	—	5,980,129	—
Other invested assets	175,631	150,385	—	155,996	19,635	—
Options	345,970	345,970	—	339,136	6,834	—
Interest rate swaps	742,981	620,611	—	658,317	84,664	—
Currency swaps	12,214	12,038	—	12,214	—	—
Credit default swaps	33,512	21,721	—	33,512	—	—
Equity swaps	33,340	33,340	—	33,340	—	—
Policy loans	684,307	684,307	—	684,307	—	—
Securities lending reinvested collateral	2,905,729	2,906,259	—	2,905,729	—	—
Receivable from parent, subsidiaries and affiliates	166,327	166,327	—	166,327	—	—
Separate account assets	70,625,626	70,565,310	66,458,566	4,150,359	16,701	—
Liabilities
Investment contract liabilities	14,657,887	13,633,992	—	305,922	14,351,965	—
Options	171,567	171,567	—	171,567	—	—
Interest rate swaps	(668,028)	292,496	—	(668,601)	573	—
Currency swaps	19,182	31,406	—	19,182	—	—
Credit default swaps	(18,900)	23,201	—	(18,900)	—	—
Equity swaps	207,222	207,222	—	207,222	—	—
Payable to parent, subsidiaries and affiliates	9,820	9,820	—	9,820	—	—
Separate account annuity liabilities	62,086,776	62,086,109	—	61,978,841	107,935	—
Surplus notes	168,825	150,000	—	168,825	—	—

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and 2014:

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,094	$—	$1,094
Industrial and miscellaneous	—	10,588	22,878	33,466

Total bonds	—	11,682	22,878	34,560

Common stock
Mutual funds	5,823	69	—	5,892
Industrial and miscellaneous	2,416	2	118,339	120,757

Total common stock	8,239	71	118,339	126,649

Short-term investments and cash equivalents
Government	—	94,915	—	94,915
Industrial and miscellaneous	—	1,349,518	—	1,349,518
Mutual funds	—	526,117	—	526,117
Intercompany notes receivable	—	278,771	—	278,771
Sweep accounts	—	24,871	—	24,871

Total short-term investments and cash equivalents	—	2,274,192	—	2,274,192

Securities lending reinvested collateral	—	2,760,922	—	2,760,922
Derivative assets	—	1,078,404	21,683	1,100,087
Separate account assets	68,338,600	2,670,280	32,569	71,041,449

Total assets	$68,346,839	$8,795,551	$195,469	$77,337,859

Liabilities:
Derivative liabilities	$—	$670,145	$35,109	$705,254
Separate account liabilities	983	965	—	1,948

Total liabilities	$983	$671,110	$35,109	$707,202

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$22,955	$—	$22,955
Industrial and miscellaneous	4,440	35,938	22,654	63,032

Total bonds	4,440	58,893	22,654	85,987

Preferred stock
Industrial and miscellaneous	—	1,624	164	1,788

Total preferred stock	—	1,624	164	1,788

Common stock
Mutual funds	7,000	69	—	7,069
Industrial and miscellaneous	9,327	2	118,061	127,390

Total common stock	16,327	71	118,061	134,459

Short-term investments and cash equivalents
Government	—	90,248	—	90,248
Industrial and miscellaneous	—	1,598,791	—	1,598,791
Mutual funds	—	666,448	—	666,448
Intercompany notes receivable	—	645,800	—	645,800
Sweep accounts	—	29,810	—	29,810

Total short-term investments and cash equivalents	—	3,031,097	—	3,031,097

Securities lending reinvested collateral	—	2,877,960	—	2,877,960
Derivative assets	—	1,043,007	91,497	1,134,504
Separate account assets	66,433,326	3,006,090	7,905	69,447,321

Total assets	$66,454,093	$10,018,742	$240,281	$76,713,116

Liabilities:
Derivative liabilities	$—	$(408,272)	$573	$(407,699)
Separate account liabilities	6,198	2,086	—	8,284

Total liabilities	$6,198	$(406,186)	$573	$(399,415)

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 2 is valued using inputs from third-party pricing services. Preferred stock in Level 3 is being internally valued using significant unobservable inputs.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stocks classified in Level 2 represent common stock being carried at book value and some warrants that are valued using broker quotes. Common stocks classified in Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 would represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate Account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

Transfer of $1,478 between Level 1 and 2 for separate account assets was attributable to a security being valued using an external money manager statement at December 31, 2014, subsequently changing to being valued using third-party vendor inputs during 2015.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2015 and 2014:

	Beginning			Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	in	out	Included in	Included in
	2015	(Level 3)	(Level 3)	Net income (a)	Surplus (b)
Bonds
Government	$—	$—	$—	$(11)	$11
RMBS	1,498	—	—	(371)	317
Other	21,156	14,483	3,846	(6,374)	(1,848)
Preferred stock	164	—	—	—	—
Common stock	118,061	—	—	(24)	281
Derivatives	90,924	—	—	—	(26,551)
Separate account assets	7,905	1,398	1,500	21,539	(220)

Total	$239,708	$15,881	$5,346	$14,759	$(28,010)

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2015
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	1,439
Other	—	—	—	2,132	21,439
Preferred stock	—	—	—	164	—
Common stock	4,020	—	4,000	—	118,338
Derivatives	(63,114)	—	—	14,685	(13,426)
Separate account assets	4,245	—	—	798	32,569

Total	$(54,849)	$—	$4,000	$17,784	$160,359

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning			Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	in	out	Included in	Included in
	2014	(Level 3)	(Level 3)	Net income (a)	Surplus (b)
Bonds
Government	$—	$—	$—	$(10)	$10
RMBS	1,832	—	—	(49)	(309)
Other	6,104	24,080	—	(1,123)	(5,472)
Preferred stock	164	—	—	—	—
Common stock	112,508	151	371	(14)	7,908
Derivatives	(78,363)	—	—	—	181,963
Separate account assets	43,120	5,813	1,070	(42,227)	(61)

Total	$85,365	$30,044	$1,441	$(43,423)	$184,039

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2014
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	29	—	5	1,498
Other	104	26	—	2,563	21,156
Preferred stock	—	—	—	—	164
Common stock	—	—	2,121	—	118,061
Derivatives	56,599	—	—	69,275	90,924
Separate account assets	2,570	—	—	240	7,905

Total	$59,273	$55	$2,121	$72,083	$239,708

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of securities being carried at amortized cost at December 31, 2014 and 2013, subsequently changing to being carried at fair value during 2015 and 2014. In addition, transfers in for bonds were attributable to a security being valued using third-party vendor input at December 31, 2014, subsequently changing to being valued using a stale price during 2015.

Transfers out for bonds were the result of securities being carried at fair value at December 31, 2014, subsequently changing to being carried at amortized cost during 2015.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers in for common stock were attributable to securities being valued using third-party vendor inputs at December 31, 2013, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2014.

Transfers out for common stock were attributed to a security being valued using internal models at December 31, 2013, subsequently changing to being valued using current observable market values, thus causing the transfer out of Level 3 during 2014.

Transfers in for separate account assets were attributable to a security being valued using third-party vendor inputs at December 31, 2014, subsequently changing to being valued using broker quotes during 2015. In addition, transfers in for separate account assets were attributable to securities being valued using third-party vendor inputs at December 31, 2013, subsequently changing to being valued using internal models during 2014.

Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2014, subsequently changing to being valued using third-party vendor inputs during 2015. Transfers out for separate account assets were attributable to securities being valued using internal models at December 31, 2013, subsequently changing to being valued using third-party vendor inputs, thus causing the transfer out of Level 3 during 2014.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2015, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $8,570. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2015.

The Company also had parcels of land that were held for sale as of December 31, 2014. Fair value less cost to sell of these properties was $4,120. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2014.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses Less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$5,987,562	$499,532	$53	$106,422	$6,380,619
State, municipal and other government	868,372	44,220	10,599	18,989	883,004
Hybrid securities	363,526	20,787	21,966	6,216	356,131
Industrial and miscellaneous	20,860,658	2,286,299	165,077	320,161	22,661,719
Mortgage and other asset-backed securities	5,953,202	356,719	133,772	23,795	6,152,354

	34,033,320	3,207,557	331,467	475,583	36,433,827
Unaffiliated preferred stocks	99,102	4,881	5,352	861	97,770

	$34,132,422	$3,212,438	$336,819	$476,444	$36,531,597

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses Less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$4,346,256	$752,722	$4,312	$397	$5,094,269
State, municipal and other government	705,292	57,827	15,158	2,070	745,891
Hybrid securities	416,428	25,502	27,244	1,126	413,560
Industrial and miscellaneous	21,958,379	3,161,056	36,299	65,801	25,017,335
Mortgage and other asset-backed securities	8,190,006	470,933	232,160	4,413	8,424,366

	35,616,361	4,468,040	315,173	73,807	39,695,421
Unaffiliated preferred stocks	114,030	11,435	4,611	398	120,456

	$35,730,391	$4,479,475	$319,784	$74,205	$39,815,877

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 358 and 434 securities with a carrying amount of $2,226,460 and $3,484,850 and an unrealized loss of $336,819 and $319,784 with an average price of 84.9 and 90.8 (fair value/amortized cost). Of this portfolio, 71.7% and 79.4% were investment grade with associated unrealized losses of $190,984 and $187,370, respectively.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,075 and 426 securities with a carrying amount of $9,024,338 and $2,115,186 and an unrealized loss of $476,444 and $74,205 with an average price of 94.7 and 96.5 (fair value/amortized cost). Of this portfolio, 91.8% and 75.5% were investment grade with associated unrealized losses of $394,253 and $49,711, respectively.

At December 31, 2015 and 2014, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 2 securities with a cost of $1 and $1 and an unrealized loss of $1 and $1 with an average price of 4.8% and 4.8% (fair value/cost).

At December 31, 2015 and 2014, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 3 and 3 securities with a cost of $476 and $9,347 and an unrealized loss of $20 and $562 with an average price of 95.7% and 94.0% (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2015 and 2014 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$3,105	$2,247,989	$2,251,094
State, municipal and other government	54,198	323,866	378,064
Hybrid securities	96,946	41,249	138,195
Industrial and miscellaneous	810,571	4,365,895	5,176,466
Mortgage and other asset-backed securities	903,843	1,553,780	2,457,623

	1,868,663	8,532,779	10,401,442
Unaffiliated preferred stocks	20,978	15,115	36,093
Unaffiliated common stocks	—	455	455

	$1,889,641	$8,548,349	$10,437,990

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$206,592	$55,675	$262,267
State, municipal and other government	51,226	36,886	88,112
Hybrid securities	95,796	29,948	125,744
Industrial and miscellaneous	944,652	1,485,124	2,429,776
Mortgage and other asset-backed securities	1,853,924	424,903	2,278,827

	3,152,190	2,032,536	5,184,726
Unaffiliated preferred stocks	12,876	8,445	21,321
Unaffiliated common stocks	—	8,785	8,785

	$3,165,066	$2,049,766	$5,214,832

The carrying amount and estimated fair value of bonds at December 31, 2015, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$709,515	$729,153
Due after one year through five years	6,503,528	6,825,264
Due after five years through ten years	4,866,364	5,100,116
Due after ten years	16,000,711	17,626,939

	28,080,118	30,281,472
Mortgage and other asset-backed securities	5,953,202	6,152,354

	$34,033,320	$36,433,826

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Energy Sector

At December 31, 2015, the Company’s Energy sector portfolio had investments in an unrealized loss position which had a fair value of $1,297,865 and a carrying value of $1,505,079, resulting in a gross unrealized loss of $207,213. The Energy Industry sector encompasses various sub-sectors including integrated oil and gas producers, independent oil and gas producers, midstream processing and transport, oil field services and drilling, and refining. The majority of the gross unrealized loss relates to independent oil and gas producers, as well as midstream processing and transport.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Falling oil prices, and continued low natural gas prices, have reduced cash flow for upstream oil and gas producers. Oil field service and drilling companies have been pressured by the prospect of margin pressure resulting from new capacity additions and the prospect of lower capital spending by their upstream client base. Commodity price pressure stems from strong non-Organization of the Petroleum Countries (OPEC) supply growth, softening global demand, and shifting OPEC policy. Companies have responded with capital spending and cost reduction programs, but cash flow and credit metrics continue to weaken. Some issuers have also initiated debt exchange offers that have put additional pressure on security pricing. Midstream processing and transport companies have begun to be impacted by weaker volume growth, higher capital costs, counterparty concerns, and in some cases, commodity price exposure. Refiners have seen positive near term impacts from lower feedstock costs and stronger demand.

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be other-than-temporarily impaired as of December 31, 2015.

The following structured notes were held at December 31, 2015:

				Mortgage-
				Referenced
CUSIP			Book / Adjusted	Security
Identification	Actual Cost	Fair Value	Carrying Value	(YES/NO)
44965TAA5	$7,966	$7,617	$7,969	NO
912810QV3	14,974	13,174	15,488	NO
912810RA8	672,281	703,347	692,002	NO
912810RL4	444,648	423,983	447,469	NO

Total	$1,139,869	$1,148,121	$1,162,928

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2015. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis during the year ended December 31, 2015.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 4th quarter:
Intent to sell	$17,618	$1,513	$—	$16,105

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2013.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost
	Before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$118,794	$2,778	$116,016	$101,780
2nd quarter present value of cash flows expected to be less than the amortized cost basis	90,459	4,180	86,279	75,094
3rd quarter present value of cash flows expected to be less than the amortized cost basis	50,862	2,928	47,934	40,960
4th quarter present value of cash flows expected to be less than the amortized cost basis	17,193	542	16,651	9,769

Aggregate total	$277,308	$10,428	$266,880	$227,603

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost
	Before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	268,462	4,854	263,608	212,608
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$915,274	$59,188	$856,086	$676,537

	Amortized Cost
	Before Current		Amortized Cost
	Period OTTI	Recognized OTTI	After OTTI	Fair Value
Year ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$353,625	$12,758	$340,867	$259,473
2nd quarter present value of cash flows expected to be less than the amortized cost basis	145,924	5,514	140,410	109,898
3rd quarter present value of cash flows expected to be less than the amortized cost basis	212,457	22,867	189,590	151,843
4th quarter present value of cash flows expected to be less than the amortized cost basis	284,290	10,202	274,088	223,193

Aggregate total	$996,296	$51,341	$944,955	$744,407

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2015, for which an OTTI was recognized during the current reporting period:

	Amortized Cost	Present Value of				Quarter in
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	which OTTI
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Occurred
05948KV63	$6,820	$6,812	$7	$6,812	$6,795	1Q 2015
12668RAA6	15,875	15,497	378	15,497	15,518	1Q 2015
126694YJ1	86	52	35	52	82	1Q 2015
52522QAM4	56,820	56,027	792	56,027	49,831	1Q 2015
70557RAB6	21,019	19,602	1,417	19,602	13,910	1Q 2015
83611MLS5	18,010	17,913	98	17,913	15,537	1Q 2015
576435AR2	164	113	51	113	107	1Q 2015
52522QAM4	58,711	58,503	208	58,503	52,073	2Q 2015
52524MAW9	6,156	6,105	51	6,105	5,694	2Q 2015
70557RAB6	19,546	17,012	2,534	17,012	12,686	2Q 2015
75970QAH3	3,953	3,932	21	3,932	3,914	2Q 2015
22545DAH0	2,093	727	1,366	727	727	2Q 2015
07402PAJ2	19,059	18,736	323	18,736	18,245	3Q 2015
52524MAW9	6,017	5,934	83	5,934	5,563	3Q 2015
65536PAA8	238	231	7	231	185	3Q 2015
70557RAB6	16,767	14,998	1,769	14,998	9,469	3Q 2015
75970QAH3	3,868	3,862	6	3,862	3,725	3Q 2015
75971EAF3	3,777	3,761	17	3,761	3,485	3Q 2015
12669GUV1	507	412	94	412	288	3Q 2015
22545DAH0	629	—	629	—	—	3Q 2015
70557RAB6	14,918	14,527	391	14,527	7,834	4Q 2015
83611MMM7	2,275	2,124	151	2,124	1,935	4Q 2015

			$10,428

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2015 and 2014 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$158,478	$24,100
The aggregate related fair value of securities with unrealized losses	932,792	1,558,130

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$260,995	$5,188
The aggregate related fair value of securities with unrealized losses	1,905,379	430,933

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Detail of net investment income is presented below:

	Year Ended December 31
	2015	2014	2013
Income:
Bonds	$1,723,971	$1,787,522	$1,857,441
Preferred stocks	6,639	8,542	7,731
Common stocks	3,836	29,486	11,539
Mortgage loans on real estate	314,903	350,497	392,573
Real estate	20,264	18,039	17,988
Policy loans	44,076	45,935	47,849
Cash, cash equivalents and short-term investments	6,566	3,104	4,236
Derivatives	256,287	183,316	159,548
Other invested assets	47,823	26,216	60,325
Other	33,099	17,246	24,294

Gross investment income	2,457,464	2,469,903	2,583,524
Less investment expenses	133,682	114,963	116,925

Net investment income	$2,323,782	$2,354,940	$2,466,599

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	2015	2014	2013
Proceeds	$12,197,993	$7,606,212	$6,540,930

Gross realized gains	$180,050	$403,590	$39,148
Gross realized losses	(158,916)	(83,674)	(44,635)

Net realized capital gains (losses)	$21,134	$319,916	$(5,487)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2015, 2014 and 2013 of $13,947, $80,230 and $53,626, respectively.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net realized capital gains (losses) on investments are summarized below:

		Realized
	Year Ended December 31
	2015	2014	2013
Bonds	$(4,580)	$240,486	$(57,665)
Preferred stocks	10,119	(801)	(1,447)
Common stocks	(1,640)	2	4,869
Mortgage loans on real estate	(16,141)	(5,749)	(9,397)
Real estate	(3,356)	12,395	(578)
Cash, cash equivalents and short-term investments	2	6	35
Derivatives	(455,642)	255,580	(1,312,329)
Other invested assets	140,574	234,758	142,090
Other	—	8	—

	(330,664)	736,685	(1,234,422)
Federal income tax effect	(51,585)	(120,545)	(56,632)
Transfer from (to) interest maintenance reserve	39,581	(327,736)	9,610

Net realized capital (losses) gains on investments	$(342,668)	$288,404	$(1,281,444)

At December 31, 2015 and 2014, the Company had no investments in restructured securities. The capital gains (losses) taken as a direct result of restructures in 2015, 2014 and 2013 were $0, $0 and $(339), respectively. The Company often has other-than-temporarily impaired a security prior to the restructure date. These OTTIs are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2015	2014	2013
Bonds	$(34,438)	$36,547	$41,048
Preferred stocks	15	(15)	36
Common stocks	(1,898)	(33,771)	(3,170)
Affiliated entities	141,897	139,410	21,746
Mortgage loans on real estate	6,123	(6,676)	1,106
Derivatives	41,311	785,644	(602,212)
Other invested assets	(82,489)	(10,680)	2,113

Change in unrealized capital gains/losses, before taxes	70,521	910,459	(539,333)
Taxes on unrealized capital gains/losses	10,105	(19,971)	195,645

Change in unrealized capital gains/losses, net of tax	$80,626	$890,488	$(343,688)

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The credit qualities of mortgage loans by type of property for the year ended December 31, 2015 were as follows:

	Farm	Commercial	Total
AAA - AA	$—	$3,489,547	$3,489,547
A	55,430	1,624,099	1,679,529
BBB	—	142,919	142,919
BB	—	44,035	44,035
B	8,638	—	8,638

	$64,068	$5,300,600	$5,364,668

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 75%. During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.55% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 79%. During 2013, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.14% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 93%. During 2015, the Company reduced the interest rate by 1.6% on two outstanding mortgage loans with statement value of $24,214. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loan with statement value of $2,163. During 2013, the Company reduced the interest rate by 0.6% on one outstanding mortgage loan with statement value of $6,009.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2015	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$64,068	$—	$—	$—	$5,220,578	$73,729	$5,358,375
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	6,293	—	6,293

		Residential		Commercial
December 31, 2014	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$55,277	$—	$—	$—	$5,399,494	$77,638	$5,532,409
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	644	—	644
(d) 90-179 Days Past Due	—	—	—	—	5,590	—	5,590
(e) 180+ Days Past Due	—	—	—	—	13,747	—	13,747

At December 31, 2015, two mortgage loans with a carrying value of $6,293, and at December 31, 2014, one mortgage loan with a carrying value of $13,747 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2015 or 2014. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2015 and 2014 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2015 and 2014, respectively, the Company held $6,347 and $20,080 in impaired loans with related allowance for credit losses of $1,570 and $7,693. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2015 and 2014, respectively. The average recorded investment in impaired loans during 2015 and 2014 was $30,884 and $36,356, respectively.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2015	2014	2013
Balance at beginning of period	$7,693	$1,017	$2,124
Additions, net charged to operations	7,225	11,962	11,193
Recoveries in amounts previously charged off	(13,349)	(5,286)	(12,300)

Balance at end of period	$1,569	$7,693	$1,017

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2015	2014
Aggregate amount of mortgage loans derecognized	$25,693	$4,232
Real estate collateral recognized	25,693	4,232
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2015, 2014 and 2013, respectively, the Company recognized $92, $1,924 and $2,571 of interest income on impaired loans. Interest income of $289, $1,759 and $2,710, respectively, was recognized on a cash basis for the years ended December 31, 2015, 2014 and 2013.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $3,356, $112 and $490 were taken on real estate in 2015, 2014 and 2013, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company had no real estate dispositions in 2015, and disposed of multiple properties during 2014 resulting in a realized loss of $2,446.

At December 31, 2015 and 2014, the Company held a mortgage loan loss reserve in the AVR of $54,414 and $56,658, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2015	2014		2015	2014
Pacific	27%	25%	Apartment	33%	29%
South Atlantic	20	24	Retail	26	29
Middle Atlantic	17	16	Office	22	22
Mountain	11	12	Industrial	12	12
E. North Central	7	8	Other	4	5
W. North Central	7	6	Medical	2	2
W. South Central	7	6	Agricultural	1	1
E. South Central	3	2
New England	1	1

At December 31, 2015, 2014 and 2013, the Company had mortgage loans with a total net admitted asset value of $86,311, $88,002 and $1,918, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2015, 2014 and 2013 related to such restructurings. At December 31, 2015 and 2014 there was one commitment for $3,000 to lend additional funds to debtors owing receivables. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2013.

During 2015, the Company recorded impairments of $6,269 for its investment in PineBridge Global Emerging Markets Partners, LLC. The impairments were taken because the decline in fair value of the funds was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies.

During 2013, the Company recorded an impairment of $2,335 for its investment in Iowa First Capital Fund, L.P. and $6,357 for its investment in VSS Communications Partnership IV, L.P. The impairments were taken because the decline in fair value of the fund was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the fund was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015, the Company had ownership interests in forty-six LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2029 is $8,611. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2014, the Company had ownership interests in forty-four LIHTC investments. The remaining years of unexpired tax credits ranged from one to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2015 to 2029 is $1,771. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2015 and 2014:

		December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	936	16,847

Total		$2,268	$25,847

		December 31, 2014
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$67	$2,040
Economic Redevelopment and Growth Tax Credits	NJ	—	13,491

Total		$67	$15,531

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2016 to 2025.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,329,060 and $2,288,802, respectively.

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $897,891 and $831,829, respectively.

At December 31, 2015 and 2014, the Company has recorded $272,952 and $226,649, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2015, 2014 and 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2015, 2014 or 2013, the Company recognized $7,014, $0 and $2,551, respectively, in capital gains (losses) related to call option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $25,396, $0 and $0, respectively, in capital gains (losses) related to put option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $0, $0 and $(181,425), respectively, in capital gains (losses) related to collar option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $4,225, $0 and $0, respectively, in capital gains (losses) related to Argentina warrant transactions.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 28 years for forecasted hedge transactions.

At December 31, 2015 and 2014, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2015 and 2014, the Company has accumulated deferred gains in the amount of $48,182 and $46,128, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(187,530), $377,414 and $(338,457), respectively, in capital gains (losses) related to interest rate swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to foreign exchange swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to foreign currency forward transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(324,480), $(363,166) and $(528,893), respectively, in capital gains (losses) related to total return swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(278), $(472) and $1,264, respectively, in capital gains (losses) related to credit swap transactions, of which are made up primarily of replication transactions.

At December 31, 2015, 2014 and 2013, the Company had replicated assets with a fair value of $4,726,248, $4,158,940 and $3,575,011 and credit default and forward starting interest rate swaps with a fair value of $(95,069), $(85,230) and $71,737, respectively.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2015, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43256,SWAP, USD 1 / (USD 0), :US929903CH31	3/20/2016	10,000	19
43258,SWAP, USD 1 / (USD 0), :US141781AC86	3/20/2016	20,000	39
43263,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	17
51401,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	(357)
43266,SWAP, USD 1 / (USD 0), :CDX-NAIGS16V1-5Y	6/20/2016	20,000	74
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
43290,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2017	10,000	90
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	118
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	70
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
43295,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	79
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	65
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	89
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	127
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	106
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	118
51402,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	59
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	162
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	79
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	106
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	59
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	33
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	79
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	65
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	259
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	312
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	312
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	124
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	62
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	114
43366,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	190
43368,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	190

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
57600,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	26,000	247
51284,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	190
47293,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	25,000	237
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	87
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	1
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	80
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	(231)
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	41
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	(12)
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	(23)
45193,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2017	10,000	19
46092,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	15,000	13
45879,SWAP, USD 1 / (USD 0), :US731011AN26	12/20/2017	15,000	195
46819,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2017	5,000	(22)
58913,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2017	10,000	(28)
46831,SWAP, USD 1 / (USD 0), :US88322LAA70	12/20/2017	10,000	82
46845,SWAP, USD 1 / (USD 0), :US46513E5Y48	12/20/2017	10,000	131
46951,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	10,000	123
46958,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	10,000	164
47035,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	15,000	168
47036,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	5,000	56
51286,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	22,000	246
47285,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	15,000	168
47286,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	22,000	246
47855,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	269
47856,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	20,000	328
47859,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	20,000	337
47866,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	20,000	1,773
47867,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	297
48057,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	22,000	246
48247,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2017	20,000	257
51440,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	224
51405,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	280
48458,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	25,000	2,216
48507,SWAP, USD 1 / (USD 0), :US026874AZ07	12/20/2016	19,000	164
48774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	140
51287,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	25,000	421

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
51406,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	25,000	372
51407,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	269
51288,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	886
50040,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	10,000	(89)
53125,SWAP, USD 1 / (USD 0), :US29250RAC07	3/20/2018	10,000	(117)
52960,SWAP, USD 1 / (USD 0), :US96950HAD26	3/20/2018	10,000	(6)
53667,SWAP, USD 1 / (USD 0), :US59156RAX61	3/20/2018	20,000	278
53716,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	20,000	177
53805,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	10,000	89
54724,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	(312)
55126,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	7,100	88
55142,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2018	3,000	43
55297,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	(312)
57866,SWAP, USD 1 / (USD 0), :US74432QAB14	6/20/2018	10,000	148
60222,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	10,000	191
64235,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	169
64236,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	(414)
64238,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(385)
64593,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	20,000	509
65753,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	(414)
65755,SWAP, USD 1 / (USD 0), :US428236AM52	9/20/2020	15,000	160
94986,SWAP, USD 5 / (USD 0), :US629377BG69	12/20/2017	4,000	149
94987,SWAP, USD 5 / (USD 0), :US85375CAW10	12/20/2017	4,000	345
94988,SWAP, USD 5 / (USD 0), :US459745GF62	12/20/2017	4,000	281
94990,SWAP, USD 5 / (USD 0), :US428040CD99	12/20/2017	4,000	315
94992,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	3,500	290
99176,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	581
99178,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	581
99181,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	581
93528,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	9,500	111
76131,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	(79)
76147,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	54
76203,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	(79)
76204,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	54
76205,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2019	5,000	(20)
76206,SWAP, USD 1 / (USD 0), :US836205AN45	3/20/2019	5,000	(273)
76207,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2019	5,000	68

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
78319,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	10,000	1,090
78318,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,190
78182,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	5,000	595
78184,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,190
78303,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	10,000	1,290
78347,SWAP, USD 1 / (USD 0), :US23331ABF57	6/20/2019	22,000	89
80205,SWAP, USD 5 / (USD 0), :XS0356705219	6/20/2019	20,000	2,923
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(1,245)
102612,SWAP, USD 1 / (USD 0), :US00163MAB00	3/20/2020	15,000	186
109652,SWAP, USD 1 / (USD 0), :US40414LAA70	3/20/2020	15,000	118
102633,SWAP, USD 1 / (USD 0), :US635405AQ61	3/20/2020	10,000	108
120684,SWAP, USD 1 / (USD 0), :US91086QAW87	3/20/2020	10,000	(192)
102864,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	79
102758,SWAP, USD 1 / (USD 0), :US042735AL41	3/20/2020	15,000	339
103144,SWAP, USD 1 / (USD 0), :US68268NAF06	3/20/2020	7,000	(508)
103050,SWAP, USD 5 / (USD 0), :US37045VAC46	3/20/2020	20,000	2,957
103278,SWAP, USD 1 / (USD 0), :XS0759014375	3/20/2020	50,000	(472)
103292,SWAP, USD 1 / (USD 0), :US902494AT07	3/20/2020	30,000	748
103592,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	10,000	(216)
103617,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	20,000	(433)
109186,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	4,000	(245)
109187,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,500	(214)
109189,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,500	(397)
109190,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	5,000	(306)
109217,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(202)
109218,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(177)
109220,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(202)
109221,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(177)
109224,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(202)
109225,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(177)
109356,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	4,000	(121)
109358,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,500	(106)
109542,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	4,200	(114)
109543,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	3,400	(92)
109551,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	(57)
109552,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	(46)
109548,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
109549,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
109644,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	14
109646,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	14
109686,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,660	14
110508,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	(57)
110509,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	(46)
110618,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)
110619,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
111119,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)
111120,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
111123,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	(57)
111124,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	(46)
110852,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	(60)
110853,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	(53)
111717,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,000	(367)
111727,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(151)
111730,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(183)
111733,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	3,000	(262)
111736,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(433)
111742,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(151)
111828,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,000	(90)
111840,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	3,000	(70)
111843,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(151)
111896,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(183)
112136,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	6,000	(187)
112139,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(433)
112151,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(183)
112174,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(82)
112226,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	6,000	(182)
112229,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	4,400	(137)
112250,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	2,188
112251,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	2,188
112252,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,950
112255,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,950
112257,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	45
112258,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	45
112259,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
112260,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112302,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(148)
112326,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(82)
112358,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,000	12
112429,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,000	(94)
113045,SWAP, USD 1 / (USD 0), :XS0254035768	9/20/2020	20,000	390
113265,SWAP, USD 1 / (USD 0), :DE000DB5DCW6	9/20/2020	25,000	(867)
113396,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	3,000	(36)
113435,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(148)
115815,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	15,000	201
115827,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	5,000	30
116038,SWAP, USD 1 / (USD 0), :XS0759014375	9/20/2020	13,335	(192)
116754,SWAP, USD 1 / (USD 0), :US195325BB02	9/20/2020	10,000	(561)
116755,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2020	10,000	(346)
116933,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	5,700	(178)
119228,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	15,000	(10)
119231,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	10,000	(87)
119232,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	15,000	(410)
119422,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	10,000	(312)
119572,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	5,000	(43)
119599,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	5,000	(137)
119956,SWAP, USD 1 / (USD 0), :US712219AD90	9/20/2020	5,000	(3)
120467,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(140)
120468,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(279)
120565,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	(22)
120745,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	5,000	(11)
120673,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(140)
120951,SWAP, USD 1 / (USD 0), :CDX-NAIDS25V1-5Y	12/20/2020	50,000	260
120962,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2020	20,000	4
121009,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2020	30,000	199
121131,SWAP, USD 1 / (USD 0), :CDX-NAIDS25V1-5Y	12/20/2020	50,000	260
127386,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	35
127387,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	35
127388,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	10,000	71
127390,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	69
127391,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	69
127392,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	10,000	137

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
127394,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	77
127395,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	77
127396,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	10,000	153
127428,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2020	12,500	1,998
127470,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	(256)
127472,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
127473,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	15,000	(830)
127474,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(277)
127475,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(277)
127594,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	10,000	(213)
127595,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	5,000	(106)
127654,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	10,000	(553)
127656,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(277)
128212,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
128213,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
128214,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	(256)
128216,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(907)
128217,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(907)
128218,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	5,000	(454)
128220,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	12,500	(266)
103570,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	52
103571,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
103572,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	85
103573,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	216
103566,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	268
103567,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	1,698
101771,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	(175)
101772,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	280
101774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	27,000	302
101773,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	27,000	302
109653,SWAP, USD 1 / (USD 0), :US219350AE55	12/20/2017	12,500	176
101775,SWAP, USD 1 / (USD 0), :US29273RAB50	12/20/2017	20,000	(272)
103568,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	50,000	560
103569,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	297
115332,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	500	41
101778,SWAP, USD 5 / (USD 0), :US37247DAK28	6/20/2018	27,000	(74)
115338,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	5,000	58

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
115342,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	5,000	58
107260,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	15,000	286
120676,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	50,000	581
115353,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	5,000	58
101779,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	50,000	581
115354,SWAP, USD 1 / (USD 0), :CDX-NAIDS20V1-5Y	6/20/2018	5,000	58
109654,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	(139)
109655,SWAP, USD 1 / (USD 0), :US06051DDX43	9/20/2023	20,000	(18)
109656,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(385)
101780,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2023	30,000	1
101781,SWAP, USD 1 / (USD 0), :US73755LAF40	9/20/2020	20,000	20
101782,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	(139)
109657,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	169
101783,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	25,000	636
101784,SWAP, USD 1 / (USD 0), :US74432QAY17	9/20/2020	37,000	336
109659,SWAP, USD 0 / (USD 0), :US260543BJ10	12/20/2020	—	—
109659,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	15,500	181
109665,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	147
115333,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	147
109666,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	(733)
109667,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	547
109668,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	62
109669,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	120
109670,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	148
119316,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	36
119323,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(1,245)
119318,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(309)
119321,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(739)
119320,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(995)
101785,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(309)

		$3,429,735	$24,171

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the Company had no written options. At December 31, 2013, the Company had written options with a fair value of $0 and average fair value for the year of $(1,276). The Company had no realized gains or losses in 2015, 2014 and 2013 related to these options.

At December 31, 2015 and 2014, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2015	2014
Interest rate and currency swaps:
Receive floating - pay floating	$120,950	120,950
Receive fixed - pay floating	169,665	184,665
Receive fixed - pay fixed	3,561,505	2,796,425
Swaptions:
Receive floating - pay fixed	6,000,000	6,000,000
Receive fixed - pay floating	6,000,000	6,000,000
Interest rate swaps:
Receive fixed - pay floating	17,733,996	15,996,515
Receive fixed - pay fixed	6,022,893	1,727,328
Receive floating - pay fixed	14,818,781	9,099,798
Receive floating - pay floating	8,710,507	4,354,665
Caps	2,250,000	—
Options Calls / Puts	1,372,064	—

The Company recognized net realized gains (losses) from futures contracts in the amount of $20,012, $241,804 and $(267,369) for the years ended December 31, 2015, 2014 and 2013, respectively.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2015 and 2014, respectively:

		Gross Restricted 2015
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	2,760,891	—	—	—	2,760,891
c.	Subject to repurchase agreements	109,793	—	—	—	109,793
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	705,253	—	—	—	705,253
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	25,339	—	—	—	25,339
i.	FHLB capital stock	104,000	—	—	—	104,000
j.	On deposit with states	49,010	—	—	—	49,010
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	3,299,057	—	—	—	3,299,057
m.	Pledged as collateral not captured in other categories	371,577	—	—	—	371,577
n.	Other restricted assets - reinsurance	486,826	—	—	—	486,826

o.	Total Restricted Assets	$7,911,746	$—	$—	$—	$7,911,746

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Gross Restricted			Percentage
						Admitted
					Gross	Restricted to
				2015	Restricted	Total
		Total From	Increase/	Total Admitted	to Total	Admitted
	Restricted Asset Category	Prior Year	(Decrease)	Restricted	Assets	Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	2,905,956	(145,065)	2,760,891	2.18%	2.19%
c.	Subject to repurchase agreements	109,826	(33)	109,793	0.09%	0.09%
d.	Subject to reverse repurchase agreements	—	—	—	0.00%	0.00%
e.	Subject to dollar repurchase agreements	463,257	241,996	705,253	0.56%	0.56%
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00%	0.00%
g.	Placed under option contracts	—	—	—	0.00%	0.00%
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	14,482	10,857	25,339	0.02%	0.02%
i.	FHLB capital stock	104,000	—	104,000	0.08%	0.08%
j.	On deposit with states	57,523	(8,513)	49,010	0.04%	0.04%
k.	On deposit with other regulatory bodies	—	—	—	0.00%	0.00%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	3,040,674	258,383	3,299,057	2.60%	2.62%
m.	Pledged as collateral not captured in other categories	299,846	71,731	371,577	0.29%	0.29%
n.	Other restricted assets	476,118	10,708	486,826	0.38%	0.39%

o.	Total Restricted Assets	$7,471,682	$440,064	$7,911,746	6.24%	6.28%

Assets pledged as collateral not captured in other categories includes the following:

The Company may pledge assets as collateral for derivative transactions. At December 31, 2015 and 2014, The Company pledged assets with a carrying value of $314,892 and $267,230, respectively, in conjunction with these transactions.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2015 and 2014, the Company pledged invested assets with a carrying amount of $56,685 and $32,616, respectively, in conjunction with these transactions.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has receivables as of December 31, 2015 associated with “to-be-announced” (TBA) covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

			Net Amount
			Presented on
	Gross Amount		Financial
December 31, 2015	Recognized	Amount Offset	Statements
Assets:
Receivables for securities	$226,645	$209,176	$17,469
Liabilities:
Borrowed money	$705,704	$209,176	$496,528

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2015	2014	2013
Direct premiums	$17,621,969	$18,862,934	$17,388,852
Reinsurance assumed - non affiliates	1,376,827	1,451,900	1,415,269
Reinsurance assumed - affiliates	112,137	134,702	155,669
Reinsurance ceded - non affiliates	(2,650,533)	(2,078,651)	(2,082,146)
Reinsurance ceded - affiliates	(1,650,522)	(2,135,602)	(981,880)

Net premiums earned	$14,809,878	$16,235,283	$15,895,764

The Company received reinsurance recoveries in the amount of $3,370,420, $3,157,884 and $3,085,434, during 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $731,784 and $638,275. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2015 and 2014 of $33,315,357 and $31,967,656.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with Transamerica Premier Life Insurance Company (TPLIC), an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively. Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the Statement of Operations.

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe) for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, SLIC, prior to the merger, recaptured the business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which net consideration received was $19,000, funds withheld liability released was $572,468, policy and claims reserves recaptured were $869,488, and other assets recaptured were $34,500, resulting in a pre-tax loss of $243,519 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $243,586 ($158,331 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, SLIC ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which net consideration paid was $19,000, a funds withheld liability of $572,468 was established, policy and claims reserves released were $869,660, and other assets released were $34,501, resulting in a pre-tax gain of $243,691 ($158,399 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of Operations.

During 2015 and 2014, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $133,048 ($106,755 after tax) and $175,042 ($114,198 after tax), respectively.

During 2013, the Company recaptured business previously reinsured to an affiliate. The Company received recapture consideration of $75,113, recaptured life, annuity and claim reserves of $173,957, recaptured other assets of $3,360 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $25,121 ($16,328 net of tax), resulting in a pre-tax loss of $70,363, which has been included in the statement of operations.

During 2013, the Company also recaptured treaties associated with the divestiture of the Transamerica Reinsurance operations previously reinsured to various unaffiliated entities. The Company received recapture consideration of $678, recaptured life, annuity and claim reserves of $840, and recaptured other assets of $556, resulting in a pre-tax gain of $394, which has been included in the statement of operations.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsequent to these recaptures, during 2013 the Company novated the treaties that were previously ceded to various affiliated and unaffiliated entities, in which consideration paid was $75,791, life and claim reserves released were $174,797, and other assets transferred were $3,916, resulting in a pre-tax gain of $95,090, which has been included in the statement of operations.

During 2013, the Company novated third-party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged, life and claim reserves were exchanged in the amount of $146,003 and other assets were exchanged in the amount of $15,520. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts. In connection with this transaction, an unamortized gain relating to these blocks of $67,331 ($44,018, net of tax) was released into income, resulting in a pre-tax gain of $67,331, which has been included in the statement of operations.

On November 1, 2013, the Company recaptured the business that was previously reinsured to an unaffiliated entity for which net consideration received was $380, invested and other assets received were $26,279, and life and claim reserves recaptured were $26,279, resulting in a pre-tax gain of $380, which was included in the statement of operations.

On July 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $3,880, life and claim reserves recaptured were $19,313, premiums recaptured were $1,838, and claims recaptured were $1,972, resulting in a pre-tax loss of $15,567, which was included in the statement of operations.

On April 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $106,511, life and claim reserves recaptured were $53,525, premiums recaptured were $11,432, and claims recaptured were $12,394, resulting in a pre-tax gain of $52,024, which was included in the statement of operations.

On March 31, 2013, the Company reinsured all business issued by its branch in Hong Kong to an affiliate, for which consideration paid was $54,610, life and claim reserves transferred were $54,691, and assets of $81 were transferred. As a result, there was no net financial impact from this transaction.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On March 27, 2013, the Company recaptured certain treaties from a non-affiliate effective October 1, 2012, for which net consideration received was $134,000, life and claim reserves recaptured were $116,225, premiums recaptured were $45,543, and claims recaptured were $68,014, resulting in a pre-tax loss of $4,696 which was included in the statement of operations.

During 2013, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $162,988 ($124,410, net of tax).

The Company reports a reinsurance deposit receivable of $203,429 and $190,564 as of December 31, 2015 and 2014, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2015, 2014 and 2013, the Company obtained letters of credit of $242,957, $123,006 and $200,872, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company took reserve credits for variable annuities of $790,284 in 2015. The amount of collateral supporting the reserve credits was $776,072 in 2015. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

7. Income Taxes

The net deferred income tax asset at December 31, 2015 and 2014 and the change from the prior year are comprised of the following components:

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,013,334	$292,581	$2,305,915
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,013,334	292,581	2,305,915
Deferred Tax Assets Nonadmitted	599,163	—	599,163

Subtotal (Net Deferred Tax Assets)	1,414,171	292,581	1,706,752
Deferred Tax Liabilities	687,781	260,819	948,600

Net Admitted Deferred Tax Assets	$726,390	$31,762	$758,152

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,224,685	$296,314	$1,520,999
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,224,685	296,314	1,520,999
Deferred Tax Assets Nonadmitted	307,165	—	307,165

Subtotal (Net Deferred Tax Assets)	917,520	296,314	1,213,834
Deferred Tax Liabilities	232,289	251,668	483,957

Net Admitted Deferred Tax Assets	$685,231	$44,646	$729,877

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$788,649	$(3,733)	$784,916
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	788,649	(3,733)	784,916
Deferred Tax Assets Nonadmitted	291,998	—	291,998

Subtotal (Net Deferred Tax Assets)	496,651	(3,733)	492,918
Deferred Tax Liabilities	455,492	9,151	464,643

Net Admitted Deferred Tax Assets	$41,159	$(12,884)	$28,275

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2015	2014	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$2,382	$1,957	$425
Policyholder reserves	726,271	390,314	335,957
Investments	471,638	34,153	437,485
Deferred acquisition costs	620,844	591,721	29,123
Compensation and benefits accrual	26,365	29,618	(3,253)
Receivables - nonadmitted	33,000	32,464	536
Tax credit carry-forward	67,359	57,824	9,535
Section 197 Intangible Amortization	6,250	20,965	(14,715)
Corporate Provision	474	530	(56)
Assumption Reinsurance	10,715	11,885	(1,170)
Other (including items <5% of ordinary tax assets)	48,036	53,254	(5,218)

Subtotal	2,013,334	1,224,685	788,649
Nonadmitted	599,163	307,165	291,998

Admitted ordinary deferred tax assets	1,414,171	917,520	496,651
Capital:
Investments	292,581	296,314	(3,733)

Subtotal	292,581	296,314	(3,733)
Nonadmitted	—	—	—

Admitted capital deferred tax assets	292,581	296,314	(3,733)

Admitted deferred tax assets	$1,706,752	$1,213,834	$492,918

	Year Ended December 31
	2015	2014	Change
Deferred Tax Liabilities:
Ordinary
Investments	$565,039	$162,410	$402,629
Deferred and uncollected premiums	26,944	—	26,944
Policyholder reserves	—	137	(137)
§807(f) adjustment	64,659	42,556	22,103
Separate account adjustments	31,139	27,186	3,953

Subtotal	687,781	232,289	455,492
Capital
Investments	260,819	251,668	9,151

Subtotal	260,819	251,668	9,151

Deferred tax liabilities	948,600	483,957	464,643

Net deferred tax assets/liabilities	$758,152	$729,877	$28,275

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2015 or 2014.

TLIC made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101 Q&A 2.9). Prior to this change, TLIC had DTAs and DTLs that were netted together within two specific categories of temporary differences. TLIC determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

As discussed in Note 1, for the years ended December 31, 2015 and 2014 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

				December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$285,887	$61,944	$347,831
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		329,835	80,486	410,321
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	329,835	80,486	410,321
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	704,125
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		798,449	150,151	948,600

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,414,171	$292,581	$1,706,752

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

				December 31, 2014
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$222,065	$39,563	$261,628
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		334,724	133,525	468,249
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	334,724	133,525	468,249
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	788,471
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		360,731	123,226	483,957

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$917,520	$296,314	$1,213,834

				Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$63,822	$22,381	$86,203
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(4,889)	(53,039)	(57,928)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(4,889)	(53,039)	(57,928)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(84,346)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2( a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		437,718	26,925	464,643

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$496,651	$(3,733)	$492,918

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2015	2014	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	844%	1047%	-203%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$4,700,489	$5,158,447	$(457,958)

The impact of tax planning strategies at December 31, 2015 and 2014 was as follows:

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	36%	5%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	28%	7%

	December 31, 2014
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	67%	13%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	40%	10%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$(32,253)	$250,565	$(282,818)
Foreign	(26)	—	(26)

Subtotal	(32,279)	250,565	(282,844)

Federal income tax on net capital gains	51,585	120,544	(68,959)

Federal and foreign income taxes incurred	$19,306	$371,109	$(351,803)

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2014	2013	Change
Current Income Tax
Federal	$250,565	$(280,164)	$530,729
Foreign	—	—	—

Subtotal	250,565	(280,164)	530,729

Federal income tax on net capital gains	120,544	56,632	63,912

Federal and foreign income taxes incurred	$371,109	$(223,532)	$594,641

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2015	2014	2013
Current income taxes incurred	$19,307	$371,109	$(223,532)
Change in deferred income taxes	(310,168)	315,714	(16,108)
(without tax on unrealized gains and losses)

Total income tax reported	$(290,861)	$686,823	$(239,640)

Income before taxes	$(271,278)	$1,034,269	$(93,918)
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$(94,947)	$361,994	$(32,872)
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(69,205)	(46,828)	(37,520)
Tax credits	(81,829)	(37,788)	(43,849)
Tax-exempt Income	(7)	—	(13)
Tax adjustment for IMR	(33,936)	(16,620)	(18,818)
Surplus adjustment for in-force ceded	(40,327)	76,692	(66,671)
Nondeductible expenses	975	1,264	2,297
Deferred tax benefit on other items in surplus	(3,152)	319,999	(23,200)
Provision to return	(4,546)	8,055	(17,260)
Life-owned life insurance	(2,948)	(3,132)	(3,660)
Dividends from certain foreign corporations	2,092	1,066	904
Prior period adjustment	—	—	(109)
Pre-tax income of SMLLC’s	46,193	52,362	503
Partnership Permanent Adjustment	(13,177)	(11,764)	(2,951)
Other	3,953	(18,477)	3,579

Total income tax reported	$(290,861)	$686,823	$(239,640)

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2015.

As of December 31, 2015 and 2014, respectively, the Company had a $67,359 and $57,824 tax credit carryforward available for tax purposes. Included in the 2015 tax credit carryforward is a general business tax credit carryforward of $25,411. Of this amount, $9,212 was generated in 2014 and will expire in 2034 and $16,199 was generated in 2015 and will expire in 2035. As of December 31, 2015 and 2014, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $27,948, $319,883 and $0 during 2015, 2014 and 2013, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2015 and 2014 is $4,152 and $2,350, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $4,152. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2015, 2014 and 2013 is $143, $43 and ($67), respectively. The total interest payable balance as of December 31, 2015 and 2014 is $214 and $71, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examinations for the years 2005 through 2008 have been completed and resulted in tax return adjustments that have been approved by IRS Appeals. We expect the receivables and payables for those years to be settled in 2016. An examination is in progress for the years 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.05% and 0.06% of ordinary life insurance in force at December 31, 2015 and 2014.

For the years ended December 31, 2015, 2014 and 2013, premiums for life participating policies were $13,196, $14,110 and $14,802, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $5,894, $8,045 and $8,579 to policyholders during 2015, 2014 and 2013, respectively, and did not allocate any additional income to such policyholders.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$1,275,215	$—	$—	$1,275,215	1%
At book value less surrender charge of 5% or more	250,597	—	—	250,597	0
At fair value	134,954	—	63,388,970	63,523,924	71

Total with adjustment or at fair value	1,660,766	—	63,388,970	65,049,736	72
At book value without adjustment (minimal or no charge or adjustment)	14,346,775	34,954	—	14,381,729	16
Not subject to discretionary withdrawal provision	11,126,108	43,311	38,287	11,207,706	12

Total annuity reserves and deposit liabilities	27,133,649	78,264	63,427,257	90,639,171	100%

Less reinsurance ceded	9,235,531	—	—	9,235,531

Net annuity reserves and deposit liabilities	$17,898,118	$78,264	$63,427,257	$81,403,640

	December 31 2014
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$1,615,373	$—	$—	$1,615,373	2%
At book value less surrender charge of 5% or more	315,771	—	—	315,771	0
At fair value	107,875	—	61,936,638	62,044,513	68

Total with adjustment or at fair value	2,039,019	—	61,936,638	63,975,657	70
At book value without adjustment (minimal or no charge or adjustment)	15,856,777	51,655	—	15,908,432	17
Not subject to discretionary withdrawal provision	11,313,186	55,612	42,204	11,411,002	13

Total annuity reserves and deposit liabilities	29,208,982	107,267	61,978,842	91,295,091	100%

Less reinsurance ceded	9,367,185	—	—	9,367,185

Net annuity reserves and deposit liabilities	$19,841,797	$107,267	$61,978,842	$81,927,906

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Transamerica Premier Life Insurance Company, an affiliate. The liabilities assumed are $167,933 and $190,520 at December 31, 2015 and 2014, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$—	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	—	633,332	—	—	633,332

Total as of December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,332	—	—	633,332

Subtotal	—	633,332	—	66,568,326	67,201,658
Not subject to discretionary withdrawal	—	19,818	23,493	38,286	81,597

Total separate account reserve liabilities at December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed		Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014		$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$		$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost		—	634,931	—	—	634,931

Total as of December 31, 2014		$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal		$—	$—	$—	$—	$—
With fair value adjustment		—	—	—	—	—
At fair value		—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%		—	634,931	—	—	634,931

Subtotal		—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal		—	20,574	35,038	42,203	97,815

Total separate account reserve liabilities at December 31, 2014		$—	$655,505	$35,038	$65,194,925	$65,885,468

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$—	$538	$10,350	$12,450,327	$12,461,215

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$19,400	$35,919	$56,624,730	$56,680,049
Amortized cost		631,636	—	—	631,636

Total as of December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	56,582,087	56,582,087
At book value without fair value adjustment and with current surrender charge of less than 5%	—	631,636	—	—	631,636

Subtotal	—	631,636	—	56,582,087	57,213,723
Not subject to discretionary withdrawal	—	19,400	35,919	42,643	97,962

Total separate account reserve liabilities at December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2015	2014	2013
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$12,204,163	$13,127,680	$12,451,604
Transfers from separate accounts	(8,389,740)	(6,499,970)	(5,908,789)

Net transfers to separate accounts	3,814,423	6,627,710	6,542,815
Miscellaneous reconciling adjustments	1,337,434	1,882,846	709,764

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$5,151,857	$8,510,556	$7,252,579

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2015 and 2014, the Company’s separate account statement included legally insulated assets of $72,128,772 and $70,571,067, respectively. The assets legally insulated from general account claims at December 31, 2015 and 2014 are attributed to the following products:

	2015	2014
Group annuities	$24,948,800	$24,759,509
Variable annuities	42,603,715	40,885,143
Fixed universal life	695,852	666,665
Variable universal life	3,602,521	3,955,724
Variable life	196,411	205,675
Modified separate accounts	70,353	88,889
Registered Market Value
Annuity Product - SPL	11,120	9,462

Total separate account assets	$72,128,772	$70,571,067

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities of $3,029,017 and $1,975,847, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $434,084, $342,823, $242,109, $180,478 and $124,016 to the general account in 2015, 2014, 2013, 2012 and 2011, respectively. During the years ended December 31, 2015, 2014, 2013, 2012 and 2011 the general account of the Company had paid $223,304, $35,985, $30,830, $61,901 and $28,556, respectively, toward separate account guarantees.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the Company reported guaranteed separate account assets at amortized cost in the amount of $668,367 and $641,602, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $695,578 and $701,918 at December 31, 2015 and 2014, respectively, which would have resulted in an unrealized gain of $27,211 and $60,316, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2015
Minimum guaranteed death benefit	$9,824,534	$305,392	$205,460
Minimum guaranteed income benefit	3,845,600	585,083	540,176
Guaranteed premium accumulation fund	233,040	24,086	—
Minimum guaranteed withdrawal benefit	32,000,725	255,044	14,383
December 31, 2014
Minimum guaranteed death benefit	$10,693,732	$241,453	$222,515
Minimum guaranteed income benefit	5,605,109	1,175,994	921,716
Guaranteed premium accumulation fund	237,459	23,120	—
Minimum guaranteed withdrawal benefit	29,995,054	29,274	(72)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2015 and 2014, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$5,595	$5,322	$273
Ordinary renewal business	526,286	11,110	515,176
Group life business	49,752	10,235	39,517
Credit life business	1,214	—	1,214
Reinsurance ceded	(459,372)	—	(459,372)

	123,475	26,667	96,808
Accident and health	42,708	—	42,708

	$166,183	$26,667	$139,516

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$5,322	$3,323	$4,789
Ordinary renewal business	11	14,246	545,557
Group life business	53,926	9,709	13,783
Credit life business	1,214	—	1,467
Reinsurance ceded	(433,863)	—	(391,899)

	200,975	27,278	173,697
Accident and health	29,473	—	29,473

	$230,448	$27,278	$203,170

Amounts recorded as supplementary contracts without life contingencies of $2,738,140 and $3,068,610 at December 31, 2015 and 2014, respectively, are subject to discretionary withdrawals without adjustments.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2015 and 2014, the Company had insurance in force aggregating $96,861,149 and $78,553,462, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,588,502 and $667,730 to cover these deficiencies as of December 31, 2015 and 2014, respectively.
For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. The Company has recorded a liability of $19 for the amount it has been assessed to fund the transitional reinsurance program.

The Medicare Part D business has two types of pharmaceutical rebate receivable estimates. Pharmaceutical rebate receivables related to the Medicare Coverage Gap Discount program are estimated based on the historical experience of beneficiary prescriptions and consideration of the utilization that is expected to result from the discount in the coverage gap. Pharmaceutical rebate receivables that are not related to the Medicare Coverage Gap Discount program are estimated based upon the experience ratio

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

of rebates paid and actual prescriptions written during prior quarters. The experience ratio is applied to the respective period’s claims to estimate the rebate receivable. The estimates are evaluated regularly to ensure that the historical trends and future expectations are as current as practicable.

Quarter	Estimated Pharmacy Rebates as Reported on Financial Statements	Pharmacy Rebates as Billed or Otherwise Confirmed	Actual Rebates Received Within 90 Days of Billing	Actual Rebates Received Within 91 to 180 Days of Billing	Actual Rebates Received More Than 180 Days After Billing
12/31/2015	$3,758	$—	$—	$—	$—
9/30/2015*	3,234	3,159	—	—	—
6/30/2015*	2,308	2,393	1,561	817	—
3/31/2015*	1,528	2,088	1,224	688	176
12/31/2014	2,106	2,929	2,080	740	109
9/30/2014*	1,952	2,226	1,599	566	58
6/30/2014*	1,478	1,574	976	530	83
3/31/2014*	895	862	256	502	103
12/31/2013*	1,324	1,351	1,171	145	29
9/30/2013*	1,066	1,130	1,029	100	—
6/30/2013*	747	753	576	168	8
3/31/2013*	428	440	308	131	1

*	Unaudited

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2016, without the prior approval of insurance regulatory authorities, is $545,864.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid a cash return of capital of $300,000 on December 22, 2015 to its parent company. The Company did not pay any ordinary common stock dividends in 2015.

The Company paid ordinary common stock dividends of $329,510 and $79,320 to its common stock shareholder, Transamerica International Holdings, Inc. on December 24, 2014 and December 23, 2013, respectively. The Company paid preferred stock dividends of $52,100, and $18,390, to its preferred stock shareholders, Transamerica Corporation and TA Corp, respectively, on December 24, 2014. On December 23, 2013, the Company paid preferred stock dividends of $52,240, and $18,440, to Transamerica Corporation and TA Corp, respectively.

Prior to the merger, SLIC paid ordinary common stock dividends of $10,800 and $11,000 to its parent company, on December 24, 2014 and December 23, 2013. SLIC paid extraordinary dividends of $39,200 and $39,000 to its parent company, on December 24, 2014 and December 23, 2013, respectively. These dividends were approved by the Vermont Department of Financial Regulation.

The Company received common stock dividends of $17,720 and preferred stock dividends of $430 on December 24, 2014 from its subsidiary, Transamerica Financial Life Insurance Company (TFLIC).

The Company received capital contributions of $10 from TIHI on March 31, 2015.

The Company received returns of capital of $2,000 and $1,500 from its subsidiary, Peoples Benefit Services, LLC, on December 31, 2014 and December 23, 2013, respectively.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2015 and 2014 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2015	$150,000	$9,000	$117,000	$2,250
2014	$150,000	$9,000	$108,000	$2,250

On January 1, 2015, the Company was subject to an annual fee under Section 9010 of the ACA. This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2016, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2016 to be $2,292.

	Year Ended December 31,
	2015	2014	2013
ACA fee assessment payable for the upcoming year	$2,292	$1,803	$1,034
ACA fee assessment paid	1,382	1,031	—
Premium written subject to ACA 9010 assessment	119,738	87,058	60,198
Total adjusted capital before surplus adjustment	6,246,426	6,800,064	—
Total adjusted capital after surplus adjustment	6,244,134	6,798,260	—
Authorized control level after surplus adjustment	650,544	586,954	—

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, respectively, securities in the amount of $2,692,737 and $2,827,177 were on loan under securities lending agreements. At December 31, 2014, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,760,922 and $2,905,729 at December 31, 2015 and 2014, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,760,891
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,760,891
Securities received	—

Total collateral received	$2,760,891

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$544,526	$544,526
30 days or less	1,086,315	1,086,315
31 to 60 days	480,254	480,254
61 to 90 days	115,625	115,625
91 to 120 days	405,497	405,497
121 to 180 days	128,705	128,705

Total	2,760,922	2,760,922
Securities received	—	—

Total collateral reinvested	$2,760,922	$2,760,922

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,761,569 (fair value of $2,760,922) that are currently tradable securities that could be sold and used to pay for the $2,760,891 in collateral calls that could come due under a worst-case scenario.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Transamerica. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Transamerica. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Pension expenses were $32,799, $29,648 and $27,491 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica, the Company’s parent, which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $16,439, $14,742 and $13,276 for the years ended December 31, 2015, 2014 and 2013 respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2015, 2014 and 2013 was insignificant. TA Corp also sponsors an

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,361, $6,609 and $7,149 related to these plans for the years ended December 31, 2015, 2014 and 2013, respectively.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $34,824.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $802,193, $1,144,254 and $1,005,739 during 2015, 2014 and 2013, respectively. The amount paid as a result of being a party to these agreements was $445,385, $858,981 and $751,057 during 2015, 2014 and 2013, respectively. Fees

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $133,831, $124,653 and $96,209 for these services during 2015, 2014 and 2013, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $71,184, $143,027 and $115,212 for the years ended December 31, 2015, 2014 and 2013, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2015, 2014 and 2013, the Company paid net interest of $90, $50 and $32, respectively, to affiliates. At December 31, 2015 and 2014, respectively, the Company reported receivables from affiliates of $74,424 and $166,327. At December 31, 2015 and 2014, respectively, the Company reported payables to affiliates of $18,965 and $9,820. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2015, the Company had short-term intercompany notes receivable of $278,771 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$254,271	October 27, 2016	0.25%
Transamerica Corporation	24,500	October 28, 2016	0.25%

At December 31, 2014, the Company had short-term intercompany notes receivable of $645,800 as follows.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$45,700	September 17, 2015	0.12%
Transamerica Corporation	2,000	September 30, 2015	0.12%
Transamerica Corporation	26,500	September 30, 2015	0.12%
Transamerica Corporation	79,200	October 1, 2015	0.12%
Transamerica Corporation	51,300	October 20, 2015	0.12%
Transamerica Corporation	27,700	October 21, 2015	0.12%
Transamerica Corporation	6,700	December 1, 2015	0.12%
Transamerica Corporation	400,000	December 29, 2015	0.12%
Transamerica Corporation	6,700	December 31, 2015	0.12%

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $162,440 and $158,942 at December 31, 2015 and 2014, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2015 and 2014, the cash surrender value of these policies was $167,132 and $165,018, respectively.

The aggregate balance sheet value for all SCA investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	Disallowed Entity’s Valuation Method, Resubmission Required
Real Estate Alternatives Portfolio 3A Inc	$20,372	$—	$20,372	3/1/2016	Sub-2	Yes	$21,564	No

The Company reports an investment in the following insurance SCAs for which the audited statutory equity reflects a departure from NAIC SAP.

The following insurance subsidiaries are valued by the Company at audited statutory equity in the financial statements:

TRRI reflects an admitted asset, equal to the value of a parental guarantee provided by Transamerica Corporation, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2015	2014
Net loss, state of Iowa basis	$(56,820)	$(20,876)
State prescribed practice - limited purpose subsidiary valuation	—	—

Net loss, NAIC SAP	$(56,820)	$(20,876)

Statutory surplus, state of Iowa basis	$869,844	$817,285
State prescribed practice - limited purpose subsidiary valuation	(2,001,339)	(1,929,798)

Statutory (deficit), NAIC SAP	$(1,131,495)	$(1,112,513)

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If TRRI had not been prescribed to include the parental guarantee as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

TRRI is valued in the Company’s financial statements in accordance with requirements prescribed by Iowa Administrative Code 191-99.11(5), equal to its audited statutory surplus, which includes the prescribed practice. In accordance with SSAP No. 97 the equity of the subsidiary would be valued at zero as the equity method of the subsidiary would have been suspended.

	2015	2014
TLIC Investment in TRRI - with prescribed practice	$869,844	$817,285
TLIC Investment in TRRI - SSAP No. 97 valuation	$—	$—

TORI reflects an admitted asset, equal to the value of the structured note provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2015	2014
Net loss, state of Iowa basis	$(21,647)	$(838,080)
State prescribed practice - limited purpose subsidiary valuation	—	—

Net loss, NAIC SAP	$(21,647)	$(838,080)

Statutory surplus, state of Iowa basis	$132,955	$113,677
State prescribed practice - limited purpose subsidiary valuation	(924,826)	(788,951)

Statutory (deficit), NAIC SAP	$(791,871)	$(675,274)

If TORI had not been prescribed to include the structured note as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

TORI is valued in the Company’s financial statements in accordance with requirements prescribed by Iowa Administrative Code 191-99.11(5), equal to its audited statutory surplus, which includes the prescribed practice. In accordance with SSAP No. 97 the equity of the subsidiary would be valued at zero as the equity method of the subsidiary would have been suspended.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following insurance subsidiaries are currently valued at zero by the Company in its financial statements:

LIICA RE II (LRII) reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net loss, state of Vermont basis	$(187,894)	$(4,724)
State permitted practices - letter of credit	—	—

Net loss, NAIC SAP	$(187,894)	$(4,724)

Statutory surplus, state of Vermont basis	$123,899	$188,591
State permitted practices - letter of credit	(160,000)	(75,000)

Statutory (deficit), NAIC SAP	$(36,101)	$113,591

If LRII had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

LRII is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in LRII - with permitted practice	$—	$—
TLIC Investment in LRII - SSAP No. 97 valuation	$—	$—

Pine Falls Re (PFRe) reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

111

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net loss, state of Vermont basis	$(63,249)	$(20,571)
State permitted practices - letter of credit	—	—

Net loss, NAIC SAP	$(63,249)	$(20,571)

Statutory surplus, state of Vermont basis	$341,599	$323,780
State permitted practices - letter of credit	(1,123,140)	(1,056,470)

Statutory (deficit), NAIC SAP	$(781,541)	$(732,690)

If PFRe had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

PFRe is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in PFRe - with permitted practice	$—	$—
TLIC Investment in PFRe - SSAP No. 97 valuation	$—	$—

Stonebridge Reinsurance Company (SRC) reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net income (loss), state of Vermont basis	$(51,265)	$19,704
State permitted practices - letter of credit	—	—

Net income (loss), NAIC SAP	$(51,265)	$19,704

Statutory surplus, state of Vermont basis	$89,621	$144,601
State permitted practices - letter of credit	(919,269)	(933,404)

Statutory (deficit), NAIC SAP	$(829,648)	$(788,803)

112

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If SRC had not been permitted to include the letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

SRC is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in SRC - with permitted practice	$—	$—
TLIC Investment in SRC - SSAP No. 97 valuation	$—	$—

MLIC Re I reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Vermont is shown below:

	2015	2014
Net income, state of Vermont basis	$81,736	$100,470
State permitted practices - letter of credit	—	—

Net income, NAIC SAP	$81,736	$100,470

Statutory surplus, state of Vermont basis	$420,972	$408,237
State permitted practices - letter of credit	(1,070,000)	(1,150,000)

Statutory (deficit), NAIC SAP	$(649,028)	$(741,763)

If MLIC Re I had not been permitted to include the letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level.

MLIC Re I is valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	2015	2014
TLIC Investment in MLIC Re - with permitted practice	$—	$—
TLIC Investment in MLIC Re - SSAP No. 97 valuation	$—	$—

113

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies

At December 31, 2015 and 2014, the Company has mortgage loan commitments of $3,000 and $78,088, respectively. The Company has contingent commitments for $374,233 and $317,818 as of December 31, 2015 and 2014, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $8,611 and $1,771, respectively.

At December 31, 2015 and 2014, the Company has private placement commitments outstanding of $69,000 and $78,000, respectively.

The Company sold $209,176 securities on a TBA basis as of December 31, 2015. The receivable related to these TBA was reclassed. Note 5. Investments provides details on the offsetting and netting of assets and liabilities related to this transaction. The Company had no securities acquired (sold) on a TBA basis as of December 31, 2014.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2015 and 2014, respectively, was $1,057,821 and $936,974. In addition, securities in the amount of $339,479 and $250,905 were also posted to the Company as of December 31, 2015 and 2014, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2015 or 2014, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income.

The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $88 and $131 at December 31, 2015 and 2014, respectively. No payments are required as of December 31, 2015. The current assessment of risk of making payments under these guarantees is remote.

114

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2015, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2015, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2015, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R. The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2015 and 2014, TLB holds related statutory-basis policy and claim reserves of $1,567,299 and $1,095,894, respectively, which would be the maximum potential amount of future payments the

115

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2015, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2015 and 2014, TLB holds related statutory-basis policy and claim reserves of $2,587,349 and 1,864,241, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2015, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2015 or 2014, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2015 and 2014 for the total payout block is $3,448,503 and $3,543,319, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

116

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2015 and 2014:

	December 31
	2015	2014
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$4,154,736	$2,960,266

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	4,154,648	2,960,135
Other	88	131

Total impact if action required	$4,154,736	$2,960,266

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to improve spread lending liquidity. The Company has determined the actual/estimated maximum borrowing capacity as $4,186,740. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2015 and 2014, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2015	2014
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	94,000	94,000
Excess Stock	—	—

Total	$104,000	$104,000

117

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

At December 31, 2015 and 2014, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2015
Total Collateral Pledged	$3,463,755	$3,299,057

	Fair Value	Carry Value

December 31, 2014
Total Collateral Pledged	$3,280,906	$3,040,674

During 2015 and 2014, the maximum amount pledged to the FHLB during reporting period was as follows:

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$3,841,327	$3,554,195

	Fair Value	Carry Value
2014
Maximum Collateral Pledged	$3,799,769	$3,522,694

118

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the borrowings from the FHLB were as follows:

	General Account	Funding Agreements Reserves Established
December 31, 2015
Debt	$—	$—
Funding agreements	2,350,000	1,450,418
Other	108,156	—

Total	$2,458,156	$1,450,418

	General Account	Funding Agreements Reserves Established
December 31, 2014
Debt	$—	$—
Funding agreements	2,350,000	1,450,149
Other	115,559	—

Total	$2,465,559	$1,450,149

During 2015, the maximum amount of borrowings during reporting period was as follows:

General Account
2015
Debt	$—
Funding agreements	2,350,000
Other	115,559

Total	$2,465,559

119

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	N/A
Funding Agreements	NO
Other	NO

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,503,747 and $2,006,867 as of December 31, 2015 and 2014, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2015. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2014.

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by Mid-West from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until

120

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2015, the most recent reserve balance reported to the Company (as of September 30, 2015) is $8,298,944. As of December 31, 2015, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $6,375 and $6,458 and an offsetting premium tax benefit of $3,205 and $2,863 at December 31, 2015 and 2014, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $1,112, $(57) and $46, for the years ended December 31, 2015, 2014 and 2013, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $90,299 and $89,271 for municipal repurchase agreements as of December 31, 2015 and 2014, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $109,792 and $109,826, respectively, and fair values of $114,644 and $114,296, respectively, as of December 31, 2015 and 2014. These securities have maturity dates that range from 2018 to 2045.

121

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2015 and 2014, the Company had dollar repurchase agreements outstanding in the amount of $705,253 and $463,257, respectively. The Company had an outstanding liability for borrowed money in the amount $496,529 and $465,485, which included accrued interest of $1,941 and $1,406, at December 31, 2015 and 2014, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$494,587
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	494,587
Securities received	—

Total collateral received	$494,587

122

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2015 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	4	$2,355	$2,326	$74
NAIC 5	2	1,079	1,066	25
Preferred stocks:
NAIC 3	1	$183	$183	$141

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the matter described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2015 through April 25, 2016.

Effective January 1, 2016, a Bermuda-domiciled affiliate, Global Preferred Re Limited (GPRe) merged into the Company. This was accounted for under the statutory merger method. In accordance with the Plan of Merger, the Company was the surviving corporation.

16. Corrections to Prior Period Financial Statements

Certain corrections have been made to prior period financial statements. In the Statements of Cash Flows for the years ended December 31, 2014 and 2013, the following amounts were reclassified between categories within the statement to properly reflect the cash flow activity related to collateral received on derivative transactions and to remove non-cash derivative book value amortization:

	For the year ended December 31, 2014		For the year ended December 31, 2013
	As previously reported	Corrected amount	As previously reported	Corrected amount
Net investment income received	2,351,044	2,375,006	2,476,533	2,504,353
Commissions, expenses paid and aggregate write-ins for deductions	(1,536,678)	(2,395,866)	(4,381,845)	(3,796,000)
Net cash (used in) provided by operating activities	2,083,356	1,248,130	(79,671)	533,994
Miscellaneous applications	(49,869)	(73,831)	(820)	(28,640)
Net cash provided by (used in) investing activities	3,198,497	3,174,535	(1,305,170)	(1,332,990)
Other cash provided	145,204	1,004,392	204,454	(381,391)
Net cash provided by (used in) financing and miscellaneous activities	(4,121,360)	(3,262,172)	(1,052,607)	(1,638,452)

There was no effect on net income, changes in capital or surplus or total capital and surplus of the prior periods. Management has evaluated the errors and related corrections and concluded that they were not material to any previously reported annual financial statements.

123

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON US Holding Corp	13-3350744
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Distribution Corporation (FKA Transamerica Retirement Solutions)	47-4460403
AUSA Holding Company	52-1549874
AUSA Properties Inc	27-1275705
Clark Investment Strategies Inc	38-3768457
Clark Securities Inc	95-4295824
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRG Insurance Agency Inc	95-4123166
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

124

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Pyramid Insurance Company LTD	98-0087891
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Life Insurance Company	03-0164230
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
The RCC Group Inc	13-3695273
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

125

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Holdings Inc	94-2873401
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Retirement Advisors, Inc	45-2892702
Transamerica Retirement Insurance Agency, Inc	46-2720367
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

126

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2015

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$6,399,323	$6,819,058	$6,413,130
States, municipalities and political subdivisions	1,013,901	1,017,191	1,013,793
Foreign governments	421,725	432,238	421,725
Hybrid securities	253,423	226,156	253,423
All other corporate bonds	25,956,262	27,939,185	25,931,250
Preferred stocks	99,103	97,770	99,103

Total fixed maturities	34,143,737	36,531,598	34,132,424
Equity securities
Common stocks:
Industrial, miscellaneous and all other	111,416	126,649	126,649

Total equity securities	111,416	126,649	126,649
Mortgage loans on real estate	5,351,129		5,351,129
Real estate	131,515		131,515
Policy loans	649,738		649,738
Other long-term investments	826,246		826,246
Receivable for Securities	17,469		17,469
Securities Lending	2,760,922		2,760,922
Cash, cash equivalents and short-term investments	1,982,187		1,982,187

Total investments	$45,974,359		$45,978,279

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $34,560 are held at fair value rather than amortized cost due to having an NAIC 6 rating.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2015
Individual life	$14,281,262	$—	$294,838	$978,734	$725,919	$2,094,133	$800,784
Individual health	3,825,220	101,563	171,161	247,524	281,181	465,188	259,508
Group life and health	1,893,922	26,260	109,739	664,396	95,206	277,444	307,198
Annuity	14,745,474	—	25,894	12,918,362	1,106,650	8,766,785	6,041,879
Other	—	—	—	—	114,826	—	—

	$34,745,878	$127,823	$601,632	$14,809,016	$2,323,782	$11,603,550	$7,409,369

Year ended December 31, 2014
Individual life	$14,070,098	$—	$235,349	$2,241,435	$784,891	$1,462,245	$2,078,598
Individual health	3,469,272	108,308	173,505	(3,366,284)	233,091	593,464	184,228
Group life and health	2,039,392	26,474	111,607	709,068	167,144	418,964	402,714
Annuity	16,342,661	—	20,739	16,651,063	1,169,816	9,897,892	8,560,296

	$35,921,423	$134,782	$541,200	$16,235,282	$2,354,942	$12,372,565	$11,225,836

Year ended December 31, 2013
Individual life	$14,301,153	$—	$234,640	$1,228,883	$807,370	$1,920,908	$966,534
Individual health	3,338,686	103,913	135,230	488,080	203,846	483,553	167,941
Group life and health	2,035,727	28,058	109,463	685,375	122,045	434,610	377,954
Annuity	15,055,784	—	16,053	13,493,425	1,333,338	6,504,358	8,142,996

	$34,731,350	$131,971	$495,386	$15,895,763	$2,466,599	$9,343,429	$9,655,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,787,048	$184,116,916	294%

Premiums:
Individual life	$2,399,330	$2,771,117	$1,350,521	$978,734	138%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,651,819	826,310	92,853	12,918,362	1%

	$17,621,969	$4,301,054	$1,488,964	$14,809,879	10%

Year ended December 31, 2014
Life insurance in force	$495,242,330	$938,349,469	$576,885,875	$133,778,736	431%

Premiums:
Individual life	$2,671,642	$1,856,465	$1,426,257	$2,241,434	64%
Individual health	638,552	4,021,733	16,898	(3,366,283)	-1%
Group life and health	855,114	185,824	39,779	709,069	6%
Annuity	14,697,625	(1,859,920)	93,519	16,651,064	1%

	$18,862,933	$4,204,102	$1,576,453	$16,235,284	10%

Year ended December 31, 2013
Life insurance in force	$435,087,804	$907,110,845	$609,170,089	$184,893,712	329%

Premiums:
Individual life	$2,421,343	$2,627,249	$1,434,789	$1,228,883	117%
Individual health	573,791	105,031	19,321	488,081	4%
Group life and health	831,395	189,437	43,417	685,375	6%
Annuity	13,562,324	142,308	73,409	13,493,425	1%

	$17,388,853	$3,064,025	$1,570,936	$15,895,764	10%

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2015 and 2014

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2015 and 2014

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations and Changes in Net Assets	7
Notes to Financial Statements	32

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA B of

Transamerica Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B (the “Separate Account”) at December 31, 2015, the results of its operations for each of the periods indicated and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015, by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2016

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,785,708.173	$104,002,397	$95,500,648	$(52)	$95,500,596	47,328,479	$1.222532	$11.578642
AB Growth and Income Class B Shares	6,524,763.955	164,014,420	194,307,471	(136)	194,307,335	86,893,047	1.262614	13.111425
AB Large Cap Growth Class B Shares	642,539.266	18,314,466	30,694,101	(108)	30,693,993	19,226,523	1.411309	2.274943
American Funds - Asset Allocation Class 2 Shares	25,023,172.720	502,260,855	511,723,882	(73)	511,723,809	229,793,901	1.345652	11.856055
American Funds - Bond Class 2 Shares	15,921,472.677	174,705,397	168,449,181	(109)	168,449,072	83,923,617	1.036969	10.025430
American Funds - Growth Class 2 Shares	3,570,866.594	251,888,263	241,711,960	61	241,712,021	69,343,957	1.449999	13.590454
American Funds - Growth-Income Class 2 Shares	5,241,941.545	252,707,960	236,097,047	68	236,097,115	56,995,196	1.495605	13.268499
American Funds - International Class 2 Shares	6,378,228.996	126,456,011	114,935,687	(97)	114,935,590	54,330,699	0.971893	10.368789
BlackRock Basic Value V.I. Class I Shares	1,561,195.170	22,126,719	20,857,567	(40)	20,857,527	8,817,241	1.728421	2.926794
BlackRock Global Allocation V.I. Class I Shares	962,266.269	14,784,335	14,520,598	(36)	14,520,562	7,842,563	1.558655	2.663181
BlackRock High Yield V.I. Class I Shares	762,757.382	5,548,415	5,163,867	25,038	5,188,905	2,441,830	1.803150	2.190313
Fidelity® VIP Balanced Service Class 2	18,776,482.222	301,945,740	299,484,891	(160)	299,484,731	159,318,959	1.283256	12.223678
Fidelity® VIP Contrafund® Initial Class	21,135.538	695,100	716,917	7	716,924	201,666	1.466953	13.377221
Fidelity® VIP Contrafund® Service Class 2	13,525,524.643	411,475,671	449,858,950	118	449,859,068	172,144,924	1.338175	13.195143
Fidelity® VIP Equity-Income Initial Class	3,457.907	69,028	70,749	(2)	70,747	52,261	1.204878	1.401929
Fidelity® VIP Equity-Income Service Class 2	2,391,373.429	47,862,827	47,923,124	50	47,923,174	30,565,159	1.085841	1.918303
Fidelity® VIP Growth Initial Class	616.545	24,077	40,538	19	40,557	25,199	1.563019	1.838411
Fidelity® VIP Growth Service Class 2	624,788.042	22,686,700	40,617,471	142	40,617,613	25,975,749	1.395966	2.256584
Fidelity® VIP Growth Opportunities Service Class 2	69,394.743	1,233,891	2,178,995	22	2,179,017	1,281,973	1.341053	2.040328
Fidelity® VIP Mid Cap Initial Class	1,566.732	53,986	51,154	3	51,157	24,745	1.311192	12.882048
Fidelity® VIP Mid Cap Service Class 2	9,370,281.988	301,191,278	298,256,076	(173)	298,255,903	98,025,909	1.278697	12.706240
Fidelity® VIP Value Strategies Initial Class	6,155.216	70,724	89,497	(3)	89,494	47,767	1.333366	12.090207
Fidelity® VIP Value Strategies Service Class 2	8,510,362.212	101,212,305	124,591,703	75	124,591,778	53,699,682	1.230819	11.925652
Franklin Founding Funds Allocation Class 4 Shares	16,813,677.491	123,521,202	115,509,964	(166)	115,509,798	67,682,365	1.155268	1.833573
Franklin Income Class 2 Shares	6,300,906.635	93,461,518	89,472,874	(102)	89,472,772	74,138,690	1.104290	1.280444
Franklin Mutual Shares Class 2 Shares	953,477.072	15,751,365	18,306,760	35	18,306,795	15,954,729	1.040215	1.286943
Franklin Templeton Foreign Class 2 Shares	2,707,674.944	37,322,335	35,741,309	150	35,741,459	38,972,850	0.847185	0.951033
GE Investments Total Return Class 3 Shares	3,127,617.782	55,346,370	55,077,349	14	55,077,363	37,260,511	1.139088	10.999349
Huntington VA Dividend Capture	192,455.678	2,267,686	2,340,261	8	2,340,269	1,735,947	1.247295	1.353451
Huntington VA Situs	149,306.413	2,821,316	2,588,973	9	2,588,982	1,940,602	1.235343	1.340486
Invesco V.I. American Franchise Series II Shares	132,752.349	4,993,411	7,414,219	26	7,414,245	5,078,250	1.417771	1.524587

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Value Opportunities Series II Shares	2,383,354.626	$13,642,428	$18,566,333	$62	$18,566,395	15,432,956	$0.904962	$1.512157
Janus Aspen - Enterprise Service Shares	361,520.869	14,079,454	19,764,346	(120)	19,764,226	11,696,584	1.073099	3.372232
Janus Aspen - Global Research Service Shares	756,322.683	21,425,686	29,897,436	(25)	29,897,411	27,624,966	0.793538	1.707219
Janus Aspen - Perkins Mid Cap Value Service Shares	172,666.879	2,706,394	2,735,043	(5)	2,735,038	1,382,062	1.397112	2.056122
MFS® New Discovery Service Class	3,116,513.727	48,394,754	45,033,623	32	45,033,655	23,490,980	1.154017	2.432904
MFS® Total Return Service Class	2,481,663.792	45,878,567	55,241,836	153	55,241,989	34,352,892	1.210156	1.730313
NVIT Developing Markets Class II Shares	3,893.014	22,009	18,764	—	18,764	28,720	0.541539	0.740884
TA AB Dynamic Allocation Initial Class	2,491,755.754	21,805,929	23,447,422	146	23,447,568	14,928,873	1.049059	1.664793
TA AB Dynamic Allocation Service Class	37,070,805.634	321,983,780	346,241,325	(70)	346,241,255	200,324,935	0.982814	10.621586
TA Aegon High Yield Bond Initial Class	11,016,533.478	86,562,477	79,539,372	86	79,539,458	42,484,816	1.160880	9.954097
TA Aegon High Yield Bond Service Class	18,719,054.389	152,933,779	137,023,478	95	137,023,573	46,396,791	1.148401	9.779932
TA Aegon Money Market Initial Class	118,060,844.861	118,060,845	118,060,845	52	118,060,897	104,356,069	0.901979	1.347167
TA Aegon Money Market Service Class	383,764,424.752	383,764,424	383,764,425	110	383,764,535	239,832,076	0.841237	9.881935
TA Aegon U.S. Government Securities Initial Class	6,001,172.423	75,735,429	71,113,893	(58)	71,113,835	44,340,913	1.072449	1.995040
TA Aegon U.S. Government Securities Service Class	28,819,164.061	359,492,966	349,864,652	(64)	349,864,588	139,372,246	1.031194	9.932697
TA American Funds Managed Risk - Balanced Service Class	12,458,965.266	120,841,401	119,855,246	—	119,855,246	12,571,779	9.464876	9.619878
TA Asset Allocation - Conservative Initial Class	18,694,607.837	195,805,931	189,750,270	(76)	189,750,194	121,976,152	1.084257	1.639591
TA Asset Allocation - Conservative Service Class	103,404,764.802	1,069,493,061	1,039,217,886	124	1,039,218,010	549,794,223	1.072764	10.428386
TA Asset Allocation - Growth Initial Class	24,981,067.895	221,557,383	273,043,072	(43)	273,043,029	163,079,906	1.123152	1.755703
TA Asset Allocation - Growth Service Class	18,187,962.956	176,911,639	197,157,518	(63)	197,157,455	96,248,215	1.027088	11.530663
TA Asset Allocation - Moderate Initial Class	37,318,587.084	384,510,079	418,714,547	(330)	418,714,217	257,314,477	1.114691	1.724989
TA Asset Allocation - Moderate Service Class	453,869,162.865	5,054,483,839	5,033,409,016	(101)	5,033,408,915	2,105,107,064	1.089403	10.663599
TA Asset Allocation - Moderate Growth Initial Class	41,803,568.595	447,927,195	499,970,680	105	499,970,785	299,130,616	1.138120	1.756582
TA Asset Allocation - Moderate Growth Service Class	276,873,618.644	3,080,818,606	3,272,646,172	(263)	3,272,645,909	1,697,285,643	1.058155	11.023152
TA Barrow Hanley Dividend Focused Initial Class	17,429,480.406	247,390,808	349,809,672	124	349,809,796	174,466,564	1.188106	12.551082
TA Barrow Hanley Dividend Focused Service Class	7,218,714.294	127,285,096	145,023,970	(114)	145,023,856	63,543,533	1.116973	12.311457
TA BlackRock Global Allocation Service Class	91,901,436.911	1,220,158,611	1,178,176,421	4	1,178,176,425	685,402,691	1.071029	10.727648
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	13,367,912.196	134,148,805	128,198,278	17	128,198,295	13,579,678	9.327076	9.590000
TA BlackRock Global Allocation Managed Risk - Growth Service Class	16,043,701.660	159,771,036	150,650,359	(13)	150,650,346	16,301,610	9.132530	9.390000

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Tactical Allocation Service Class	93,373,839.835	$1,408,816,336	$1,402,475,074	$289	$1,402,475,363	592,846,759	$1.179260	$11.062391
TA Clarion Global Real Estate Securities Initial Class	4,037,777.947	46,618,188	50,028,069	139	50,028,208	20,659,242	0.983238	10.354384
TA Clarion Global Real Estate Securities Service Class	6,918,952.084	87,516,836	89,462,050	(14)	89,462,036	42,323,555	0.999442	10.159722
TA International Moderate Growth Initial Class	8,336.673	75,461	78,115	1	78,116	68,181	1.145702	1.162360
TA International Moderate Growth Service Class	64,165,212.889	581,730,651	595,453,176	(87)	595,453,089	406,136,679	0.890270	10.257003
TA Janus Balanced Service Class	43,195,778.116	547,365,301	562,409,031	(218)	562,408,813	192,034,411	1.114955	11.817060
TA Jennison Growth Initial Class	17,798,816.458	153,189,269	192,227,218	3	192,227,221	108,015,766	1.333288	15.390054
TA Jennison Growth Service Class	9,234,102.660	91,663,770	96,681,055	(55)	96,681,000	29,476,122	1.660667	15.103149
TA JPMorgan Core Bond Service Class	12,730,747.415	176,394,299	173,902,010	(26)	173,901,984	80,427,225	1.025062	10.104496
TA JPMorgan Enhanced Index Initial Class	5,982,610.490	87,091,568	101,285,596	(11)	101,285,585	49,201,659	1.367540	13.396049
TA JPMorgan Enhanced Index Service Class	2,349,962.047	40,893,786	39,714,359	(40)	39,714,319	12,638,230	1.355996	13.149075
TA JPMorgan Mid Cap Value Service Class	7,776,183.759	158,492,332	157,156,674	115	157,156,789	49,562,775	1.549928	12.961789
TA JPMorgan Tactical Allocation Service Class	75,974,706.277	1,066,028,023	1,097,074,759	(3)	1,097,074,756	388,440,348	1.082501	10.653282
TA Legg Mason Dynamic Allocation - Balanced Service Class	96,718,312.485	1,111,274,358	1,125,801,157	149	1,125,801,306	303,800,980	1.099032	10.912552
TA Legg Mason Dynamic Allocation - Growth Service Class	43,542,702.743	530,453,097	528,608,411	(262)	528,608,149	149,681,980	1.142441	11.228522
TA Madison Balanced Allocation Service Class	9,399,588.366	102,946,295	98,601,682	109	98,601,791	43,365,220	1.148319	10.871827
TA Madison Conservative Allocation Service Class	7,258,811.912	77,378,285	74,112,470	39	74,112,509	38,496,050	1.078781	10.324391
TA Madison Diversified Income Service Class	9,254,496.325	104,292,470	109,758,326	82	109,758,408	57,334,171	1.144623	10.604339
TA Managed Risk - Balanced ETF Service Class	500,815,146.064	5,716,555,688	5,493,942,152	146	5,493,942,298	1,749,801,079	1.113780	10.738997
TA Managed Risk - Conservative ETF Service Class	63,777,313.471	760,252,429	734,076,878	107	734,076,985	344,902,729	1.118320	10.669454
TA Managed Risk - Growth ETF Service Class	305,163,986.473	3,102,051,967	2,828,870,155	(398)	2,828,869,757	1,301,705,474	1.107530	10.971799
TA Market Participation Strategy Service Class	40,067,898.900	453,714,005	452,767,258	113	452,767,371	117,968,861	1.111040	11.349354
TA MFS International Equity Initial Class	8,824,382.753	65,666,168	71,124,525	(79)	71,124,446	51,016,252	1.043161	10.523519
TA MFS International Equity Service Class	10,441,641.953	84,405,981	82,697,804	(93)	82,697,711	32,894,815	0.987852	10.325313
TA Morgan Stanley Capital Growth Initial Class	6,504,539.666	80,791,732	104,267,771	47	104,267,818	47,282,114	1.641701	2.610437
TA Morgan Stanley Capital Growth Service Class	3,377,780.786	51,398,145	53,335,159	(21)	53,335,138	15,649,714	1.614028	15.838299
TA Morgan Stanley Mid-Cap Growth Initial Class	2,438,247.424	72,296,051	69,124,314	159	69,124,473	49,518,695	1.108186	11.687416
TA Morgan Stanley Mid-Cap Growth Service Class	2,483,949.582	78,110,200	68,159,577	(13)	68,159,564	27,213,018	1.095326	11.465655
TA Multi-Managed Balanced Initial Class	5,458,287.911	72,535,910	71,558,155	(69)	71,558,086	34,089,325	1.360126	2.208127
TA Multi-Managed Balanced Service Class	26,951,737.106	349,119,920	347,407,891	(35)	347,407,856	143,153,566	1.344242	11.966239
TA Multi-Manager Alternative Strategies Service Class	180,590.326	1,870,586	1,760,756	20	1,760,776	181,063	9.602853	9.854633

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA PIMCO Tactical - Balanced Service Class	51,065,782.359	$584,561,071	$571,936,762	$213	$571,936,975	194,833,059	$0.984578	$10.946883
TA PIMCO Tactical - Conservative Service Class	20,398,122.539	227,989,001	223,359,442	(77)	223,359,365	84,100,322	0.943622	10.802101
TA PIMCO Tactical - Growth Service Class	26,526,109.286	298,982,781	288,604,069	(42)	288,604,027	99,906,894	0.943786	11.065073
TA PIMCO Total Return Initial Class	17,366,511.760	201,190,993	192,941,946	(28)	192,941,918	125,233,326	1.083701	1.619850
TA PIMCO Total Return Service Class	75,505,060.014	881,524,905	833,575,863	590	833,576,453	475,137,309	1.054667	9.935537
TA PineBridge Inflation Opportunities Service Class	18,453,115.970	195,073,999	178,257,100	54	178,257,154	110,195,164	0.925912	8.910911
TA ProFunds UltraBear Service Class (OAM)	36,864,734.441	37,903,887	32,809,614	53	32,809,667	406,801,801	0.077974	0.249729
TA QS Investors Active Asset Allocation - Conservative Service Class	42,825,228.558	453,099,148	432,963,061	(375)	432,962,686	225,250,178	1.029692	10.270823
TA QS Investors Active Asset Allocation - Moderate Service Class	145,975,908.712	1,636,526,829	1,537,126,319	199	1,537,126,518	545,348,810	1.038865	10.318286
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	64,046,946.036	713,538,324	646,874,155	314	646,874,469	297,221,724	1.041928	10.367285
TA Systematic Small/Mid Cap Value Initial Class	6,455,529.968	120,559,902	123,687,954	261	123,688,215	28,487,599	1.317337	12.455070
TA Systematic Small/Mid Cap Value Service Class	4,716,174.618	97,322,575	88,569,759	18	88,569,777	37,708,384	1.302207	12.221450
TA T. Rowe Price Small Cap Initial Class	7,825,444.492	85,956,893	108,382,406	(140)	108,382,266	50,302,232	1.522556	14.026387
TA T. Rowe Price Small Cap Service Class	12,535,042.276	160,432,992	166,716,062	180	166,716,242	42,516,500	1.505447	13.763978
TA Torray Concentrated Growth Initial Class	8,952,206.467	129,171,513	150,665,635	91	150,665,726	50,917,336	1.404645	12.895360
TA Torray Concentrated Growth Service Class	1,916,412.355	36,912,908	32,981,457	(39)	32,981,418	12,966,791	1.388687	12.650750
TA TS&W International Equity Initial Class	6,276,140.027	75,577,731	76,568,908	46	76,568,954	44,322,070	0.932981	10.795904
TA TS&W International Equity Service Class	2,977,184.132	37,274,701	36,053,700	74	36,053,774	16,788,573	0.873299	10.591452
TA Voya Limited Maturity Bond Service Class	57,113.652	570,051	568,852	1	568,853	58,581	9.523557	9.741968
TA Voya Mid Cap Opportunities Service Class	14,530.859	169,992	173,789	—	173,789	14,014	12.167516	12.446568
TA WMC US Growth Initial Class	10,876,678.877	254,627,411	257,886,056	279	257,886,335	168,111,201	1.309819	14.188011
TA WMC US Growth Service Class	4,170,824.054	106,949,537	96,971,659	19	96,971,678	33,875,319	1.258819	13.923209
Vanguard® Equity Index	55,717.911	1,750,781	1,852,621	2	1,852,623	462,855	1.529923	13.377733
Vanguard® International	59,052.107	1,156,086	1,169,232	(3)	1,169,229	426,145	1.012497	10.738070
Vanguard® Mid-Cap Index	42,806.826	834,244	888,670	(2)	888,668	316,319	1.476619	13.082434
Vanguard® REIT Index	25,419.310	321,924	350,024	9	350,033	150,260	1.378059	11.692452
Vanguard® Short-Term Investment Grade	275,106.084	2,925,354	2,902,369	(6)	2,902,363	1,147,149	1.042629	10.132211
Vanguard® Total Bond Market Index	138,048.628	1,641,565	1,627,593	6	1,627,599	544,334	1.092431	10.097468
Voya Global Perspectives Class S Shares	1,517.966	15,143	15,028	—	15,028	1,633	9.150042	9.282209

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values
Voya Large Cap Value Class S Shares	—	$—	$—	$—	$—	—	$9.226752	$9.360023
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.551545	9.689461
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.452287	9.588791
Wanger International	12,085.118	362,621	318,080	1	318,081	160,087	1.159306	10.489780
Wanger USA	8,643.901	300,206	274,444	1	274,445	133,870	1.556765	12.677197

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount

Net Assets as of January 1, 2014:	$87,360,846	$156,306,109	$35,597,034	$379,469,267	$103,432,773

Investment Income:
Reinvested Dividends	2,156,345	1,915,380	—	6,740,613	2,608,139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,500,634	2,491,690	518,737	7,587,444	2,088,556

Net Investment Income (Loss)	655,711	(576,310)	(518,737)	(846,831)	519,583

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,790,271	—	—	20,844,025	41,494
Realized Gain (Loss) on Investments	2,379,321	7,578,422	2,033,908	10,611,339	(127,482)

Net Realized Capital Gains (Losses) on Investments	16,169,592	7,578,422	2,033,908	31,455,364	(85,988)
Net Change in Unrealized Appreciation (Depreciation)	(12,283,836)	5,770,647	2,480,852	(15,268,748)	3,322,437

Net Gain (Loss) on Investment	3,885,756	13,349,069	4,514,760	16,186,616	3,236,449

Net Increase (Decrease) in Net Assets Resulting from Operations	4,541,467	12,772,759	3,996,023	15,339,785	3,756,032

Increase (Decrease) in Net Assets from Contract Transactions	(26,710)	20,947,880	(4,000,793)	74,073,703	35,258,245

Total Increase (Decrease) in Net Assets	4,514,757	33,720,639	(4,770)	89,413,488	39,014,277

Net Assets as of December 31, 2014:	$91,875,603	$190,026,748	$35,592,264	$468,882,755	$142,447,050

Investment Income:
Reinvested Dividends	1,964,980	2,331,815	—	8,419,874	2,835,508
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,608,024	2,885,658	490,480	8,596,781	2,733,999

Net Investment Income (Loss)	356,956	(553,843)	(490,480)	(176,907)	101,509

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,973,462	—	2,888,272	35,364,723	3,090,505
Realized Gain (Loss) on Investments	(140,940)	12,664,141	4,290,143	8,919,791	(235,687)

Net Realized Capital Gains (Losses) on Investments	8,832,522	12,664,141	7,178,415	44,284,514	2,854,818
Net Change in Unrealized Appreciation (Depreciation)	(9,687,251)	(12,429,579)	(3,658,603)	(47,070,650)	(5,400,717)

Net Gain (Loss) on Investment	(854,729)	234,562	3,519,812	(2,786,136)	(2,545,899)

Net Increase (Decrease) in Net Assets Resulting from Operations	(497,773)	(319,281)	3,029,332	(2,963,043)	(2,444,390)

Increase (Decrease) in Net Assets from Contract Transactions	4,122,766	4,599,868	(7,927,603)	45,804,097	28,446,412

Total Increase (Decrease) in Net Assets	3,624,993	4,280,587	(4,898,271)	42,841,054	26,002,022

Net Assets as of December 31, 2015:	$95,500,596	$194,307,335	$30,693,993	$511,723,809	$168,449,072

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount

Net Assets as of January 1, 2014:	$116,392,175	$93,879,498	$69,810,558	$30,389,242	$22,385,439

Investment Income:
Reinvested Dividends	1,327,403	2,125,615	1,335,146	404,890	431,533
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,453,062	2,328,688	1,459,136	430,230	301,824

Net Investment Income (Loss)	(1,125,659)	(203,073)	(123,990)	(25,340)	129,709

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,618,969	6,006,283	—	3,756,504	1,502,009
Realized Gain (Loss) on Investments	3,516,381	3,926,890	1,633,629	1,409,725	585,721

Net Realized Capital Gains (Losses) on Investments	10,135,350	9,933,173	1,633,629	5,166,229	2,087,730
Net Change in Unrealized Appreciation (Depreciation)	269,997	1,050,465	(5,797,228)	(2,775,310)	(2,063,227)

Net Gain (Loss) on Investment	10,405,347	10,983,638	(4,163,599)	2,390,919	24,503

Net Increase (Decrease) in Net Assets Resulting from Operations	9,279,688	10,780,565	(4,287,589)	2,365,579	154,212

Increase (Decrease) in Net Assets from Contract Transactions	48,526,013	75,513,887	28,534,767	(4,222,541)	(3,092,557)

Total Increase (Decrease) in Net Assets	57,805,701	86,294,452	24,247,178	(1,856,962)	(2,938,345)

Net Assets as of December 31, 2014:	$174,197,876	$180,173,950	$94,057,736	$28,532,280	$19,447,094

Investment Income:
Reinvested Dividends	1,407,972	3,077,938	1,814,431	347,297	174,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,612,807	3,640,372	1,942,262	357,805	241,918

Net Investment Income (Loss)	(2,204,835)	(562,434)	(127,831)	(10,508)	(67,190)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,190,040	31,609,718	6,459,243	2,530,004	789,357
Realized Gain (Loss) on Investments	2,596,966	3,410,221	1,221,166	1,535,557	556,729

Net Realized Capital Gains (Losses) on Investments	45,787,006	35,019,939	7,680,409	4,065,561	1,346,086
Net Change in Unrealized Appreciation (Depreciation)	(34,982,541)	(36,705,090)	(16,471,933)	(5,567,230)	(1,491,389)

Net Gain (Loss) on Investment	10,804,465	(1,685,151)	(8,791,524)	(1,501,669)	(145,303)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,630	(2,247,585)	(8,919,355)	(1,512,177)	(212,493)

Increase (Decrease) in Net Assets from Contract Transactions	58,914,515	58,170,750	29,797,209	(6,162,576)	(4,714,039)

Total Increase (Decrease) in Net Assets	67,514,145	55,923,165	20,877,854	(7,674,753)	(4,926,532)

Net Assets as of December 31, 2015:	$241,712,021	$236,097,115	$114,935,590	$20,857,527	$14,520,562

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	BlackRock High Yield V.I. Class I Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount

Net Assets as of January 1, 2014:	$8,168,931	$181,860,843	$875,305	$377,299,296	$84,226

Investment Income:
Reinvested Dividends	429,776	3,168,838	7,412	3,324,047	2,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,928	3,088,246	5,484	6,049,840	617

Net Investment Income (Loss)	314,848	80,592	1,928	(2,725,793)	1,904

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,213	24,358,548	15,550	9,255,431	1,220
Realized Gain (Loss) on Investments	169,441	1,805,070	62,347	14,761,893	386

Net Realized Capital Gains (Losses) on Investments	206,654	26,163,618	77,897	24,017,324	1,606
Net Change in Unrealized Appreciation (Depreciation)	(389,529)	(9,091,396)	7,831	18,389,061	3,143

Net Gain (Loss) on Investment	(182,875)	17,072,222	85,728	42,406,385	4,749

Net Increase (Decrease) in Net Assets Resulting from Operations	131,973	17,152,814	87,656	39,680,592	6,653

Increase (Decrease) in Net Assets from Contract Transactions	(1,178,631)	51,202,397	(164,750)	48,868,529	(1,200)

Total Increase (Decrease) in Net Assets	(1,046,658)	68,355,211	(77,094)	88,549,121	5,453

Net Assets as of December 31, 2014:	$7,122,273	$250,216,054	$798,211	$465,848,417	$89,679

Investment Income:
Reinvested Dividends	310,236	4,045,837	7,632	3,698,022	2,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,162	4,069,171	4,964	6,813,795	567

Net Investment Income (Loss)	223,074	(23,334)	2,668	(3,115,773)	1,812

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,113	8,053,687	61,530	42,396,933	8,016
Realized Gain (Loss) on Investments	104,457	2,087,470	58,659	28,058,788	2,773

Net Realized Capital Gains (Losses) on Investments	139,570	10,141,157	120,189	70,455,721	10,789
Net Change in Unrealized Appreciation (Depreciation)	(606,024)	(14,015,224)	(131,147)	(72,317,351)	(15,565)

Net Gain (Loss) on Investment	(466,454)	(3,874,067)	(10,958)	(1,861,630)	(4,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	(243,380)	(3,897,401)	(8,290)	(4,977,403)	(2,964)

Increase (Decrease) in Net Assets from Contract Transactions	(1,689,988)	53,166,078	(72,997)	(11,011,946)	(15,968)

Total Increase (Decrease) in Net Assets	(1,933,368)	49,268,677	(81,287)	(15,989,349)	(18,932)

Net Assets as of December 31, 2015:	$5,188,905	$299,484,731	$716,924	$449,859,068	$70,747

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount

Net Assets as of January 1, 2014:	$69,246,230	$35,124	$50,162,145	$2,628,111	$48,484

Investment Income:
Reinvested Dividends	1,676,089	71	—	174	147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	987,841	274	734,751	37,007	361

Net Investment Income (Loss)	688,248	(203)	(734,751)	(36,833)	(214)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,677	—	—	1,782	1,183
Realized Gain (Loss) on Investments	2,183,928	225	3,114,622	234,985	6

Net Realized Capital Gains (Losses) on Investments	3,101,605	225	3,114,622	236,767	1,189
Net Change in Unrealized Appreciation (Depreciation)	669,380	3,648	2,109,411	45,315	1,959

Net Gain (Loss) on Investment	3,770,985	3,873	5,224,033	282,082	3,148

Net Increase (Decrease) in Net Assets Resulting from Operations	4,459,233	3,670	4,489,282	245,249	2,934

Increase (Decrease) in Net Assets from Contract Transactions	(9,880,514)	(317)	(6,451,278)	(355,648)	7,889

Total Increase (Decrease) in Net Assets	(5,421,281)	3,353	(1,961,996)	(110,399)	10,823

Net Assets as of December 31, 2014:	$63,824,949	$38,477	$48,200,149	$2,517,712	$59,307

Investment Income:
Reinvested Dividends	1,517,703	105	13,207	63	261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	822,940	294	658,958	34,764	398

Net Investment Income (Loss)	694,763	(189)	(645,751)	(34,701)	(137)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,738,759	1,202	1,502,472	223,392	6,978
Realized Gain (Loss) on Investments	1,758,791	269	4,964,874	285,402	(1,215)

Net Realized Capital Gains (Losses) on Investments	7,497,550	1,471	6,467,346	508,794	5,763
Net Change in Unrealized Appreciation (Depreciation)	(11,064,161)	1,164	(3,336,430)	(374,595)	(6,910)

Net Gain (Loss) on Investment	(3,566,611)	2,635	3,130,916	134,199	(1,147)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,871,848)	2,446	2,485,165	99,498	(1,284)

Increase (Decrease) in Net Assets from Contract Transactions	(13,029,927)	(366)	(10,067,701)	(438,193)	(6,866)

Total Increase (Decrease) in Net Assets	(15,901,775)	2,080	(7,582,536)	(338,695)	(8,150)

Net Assets as of December 31, 2015:	$47,923,174	$40,557	$40,617,613	$2,179,017	$51,157

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount

Net Assets as of January 1, 2014:	$334,770,485	$84,623	$134,957,220	$171,063,034	$138,042,260

Investment Income:
Reinvested Dividends	65,143	1,071	1,153,045	4,473,798	6,763,381
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,969,830	652	2,029,585	2,733,838	1,986,727

Net Investment Income (Loss)	(4,904,687)	419	(876,540)	1,739,960	4,776,654

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,944,358	—	—	139,004	—
Realized Gain (Loss) on Investments	8,656,978	384	8,267,640	1,374,217	2,150,841

Net Realized Capital Gains (Losses) on Investments	16,601,336	384	8,267,640	1,513,221	2,150,841
Net Change in Unrealized Appreciation (Depreciation)	2,755,319	4,552	(954,532)	(1,015,643)	(2,450,962)

Net Gain (Loss) on Investment	19,356,655	4,936	7,313,108	497,578	(300,121)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,451,968	5,355	6,436,568	2,237,538	4,476,533

Increase (Decrease) in Net Assets from Contract Transactions	(3,477,535)	14,048	2,838,547	(24,177,941)	(16,670,200)

Total Increase (Decrease) in Net Assets	10,974,433	19,403	9,275,115	(21,940,403)	(12,193,667)

Net Assets as of December 31, 2014:	$345,744,918	$104,026	$144,232,335	$149,122,631	$125,848,593

Investment Income:
Reinvested Dividends	795,832	1,048	1,172,410	3,633,219	4,953,955
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,861,986	647	2,041,997	2,205,989	1,561,912

Net Investment Income (Loss)	(4,066,154)	401	(869,587)	1,427,230	3,392,043

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,570,179	73	109,392	208,623	—
Realized Gain (Loss) on Investments	9,635,575	1,231	14,358,376	602,421	1,722,010

Net Realized Capital Gains (Losses) on Investments	51,205,754	1,304	14,467,768	811,044	1,722,010
Net Change in Unrealized Appreciation (Depreciation)	(55,343,666)	(4,907)	(19,545,421)	(12,006,665)	(13,768,805)

Net Gain (Loss) on Investment	(4,137,912)	(3,603)	(5,077,653)	(11,195,621)	(12,046,795)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,204,066)	(3,202)	(5,947,240)	(9,768,391)	(8,654,752)

Increase (Decrease) in Net Assets from Contract Transactions	(39,284,949)	(11,330)	(13,693,317)	(23,844,442)	(27,721,069)

Total Increase (Decrease) in Net Assets	(47,489,015)	(14,532)	(19,640,557)	(33,612,833)	(36,375,821)

Net Assets as of December 31, 2015:	$298,255,903	$89,494	$124,591,778	$115,509,798	$89,472,772

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	GE Investments Total Return Class 3 Shares Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Situs Subaccount

Net Assets as of January 1, 2014:	$28,581,308	$64,992,850	$53,548,298	$4,166,880	$4,902,232

Investment Income:
Reinvested Dividends	555,085	1,124,494	873,404	148,172	17,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	409,533	893,345	950,162	46,093	57,394

Net Investment Income (Loss)	145,552	231,149	(76,758)	102,079	(39,536)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144,327	—	1,676,173	—	184,083
Realized Gain (Loss) on Investments	1,135,218	1,810,149	860,203	359,648	592,220

Net Realized Capital Gains (Losses) on Investments	1,279,545	1,810,149	2,536,376	359,648	776,303
Net Change in Unrealized Appreciation (Depreciation)	75,755	(9,297,415)	(707,062)	(173,459)	(947,088)

Net Gain (Loss) on Investment	1,355,300	(7,487,266)	1,829,314	186,189	(170,785)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,500,852	(7,256,117)	1,752,556	288,268	(210,321)

Increase (Decrease) in Net Assets from Contract Transactions	(3,443,780)	(8,315,570)	3,712,020	(1,385,469)	(740,151)

Total Increase (Decrease) in Net Assets	(1,942,928)	(15,571,687)	5,464,576	(1,097,201)	(950,472)

Net Assets as of December 31, 2014:	$26,638,380	$49,421,163	$59,012,874	$3,069,679	$3,951,760

Investment Income:
Reinvested Dividends	637,203	1,424,902	875,526	110,082	16,936
Investment Expense:
Mortality and Expense Risk and Administrative Charges	330,188	665,142	976,790	36,126	45,202

Net Investment Income (Loss)	307,015	759,760	(101,264)	73,956	(28,266)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,405,930	1,455,367	1,794,079	—	425,433
Realized Gain (Loss) on Investments	2,296,472	1,035,999	945,126	119,208	299,620

Net Realized Capital Gains (Losses) on Investments	3,702,402	2,491,366	2,739,205	119,208	725,053
Net Change in Unrealized Appreciation (Depreciation)	(5,197,619)	(6,180,383)	(4,395,417)	(310,861)	(961,484)

Net Gain (Loss) on Investment	(1,495,217)	(3,689,017)	(1,656,212)	(191,653)	(236,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,188,202)	(2,929,257)	(1,757,476)	(117,697)	(264,697)

Increase (Decrease) in Net Assets from Contract Transactions	(7,143,383)	(10,750,447)	(2,178,035)	(611,713)	(1,098,081)

Total Increase (Decrease) in Net Assets	(8,331,585)	(13,679,704)	(3,935,511)	(729,410)	(1,362,778)

Net Assets as of December 31, 2015:	$18,306,795	$35,741,459	$55,077,363	$2,340,269	$2,588,982

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount

Net Assets as of January 1, 2014:	$10,656,379	$29,639,814	$24,789,340	$44,449,345	$3,820,732

Investment Income:
Reinvested Dividends	—	329,228	8,121	410,000	123,323
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146,389	421,040	351,075	632,937	53,762

Net Investment Income (Loss)	(146,389)	(91,812)	(342,954)	(222,937)	69,561

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	1,695,504	—	283,419
Realized Gain (Loss) on Investments	630,258	1,544,820	1,559,103	1,955,963	82,404

Net Realized Capital Gains (Losses) on Investments	630,258	1,544,820	3,254,607	1,955,963	365,823
Net Change in Unrealized Appreciation (Depreciation)	142,483	(99,450)	(522,249)	594,950	(195,087)

Net Gain (Loss) on Investment	772,741	1,445,370	2,732,358	2,550,913	170,736

Net Increase (Decrease) in Net Assets Resulting from Operations	626,352	1,353,558	2,389,404	2,327,976	240,297

Increase (Decrease) in Net Assets from Contract Transactions	(1,789,408)	(3,022,906)	(3,081,015)	(5,402,450)	(371,288)

Total Increase (Decrease) in Net Assets	(1,163,056)	(1,669,348)	(691,611)	(3,074,474)	(130,991)

Net Assets as of December 31, 2014:	$9,493,323	$27,970,466	$24,097,729	$41,374,871	$3,689,741

Investment Income:
Reinvested Dividends	—	495,129	162,842	180,980	31,154
Investment Expense:
Mortality and Expense Risk and Administrative Charges	122,596	342,472	325,794	531,364	45,328

Net Investment Income (Loss)	(122,596)	152,657	(162,952)	(350,384)	(14,174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,886	1,626,918	2,365,036	—	296,531
Realized Gain (Loss) on Investments	899,456	3,254,944	2,507,120	4,074,938	128,483

Net Realized Capital Gains (Losses) on Investments	941,342	4,881,862	4,872,156	4,074,938	425,014
Net Change in Unrealized Appreciation (Depreciation)	(520,431)	(7,722,638)	(4,025,974)	(4,561,140)	(571,455)

Net Gain (Loss) on Investment	420,911	(2,840,776)	846,182	(486,202)	(146,441)

Net Increase (Decrease) in Net Assets Resulting from Operations	298,315	(2,688,119)	683,230	(836,586)	(160,615)

Increase (Decrease) in Net Assets from Contract Transactions	(2,377,393)	(6,715,952)	(5,016,733)	(10,640,874)	(794,088)

Total Increase (Decrease) in Net Assets	(2,079,078)	(9,404,071)	(4,333,503)	(11,477,460)	(954,703)

Net Assets as of December 31, 2015:	$7,414,245	$18,566,395	$19,764,226	$29,897,411	$2,735,038

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	MFS® New Discovery Service Class	MFS® Total Return Service Class	NVIT Developing Markets Class II Shares	TA AB Dynamic Allocation Initial Class	TA AB Dynamic Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$80,534,952	$79,265,752	$26,996	$26,503,255	$321,999,069

Investment Income:
Reinvested Dividends	—	1,283,095	219	271,767	2,645,620
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,022,878	1,112,107	142	398,747	4,694,558

Net Investment Income (Loss)	(1,022,878)	170,988	77	(126,980)	(2,048,938)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,395,480	1,983,820	—	—	—
Realized Gain (Loss) on Investments	1,891,426	3,124,608	36	520,266	4,452,354

Net Realized Capital Gains (Losses) on Investments	16,286,906	5,108,428	36	520,266	4,452,354
Net Change in Unrealized Appreciation (Depreciation)	(22,165,254)	(386,178)	(1,811)	717,206	9,999,180

Net Gain (Loss) on Investment	(5,878,348)	4,722,250	(1,775)	1,237,472	14,451,534

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,901,226)	4,893,238	(1,698)	1,110,492	12,402,596

Increase (Decrease) in Net Assets from Contract Transactions	(13,771,249)	(10,962,543)	(288)	1,529,460	4,866,060

Total Increase (Decrease) in Net Assets	(20,672,475)	(6,069,305)	(1,986)	2,639,952	17,268,656

Net Assets as of December 31, 2014:	$59,862,477	$73,196,447	$25,010	$29,143,207	$339,267,725

Investment Income:
Reinvested Dividends	—	1,409,107	226	330,895	3,693,566
Investment Expense:
Mortality and Expense Risk and Administrative Charges	799,408	922,857	118	392,257	4,925,850

Net Investment Income (Loss)	(799,408)	486,250	108	(61,362)	(1,232,284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,694,842	2,229,277	—	—	—
Realized Gain (Loss) on Investments	256,358	4,602,814	218	1,707,173	5,786,865

Net Realized Capital Gains (Losses) on Investments	1,951,200	6,832,091	218	1,707,173	5,786,865
Net Change in Unrealized Appreciation (Depreciation)	(2,374,538)	(8,369,029)	(3,961)	(2,021,086)	(11,155,923)

Net Gain (Loss) on Investment	(423,338)	(1,536,938)	(3,743)	(313,913)	(5,369,058)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,222,746)	(1,050,688)	(3,635)	(375,275)	(6,601,342)

Increase (Decrease) in Net Assets from Contract Transactions	(13,606,076)	(16,903,770)	(2,611)	(5,320,364)	13,574,872

Total Increase (Decrease) in Net Assets	(14,828,822)	(17,954,458)	(6,246)	(5,695,639)	6,973,530

Net Assets as of December 31, 2015:	$45,033,655	$55,241,989	$18,764	$23,447,568	$346,241,255

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon Money Market Initial Class	TA Aegon Money Market Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$114,989,061	$147,133,548	$134,398,735	$313,266,679	$88,308,492

Investment Income:
Reinvested Dividends	6,195,772	8,350,088	6,476	17,325	3,503,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,647,216	2,218,992	1,863,716	4,826,398	1,286,464

Net Investment Income (Loss)	4,548,556	6,131,096	(1,857,240)	(4,809,073)	2,217,015

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	1,471,123
Realized Gain (Loss) on Investments	2,178,235	1,334,043	—	—	(1,054,709)

Net Realized Capital Gains (Losses) on Investments	2,178,235	1,334,043	—	—	416,414
Net Change in Unrealized Appreciation (Depreciation)	(3,850,225)	(3,861,544)	—	—	61,016

Net Gain (Loss) on Investment	(1,671,990)	(2,527,501)	—	—	477,430

Net Increase (Decrease) in Net Assets Resulting from Operations	2,876,566	3,603,595	(1,857,240)	(4,809,073)	2,694,445

Increase (Decrease) in Net Assets from Contract Transactions	(14,961,035)	(18,627,229)	(17,502,279)	36,789,259	(3,131,756)

Total Increase (Decrease) in Net Assets	(12,084,469)	(15,023,634)	(19,359,519)	31,980,186	(437,311)

Net Assets as of December 31, 2014:	$102,904,592	$132,109,914	$115,039,216	$345,246,865	$87,871,181

Investment Income:
Reinvested Dividends	5,552,200	8,987,761	5,787	17,859	1,640,727
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,391,082	2,218,029	1,672,642	4,906,835	1,145,841

Net Investment Income (Loss)	4,161,118	6,769,732	(1,666,855)	(4,888,976)	494,886

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	382,505
Realized Gain (Loss) on Investments	1,308,863	(1,908,312)	—	(1)	(2,141,421)

Net Realized Capital Gains (Losses) on Investments	1,308,863	(1,908,312)	—	(1)	(1,758,916)
Net Change in Unrealized Appreciation (Depreciation)	(10,115,169)	(13,769,324)	—	1	293,375

Net Gain (Loss) on Investment	(8,806,306)	(15,677,636)	—	—	(1,465,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,645,188)	(8,907,904)	(1,666,855)	(4,888,976)	(970,655)

Increase (Decrease) in Net Assets from Contract Transactions	(18,719,946)	13,821,563	4,688,536	43,406,646	(15,786,691)

Total Increase (Decrease) in Net Assets	(23,365,134)	4,913,659	3,021,681	38,517,670	(16,757,346)

Net Assets as of December 31, 2015:	$79,539,458	$137,023,573	$118,060,897	$383,764,535	$71,113,835

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Service Class	TA Asset Allocation - Growth Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$221,420,439	$—	$289,462,189	$1,111,348,299	$387,054,260

Investment Income:
Reinvested Dividends	6,860,982	—	6,969,812	26,968,934	8,646,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,812,466	—	3,918,011	15,767,171	5,460,757

Net Investment Income (Loss)	4,048,516	—	3,051,801	11,201,763	3,185,349

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,232,635	—	4,263,111	18,195,557	—
Realized Gain (Loss) on Investments	(5,697,794)	—	6,578,200	19,029,202	14,151,751

Net Realized Capital Gains (Losses) on Investments	(2,465,159)	—	10,841,311	37,224,759	14,151,751
Net Change in Unrealized Appreciation (Depreciation)	4,283,626	—	(12,029,048)	(42,875,150)	(13,268,402)

Net Gain (Loss) on Investment	1,818,467	—	(1,187,737)	(5,650,391)	883,349

Net Increase (Decrease) in Net Assets Resulting from Operations	5,866,983	—	1,864,064	5,551,372	4,068,698

Increase (Decrease) in Net Assets from Contract Transactions	(16,115,969)	—	(51,987,216)	(24,972,651)	(29,628,983)

Total Increase (Decrease) in Net Assets	(10,248,986)	—	(50,123,152)	(19,421,279)	(25,560,285)

Net Assets as of December 31, 2014:	$211,171,453	$—	$239,339,037	$1,091,927,020	$361,493,975

Investment Income:
Reinvested Dividends	3,472,704	—	4,594,846	21,351,803	4,956,244
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,463,714	458,757	3,190,965	15,201,451	4,712,292

Net Investment Income (Loss)	8,990	(458,757)	1,403,881	6,150,352	243,952

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	928,571	—	8,160,003	42,839,235	—
Realized Gain (Loss) on Investments	(3,580,596)	(57,129)	4,886,778	11,790,763	28,886,904

Net Realized Capital Gains (Losses) on Investments	(2,652,025)	(57,129)	13,046,781	54,629,998	28,886,904
Net Change in Unrealized Appreciation (Depreciation)	(2,468,059)	(986,156)	(20,730,926)	(98,097,936)	(36,260,278)

Net Gain (Loss) on Investment	(5,120,084)	(1,043,285)	(7,684,145)	(43,467,938)	(7,373,374)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,111,094)	(1,502,042)	(6,280,264)	(37,317,586)	(7,129,422)

Increase (Decrease) in Net Assets from Contract Transactions	143,804,229	121,357,288	(43,308,579)	(15,391,424)	(81,321,524)

Total Increase (Decrease) in Net Assets	138,693,135	119,855,246	(49,588,843)	(52,709,010)	(88,450,946)

Net Assets as of December 31, 2015:	$349,864,588	$119,855,246	$189,750,194	$1,039,218,010	$273,043,029

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Growth Service Class	TA Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Growth Initial Class	Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$186,689,604	$611,618,677	$4,173,835,738	$710,476,313	$3,503,337,599

Investment Income:
Reinvested Dividends	4,373,141	12,891,464	101,835,076	18,270,403	87,004,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,890,887	8,591,053	66,154,994	10,117,113	51,822,386

Net Investment Income (Loss)	1,482,254	4,300,411	35,680,082	8,153,290	35,181,720

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	6,813,419	15,534,447	52,040,429	16,824,642	77,690,835

Net Realized Capital Gains (Losses) on Investments	6,813,419	15,534,447	52,040,429	16,824,642	77,690,835
Net Change in Unrealized Appreciation (Depreciation)	(6,442,742)	(12,654,674)	(30,032,301)	(18,136,731)	(80,899,704)

Net Gain (Loss) on Investment	370,677	2,879,773	22,008,128	(1,312,089)	(3,208,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,852,931	7,180,184	57,688,210	6,841,201	31,972,851

Increase (Decrease) in Net Assets from Contract Transactions	15,141,252	(60,478,576)	1,084,903,034	(58,981,566)	(80,312,940)

Total Increase (Decrease) in Net Assets	16,994,183	(53,298,392)	1,142,591,244	(52,140,365)	(48,340,089)

Net Assets as of December 31, 2014:	$203,683,787	$558,320,285	$5,316,426,982	$658,335,948	$3,454,997,510

Investment Income:
Reinvested Dividends	2,986,874	9,409,831	97,853,622	12,062,611	67,908,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,033,060	7,233,701	72,227,359	8,608,076	50,560,848

Net Investment Income (Loss)	(46,186)	2,176,130	25,626,263	3,454,535	17,347,190

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	15,913,077	185,685,562	9,000,628	57,223,768
Realized Gain (Loss) on Investments	7,578,194	26,749,798	52,855,461	33,089,626	73,236,586

Net Realized Capital Gains (Losses) on Investments	7,578,194	42,662,875	238,541,023	42,090,254	130,460,354
Net Change in Unrealized Appreciation (Depreciation)	(15,218,624)	(59,032,066)	(464,964,052)	(61,416,275)	(281,657,622)

Net Gain (Loss) on Investment	(7,640,430)	(16,369,191)	(226,423,029)	(19,326,021)	(151,197,268)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,686,616)	(14,193,061)	(200,796,766)	(15,871,486)	(133,850,078)

Increase (Decrease) in Net Assets from Contract Transactions	1,160,284	(125,413,007)	(82,221,301)	(142,493,677)	(48,501,523)

Total Increase (Decrease) in Net Assets	(6,526,332)	(139,606,068)	(283,018,067)	(158,365,163)	(182,351,601)

Net Assets as of December 31, 2015:	$197,157,455	$418,714,217	$5,033,408,915	$499,970,785	$3,272,645,909

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of January 1, 2014:	$453,761,343	$121,748,244	$1,266,112,947	$—	$—

Investment Income:
Reinvested Dividends	6,057,349	1,638,737	21,976,068	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,618,122	2,007,607	19,169,209	11,631	9,045

Net Investment Income (Loss)	(560,773)	(368,870)	2,806,859	(11,631)	(9,045)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	35,597,462	—	—
Realized Gain (Loss) on Investments	20,503,116	6,103,332	20,062,654	621	(2,418)

Net Realized Capital Gains (Losses) on Investments	20,503,116	6,103,332	55,660,116	621	(2,418)
Net Change in Unrealized Appreciation (Depreciation)	25,545,438	7,504,305	(56,025,693)	(59,739)	(65,171)

Net Gain (Loss) on Investment	46,048,554	13,607,637	(365,577)	(59,118)	(67,589)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,487,781	13,238,767	2,441,282	(70,749)	(76,634)

Increase (Decrease) in Net Assets from Contract Transactions	(37,933,261)	18,674,732	(41,510,594)	9,631,669	10,789,484

Total Increase (Decrease) in Net Assets	7,554,520	31,913,499	(39,069,312)	9,560,920	10,712,850

Net Assets as of December 31, 2014:	$461,315,863	$153,661,743	$1,227,043,635	$9,560,920	$10,712,850

Investment Income:
Reinvested Dividends	7,229,224	2,538,416	20,124,352	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,813,525	2,218,421	17,130,052	1,017,426	1,224,736

Net Investment Income (Loss)	1,415,699	319,995	2,994,300	(1,017,426)	(1,224,736)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	103,477,350	—	—
Realized Gain (Loss) on Investments	37,598,433	7,272,555	14,152,071	(230,711)	(165,659)

Net Realized Capital Gains (Losses) on Investments	37,598,433	7,272,555	117,629,421	(230,711)	(165,659)
Net Change in Unrealized Appreciation (Depreciation)	(58,547,745)	(15,960,503)	(150,689,022)	(5,890,788)	(9,055,506)

Net Gain (Loss) on Investment	(20,949,312)	(8,687,948)	(33,059,601)	(6,121,499)	(9,221,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,533,613)	(8,367,953)	(30,065,301)	(7,138,925)	(10,445,901)

Increase (Decrease) in Net Assets from Contract Transactions	(91,972,454)	(269,934)	(18,801,909)	125,776,300	150,383,397

Total Increase (Decrease) in Net Assets	(111,506,067)	(8,637,887)	(48,867,210)	118,637,375	139,937,496

Net Assets as of December 31, 2015:	$349,809,796	$145,023,856	$1,178,176,425	$128,198,295	$150,650,346

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA BlackRock Tactical Allocation Service Class	TA Clarion Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Service Class	TA International Moderate Growth Initial Class	TA International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$1,085,728,107	$57,062,615	$67,513,394	$81,344	$540,097,455

Investment Income:
Reinvested Dividends	16,706,922	910,789	1,059,454	1,843	11,738,054
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,279,725	872,459	1,195,926	364	8,298,530

Net Investment Income (Loss)	(1,572,803)	38,330	(136,472)	1,479	3,439,524

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,429,535	—	—	—	—
Realized Gain (Loss) on Investments	15,838,595	1,182,614	781,822	118	9,309,957

Net Realized Capital Gains (Losses) on Investments	42,268,130	1,182,614	781,822	118	9,309,957
Net Change in Unrealized Appreciation (Depreciation)	4,370,493	5,327,849	7,646,211	(2,322)	(25,704,037)

Net Gain (Loss) on Investment	46,638,623	6,510,463	8,428,033	(2,204)	(16,394,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,065,820	6,548,793	8,291,561	(725)	(12,954,556)

Increase (Decrease) in Net Assets from Contract Transactions	263,793,787	(1,912,553)	16,820,465	(828)	32,947,252

Total Increase (Decrease) in Net Assets	308,859,607	4,636,240	25,112,026	(1,553)	19,992,696

Net Assets as of December 31, 2014:	$1,394,587,714	$61,698,855	$92,625,420	$79,791	$560,090,151

Investment Income:
Reinvested Dividends	24,822,499	2,377,646	3,845,688	1,600	10,741,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,234,861	834,135	1,385,199	367	8,837,503

Net Investment Income (Loss)	4,587,638	1,543,511	2,460,489	1,233	1,904,347

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,454,904	—	—	—	—
Realized Gain (Loss) on Investments	16,629,358	3,012,971	2,199,070	68	8,676,357

Net Realized Capital Gains (Losses) on Investments	87,084,262	3,012,971	2,199,070	68	8,676,357
Net Change in Unrealized Appreciation (Depreciation)	(113,949,656)	(5,696,062)	(7,130,408)	(2,994)	(33,452,459)

Net Gain (Loss) on Investment	(26,865,394)	(2,683,091)	(4,931,338)	(2,926)	(24,776,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,277,756)	(1,139,580)	(2,470,849)	(1,693)	(22,871,755)

Increase (Decrease) in Net Assets from Contract Transactions	30,165,405	(10,531,067)	(692,535)	18	58,234,693

Total Increase (Decrease) in Net Assets	7,887,649	(11,670,647)	(3,163,384)	(1,675)	35,362,938

Net Assets as of December 31, 2015:	$1,402,475,363	$50,028,208	$89,462,036	$78,116	$595,453,089

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of January 1, 2014:	$202,083,341	$215,213,377	$54,998,264	$90,622,618	$100,660,653

Investment Income:
Reinvested Dividends	1,775,604	—	—	1,904,715	845,977
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,932,524	3,101,463	891,662	1,523,240	1,517,392

Net Investment Income (Loss)	(2,156,920)	(3,101,463)	(891,662)	381,475	(671,415)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	22,945,773	6,663,174	—	7,454,267
Realized Gain (Loss) on Investments	3,724,168	9,081,427	2,520,731	(322,449)	6,700,370

Net Realized Capital Gains (Losses) on Investments	3,724,168	32,027,200	9,183,905	(322,449)	14,154,637
Net Change in Unrealized Appreciation (Depreciation)	15,454,860	(11,922,608)	(3,673,712)	3,593,501	(1,159,737)

Net Gain (Loss) on Investment	19,179,028	20,104,592	5,510,193	3,271,052	12,994,900

Net Increase (Decrease) in Net Assets Resulting from Operations	17,022,108	17,003,129	4,618,531	3,652,527	12,323,485

Increase (Decrease) in Net Assets from Contract Transactions	132,125,515	(13,842,070)	7,837,654	45,201,439	4,265,636

Total Increase (Decrease) in Net Assets	149,147,623	3,161,059	12,456,185	48,853,966	16,589,121

Net Assets as of December 31, 2014:	$351,230,964	$218,374,436	$67,454,449	$139,476,584	$117,249,774

Investment Income:
Reinvested Dividends	3,908,812	—	—	2,895,415	1,022,961
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,632,710	2,959,287	1,186,731	2,215,741	1,584,921

Net Investment Income (Loss)	(2,723,898)	(2,959,287)	(1,186,731)	679,674	(561,960)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,945,213	14,924,169	6,715,916	—	7,581,613
Realized Gain (Loss) on Investments	5,623,981	18,944,936	2,443,911	107,777	11,453,420

Net Realized Capital Gains (Losses) on Investments	17,569,194	33,869,105	9,159,827	107,777	19,035,033
Net Change in Unrealized Appreciation (Depreciation)	(22,374,696)	(10,851,481)	(1,560,670)	(2,678,494)	(19,852,431)

Net Gain (Loss) on Investment	(4,805,502)	23,017,624	7,599,157	(2,570,717)	(817,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,529,400)	20,058,337	6,412,426	(1,891,043)	(1,379,358)

Increase (Decrease) in Net Assets from Contract Transactions	218,707,249	(46,205,552)	22,814,125	36,316,443	(14,584,831)

Total Increase (Decrease) in Net Assets	211,177,849	(26,147,215)	29,226,551	34,425,400	(15,964,189)

Net Assets as of December 31, 2015:	$562,408,813	$192,227,221	$96,681,000	$173,901,984	$101,285,585

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA JPMorgan Enhanced Index Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$20,941,794	$92,720,076	$546,988,848	$365,842,243	$144,223,614

Investment Income:
Reinvested Dividends	166,550	700,782	6,274,075	3,519,592	1,186,966
Investment Expense:
Mortality and Expense Risk and Administrative Charges	370,374	1,739,912	8,938,150	7,183,456	2,938,981

Net Investment Income (Loss)	(203,824)	(1,039,130)	(2,664,075)	(3,663,864)	(1,752,015)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,768,491	7,125,986	—	—	—
Realized Gain (Loss) on Investments	1,177,424	4,277,878	4,554,310	2,636,936	2,023,727

Net Realized Capital Gains (Losses) on Investments	2,945,915	11,403,864	4,554,310	2,636,936	2,023,727
Net Change in Unrealized Appreciation (Depreciation)	257,499	4,888,240	29,152,757	37,451,294	13,588,782

Net Gain (Loss) on Investment	3,203,414	16,292,104	33,707,067	40,088,230	15,612,509

Net Increase (Decrease) in Net Assets Resulting from Operations	2,999,590	15,252,974	31,042,992	36,424,366	13,860,494

Increase (Decrease) in Net Assets from Contract Transactions	12,294,377	43,768,907	247,165,635	336,604,189	139,018,859

Total Increase (Decrease) in Net Assets	15,293,967	59,021,881	278,208,627	373,028,555	152,879,353

Net Assets as of December 31, 2014:	$36,235,761	$151,741,957	$825,197,475	$738,870,798	$297,102,967

Investment Income:
Reinvested Dividends	333,275	1,207,345	11,211,154	8,701,510	3,076,373
Investment Expense:
Mortality and Expense Risk and Administrative Charges	571,680	2,407,416	12,873,561	12,631,655	6,141,470

Net Investment Income (Loss)	(238,405)	(1,200,071)	(1,662,407)	(3,930,145)	(3,065,097)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,961,755	10,820,181	—	—	—
Realized Gain (Loss) on Investments	894,360	7,400,370	5,721,994	6,297,322	4,342,812

Net Realized Capital Gains (Losses) on Investments	3,856,115	18,220,551	5,721,994	6,297,322	4,342,812
Net Change in Unrealized Appreciation (Depreciation)	(4,555,306)	(24,789,737)	(23,551,564)	(40,236,273)	(24,690,023)

Net Gain (Loss) on Investment	(699,191)	(6,569,186)	(17,829,570)	(33,938,951)	(20,347,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	(937,596)	(7,769,257)	(19,491,977)	(37,869,096)	(23,412,308)

Increase (Decrease) in Net Assets from Contract Transactions	4,416,154	13,184,089	291,369,258	424,799,604	254,917,490

Total Increase (Decrease) in Net Assets	3,478,558	5,414,832	271,877,281	386,930,508	231,505,182

Net Assets as of December 31, 2015:	$39,714,319	$157,156,789	$1,097,074,756	$1,125,801,306	$528,608,149

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Madison Balanced Allocation Service Class	TA Madison Conservative Allocation Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$64,564,165	$64,098,730	$86,025,931	$2,666,435,334	$519,638,980

Investment Income:
Reinvested Dividends	565,179	930,152	671,252	33,192,443	7,523,846
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,085,979	977,041	1,290,529	45,599,929	7,817,978

Net Investment Income (Loss)	(520,800)	(46,889)	(619,277)	(12,407,486)	(294,132)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,999,113	2,976,614	1,117,113	104,536,419	18,226,985
Realized Gain (Loss) on Investments	458,281	440,520	654,462	17,847,281	5,125,147

Net Realized Capital Gains (Losses) on Investments	4,457,394	3,417,134	1,771,575	122,383,700	23,352,132
Net Change in Unrealized Appreciation (Depreciation)	(536,887)	(1,123,641)	2,993,955	(11,694,303)	(1,379,390)

Net Gain (Loss) on Investment	3,920,507	2,293,493	4,765,530	110,689,397	21,972,742

Net Increase (Decrease) in Net Assets Resulting from Operations	3,399,707	2,246,604	4,146,253	98,281,911	21,678,610

Increase (Decrease) in Net Assets from Contract Transactions	26,836,948	8,401,002	15,415,873	1,758,017,725	133,167,537

Total Increase (Decrease) in Net Assets	30,236,655	10,647,606	19,562,126	1,856,299,636	154,846,147

Net Assets as of December 31, 2014:	$94,800,820	$74,746,336	$105,588,057	$4,522,734,970	$674,485,127

Investment Income:
Reinvested Dividends	1,782,986	1,287,137	1,109,464	67,420,882	11,000,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,294,954	1,034,341	1,445,518	68,014,311	9,527,478

Net Investment Income (Loss)	488,032	252,796	(336,054)	(593,429)	1,473,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,486,117	3,245,703	2,024,035	212,281,563	32,162,091
Realized Gain (Loss) on Investments	344,533	99,639	778,401	20,434,582	3,606,482

Net Realized Capital Gains (Losses) on Investments	6,830,650	3,345,342	2,802,436	232,716,145	35,768,573
Net Change in Unrealized Appreciation (Depreciation)	(9,381,701)	(5,193,961)	(3,767,223)	(406,937,442)	(52,355,524)

Net Gain (Loss) on Investment	(2,551,051)	(1,848,619)	(964,787)	(174,221,297)	(16,586,951)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,063,019)	(1,595,823)	(1,300,841)	(174,814,726)	(15,113,803)

Increase (Decrease) in Net Assets from Contract Transactions	5,863,990	961,996	5,471,192	1,146,022,054	74,705,661

Total Increase (Decrease) in Net Assets	3,800,971	(633,827)	4,170,351	971,207,328	59,591,858

Net Assets as of December 31, 2015:	$98,601,791	$74,112,509	$109,758,408	$5,493,942,298	$734,076,985

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA MFS International Equity Initial Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$2,009,478,549	$172,219,479	$88,662,107	$52,282,886	$122,190,639

Investment Income:
Reinvested Dividends	24,684,425	—	819,564	492,796	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,672,028	4,057,190	1,257,655	869,055	1,760,773

Net Investment Income (Loss)	(7,987,603)	(4,057,190)	(438,091)	(376,259)	(1,760,773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	137,942,375	4,129,754	—	—	2,725,823
Realized Gain (Loss) on Investments	32,018,727	2,069,664	2,804,509	1,408,215	5,517,118

Net Realized Capital Gains (Losses) on Investments	169,961,102	6,199,418	2,804,509	1,408,215	8,242,941
Net Change in Unrealized Appreciation (Depreciation)	(105,478,949)	22,196,523	(7,995,957)	(5,362,579)	(1,301,210)

Net Gain (Loss) on Investment	64,482,153	28,395,941	(5,191,448)	(3,954,364)	6,941,731

Net Increase (Decrease) in Net Assets Resulting from Operations	56,494,550	24,338,751	(5,629,539)	(4,330,623)	5,180,958

Increase (Decrease) in Net Assets from Contract Transactions	791,681,257	221,585,917	(3,472,846)	14,875,520	(9,187,250)

Total Increase (Decrease) in Net Assets	848,175,807	245,924,668	(9,102,385)	10,544,897	(4,006,292)

Net Assets as of December 31, 2014:	$2,857,654,356	$418,144,147	$79,559,722	$62,827,783	$118,184,347

Investment Income:
Reinvested Dividends	42,541,783	—	1,222,548	1,180,061	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,352,101	6,171,551	1,148,166	1,103,114	1,633,471

Net Investment Income (Loss)	3,189,682	(6,171,551)	74,382	76,947	(1,633,471)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	248,375,813	16,303,256	—	—	8,514,582
Realized Gain (Loss) on Investments	16,481,858	3,716,754	4,471,311	1,332,986	11,546,982

Net Realized Capital Gains (Losses) on Investments	264,857,671	20,020,010	4,471,311	1,332,986	20,061,564
Net Change in Unrealized Appreciation (Depreciation)	(412,358,295)	(34,973,956)	(4,947,339)	(4,072,034)	(7,131,057)

Net Gain (Loss) on Investment	(147,500,624)	(14,953,946)	(476,028)	(2,739,048)	12,930,507

Net Increase (Decrease) in Net Assets Resulting from Operations	(144,310,942)	(21,125,497)	(401,646)	(2,662,101)	11,297,036

Increase (Decrease) in Net Assets from Contract Transactions	115,526,343	55,748,721	(8,033,630)	22,532,029	(25,213,565)

Total Increase (Decrease) in Net Assets	(28,784,599)	34,623,224	(8,435,276)	19,869,928	(13,916,529)

Net Assets as of December 31, 2015:	$2,828,869,757	$452,767,371	$71,124,446	$82,697,711	$104,267,818

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Mid-Cap Growth Initial Class	TA Morgan Stanley Mid- Cap Growth Service Class	TA Multi- Managed Balanced Initial Class	TA Multi- Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$30,532,381	$108,803,629	$66,970,148	$60,860,817	$209,521,553

Investment Income:
Reinvested Dividends	—	—	—	920,233	2,713,434
Investment Expense:
Mortality and Expense Risk and Administrative Charges	492,964	1,534,390	1,027,720	945,778	3,328,605

Net Investment Income (Loss)	(492,964)	(1,534,390)	(1,027,720)	(25,545)	(615,171)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	749,716	6,843,259	4,728,364	3,896,304	13,483,283
Realized Gain (Loss) on Investments	2,792,970	4,563,516	2,761,537	846,901	3,634,800

Net Realized Capital Gains (Losses) on Investments	3,542,686	11,406,775	7,489,901	4,743,205	17,118,083
Net Change in Unrealized Appreciation (Depreciation)	(1,923,793)	(11,669,529)	(7,720,874)	1,046,272	3,207,715

Net Gain (Loss) on Investment	1,618,893	(262,754)	(230,973)	5,789,477	20,325,798

Net Increase (Decrease) in Net Assets Resulting from Operations	1,125,929	(1,797,144)	(1,258,693)	5,763,932	19,710,627

Increase (Decrease) in Net Assets from Contract Transactions	3,181,600	(7,812,643)	3,587,677	6,950,884	41,421,105

Total Increase (Decrease) in Net Assets	4,307,529	(9,609,787)	2,328,984	12,714,816	61,131,732

Net Assets as of December 31, 2014:	$34,839,910	$99,193,842	$69,299,132	$73,575,633	$270,653,285

Investment Income:
Reinvested Dividends	—	—	—	991,087	3,447,148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	660,849	1,231,936	1,036,410	1,061,733	4,250,262

Net Investment Income (Loss)	(660,849)	(1,231,936)	(1,036,410)	(70,646)	(803,114)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,934,405	11,794,971	11,270,467	3,464,198	14,001,712
Realized Gain (Loss) on Investments	2,573,808	6,232,778	546,636	1,720,238	5,134,757

Net Realized Capital Gains (Losses) on Investments	6,508,213	18,027,749	11,817,103	5,184,436	19,136,469
Net Change in Unrealized Appreciation (Depreciation)	(2,285,365)	(21,505,251)	(15,873,878)	(5,974,237)	(22,892,603)

Net Gain (Loss) on Investment	4,222,848	(3,477,502)	(4,056,775)	(789,801)	(3,756,134)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,561,999	(4,709,438)	(5,093,185)	(860,447)	(4,559,248)

Increase (Decrease) in Net Assets from Contract Transactions	14,933,229	(25,359,931)	3,953,617	(1,157,100)	81,313,819

Total Increase (Decrease) in Net Assets	18,495,228	(30,069,369)	(1,139,568)	(2,017,547)	76,754,571

Net Assets as of December 31, 2015:	$53,335,138	$69,124,473	$68,159,564	$71,558,086	$347,407,856

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Multi- Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$35,815	$288,333,349	$88,003,434	$99,998,339	$280,476,932

Investment Income:
Reinvested Dividends	2,804	4,361,467	1,292,874	2,453,073	5,063,437
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,614	5,579,400	1,474,501	1,967,480	3,957,263

Net Investment Income (Loss)	(1,810)	(1,217,933)	(181,627)	485,593	1,106,174

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,044	14,095,702	2,211,917	4,266,214	—
Realized Gain (Loss) on Investments	293	2,318,335	1,037,070	1,146,237	(459,841)

Net Realized Capital Gains (Losses) on Investments	3,337	16,414,037	3,248,987	5,412,451	(459,841)
Net Change in Unrealized Appreciation (Depreciation)	5,133	10,092,705	4,235,461	506,629	7,772,142

Net Gain (Loss) on Investment	8,470	26,506,742	7,484,448	5,919,080	7,312,301

Net Increase (Decrease) in Net Assets Resulting from Operations	6,660	25,288,809	7,302,821	6,404,673	8,418,475

Increase (Decrease) in Net Assets from Contract Transactions	986,691	219,498,699	37,032,173	65,443,453	(42,989,497)

Total Increase (Decrease) in Net Assets	993,351	244,787,508	44,334,994	71,848,126	(34,571,022)

Net Assets as of December 31, 2014:	$1,029,166	$533,120,857	$132,338,428	$171,846,465	$245,905,910

Investment Income:
Reinvested Dividends	5,360	—	580,104	—	5,338,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,036	7,801,053	2,646,211	3,487,693	3,147,140

Net Investment Income (Loss)	(10,676)	(7,801,053)	(2,066,107)	(3,487,693)	2,191,437

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,101	19,506,100	4,642,670	6,264,639	5,061,690
Realized Gain (Loss) on Investments	(2,785)	3,255,106	1,643,727	1,320,701	(154,838)

Net Realized Capital Gains (Losses) on Investments	9,316	22,761,206	6,286,397	7,585,340	4,906,852
Net Change in Unrealized Appreciation (Depreciation)	(115,489)	(38,287,536)	(12,212,113)	(18,145,091)	(8,290,619)

Net Gain (Loss) on Investment	(106,173)	(15,526,330)	(5,925,716)	(10,559,751)	(3,383,767)

Net Increase (Decrease) in Net Assets Resulting from Operations	(116,849)	(23,327,383)	(7,991,823)	(14,047,444)	(1,192,330)

Increase (Decrease) in Net Assets from Contract Transactions	848,459	62,143,501	99,012,760	130,805,006	(51,771,662)

Total Increase (Decrease) in Net Assets	731,610	38,816,118	91,020,937	116,757,562	(52,963,992)

Net Assets as of December 31, 2015:	$1,760,776	$571,936,975	$223,359,365	$288,604,027	$192,941,918

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$867,475,116	$146,927,777	$18,076,038	$339,176,868	$928,089,349

Investment Income:
Reinvested Dividends	14,132,532	472,838	—	3,932,917	8,342,661
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,234,972	2,337,534	249,737	5,031,453	16,478,314

Net Investment Income (Loss)	1,897,560	(1,864,696)	(249,737)	(1,098,536)	(8,135,653)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	15,518,438	30,920,905
Realized Gain (Loss) on Investments	(3,857,440)	(2,218,083)	(6,103,789)	3,021,831	5,848,165

Net Realized Capital Gains (Losses) on Investments	(3,857,440)	(2,218,083)	(6,103,789)	18,540,269	36,769,070
Net Change in Unrealized Appreciation (Depreciation)	26,680,109	5,790,024	(111,389)	(9,566,273)	(3,733,695)

Net Gain (Loss) on Investment	22,822,669	3,571,941	(6,215,178)	8,973,996	33,035,375

Net Increase (Decrease) in Net Assets Resulting from Operations	24,720,229	1,707,245	(6,464,915)	7,875,460	24,899,722

Increase (Decrease) in Net Assets from Contract Transactions	(32,339,064)	33,607,910	6,455,447	66,088,391	633,700,572

Total Increase (Decrease) in Net Assets	(7,618,835)	35,315,155	(9,468)	73,963,851	658,600,294

Net Assets as of December 31, 2014:	$859,856,281	$182,242,932	$18,066,570	$413,140,719	$1,586,689,643

Investment Income:
Reinvested Dividends	21,682,640	2,253,316	—	4,379,106	15,589,397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,911,408	2,604,572	317,248	5,806,251	21,171,889

Net Investment Income (Loss)	9,771,232	(351,256)	(317,248)	(1,427,145)	(5,582,492)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,623,475	—	—	12,679,800	64,628,984
Realized Gain (Loss) on Investments	(4,050,122)	(2,181,206)	(5,772,636)	1,190,875	4,845,553

Net Realized Capital Gains (Losses) on Investments	18,573,353	(2,181,206)	(5,772,636)	13,870,675	69,474,537
Net Change in Unrealized Appreciation (Depreciation)	(35,736,097)	(5,298,527)	1,262,781	(28,892,011)	(155,342,713)

Net Gain (Loss) on Investment	(17,162,744)	(7,479,733)	(4,509,855)	(15,021,336)	(85,868,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,391,512)	(7,830,989)	(4,827,103)	(16,448,481)	(91,450,668)

Increase (Decrease) in Net Assets from Contract Transactions	(18,888,316)	3,845,211	19,570,200	36,270,448	41,887,543

Total Increase (Decrease) in Net Assets	(26,279,828)	(3,985,778)	14,743,097	19,821,967	(49,563,125)

Net Assets as of December 31, 2015:	$833,576,453	$178,257,154	$32,809,667	$432,962,686	$1,537,126,518

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Systematic Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$450,516,479	$170,851,041	$78,397,395	$133,781,369	$116,003,107

Investment Income:
Reinvested Dividends	4,285,062	1,253,581	531,374	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,833,802	2,323,477	1,256,905	1,851,022	1,852,346

Net Investment Income (Loss)	(3,548,740)	(1,069,896)	(725,531)	(1,851,022)	(1,852,346)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,383,015	13,383,198	7,425,676	4,099,365	4,353,118
Realized Gain (Loss) on Investments	6,457,072	5,528,852	1,983,998	8,137,701	5,333,541

Net Realized Capital Gains (Losses) on Investments	30,840,087	18,912,050	9,409,674	12,237,066	9,686,659
Net Change in Unrealized Appreciation (Depreciation)	(18,185,153)	(12,055,435)	(5,879,833)	(4,612,384)	(1,809,355)

Net Gain (Loss) on Investment	12,654,934	6,856,615	3,529,841	7,624,682	7,877,304

Net Increase (Decrease) in Net Assets Resulting from Operations	9,106,194	5,786,719	2,804,310	5,773,660	6,024,958

Increase (Decrease) in Net Assets from Contract Transactions	191,253,918	(20,427,735)	10,045,760	(13,284,342)	19,902,732

Total Increase (Decrease) in Net Assets	200,360,112	(14,641,016)	12,850,070	(7,510,682)	25,927,690

Net Assets as of December 31, 2014:	$650,876,591	$156,210,025	$91,247,465	$126,270,687	$141,930,797

Investment Income:
Reinvested Dividends	6,764,124	1,369,169	744,807	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,274,689	2,006,645	1,357,713	1,773,652	2,395,848

Net Investment Income (Loss)	(2,510,565)	(637,476)	(612,906)	(1,773,652)	(2,395,848)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,308,606	15,624,664	11,178,382	8,891,417	13,280,694
Realized Gain (Loss) on Investments	4,564,821	6,057,853	429,525	14,272,113	5,809,210

Net Realized Capital Gains (Losses) on Investments	43,873,427	21,682,517	11,607,907	23,163,530	19,089,904
Net Change in Unrealized Appreciation (Depreciation)	(96,791,769)	(25,692,546)	(15,134,915)	(19,070,077)	(17,031,737)

Net Gain (Loss) on Investment	(52,918,342)	(4,010,029)	(3,527,008)	4,093,453	2,058,167

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,428,907)	(4,647,505)	(4,139,914)	2,319,801	(337,681)

Increase (Decrease) in Net Assets from Contract Transactions	51,426,785	(27,874,305)	1,462,226	(20,208,222)	25,123,126

Total Increase (Decrease) in Net Assets	(4,002,122)	(32,521,810)	(2,677,688)	(17,888,421)	24,785,445

Net Assets as of December 31, 2015:	$646,874,469	$123,688,215	$88,569,777	$108,382,266	$166,716,242

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA Voya Limited Maturity Bond Service Class Subaccount

Net Assets as of January 1, 2014:	$194,713,563	$34,001,123	$97,474,795	$25,313,843	$422,156

Investment Income:
Reinvested Dividends	1,670,847	229,630	2,234,538	610,531	841
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,772,605	526,763	1,378,515	410,991	6,252

Net Investment Income (Loss)	(1,101,758)	(297,133)	856,023	199,540	(5,411)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,909,446	4,952,298	—	—	—
Realized Gain (Loss) on Investments	13,186,314	1,629,314	1,637,347	1,056,949	142

Net Realized Capital Gains (Losses) on Investments	41,095,760	6,581,612	1,637,347	1,056,949	142
Net Change in Unrealized Appreciation (Depreciation)	(24,666,005)	(3,716,310)	(8,716,662)	(3,277,435)	64

Net Gain (Loss) on Investment	16,429,755	2,865,302	(7,079,315)	(2,220,486)	206

Net Increase (Decrease) in Net Assets Resulting from Operations	15,327,997	2,568,169	(6,223,292)	(2,020,946)	(5,205)

Increase (Decrease) in Net Assets from Contract Transactions	(18,968,567)	(310,340)	(3,787,808)	5,831,292	99,692

Total Increase (Decrease) in Net Assets	(3,640,570)	2,257,829	(10,011,100)	3,810,346	94,487

Net Assets as of December 31, 2014:	$191,072,993	$36,258,952	$87,463,695	$29,124,189	$516,643

Investment Income:
Reinvested Dividends	894,066	115,420	2,492,158	1,015,642	3,779
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,503,829	560,346	1,210,147	500,201	7,024

Net Investment Income (Loss)	(1,609,763)	(444,926)	1,282,011	515,441	(3,245)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,028,105	6,954,626	—	—	153
Realized Gain (Loss) on Investments	20,207,504	492,536	2,286,539	802,978	238

Net Realized Capital Gains (Losses) on Investments	51,235,609	7,447,162	2,286,539	802,978	391
Net Change in Unrealized Appreciation (Depreciation)	(53,384,058)	(8,197,958)	(3,154,963)	(1,960,711)	(2,814)

Net Gain (Loss) on Investment	(2,148,449)	(750,796)	(868,424)	(1,157,733)	(2,423)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,758,212)	(1,195,722)	413,587	(642,292)	(5,668)

Increase (Decrease) in Net Assets from Contract Transactions	(36,649,055)	(2,081,812)	(11,308,328)	7,571,877	57,878

Total Increase (Decrease) in Net Assets	(40,407,267)	(3,277,534)	(10,894,741)	6,929,585	52,210

Net Assets as of December 31, 2015:	$150,665,726	$32,981,418	$76,568,954	$36,053,774	$568,853

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Voya Mid Cap Opportunities Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Equity Index Subaccount	Vanguard® International Subaccount

Net Assets as of January 1, 2014:	$127,401	$305,498,682	$61,053,692	$578,435	$538,704

Investment Income:
Reinvested Dividends	—	2,618,609	478,317	12,243	7,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,546	4,317,963	1,016,808	5,129	3,130

Net Investment Income (Loss)	(2,546)	(1,699,354)	(538,491)	7,114	4,444

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,394	10,578,222	2,578,629	13,544	—
Realized Gain (Loss) on Investments	1,214	11,782,795	2,690,962	31,085	21,343

Net Realized Capital Gains (Losses) on Investments	5,608	22,361,017	5,269,591	44,629	21,343
Net Change in Unrealized Appreciation (Depreciation)	14,259	6,180,426	1,538,351	45,058	(56,639)

Net Gain (Loss) on Investment	19,867	28,541,443	6,807,942	89,687	(35,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,321	26,842,089	6,269,451	96,801	(30,852)

Increase (Decrease) in Net Assets from Contract Transactions	100,872	(31,189,077)	9,935,414	273,663	(82,920)

Total Increase (Decrease) in Net Assets	118,193	(4,346,988)	16,204,865	370,464	(113,772)

Net Assets as of December 31, 2014:	$245,594	$301,151,694	$77,258,557	$948,899	$424,932

Investment Income:
Reinvested Dividends	154	1,978,905	465,538	15,889	7,942
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,997	4,086,020	1,267,022	8,332	4,272

Net Investment Income (Loss)	(2,843)	(2,107,115)	(801,484)	7,557	3,670

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,253	86,819,517	29,353,729	29,098	6,524
Realized Gain (Loss) on Investments	8,456	21,399,301	1,902,673	24,843	(8,903)

Net Realized Capital Gains (Losses) on Investments	19,709	108,218,818	31,256,402	53,941	(2,379)
Net Change in Unrealized Appreciation (Depreciation)	(19,306)	(90,078,369)	(26,738,755)	(62,998)	(44,994)

Net Gain (Loss) on Investment	403	18,140,449	4,517,647	(9,057)	(47,373)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,440)	16,033,334	3,716,163	(1,500)	(43,703)

Increase (Decrease) in Net Assets from Contract Transactions	(69,365)	(59,298,693)	15,996,958	905,224	788,000

Total Increase (Decrease) in Net Assets	(71,805)	(43,265,359)	19,713,121	903,724	744,297

Net Assets as of December 31, 2015:	$173,789	$257,886,335	$96,971,678	$1,852,623	$1,169,229

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Vanguard® Mid-Cap Index Subaccount	Vanguard® REIT Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount(1)

Net Assets as of January 1, 2014:	$340,922	$158,694	$1,873,277	$799,864	$—

Investment Income:
Reinvested Dividends	3,296	8,282	30,894	18,529	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,295	1,585	10,632	4,736	—

Net Investment Income (Loss)	1,001	6,697	20,262	13,793	—

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,051	11,244	9,440	2,701	—
Realized Gain (Loss) on Investments	15,258	1,860	(5,649)	(6,475)	—

Net Realized Capital Gains (Losses) on Investments	28,309	13,104	3,791	(3,774)	—
Net Change in Unrealized Appreciation (Depreciation)	15,109	39,703	(2,553)	27,974	—

Net Gain (Loss) on Investment	43,418	52,807	1,238	24,200	—

Net Increase (Decrease) in Net Assets Resulting from Operations	44,419	59,504	21,500	37,993	—

Increase (Decrease) in Net Assets from Contract Transactions	42,327	97,668	(426,749)	(14,224)	—

Total Increase (Decrease) in Net Assets	86,746	157,172	(405,249)	23,769	—

Net Assets as of December 31, 2014:	$427,668	$315,866	$1,468,028	$823,633	$—

Investment Income:
Reinvested Dividends	5,068	5,339	31,013	17,769	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,155	2,238	12,173	6,103	36

Net Investment Income (Loss)	913	3,101	18,840	11,666	(36)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,709	10,104	315	3,332	—
Realized Gain (Loss) on Investments	(1,946)	4,072	(1,786)	(3,066)	—

Net Realized Capital Gains (Losses) on Investments	20,763	14,176	(1,471)	266	—
Net Change in Unrealized Appreciation (Depreciation)	(44,565)	(12,919)	(14,283)	(13,899)	(115)

Net Gain (Loss) on Investment	(23,802)	1,257	(15,754)	(13,633)	(115)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,889)	4,358	3,086	(1,967)	(151)

Increase (Decrease) in Net Assets from Contract Transactions	483,889	29,809	1,431,249	805,933	15,179

Total Increase (Decrease) in Net Assets	461,000	34,167	1,434,335	803,966	15,028

Net Assets as of December 31, 2015:	$888,668	$350,033	$2,902,363	$1,627,599	$15,028

See Accompanying Notes.

(1)	See Footnote 1

30

Transamerica Life Insurance Company

Separate Account VA B

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Voya Large Cap Value Class S Shares Subaccount(1)	Voya Strategic Allocation Conservative Class S Shares Subaccount(1)	Voya Strategic Allocation Moderate Class S Shares Subaccount(1)	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of January 1, 2014:	$—	$—	$—	$304,394	$139,724

Investment Income:
Reinvested Dividends	—	—	—	3,560	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	1,265	919

Net Investment Income (Loss)	—	—	—	2,295	(919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	26,678	24,296
Realized Gain (Loss) on Investments	—	—	—	6,672	1,355

Net Realized Capital Gains (Losses) on Investments	—	—	—	33,350	25,651
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(49,849)	(14,909)

Net Gain (Loss) on Investment	—	—	—	(16,499)	10,742

Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	(14,204)	9,823

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	(57,271)	55,232

Total Increase (Decrease) in Net Assets	—	—	—	(71,475)	65,055

Net Assets as of December 31, 2014:	$—	$—	$—	$232,919	$204,779

Investment Income:
Reinvested Dividends	—	—	—	3,791	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	1,260	1,646

Net Investment Income (Loss)	—	—	—	2,531	(1,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	21,340	34,162
Realized Gain (Loss) on Investments	—	—	—	(684)	(5,597)

Net Realized Capital Gains (Losses) on Investments	—	—	—	20,656	28,565
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	(24,338)	(42,594)

Net Gain (Loss) on Investment	—	—	—	(3,682)	(14,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	(1,151)	(15,675)

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	86,313	85,341

Total Increase (Decrease) in Net Assets	—	—	—	85,162	69,666

Net Assets as of December 31, 2015:	$—	$—	$—	$318,081	$274,445

See Accompanying Notes.

(1)	See Footnote 1

31

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, and Transamerica PrincipiumSM II Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

32

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
The Huntington Funds	The Huntington Funds
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA Situs	Huntington VA Situs Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Developing Markets Class II Shares	NVIT Developing Markets Fund Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Voya Limited Maturity Bond Service Class	Transamerica Voya Limited Maturity Bond VP Service Class
TA Voya Mid Cap Opportunities Service Class	Transamerica Voya Mid Cap Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014
TA Multi-Manager Alternative Strategies Service Class	November 4, 2013
TA Voya Limited Maturity Bond Service Class	May 1, 2013
TA Voya Mid Cap Opportunities Service Class	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA Madison Balanced Allocation Service Class	May 2, 2011
TA Madison Conservative Allocation Service Class	May 2, 2011
TA Madison Diversified Income Service Class	May 2, 2011
TA PineBridge Inflation Opportunities Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Conservative Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	May 2, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:

Subaccount	Formerly
AB Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Class B Shares
AB Growth and Income Class B Shares	AllianceBernstein Growth and Income Class B Shares
AB Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Class B Shares
TA AB Dynamic Allocation Initial Class	TA AllianceBernstein Dynamic Allocation Initial Class
TA AB Dynamic Allocation Service Class	TA AllianceBernstein Dynamic Allocation Service Class
TA Managed Risk - Balanced ETF Service Class	TA Vanguard ETF - Balanced Service Class
TA Managed Risk - Conservative ETF Service Class	TA Vanguard ETF - Conservative Service Class
TA Managed Risk - Growth ETF Service Class	TA Vanguard ETF - Growth Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	TA Aegon Tactical Vanguard ETF - Conservative Service Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:

Subaccount	Formerly
TA QS Investors Active Asset Allocation - Moderate Service Class	TA Aegon Tactical Vanguard ETF - Balanced Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Aegon Tactical Vanguard ETF - Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA Asset Allocation - Conservative Service Class	TA Voya Conservative Allocation Service Class
TA Asset Allocation - Moderate Service Class	TA Voya Balanced Allocation Service Class
TA Asset Allocation - Moderate Growth Service Class	TA Voya Moderate Growth Allocation Service Class

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

2.	Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2015.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$30,246,914	$16,793,692
AB Growth and Income Class B Shares	51,489,892	47,443,726
AB Large Cap Growth Class B Shares	3,426,755	8,956,596
American Funds - Asset Allocation Class 2 Shares	165,786,181	84,794,082
American Funds - Bond Class 2 Shares	63,411,645	31,773,193
American Funds - Growth Class 2 Shares	130,144,445	30,244,827
American Funds - Growth-Income Class 2 Shares	123,175,522	33,957,433
American Funds - International Class 2 Shares	56,531,518	20,402,948
BlackRock Basic Value V.I. Class I Shares	3,955,018	7,598,096
BlackRock Global Allocation V.I. Class I Shares	1,490,949	5,482,815
BlackRock High Yield V.I. Class I Shares	882,049	2,303,983
Fidelity® VIP Balanced Service Class 2	105,653,135	44,456,562
Fidelity® VIP Contrafund® Initial Class	334,902	343,698
Fidelity® VIP Contrafund® Service Class 2	144,323,097	116,054,105
Fidelity® VIP Equity-Income Initial Class	10,396	16,535
Fidelity® VIP Equity-Income Service Class 2	7,599,551	14,195,881
Fidelity® VIP Growth Initial Class	1,307	666
Fidelity® VIP Growth Service Class 2	1,622,938	10,833,925
Fidelity® VIP Growth Opportunities Service Class 2	269,378	518,883
Fidelity® VIP Mid Cap Initial Class	33,183	33,209
Fidelity® VIP Mid Cap Service Class 2	87,602,395	89,383,354
Fidelity® VIP Value Strategies Initial Class	10,757	21,612
Fidelity® VIP Value Strategies Service Class 2	25,580,167	40,033,837
Franklin Founding Funds Allocation Class 4 Shares	4,498,954	26,707,366
Franklin Income Class 2 Shares	6,108,824	30,437,918
Franklin Mutual Shares Class 2 Shares	2,311,640	7,742,113
Franklin Templeton Foreign Class 2 Shares	3,195,019	11,730,382
GE Investments Total Return Class 3 Shares	10,563,438	11,048,639
Huntington VA Dividend Capture	263,670	801,427
Huntington VA Situs	523,749	1,224,664
Invesco V.I. American Franchise Series II Shares	173,094	2,631,202
Invesco V.I. Value Opportunities Series II Shares	2,528,560	7,464,936
Janus Aspen - Enterprise Service Shares	2,954,584	5,769,205
Janus Aspen - Global Research Service Shares	590,286	11,581,576
Janus Aspen - Perkins Mid Cap Value Service Shares	387,040	898,766
MFS® New Discovery Service Class	2,368,371	15,079,249

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® Total Return Service Class	$3,888,671	$18,077,070
NVIT Developing Markets Class II Shares	227	2,729
TA AB Dynamic Allocation Initial Class	5,543,154	10,924,852
TA AB Dynamic Allocation Service Class	59,945,784	47,602,942
TA Aegon High Yield Bond Initial Class	21,642,109	36,200,785
TA Aegon High Yield Bond Service Class	83,178,978	62,587,832
TA Aegon Money Market Initial Class	102,296,216	99,274,524
TA Aegon Money Market Service Class	462,525,261	424,007,865
TA Aegon U.S. Government Securities Initial Class	14,876,966	29,786,354
TA Aegon U.S. Government Securities Service Class	290,828,638	146,086,736
TA American Funds Managed Risk - Balanced Service Class	122,683,188	1,784,658
TA Asset Allocation - Conservative Initial Class	38,035,001	71,779,817
TA Asset Allocation - Conservative Service Class	227,572,893	193,974,744
TA Asset Allocation - Growth Initial Class	17,920,780	98,998,412
TA Asset Allocation - Growth Service Class	42,017,918	40,903,729
TA Asset Allocation - Moderate Initial Class	39,733,498	147,057,185
TA Asset Allocation - Moderate Service Class	630,420,312	501,330,080
TA Asset Allocation - Moderate Growth Initial Class	38,863,745	168,902,448
TA Asset Allocation - Moderate Growth Service Class	490,890,591	464,821,036
TA Barrow Hanley Dividend Focused Initial Class	14,038,416	104,595,458
TA Barrow Hanley Dividend Focused Service Class	30,065,413	30,015,166
TA BlackRock Global Allocation Service Class	270,497,768	182,828,767
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	135,558,827	10,799,968
TA BlackRock Global Allocation Managed Risk - Growth Service Class	155,370,231	6,211,559
TA BlackRock Tactical Allocation Service Class	281,246,372	176,038,661
TA Clarion Global Real Estate Securities Initial Class	9,424,966	18,412,585
TA Clarion Global Real Estate Securities Service Class	25,457,723	23,689,718
TA International Moderate Growth Initial Class	2,311	1,060
TA International Moderate Growth Service Class	134,400,115	74,260,679
TA Janus Balanced Service Class	266,407,487	38,478,809
TA Jennison Growth Initial Class	26,285,494	60,526,261
TA Jennison Growth Service Class	44,613,544	16,270,258
TA JPMorgan Core Bond Service Class	76,162,536	39,166,382
TA JPMorgan Enhanced Index Initial Class	23,893,409	31,458,554
TA JPMorgan Enhanced Index Service Class	19,577,895	12,438,363
TA JPMorgan Mid Cap Value Service Class	64,659,463	41,855,308

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Service Class	$349,944,518	$60,237,671
TA Legg Mason Dynamic Allocation - Balanced Service Class	477,301,277	56,431,844
TA Legg Mason Dynamic Allocation - Growth Service Class	294,311,405	42,458,859
TA Madison Balanced Allocation Service Class	18,795,329	5,957,328
TA Madison Conservative Allocation Service Class	15,014,440	10,553,951
TA Madison Diversified Income Service Class	15,657,823	8,498,711
TA Managed Risk - Balanced ETF Service Class	1,671,331,839	313,621,426
TA Managed Risk - Conservative ETF Service Class	216,575,228	108,234,681
TA Managed Risk - Growth ETF Service Class	785,098,056	418,005,109
TA Market Participation Strategy Service Class	105,861,295	39,980,801
TA MFS International Equity Initial Class	13,575,498	21,534,921
TA MFS International Equity Service Class	36,202,732	13,593,705
TA Morgan Stanley Capital Growth Initial Class	16,599,189	34,931,610
TA Morgan Stanley Capital Growth Service Class	30,737,007	12,530,190
TA Morgan Stanley Mid-Cap Growth Initial Class	17,036,825	31,833,899
TA Morgan Stanley Mid-Cap Growth Service Class	28,852,520	14,664,737
TA Multi-Managed Balanced Initial Class	21,619,191	19,382,781
TA Multi-Managed Balanced Service Class	150,309,491	55,797,151
TA Multi-Manager Alternative Strategies Service Class	996,007	146,121
TA PIMCO Tactical - Balanced Service Class	121,081,037	47,232,603
TA PIMCO Tactical - Conservative Service Class	124,127,216	22,537,961
TA PIMCO Tactical - Growth Service Class	157,006,553	23,424,569
TA PIMCO Total Return Initial Class	40,304,217	84,822,597
TA PIMCO Total Return Service Class	155,972,477	142,466,540
TA PineBridge Inflation Opportunities Service Class	33,668,314	30,174,325
TA ProFunds UltraBear Service Class (OAM)	31,067,469	11,814,567
TA QS Investors Active Asset Allocation - Conservative Service Class	116,218,407	68,695,098
TA QS Investors Active Asset Allocation - Moderate Service Class	239,291,224	138,357,127
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	195,948,529	107,723,986
TA Systematic Small/Mid Cap Value Initial Class	17,848,834	30,736,026
TA Systematic Small/Mid Cap Value Service Class	30,230,420	18,202,724
TA T. Rowe Price Small Cap Initial Class	23,422,747	36,513,131
TA T. Rowe Price Small Cap Service Class	64,462,463	28,454,484
TA Torray Concentrated Growth Initial Class	36,416,533	43,647,336
TA Torray Concentrated Growth Service Class	14,083,281	9,655,369
TA TS&W International Equity Initial Class	11,270,956	21,297,269

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA TS&W International Equity Service Class	$16,282,596	$8,195,263
TA Voya Limited Maturity Bond Service Class	98,515	43,731
TA Voya Mid Cap Opportunities Service Class	27,756	88,710
TA WMC US Growth Initial Class	97,547,074	72,133,378
TA WMC US Growth Service Class	61,472,503	16,923,279
Vanguard® Equity Index	1,227,516	285,636
Vanguard® International	1,157,383	359,188
Vanguard® Mid-Cap Index	646,822	139,310
Vanguard® REIT Index	109,097	66,083
Vanguard® Short-Term Investment Grade	1,684,336	233,932
Vanguard® Total Bond Market Index	1,024,870	203,940
Voya Global Perspectives Class S Shares	15,278	135
Voya Large Cap Value Class S Shares	100	100
Voya Strategic Allocation Conservative Class S Shares	100	100
Voya Strategic Allocation Moderate Class S Shares	100	100
Wanger International	117,912	7,727
Wanger USA	252,228	134,372

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	7,801,858	(7,845,531)	(43,673)	7,328,437	(10,884,618)	(3,556,181)
AB Growth and Income Class B Shares	15,142,282	(22,912,376)	(7,770,094)	15,547,241	(17,657,179)	(2,109,938)
AB Large Cap Growth Class B Shares	372,492	(5,577,073)	(5,204,581)	384,024	(3,328,295)	(2,944,271)
American Funds - Asset Allocation Class 2 Shares	30,648,847	(38,928,994)	(8,280,147)	36,565,669	(31,533,854)	5,031,815
American Funds - Bond Class 2 Shares	15,687,246	(15,679,930)	7,316	17,860,986	(19,576,441)	(1,715,455)
American Funds - Growth Class 2 Shares	13,469,859	(9,801,718)	3,668,141	12,107,025	(7,448,468)	4,658,557
American Funds - Growth-Income Class 2 Shares	11,929,525	(10,795,719)	1,133,806	16,129,298	(7,483,163)	8,646,135
American Funds - International Class 2 Shares	13,262,738	(11,323,587)	1,939,151	9,912,578	(7,556,891)	2,355,687
BlackRock Basic Value V.I. Class I Shares	417,309	(2,768,680)	(2,351,371)	233,301	(1,845,757)	(1,612,456)
BlackRock Global Allocation V.I. Class I Shares	234,557	(2,517,324)	(2,282,767)	81,062	(1,612,546)	(1,531,484)
BlackRock High Yield V.I. Class I Shares	237,785	(983,239)	(745,454)	356,920	(879,333)	(522,413)
Fidelity® VIP Balanced Service Class 2	37,501,703	(24,254,018)	13,247,685	36,312,087	(19,349,749)	16,962,338
Fidelity® VIP Contrafund® Initial Class	118,678	(132,728)	(14,050)	16,153	(63,738)	(47,585)
Fidelity® VIP Contrafund® Service Class 2	22,292,618	(48,472,864)	(26,180,246)	25,841,562	(24,475,214)	1,366,348
Fidelity® VIP Equity-Income Initial Class	—	(11,173)	(11,173)	—	(881)	(881)
Fidelity® VIP Equity-Income Service Class 2	216,384	(8,001,119)	(7,784,735)	336,040	(6,398,784)	(6,062,744)
Fidelity® VIP Growth Initial Class	—	(232)	(232)	—	(216)	(216)
Fidelity® VIP Growth Service Class 2	73,277	(6,604,685)	(6,531,408)	170,923	(4,668,794)	(4,497,871)
Fidelity® VIP Growth Opportunities Service Class 2	32,388	(282,670)	(250,282)	66,898	(295,436)	(228,538)
Fidelity® VIP Mid Cap Initial Class	16,572	(23,258)	(6,686)	1,551	(1,342)	209
Fidelity® VIP Mid Cap Service Class 2	10,441,124	(27,414,540)	(16,973,416)	10,910,693	(20,294,805)	(9,384,112)
Fidelity® VIP Value Strategies Initial Class	4,449	(3,231)	1,218	1,219	(412)	807
Fidelity® VIP Value Strategies Service Class 2	6,845,417	(17,139,712)	(10,294,295)	7,264,614	(11,025,574)	(3,760,960)
Franklin Founding Funds Allocation Class 4 Shares	391,716	(13,307,459)	(12,915,743)	557,966	(13,437,040)	(12,879,074)
Franklin Income Class 2 Shares	916,418	(22,435,970)	(21,519,552)	579,508	(13,110,638)	(12,531,130)
Franklin Mutual Shares Class 2 Shares	225,716	(6,105,449)	(5,879,733)	63,549	(2,953,540)	(2,889,991)
Franklin Templeton Foreign Class 2 Shares	315,934	(11,044,639)	(10,728,705)	367,288	(7,875,201)	(7,507,913)

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
GE Investments Total Return Class 3 Shares	2,651,660	(6,425,521)	(3,773,861)	5,099,553	(4,864,670)	234,883
Huntington VA Dividend Capture	113,790	(556,578)	(442,788)	501,830	(1,537,369)	(1,035,539)
Huntington VA Situs	60,627	(834,961)	(774,334)	730,500	(1,269,284)	(538,784)
Invesco V.I. American Franchise Series II Shares	88,958	(1,722,892)	(1,633,934)	222,006	(1,539,559)	(1,317,553)
Invesco V.I. Value Opportunities Series II Shares	318,641	(5,300,561)	(4,981,920)	64,241	(2,323,155)	(2,258,914)
Janus Aspen - Enterprise Service Shares	286,041	(3,287,514)	(3,001,473)	250,310	(2,261,032)	(2,010,722)
Janus Aspen - Global Research Service Shares	350,685	(9,743,887)	(9,393,202)	497,510	(5,408,738)	(4,911,228)
Janus Aspen - Perkins Mid Cap Value Service Shares	28,662	(413,115)	(384,453)	5,401	(195,521)	(190,120)
MFS® New Discovery Service Class	338,083	(6,959,525)	(6,621,442)	162,994	(7,015,023)	(6,852,029)
MFS® Total Return Service Class	160,941	(10,279,469)	(10,118,528)	446,124	(7,466,690)	(7,020,566)
NVIT Developing Markets Class II Shares	—	(3,690)	(3,690)	—	(358)	(358)
TA AB Dynamic Allocation Initial Class	3,215,771	(6,545,324)	(3,329,553)	3,262,665	(2,274,374)	988,291
TA AB Dynamic Allocation Service Class	14,960,285	(29,621,326)	(14,661,041)	11,568,498	(28,755,310)	(17,186,812)
TA Aegon High Yield Bond Initial Class	8,206,539	(17,591,260)	(9,384,721)	6,799,367	(14,489,983)	(7,690,616)
TA Aegon High Yield Bond Service Class	23,771,596	(28,941,335)	(5,169,739)	14,308,947	(25,691,259)	(11,382,312)
TA Aegon Money Market Initial Class	92,230,347	(88,504,587)	3,725,760	56,984,175	(71,979,985)	(14,995,810)
TA Aegon Money Market Service Class	235,261,266	(229,681,523)	5,579,743	239,322,663	(238,657,806)	664,857
TA Aegon U.S. Government Securities Initial Class	8,122,205	(17,590,816)	(9,468,611)	10,230,557	(12,568,185)	(2,337,628)
TA Aegon U.S. Government Securities Service Class	72,407,061	(50,138,862)	22,268,199	53,783,995	(83,402,060)	(29,618,065)
TA American Funds Managed Risk - Balanced Service Class	12,743,576	(171,797)	12,571,779	—	—	—
TA Asset Allocation - Conservative Initial Class	15,694,337	(43,125,299)	(27,430,962)	18,206,996	(50,863,555)	(32,656,559)
TA Asset Allocation - Conservative Service Class	34,431,167	(111,624,027)	(77,192,860)	40,690,011	(128,715,138)	(88,025,127)
TA Asset Allocation - Growth Initial Class	7,563,918	(53,444,296)	(45,880,378)	11,871,716	(29,381,238)	(17,509,522)
TA Asset Allocation - Growth Service Class	9,594,475	(18,261,524)	(8,667,049)	10,672,598	(17,850,407)	(7,177,809)
TA Asset Allocation - Moderate Initial Class	8,759,291	(82,353,501)	(73,594,210)	12,075,074	(48,172,939)	(36,097,865)
TA Asset Allocation - Moderate Service Class	59,164,618	(248,525,151)	(189,360,533)	176,489,884	(232,084,229)	(55,594,345)
TA Asset Allocation - Moderate Growth Initial Class	10,713,332	(91,234,803)	(80,521,471)	14,971,506	(50,207,982)	(35,236,476)

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate Growth Service Class	63,459,578	(242,790,235)	(179,330,657)	65,767,540	(268,798,269)	(203,030,729)
TA Barrow Hanley Dividend Focused Initial Class	3,576,024	(47,958,892)	(44,382,868)	9,047,747	(28,316,624)	(19,268,877)
TA Barrow Hanley Dividend Focused Service Class	6,102,647	(13,773,168)	(7,670,521)	13,342,359	(12,754,637)	587,722
TA BlackRock Global Allocation Service Class	29,409,552	(103,347,929)	(73,938,377)	30,188,151	(92,484,647)	(62,296,496)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	13,691,559	(1,076,808)	12,614,751	973,340	(8,413)	964,927
TA BlackRock Global Allocation Managed Risk - Growth Service Class	15,825,759	(609,610)	15,216,149	1,102,140	(16,679)	1,085,461
TA BlackRock Tactical Allocation Service Class	32,416,992	(84,494,910)	(52,077,918)	124,784,489	(75,718,374)	49,066,115
TA Clarion Global Real Estate Securities Initial Class	2,822,406	(7,047,644)	(4,225,238)	3,233,233	(4,247,670)	(1,014,437)
TA Clarion Global Real Estate Securities Service Class	6,690,081	(13,563,450)	(6,873,369)	15,097,559	(8,900,520)	6,197,039
TA International Moderate Growth Initial Class	584	(597)	(13)	—	(689)	(689)
TA International Moderate Growth Service Class	36,293,009	(55,311,200)	(19,018,191)	21,092,213	(58,605,176)	(37,512,963)
TA Janus Balanced Service Class	56,037,894	(19,753,359)	36,284,535	37,932,645	(17,040,407)	20,892,238
TA Jennison Growth Initial Class	6,382,952	(33,490,066)	(27,107,114)	10,285,231	(19,492,097)	(9,206,866)
TA Jennison Growth Service Class	8,574,158	(5,806,628)	2,767,530	5,959,144	(6,631,112)	(671,968)
TA JPMorgan Core Bond Service Class	20,389,056	(23,149,849)	(2,760,793)	28,068,075	(18,047,238)	10,020,837
TA JPMorgan Enhanced Index Initial Class	7,566,713	(15,205,669)	(7,638,956)	12,150,491	(10,341,653)	1,808,838
TA JPMorgan Enhanced Index Service Class	3,741,009	(4,283,653)	(542,644)	6,491,084	(3,223,395)	3,267,689
TA JPMorgan Mid Cap Value Service Class	12,008,812	(14,288,798)	(2,279,986)	15,533,404	(8,449,849)	7,083,555
TA JPMorgan Tactical Allocation Service Class	48,290,396	(33,980,066)	14,310,330	40,506,413	(41,819,917)	(1,313,504)
TA Legg Mason Dynamic Allocation - Balanced Service Class	81,884,699	(27,517,681)	54,367,018	67,425,097	(15,549,118)	51,875,979
TA Legg Mason Dynamic Allocation - Growth Service Class	64,960,448	(15,138,136)	49,822,312	33,692,465	(10,281,542)	23,410,923
TA Madison Balanced Allocation Service Class	1,934,921	(3,160,832)	(1,225,911)	5,011,611	(2,714,285)	2,297,326
TA Madison Conservative Allocation Service Class	1,895,479	(4,542,885)	(2,647,406)	2,674,267	(5,971,246)	(3,296,979)
TA Madison Diversified Income Service Class	2,198,068	(4,568,649)	(2,370,581)	4,090,257	(4,439,049)	(348,792)
TA Managed Risk - Balanced ETF Service Class	165,638,917	(172,416,949)	(6,778,032)	263,956,340	(120,980,644)	142,975,696
TA Managed Risk - Conservative ETF Service Class	41,392,316	(60,246,538)	(18,854,222)	52,030,849	(49,498,815)	2,532,034
TA Managed Risk - Growth ETF Service Class	87,101,410	(232,402,552)	(145,301,142)	262,389,248	(164,552,679)	97,836,569

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Market Participation Strategy Service Class	21,959,357	(15,044,527)	6,914,830	42,566,529	(13,969,954)	28,596,575
TA MFS International Equity Initial Class	8,404,497	(13,801,042)	(5,396,545)	6,662,009	(9,429,030)	(2,767,021)
TA MFS International Equity Service Class	9,682,318	(6,764,133)	2,918,185	6,198,004	(5,647,366)	550,638
TA Morgan Stanley Capital Growth Initial Class	3,730,426	(15,683,446)	(11,953,020)	4,904,541	(9,527,525)	(4,622,984)
TA Morgan Stanley Capital Growth Service Class	7,366,786	(4,368,728)	2,998,058	5,033,701	(7,012,153)	(1,978,452)
TA Morgan Stanley Mid-Cap Growth Initial Class	3,606,230	(20,617,256)	(17,011,026)	6,131,806	(11,518,439)	(5,386,633)
TA Morgan Stanley Mid-Cap Growth Service Class	4,119,905	(5,868,903)	(1,748,998)	5,041,944	(6,884,761)	(1,842,817)
TA Multi-Managed Balanced Initial Class	8,087,764	(8,835,296)	(747,532)	8,865,303	(5,717,191)	3,148,112
TA Multi-Managed Balanced Service Class	35,095,546	(26,917,281)	8,178,265	31,462,440	(18,413,117)	13,049,323
TA Multi-Manager Alternative Strategies Service Class	95,383	(13,192)	82,191	96,569	(1,201)	95,368
TA PIMCO Tactical - Balanced Service Class	22,563,435	(23,251,724)	(688,289)	44,461,708	(20,059,905)	24,401,803
TA PIMCO Tactical - Conservative Service Class	24,612,310	(13,240,593)	11,371,717	14,226,321	(11,632,232)	2,594,089
TA PIMCO Tactical - Growth Service Class	34,188,794	(12,190,050)	21,998,744	16,666,414	(8,286,595)	8,379,819
TA PIMCO Total Return Initial Class	19,350,446	(52,527,210)	(33,176,764)	18,924,531	(47,018,000)	(28,093,469)
TA PIMCO Total Return Service Class	30,023,649	(85,619,885)	(55,596,236)	26,332,708	(112,454,156)	(86,121,448)
TA PineBridge Inflation Opportunities Service Class	7,363,268	(18,268,700)	(10,905,432)	14,802,693	(23,308,930)	(8,506,237)
TA ProFunds UltraBear Service Class (OAM)	339,489,718	(137,519,758)	201,969,960	168,782,361	(114,160,197)	54,622,164
TA QS Investors Active Asset Allocation - Conservative Service Class	19,305,354	(39,319,996)	(20,014,642)	26,417,087	(38,404,900)	(11,987,813)
TA QS Investors Active Asset Allocation - Moderate Service Class	28,389,273	(64,786,251)	(36,396,978)	93,375,594	(43,958,632)	49,416,962
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	29,591,498	(60,569,570)	(30,978,072)	58,367,074	(35,626,625)	22,740,449
TA Systematic Small/Mid Cap Value Initial Class	203,353	(6,763,971)	(6,560,618)	472,978	(5,197,798)	(4,724,820)
TA Systematic Small/Mid Cap Value Service Class	3,909,098	(7,639,444)	(3,730,346)	6,518,966	(7,346,086)	(827,120)
TA T. Rowe Price Small Cap Initial Class	6,339,554	(15,544,885)	(9,205,331)	4,776,597	(11,626,727)	(6,850,130)
TA T. Rowe Price Small Cap Service Class	8,716,699	(7,906,280)	810,419	8,116,835	(10,061,751)	(1,944,916)
TA Torray Concentrated Growth Initial Class	1,425,182	(13,902,997)	(12,477,815)	1,646,549	(8,470,430)	(6,823,881)
TA Torray Concentrated Growth Service Class	1,350,897	(4,156,367)	(2,805,470)	1,661,996	(3,803,465)	(2,141,469)

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA TS&W International Equity Initial Class	4,983,675	(11,391,476)	(6,407,801)	4,634,630	(6,894,477)	(2,259,847)
TA TS&W International Equity Service Class	5,116,331	(4,231,392)	884,939	5,670,995	(4,869,455)	801,540
TA Voya Limited Maturity Bond Service Class	9,734	(3,839)	5,895	11,927	(1,866)	10,061
TA Voya Mid Cap Opportunities Service Class	1,304	(6,855)	(5,551)	11,545	(2,851)	8,694
TA WMC US Growth Initial Class	5,578,590	(43,579,369)	(38,000,779)	3,794,722	(26,291,844)	(22,497,122)
TA WMC US Growth Service Class	7,929,698	(7,008,341)	921,357	3,843,191	(5,461,215)	(1,618,024)
Vanguard® Equity Index	119,463	(133,545)	(14,082)	179,953	(82,014)	97,939
Vanguard® International	315,650	(279,769)	35,881	63,607	(145,980)	(82,373)
Vanguard® Mid-Cap Index	126,217	(59,319)	66,898	55,600	(36,475)	19,125
Vanguard® REIT Index	12,682	(37,150)	(24,468)	84,193	(12,552)	71,641
Vanguard® Short-Term Investment Grade	354,890	(139,716)	215,174	163,743	(608,477)	(444,734)
Vanguard® Total Bond Market Index	109,371	(146,453)	(37,082)	182,127	(250,757)	(68,630)
Voya Global Perspectives Class S Shares	1,633	—	1,633	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	19,662	(5,083)	14,579	7,107	(80,409)	(73,302)
Wanger USA	101,080	(56,603)	44,477	5,134	(3,993)	1,141

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2015	47,328,479	$11.58	to	$1.60	$95,500,596	2.02%	0.65%	to	2.65%	0.64%	to	(1.32)%
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42	to	4.34
12/31/2013	50,928,333	1.19	to	1.56	87,360,846	2.31	0.65	to	2.65	15.52	to	13.27
12/31/2012	47,661,048	1.03	to	1.37	67,988,859	1.93	0.65	to	2.65	12.64	to	10.43
12/31/2011	43,401,919	1.32	to	1.24	55,558,501	2.14	0.70	to	2.65	(3.73)	to	(5.55)
AB Growth and Income Class B Shares
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96	to	6.83
12/31/2013	96,773,079	1.65	to	1.19	156,306,109	1.06	0.30	to	2.30	34.19	to	31.57
12/31/2012	77,780,377	1.23	to	0.91	89,263,201	1.32	0.30	to	2.30	16.89	to	14.59
12/31/2011	64,589,775	1.05	to	0.79	64,940,393	1.05	0.30	to	2.30	5.75	to	3.69
AB Large Cap Growth Class B Shares
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52	to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50	to	11.28
12/31/2013	27,375,375	1.66	to	1.30	35,597,034	—	0.30	to	2.30	36.59	to	33.92
12/31/2012	30,870,141	1.21	to	0.97	29,684,480	0.03	0.30	to	2.30	16.35	to	14.06
12/31/2011	38,936,633	1.04	to	0.85	32,786,728	0.09	0.30	to	2.30	(4.04)	to	(5.91)
American Funds - Asset Allocation Class 2 Shares
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61	to	2.57
12/31/2013	233,042,233	1.33	to	1.48	379,469,267	1.66	0.75	to	2.75	22.77	to	20.38
12/31/2012	169,210,476	1.08	to	1.23	214,081,441	2.12	0.75	to	2.75	15.32	to	13.07
12/31/2011	131,141,105	1.13	to	1.09	145,411,828	2.23	0.80	to	2.75	0.49	to	(1.41)
American Funds - Bond Class 2 Shares
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50	to	2.46
12/31/2013	85,631,756	1.05	to	1.04	103,432,773	1.87	0.75	to	2.75	(2.89)	to	(4.78)
12/31/2012	84,904,847	1.08	to	1.09	95,250,272	3.06	0.75	to	2.75	4.59	to	2.54
12/31/2011	47,471,601	1.11	to	1.06	51,414,804	3.92	0.80	to	2.75	5.26	to	3.27
American Funds - Growth Class 2 Shares
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70	to	5.76
12/31/2013	61,017,259	1.32	to	1.58	116,392,175	1.03	0.75	to	2.60	29.13	to	26.81
12/31/2012	50,472,876	1.02	to	1.24	64,264,152	0.90	0.75	to	2.60	17.01	to	14.89
12/31/2011	34,120,875	1.12	to	1.08	37,511,252	0.68	0.80	to	2.60	(5.04)	to	(6.70)
American Funds - Growth-Income Class 2 Shares
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81	to	7.83
12/31/2013	47,215,255	1.41	to	1.56	93,879,498	1.63	0.75	to	2.60	32.51	to	30.12
12/31/2012	36,300,214	1.06	to	1.20	44,580,566	1.93	0.75	to	2.60	16.60	to	14.49
12/31/2011	22,878,003	1.09	to	1.05	24,352,894	1.87	0.80	to	2.60	(2.61)	to	(4.31)
American Funds - International Class 2 Shares
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)	to	(5.12)
12/31/2013	50,035,861	1.10	to	1.17	69,810,558	1.55	0.75	to	2.60	20.73	to	18.55
12/31/2012	40,673,990	0.91	to	0.99	41,084,363	1.66	0.75	to	2.60	17.02	to	14.90
12/31/2011	31,192,669	0.89	to	0.86	27,226,702	2.06	0.80	to	2.60	(14.65)	to	(16.14)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2015	8,817,241	$1.89	to	$2.07	$20,857,527	1.42%	1.25%	to	2.30%	(7.11)%	to	(8.07)%
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
12/31/2013	12,781,068	1.88	to	2.10	30,389,242	1.44	1.25	to	2.30	36.37	to	34.97
12/31/2012	14,266,398	1.38	to	1.56	25,008,298	1.71	1.25	to	2.30	12.63	to	11.47
12/31/2011	17,166,667	1.22	to	1.40	26,488,504	1.72	1.25	to	2.30	(3.65)	to	(4.64)
BlackRock Global Allocation V.I. Class I Shares
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
12/31/2013	11,656,814	2.61	to	2.65	22,385,439	1.15	1.25	to	2.30	13.34	to	12.18
12/31/2012	12,057,417	2.30	to	2.36	20,528,710	1.45	1.25	to	2.30	8.91	to	7.79
12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
BlackRock High Yield V.I. Class I Shares
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
12/31/2013	3,709,697	2.26	to	1.90	8,168,931	5.90	1.25	to	2.30	7.99	to	6.88
12/31/2012	4,567,350	2.10	to	1.78	9,321,250	6.57	1.25	to	2.30	14.23	to	13.05
12/31/2011	4,524,797	1.83	to	1.57	8,116,403	6.96	1.25	to	2.30	2.06	to	1.01
Fidelity® VIP Balanced Service Class 2
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
12/31/2013	129,108,936	1.42	to	1.26	181,860,843	1.44	0.30	to	2.45	18.93	to	16.43
12/31/2012	117,724,325	1.19	to	1.08	132,706,666	1.76	0.30	to	2.45	14.47	to	12.06
12/31/2011	89,258,195	1.04	to	0.96	88,963,932	1.62	0.30	to	2.45	(4.11)	to	(6.12)
Fidelity® VIP Contrafund® Initial Class
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
12/31/2013	263,301	1.49	to	1.33	875,305	1.72	0.30	to	1.00	30.89	to	29.99
12/31/2012	193,665	1.14	to	1.02	205,876	1.10	0.30	to	1.00	16.07	to	15.26
12/31/2011	249,058	0.98	to	0.90	227,548	1.28	0.30	to	0.80	(2.82)	to	(3.30)
Fidelity® VIP Contrafund® Service Class 2
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
12/31/2013	196,958,822	1.81	to	1.25	377,299,296	0.88	0.30	to	2.30	30.56	to	28.01
12/31/2012	193,279,626	1.38	to	0.98	277,085,608	1.13	0.30	to	2.30	15.79	to	13.52
12/31/2011	192,551,717	1.20	to	0.86	243,441,299	0.78	0.30	to	2.30	(3.07)	to	(4.97)
Fidelity® VIP Equity-Income Initial Class
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
12/31/2013	64,315	1.22	to	1.35	84,226	2.26	0.30	to	1.00	27.76	to	26.88
12/31/2012	85,423	0.96	to	1.06	88,654	1.79	0.30	to	1.00	16.95	to	16.14
12/31/2011	200,383	0.82	to	0.86	180,834	4.81	0.30	to	0.80	0.67	to	0.17
Fidelity® VIP Equity-Income Service Class 2
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
12/31/2013	44,412,638	1.57	to	1.09	69,246,230	2.24	0.30	to	2.30	27.45	to	24.95
12/31/2012	50,311,687	1.23	to	0.88	62,328,811	2.69	0.30	to	2.30	16.70	to	14.41
12/31/2011	64,310,250	1.05	to	0.77	69,466,995	2.32	0.30	to	2.30	0.36	to	(1.60)
Fidelity® VIP Growth Initial Class
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20
12/31/2013	25,647	1.55	to	1.38	35,124	0.20	0.30	to	1.00	35.93	to	34.99
12/31/2012	53,789	1.14	to	1.02	54,726	0.61	0.30	to	1.00	14.34	to	13.55
12/31/2011	54,378	1.00	to	0.87	48,616	1.07	0.30	to	0.80	(0.10)	to	(0.59)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Growth Service Class 2
12/31/2015	25,975,749	$2.07	to	$1.40	$40,617,613	0.03%	0.30%	to	2.30%	6.58%	to	4.50%
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
12/31/2013	37,005,028	1.76	to	1.23	50,162,145	0.04	0.30	to	2.30	35.59	to	32.94
12/31/2012	43,087,084	1.30	to	0.93	43,606,757	0.32	0.30	to	2.30	14.06	to	11.82
12/31/2011	56,071,361	1.14	to	0.83	50,614,454	0.13	0.30	to	2.30	(0.33)	to	(2.28)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
12/31/2013	1,760,793	1.61	to	1.18	2,628,111	0.05	1.25	to	1.75	35.84	to	35.18
12/31/2012	1,898,669	1.18	to	0.87	2,089,207	0.15	1.25	to	1.75	17.84	to	17.26
12/31/2011	2,232,908	1.00	to	0.74	2,079,285	—	1.25	to	1.75	0.71	to	0.22
Fidelity® VIP Mid Cap Initial Class
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
12/31/2013	31,222	1.61	to	1.28	48,484	0.53	0.30	to	1.00	35.82	to	34.88
12/31/2012	36,492	1.19	to	0.95	35,291	0.38	0.30	to	1.00	14.49	to	13.69
12/31/2011	69,750	1.04	to	0.96	58,675	0.50	0.30	to	0.80	(10.88)	to	(11.32)
Fidelity® VIP Mid Cap Service Class 2
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
12/31/2013	124,383,437	2.01	to	1.36	334,770,485	0.29	0.30	to	2.30	35.46	to	32.82
12/31/2012	123,526,673	1.48	to	1.02	246,581,179	0.38	0.30	to	2.30	14.22	to	11.97
12/31/2011	129,890,097	1.30	to	0.91	237,569,812	0.02	0.30	to	2.30	(11.12)	to	(12.85)
Fidelity® VIP Value Strategies Initial Class
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
12/31/2013	45,742	1.36	to	1.35	84,623	1.04	0.30	to	1.00	30.10	to	29.20
12/31/2012	43,606	1.05	to	1.04	45,983	0.65	0.30	to	1.00	26.90	to	26.02
12/31/2011	36,577	0.82	to	0.89	30,557	2.82	0.30	to	0.80	(9.08)	to	(9.53)
Fidelity® VIP Value Strategies Service Class 2
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
12/31/2013	67,754,937	1.80	to	1.25	134,957,220	0.73	0.30	to	2.30	29.79	to	27.26
12/31/2012	60,326,082	1.39	to	0.98	91,138,385	0.39	0.30	to	2.30	26.68	to	24.19
12/31/2011	55,618,305	1.10	to	0.79	68,878,781	0.72	0.30	to	2.30	(9.31)	to	(11.08)
Franklin Founding Funds Allocation Class 4 Shares
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
12/31/2013	93,477,182	1.26	to	1.75	171,063,034	10.55	0.60	to	2.60	22.94	to	20.55
12/31/2012	103,151,130	1.03	to	1.45	155,140,789	2.74	0.60	to	2.60	14.48	to	12.24
12/31/2011	108,807,704	1.37	to	1.29	144,497,473	0.02	0.65	to	2.60	(2.30)	to	(4.16)
Franklin Income Class 2 Shares
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
12/31/2013	108,189,372	1.29	to	1.19	138,042,260	6.43	1.00	to	2.30	12.81	to	11.38
12/31/2012	127,426,124	1.15	to	1.07	144,705,853	6.59	1.00	to	2.30	11.53	to	10.11
12/31/2011	120,709,625	1.03	to	0.97	123,072,633	5.78	1.00	to	2.30	1.37	to	0.09
Franklin Mutual Shares Class 2 Shares
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71
12/31/2013	24,724,453	1.16	to	1.07	28,581,308	2.06	1.00	to	2.30	26.99	to	25.38
12/31/2012	28,932,267	0.92	to	0.85	26,468,882	1.98	1.00	to	2.30	13.11	to	11.66
12/31/2011	38,304,347	0.81	to	0.76	31,137,148	2.45	1.00	to	2.30	(2.02)	to	(3.26)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton Foreign Class 2 Shares
12/31/2015	38,972,850	$0.95	to	$0.85	$35,741,459	3.22%	1.00%	to	2.30%	(7.42)%	to	(8.60)%
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
12/31/2013	57,209,468	1.16	to	1.07	64,992,850	2.37	1.00	to	2.30	21.75	to	20.21
12/31/2012	69,413,713	0.95	to	0.89	65,078,952	3.01	1.00	to	2.30	17.06	to	15.56
12/31/2011	78,062,738	0.82	to	0.77	62,785,119	1.71	1.00	to	2.30	(11.52)	to	(12.64)
GE Investments Total Return Class 3 Shares
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
12/31/2013	40,799,489	1.16	to	1.23	53,548,298	1.36	0.65	to	2.65	13.90	to	11.68
12/31/2012	38,454,844	1.02	to	1.10	43,652,748	1.48	0.65	to	2.65	11.52	to	9.34
12/31/2011	32,550,877	1.05	to	1.01	33,478,476	1.93	0.70	to	2.65	(3.77)	to	(5.60)
Huntington VA Dividend Capture
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68
12/31/2013	3,214,274	1.30	to	1.22	4,166,880	3.17	1.30	to	2.30	18.42	to	17.27
12/31/2012	2,751,811	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
12/31/2011	1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
Huntington VA Situs
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
12/31/2013	3,253,720	1.51	to	1.42	4,902,232	0.34	1.30	to	2.30	30.23	to	28.96
12/31/2012	3,178,655	1.16	to	1.10	3,678,626	—	1.30	to	2.30	21.04	to	19.86
12/31/2011	2,479,296	0.96	to	0.92	2,371,735	0.03	1.30	to	2.30	(2.18)	to	(3.13)
Invesco V.I. American Franchise Series II Shares
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
12/31/2013	8,029,737	1.35	to	1.31	10,656,379	0.25	0.30	to	2.30	39.38	to	36.65
12/31/2012(1)	8,709,208	0.97	to	0.96	8,390,522	—	0.30	to	2.30	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2015	15,432,956	1.26	to	0.90	18,566,395	2.13	0.30	to	2.30	(10.92)	to	(12.67)
12/31/2014	20,414,876	1.41	to	1.04	27,970,466	1.15	0.30	to	2.30	6.07	to	3.99
12/31/2013	22,673,790	1.33	to	1.00	29,639,814	1.19	0.30	to	2.30	32.87	to	30.28
12/31/2012	25,663,471	1.00	to	0.76	25,580,729	1.18	0.30	to	2.30	17.30	to	15.00
12/31/2011	32,743,310	0.85	to	0.67	28,089,410	0.61	0.30	to	2.30	(3.68)	to	(5.56)
Janus Aspen - Enterprise Service Shares
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
12/31/2013	16,708,779	2.18	to	1.46	24,789,340	0.37	0.30	to	2.30	31.64	to	29.07
12/31/2012	19,107,051	1.65	to	1.13	21,633,510	—	0.30	to	2.30	16.64	to	14.34
12/31/2011	25,293,554	1.42	to	0.99	24,977,200	—	0.30	to	2.30	(1.95)	to	(3.86)
Janus Aspen - Global Research Service Shares
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
12/31/2013	41,929,396	1.51	to	1.01	44,449,345	1.08	0.30	to	2.30	27.69	to	25.20
12/31/2012	49,711,489	1.18	to	0.81	41,538,639	0.74	0.30	to	2.30	19.50	to	17.15
12/31/2011	66,676,893	0.99	to	0.69	46,700,055	0.47	0.30	to	2.30	(14.24)	to	(15.92)
Janus Aspen - Perkins Mid Cap Value Service Shares
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
12/31/2013	1,956,635	2.02	to	1.89	3,820,732	1.10	1.25	to	1.75	24.26	to	23.65
12/31/2012	2,218,259	1.62	to	1.52	3,500,990	0.82	1.25	to	1.75	9.42	to	8.88
12/31/2011	2,525,896	1.48	to	1.40	3,649,131	0.57	1.25	to	1.75	(4.18)	to	(4.65)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® New Discovery Service Class
12/31/2015	23,490,980	$2.10	to	$1.50	$45,033,655	—%	0.30%	to	2.30%	(2.44)%	to	(4.35)%
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
12/31/2013	36,964,451	2.33	to	1.74	80,534,952	—	0.30	to	2.30	40.80	to	38.05
12/31/2012	43,982,546	1.66	to	1.26	68,911,525	—	0.30	to	2.30	20.54	to	18.17
12/31/2011	49,811,965	1.37	to	1.06	65,855,068	—	0.30	to	2.30	(10.76)	to	(12.50)
MFS® Total Return Service Class
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
12/31/2013	51,491,986	1.52	to	1.18	79,265,752	1.63	0.30	to	2.30	18.38	to	16.07
12/31/2012	57,925,364	1.28	to	1.01	76,287,748	2.47	0.30	to	2.30	10.60	to	8.43
12/31/2011	72,191,059	1.16	to	0.94	87,205,024	2.40	0.30	to	2.30	1.28	to	(0.69)
NVIT Developing Markets Class II Shares
12/31/2015	28,720	0.74	to	0.54	18,764	1.01	0.30	to	0.80	(16.57)	to	(16.98)
12/31/2014	32,410	0.89	to	0.65	25,010	0.82	0.30	to	0.80	(6.13)	to	(6.59)
12/31/2013	32,768	0.95	to	0.70	26,996	0.84	0.30	to	0.80	(0.27)	to	(0.76)
12/31/2012	75,343	0.95	to	0.70	60,334	0.09	0.30	to	0.80	16.43	to	15.85
12/31/2011	109,143	0.81	to	0.61	74,589	0.27	0.30	to	0.80	(22.64)	to	(23.02)
TA Aegon High Yield Bond Initial Class
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
12/31/2013	59,560,153	1.78	to	1.90	114,989,061	5.61	0.30	to	2.05	6.28	to	4.46
12/31/2012	67,109,725	1.68	to	1.82	123,537,535	6.03	0.30	to	2.05	17.02	to	15.00
12/31/2011	65,528,250	1.43	to	1.58	105,097,063	6.96	0.30	to	2.05	4.46	to	2.67
TA Aegon High Yield Bond Service Class
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
12/31/2013	62,948,842	1.62	to	1.40	147,133,548	5.62	1.00	to	2.30	5.28	to	3.94
12/31/2012	57,767,619	1.54	to	1.35	93,495,432	5.81	1.00	to	2.30	15.93	to	14.45
12/31/2011	36,869,332	1.33	to	1.18	51,392,294	7.34	1.00	to	2.30	3.50	to	2.19
TA Aegon Money Market Initial Class
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2013	115,626,119	1.11	to	0.94	134,398,735	0.01	0.30	to	2.05	(0.29)	to	(2.00)
12/31/2012	124,755,704	1.12	to	0.96	147,358,506	0.01	0.30	to	2.05	(0.30)	to	(2.01)
12/31/2011	155,860,913	1.12	to	0.98	185,623,429	0.01	0.30	to	2.05	(0.29)	to	(2.00)
TA Aegon Money Market Service Class
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2013	233,587,476	0.99	to	0.88	313,266,679	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2012	280,994,935	0.99	to	0.90	281,054,359	0.01	0.45	to	2.45	(0.44)	to	(2.40)
12/31/2011	277,543,169	1.03	to	0.93	281,464,517	0.01	0.50	to	2.45	(0.49)	to	(2.38)
TA Aegon U.S. Government Securities Initial Class
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
12/31/2013	56,147,152	1.39	to	1.28	88,308,492	2.18	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2012	75,180,321	1.42	to	1.34	122,675,859	1.66	0.30	to	2.05	4.83	to	3.02
12/31/2011	81,061,130	1.36	to	1.30	128,262,863	2.63	0.30	to	2.05	7.29	to	5.45
TA Aegon U.S. Government Securities Service Class
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
12/31/2013	146,722,112	1.23	to	1.08	221,420,439	1.78	0.30	to	2.45	(2.78)	to	(4.82)
12/31/2012	341,204,505	1.26	to	1.14	434,585,330	1.52	0.30	to	2.45	4.55	to	2.34
12/31/2011	310,328,309	1.21	to	1.11	382,863,367	2.45	0.30	to	2.45	6.96	to	4.73

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA American Funds Managed Risk - Balanced Service Class
12/31/2015(1)	12,571,779	$9.59	to	$9.46	$119,855,246	—%	0.45%	to	2.45%	—%	to	—%
TA AB Dynamic Allocation Initial Class
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
12/31/2013	17,270,135	1.38	to	1.48	26,503,255	1.16	0.30	to	2.05	6.86	to	5.03
12/31/2012	18,419,818	1.29	to	1.41	26,950,888	0.83	0.30	to	2.05	5.82	to	4.00
12/31/2011	20,466,660	1.22	to	1.35	28,804,809	0.77	0.30	to	2.05	1.51	to	(0.23)
TA AB Dynamic Allocation Service Class
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
12/31/2013	232,172,788	1.20	to	1.12	321,999,069	0.99	0.30	to	2.45	6.57	to	4.33
12/31/2012	237,111,221	1.13	to	1.07	289,207,913	0.77	0.30	to	2.45	5.48	to	3.25
12/31/2011	177,642,562	1.07	to	1.04	207,614,973	0.92	0.30	to	2.45	1.36	to	(0.76)
TA Asset Allocation - Conservative Initial Class
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
12/31/2013	182,063,673	1.50	to	1.53	289,462,189	3.08	0.30	to	2.05	9.04	to	7.17
12/31/2012	220,471,598	1.38	to	1.43	325,902,062	3.06	0.30	to	2.05	7.14	to	5.29
12/31/2011	260,863,926	1.28	to	1.36	364,946,385	2.84	0.30	to	2.05	2.35	to	0.60
TA Asset Allocation - Conservative Service Class
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
12/31/2013	715,012,210	1.13	to	1.14	1,111,348,299	2.92	0.45	to	2.45	8.60	to	6.48
12/31/2012	810,487,619	1.04	to	1.07	1,109,383,355	3.02	0.45	to	2.45	6.71	to	4.62
12/31/2011	721,567,816	1.09	to	1.02	937,609,315	2.60	0.50	to	2.45	1.85	to	(0.09)
TA Asset Allocation - Growth Initial Class
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
12/31/2013	226,469,806	1.55	to	1.63	387,054,260	1.22	0.30	to	2.05	26.43	to	24.26
12/31/2012	222,217,868	1.22	to	1.31	304,794,406	1.29	0.30	to	2.05	12.26	to	10.32
12/31/2011	258,970,150	1.09	to	1.19	321,192,229	1.16	0.30	to	2.05	(5.70)	to	(7.31)
TA Asset Allocation - Growth Service Class
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
12/31/2013	112,093,073	1.32	to	1.07	186,689,604	1.03	0.45	to	2.30	25.82	to	23.55
12/31/2012	111,253,373	0.97	to	0.87	142,775,685	1.11	0.45	to	2.30	12.00	to	10.00
12/31/2011	98,200,377	0.83	to	0.79	117,111,675	0.99	0.50	to	2.30	(6.00)	to	(8.00)
TA Asset Allocation - Moderate Initial Class
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
12/31/2013	367,006,552	1.56	to	1.61	611,618,677	2.45	0.30	to	2.05	13.16	to	11.22
12/31/2012	406,276,343	1.38	to	1.44	605,408,440	2.62	0.30	to	2.05	9.11	to	7.23
12/31/2011	447,003,951	1.26	to	1.35	622,925,669	2.28	0.30	to	2.05	0.29	to	(1.43)
TA Asset Allocation - Moderate Service Class
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16
12/31/2013	2,350,061,942	1.18	to	1.16	4,173,835,738	2.36	0.45	to	2.45	12.73	to	10.53
12/31/2012	2,144,313,750	1.03	to	1.05	3,002,243,579	2.56	0.45	to	2.45	8.62	to	6.49
12/31/2011	1,773,556,681	1.03	to	0.99	2,316,320,365	2.23	0.50	to	2.45	(0.21)	to	(2.10)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Moderate Growth Initial Class
12/31/2015	299,130,616	$1.56	to	$1.58	$499,970,785	2.09%	0.30%	to	2.05%	(2.53)%	to	(4.20)%
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
12/31/2013	414,888,563	1.56	to	1.64	710,476,313	2.28	0.30	to	2.05	19.03	to	16.99
12/31/2012	451,770,419	1.31	to	1.40	658,658,023	2.45	0.30	to	2.05	10.31	to	8.41
12/31/2011	497,580,622	1.19	to	1.29	668,843,489	1.99	0.30	to	2.05	(2.30)	to	(3.98)
TA Asset Allocation - Moderate Growth Service Class
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
12/31/2013	2,079,647,029	1.24	to	1.17	3,503,337,599	2.11	0.45	to	2.45	18.51	to	16.20
12/31/2012	2,125,509,526	1.00	to	1.00	2,923,286,005	2.26	0.45	to	2.45	9.88	to	7.72
12/31/2011	2,167,034,093	0.94	to	0.93	2,740,377,016	1.86	0.50	to	2.45	(2.76)	to	(4.61)
TA Barrow Hanley Dividend Focused Initial Class
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92
12/31/2013	238,118,309	1.51	to	1.75	453,761,343	2.30	0.30	to	2.05	29.85	to	27.63
12/31/2012	262,265,811	1.17	to	1.37	390,319,419	1.79	0.30	to	2.05	11.39	to	9.47
12/31/2011	294,213,981	1.05	to	1.25	400,217,451	1.74	0.30	to	2.05	2.43	to	0.68
TA Barrow Hanley Dividend Focused Service Class
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
12/31/2013	70,626,332	1.30	to	1.09	121,748,244	2.16	1.00	to	2.30	28.64	to	27.01
12/31/2012	66,923,145	1.01	to	0.86	84,450,060	1.67	1.00	to	2.30	10.36	to	8.95
12/31/2011	53,393,879	0.91	to	0.78	62,268,792	1.61	1.00	to	2.30	1.44	to	0.16
TA BlackRock Global Allocation Service Class
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
12/31/2013	821,637,564	1.18	to	1.45	1,266,112,947	1.12	0.45	to	2.40	13.92	to	11.75
12/31/2012	846,867,037	0.98	to	1.29	1,129,271,147	2.33	0.55	to	2.40	9.37	to	7.39
12/31/2011	826,472,101	1.26	to	1.21	1,017,761,806	0.69	0.60	to	2.40	(4.40)	to	(6.08)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
12/31/2013	595,858,562	1.18	to	1.31	1,085,728,107	1.34	0.45	to	2.30	11.84	to	9.82
12/31/2012	497,898,301	1.05	to	1.19	722,967,466	1.47	0.45	to	2.30	9.52	to	7.53
12/31/2011	281,740,135	1.39	to	1.11	375,318,589	1.18	0.50	to	2.30	3.23	to	1.42
TA Clarion Global Real Estate Securities Initial Class
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
12/31/2013	25,898,917	1.46	to	2.19	57,062,615	5.48	0.30	to	2.05	3.59	to	1.81
12/31/2012	26,594,009	1.41	to	2.16	57,605,091	3.51	0.30	to	2.05	24.88	to	22.72
12/31/2011	28,191,428	1.13	to	1.76	50,372,213	6.91	0.30	to	2.05	(6.02)	to	(7.63)
TA Clarion Global Real Estate Securities Service Class
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
12/31/2013	42,999,885	1.12	to	0.93	67,513,394	5.20	1.00	to	2.30	2.68	to	1.37
12/31/2012	39,824,782	1.09	to	0.92	56,463,326	3.39	1.00	to	2.30	23.73	to	22.15
12/31/2011	29,309,684	0.88	to	0.75	34,066,010	7.36	1.00	to	2.30	(6.94)	to	(8.12)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA International Moderate Growth Initial Class
12/31/2015	68,181	$1.16	to	$1.15	$78,116	1.96%	0.30%	to	0.45%	(1.93)%	to	(2.08)%
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
12/31/2013	68,883	1.19	to	1.18	81,344	2.06	0.30	to	0.45	12.38	to	12.21
12/31/2012	69,730	1.06	to	1.05	73,383	3.07	0.30	to	0.45	12.47	to	12.30
12/31/2011	67,558	0.95	to	0.94	63,312	1.88	0.30	to	0.45	(7.65)	to	(7.79)
TA International Moderate Growth Service Class
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
12/31/2013	462,667,833	1.19	to	1.01	540,097,455	1.89	0.45	to	2.45	11.96	to	9.77
12/31/2012	435,812,829	0.96	to	0.92	421,817,595	2.76	0.45	to	2.45	11.98	to	9.78
12/31/2011	437,391,796	0.84	to	0.84	381,977,447	1.91	0.50	to	2.45	(7.99)	to	(9.74)
TA Janus Balanced Service Class
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
12/31/2013	134,857,638	1.26	to	1.11	202,083,341	0.79	0.45	to	2.30	18.49	to	16.34
12/31/2012	79,178,162	0.91	to	0.95	77,245,177	—	0.45	to	2.30	11.99	to	9.96
12/31/2011	48,218,319	0.90	to	0.87	42,441,908	0.16	0.50	to	2.30	(11.25)	to	(12.81)
TA Jennison Growth Initial Class
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
12/31/2013	144,329,746	1.87	to	1.72	215,213,377	0.26	0.30	to	2.05	37.29	to	34.94
12/31/2012	157,817,221	1.36	to	1.28	173,130,001	0.07	0.30	to	2.05	15.42	to	13.43
12/31/2011	176,286,564	1.18	to	1.13	169,615,273	0.12	0.30	to	2.05	(0.93)	to	(2.62)
TA Jennison Growth Service Class
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
12/31/2013	27,380,560	1.80	to	1.44	54,998,264	0.07	1.00	to	2.30	35.94	to	34.21
12/31/2012	27,585,024	1.33	to	1.07	37,902,871	—	1.00	to	2.30	14.26	to	12.80
12/31/2011	22,078,033	1.16	to	0.95	26,802,961	—	1.00	to	2.30	(1.75)	to	(3.00)
TA JPMorgan Core Bond Service Class
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
12/31/2013	73,167,181	1.07	to	1.02	90,622,618	2.78	0.45	to	2.30	(2.57)	to	(4.33)
12/31/2012	72,763,993	1.10	to	1.06	78,449,061	2.67	0.45	to	2.30	4.28	to	2.39
12/31/2011(1)	35,157,128	1.05	to	1.04	36,702,886	2.29	0.45	to	2.30	—	to	—
TA JPMorgan Enhanced Index Initial Class
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
12/31/2013	55,031,777	1.73	to	1.66	100,660,653	0.67	0.30	to	2.05	32.12	to	29.86
12/31/2012	52,526,919	1.31	to	1.28	74,350,888	1.13	0.30	to	2.05	16.00	to	14.00
12/31/2011	53,172,954	1.13	to	1.12	65,862,732	1.12	0.30	to	2.05	0.44	to	(1.28)
TA JPMorgan Enhanced Index Service Class
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
12/31/2013	9,913,185	1.56	to	1.25	20,941,794	0.52	1.00	to	2.30	30.83	to	29.16
12/31/2012	5,368,914	1.19	to	0.97	7,225,436	0.99	1.00	to	2.30	14.94	to	13.47
12/31/2011	3,275,891	1.04	to	0.85	3,841,608	1.02	1.00	to	2.30	(0.52)	to	(1.78)
TA JPMorgan Mid Cap Value Service Class
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40
12/31/2013	44,759,206	1.49	to	1.85	92,720,076	0.40	0.45	to	2.30	30.88	to	28.51
12/31/2012	31,803,797	1.11	to	1.44	46,730,625	0.65	0.45	to	2.30	19.69	to	17.52
12/31/2011	21,734,863	1.28	to	1.23	27,000,415	1.22	0.50	to	2.30	1.22	to	(0.55)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Tactical Allocation Service Class
12/31/2015	388,440,348	$10.65	to	$1.08	$1,097,074,756	1.14%	0.45%	to	2.30%	(0.85)%	to	(2.64)%
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
12/31/2013	375,443,522	1.12	to	1.07	546,988,848	1.04	0.45	to	2.30	4.82	to	2.92
12/31/2012	283,194,118	1.07	to	1.04	298,886,788	0.62	0.45	to	2.30	6.98	to	5.04
12/31/2011(1)	86,087,627	1.00	to	0.99	85,731,784	1.02	0.45	to	2.30	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
12/31/2013	197,557,983	1.11	to	1.08	365,842,243	0.23	0.45	to	2.05	8.88	to	7.18
12/31/2012(1)	68,365,547	1.02	to	1.01	69,030,904	—	0.45	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
12/31/2013	76,448,745	1.16	to	1.13	144,223,614	0.21	0.45	to	2.05	15.09	to	13.29
12/31/2012(1)	20,091,884	1.01	to	1.00	20,178,001	—	0.45	to	2.05	—	to	—
TA Madison Balanced Allocation Service Class
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
12/31/2013	42,293,805	1.15	to	1.14	64,564,165	1.09	1.30	to	1.90	11.90	to	11.24
12/31/2012	28,210,824	1.03	to	1.02	29,065,560	0.59	1.30	to	1.90	6.91	to	6.27
12/31/2011(1)	11,248,987	0.96	to	0.96	10,848,339	—	1.30	to	1.90	—	to	—
TA Madison Conservative Allocation Service Class
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
12/31/2013	44,440,435	1.09	to	1.08	64,098,730	1.26	1.30	to	1.90	5.49	to	4.87
12/31/2012	34,267,174	1.04	to	1.03	35,499,752	0.47	1.30	to	1.90	4.96	to	4.34
12/31/2011(1)	8,130,720	0.99	to	0.98	8,033,761	—	1.30	to	1.90	—	to	—
TA Madison Diversified Income Service Class
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
12/31/2013	60,053,544	1.14	to	1.12	86,025,931	0.36	1.30	to	1.90	7.82	to	7.18
12/31/2012	44,043,920	1.06	to	1.05	46,510,212	0.09	1.30	to	1.90	4.30	to	3.68
12/31/2011(1)	12,398,391	1.01	to	1.01	12,558,916	—	1.30	to	1.90	—	to	—
TA Managed Risk - Balanced ETF Service Class
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
12/31/2013	1,613,603,415	1.28	to	1.14	2,666,435,334	1.17	0.30	to	2.45	11.10	to	8.77
12/31/2012	1,148,678,174	1.16	to	1.05	1,281,462,055	1.26	0.30	to	2.45	8.07	to	5.79
12/31/2011	723,280,430	1.07	to	0.99	756,615,645	1.19	0.30	to	2.45	1.16	to	(0.95)
TA Managed Risk - Conservative ETF Service Class
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73
12/31/2013	361,224,917	1.12	to	1.17	519,638,980	1.35	0.45	to	2.45	6.99	to	4.90
12/31/2012	317,054,059	1.05	to	1.12	366,004,420	1.11	0.45	to	2.45	6.14	to	4.05
12/31/2011	185,723,366	1.12	to	1.07	203,933,376	0.72	0.50	to	2.45	2.66	to	0.71
TA Managed Risk - Growth ETF Service Class
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
12/31/2013	1,349,170,047	1.31	to	1.16	2,009,478,549	1.29	0.30	to	2.45	18.43	to	15.94
12/31/2012	976,524,487	1.10	to	1.00	1,050,069,328	1.64	0.30	to	2.45	11.22	to	8.87
12/31/2011	805,466,319	0.99	to	0.92	788,486,960	1.49	0.30	to	2.45	(1.43)	to	(3.49)

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Market Participation Strategy Service Class
12/31/2015	117,968,861	$11.35	to	$1.11	$452,767,371	—%	0.45%	to	2.05%	(3.68)%	to	(5.19)%
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
12/31/2013	82,457,456	1.13	to	1.11	172,219,479	—	0.45	to	2.05	13.78	to	12.00
12/31/2012(1)	16,734,167	0.99	to	0.99	16,565,111	—	0.45	to	2.05	—	to	—
TA MFS International Equity Initial Class
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
12/31/2013	59,179,818	1.71	to	1.68	88,662,107	1.17	0.30	to	2.05	17.74	to	15.72
12/31/2012	56,849,479	1.45	to	1.46	72,937,715	1.65	0.30	to	2.05	21.79	to	19.69
12/31/2011	62,505,707	1.19	to	1.22	66,814,317	1.26	0.30	to	2.05	(10.33)	to	(11.86)
TA MFS International Equity Service Class
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
12/31/2013	29,425,992	1.37	to	1.10	52,282,886	1.08	1.00	to	2.30	16.60	to	15.12
12/31/2012	21,745,871	1.17	to	0.95	29,441,850	1.52	1.00	to	2.30	20.66	to	19.12
12/31/2011	13,582,644	0.97	to	0.80	15,620,390	1.07	1.00	to	2.30	(11.10)	to	(12.23)
TA Morgan Stanley Capital Growth Initial Class
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
12/31/2013	63,858,118	1.98	to	1.88	122,190,639	0.68	0.30	to	2.05	47.81	to	45.27
12/31/2012	70,786,565	1.34	to	1.30	92,810,047	—	0.30	to	2.05	15.20	to	13.22
12/31/2011	77,971,842	1.16	to	1.14	90,371,837	—	0.30	to	2.05	(6.09)	to	(7.70)
TA Morgan Stanley Capital Growth Service Class
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
12/31/2013	14,630,108	1.74	to	1.43	30,532,381	0.52	1.00	to	2.30	46.42	to	44.56
12/31/2012	10,678,156	1.19	to	0.99	14,654,467	—	1.00	to	2.30	14.06	to	12.60
12/31/2011	7,435,251	1.04	to	0.88	8,922,211	—	1.00	to	2.30	(6.92)	to	(8.10)
TA Morgan Stanley Mid-Cap Growth Initial Class
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)
12/31/2013	71,916,354	2.21	to	1.87	108,803,629	0.81	0.30	to	2.05	38.72	to	36.35
12/31/2012	80,353,211	1.59	to	1.37	88,377,560	—	0.30	to	2.05	8.75	to	6.88
12/31/2011	90,223,005	1.47	to	1.29	93,453,422	0.27	0.30	to	2.05	(6.99)	to	(8.58)
TA Morgan Stanley Mid-Cap Growth Service Class
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
12/31/2013	30,804,833	2.05	to	1.53	66,970,148	0.59	1.00	to	2.30	37.45	to	35.71
12/31/2012	29,136,983	1.49	to	1.12	43,649,147	—	1.00	to	2.30	7.69	to	6.32
12/31/2011	29,768,739	1.39	to	1.06	41,172,684	0.23	1.00	to	2.30	(7.84)	to	(9.01)
TA Multi-Managed Balanced Initial Class
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
12/31/2013	31,688,745	1.82	to	1.86	60,860,817	1.66	0.30	to	2.05	17.74	to	15.72
12/31/2012	26,984,504	1.55	to	1.61	44,551,745	1.67	0.30	to	2.05	12.23	to	10.30
12/31/2011	21,818,875	1.38	to	1.46	32,774,365	2.42	0.30	to	2.05	3.73	to	1.95
TA Multi-Managed Balanced Service Class
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
12/31/2013	121,925,978	1.55	to	1.38	209,521,553	1.51	0.30	to	2.45	17.40	to	14.94
12/31/2012	110,385,736	1.32	to	1.20	160,467,731	1.51	0.30	to	2.45	12.06	to	9.70
12/31/2011	91,998,228	1.18	to	1.10	121,178,718	2.26	0.30	to	2.45	3.44	to	1.28

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi-Manager Alternative Strategies Service Class
12/31/2015	181,063	$9.85	to	$9.60	$1,760,776	0.36%	0.45%	to	1.65%	(6.03)%	to	(7.15)%
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
12/31/2013(1)	3,504	10.23	to	10.21	35,815	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
12/31/2013	171,119,545	1.10	to	0.98	288,333,349	0.68	0.45	to	2.30	11.35	to	9.33
12/31/2012	72,354,835	0.92	to	0.90	66,584,229	1.55	0.45	to	2.30	0.53	to	(1.30)
12/31/2011	61,974,135	0.94	to	0.91	57,246,016	1.25	0.50	to	2.30	(3.89)	to	(5.58)
TA PIMCO Tactical - Conservative Service Class
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28
12/31/2013	70,134,516	1.07	to	0.93	88,003,434	0.70	0.45	to	2.30	7.67	to	5.72
12/31/2012	46,065,653	0.88	to	0.88	41,475,616	1.11	0.45	to	2.30	1.07	to	(0.77)
12/31/2011	39,091,594	0.92	to	0.88	35,136,023	1.36	0.50	to	2.30	(7.92)	to	(9.54)
TA PIMCO Tactical - Growth Service Class
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
12/31/2013	69,528,331	1.14	to	0.96	99,998,339	0.86	0.45	to	2.30	16.28	to	14.18
12/31/2012	38,893,640	0.83	to	0.84	33,577,730	0.48	0.45	to	2.30	0.24	to	(1.58)
12/31/2011	35,859,030	0.89	to	0.86	31,186,224	1.40	0.50	to	2.30	(12.05)	to	(13.60)
TA PIMCO Total Return Initial Class
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
12/31/2013	186,503,559	1.49	to	1.44	280,476,932	2.07	0.30	to	2.05	(2.84)	to	(4.50)
12/31/2012	235,018,700	1.53	to	1.50	368,216,199	4.07	0.30	to	2.05	7.23	to	5.38
12/31/2011	244,733,790	1.43	to	1.43	363,405,872	2.35	0.30	to	2.05	5.95	to	4.14
TA PIMCO Total Return Service Class
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
12/31/2013	616,854,993	1.26	to	1.11	867,475,116	2.00	0.30	to	2.45	(3.06)	to	(5.09)
12/31/2012	659,113,836	1.30	to	1.17	888,810,204	4.13	0.30	to	2.45	7.00	to	4.74
12/31/2011	482,569,885	1.21	to	1.11	611,763,234	2.40	0.30	to	2.45	5.63	to	3.42
TA PineBridge Inflation Opportunities Service Class
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
12/31/2013	129,606,833	1.02	to	0.97	146,927,777	0.33	0.45	to	2.30	(9.95)	to	(11.58)
12/31/2012	138,283,516	1.14	to	1.10	154,482,171	0.26	0.45	to	2.30	5.82	to	3.90
12/31/2011(1)	56,932,731	1.07	to	1.06	60,710,663	—	0.45	to	2.30	—	to	—
TA ProFunds UltraBear Service Class (OAM)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
12/31/2013	150,209,677	0.37	to	0.12	18,076,038	—	0.45	to	2.00	(45.35)	to	(46.19)
12/31/2012	408,547,854	0.67	to	0.22	90,929,238	—	0.45	to	2.00	(29.75)	to	(30.82)
12/31/2011	431,851,254	0.33	to	0.32	138,250,450	—	0.50	to	2.00	(20.35)	to	(21.52)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
12/31/2013	257,252,633	1.12	to	1.09	339,176,868	1.15	0.45	to	2.45	6.59	to	4.51
12/31/2012	224,069,875	1.05	to	1.05	231,402,059	0.41	0.45	to	2.45	6.30	to	4.21
12/31/2011(1)	105,577,482	0.99	to	1.00	103,548,396	—	0.45	to	2.45	—	to	—

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2015	545,348,810	$10.32	to	$1.04	$1,537,126,518	0.97%	0.45%	to	2.50%	(4.71)%	to	(6.61)%
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
12/31/2013	532,328,826	1.16	to	1.10	928,089,349	0.59	0.45	to	2.30	10.62	to	8.62
12/31/2012	282,438,251	1.04	to	1.01	290,136,478	0.17	0.45	to	2.30	7.81	to	5.85
12/31/2011(1)	30,379,395	0.97	to	0.96	29,201,463	—	0.45	to	2.30	—	to	—
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
12/31/2013	305,459,347	1.23	to	1.13	450,516,479	0.93	0.45	to	2.30	15.99	to	13.89
12/31/2012	179,927,432	1.02	to	0.99	181,159,665	0.70	0.45	to	2.30	10.46	to	8.45
12/31/2011(1)	93,827,187	0.93	to	0.92	86,332,383	—	0.45	to	2.30	—	to	—
TA Systematic Small/Mid Cap Value Initial Class
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11
12/31/2013	39,773,037	1.91	to	3.15	170,851,041	0.41	0.30	to	2.05	35.91	to	33.58
12/31/2012	45,088,639	1.40	to	2.36	144,509,630	0.52	0.30	to	2.05	16.04	to	14.04
12/31/2011	51,301,551	1.21	to	2.07	145,238,700	0.15	0.30	to	2.05	(2.95)	to	(4.61)
TA Systematic Small/Mid Cap Value Service Class
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
12/31/2013	42,265,850	1.80	to	1.67	78,397,395	0.31	1.00	to	2.30	34.69	to	32.98
12/31/2012	38,547,842	1.34	to	1.26	50,307,310	0.29	1.00	to	2.30	14.89	to	13.42
12/31/2011	37,316,572	1.16	to	1.11	42,597,888	0.04	1.00	to	2.30	(3.82)	to	(5.04)
TA T. Rowe Price Small Cap Initial Class
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
12/31/2013	66,357,693	2.31	to	2.32	133,781,369	0.07	0.30	to	2.05	43.64	to	41.18
12/31/2012	65,629,864	1.61	to	1.64	93,134,478	—	0.30	to	2.05	15.34	to	13.36
12/31/2011	71,343,391	1.40	to	1.45	89,139,213	—	0.30	to	2.05	1.39	to	(0.35)
TA T. Rowe Price Small Cap Service Class
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
12/31/2013	43,650,997	2.20	to	1.75	116,003,107	—	1.00	to	2.30	42.28	to	40.47
12/31/2012	34,333,173	1.55	to	1.25	59,705,218	—	1.00	to	2.30	14.26	to	12.80
12/31/2011	27,605,478	1.35	to	1.11	42,249,603	—	1.00	to	2.30	0.51	to	(0.76)
TA Torray Concentrated Growth Initial Class
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
12/31/2013	70,219,032	1.92	to	1.92	194,713,563	0.97	0.30	to	2.05	32.70	to	30.43
12/31/2012	77,682,300	1.45	to	1.47	165,724,726	0.82	0.30	to	2.05	16.78	to	14.77
12/31/2011	86,716,090	1.24	to	1.28	162,897,782	0.72	0.30	to	2.05	(2.56)	to	(4.23)
TA Torray Concentrated Growth Service Class
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
12/31/2013	17,913,730	1.71	to	1.35	34,001,123	0.79	1.00	to	2.30	31.49	to	29.82
12/31/2012	15,349,874	1.30	to	1.04	21,586,847	0.65	1.00	to	2.30	15.66	to	14.19
12/31/2011	13,066,079	1.12	to	0.91	16,323,396	0.56	1.00	to	2.30	(3.50)	to	(4.72)
TA TS&W International Equity Initial Class
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
12/31/2013	52,989,718	1.55	to	1.71	97,474,795	2.32	0.30	to	2.05	23.97	to	21.85
12/31/2012	54,810,635	1.25	to	1.40	82,100,458	2.20	0.30	to	2.05	16.40	to	14.39
12/31/2011	62,475,718	1.07	to	1.22	81,795,258	1.36	0.30	to	2.05	(14.55)	to	(16.01)

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA TS&W International Equity Service Class
12/31/2015	16,788,573	$10.59	to	$0.87	$36,053,774	2.99%	0.90%	to	2.30%	0.13%	to	(1.23)%
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
12/31/2013	15,102,094	1.23	to	0.96	25,313,843	2.17	1.00	to	2.30	22.84	to	21.28
12/31/2012	11,880,393	1.00	to	0.79	15,587,968	2.03	1.00	to	2.30	15.28	to	13.81
12/31/2011	10,461,433	0.87	to	0.69	11,449,693	1.16	1.00	to	2.30	(15.41)	to	(16.49)
TA Voya Limited Maturity Bond Service Class
12/31/2015	58,581	9.74	to	9.52	568,853	0.68	1.15	to	2.00	(0.85)	to	(1.69)
12/31/2014	52,686	9.83	to	9.69	516,643	0.17	1.15	to	2.00	(0.88)	to	(1.72)
12/31/2013(1)	42,625	9.91	to	9.86	422,156	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
12/31/2015	14,014	12.45	to	12.17	173,789	0.07	1.15	to	2.00	(1.08)	to	(1.92)
12/31/2014	19,565	12.58	to	12.41	245,594	—	1.15	to	2.00	7.27	to	6.36
12/31/2013(1)	10,871	11.73	to	11.66	127,401	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61
12/31/2013	228,609,102	1.56	to	1.19	305,498,682	1.04	0.30	to	2.30	32.07	to	29.49
12/31/2012	256,585,260	1.18	to	0.92	261,805,432	0.31	0.30	to	2.30	12.83	to	10.61
12/31/2011	296,562,216	1.05	to	0.83	272,712,595	0.34	0.30	to	2.30	(4.02)	to	(5.89)
TA WMC US Growth Service Class
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
12/31/2013	34,571,986	1.37	to	1.11	61,053,692	0.80	1.00	to	2.30	30.82	to	29.16
12/31/2012	32,536,857	1.05	to	0.86	40,001,799	0.11	1.00	to	2.30	11.74	to	10.31
12/31/2011	30,480,056	0.94	to	0.78	34,281,548	0.24	1.00	to	2.30	(4.88)	to	(6.09)
Vanguard® Equity Index
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
12/31/2013	378,998	1.40	to	1.40	578,435	1.71	0.30	to	1.00	31.79	to	30.87
12/31/2012	495,731	1.06	to	1.07	531,667	1.95	0.30	to	1.00	15.51	to	14.71
12/31/2011	477,253	0.92	to	0.93	444,505	1.49	0.30	to	0.80	1.63	to	1.13
Vanguard® International
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
12/31/2013	472,637	1.24	to	1.14	538,704	1.42	0.30	to	1.00	22.89	to	22.04
12/31/2012	559,544	1.01	to	0.94	519,017	2.02	0.30	to	1.00	19.78	to	18.94
12/31/2011	620,315	0.84	to	0.76	481,151	1.27	0.30	to	0.80	(13.79)	to	(14.22)
Vanguard® Mid-Cap Index
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
12/31/2013	230,296	1.50	to	1.35	340,922	1.05	0.30	to	1.00	34.52	to	33.59
12/31/2012	297,422	1.12	to	1.01	325,310	1.15	0.30	to	1.00	15.47	to	14.66
12/31/2011	402,129	0.97	to	0.97	379,597	0.53	0.30	to	0.80	(2.33)	to	(2.81)
Vanguard® REIT Index
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
12/31/2013	103,087	1.08	to	1.13	158,694	1.90	0.30	to	1.00	2.03	to	1.32
12/31/2012	140,160	1.06	to	1.11	158,685	1.90	0.30	to	1.00	17.11	to	16.29
12/31/2011	111,966	0.90	to	0.98	109,343	1.28	0.30	to	0.80	8.12	to	7.58

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Short-Term Investment Grade
12/31/2015	1,147,149	$1.30	to	$1.04	$2,902,363	1.62%	0.30%	to	1.00%	0.82%	to	0.12%
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
12/31/2013	1,376,709	1.27	to	1.03	1,873,277	1.85	0.30	to	1.00	0.78	to	0.08
12/31/2012	1,489,155	1.26	to	1.03	1,731,237	2.47	0.30	to	1.00	4.10	to	3.38
12/31/2011	1,453,336	1.21	to	1.13	1,635,572	3.00	0.30	to	0.80	1.71	to	1.21
Vanguard® Total Bond Market Index
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
12/31/2013	650,046	1.34	to	1.05	799,864	3.26	0.30	to	1.00	(2.58)	to	(3.26)
12/31/2012	1,256,245	1.37	to	1.08	1,501,688	2.71	0.30	to	1.00	3.71	to	2.99
12/31/2011	1,290,829	1.32	to	1.22	1,504,494	2.74	0.30	to	0.80	7.33	to	6.80
Voya Global Perspectives Class S Shares
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Conservative Class S Shares
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
12/31/2013	218,810	1.35	to	1.23	304,394	2.78	0.30	to	0.80	22.00	to	21.40
12/31/2012	179,090	1.11	to	1.01	188,772	1.22	0.30	to	0.80	21.20	to	20.59
12/31/2011	168,463	0.91	to	0.84	142,878	4.53	0.30	to	0.80	(14.88)	to	(15.30)
Wanger USA
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95
12/31/2013	88,252	1.58	to	1.58	139,724	0.14	0.30	to	0.80	33.35	to	32.69
12/31/2012	94,839	1.18	to	1.19	112,860	0.29	0.30	to	0.80	19.66	to	19.06
12/31/2011	81,361	0.99	to	1.00	81,417	—	0.30	to	0.80	(3.78)	to	(4.26)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

6.	Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

7.	Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2015

8.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

64

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2015, 2014, and 2013

[PricewaterhouseCoopers LLP]

Independent Auditor’s Report

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company, which comprise the statutory balance sheet as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance as of December 31, 2015 and 2014 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and 2014 and for the years then ended. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2016

2

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company, which comprise the statement of operations, changes in capital and surplus, and cash flows for the year ended December 31, 2013, and the related notes to the financial statements. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flows of Transamerica Financial Life Insurance Company for the year ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Transamerica Financial Life Insurance Company for the year ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

February 6, 2015

4

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$319,700	$261,996
Bonds	6,851,692	7,325,731
Preferred stocks	3,269	3,730
Common stocks:
Affiliated entities (cost: 2015 - $4,227; 2014 - $4,249)	3,573	3,888
Unaffiliated entities (cost: 2015 - $134; 2014 - $201)	124	332
Mortgage loans on real estate	950,309	730,305
Policy loans	119,525	116,393
Receivables for securities	1,328	—
Securities lending reinvested collateral assets	433,653	471,292
Derivatives	63,966	49,056
Receivables for derivatives cash collateral posted to counterparty	12,353	158
Other invested assets	192,035	71,857

Total cash and invested assets	8,951,527	9,034,738

Due and accrued investment income	86,000	86,164
Premiums deferred and uncollected	16,461	12,966
Current federal income tax recoverable	12,143	4,439
Net deferred income tax asset	54,458	49,413
Reinsurance receivable	18,233	12,419
Accounts receivable	17,300	54,117
Other admitted assets	9,582	9,701
Separate account assets	22,369,554	21,835,303
Estimated premium tax offset on the provision for future guarantee fund assessments	19	20

Total admitted assets	$31,535,277	$31,099,280

5

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2015	2014
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,116,951	$1,155,400
Annuity	5,775,613	5,953,030
Accident and health	152,756	134,558
Policy and contract claim reserves:
Life	17,125	14,457
Annuity	937	567
Accident and health	32,821	20,505
Liability for deposit-type contracts	59,701	62,204
Other policyholders’ funds	1,478	1,260
Remittances and items not allocated	144,319	278,068
Payable for derivative cash collateral	28,953	9,127
Asset valuation reserve	117,572	112,003
Interest maintenance reserve	68,341	80,297
Reinsurance in unauthorized reinsurers	2,956	488
Commissions and expense allowances payable on reinsurance assumed	12,327	9,760
Payable to parent, subsidiaries and affiliates	26,231	20,647
Payable for securities	79,477	1
Payable for securities lending	433,653	471,292
Borrowed money	31,526	75,038
Transfers from separate accounts due or accrued	(195,550)	(171,852)
Amounts withheld or retained	12,336	9,361
Derivatives	46,478	39,649
Deferred gain on assumption of reinsurance transaction	10,709	13,134
Taxes, licenses and fees due or accrued	2,034	3,028
Other liabilities	19,595	14,266
Separate account liabilities	22,369,552	21,835,295

Total liabilities	30,367,891	30,141,583

Capital and surplus:
Common stock, $125 per share par value, 17,142 shares authorized, issued and outstanding	2,143	2,143
Preferred stock, $10 per share par value, 45,981 shares authorized, issued and outstanding	460	460
Surplus notes	150,000	150,000
Paid-in surplus	933,659	933,659
Special surplus	8,653	8,759
Unassigned surplus	72,471	(137,324)

Total capital and surplus	1,167,386	957,697

Total liabilities and capital and surplus	$31,535,277	$31,099,280

See accompanying notes

6

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$163,715	$145,665	$142,076
Annuity	5,524,045	5,180,015	5,023,268
Accident and health	125,234	113,966	83,115
Net investment income	401,084	410,350	414,751
Amortization of interest maintenance reserve	14,464	16,342	17,956
Commissions and expense allowances on reinsurance ceded	76,294	50,250	61,037
Income from fees associated with investment management, administration and contract guarantees for separate accounts	178,533	168,948	150,472
Consideration on reinsurance transaction	—	820	770
Income from fees associated with investment management and administration for general account	60,118	38,954	32,592
Other income	37,333	33,990	36,433

	6,580,820	6,159,300	5,962,470

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	150,930	125,841	115,224
Annuity benefits	127,894	124,851	124,103
Surrender benefits	5,009,782	5,462,477	4,309,760
Other benefits	9,958	10,037	9,518
Increase (decrease) in aggregate reserves for policies and contracts:
Life	67,393	304,220	74,181
Annuity	(282,017)	(456,213)	(440,889)
Accident and health	15,812	3,482	5,530

	5,099,752	5,574,695	4,197,427
Insurance expenses:
Commissions	185,806	183,813	163,056
General insurance expenses	148,335	152,242	127,477
Taxes, licenses and fees	13,337	10,334	7,504
Net transfers to separate accounts	783,118	101,563	1,129,708
Experience refunds	100	567	450
Interest on surplus notes	9,375	9,375	9,375
Other benefits	(4,328)	(3,819)	(3,347)

	1,135,743	454,075	1,434,223

Total benefits and expenses	6,235,495	6,028,770	5,631,650

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	$345,325	$130,530	$330,820

7

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Gain from operations before federal income tax expense and net realized capital losses on investments	$345,325	$130,530	$330,820
Federal income tax expense	54,965	73,027	16,757

Gain from operations before net realized capital losses on investments	290,360	57,503	314,063
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(30,484)	(33,574)	(69,025)

Net income	$259,876	$23,929	$245,038

See accompanying notes

8

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

			Aggregate
			Write-ins
			for Other					Total
	Common	Preferred	than Special	Surplus	Paid-in	Special	Unassigned	Capital and
	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Deficit	Surplus
Balance at January 1, 2013	$2,143	$460	$—	$150,000	$933,659	$6,660	$(178,783)	$914,139
Net Income	—	—	—	—	—	1,425	243,613	245,038
Change in net unrealized capital gains losses, net of tax	—	—	—	—	—	—	(44,463)	(44,463)
Change in nonadmitted assets							(10,887)	(10,887)
Change in asset valuation reserve	—	—	—	—	—	—	(12,132)	(12,132)
unauthorized companies	—	—	—	—	—	—	30	30
Other changes in surplus in separate statement	—	—	—	—	—	—	2	2
Change in net deferred income tax asset	—	—	—	—	—	—	(44,355)	(44,355)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(14,664)	(14,664)
Correction of error-asset valuation	—	—	—	—	—	—	(5,080)	(5,080)

Balance at December 31, 2013	$2,143	$460	$—	$150,000	$933,659	$8,085	$(66,719)	$1,027,628
Net income	—	—	—	—	—	674	23,255	23,929
Change in net unrealized capital gains losses, net of tax	—	—	—	—	—	—	41,844	41,844
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	36	36
Change in nonadmitted assets	—	—	—	—	—	—	(44,910)	(44,910)
Change in asset valuation reserve	—	—	—	—	—	—	24,045	24,045
Surplus withdrawn from separate account	—	—	—	—	—	—	(1)	(1)
Change in net deferred income tax asset	—	—	—	—	—	—	42,825	42,825
Change in surplus as result of reinsurance	—	—	—	—	—	—	(8,281)	(8,281)
Dividends to stockholders	—	—	—	—	—	—	(150,000)	(150,000)
Change in reserve on account of change valuation basis	—	—	—	—	—	—	582	582

Balance at December 31, 2014	$2,143	$460	$—	$150,000	$933,659	$8,759	$(137,324)	$957,697

See accompanying notes

9

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

			Aggregate
			Write-ins
			for Other				Unassigned	Total
	Common	Preferred	than Special	Surplus	Paid-in	Special	(Deficit)	Capital and
	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Surplus	Surplus
Balance at December 31, 2014	$2,143	$460	$—	$150,000	$933,659	$8,759	$(137,324)	$957,697
Net income	—	—	—	—	—	(106)	259,982	259,876
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2,413	2,413
Change in net deferred income tax asset	—	—	—	—	—	—	(22,410)	(22,410)
Change in other nonadmitted assets	—	—	—	—	—	—	13,526	13,526
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,468)	(2,468)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(1,142)	(1,142)
Change in asset valuation reserve	—	—	—	—	—	—	(5,569)	(5,569)
Change in surplus in separate accounts	—	—	—	—	—	—	(2)	(2)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,253)	(34,253)
Cumulative effect of changes in accounting principles	—	—	—	—	—	—	(282)	(282)

Balance at December 31, 2015	$2,143	$460	$—	$150,000	$933,659	$8,653	$72,471	$1,167,386

See accompanying notes

10

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Operating activities
Premiums collected, net of reinsurance	$5,809,547	$5,437,362	$5,249,674
Net investment income received	408,238	421,203	421,022
Miscellaneous income	315,661	287,549	271,538
Benefit and loss related payments	(5,288,477)	(5,724,166)	(4,555,530)
Net transfers to separate accounts	(806,817)	(141,346)	(1,148,784)
Commissions, expenses paid and aggregate write-ins for deductions	(352,330)	(355,492)	(349,590)
Federal income taxes paid	(66,187)	(88,377)	(50,334)

Net cash provided by (used in) operating activities	19,635	(163,267)	(162,004)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	2,273,822	1,517,656	1,393,329
Common stocks	22	2,000	4,196
Preferred stocks	1,538	—	1,002
Mortgage loans	146,025	118,566	130,224
Other invested assets	43,477	29,682	12,460
Payable for securities	79,476	—	—
Securities lending reinvested collateral assets	37,639	—	—
Miscellaneous proceeds	1,752	6,006	1,444

Total investment proceeds	2,583,751	1,673,910	1,542,655

Costs of investments acquired:
Bonds	(1,819,135)	(1,126,261)	(1,599,874)
Common stocks	—	(100)	(187)
Preferred stocks	—	(2,024)	(1,245)
Mortgage loans	(365,923)	(297,607)	(137,041)
Other invested assets	(167,119)	(6,139)	(16,237)
Securities lending reinvested collateral assets	—	(40,614)	(172,535)
Miscellaneous applications	(33,830)	(25,971)	(69,054)

Total cost of investments acquired	(2,386,007)	(1,498,716)	(1,996,173)
Net increase in policy loans	(3,132)	(2,180)	(1,041)

Net cost of investments acquired	(2,389,139)	(1,500,896)	(1,997,214)

Net cash provided by (used in) investing activities	194,612	173,014	(454,559)

11

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(1,266)	$(869)	$(525)
Net change in:
Borrowed funds	(43,385)	54,845	(47,219)
Funds withheld under reinsurance treaties with unauthorized reinsurers	—	(347)	147
Receivable from parent, subsidiaries and affiliates	—	—	87,032
Payable to parent, subsidiaries and affiliates	5,583	20,137	365
Payable for securities lending	(37,639)	40,614	172,535
Other cash (used) provided	(79,836)	140,854	(55,107)
Dividends paid to stockholders	—	(150,000)	—

Net cash (used in) provided by financing and miscellaneous activities	(156,543)	105,234	157,228

Net increase (decrease) in cash, cash equivalents and short-term investments	57,704	114,981	(459,335)

Cash, cash equivalents and short-term investments:
Beginning of year	261,996	147,015	606,350

End of year	$319,700	$261,996	$147,015

See accompanying notes

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) and minority owned by Transamerica Life Insurance Company (TLIC). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

All outstanding shares of the Company are owned by TA Corp (87.9%), a holding company domiciled in the State of Delaware and TLIC (12.1%), an insurance company domiciled in the State of Iowa. On December 31, 2015, AEGON USA, LLC merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On July 1, 2014, the Company completed a merger with Transamerica Advisors Life Insurance Company of New York (TALICNY), which was wholly-owned by AEGON. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALICNY were carried forward to the merged company. As a result of the merger, TALICNY’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALICNY into the Company, TA Corp received a proportionate number of TFLIC shares equal in value to the fair market value of TALICNY relative to the fair market value of the combined companies. Specifically, TA Corp received 676 shares of the Company’s common stock and 1,806 shares of the Company’s preferred stock.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Summarized audited financial information for the Company and TALICNY presented separately for periods prior to the merger is as follows:

	Six Months Ended June 30 2014	Year Ended December 31 2013
	Unaudited
Revenues:
Company	$3,123,469	$5,940,044
TALICNY	11,188	22,426
Merger Reclassification	—	—

	$3,134,657	$5,962,470

Net income:
Company	$67,834	$226,143
TALICNY	4,077	18,895
Merger Reclassification	—	—

	$71,911	$245,038

	June 30 2014	December 31 2013
	Unaudited
Assets:
Company	$30,565,929	$29,402,391
TALICNY	760,664	774,375
Merger Reclassification	—	601

	$31,326,593	$30,177,367

Liabilities:
Company	$29,536,446	$28,467,814
TALICNY	664,467	681,925
Merger Reclassification	—	—

	$30,200,913	$29,149,739

Capital and surplus:
Company	$1,029,483	$934,577
TALICNY	96,197	92,450
Merger Reclassification	—	601

	$1,125,680	$1,027,628

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company utilizes the look-through approach in valuing its investment in the following two entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$3,146
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$5,422

The financial statements for these entities are not audited. Instead, under the look-through approach, the Company is using the value of the underlying investments owned by these entities, limited to those investments for which audited financial statements are

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

obtained. All liabilities, commitments, contingencies, guarantees or obligations of these entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2 and REAP 4 HR, if not already recorded in their financial statements.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2015 and 2014, the Company excluded investment income due and accrued of $410 and $546, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

The Company received variable contract premiums of $4,948,619, $4,687,960 and $4,481,938 in 2015, 2014 and 2013, respectively. In addition, the Company received $178,533, $168,948, and $150,473 in 2015, 2014 and 2013, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$74,428	$34,235	$40,193
2014 and prior	43,111	(7,098)	28,230	7,783

	43,111	$67,330	$62,465	47,976

Active life reserve	111,952			137,601

Total accident and health
reserves	$155,063			$185,577

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2014
2014	$—	$66,785	$33,016	$33,769
2013 and prior	34,213	(3,470)	21,401	9,342

	34,213	$63,315	$54,417	43,111

Active life reserve	108,146			111,952

Total accident and health reserves	$142,359			$155,063

The Company’s unpaid claims reserve was decreased by $7,098 and $3,470 for the years ended December 31, 2015 and 2014, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2015 and 2014 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2015 and 2014 was $696 and $740, respectively. The Company incurred $1,268 and paid $1,312 of claim adjustment expenses during 2015, of which $657 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,821 and paid $1,821 of claim adjustment expenses during 2014, of which $919 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2015 or 2014.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Recent Accounting Pronouncements

Effective January 1, 2015 the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance did not impact the financial position and results of operations of the Company.

Effective December 31, 2014, the Company adopted revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision did not impact the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard did not impact the Company’s results of operations or financial position.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations, as the company has no FHLB agreements.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by TA Corp.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $918 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were decreases in the deferred premium asset of $274 and the uncollected premium asset of $7. These amounts were charged to surplus and are reported on the cumulative effect of changes in accounting principles line.

During 2015, the Company made a change in valuation bases relating to its Long-Term Care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first-principles approach. This change resulted in an increase in life reserves of $2,386 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

During 2015, the Company identified simplifications and mapping errors in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on certain universal life policies. The change in valuation process resulted in a decrease to reserves of $325 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2013, the Company discovered an investment in a guaranteed investment contract within the Company’s separate account was not included in the calculation of the AVR as of December 31, 2012. The impact of this omission was an understatement of the asset valuation reserve and overstatement of capital and surplus of $5,080 as of December 31, 2012. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 - Fair Value

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).    The levels of the fair value hierarchy are as follows:

Level 1	-	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2	-	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets

		c)	Inputs other than quoted market prices that are observable

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	-	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2015 and 2014, respectively:

	December 31 2015
						Not
						Practicable
	Estimated	Admitted				(Carrying
	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$171,797	$171,797	$—	$171,797	$—	$—
Short-term notes receivable from affiliates	175,000	175,000	—	175,000	—	—
Bonds	7,076,222	6,851,692	683,277	6,206,728	186,217	—
Preferred stocks, other than affiliates	3,340	3,269	—	3,340	—	—
Common stocks, other than affiliates	124	124	124	—	—	—
Mortgage loans on real estate	960,243	950,309	—	—	960,243	—
Other invested assets	23,822	20,905	—	23,379	443	—
Interest rate swaps	51,173	51,173	—	47,855	3,318	—
Currency swaps	1,734	1,817	—	1,734	—	—
Credit default swaps	7,753	5,704	—	7,753	—	—
Equity swaps	5,272	5,272	—	5,272	—	—
Policy loans	119,525	119,525	—	119,525	—	—
Securities lending reinvested collateral	433,646	433,653	—	433,646	—	—
Separate account assets	22,336,195	22,366,990	14,045,139	8,290,423	633	—

Liabilities
Investment contract liabilities	5,231,355	5,142,489	—	2,072	5,229,283	—
Interest rate swaps	28,933	40,826	—	28,933	—	—
Credit default swaps	61	4,473	—	61	—	—
Equity swaps	1,179	1,179	—	1,179	—	—
Payable to parent, subsidiaries and affiliates	26,231	26,231	—	26,231	—	—
Separate account annuity liabilities	21,855,736	21,855,772	—	15,793,441	6,062,295	—
Surplus notes	174,579	150,000	—	174,579	—	—

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2014
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$232,357	$232,357	$—	$232,357	$—	$—
Bonds	7,865,779	7,325,731	836,240	6,869,575	159,964	—
Preferred stocks, other than affiliates	4,889	3,730	—	4,889	—	—
Common stocks, other than affiliates	332	332	332	—	—	—
Mortgage loans on real estate	757,492	730,305	—	—	757,492	—
Other invested assets	29,129	25,324	—	28,338	791	—
Interest rate swaps	39,431	39,431	—	39,431	—	—
Currency swaps	838	1,140	—	838	—	—
Credit default swaps	10,358	7,404	—	10,358	—	—
Equity swaps	1,081	1,081	—	1,081	—	—
Policy loans	116,393	116,393	—	116,393	—	—
Securities lending reinvested collateral	471,274	471,292	—	471,274	—	—
Separate account assets	21,856,256	21,835,310	13,108,945	8,739,762	7,549	—

Liabilities
Investment contract liabilities	5,347,768	5,301,532	—	1,320	5,346,448	—
Interest rate swaps	24,119	32,052	—	24,119	—	—
Currency swaps	11	11	—	11	—	—
Credit default swaps	(4,234)	4,224	—	(4,234)	—	—
Equity Swaps	3,363	3,363	—	3,363	—	—
Payable to parent, subsidiaries and affiliates	20,647	20,647	—	20,647	—	—
Separate account annuity liabilities	21,344,793	21,337,665	—	15,146,697	6,198,099	—
Surplus notes	171,785	150,000	—	171,785	—	—

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and 2014:

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$394	$1,630	2,024

Total bonds	—	394	1,630	2,024
Common stock
Industrial and miscellaneous	124	—	—	124

Total common stock	124	—	—	124
Short-term investments and cash equivalents Government	—	1	—	1
Industrial and miscellaneous	—	44,097	—	44,097
Money market mutual fund	—	112,007	—	112,007
Sweep accounts	—	15,692	—	15,692

Total short-term	—	171,797	—	171,797
Securities lending reinvested collateral	—	290,629	—	290,629
Derivative assets	—	53,127	3,318	56,445
Separate account assets	14,026,711	2,211,504	—	16,238,215

Total assets at fair value	$14,026,835	$2,727,451	$4,948	$16,759,234

Liabilities:
Derivative liabilities	$—	$34,605	$—	$34,605

Total liabilites at fair value	$—	$34,605	$—	$34,605

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Industrial and miscellaneous	$—	$—	$8,435	$8,435

Total bonds	—	—	8,435	8,435
Common stock
Industrial and miscellaneous	332	—	—	332

Total common stock	332	—	—	332
Short-term investments and cash equivalents
Government	—	1	—	1
Industrial and miscellaneous	—	144,581	—	144,581
Money market mutual fund	—	80,079	—	80,079
Sweep accounts	—	7,696	—	7,696

Total short-term	—	232,357	—	232,357
Securities lending reinvested collateral	—	356,994	—	356,994
Derivative assets	—	41,350	—	41,350
Separate account assets	13,108,945	2,414,079	—	15,523,024

Total assets at fair value	$13,109,277	$3,044,780	$8,435	$16,162,492

Liabilities:
Derivative liabilities	$—	$27,493	$—	$27,493

Total liabilites at fair value	$—	$27,493	$—	$27,493

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other marketable observable data or internal modeling which utilize significant inputs that are not market observable.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Separate account assets in Level 2 are valued using inputs from third-party pricing services or are valued and classified in the same way as general account assets (described above).

During 2015 and 2014, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets classified in Level 3 for 2015 and 2014:

	Balance at January 1, 2015	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$349	$—	$—	$(62)	$48
Other	8,086	—	5,838	(383)	142
Derivatives	—	—	—	—	—

Total	$8,435	$—	$5,838	$(445)	$190

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2015
Bonds
RMBS	$—	$—	$—	$—	$335
Other	—	—	—	712	1,295
Derivatives	3,318	—	—	—	3,318

Total	$3,318	$—	$—	$712	$4,948

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Balance at January 1, 2014	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$427	$—	$—	$23	$(101)
Other	9,287	3,278	—	(1,515)	(261)

Total	$9,714	$3,278	$—	$(1,492)	$(362)

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2014
Bonds
RMBS	$—	$—	$—	$—	$349
Other	—	—	—	2,703	8,086

Total	$—	$—	$—	$2,703	$8,435

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers out for bonds were the results of securities being carried at fair value at December 31, 2014, subsequently changing to being carried at amortized cost during 2015.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2013, subsequently changing to being carried at fair value during 2014.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$590,717	$77,946	$2,029	$5,365	$661,268
State, municipal and other government	124,262	8,764	462	3,547	129,017
Hybrid securities	97,931	1,868	13,727	3,438	82,634
Industrial and miscellaneous	4,682,570	238,251	56,816	68,292	4,795,714
Mortgage and other asset-backed securities	1,356,212	63,921	8,142	4,402	1,407,589

	6,851,692	390,750	81,176	85,044	7,076,222
Unaffiliated preferred stocks	3,269	138	—	68	3,340

	$6,854,961	$390,888	$81,176	$85,112	$7,079,562

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$717,653	$114,442	$2,450	$703	$828,942
State, municipal and other government	136,587	11,466	9,136	122	138,795
Hybrid securities	99,959	6,050	5,979	795	99,235
Industrial and miscellaneous	4,969,699	388,556	15,749	23,746	5,318,760
Mortgage and other asset-backed securities	1,401,833	89,265	10,199	852	1,480,047

	7,325,731	609,779	43,513	26,218	7,865,779
Unaffiliated preferred stocks	3,730	1,159	—	—	4,889

	$7,329,461	$610,938	$43,513	$26,218	$7,870,668

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 115 and 125 securities with a carrying amount of $600,374 and $707,205 and an unrealized loss of $81,176 and $43,513 with an average price of 86.5 and 93.9 (fair value/amortized cost). Of this portfolio, 77.25% and 90.89% were investment grade with associated unrealized losses of $49,579 and $28,814, respectively.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 396 and 150 securities with a carrying amount of $1,852,998 and $671,249 and an unrealized loss of $85,112 and $26,218 with an average price of 95.4 and 96.1 (fair value/amortized cost). Of this portfolio, 86.48% and 70.75% were investment grade with associated unrealized losses of $52,689 and $13,140, respectively.

At December 31, 2015 and 2014, the Company did not hold any common stocks that had been in continuous loss position for greater than or equal to twelve months.

At December 31, 2015, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with a cost of $134 and an unrealized loss of $10 with an average price of 92.9 (fair value/cost). At December 31, 2014, the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months.

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2015 and 2014 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015

Unaffiliated bonds:
United States Government and agencies	$97,431	$97,938	$195,369
State, municipal and other government	3,306	34,287	37,593
Hybrid securities	35,431	20,666	56,097
Industrial and miscellaneous	249,044	1,244,210	1,493,254
Mortgage and other asset-backed securities	133,986	368,829	502,815

	$519,198	$1,765,930	$2,285,128

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2014

Unaffiliated bonds:
United States Government and agencies	$145,124	$58,874	$203,998
State, municipal and other government	7,312	873	8,185
Hybrid securities	19,625	22,758	42,383
Industrial and miscellaneous	295,244	484,039	779,283
Mortgage and other asset-backed securities	196,386	78,489	274,875

	$663,691	$645,033	$1,308,724

The carrying amount and estimated fair value of bonds at December 31, 2015, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$179,070	$181,173
Due after one year through five years	2,219,761	2,307,553
Due after five years through ten years	1,488,269	1,472,485
Due after ten years	1,608,380	1,707,422

	5,495,480	5,668,633
Mortgage and other asset-backed securities	1,356,212	1,407,589

	$6,851,692	$7,076,222

The following structured notes were held at December 31, 2015:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$1,462	$1,397	$1,463	NO
912810QV3	39,979	37,504	42,153	NO
912810RA8	49,933	52,729	51,700	NO
912810RL4	9,957	9,810	10,042	NO
912810RL4	14,936	14,715	15,063	NO

Total	$116,267	$116,155	$120,421

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Energy Sector

At December 31, 2015, the Company’s Energy sector portfolio had investments in an unrealized loss position which had a fair value of $259,503 and a carrying value of $307,423, resulting in a gross unrealized loss of $47,920. The Energy Industry sector encompasses various sub-sectors including integrated oil and gas producers, independent oil and gas producers, midstream processing and transport, oil field services and drilling, and refining. The majority of the gross unrealized loss relates to midstream processing and transport, independent oil and gas producers, as well as oil field services and drilling.

Falling oil prices, and continued low natural gas prices, have reduced cash flow for upstream oil and gas producers. Oil field service and drilling companies have been pressured by the prospect of margin pressure resulting from new capacity additions and the prospect of lower capital spending by their upstream client base. Commodity price pressure stems from strong non-Organization of the Petroleum Countries (OPEC) supply growth, softening global demand, and shifting OPEC policy. Companies have responded with capital spending and cost reduction programs, but cash flow and credit metrics continue to weaken. Some issuers have also initiated debt exchange offers that have put additional pressure on security pricing. Midstream processing and transport companies have begun to be impacted by weaker volume growth, higher capital costs, counterparty concerns, and in some cases, commodity price exposure. Refiners have seen positive near term impacts from lower feedstock costs and stronger demand.

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be other-than-temporarily impaired as of December 31, 2015.

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2015 and 2014.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$13,287	$890	$12,397	$11,082
2nd quarter present value of cash flows expected to be less than the amortized cost basis	14,183	1,751	12,433	11,025
3rd quarter present value of cash flows expected to be less than the amortized cost basis	1,356	631	724	664
4th quarter present value of cash flows expected to be less than the amortized cost basis	—	—	—	—

Aggregate total	$28,826	$3,272	$25,554	$22,771

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$12,087	$1,432	$10,655	$10,663
2nd quarter present value of cash flows expected to be less than the amortized cost basis	4,546	48	4,498	4,187
3rd quarter present value of cash flows expected to be less than the amortized cost basis	28,210	308	27,902	26,600
4th quarter present value of cash flows expected to be less than the amortized cost basis	16,062	2,099	13,963	12,937

Aggregate total	$60,905	$3,887	$57,018	$54,387

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$33,255	$937	$32,318	$26,145
2nd quarter present value of cash flows expected to be less than the amortized cost basis	12,311	571	11,740	11,175
3rd quarter present value of cash flows expected to be less than the amortized cost basis	16,824	1,426	15,398	12,815
4th quarter present value of cash flows expected to be less than the amortized cost basis	30,853	1,080	29,773	27,584

Aggregate total	$93,243	$4,014	$89,229	$77,719

The following loan-backed and structured securities were held at December 31, 2015, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which OTTI Occurred
52522QAM4	$10,293	$10,149	$144	$10,149	$9,027	1Q 2015
81744FDQ7	696	485	211	485	514	1Q 2015
81744FFD4	267	115	152	115	155	1Q 2015
20404#AB2	487	402	85	402	346	1Q 2015
20404#AE6	544	452	92	452	388	1Q 2015
20404@AB4	1,000	794	206	794	652	1Q 2015
52522QAM4	9,923	9,898	26	9,898	8,810	2Q 2015
75970QAH3	565	562	3	562	559	2Q 2015
22545DAH0	2,280	727	1,553	727	727	2Q 2015
81744FFC6	1,415	1,246	169	1,246	929	2Q 2015
65536PAA8	174	172	1	172	132	3Q 2015
75970QAH3	553	552	1	552	532	3Q 2015
22545DAH0	629	—	629	—	—	3Q 2015

			$3,272

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2015 and 2014 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$8,971	$4,402
The aggregate related fair value of securities with unrealized losses	135,616	368,829

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$11,123	$1,274
The aggregate related fair value of securities with unrealized losses	198,476	84,835

Detail of net investment income is presented below:

	Year Ended December 31
	2015	2014	2013
Income:
Bonds	$333,020	$358,641	$364,956
Preferred stocks	198	194	123
Mortgage loans on real estate	37,235	37,297	32,624
Policy loans	7,211	7,107	6,616
Cash, cash equivalents and short-term investments	479	244	448
Derivatives	18,678	17,636	18,516
Other invested assets	2,183	3,742	2,873
Other	19,310	38	1,953

Gross investment income	418,314	424,899	428,109
Less investment expenses	17,230	14,549	13,358

Net investment income	$401,084	$410,350	$414,751

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2015	2014	2013
Proceeds	$1,835,590	$1,024,169	$1,151,870

Gross realized gains	$26,268	$12,628	$17,005
Gross realized losses	(31,950)	(15,724)	(6,930)

Net realized capital (losses) gains	$(5,682)	$(3,096)	$10,075

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2015, 2014 and 2013 of $8,067, $3,999 and $4,299, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2015	2014	2013
Bonds	$(14,825)	$(7,095)	$5,885
Preferred stocks	1,077	—	(110)
Common stocks	(68)	522	74
Mortgage loans on real estate	21	—	(123)
Cash, cash equivalents and short-term investments	(11)	1	3
Derivatives	(18,751)	(25,808)	(66,787)
Other invested assets	8,099	7,828	4,140

	(24,458)	(24,552)	(56,918)
Federal income tax effect	(3,518)	(5,405)	(4,412)
Transfer to interest maintenance reserve	(2,507)	(3,617)	(7,695)

Net realized capital losses on investments	$(30,483)	$(33,574)	$(69,025)

At December 31, 2015 and 2014, the Company had no recorded investment in restructured securities. The capital gains (losses) taken as a direct result of restructures in 2015, 2014 and 2013 were $0, $0 and $(16), respectively. The Company often has other-than-temporarily impaired a security prior to the restructure date. These other-than-temporary impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2015	2014	2013
Bonds	$(2,493)	$7,613	$1,542
Common stocks	(140)	(208)	(825)
Affiliated entities	(294)	(366)	(754)
Derivatives	9,972	40,517	(67,633)
Other invested assets	(8,190)	(4,548)	(330)

Change in unrealized capital gains (losses), before taxes	(1,145)	43,008	(68,000)
Taxes on unrealized capital gains (losses)	(3,558)	1,124	23,536

Change in unrealized capital gains (losses), net of tax	$2,413	$41,884	$(44,464)

The credit quality of mortgage loans by type of property for the year ended December 31, 2015 was as follows:

	Farm	Commercial	Total
AAA - AA	$—	$388,986	$388,986
A	7,828	508,951	516,779
BBB	2,572	39,235	41,807
BB	—	2,736	2,736

	$10,400	$939,908	$950,308

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2015, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.51% for commercial loans. During 2014, the Company issued mortgage loans with a maximum interest rate of 8.00% and a minimum interest rate of 3.48% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 73.00%. The maximum percentage of any one

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 76.00%. During 2015 and 2014, the Company did not reduce the interest rate on any outstanding mortgage loan.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2015
Recorded Investment (All)
(a) Current	$7,828	$—	$—	$—	$937,916	$1,992	$947,736
(b) 30-59 Days Past Due	2,572	—	—	—	—	—	2,572
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2014
Recorded Investment (All)
(a) Current	$8,238	$—	$—	$—	$717,168	$2,247	$727,653
(b) 30-59 Days Past Due	2,652	—	—	—	—	—	2,652
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2015 or 2014. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2015, 2014 or 2013.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2015, 2014 or 2013. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2015, 2014 or 2013.

During 2015 and 2014, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2015 and 2014, the Company held a mortgage loan loss reserve in the AVR of $9,171 and $6,067, respectively.

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2015	2014		2015	2014
South Atlantic	24%	19%	Apartment	52%	33%
Pacific	22	20	Retail	16	23
Mountain	14	18	Industrial	14	25
W. South Central	12	12	Office	13	12
W. North Central	12	12	Medical	4	5
Middle Atlantic	9	13	Agricultural	1	2
E. North Central	4	3	Other	—	—
E. South Central	3	3
New England	—	—

During 2015, 2014 and 2013, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2015, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from one to nine and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from two to ten years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2014, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from two to ten and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from three to eleven years. The amount of contingent equity commitments expected to be paid during 2015 to 2016 is $5,376. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized gains (losses) from futures contracts in the amount of $(8,677), $(25,113) and $(71,847) for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, the Company had replicated assets with a fair value of $666,362 and $628,483, respectively, and credit default swaps with a fair value of $7,691 and $14,591, respectively. During the year ended December 31, 2015 and 2014, the Company recognized $23 and $676 in capital losses related to replication transactions.

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize any capital losses related to replication transactions in 2013.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2015, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum
		Future Payout	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	(Estimated)	Value
51408,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	$10,000	$17
59020,SWAP, USD 1 / (USD 0), :US534187AM15	9/20/2016	$20,000	$121
51410,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	$10,000	$59
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	$11,000	$87
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	$10,000	$104
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	$12,000	$78
51413,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	$10,000	$59
51414,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	$20,000	$190
51415,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	$20,000	$190
43375,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	$5,000	$47
51416,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	$8,500	$(185)
43612,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	$2,000	$(5)
46421,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	$15,000	$13
46535,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2017	$15,000	$175
46846,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	$5,000	$4
47105,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	$25,000	$280
47122,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2017	$20,000	$17
47284,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	$10,000	$112
59021,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	$20,000	$224
59022,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	$25,000	$336
49133,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	$10,000	$886
49374,SWAP, USD 1 / (USD 0), :US246688AF27	12/20/2017	$10,000	$169
49893,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	$10,000	$(89)
50058,SWAP, USD 1 / (USD 0), :US444859AU63	12/20/2017	$10,000	$169

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

50222,SWAP, USD 1 / (USD 0), :US293791AD17	12/20/2017	$10,000	$20
60080,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	$30,000	$349
60228,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	$5,000	$95
66719,SWAP, USD 1 / (USD 0), :US74432QAB14	9/20/2020	$20,000	$182
78320,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	$10,000	$1,290
78183,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	$5,000	$595
79113,SWAP, USD 5 / (USD 0), :US37045VAC46	6/20/2019	$10,000	$1,293
79606,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	$10,000	$1,090
111718,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$2,800	$(171)
111728,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	$1,400	$(71)
111731,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$1,400	$(86)
111734,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	$1,400	$(122)
111737,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	$1,400	$(202)
111743,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	$1,400	$(71)
111831,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	$1,400	$(42)
111841,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	$1,400	$(33)
111844,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	$1,400	$(71)
111897,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$1,400	$(86)
112137,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	$2,800	$(87)
112152,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	$1,400	$(86)
112175,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	$1,400	$(38)
112227,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	$2,800	$(85)
112303,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	$1,400	$(69)
112327,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	$1,400	$(38)
112339,SWAP, USD 1 / (USD 0), :US25271CAJ18	9/20/2020	$6,650	$(1,171)
112364,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	$1,400	$5
112430,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	$1,400	$(44)
112572,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	$1,400	$(202)
113397,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	$1,400	$(17)
113436,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	$1,400	$(69)
116039,SWAP, USD 1 / (USD 0), :XS0759014375	9/20/2020	$6,665	$(96)
116934,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	$3,200	$(100)
120678,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	$10,000	$1,747
119324,SWAP, USD 1 / (USD 0), :US59156RAX61	9/20/2020	$15,000	$126
130694,SWAP, USD 1 / (USD 0), :US36962G3H54	9/20/2023	$20,000	$488
120680,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2020	$25,000	$406

		$533,615	$7,687

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $77,911 and $61,054, respectively.

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $42,152 and $32,605, respectively.

At December 31, 2015 and 2014, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2015	2014
Interest rate and currency swaps:
Receive fixed - pay fixed	$544,124	$520,192
Swaps:
Receive fixed - pay floating	1,335,250	798,000
Receive fixed - pay fixed	364,069	90,110
Receive floating - pay fixed	909,500	486,500
Receive floating - pay floating	308,735	109,263

For the years ended December 31, 2015, 2014 and 2013, the Company recorded unrealized gains (losses) of $17,627, $8,313 and $(31,862), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2015, 2014 or 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2015 and 2014, respectively:

		Gross Restricted 2015
			G/A Supporting
			Separate	Total S/A	S/A Assets
		Total General	Account	Restricted	Supporting G/A
	Restricted Asset Category	Account (G/A)	(S/A) Activity	Assets	Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	433,773	—	—	—	433,773
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	31,307	—	—	—	31,307
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	1,792	—	—	—	1,792
i.	FHLB capital stock	—	—	—	—	—
j.	On deposit with states	2,621	—	—	—	2,621
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—
m.	Pledged as collateral not captured in other categories	35,958	—	—	—	35,958
n.	Other restricted assets	—	—	—	—	—

o.	Total Restricted Assets	$505,451	$—	$—	$—	$505,451

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross Restricted			Percentage
					Admitted
				Gross	Restricted to
			Total Current	Restricted	Total
	Total From	Increase/	Year Admitted	to Total	Admitted
Restricted Asset Category	Prior Year	(Decrease)	Restricted	Assets	Assets
Subject to contractual obligation for which liability is not shown	$—	—	$—	0.00%	0.00%
Collateral held under security lending agreements	442,059	(8,286)	433,773	1.37%	1.37%
Subject to repurchase agreements	—	—	—	0.00%	0.00%
Subject to reverse repurchase agreements	—	—	—	0.00%	0.00%
Subject to dollar repurchase agreements	74,002	(42,695)	31,307	0.10%	0.10%
Subject to dollar reverse repurchase agreements	—	—	—	0.00%	0.00%
Placed under option contracts	—	—	—	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	1,634	158	1,792	0.01%	0.01%
FHLB capital stock	—	—	—	0.00%	0.00%
On deposit with states	3,508	(887)	2,621	0.01%	0.01%
On deposit with other regulatory bodies	—	—	—	0.00%	0.00%
Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	0.00%	0.00%
Pledged as collateral not captured in other categories	19,996	15,962	35,958	0.11%	0.11%
Other restricted assets	—	—	—	0.00%	0.00%

Total Restricted Assets	$541,199	$(35,748)	$505,451	1.60%	1.60%

Assets pledged as collateral not captured in other categories includes invested assets with a carrying value of $35,958 and $19,996, respectively, in conjunction with derivative transactions as of December 31, 2015 and 2014, respectively.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2015	2014	2013
Direct premiums	$5,821,086	$5,452,910	$5,271,244
Reinsurance assumed - non affiliates	510,492	550,438	531,881
Reinsurance assumed - affiliates	65	41	82
Reinsurance ceded - non affiliates	(317,940)	(357,388)	(350,831)
Reinsurance ceded - affiliates	(200,709)	(206,355)	(203,917)

Net premiums earned	$5,812,994	$5,439,646	$5,248,459

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2015 and 2014 of $1,579,551 and $1,562,793, respectively.

The Company received reinsurance recoveries in the amounts of $427,569, $447,903 and $470,789 during 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $156,350 and $141,534, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2015 and 2014 of $2,079,702 and $2,076,818, respectively.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2015 or 2014.

During 2013, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration received was $122,047, life and claim reserves recaptured were $281,190 and other assets recaptured were $9,615, resulting in a pre-tax loss of $149,528 which was included in the statement of operations.

During 2013, the Company also recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $5,456, life and claim reserves recaptured were $31,857, other assets recaptured were $6,677 and the unamortized gain related to these blocks was released into income from surplus of $2,244 ($1,458 after tax), resulting in a pre-tax loss of $28,392, which was included in the statement of operations.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsequent to certain 2013 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration paid was $116,591, life and claim reserves released were $313,047 and other assets were transferred associated with the business of $16,292, resulting in a pre-tax gain of $180,164, which was included in the statement of operations.

The Company novated third-party assumed retrocession agreements during 2013 that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $2,044, other assets were exchanged in the amount of $103 and other liabilities were exchanged in the amount of $256. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets and other liabilities exchanged were impacted by equivalent amounts.

During 2015 and 2014, amortization of deferred gains associated with previously transacted agreements was released into income in the amount of $52,697 ($34,253 after tax) and $12,740 ($8,281 after tax), respectively.

During 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $770, life and claim reserves recaptured were $1,215, and premiums recaptured were $255, resulting in a pre-tax loss of $190, which was included in the statement of operations.

During 2013, amortization of previously deferred gains associated with the divestiture of the Transamerica Reinsurance operations was released into income in the amount of $20,316 ($13,206 after tax).

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2015 and 2014 is comprised of the following components:

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$112,987	$18,660	$131,647
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	112,987	18,660	131,647
Deferred Tax Assets Nonadmitted	43,588	—	43,588

Subtotal (Net Deferred Tax Assets)	69,399	18,660	88,059
Deferred Tax Liabilities	18,158	15,443	33,601

Net Admitted Deferred Tax Assets	$51,241	$3,217	$54,458

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$137,930	$16,638	$154,568
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	137,930	16,638	154,568
Deferred Tax Assets Nonadmitted	67,485	—	67,485

Subtotal (Net Deferred Tax Assets)	70,445	16,638	87,083
Deferred Tax Liabilities	18,326	19,344	37,670

Net Admitted Deferred Tax Assets	$52,119	$(2,706)	$49,413

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(24,943)	$2,022	$(22,921)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(24,943)	2,022	(22,921)
Deferred Tax Assets Nonadmitted	(23,897)	—	(23,897)

Subtotal (Net Deferred Tax Assets)	(1,046)	2,022	976
Deferred Tax Liabilities	(168)	(3,901)	(4,069)

Net Admitted Deferred Tax Assets	$(878)	$5,923	$5,045

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2015	2014	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$120	$103	$17
Unearned premium reserve	357	461	(104)
Policyholder reserves	63,369	97,641	(34,272)
Investments	3,200	—	3,200
Deferred acquisition costs	29,184	27,964	1,220
Compensation and benefits accrual	331	136	195
Receivables - nonadmitted	6,896	3,275	3,621
Section 197 Intangible Amortization	2,232	2,578	(346)
Assumption Reinsurance	3,722	—	3,722
Other (including items <5% of ordinary tax assets)	3,576	5,772	(2,196)

Subtotal	112,987	137,930	(24,943)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	43,588	67,485	(23,897)

Admitted ordinary deferred tax assets	69,399	70,445	(1,046)

Capital:
Investments	18,660	16,638	2,022
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	18,660	16,638	2,022

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	18,660	16,638	2,022

Admitted deferred tax assets	$88,059	$87,083	$976

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2015	2014	Change
Deferred Tax Liabilities:
Ordinary
Investments	$2,083	$444	$1,639
§807(f) adjustment	5,359	5,997	(638)
Reinsurance Ceded	10,716	11,885	(1,169)
Other (including items <5% of total ordinary tax liabilities)	—	—	—

Subtotal	18,158	18,326	(168)
Capital
Investments	15,443	19,344	(3,901)
Real estate	—	—	—
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	15,443	19,344	(3,901)

Deferred tax liabilities	33,601	37,670	(4,069)

Net deferred tax assets/liabilities	$54,458	$49,413	$5,045

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2015 or 2014.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2015 and 2014 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

		December 31, 2015
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$45,173	$9,285	$54,458
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	166,928
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	24,226	9,375	33,601

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$69,399	$18,660	$88,059

		December 31, 2014
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$39,289	$10,124	$49,413
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	136,243
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	31,156	6,514	37,670

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$70,445	$16,638	$87,083

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			Change
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$5,884	$(839)	$5,045
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	—	—	—
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	30,685
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(6,930)	2,861	(4,069)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101	$(1,046)	$2,022	$976

	December 31
	2015	2014	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	1197%	1194%	3%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$1,112,853	$908,107	$204,746

The impact of tax planning strategies at December 31, 2015 and 2014 was as follows:

	December 31, 2015
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	December 31, 2014
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	11%	1%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$54,965	$73,027	$(18,062)
Foreign	—	—	—

Subtotal	54,965	73,027	(18,062)

Federal income tax on net capital gains	3,518	5,405	(1,887)

Federal and foreign income taxes incurred	$58,483	$78,432	$(19,949)

	Year Ended December 31
	2014	2103	Change
Current Income Tax
Federal	$73,027	$16,757	$56,270
Foreign	—	—	—

Subtotal	73,027	16,757	56,270

Federal income tax on net capital gains	5,405	4,412	993

Federal and foreign income taxes incurred	$78,432	$21,169	$57,263

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2015	2014	2013
Current income taxes incurred	$58,483	$78,433	$21,169

Change in deferred income taxes (without tax on unrealized gains and losses)	22,410	(42,820)	44,295

Total income tax reported	$80,893	$35,613	$65,464

Income before taxes	$320,866	$105,979	$273,902
	35.00%	35.00%	35.00%

Expected income tax expense at 35% statutory rate	$112,303	$37,093	$95,865

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(5,707)	(5,523)	(5,361)
Tax credits	(2,188)	(1,799)	(2,964)
Tax adjustment for IMR	(10,462)	(3,969)	(16,238)
Surplus adjustment for in-force ceded	(11,988)	(2,898)	(5,132)
Nondeductible expenses	295	29	15
Deferred tax benefit on other items in surplus	179	12,956	(371)
Provision to return	(803)	14	(602)
Dividends from certain foreign corporations	141	80	92
Other	(877)	(371)	159

Total income tax reported	$80,893	$35,612	$65,463

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2015.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2015 and 2014, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2015, 2014 and 2013 of $58,874, $80,961 and $14,072, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2015 and 2014 is $1,129 and $506, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,129. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2015, 2014 and 2013 is $28, $1 and $25, respectively. The total interest payable balance as of December 31, 2015 and 2014 is $29 and $1, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examinations for the years 2005 through 2008 have been completed and resulted in tax return adjustments that have been approved by IRS Appeals. We expect the receivables and payables for those years to be settled in 2016. An examination is in progress for the years 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2015, 2014 and 2013, there were no premiums for participating life insurance policies. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2015, 2014 or 2013.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements —  Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2015
		Separate Account with	Separate Account Non-
	General Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$752,535	$119,066	$—	$871,601	3%
At book value less surrender charge of 5% or more	848,188	40,199	—	888,387	3
At fair value	21,960	505,969	14,329,152	14,857,081	54

Total with adjustment or at fair value	1,622,683	665,234	14,329,152	16,617,069	60
At book value without adjustment (minimal or no charge or adjustment)	3,384,669	55,814	—	3,440,483	12
Not subject to discretionary withdrawal provision	858,069	5,369,673	1,438,647	7,666,389	28

Total annuity reserves and deposit liabilities	5,865,421	6,090,721	15,767,799	27,723,941	100%

Less reinsurance ceded	1,292	—	—	1,292

Net annuity reserves and deposit liabilities	$5,864,129	$6,090,721	$15,767,799	$27,722,649

	December 31
	2014
	General	Separate Account with	Separate Account Non-
	Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$769,643	$122,381	$—	$892,024	3%
At book value less surrender charge of 5% or more	876,750	43,081	—	919,831	3
At fair value	14,887	505,121	13,439,469	13,959,477	51

Total with adjustment or at fair value	1,661,280	670,583	13,439,469	15,771,332	57
At book value without adjustment (minimal or no charge or adjustment)	3,506,745	59,815	—	3,566,560	13
Not subject to discretionary withdrawal provision	876,091	5,492,311	1,678,512	8,046,914	30

Total annuity reserves and deposit liabilities	6,044,116	6,222,709	15,117,981	27,384,806	100%

Less reinsurance ceded	1,299	—	—	1,299

Net annuity reserves and deposit liabilities	$6,042,817	$6,222,709	$15,117,981	$27,383,507

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$1,435,432	$3,513,187	$4,948,619

Reserves for separate acccounts as of December 31, 2015 with assets at:
Fair value	$—	$16,002,134	$16,002,134
Amortized cost	6,090,721	—	6,090,721

Total as of December 31, 2015	$6,090,721	$16,002,134	$22,092,855

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal:	$119,066	$—	$119,066
At book value without fair value adjustment and with current surrender charge of 5% or more	40,199	—	40,199
At fair value	505,969	14,563,487	15,069,456
At book value without fair value adjustment and with current surrender charge of less than 5%	55,814	—	55,814

Subtotal	721,048	14,563,487	15,284,535
Not subject to discretionary withdrawal	5,369,673	1,438,647	6,808,320

Total separate account reserves at December 31, 2015	$6,090,721	$16,002,134	$22,092,855

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$1,480,473	$3,207,516	$4,687,989

Reserves for separate acccounts as of December 31, 2014 with assets at:
Fair value	$—	$15,369,859	$15,369,859
Amortized cost	6,222,709	—	6,222,709

Total as of December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal: With fair value adjustment	$122,381	$—	$122,381
At book value without fair value adjustment and with current surrender charge of 5% or more	43,081	—	43,081
At fair value	505,121	13,691,347	14,196,468
At book value without fair value adjustment and with current surrender charge of less than 5%	59,815	—	59,815

Subtotal	730,398	13,691,347	14,421,745
Not subject to discretionary withdrawal	5,492,311	1,678,512	7,170,823

Total separate account reserves at December 31, 2014	$6,222,709	$15,369,859	$21,592,568

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$1,806,215	$2,675,996	$4,482,211

Reserves for separate acccounts as of December 31, 2013 with assets at:
Fair value	$—	$13,284,389	$13,284,389
Amortized cost	7,301,120	—	7,301,120

Total as of December 31, 2013	$7,301,120	$13,284,389	$20,585,509

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal:
With fair value adjustment	$131,432	$—	$131,432
At book value without fair value adjustment and with current surrender charge of 5% or more	44,403	—	44,403
At fair value	495,948	11,604,732	12,100,680
At book value without fair value adjustment and with current surrender charge of less than 5%	61,651	—	61,651

Subtotal	733,434	11,604,732	12,338,166
Not subject to discretionary withdrawal	6,567,686	1,679,657	8,247,343

Total separate account reserves at December 31, 2013	$7,301,120	$13,284,389	$20,585,509

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2015	2014	2013
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,948,847	$4,687,981	$4,482,285
Transfers from separate accounts	(4,181,143)	(4,581,447)	(3,352,564)

Net transfers to separate accounts	767,704	106,534	1,129,721
Miscellaneous reconciling adjustments	15,414	(4,971)	(13)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$783,118	$101,563	$1,129,708

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2015 and 2014, the Company’s separate account statement included legally insulated assets of $22,337,000 and $21,723,006, respectively. The assets legally insulated from general account claims at December 31, 2015 and 2014 are attributed to the following products:

	2015	2014
Variable life	$243,002	$262,217
Variable annuities	4,063,670	11,448,848
Group annuities	8,398,062	—
Registered Market value separate accounts	765,582	1,779,807
Non Registered Market value separate accounts	854,588	—
Par annuities	1,865,861	1,957,980
Annuity Product - SPL	1,523	—
Book value separate accounts	6,144,712	6,274,154

Total separate account assets	$22,337,000	$21,723,006

At December 31, 2015 and 2014, the Company held separate account assets not legally insulated from the general account in the amount of $32,067 and $32,705, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities of $116,723 and $57,781, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $42,677, $40,314, $33,770, $32,822, and $28,058 to the general account in 2015, 2014, 2013, 2012 and 2011 respectively. During the years ended December 31, 2015, 2014, 2013, 2012 and 2011 the general account of the Company had paid $1,671, $530, $1,112, $1,449 and $2,433 respectively, toward separate account guarantees.

At December 31, 2015 and 2014, the Company reported guaranteed separate account assets at amortized cost in the amount of $6,144,712 and $6,283,094, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $6,113,061 and $6,302,605 at December 31, 2015 and 2014, respectively, which would have resulted in an unrealized (loss) gain of $(31,651) and $19,510, respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2015 and 2014, securities with a book value of $0 and $10,616, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2015, the Company did not have any collateral from securities lending transactions. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2015 and 2014, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2015
Minimum guaranteed death benefit	$1,830,440	$5,315	$1,292
Minimum guaranteed withdrawal benefit	5,182,141	46,981	—

December 31, 2014
Minimum guaranteed death benefit	$1,900,667	$4,968	$1,299
Minimum guaranteed withdrawal benefit	5,421,650	57,896	—

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policy’s next anniversary date. At December 31, 2015 and 2014, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$178	$157	$21
Ordinary renewal business	132,775	1,362	$131,413
Group life business	582	98	$484
Credit life business	254	—	$254
Reinsurance ceded	(126,599)	—	$(126,599)

	7,190	1,617	$5,573
Accident and health	10,888	—	$10,888

	$18,078	$1,617	$16,461

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$170	$(152)	$18
Ordinary renewal business	136,753	(1,196)	135,557
Group life business	466	(99)	367
Credit life business	252	—	252
Reinsurance ceded	(130,096)	—	(130,096)

	7,545	(1,447)	6,098
Accident and health	6,868	—	6,868

	$14,413	$(1,447)	$12,966

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2015 and 2014, the Company had insurance in force aggregating $5,092,695 and $7,495,007, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $35,275 and $42,505 to cover these deficiencies as of December 31, 2015 and 2014, respectively.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2015 and 2014, the Company has recorded a liability of $15 and $28, respectively, for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

At December 31, 2015 and 2014, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. TA Corp owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2015 and 2014 were $0 and $3,550, respectively. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2016, without prior approval of insurance regulatory authorities, is $116,739.

The Company did not pay any dividends in 2015.

The Company paid ordinary common stock dividends of $86,926 and $11,966 to its common stock shareholders, TA Corp and TLIC, respectively, on December 24, 2014. The Company paid extraordinary common stock dividends of $41,803 and $5,754 to its extraordinary common stock shareholders, TA Corp and TLIC, respectively, on December 24, 2014. The Company paid preferred stock dividends of $3,120, and $430, to its preferred stock shareholders, TA Corp and TLIC, respectively, on December 24, 2014.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, the Company meets the minimum RBC requirements.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2015 and 2014 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2015 and 2014 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2015	$150,000	$9,375	$71,875	$—
2014	150,000	9,375	62,500	—

The Company held special surplus funds in the amount of $8,653 and $8,759, as of December 31, 2015 and 2014, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

On January 1, 2015, the Company will be subject to an annual fee under section 9010 of the ACA. This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2016, and estimates their portion of the annual health insurance industry fee payable on September 30, 2016 to be $53.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31,
	2015	2014
ACA fee assessment payable for the upcoming year	$53	$77
ACA fee assessment paid	59	52
Premium written subject to ACA 9010 assessment	2,788	3,721
Total adjusted capital before surplus adjustment	1,284,958	1,069,700
Total adjusted capital after surplus adjustment	1,284,904	1,069,623
Authorized control level after surplus adjustment	95,726	93,716

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2015 and 2014, respectively, securities in the amount of $419,588 and $417,669 were on loan under securities lending agreements. At December 31, 2015, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $433,646 and $471,274 at December 31, 2015 and 2014, respectively.

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$433,773
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	433,773

Securities received	—

Total collateral received	$433,773

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$57,459	$57,459
30 days or less	145,302	145,299
31 to 60 days	125,236	125,238
61 to 90 days	52,090	52,084
91 to 120 days	46,267	46,267
121 to 180 days	7,299	7,299

Total	433,653	433,646

Total collateral reinvested	$433,653	$433,646

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $433,724 (fair value of $433,646) that are currently tradable securities that could be sold and used to pay for the $433,773 in collateral calls that could come due under a worst-case scenario.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $456, $637 and $9 for the years ended December 31, 2015, 2014 and 2013, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2015, 2014 and 2013 was $311, $261, and $6 for each year, respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2015, 2014 and 2013 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was $89 and $143 for the year end December 31, 2015 and 2014 and was negligible for the year end December 31, 2013.

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make a decision. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $3,853.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2015, 2014 and 2013, the Company paid $32,914, $33,720 and $31,110, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $8,320, $6,843 and $4,380 for these services during 2015, 2014 and 2013, respectively.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $5,485, $11,760 and $9,341 for the years ended December 31, 2015, 2014 and 2013, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2015, 2014 and 2013, the Company paid (received) net interest of $6, $1 and $7, respectively, to (from) affiliates. At December 31, 2015 and 2014, the Company reported a net amount of $26,230 and $20,647 payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2015, the Company had short-term intercompany notes receivable of $175,000 as shown below. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported in Schedule DA as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$75,000	June 18, 2016	0.13%
Transamerica Corporation	25,000	December 8, 2016	0.25%
Transamerica Corporation	50,000	December 9, 2016	0.25%
Transamerica Corporation	25,000	December 10, 2016	0.25%

At December 31, 2014 the Company had no short-term intercompany notes receivable.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

Disallowed
Entity’s
			Admitted	Date of	Type of	NAIC		Valuation
	Gross	Nonadmitted	Asset	Filing to	NAIC	Response	NAIC	Method,
SCA Description	Amount	Amount	Amount	NAIC	Filing	Received	Valuation	Resubmission
Real Estate Alternatives Portfolio 3A Inc	$3,573	$—	$3,573	3/1/2016	Sub-2	Yes	$3,888	No

82

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of General Agent or Third- Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and Income	C, B, P, U	$48,811
100 Vanguard Blvd
Malvem, PA 19355

Affinion Group	20-0641090	No	AD&D	P	$16,899
6 High Ridge Park
Stamford, CT 06905

Gallagher Bollinger	22-0781130	No	Group A&H, Life	C, CA, P, U	$1

C -        Claims Payment

B -        Binding Authority

P -        Premium Collection

U -        Underwriting

For years ended December 31, 2015, 2014 and 2013, the Company had $48,811, $38,824 and $52,545, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2015, 2014 and 2013 the Company had $16,899, $0 and $0, respectively, of direct premiums written by Affinion Group.

14. Commitments and Contingencies

At December 31, 2015 and 2014 the Company has mortgage loan commitments of $9,735 and $10,000. The Company has contingent commitments of $13,781 and $17,763, at December 31, 2015 and 2014, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $0 and $5,376 at December 31, 2015 and 2014, respectively.

Private placement commitments outstanding as of December 31, 2015 and 2014 were $15,000 and $18,000, respectively.

Securities acquired on a “to be announced” (TBA) basis at December 31, 2015 and 2014 were $79,280 and $0, respectively.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral

83

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

posted to the Company as of December 31, 2015 and 2014, respectively, was $28,953 and $12,767. In addition, securities in the amount of $20,971 and $16,910 were also posted to the Company as of December 31, 2015 and 2014, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $191 and $193 at December 31, 2015 and 2014, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $19 and $20 at December 31, 2015 and 2014, respectively. The guaranty fund (benefit) expense was $(210), $3,865 and $3,437 for the years ended December 31, 2015, 2014 and 2013, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2015 and 2014, the Company had dollar repurchase agreements outstanding in the amount of $31,307 and $74,002, respectively. The Company had an outstanding liability for borrowed money in the amount $31,526 and $75,038 at December 31, 2015 and 2014, respectively due to participation in dollar repurchase agreements which includes accrued interest.

84

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$31,430
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	31,430

Securities received	—

Total collateral received	$31,430

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2015 and reacquired within 30 days of the sale date are:

		Book Value of	Cost of
	Number of	Securities	Securities
	Transaction	Sold	Repurchased	Gain/(Loss)
Bonds:
NAIC 3	1	$322	$313	$29

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2015 through April 27, 2016.

85

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN:     42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON US Holding Corp	13-3350744
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Distribution Corporation (FKA Transamerica Retirement Solutions)	47-4460403
AUSA Holding Company	52-1549874
AUSA Properties Inc	27-1275705
Clark Investment Strategies Inc	38-3768457
Clark Securities Inc	95-4295824
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRG Insurance Agency Inc	95-4123166
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

86

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN:     42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Pyramid Insurance Company LTD	98-0087891
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Life Insurance Company	03-0164230
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
The RCC Group Inc	13-3695273
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

87

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN:     42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Holdings Inc	94-2873401
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Retirement Advisors, Inc	45-2892702
Transamerica Retirement Insurance Agency, Inc	46-2720367
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

88

Statutory-Basis

Financial Statement Schedule

89

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2015

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$626,440	$697,030	$626,440
States, municipalities and political subdivisions	166,539	169,223	166,539
Foreign governments	109,237	114,035	109,237
Hybrid securities	120,941	106,066	120,941
All other corporate bonds	5,828,535	5,989,882	5,828,535
Preferred stocks	3,269	3,340	3,269

Total fixed maturities	6,854,961	7,079,576	6,854,961

Equity securities
Common stocks:
Industrial, miscellaneous and all other	134	124	124

Total common stocks	134	124	124

Mortgage loans on real estate	950,309		950,309
Policy loans	119,525		119,525
Other long-term investments	42,046		42,046
Receivable for securities	1,328		1,328
Securities lending reinvested collateral assets	433,653		433,653
Cash, cash equivalents and short-term investments	144,700		144,700

Total investments	$8,546,656		$8,546,646

(1)	Original cost of equity securities and, as to fixed maturities, original reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government and corporate bonds of $2,024 are held at fair value rather than amortized cost due to having NAIC 6 rating.

90

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income	Expenses	Expenses
Year ended December 31, 2015
Individual life	$1,062,083	$—	$15,641	$148,823	$53,379	$169,044	$81,612
Individual health	59,122	5,842	12,239	58,286	3,103	53,426	22,486
Group life and health	140,745	1,914	22,065	81,840	7,680	47,903	27,820
Annuity	5,775,613	—	938	5,524,044	283,722	4,829,378	1,003,826
Other	—	—	—	—	53,200	—	—

	$7,037,563	$7,756	$50,883	$5,812,993	$401,084	$5,099,751	$1,135,744

Year ended December 31, 2014
Individual life	$1,105,341	$—	$13,237	$131,835	$62,331	$390,722	$77,976
Individual health	39,895	5,953	6,227	53,360	2,760	33,441	20,718
Group life and health	136,947	1,821	15,498	74,435	8,137	41,910	26,037
Annuity	5,953,030	—	568	5,180,015	337,122	5,108,620	329,343

	$7,235,213	$7,774	$35,530	$5,439,645	$410,350	$5,574,693	$454,074

Year ended December 31, 2013
Individual life	$945,718	$—	$22,777	$127,402	$53,051	$176,256	$64,608
Individual health	36,307	5,860	6,458	50,477	2,503	33,298	18,435
Group life and health	133,342	1,612	7,592	47,312	7,480	31,284	17,048
Annuity	6,269,244	—	470	5,023,268	351,717	3,956,589	1,334,131

	$7,384,611	$7,472	$37,297	$5,248,459	$414,751	$4,197,427	$1,434,222

91

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2015
Life insurance in force	$24,382,596	$180,500,389	$177,774,290	$21,656,497	895%

Premiums:
Individual life	163,471	515,667	501,018	148,822	337%
Individual health	59,062	822	46	58,286	0%
Group life and health	81,321	1,766	2,284	81,839	3%
Annuity	5,517,232	395	7,208	5,524,045	0%

	$5,821,086	$518,650	$510,556	$5,812,992	9%

Year ended December 31, 2014
Life insurance in force	$22,754,916	$193,135,172	$190,242,263	$19,862,007	958%

Premiums:
Individual life	148,145	556,231	539,921	131,835	410%
Individual health	54,133	857	86	53,362	0%
Group life and health	78,089	6,239	2,584	74,434	3%
Annuity	5,172,542	415	7,889	5,180,015	0%

	$5,452,909	$563,742	$550,480	$5,439,646	10%

Year ended December 31, 2013
Life insurance in force	$21,079,991	$205,474,553	$202,417,259	$18,022,697	1123%

Premiums:
Individual life	144,629	538,089	520,862	127,402	409%
Individual health	51,221	950	206	50,477	0%
Group life and health	59,787	15,247	2,772	47,312	6%
Annuity	5,015,607	463	8,123	5,023,267	0%

	$5,271,244	$554,749	$531,963	$5,248,458	10%

92

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2015 and 2014

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2015 and 2014

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA BNY of

Transamerica Financial Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY (the “Separate Account”) sponsored by Transamerica Financial Life Insurance Company at December 31, 2015, the results of its operations for each of the periods indicated and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015, by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2016

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	419,228.060	$4,980,452	$4,557,009	$15	$4,557,024	2,341,162	$1.660131	$11.578642
AB Growth and Income Class B Shares	483,220.187	11,998,431	14,390,297	45	14,390,342	5,217,993	1.437467	13.111425
AB Large Cap Growth Class B Shares	9,802.805	276,775	468,280	1	468,281	229,886	1.452676	2.378563
American Funds - Asset Allocation Class 2 Shares	1,581,441.910	31,567,815	32,340,487	(25)	32,340,462	15,909,527	1.543249	11.856055
American Funds - Bond Class 2 Shares	1,188,758.982	13,048,930	12,577,070	(40)	12,577,030	5,462,357	1.068415	10.025430
American Funds - Growth Class 2 Shares	372,475.907	26,901,498	25,212,894	(4)	25,212,890	5,846,107	1.772246	13.590454
American Funds - Growth-Income Class 2 Shares	433,705.779	21,005,417	19,534,108	21	19,534,129	6,078,747	1.698232	13.268499
American Funds - International Class 2 Shares	571,186.879	11,491,160	10,292,788	(4)	10,292,784	4,190,015	1.054484	10.368789
Fidelity® VIP Balanced Service Class 2	1,312,991.988	21,121,162	20,942,222	—	20,942,222	10,652,231	1.373291	12.223678
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	13.252890	13.377221
Fidelity® VIP Contrafund® Service Class 2	921,297.463	31,119,933	30,642,354	1	30,642,355	7,251,023	1.479139	13.195143
Fidelity® VIP Equity-Income Service Class 2	44,004.447	878,219	881,849	(4)	881,845	522,920	1.305658	1.967285
Fidelity® VIP Growth Service Class 2	12,810.554	500,677	832,814	11	832,825	427,939	1.461882	2.369113
Fidelity® VIP Growth Opportunities Service Class 2	59.706	1,130	1,875	5	1,880	1,328	1.383086	1.848627
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	12.762303	12.882048
Fidelity® VIP Mid Cap Service Class 2	773,629.104	26,980,299	24,624,614	(10)	24,624,604	5,521,714	1.533780	12.706240
Fidelity® VIP Value Strategies Initial Class	1,439.531	19,803	20,931	—	20,931	1,731	11.977815	12.090207
Fidelity® VIP Value Strategies Service Class 2	653,630.399	9,771,195	9,569,149	(15)	9,569,134	2,209,354	1.512990	11.925652
Franklin Founding Funds Allocation Class 4 Shares	533,215.670	3,998,410	3,663,192	(7)	3,663,185	2,139,547	1.655503	1.751165
Franklin Income Class 2 Shares	256,164.008	3,802,145	3,637,529	(9)	3,637,520	2,995,232	1.137616	1.280444
Franklin Mutual Shares Class 2 Shares	41,423.509	684,540	795,331	11	795,342	686,274	1.071578	1.269426
Franklin Templeton Foreign Class 2 Shares	130,857.194	1,792,691	1,727,315	(2)	1,727,313	1,871,388	0.872748	0.951033
GE Investments Total Return Class 3 Shares	105,003.256	1,826,469	1,849,107	5	1,849,112	1,266,778	1.248333	10.999349
Invesco V.I. American Franchise Series II Shares	3,304.231	121,064	184,541	6	184,547	126,470	1.435755	1.477989
Invesco V.I. Value Opportunities Series II Shares	43,839.809	278,838	341,512	3	341,515	284,360	1.059095	1.556032
Janus Aspen - Enterprise Service Shares	5,044.664	206,492	275,792	8	275,800	101,617	1.073099	3.648458
Janus Aspen - Global Research Service Shares	10,291.459	291,976	406,821	(5)	406,816	299,642	0.861504	1.710861
Janus Aspen - Perkins Mid Cap Value Service Shares	131.568	1,964	2,084	(1)	2,083	1,039	1.959720	2.056122
JPMorgan Insurance Trust Core Bond Class 1 Shares	57,198.357	655,606	624,034	(5)	624,029	500,032	1.207125	1.264094
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	14,018.983	74,821	142,853	(2)	142,851	52,138	2.623031	2.746776
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	334.261	4,149	6,872	5	6,877	2,637	2.511913	2.630201
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,605.745	41,866	66,446	2	66,448	25,897	2.460280	2.576367
MFS® New Discovery Service Class	125,913.607	1,936,142	1,819,452	(6)	1,819,446	840,975	1.842333	2.579994
MFS® Total Return Service Class	80,628.496	1,519,288	1,794,790	(3)	1,794,787	1,107,681	1.318618	1.799183
TA AB Dynamic Allocation Initial Class	6,997.227	58,957	65,844	1	65,845	40,362	1.345128	1.708710
TA AB Dynamic Allocation Service Class	2,255,348.650	20,063,264	21,064,956	(7)	21,064,949	9,406,732	1.039173	10.621586
TA Aegon High Yield Bond Initial Class	16,630.804	129,282	120,074	3	120,077	53,786	1.171282	9.954097
TA Aegon High Yield Bond Service Class	806,658.241	6,564,240	5,904,738	1	5,904,739	2,568,185	1.408060	9.779932
TA Aegon Money Market Initial Class	143,530.150	143,530	143,530	7	143,537	106,547	0.938982	1.347167
TA Aegon Money Market Service Class	47,562,370.278	47,562,370	47,562,370	74	47,562,444	10,390,576	0.898659	9.881935
TA Aegon U.S. Government Securities Initial Class	25,925.828	315,206	307,221	(3)	307,218	153,991	1.267372	1.995040
TA Aegon U.S. Government Securities Service Class	5,830,277.161	72,323,054	70,779,565	(46)	70,779,519	19,794,265	1.031194	9.932697

See accompanying notes.

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA American Funds Managed Risk - Balanced Service Class	968,735.882	$9,358,183	$9,319,239	$1	$9,319,240	977,622	$9.491668	$9.619878
TA Asset Allocation - Conservative Initial Class	1,531.808	16,195	15,548	(1)	15,547	9,676	1.383280	1.734912
TA Asset Allocation - Conservative Service Class	6,410,435.557	67,885,794	64,424,877	(115)	64,424,762	29,281,139	1.111244	10.428386
TA Asset Allocation - Growth Initial Class	12,942.007	126,422	141,456	1	141,457	82,219	1.544982	2.036383
TA Asset Allocation - Growth Service Class	626,181.892	6,220,793	6,787,812	1	6,787,813	3,005,299	1.168850	11.530663
TA Asset Allocation - Moderate Initial Class	71,926.534	764,014	807,016	(3)	807,013	477,423	1.475266	1.875326
TA Asset Allocation - Moderate Service Class	25,211,822.884	282,041,501	279,599,116	75	279,599,191	111,980,841	1.165329	10.663599
TA Asset Allocation - Moderate Growth Initial Class	21,905.452	248,147	261,989	—	261,989	149,672	1.524922	1.968086
TA Asset Allocation - Moderate Growth Service Class	12,978,329.960	144,616,537	153,403,860	45	153,403,905	61,880,963	1.189405	11.023152
TA Barrow Hanley Dividend Focused Initial Class	162,933.036	2,309,906	3,270,066	2	3,270,068	1,486,892	1.454590	12.551082
TA Barrow Hanley Dividend Focused Service Class	621,256.694	11,973,431	12,481,047	(7)	12,481,040	4,581,223	1.283368	12.311457
TA BlackRock Global Allocation Service Class	4,397,912.883	58,921,134	56,381,243	85	56,381,328	32,066,493	1.168903	10.727648
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	343,492.882	3,402,752	3,294,097	1	3,294,098	348,633	9.372257	9.590000
TA BlackRock Global Allocation Managed Risk - Growth Service Class	484,058.532	4,753,287	4,545,310	(1)	4,545,309	491,576	9.176779	9.390000
TA BlackRock Tactical Allocation Service Class	6,283,855.983	95,808,726	94,383,517	67	94,383,584	33,725,251	1.217219	11.062391
TA Clarion Global Real Estate Securities Initial Class	1,883.495	26,712	23,337	(4)	23,333	8,987	1.322307	10.354384
TA Clarion Global Real Estate Securities Service Class	450,827.361	5,813,373	5,829,198	(3)	5,829,195	1,889,106	1.164495	10.159722
TA International Moderate Growth Service Class	4,643,780.759	43,870,518	43,094,285	66	43,094,351	21,891,483	0.968571	10.257003
TA Janus Balanced Service Class	3,895,299.672	49,830,405	50,716,802	(21)	50,716,781	14,140,653	1.166390	11.817060
TA Jennison Growth Initial Class	185,333.471	1,575,308	2,001,601	(4)	2,001,597	1,148,264	1.694692	15.390054
TA Jennison Growth Service Class	1,782,519.589	17,407,727	18,662,980	5	18,662,985	5,878,652	1.856656	15.103149
TA JPMorgan Core Bond Service Class	1,472,370.154	20,356,990	20,112,576	(3)	20,112,573	9,485,030	1.041589	10.104496
TA JPMorgan Enhanced Index Initial Class	37,451.239	570,376	634,049	—	634,049	236,425	1.625369	13.396049
TA JPMorgan Enhanced Index Service Class	117,086.972	2,059,512	1,978,770	(2)	1,978,768	378,610	1.575538	13.149075
TA JPMorgan Mid Cap Value Service Class	1,029,387.336	20,840,096	20,803,918	(18)	20,803,900	5,733,005	1.633751	12.961789
TA JPMorgan Tactical Allocation Service Class	4,879,957.762	68,975,768	70,466,590	(48)	70,466,542	22,739,979	1.099983	10.653282
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,031,683.637	92,821,127	93,488,798	72	93,488,870	24,115,700	1.102980	10.912552
TA Legg Mason Dynamic Allocation - Growth Service Class	5,483,506.103	66,358,415	66,569,764	(79)	66,569,685	16,046,497	1.146564	11.228522
TA Managed Risk - Balanced ETF Service Class	39,383,275.320	449,721,853	432,034,530	269	432,034,799	140,114,274	1.156370	10.738997
TA Managed Risk - Conservative ETF Service Class	7,480,502.332	89,389,216	86,100,582	15	86,100,597	37,681,242	1.146283	10.669454
TA Managed Risk - Growth ETF Service Class	36,593,386.680	378,435,359	339,220,695	81	339,220,776	130,279,773	1.149942	10.971799
TA Market Participation Strategy Service Class	2,766,744.744	31,372,856	31,264,216	(4)	31,264,212	8,065,884	1.114645	11.349354
TA MFS International Equity Initial Class	9,030.448	67,872	72,785	(3)	72,782	53,642	1.239607	10.523519
TA MFS International Equity Service Class	1,564,220.437	12,761,527	12,388,626	(10)	12,388,616	5,061,054	1.110710	10.325313
TA Morgan Stanley Capital Growth Initial Class	5,056.027	75,235	81,048	(3)	81,045	34,497	2.135262	2.830305
TA Morgan Stanley Capital Growth Service Class	138,085.740	2,112,132	2,180,374	(1)	2,180,373	530,782	1.852232	15.838299
TA Morgan Stanley Mid-Cap Growth Initial Class	1,179.774	33,771	33,447	(2)	33,445	24,339	1.296861	11.687416
TA Morgan Stanley Mid-Cap Growth Service Class	139,281.791	4,335,220	3,821,892	15	3,821,907	1,283,293	1.524659	11.465655
TA Multi-Managed Balanced Initial Class	3,828.499	46,696	50,192	(8)	50,184	23,192	1.945626	2.247716
TA Multi-Managed Balanced Service Class	1,054,797.999	13,697,466	13,596,346	(15)	13,596,331	4,342,112	1.372759	11.966239

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Multi-Manager Alternative Strategies Service Class	13,991.244	$143,371	$136,415	$(1)	$136,414	13,978	$9.602853	$9.854633
TA PIMCO Tactical - Balanced Service Class	2,891,185.826	33,012,245	32,381,281	17	32,381,298	11,441,634	1.005506	10.946883
TA PIMCO Tactical - Conservative Service Class	1,505,990.290	16,929,355	16,490,594	(4)	16,490,590	6,127,329	0.963669	10.802101
TA PIMCO Tactical - Growth Service Class	2,618,265.515	29,404,293	28,486,729	(1)	28,486,728	7,697,689	0.963805	11.065073
TA PIMCO Total Return Initial Class	26,319.150	304,826	292,406	2	292,408	184,212	1.382183	1.619850
TA PIMCO Total Return Service Class	6,469,960.261	75,572,791	71,428,361	107	71,428,468	35,901,430	1.054667	9.935537
TA PineBridge Inflation Opportunities Service Class	1,455,502.250	15,485,874	14,060,152	41	14,060,193	10,242,463	0.925912	8.910911
TA ProFunds UltraBear Service Class (OAM)	1,260,982.672	1,298,686	1,122,275	(13)	1,122,262	13,939,989	0.078231	0.083279
TA QS Investors Active Asset Allocation - Conservative Service Class	2,632,060.907	27,990,594	26,610,136	(32)	26,610,104	11,470,352	1.046280	10.270823
TA QS Investors Active Asset Allocation - Moderate Service Class	9,060,484.010	102,007,105	95,406,897	45	95,406,942	32,742,037	1.057910	10.318286
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	5,804,400.381	65,778,299	58,624,444	29	58,624,473	18,408,252	1.058727	10.367285
TA Systematic Small/Mid Cap Value Initial Class	160,038.651	3,015,727	3,066,341	4	3,066,345	358,219	1.470242	12.455070
TA Systematic Small/Mid Cap Value Service Class	434,005.167	9,037,451	8,150,617	10	8,150,627	3,497,356	1.673614	12.221450
TA T. Rowe Price Small Cap Initial Class	18,881.213	230,801	261,505	(4)	261,501	78,635	1.618706	14.026387
TA T. Rowe Price Small Cap Service Class	1,868,036.913	23,955,551	24,844,891	(22)	24,844,869	5,862,406	2.127214	13.763978
TA Torray Concentrated Growth Initial Class	97,868.240	1,613,086	1,647,122	—	1,647,122	300,767	1.534579	12.895360
TA Torray Concentrated Growth Service Class	147,648.292	2,736,981	2,541,027	11	2,541,038	938,864	1.578234	12.650750
TA TS&W International Equity Initial Class	63,764.598	746,943	777,928	9	777,937	374,274	1.280296	10.795904
TA TS&W International Equity Service Class	203,108.887	2,573,324	2,459,649	2	2,459,651	659,509	0.956030	10.591452
TA Voya Limited Maturity Bond Service Class	4,684.437	46,683	46,657	—	46,657	4,808	9.523557	9.741968
TA Voya Mid Cap Opportunities Service Class	—	—	—	—	—	—	12.167516	12.446568
TA WMC US Growth Initial Class	118,722.897	2,892,166	2,814,920	18	2,814,938	2,057,869	1.330223	14.188011
TA WMC US Growth Service Class	617,324.164	15,123,290	14,352,787	3	14,352,790	5,171,418	1.370037	13.923209
Vanguard® Equity Index	21,761.746	735,499	723,578	—	723,578	54,305	13.253400	13.377733
Vanguard® International	21,717.642	453,796	430,009	—	430,009	40,206	10.638237	10.738070
Vanguard® Mid-Cap Index	—	—	—	—	—	—	12.960822	13.082434
Vanguard® REIT Index	—	—	—	—	—	—	11.583777	11.692452
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.038016	10.132211
Vanguard® Total Bond Market Index	29,220.088	360,226	344,505	—	344,505	34,255	10.003573	10.097468
Voya Global Perspectives Class S Shares	—	—	—	—	—	—	9.150042	9.282209
Voya Large Cap Value Class S Shares	—	—	—	—	—	—	9.226752	9.360023
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.551545	9.689461
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	9.452287	9.588791
Wanger International	—	—	—	—	—	—	10.392251	10.489780
Wanger USA	—	—	—	—	—	—	12.559359	12.677197

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of January 1, 2014:	$3,726,476	$8,677,657	$527,598	$23,115,662	$6,408,763

Investment Income:
Reinvested Dividends	101,295	125,496	—	439,654	188,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,858	156,356	7,141	482,067	136,698

Net Investment Income (Loss)	32,437	(30,860)	(7,141)	(42,413)	51,443
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	647,800	—	—	1,332,848	2,737
Realized Gain (Loss) on Investments	67,717	162,859	56,326	908,724	(8,882)

Net Realized Capital Gains (Losses) on Investments	715,517	162,859	56,326	2,241,572	(6,145)
Net Change in Unrealized Appreciation (Depreciation)	(544,355)	689,665	9,712	(1,162,149)	199,992

Net Gain (Loss) on Investment	171,162	852,524	66,038	1,079,423	193,847
Net Increase (Decrease) in Net Assets Resulting from Operations	203,599	821,664	58,897	1,037,010	245,290

Increase (Decrease) in Net Assets from Contract Transactions	382,404	2,987,670	(121,370)	5,981,963	3,638,432

Total Increase (Decrease) in Net Assets	586,003	3,809,334	(62,473)	7,018,973	3,883,722

Net Assets as of December 31, 2014:	$4,312,479	$12,486,991	$465,125	$30,134,635	$10,292,485

Investment Income:
Reinvested Dividends	91,551	171,389	—	528,387	211,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,053	204,831	6,328	557,655	202,896

Net Investment Income (Loss)	16,498	(33,442)	(6,328)	(29,268)	8,663
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	418,087	—	42,232	2,253,937	232,090
Realized Gain (Loss) on Investments	(26,851)	300,576	23,587	185,368	(15,359)

Net Realized Capital Gains (Losses) on Investments	391,236	300,576	65,819	2,439,305	216,731
Net Change in Unrealized Appreciation (Depreciation)	(434,049)	(309,224)	(17,278)	(2,667,334)	(411,964)

Net Gain (Loss) on Investment	(42,813)	(8,648)	48,541	(228,029)	(195,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,315)	(42,090)	42,213	(257,297)	(186,570)

Increase (Decrease) in Net Assets from Contract Transactions	270,860	1,945,441	(39,057)	2,463,124	2,471,115

Total Increase (Decrease) in Net Assets	244,545	1,903,351	3,156	2,205,827	2,284,545

Net Assets as of December 31, 2015:	$4,557,024	$14,390,342	$468,281	$32,340,462	$12,577,030

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth - Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount
Net Assets as of January 1, 2014:	$7,965,095	$8,516,932	$11,020,474	$13,499,758	$—

Investment Income:
Reinvested Dividends	158,529	204,508	223,798	232,094	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,878	255,094	257,082	223,233	—

Net Investment Income (Loss)	(75,349)	(50,586)	(33,284)	8,861	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	574,864	665,039	—	1,790,759	—
Realized Gain (Loss) on Investments	142,279	489,761	182,378	138,381	—

Net Realized Capital Gains (Losses) on Investments	717,143	1,154,800	182,378	1,929,140	—
Net Change in Unrealized Appreciation (Depreciation)	204,262	26,640	(860,198)	(702,224)	—

Net Gain (Loss) on Investment	921,405	1,181,440	(677,820)	1,226,916	—
Net Increase (Decrease) in Net Assets Resulting from Operations	846,056	1,130,854	(711,104)	1,235,777	—

Increase (Decrease) in Net Assets from Contract Transactions	12,069,880	7,164,462	5,515,693	3,513,046	—

Total Increase (Decrease) in Net Assets	12,915,936	8,295,316	4,804,589	4,748,823	—

Net Assets as of December 31, 2014:	$20,881,031	$16,812,248	$15,825,063	$18,248,581	$—

Investment Income:
Reinvested Dividends	149,544	257,826	187,548	283,334	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	435,352	349,911	309,049	299,055	—

Net Investment Income (Loss)	(285,808)	(92,085)	(121,501)	(15,721)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,649,731	2,721,213	1,013,450	590,667	—
Realized Gain (Loss) on Investments	(147,904)	(179,876)	106,067	122,294	—

Net Realized Capital Gains (Losses) on Investments	4,501,827	2,541,337	1,119,517	712,961	—
Net Change in Unrealized Appreciation (Depreciation)	(3,264,869)	(2,692,855)	(2,063,680)	(993,867)	—

Net Gain (Loss) on Investment	1,236,958	(151,518)	(944,163)	(280,906)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	951,150	(243,603)	(1,065,664)	(296,627)	—

Increase (Decrease) in Net Assets from Contract Transactions	3,380,709	2,965,484	(4,466,615)	2,990,268	—

Total Increase (Decrease) in Net Assets	4,331,859	2,721,881	(5,532,279)	2,693,641	—

Net Assets as of December 31, 2015:	$25,212,890	$19,534,129	$10,292,784	$20,942,222	$—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of January 1, 2014:	$19,087,033	$1,096,377	$810,427	$1,753	$—

Investment Income:
Reinvested Dividends	245,534	27,657	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	365,164	15,814	11,917	24	—

Net Investment Income (Loss)	(119,630)	11,843	(11,917)	(24)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683,663	15,004	—	1	—
Realized Gain (Loss) on Investments	365,712	29,788	23,449	33	—

Net Realized Capital Gains (Losses) on Investments	1,049,375	44,792	23,449	34	—
Net Change in Unrealized Appreciation (Depreciation)	1,444,822	18,787	62,746	166	—

Net Gain (Loss) on Investment	2,494,197	63,579	86,195	200	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,374,567	75,422	74,278	176	—

Increase (Decrease) in Net Assets from Contract Transactions	13,056,597	(117,077)	(53,839)	(57)	—

Total Increase (Decrease) in Net Assets	15,431,164	(41,655)	20,439	119	—

Net Assets as of December 31, 2014:	$34,518,197	$1,054,722	$830,866	$1,872	$—

Investment Income:
Reinvested Dividends	251,549	27,675	269	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	593,480	14,098	12,012	26	—

Net Investment Income (Loss)	(341,931)	13,577	(11,743)	(26)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,353,034	96,257	26,045	189	—
Realized Gain (Loss) on Investments	2,118,899	20,175	21,627	41	—

Net Realized Capital Gains (Losses) on Investments	5,471,933	116,432	47,672	230	—
Net Change in Unrealized Appreciation (Depreciation)	(5,732,869)	(180,400)	8,383	(133)	—

Net Gain (Loss) on Investment	(260,936)	(63,968)	56,055	97	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(602,867)	(50,391)	44,312	71	—

Increase (Decrease) in Net Assets from Contract Transactions	(3,272,975)	(122,486)	(42,353)	(63)	—

Total Increase (Decrease) in Net Assets	(3,875,842)	(172,877)	1,959	8	—

Net Assets as of December 31, 2015:	$30,642,355	$881,845	$832,825	$1,880	$—

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount
Net Assets as of January 1, 2014:	$6,821,182	$20,474	$6,891,567	$5,542,251	$10,231,022

Investment Income:
Reinvested Dividends	3,003	224	120,022	144,187	479,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,989	137	135,684	87,131	144,819

Net Investment Income (Loss)	(131,986)	87	(15,662)	57,056	334,374
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	235,922	—	—	4,480	—
Realized Gain (Loss) on Investments	87,467	11	194,525	32,707	236,535

Net Realized Capital Gains (Losses) on Investments	323,389	11	194,525	37,187	236,535
Net Change in Unrealized Appreciation (Depreciation)	274,202	1,152	255,217	(19,501)	(241,157)

Net Gain (Loss) on Investment	597,591	1,163	449,742	17,686	(4,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	465,605	1,250	434,080	74,742	329,752

Increase (Decrease) in Net Assets from Contract Transactions	8,733,614	(4)	7,703,157	(846,553)	(1,873,367)

Total Increase (Decrease) in Net Assets	9,199,219	1,246	8,137,237	(771,811)	(1,543,615)

Net Assets as of December 31, 2014:	$16,020,401	$21,720	$15,028,804	$4,770,440	$8,687,407

Investment Income:
Reinvested Dividends	65,716	259	89,649	117,369	187,774
Investment Expense:
Mortality and Expense Risk and Administrative Charges	376,058	144	156,324	68,079	64,054

Net Investment Income (Loss)	(310,342)	115	(66,675)	49,290	123,720
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,771,085	17	7,242	6,739	—
Realized Gain (Loss) on Investments	(205,874)	17	1,337,316	5,257	444,910

Net Realized Capital Gains (Losses) on Investments	2,565,211	34	1,344,558	11,996	444,910
Net Change in Unrealized Appreciation (Depreciation)	(3,184,648)	(934)	(1,848,234)	(365,945)	(893,291)

Net Gain (Loss) on Investment	(619,437)	(900)	(503,676)	(353,949)	(448,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,779)	(785)	(570,351)	(304,659)	(324,661)

Increase (Decrease) in Net Assets from Contract Transactions	9,533,982	(4)	(4,889,319)	(802,596)	(4,725,226)

Total Increase (Decrease) in Net Assets	8,604,203	(789)	(5,459,670)	(1,107,255)	(5,049,887)

Net Assets as of December 31, 2015:	$24,624,604	$20,931	$9,569,134	$3,663,185	$3,637,520

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	GE Investments Total Return Class 3 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount
Net Assets as of January 1, 2014:	$918,292	$2,954,460	$1,940,897	$172,729	$406,761

Investment Income:
Reinvested Dividends	17,673	50,314	30,125	—	4,689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,497	38,278	31,667	2,604	6,127

Net Investment Income (Loss)	4,176	12,036	(1,542)	(2,604)	(1,438)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,595	—	57,813	—	—
Realized Gain (Loss) on Investments	33,426	99,664	27,951	1,424	9,073

Net Realized Capital Gains (Losses) on Investments	38,021	99,664	85,764	1,424	9,073
Net Change in Unrealized Appreciation (Depreciation)	7,795	(428,521)	(18,223)	12,380	11,702

Net Gain (Loss) on Investment	45,816	(328,857)	67,541	13,804	20,775
Net Increase (Decrease) in Net Assets Resulting from Operations	49,992	(316,821)	65,999	11,200	19,337

Increase (Decrease) in Net Assets from Contract Transactions	(85,319)	(451,050)	34,311	(2,518)	(18,886)

Total Increase (Decrease) in Net Assets	(35,327)	(767,871)	100,310	8,682	451

Net Assets as of December 31, 2014:	$882,965	$2,186,589	$2,041,207	$181,411	$407,212

Investment Income:
Reinvested Dividends	26,382	63,669	29,359	—	8,675
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,889	28,880	31,540	2,738	5,738

Net Investment Income (Loss)	13,493	34,789	(2,181)	(2,738)	2,937
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,209	65,030	60,161	1,010	28,505
Realized Gain (Loss) on Investments	15,645	47,847	35,171	1,816	8,585

Net Realized Capital Gains (Losses) on Investments	73,854	112,877	95,332	2,826	37,090
Net Change in Unrealized Appreciation (Depreciation)	(140,795)	(280,565)	(151,425)	5,696	(87,018)

Net Gain (Loss) on Investment	(66,941)	(167,688)	(56,093)	8,522	(49,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,448)	(132,899)	(58,274)	5,784	(46,991)

Increase (Decrease) in Net Assets from Contract Transactions	(34,175)	(326,377)	(133,821)	(2,648)	(18,706)

Total Increase (Decrease) in Net Assets	(87,623)	(459,276)	(192,095)	3,136	(65,697)

Net Assets as of December 31, 2015:	$795,342	$1,727,313	$1,849,112	$184,547	$341,515

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount
Net Assets as of January 1, 2014:	$288,077	$499,421	$2,193	$721,721	$130,801

Investment Income:
Reinvested Dividends	100	4,648	73	26,355	1,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,071	7,338	30	9,956	1,757

Net Investment Income (Loss)	(3,971)	(2,690)	43	16,399	(692)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,886	—	167	—	7,268
Realized Gain (Loss) on Investments	12,124	29,794	24	(2,601)	1,027

Net Realized Capital Gains (Losses) on Investments	33,010	29,794	191	(2,601)	8,295
Net Change in Unrealized Appreciation (Depreciation)	972	742	(87)	9,487	10,242

Net Gain (Loss) on Investment	33,982	30,536	104	6,886	18,537
Net Increase (Decrease) in Net Assets Resulting from Operations	30,011	27,846	147	23,285	17,845

Increase (Decrease) in Net Assets from Contract Transactions	(23,938)	(90,898)	(72)	(63,525)	(8)

Total Increase (Decrease) in Net Assets	6,073	(63,052)	75	(40,240)	17,837

Net Assets as of December 31, 2014:	$294,150	$436,369	$2,268	$681,481	$148,638

Investment Income:
Reinvested Dividends	2,200	2,305	22	24,345	1,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,025	6,607	30	9,494	1,901

Net Investment Income (Loss)	(1,825)	(4,302)	(8)	14,851	(437)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,538	—	210	—	11,185
Realized Gain (Loss) on Investments	10,103	7,543	22	(4,080)	1,118

Net Realized Capital Gains (Losses) on Investments	41,641	7,543	232	(4,080)	12,303
Net Change in Unrealized Appreciation (Depreciation)	(32,907)	(19,669)	(335)	(12,605)	(17,653)

Net Gain (Loss) on Investment	8,734	(12,126)	(103)	(16,685)	(5,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,909	(16,428)	(111)	(1,834)	(5,787)

Increase (Decrease) in Net Assets from Contract Transactions	(25,259)	(13,125)	(74)	(55,618)	—

Total Increase (Decrease) in Net Assets	(18,350)	(29,553)	(185)	(57,452)	(5,787)

Net Assets as of December 31, 2015:	$275,800	$406,816	$2,083	$624,029	$142,851

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	TA AB Dynamic Allocation Initial Class Subaccount
Net Assets as of January 1, 2014:	$7,070	$60,806	$7,243,325	$1,903,955	$65,291

Investment Income:
Reinvested Dividends	10	577	—	32,222	682
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	824	85,317	26,199	922

Net Investment Income (Loss)	(87)	(247)	(85,317)	6,023	(240)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	573	—	1,233,548	49,819	—
Realized Gain (Loss) on Investments	128	602	371,148	32,096	189

Net Realized Capital Gains (Losses) on Investments	701	602	1,604,696	81,915	189
Net Change in Unrealized Appreciation (Depreciation)	(49)	7,162	(2,090,347)	36,033	2,710

Net Gain (Loss) on Investment	652	7,764	(485,651)	117,948	2,899
Net Increase (Decrease) in Net Assets Resulting from Operations	565	7,517	(570,968)	123,971	2,659

Increase (Decrease) in Net Assets from Contract Transactions	(135)	(735)	(4,444,131)	(114,578)	(530)

Total Increase (Decrease) in Net Assets	430	6,782	(5,015,099)	9,393	2,129

Net Assets as of December 31, 2014:	$7,500	$67,588	$2,228,226	$1,913,348	$67,420

Investment Income:
Reinvested Dividends	11	758	—	44,168	862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	102	881	29,862	25,741	941

Net Investment Income (Loss)	(91)	(123)	(29,862)	18,427	(79)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	744	3,061	65,551	69,876	—
Realized Gain (Loss) on Investments	131	708	4,149	27,372	239

Net Realized Capital Gains (Losses) on Investments	875	3,769	69,700	97,248	239
Net Change in Unrealized Appreciation (Depreciation)	(1,267)	(3,938)	(102,613)	(150,921)	(1,149)

Net Gain (Loss) on Investment	(392)	(169)	(32,913)	(53,673)	(910)
Net Increase (Decrease) in Net Assets Resulting from Operations	(483)	(292)	(62,775)	(35,246)	(989)

Increase (Decrease) in Net Assets from Contract Transactions	(140)	(848)	(346,005)	(83,315)	(586)

Total Increase (Decrease) in Net Assets	(623)	(1,140)	(408,780)	(118,561)	(1,575)

Net Assets as of December 31, 2015:	$6,877	$66,448	$1,819,446	$1,794,787	$65,845

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA AB Dynamic Allocation Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Money Market Initial Class Subaccount	TA Aegon Money Market Service Class Subaccount
Net Assets as of January 1, 2014:	$15,864,132	$140,297	$4,808,613	$371,427	$41,003,054

Investment Income:
Reinvested Dividends	151,300	8,035	310,769	16	1,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges	272,411	1,845	80,494	4,448	450,420

Net Investment Income (Loss)	(121,111)	6,190	230,275	(4,432)	(448,756)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	213,491	754	11,925	—	—

Net Realized Capital Gains (Losses) on Investments	213,491	754	11,925	—	—
Net Change in Unrealized Appreciation (Depreciation)	578,973	(3,419)	(150,639)	—	—

Net Gain (Loss) on Investment	792,464	(2,665)	(138,714)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	671,353	3,525	91,561	(4,432)	(448,756)

Increase (Decrease) in Net Assets from Contract Transactions	3,510,638	11,582	1,033,262	(194,468)	22,513,106

Total Increase (Decrease) in Net Assets	4,181,991	15,107	1,124,823	(198,900)	22,064,350

Net Assets as of December 31, 2014:	$20,046,123	$155,404	$5,933,436	$172,527	$63,067,404

Investment Income:
Reinvested Dividends	222,696	8,521	379,800	8	2,812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	311,296	1,696	88,931	2,291	713,284

Net Investment Income (Loss)	(88,600)	6,825	290,869	(2,283)	(710,472)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	325,101	2,488	(38,459)	—	—

Net Realized Capital Gains (Losses) on Investments	325,101	2,488	(38,459)	—	—
Net Change in Unrealized Appreciation (Depreciation)	(665,944)	(15,750)	(608,659)	—	—

Net Gain (Loss) on Investment	(340,843)	(13,262)	(647,118)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(429,443)	(6,437)	(356,249)	(2,283)	(710,472)

Increase (Decrease) in Net Assets from Contract Transactions	1,448,269	(28,890)	327,552	(26,707)	(14,794,488)

Total Increase (Decrease) in Net Assets	1,018,826	(35,327)	(28,697)	(28,990)	(15,504,960)

Net Assets as of December 31, 2015:	$21,064,949	$120,077	$5,904,739	$143,537	$47,562,444

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount(1)	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount
Net Assets as of January 1, 2014:	$392,878	$26,764,225	$—	$58,894	$54,439,830

Investment Income:
Reinvested Dividends	15,165	1,208,093	—	1,587	1,456,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,373	463,687	—	818	819,337

Net Investment Income (Loss)	9,792	744,406	—	769	637,210
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,368	569,208	—	971	982,712
Realized Gain (Loss) on Investments	1,251	(856,845)	—	44	504,046

Net Realized Capital Gains (Losses) on Investments	7,619	(287,637)	—	1,015	1,486,758
Net Change in Unrealized Appreciation (Depreciation)	(5,099)	411,777	—	(1,325)	(1,730,284)

Net Gain (Loss) on Investment	2,520	124,140	—	(310)	(243,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,312	868,546	—	459	393,684

Increase (Decrease) in Net Assets from Contract Transactions	(33,217)	4,893,500	—	(1)	6,742,784

Total Increase (Decrease) in Net Assets	(20,905)	5,762,046	—	458	7,136,468

Net Assets as of December 31, 2014:	$371,973	$32,526,271	$—	$59,352	$61,576,298

Investment Income:
Reinvested Dividends	7,797	622,100	—	1,326	1,298,658
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,887	626,485	38,397	696	882,150

Net Investment Income (Loss)	2,910	(4,385)	(38,397)	630	416,508
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,818	166,344	—	2,354	2,605,565
Realized Gain (Loss) on Investments	(1,060)	(319,256)	(9,098)	(1,407)	158,894

Net Realized Capital Gains (Losses) on Investments	758	(152,912)	(9,098)	947	2,764,459
Net Change in Unrealized Appreciation (Depreciation)	(7,798)	(864,897)	(38,943)	(3,042)	(5,507,058)

Net Gain (Loss) on Investment	(7,040)	(1,017,809)	(48,041)	(2,095)	(2,742,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,130)	(1,022,194)	(86,438)	(1,465)	(2,326,091)

Increase (Decrease) in Net Assets from Contract Transactions	(60,625)	39,275,442	9,405,678	(42,340)	5,174,555

Total Increase (Decrease) in Net Assets	(64,755)	38,253,248	9,319,240	(43,805)	2,848,464

Net Assets as of December 31, 2015:	$307,218	$70,779,519	$9,319,240	$15,547	$64,424,762

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount
Net Assets as of January 1, 2014:	$146,651	$6,095,272	$1,065,321	$221,957,877	$275,097

Investment Income:
Reinvested Dividends	3,438	138,078	19,834	5,565,720	9,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,024	95,511	12,848	3,604,121	4,120

Net Investment Income (Loss)	1,414	42,567	6,986	1,961,599	4,921
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	428	286,789	26,376	2,507,450	1,432

Net Realized Capital Gains (Losses) on Investments	428	286,789	26,376	2,507,450	1,432
Net Change in Unrealized Appreciation (Depreciation)	74	(243,444)	(21,140)	(1,173,145)	(2,108)

Net Gain (Loss) on Investment	502	43,345	5,236	1,334,305	(676)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,916	85,912	12,222	3,295,904	4,245

Increase (Decrease) in Net Assets from Contract Transactions	(1,147)	654,297	(185,258)	64,403,678	58,212

Total Increase (Decrease) in Net Assets	769	740,209	(173,036)	67,699,582	62,457

Net Assets as of December 31, 2014:	$147,420	$6,835,481	$892,285	$289,657,459	$337,554

Investment Income:
Reinvested Dividends	2,465	101,820	17,755	5,358,441	6,062
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,074	98,250	12,120	4,005,992	3,529

Net Investment Income (Loss)	391	3,570	5,635	1,352,449	2,533
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	30,026	10,168,098	4,523
Realized Gain (Loss) on Investments	481	219,548	6,914	3,049,283	6,401

Net Realized Capital Gains (Losses) on Investments	481	219,548	36,940	13,217,381	10,924
Net Change in Unrealized Appreciation (Depreciation)	(5,677)	(519,081)	(73,259)	(25,805,067)	(23,222)

Net Gain (Loss) on Investment	(5,196)	(299,533)	(36,319)	(12,587,686)	(12,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,805)	(295,963)	(30,684)	(11,235,237)	(9,765)

Increase (Decrease) in Net Assets from Contract Transactions	(1,158)	248,295	(54,588)	1,176,969	(65,800)

Total Increase (Decrease) in Net Assets	(5,963)	(47,668)	(85,272)	(10,058,268)	(75,565)

Net Assets as of December 31, 2015:	$141,457	$6,787,813	$807,013	$279,599,191	$261,989

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount(1)
Net Assets as of January 1, 2014:	$128,458,358	$3,838,988	$4,214,038	$55,988,891	$—

Investment Income:
Reinvested Dividends	3,602,169	52,228	63,384	990,381	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,041,250	53,763	73,581	838,683	—

Net Investment Income (Loss)	1,560,919	(1,535)	(10,197)	151,698	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,604,248	—
Realized Gain (Loss) on Investments	2,945,608	202,293	137,204	760,160	—

Net Realized Capital Gains (Losses) on Investments	2,945,608	202,293	137,204	2,364,408	—
Net Change in Unrealized Appreciation (Depreciation)	(3,089,580)	196,096	374,397	(2,405,436)	—

Net Gain (Loss) on Investment	(143,972)	398,389	511,601	(41,028)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,416,947	396,854	501,404	110,670	—

Increase (Decrease) in Net Assets from Contract Transactions	21,335,353	(391,192)	1,296,826	700,834	—

Total Increase (Decrease) in Net Assets	22,752,300	5,662	1,798,230	811,504	—

Net Assets as of December 31, 2014:	$151,210,658	$3,844,650	$6,012,268	$56,800,395	$—

Investment Income:
Reinvested Dividends	3,125,731	66,656	117,973	987,881	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,245,913	48,083	111,423	804,374	15,832

Net Investment Income (Loss)	879,818	18,573	6,550	183,507	(15,832)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,633,946	—	—	5,079,584	—
Realized Gain (Loss) on Investments	3,694,017	162,592	162,416	26,781	(8,185)

Net Realized Capital Gains (Losses) on Investments	6,327,963	162,592	162,416	5,106,365	(8,185)
Net Change in Unrealized Appreciation (Depreciation)	(13,540,534)	(356,685)	(653,357)	(6,852,441)	(108,655)

Net Gain (Loss) on Investment	(7,212,571)	(194,093)	(490,941)	(1,746,076)	(116,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,332,753)	(175,520)	(484,391)	(1,562,569)	(132,672)

Increase (Decrease) in Net Assets from Contract Transactions	8,526,000	(399,062)	6,953,163	1,143,502	3,426,770

Total Increase (Decrease) in Net Assets	2,193,247	(574,582)	6,468,772	(419,067)	3,294,098

Net Assets as of December 31, 2015:	$153,403,905	$3,270,068	$12,481,040	$56,381,328	$3,294,098

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount(1)	TA BlackRock Tactical Allocation Service Class Subaccount	TA Clarion Global Real Estate Securities Initial Class Subaccount	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Moderate Growth Service Class Subaccount
Net Assets as of January 1, 2014:	$—	$66,492,168	$52,521	$3,363,372	$27,779,613

Investment Income:
Reinvested Dividends	—	1,018,571	567	60,336	689,698
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	1,112,855	536	68,067	471,258

Net Investment Income (Loss)	—	(94,284)	31	(7,731)	218,440
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,611,329	—	—	—
Realized Gain (Loss) on Investments	—	614,488	(4,693)	61,139	305,265

Net Realized Capital Gains (Losses) on Investments	—	2,225,817	(4,693)	61,139	305,265
Net Change in Unrealized Appreciation (Depreciation)	—	637,535	8,437	400,489	(1,262,903)

Net Gain (Loss) on Investment	—	2,863,352	3,744	461,628	(957,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	2,769,068	3,775	453,897	(739,198)

Increase (Decrease) in Net Assets from Contract Transactions	—	18,325,614	(17,393)	1,646,270	8,350,794

Total Increase (Decrease) in Net Assets	—	21,094,682	(13,618)	2,100,167	7,611,596

Net Assets as of December 31, 2014:	$—	$87,586,850	$38,903	$5,463,539	$35,391,209

Investment Income:
Reinvested Dividends	—	1,659,445	1,059	249,927	756,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,772	1,319,899	431	91,559	604,194

Net Investment Income (Loss)	(22,772)	339,546	628	158,368	151,853
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	4,710,084	—	—	—
Realized Gain (Loss) on Investments	(6,479)	638,820	(1,905)	116,885	440,491

Net Realized Capital Gains (Losses) on Investments	(6,479)	5,348,904	(1,905)	116,885	440,491
Net Change in Unrealized Appreciation (Depreciation)	(207,978)	(7,295,947)	709	(467,508)	(2,350,691)

Net Gain (Loss) on Investment	(214,457)	(1,947,043)	(1,196)	(350,623)	(1,910,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,229)	(1,607,497)	(568)	(192,255)	(1,758,347)

Increase (Decrease) in Net Assets from Contract Transactions	4,782,538	8,404,231	(15,002)	557,911	9,461,489

Total Increase (Decrease) in Net Assets	4,545,309	6,796,734	(15,570)	365,656	7,703,142

Net Assets as of December 31, 2015:	$4,545,309	$94,383,584	$23,333	$5,829,195	$43,094,351

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of January 1, 2014:	$15,597,184	$2,088,334	$9,292,701	$7,409,619	$541,382

Investment Income:
Reinvested Dividends	168,708	—	—	223,724	4,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	353,399	28,852	163,212	168,099	7,420

Net Investment Income (Loss)	(184,691)	(28,852)	(163,212)	55,625	(3,128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	222,487	1,257,226	—	37,820
Realized Gain (Loss) on Investments	236,937	109,430	101,692	(16,983)	26,887

Net Realized Capital Gains (Losses) on Investments	236,937	331,917	1,358,918	(16,983)	64,707
Net Change in Unrealized Appreciation (Depreciation)	1,545,096	(129,077)	(317,933)	334,264	1,424

Net Gain (Loss) on Investment	1,782,033	202,840	1,040,985	317,281	66,131
Net Increase (Decrease) in Net Assets Resulting from Operations	1,597,342	173,988	877,773	372,906	63,003

Increase (Decrease) in Net Assets from Contract Transactions	18,184,001	(187,758)	2,647,641	7,415,662	51,070

Total Increase (Decrease) in Net Assets	19,781,343	(13,770)	3,525,414	7,788,568	114,073

Net Assets as of December 31, 2014:	$35,378,527	$2,074,564	$12,818,115	$15,198,187	$655,455

Investment Income:
Reinvested Dividends	362,586	—	—	345,165	6,256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	622,207	28,346	220,779	267,775	8,538

Net Investment Income (Loss)	(259,621)	(28,346)	(220,779)	77,390	(2,282)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,108,051	156,944	1,131,981	—	46,368
Realized Gain (Loss) on Investments	541,617	109,625	273,093	2,690	27,292

Net Realized Capital Gains (Losses) on Investments	1,649,668	266,569	1,405,074	2,690	73,660
Net Change in Unrealized Appreciation (Depreciation)	(2,054,308)	(46,998)	4,960	(323,994)	(79,783)

Net Gain (Loss) on Investment	(404,640)	219,571	1,410,034	(321,304)	(6,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(664,261)	191,225	1,189,255	(243,914)	(8,405)

Increase (Decrease) in Net Assets from Contract Transactions	16,002,515	(264,192)	4,655,615	5,158,300	(13,001)

Total Increase (Decrease) in Net Assets	15,338,254	(72,967)	5,844,870	4,914,386	(21,406)

Net Assets as of December 31, 2015:	$50,716,781	$2,001,597	$18,662,985	$20,112,573	$634,049

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of January 1, 2014:	$448,924	$10,486,357	$30,794,952	$26,970,451	$20,070,907

Investment Income:
Reinvested Dividends	11,177	102,127	383,610	266,350	160,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,133	249,160	564,324	543,446	387,286

Net Investment Income (Loss)	(13,956)	(147,033)	(180,714)	(277,096)	(226,726)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,681	1,038,487	—	—	—
Realized Gain (Loss) on Investments	6,432	493,752	209,848	297,456	174,844

Net Realized Capital Gains (Losses) on Investments	125,113	1,532,239	209,848	297,456	174,844
Net Change in Unrealized Appreciation (Depreciation)	67,870	710,383	1,817,976	2,738,599	1,898,961

Net Gain (Loss) on Investment	192,983	2,242,622	2,027,824	3,036,055	2,073,805
Net Increase (Decrease) in Net Assets Resulting from Operations	179,027	2,095,589	1,847,110	2,758,959	1,847,079

Increase (Decrease) in Net Assets from Contract Transactions	1,471,282	7,865,506	18,509,187	27,557,263	19,608,482

Total Increase (Decrease) in Net Assets	1,650,309	9,961,095	20,356,297	30,316,222	21,455,561

Net Assets as of December 31, 2014:	$2,099,233	$20,447,452	$51,151,249	$57,286,673	$41,526,468

Investment Income:
Reinvested Dividends	16,741	158,916	704,189	703,135	402,151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,674	329,397	856,170	1,028,431	810,857

Net Investment Income (Loss)	(17,933)	(170,481)	(151,981)	(325,296)	(408,706)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,773	1,424,195	—	—	—
Realized Gain (Loss) on Investments	37,560	410,750	375,437	548,329	494,733

Net Realized Capital Gains (Losses) on Investments	186,333	1,834,945	375,437	548,329	494,733
Net Change in Unrealized Appreciation (Depreciation)	(209,675)	(2,743,920)	(1,498,341)	(3,269,466)	(3,082,378)

Net Gain (Loss) on Investment	(23,342)	(908,975)	(1,122,904)	(2,721,137)	(2,587,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,275)	(1,079,456)	(1,274,885)	(3,046,433)	(2,996,351)

Increase (Decrease) in Net Assets from Contract Transactions	(79,190)	1,435,904	20,590,178	39,248,630	28,039,568

Total Increase (Decrease) in Net Assets	(120,465)	356,448	19,315,293	36,202,197	25,043,217

Net Assets as of December 31, 2015:	$1,978,768	$20,803,900	$70,466,542	$93,488,870	$66,569,685

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Conservative ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA MFS International Equity Initial Class Subaccount
Net Assets as of January 1, 2014:	$209,472,792	$52,461,737	$196,467,643	$12,392,847	$72,262

Investment Income:
Reinvested Dividends	2,612,657	770,760	2,709,397	—	681
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,655,623	827,573	3,590,656	272,310	985

Net Investment Income (Loss)	(1,042,966)	(56,813)	(881,259)	(272,310)	(304)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,228,312	1,867,213	15,140,745	271,099	—
Realized Gain (Loss) on Investments	1,710,443	369,297	1,828,570	114,717	141

Net Realized Capital Gains (Losses) on Investments	9,938,755	2,236,510	16,969,315	385,816	141
Net Change in Unrealized Appreciation (Depreciation)	(987,148)	8,429	(10,301,739)	1,470,024	(4,521)

Net Gain (Loss) on Investment	8,951,607	2,244,939	6,667,576	1,855,840	(4,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,908,641	2,188,126	5,786,317	1,583,530	(4,684)

Increase (Decrease) in Net Assets from Contract Transactions	124,770,860	23,271,473	124,578,348	13,884,872	(15)

Total Increase (Decrease) in Net Assets	132,679,501	25,459,599	130,364,665	15,468,402	(4,699)

Net Assets as of December 31, 2014:	$342,152,293	$77,921,336	$326,832,308	$27,861,249	$67,563

Investment Income:
Reinvested Dividends	5,242,969	1,246,724	5,073,662	—	1,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,405,020	1,108,435	4,752,037	429,582	1,043

Net Investment Income (Loss)	(162,051)	138,289	321,625	(429,582)	159
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,508,025	3,644,996	29,622,051	1,125,205	—
Realized Gain (Loss) on Investments	1,181,642	354,232	(1,285,033)	219,996	426

Net Realized Capital Gains (Losses) on Investments	17,689,667	3,999,228	28,337,018	1,345,201	426
Net Change in Unrealized Appreciation (Depreciation)	(31,326,611)	(5,916,693)	(46,304,125)	(2,382,994)	(1,785)

Net Gain (Loss) on Investment	(13,636,944)	(1,917,465)	(17,967,107)	(1,037,793)	(1,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,798,995)	(1,779,176)	(17,645,482)	(1,467,375)	(1,200)

Increase (Decrease) in Net Assets from Contract Transactions	103,681,501	9,958,437	30,033,950	4,870,338	6,419

Total Increase (Decrease) in Net Assets	89,882,506	8,179,261	12,388,468	3,402,963	5,219

Net Assets as of December 31, 2015:	$432,034,799	$86,100,597	$339,220,776	$31,264,212	$72,782

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Mid-Cap Growth Initial Class	TA Morgan Stanley Mid- Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$2,398,959	$41,179	$1,052,865	$54,906	$3,367,567

Investment Income:
Reinvested Dividends	30,634	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,921	687	19,770	693	54,455

Net Investment Income (Loss)	(18,287)	(687)	(19,770)	(693)	(54,455)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	967	31,606	3,458	262,677
Realized Gain (Loss) on Investments	39,280	251	71,278	3,852	168,938

Net Realized Capital Gains (Losses) on Investments	39,280	1,218	102,884	7,310	431,615
Net Change in Unrealized Appreciation (Depreciation)	(294,808)	1,441	(20,576)	(7,372)	(444,828)

Net Gain (Loss) on Investment	(255,528)	2,659	82,308	(62)	(13,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,815)	1,972	62,538	(755)	(67,668)

Increase (Decrease) in Net Assets from Contract Transactions	1,569,946	27,230	346,482	(12,521)	858,793

Total Increase (Decrease) in Net Assets	1,296,131	29,202	409,020	(13,276)	791,125

Net Assets as of December 31, 2014:	$3,695,090	$70,381	$1,461,885	$41,630	$4,158,692

Investment Income:
Reinvested Dividends	70,908	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,190	1,102	29,065	601	60,885

Net Investment Income (Loss)	(13,282)	(1,102)	(29,065)	(601)	(60,885)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	6,473	185,828	7,107	641,643
Realized Gain (Loss) on Investments	20,254	11,108	121,802	1,728	(84,275)

Net Realized Capital Gains (Losses) on Investments	20,254	17,581	307,630	8,835	557,368
Net Change in Unrealized Appreciation (Depreciation)	(388,580)	(9,338)	(154,884)	(11,330)	(779,835)

Net Gain (Loss) on Investment	(368,326)	8,243	152,746	(2,495)	(222,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,608)	7,141	123,681	(3,096)	(283,352)

Increase (Decrease) in Net Assets from Contract Transactions	9,075,134	3,523	594,807	(5,089)	(53,433)

Total Increase (Decrease) in Net Assets	8,693,526	10,664	718,488	(8,185)	(336,785)

Net Assets as of December 31, 2015:	$12,388,616	$81,045	$2,180,373	$33,445	$3,821,907

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$46,465	$6,706,218	$6,116	$16,381,046	$4,859,792

Investment Income:
Reinvested Dividends	670	103,496	158	233,427	90,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	673	116,132	226	312,024	95,657

Net Investment Income (Loss)	(3)	(12,636)	(68)	(78,597)	(4,815)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,837	514,283	171	754,406	155,416
Realized Gain (Loss) on Investments	88	87,707	(160)	109,703	39,440

Net Realized Capital Gains (Losses) on Investments	2,925	601,990	11	864,109	194,856
Net Change in Unrealized Appreciation (Depreciation)	1,390	136,219	222	629,727	283,488

Net Gain (Loss) on Investment	4,315	738,209	233	1,493,836	478,344
Net Increase (Decrease) in Net Assets Resulting from Operations	4,312	725,573	165	1,415,239	473,529

Increase (Decrease) in Net Assets from Contract Transactions	—	2,718,389	23,750	12,311,410	4,669,462

Total Increase (Decrease) in Net Assets	4,312	3,443,962	23,915	13,726,649	5,142,991

Net Assets as of December 31, 2014:	$50,777	$10,150,180	$30,031	$30,107,695	$10,002,783

Investment Income:
Reinvested Dividends	698	133,023	288	—	47,589
Investment Expense:
Mortality and Expense Risk and Administrative Charges	706	153,348	761	443,100	209,552

Net Investment Income (Loss)	(8)	(20,325)	(473)	(443,100)	(161,963)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,438	540,316	651	1,109,594	380,861
Realized Gain (Loss) on Investments	86	90,446	30	140,862	34,919

Net Realized Capital Gains (Losses) on Investments	2,524	630,762	681	1,250,456	415,780
Net Change in Unrealized Appreciation (Depreciation)	(3,110)	(803,048)	(7,298)	(2,142,538)	(910,472)

Net Gain (Loss) on Investment	(586)	(172,286)	(6,617)	(892,082)	(494,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	(594)	(192,611)	(7,090)	(1,335,182)	(656,655)

Increase (Decrease) in Net Assets from Contract Transactions	1	3,638,762	113,473	3,608,785	7,144,462

Total Increase (Decrease) in Net Assets	(593)	3,446,151	106,383	2,273,603	6,487,807

Net Assets as of December 31, 2015:	$50,184	$13,596,331	$136,414	$32,381,298	$16,490,590

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount	TA ProFunds UltraBear Service Class (OAM) Subaccount
Net Assets as of January 1, 2014:	$8,054,694	$420,257	$65,446,075	$14,478,869	$425,843

Investment Income:
Reinvested Dividends	203,636	7,169	1,158,367	45,595	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	160,379	5,476	995,391	216,971	5,554

Net Investment Income (Loss)	43,257	1,693	162,976	(171,376)	(5,554)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	354,150	—	—	—	—
Realized Gain (Loss) on Investments	72,975	(155)	(461,085)	(305,178)	(106,379)

Net Realized Capital Gains (Losses) on Investments	427,125	(155)	(461,085)	(305,178)	(106,379)
Net Change in Unrealized Appreciation (Depreciation)	78,241	11,210	2,177,241	730,140	(14,310)

Net Gain (Loss) on Investment	505,366	11,055	1,716,156	424,962	(120,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	548,623	12,748	1,879,132	253,586	(126,243)

Increase (Decrease) in Net Assets from Contract Transactions	7,378,295	(42,240)	690,615	(61,274)	90,486

Total Increase (Decrease) in Net Assets	7,926,918	(29,492)	2,569,747	192,312	(35,757)

Net Assets as of December 31, 2014:	$15,981,612	$390,765	$68,015,822	$14,671,181	$390,086

Investment Income:
Reinvested Dividends	—	8,480	1,871,781	186,170	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	300,406	4,413	1,019,279	214,568	9,282

Net Investment Income (Loss)	(300,406)	4,067	852,502	(28,398)	(9,282)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	517,123	8,040	1,953,000	—	—
Realized Gain (Loss) on Investments	146,428	1,860	(315,564)	(224,681)	(138,423)

Net Realized Capital Gains (Losses) on Investments	663,551	9,900	1,637,436	(224,681)	(138,423)
Net Change in Unrealized Appreciation (Depreciation)	(1,625,569)	(14,905)	(3,216,589)	(391,511)	(32,361)

Net Gain (Loss) on Investment	(962,018)	(5,005)	(1,579,153)	(616,192)	(170,784)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,262,424)	(938)	(726,651)	(644,590)	(180,066)

Increase (Decrease) in Net Assets from Contract Transactions	13,767,540	(97,419)	4,139,297	33,602	912,242

Total Increase (Decrease) in Net Assets	12,505,116	(98,357)	3,412,646	(610,988)	732,176

Net Assets as of December 31, 2015:	$28,486,728	$292,408	$71,428,468	$14,060,193	$1,122,262

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Service Class Subaccount	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Systematic Small/Mid Cap Value Initial Class Subaccount
Net Assets as of January 1, 2014:	$17,995,165	$56,227,242	$30,703,256	$3,611,831

Investment Income:
Reinvested Dividends	218,808	497,553	370,222	27,005
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,286	1,027,015	635,448	47,042

Net Investment Income (Loss)	(59,478)	(529,462)	(265,226)	(20,037)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	863,368	1,844,111	2,106,648	288,305
Realized Gain (Loss) on Investments	103,736	378,629	285,066	117,178

Net Realized Capital Gains (Losses) on Investments	967,104	2,222,740	2,391,714	405,483
Net Change in Unrealized Appreciation (Depreciation)	(464,773)	(140,807)	(1,460,102)	(253,920)

Net Gain (Loss) on Investment	502,331	2,081,933	931,612	151,563
Net Increase (Decrease) in Net Assets Resulting from Operations	442,853	1,552,471	666,386	131,526

Increase (Decrease) in Net Assets from Contract Transactions	5,985,913	37,640,717	23,704,172	(412,560)

Total Increase (Decrease) in Net Assets	6,428,766	39,193,188	24,370,558	(281,034)

Net Assets as of December 31, 2014:	$24,423,931	$95,420,430	$55,073,814	$3,330,797

Investment Income:
Reinvested Dividends	262,200	963,792	604,444	34,066
Investment Expense:
Mortality and Expense Risk and Administrative Charges	349,065	1,323,822	821,203	44,361

Net Investment Income (Loss)	(86,865)	(360,030)	(216,759)	(10,295)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	759,205	3,995,594	3,512,625	388,756
Realized Gain (Loss) on Investments	18,240	180,982	(28,979)	52,290

Net Realized Capital Gains (Losses) on Investments	777,445	4,176,576	3,483,646	441,046
Net Change in Unrealized Appreciation (Depreciation)	(1,694,777)	(9,502,327)	(8,264,566)	(552,808)

Net Gain (Loss) on Investment	(917,332)	(5,325,751)	(4,780,920)	(111,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,004,197)	(5,685,781)	(4,997,679)	(122,057)

Increase (Decrease) in Net Assets from Contract Transactions	3,190,370	5,672,293	8,548,338	(142,395)

Total Increase (Decrease) in Net Assets	2,186,173	(13,488)	3,550,659	(264,452)

Net Assets as of December 31, 2015:	$26,610,104	$95,406,942	$58,624,473	$3,066,345

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Systematic Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA Torray Concentrated Growth Initial Class Subaccount	TA Torray Concentrated Growth Service Class Subaccount
Net Assets as of January 1, 2014:	$4,056,739	$331,926	$14,082,513	$1,772,939	$7,755,616

Investment Income:
Reinvested Dividends	34,535	—	—	14,762	62,843
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,479	4,291	266,151	23,772	135,069

Net Investment Income (Loss)	(44,944)	(4,291)	(266,151)	(9,010)	(72,226)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	482,606	9,235	624,701	246,578	1,355,307
Realized Gain (Loss) on Investments	112,969	23,980	350,803	62,632	116,957

Net Realized Capital Gains (Losses) on Investments	595,575	33,215	975,504	309,210	1,472,264
Net Change in Unrealized Appreciation (Depreciation)	(362,527)	(14,983)	226,525	(162,325)	(689,661)

Net Gain (Loss) on Investment	233,048	18,232	1,202,029	146,885	782,603
Net Increase (Decrease) in Net Assets Resulting from Operations	188,104	13,941	935,878	137,875	710,377

Increase (Decrease) in Net Assets from Contract Transactions	3,360,667	(50,033)	7,403,140	(145,117)	1,452,993

Total Increase (Decrease) in Net Assets	3,548,771	(36,092)	8,339,018	(7,242)	2,163,370

Net Assets as of December 31, 2014:	$7,605,510	$295,834	$22,421,531	$1,765,697	$9,918,986

Investment Income:
Reinvested Dividends	68,366	—	—	9,558	32,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,297	2,955	381,615	24,397	143,513

Net Investment Income (Loss)	(56,931)	(2,955)	(381,615)	(14,839)	(110,546)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,026,065	20,734	2,059,022	331,707	1,986,456
Realized Gain (Loss) on Investments	(9,861)	86,107	564,748	19,966	(682,330)

Net Realized Capital Gains (Losses) on Investments	1,016,204	106,841	2,623,770	351,673	1,304,126
Net Change in Unrealized Appreciation (Depreciation)	(1,336,696)	(92,386)	(2,341,892)	(386,371)	(1,370,305)

Net Gain (Loss) on Investment	(320,492)	14,455	281,878	(34,698)	(66,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	(377,423)	11,500	(99,737)	(49,537)	(176,725)

Increase (Decrease) in Net Assets from Contract Transactions	922,540	(45,833)	2,523,075	(69,038)	(7,201,223)

Total Increase (Decrease) in Net Assets	545,117	(34,333)	2,423,338	(118,575)	(7,377,948)

Net Assets as of December 31, 2015:	$8,150,627	$261,501	$24,844,869	$1,647,122	$2,541,038

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA Voya Limited Maturity Bond Service Class Subaccount	TA Voya Mid Cap Opportunities Service Class Subaccount	TA WMC US Growth Initial Class Subaccount
Net Assets as of January 1, 2014:	$1,084,356	$1,151,493	$46,655	$—	$3,277,307

Investment Income:
Reinvested Dividends	24,916	33,458	78	—	27,267
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,481	22,251	614	—	43,186

Net Investment Income (Loss)	10,435	11,207	(536)	—	(15,919)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	110,149
Realized Gain (Loss) on Investments	15,966	38,301	4	—	131,294

Net Realized Capital Gains (Losses) on Investments	15,966	38,301	4	—	241,443
Net Change in Unrealized Appreciation (Depreciation)	(90,914)	(160,979)	41	—	52,260

Net Gain (Loss) on Investment	(74,948)	(122,678)	45	—	293,703
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,513)	(111,471)	(491)	—	277,784

Increase (Decrease) in Net Assets from Contract Transactions	(133,123)	670,182	1,369	—	(513,339)

Total Increase (Decrease) in Net Assets	(197,636)	558,711	878	—	(235,555)

Net Assets as of December 31, 2014:	$886,720	$1,710,204	$47,533	$—	$3,041,752

Investment Income:
Reinvested Dividends	25,695	77,075	320	—	21,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,996	37,627	622	—	41,476

Net Investment Income (Loss)	13,699	39,448	(302)	—	(20,178)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	13	—	934,412
Realized Gain (Loss) on Investments	14,572	6,672	4	—	109,223

Net Realized Capital Gains (Losses) on Investments	14,572	6,672	17	—	1,043,635
Net Change in Unrealized Appreciation (Depreciation)	(23,798)	(129,310)	(199)	—	(857,486)

Net Gain (Loss) on Investment	(9,226)	(122,638)	(182)	—	186,149
Net Increase (Decrease) in Net Assets Resulting from Operations	4,473	(83,190)	(484)	—	165,971

Increase (Decrease) in Net Assets from Contract Transactions	(113,256)	832,637	(392)	—	(392,785)

Total Increase (Decrease) in Net Assets	(108,783)	749,447	(876)	—	(226,814)

Net Assets as of December 31, 2015:	$777,937	$2,459,651	$46,657	$—	$2,814,938

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA WMC US Growth Service Class	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® REIT Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$1,861,412	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	15,864	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,274	—	—	—	—

Net Investment Income (Loss)	(17,410)	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,525	—	—	—	—
Realized Gain (Loss) on Investments	99,839	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	185,364	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	43,109	—	—	—	—

Net Gain (Loss) on Investment	228,473	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	211,063	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	837,147	—	—	—	—

Total Increase (Decrease) in Net Assets	1,048,210	—	—	—	—

Net Assets as of December 31, 2014:	$2,909,622	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	22,030	11,878	8,285	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,783	5,288	3,284	—	—

Net Investment Income (Loss)	(54,753)	6,590	5,001	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,389,040	21,752	6,805	—	—
Realized Gain (Loss) on Investments	(116,223)	(52)	(15)	—	—

Net Realized Capital Gains (Losses) on Investments	1,272,817	21,700	6,790	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,246,748)	(11,920)	(23,787)	—	—

Net Gain (Loss) on Investment	26,069	9,780	(16,997)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,684)	16,370	(11,996)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	11,471,852	707,208	442,005	—	—

Total Increase (Decrease) in Net Assets	11,443,168	723,578	430,009	—	—

Net Assets as of December 31, 2015:	$14,352,790	$723,578	$430,009	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	7,785	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	2,524	—	—	—

Net Investment Income (Loss)	—	5,261	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,460	—	—	—
Realized Gain (Loss) on Investments	—	(99)	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	1,361	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	(15,721)	—	—	—

Net Gain (Loss) on Investment	—	(14,360)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(9,099)	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	353,604	—	—	—

Total Increase (Decrease) in Net Assets	—	344,505	—	—	—

Net Assets as of December 31, 2015:	$—	$344,505	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Voya Strategic Allocation Moderate Class S Shares	Wanger International	Wanger USA
	Subaccount(1)	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—

Net Investment Income (Loss)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—
Realized Gain (Loss) on Investments	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—

Net Gain (Loss) on Investment	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—

Net Assets as of December 31, 2014:	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—

Net Investment Income (Loss)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—
Realized Gain (Loss) on Investments	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—

Net Gain (Loss) on Investment	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—

Net Assets as of December 31, 2015:	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares

AB Growth and Income Class B Shares

AB Large Cap Growth Class B Shares

American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares

American Funds - Bond Class 2 Shares

American Funds - Growth Class 2 Shares

American Funds - Growth-Income Class 2 Shares

American Funds - International Class 2 Shares

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2

Fidelity® VIP Contrafund® Initial Class

Fidelity® VIP Contrafund® Service Class 2

Fidelity® VIP Equity-Income Service Class 2

Fidelity® VIP Growth Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2

Fidelity® VIP Mid Cap Initial Class

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Mid Cap Service Class 2

Fidelity® VIP Value Strategies Initial Class

Fidelity® VIP Value Strategies Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Founding Funds Allocation Class 4 Shares

Franklin Income Class 2 Shares

Franklin Mutual Shares Class 2 Shares

Franklin Templeton Foreign Class 2 Shares

GE Investments Funds, Inc.

GE Investments Total Return Class 3 Shares

Mutual Fund

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®

American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Fund Class 2 Shares

American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Fund Class 2 Shares

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Founding Funds Allocation Fund Class 4 Shares

Franklin Income Fund Class 2 Shares

Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Fund Class 2 Shares

GE Investments Funds, Inc.

GE Investments Total Return Fund Class 3 Shares

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares

Invesco V.I. Value Opportunities Series II Shares

Janus Aspen Series

Janus Aspen - Enterprise Service Shares

Janus Aspen - Global Research Service Shares

Janus Aspen - Perkins Mid Cap Value Service Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Class 1 Shares

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Class 1 Shares

MFS® Variable Insurance Trust

MFS® New Discovery Service Class

MFS® Total Return Service Class

Transamerica Series Trust

TA AB Dynamic Allocation Initial Class

TA AB Dynamic Allocation Service Class

TA Aegon High Yield Bond Initial Class

TA Aegon High Yield Bond Service Class

TA Aegon Money Market Initial Class

TA Aegon Money Market Service Class

TA Aegon U.S. Government Securities Initial Class

TA Aegon U.S. Government Securities Service Class

TA American Funds Managed Risk - Balanced Service Class

TA Asset Allocation - Conservative Initial Class

TA Asset Allocation - Conservative Service Class

TA Asset Allocation - Growth Initial Class

TA Asset Allocation - Growth Service Class

TA Asset Allocation - Moderate Initial Class

TA Asset Allocation - Moderate Service Class

TA Asset Allocation - Moderate Growth Initial Class

TA Asset Allocation - Moderate Growth Service Class

TA Barrow Hanley Dividend Focused Initial Class

TA Barrow Hanley Dividend Focused Service Class

TA BlackRock Global Allocation Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class

TA BlackRock Tactical Allocation Service Class

TA Clarion Global Real Estate Securities Initial Class

TA Clarion Global Real Estate Securities Service Class

TA International Moderate Growth Service Class

TA Janus Balanced Service Class

Mutual Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund Series II Shares

Invesco V.I. Value Opportunities Fund Series II Shares

Janus Aspen Series

Janus Aspen - Enterprise Portfolio Service Shares

Janus Aspen - Global Research Portfolio Service Shares

Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Class 1 Shares

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Class 1 Shares

MFS® Variable Insurance Trust

MFS® New Discovery Series Service Class

MFS® Total Return Series Service Class

Transamerica Series Trust

Transamerica AB Dynamic Allocation VP Initial Class

Transamerica AB Dynamic Allocation VP Service Class

Transamerica Aegon High Yield Bond VP Initial Class

Transamerica Aegon High Yield Bond VP Service Class

Transamerica Aegon Money Market VP Initial Class

Transamerica Aegon Money Market VP Service Class

Transamerica Aegon U.S. Government Securities VP Initial Class

Transamerica Aegon U.S. Government Securities VP Service Class

Transamerica American Funds Managed Risk - Balanced VP Service Class

Transamerica Asset Allocation - Conservative VP Initial Class

Transamerica Asset Allocation - Conservative VP Service Class

Transamerica Asset Allocation - Growth VP Initial Class

Transamerica Asset Allocation - Growth VP Service Class

Transamerica Asset Allocation - Moderate VP Initial Class

Transamerica Asset Allocation - Moderate VP Service Class

Transamerica Asset Allocation - Moderate Growth VP Initial Class

Transamerica Asset Allocation - Moderate Growth VP Service Class

Transamerica Barrow Hanley Dividend Focused VP Initial Class

Transamerica Barrow Hanley Dividend Focused VP Service Class

Transamerica BlackRock Global Allocation VP Service Class

Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

Transamerica BlackRock Tactical Allocation VP Service Class

Transamerica Clarion Global Real Estate Securities VP Initial Class

Transamerica Clarion Global Real Estate Securities VP Service Class

Transamerica International Moderate Growth VP Service Class

Transamerica Janus Balanced VP Service Class

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount

Transamerica Series Trust

TA Jennison Growth Initial Class

TA Jennison Growth Service Class

TA JPMorgan Core Bond Service Class

TA JPMorgan Enhanced Index Initial Class

TA JPMorgan Enhanced Index Service Class

TA JPMorgan Mid Cap Value Service Class

TA JPMorgan Tactical Allocation Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class

TA Managed Risk - Balanced ETF Service Class

TA Managed Risk - Conservative ETF Service Class

TA Managed Risk - Growth ETF Service Class

TA Market Participation Strategy Service Class

TA MFS International Equity Initial Class

TA MFS International Equity Service Class

TA Morgan Stanley Capital Growth Initial Class

TA Morgan Stanley Capital Growth Service Class

TA Morgan Stanley Mid-Cap Growth Initial Class

TA Morgan Stanley Mid-Cap Growth Service Class

TA Multi-Managed Balanced Initial Class

TA Multi-Managed Balanced Service Class

TA Multi-Manager Alternative Strategies Service Class

TA PIMCO Tactical - Balanced Service Class

TA PIMCO Tactical - Conservative Service Class

TA PIMCO Tactical - Growth Service Class

TA PIMCO Total Return Initial Class

TA PIMCO Total Return Service Class

TA PineBridge Inflation Opportunities Service Class

TA ProFunds UltraBear Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class

TA Systematic Small/Mid Cap Value Initial Class

TA Systematic Small/Mid Cap Value Service Class

TA T. Rowe Price Small Cap Initial Class

TA T. Rowe Price Small Cap Service Class

TA Torray Concentrated Growth Initial Class

TA Torray Concentrated Growth Service Class

TA TS&W International Equity Initial Class

TA TS&W International Equity Service Class

Mutual Fund

Transamerica Series Trust

Transamerica Jennison Growth VP Initial Class

Transamerica Jennison Growth VP Service Class

Transamerica JPMorgan Core Bond VP Service Class

Transamerica JPMorgan Enhanced Index VP Initial Class

Transamerica JPMorgan Enhanced Index VP Service Class

Transamerica JPMorgan Mid Cap Value VP Service Class

Transamerica JPMorgan Tactical Allocation VP Service Class

Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

Transamerica Managed Risk - Balanced ETF VP Service Class

Transamerica Managed Risk - Conservative ETF VP Service Class

Transamerica Managed Risk - Growth ETF VP Service Class

Transamerica Market Participation Strategy VP Service Class

Transamerica MFS International Equity VP Initial Class

Transamerica MFS International Equity VP Service Class

Transamerica Morgan Stanley Capital Growth VP Initial Class

Transamerica Morgan Stanley Capital Growth VP Service Class

Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class

Transamerica Morgan Stanley Mid-Cap Growth VP Service Class

Transamerica Multi-Managed Balanced VP Initial Class

Transamerica Multi-Managed Balanced VP Service Class

Transamerica Multi-Manager Alt Strategies VP Service Class

Transamerica PIMCO Tactical - Balanced VP Service Class

Transamerica PIMCO Tactical - Conservative VP Service Class

Transamerica PIMCO Tactical - Growth VP Service Class

Transamerica PIMCO Total Return VP Initial Class

Transamerica PIMCO Total Return VP Service Class

Transamerica PineBridge Inflation Opportunities VP Service Class

Transamerica ProFunds UltraBear VP Service Class (OAM)

Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

Transamerica Systematic Small/Mid Cap Value VP Initial Class

Transamerica Systematic Small/Mid Cap Value VP Service Class

Transamerica T. Rowe Price Small Cap VP Initial Class

Transamerica T. Rowe Price Small Cap VP Service Class

Transamerica Torray Concentrated Growth VP Initial Class

Transamerica Torray Concentrated Growth VP Service Class

Transamerica TS&W International Equity VP Initial Class

Transamerica TS&W International Equity VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount

Transamerica Series Trust

TA Voya Limited Maturity Bond Service Class

TA Voya Mid Cap Opportunities Service Class

TA WMC US Growth Initial Class

TA WMC US Growth Service Class

Vanguard® Variable Insurance Fund

Vanguard® Equity Index

Vanguard® International

Vanguard® Mid-Cap Index

Vanguard® REIT Index

Vanguard® Short-Term Investment Grade

Vanguard® Total Bond Market Index

Voya Investors Trust

Voya Global Perspectives Class S Shares

Voya Large Cap Value Class S Shares

Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares

Voya Strategic Allocation Moderate Class S Shares

Wanger Advisors Trust

Wanger International

Wanger USA

Mutual Fund

Transamerica Series Trust

Transamerica Voya Limited Maturity Bond VP Service Class

Transamerica Voya Mid Cap Opportunities VP Service Class

Transamerica WMC US Growth VP Initial Class

Transamerica WMC US Growth VP Service Class

Vanguard® Variable Insurance Fund

Vanguard® Equity Index Portfolio

Vanguard® International Portfolio

Vanguard® Mid-Cap Index Portfolio

Vanguard® REIT Index Portfolio

Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index Portfolio

Voya Investors Trust

Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Portfolio Class S Shares

Wanger Advisors Trust

Wanger International

Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount

TA American Funds Managed Risk - Balanced Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class

Voya Global Perspectives Class S Shares

Voya Large Cap Value Class S Shares

Voya Strategic Allocation Conservative Class S Shares

Voya Strategic Allocation Moderate Class S Shares

TA Multi-Manager Alternative Strategies Service Class

Fidelity® VIP Contrafund® Initial Class

Fidelity® VIP Mid Cap Initial Class

Fidelity® VIP Value Strategies Initial Class

TA Voya Limited Maturity Bond Service Class

TA Voya Mid Cap Opportunities Service Class

Vanguard® Equity Index

Vanguard® International

Vanguard® Mid-Cap Index

Vanguard® REIT Index

Vanguard® Short-Term Investment Grade

Vanguard® Total Bond Market Index

Inception Date

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

May 1, 2015

November 4, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

May 1, 2013

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount	Inception Date
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA PineBridge Inflation Opportunities Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Conservative Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Service Class	May 2, 2011
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	May 2, 2011
The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:
Subaccount	Formerly
AB Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Class B Shares
AB Growth and Income Class B Shares	AllianceBernstein Growth and Income Class B Shares
AB Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Class B Shares
TA AB Dynamic Allocation Initial Class	TA AllianceBernstein Dynamic Allocation Initial Class
TA AB Dynamic Allocation Service Class	TA AllianceBernstein Dynamic Allocation Service Class
TA Managed Risk - Balanced ETF Service Class	TA Vanguard ETF - Balanced Service Class
TA Managed Risk - Conservative ETF Service Class	TA Vanguard ETF - Conservative Service Class
TA Managed Risk - Growth ETF Service Class	TA Vanguard ETF - Growth Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	TA Aegon Tactical Vanguard ETF - Conservative Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	TA Aegon Tactical Vanguard ETF - Balanced Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Aegon Tactical Vanguard ETF - Growth Service Class
During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount
TA Asset Allocation - Conservative Service Class	TA Voya Conservative Allocation Service Class
TA Asset Allocation - Moderate Service Class	TA Voya Balanced Allocation Service Class
TA Asset Allocation - Moderate Growth Service Class	TA Voya Moderate Growth Allocation Service Class

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2015.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$1,179,204	$473,765
AB Growth and Income Class B Shares	3,422,158	1,510,169
AB Large Cap Growth Class B Shares	46,447	49,602
American Funds - Asset Allocation Class 2 Shares	8,926,461	4,238,621
American Funds - Bond Class 2 Shares	4,261,699	1,549,821
American Funds - Growth Class 2 Shares	12,103,857	4,359,234
American Funds - Growth-Income Class 2 Shares	8,457,104	2,862,494
American Funds - International Class 2 Shares	5,951,331	9,526,015
Fidelity® VIP Balanced Service Class 2	6,649,301	3,084,088
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	16,858,736	17,120,618
Fidelity® VIP Equity-Income Service Class 2	139,672	152,326
Fidelity® VIP Growth Service Class 2	26,314	54,371
Fidelity® VIP Growth Opportunities Service Class 2	189	88
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	15,860,419	3,865,693
Fidelity® VIP Value Strategies Initial Class	276	148
Fidelity® VIP Value Strategies Service Class 2	3,075,412	8,024,162
Franklin Founding Funds Allocation Class 4 Shares	230,475	977,042
Franklin Income Class 2 Shares	250,626	4,852,136
Franklin Mutual Shares Class 2 Shares	90,028	52,503
Franklin Templeton Foreign Class 2 Shares	148,004	374,555
GE Investments Total Return Class 3 Shares	312,476	388,317
Invesco V.I. American Franchise Series II Shares	1,011	5,389
Invesco V.I. Value Opportunities Series II Shares	37,180	24,444
Janus Aspen - Enterprise Service Shares	33,738	29,287
Janus Aspen - Global Research Service Shares	5,541	22,967
Janus Aspen - Perkins Mid Cap Value Service Shares	233	105
JPMorgan Insurance Trust Core Bond Class 1 Shares	47,764	88,527
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	12,649	1,901
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	755	242
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,819	1,730
MFS® New Discovery Service Class	96,933	407,249
MFS® Total Return Service Class	123,124	118,137
TA AB Dynamic Allocation Initial Class	1,405	2,070
TA AB Dynamic Allocation Service Class	4,308,899	2,949,220

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon High Yield Bond Initial Class	$18,585	$40,651
TA Aegon High Yield Bond Service Class	1,678,832	1,060,420
TA Aegon Money Market Initial Class	129,421	158,413
TA Aegon Money Market Service Class	63,671,147	79,176,075
TA Aegon U.S. Government Securities Initial Class	9,615	65,512
TA Aegon U.S. Government Securities Service Class	77,392,767	37,955,345
TA American Funds Managed Risk - Balanced Service Class	9,546,682	179,401
TA Asset Allocation - Conservative Initial Class	3,680	43,036
TA Asset Allocation - Conservative Service Class	17,733,850	9,537,174
TA Asset Allocation - Growth Initial Class	2,465	3,232
TA Asset Allocation - Growth Service Class	1,777,264	1,525,397
TA Asset Allocation - Moderate Initial Class	47,781	66,704
TA Asset Allocation - Moderate Service Class	43,546,047	30,848,554
TA Asset Allocation - Moderate Growth Initial Class	10,584	69,328
TA Asset Allocation - Moderate Growth Service Class	32,809,692	20,769,779
TA Barrow Hanley Dividend Focused Initial Class	89,630	470,133
TA Barrow Hanley Dividend Focused Service Class	8,120,948	1,161,230
TA BlackRock Global Allocation Service Class	14,486,154	8,079,672
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	3,551,021	140,084
TA BlackRock Global Allocation Managed Risk - Growth Service Class	4,833,124	73,358
TA BlackRock Tactical Allocation Service Class	22,246,734	8,792,869
TA Clarion Global Real Estate Securities Initial Class	5,627	20,001
TA Clarion Global Real Estate Securities Service Class	1,962,228	1,245,947
TA International Moderate Growth Service Class	15,075,535	5,462,153
TA Janus Balanced Service Class	20,757,656	3,906,705
TA Jennison Growth Initial Class	230,747	366,341
TA Jennison Growth Service Class	7,637,771	2,070,959
TA JPMorgan Core Bond Service Class	7,395,810	2,160,117
TA JPMorgan Enhanced Index Initial Class	119,095	88,009
TA JPMorgan Enhanced Index Service Class	597,532	545,881
TA JPMorgan Mid Cap Value Service Class	6,501,143	3,811,511
TA JPMorgan Tactical Allocation Service Class	24,916,609	4,478,422
TA Legg Mason Dynamic Allocation - Balanced Service Class	44,770,962	5,847,642
TA Legg Mason Dynamic Allocation - Growth Service Class	32,470,681	4,839,799
TA Managed Risk - Balanced ETF Service Class	148,253,896	28,226,603
TA Managed Risk - Conservative ETF Service Class	27,711,028	13,969,268

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA Managed Risk - Growth ETF Service Class	$111,111,521	$51,133,970
TA Market Participation Strategy Service Class	8,535,880	2,969,901
TA MFS International Equity Initial Class	10,969	4,390
TA MFS International Equity Service Class	10,047,434	985,572
TA Morgan Stanley Capital Growth Initial Class	36,145	27,250
TA Morgan Stanley Capital Growth Service Class	1,449,663	698,095
TA Morgan Stanley Mid-Cap Growth Initial Class	14,963	13,548
TA Morgan Stanley Mid-Cap Growth Service Class	1,714,763	1,187,438
TA Multi-Managed Balanced Initial Class	3,137	706
TA Multi-Managed Balanced Service Class	5,553,793	1,395,036
TA Multi-Manager Alternative Strategies Service Class	116,154	2,503
TA PIMCO Tactical - Balanced Service Class	6,663,127	2,387,861
TA PIMCO Tactical - Conservative Service Class	10,218,399	2,855,038
TA PIMCO Tactical - Growth Service Class	16,528,781	2,544,502
TA PIMCO Total Return Initial Class	29,526	114,837
TA PIMCO Total Return Service Class	18,699,829	11,755,018
TA PineBridge Inflation Opportunities Service Class	2,662,060	2,656,863
TA ProFunds UltraBear Service Class (OAM)	1,322,089	419,109
TA QS Investors Active Asset Allocation - Conservative Service Class	7,342,993	3,480,274
TA QS Investors Active Asset Allocation - Moderate Service Class	19,158,904	9,851,008
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	19,949,460	8,105,281
TA Systematic Small/Mid Cap Value Initial Class	597,439	361,376
TA Systematic Small/Mid Cap Value Service Class	3,097,298	1,205,627
TA T. Rowe Price Small Cap Initial Class	160,459	188,513
TA T. Rowe Price Small Cap Service Class	7,987,510	3,787,011
TA Torray Concentrated Growth Initial Class	341,265	93,433
TA Torray Concentrated Growth Service Class	3,389,385	8,714,698
TA TS&W International Equity Initial Class	40,835	140,390
TA TS&W International Equity Service Class	1,347,490	475,405
TA Voya Limited Maturity Bond Service Class	1,091	1,772
TA Voya Mid Cap Opportunities Service Class	—	—
TA WMC US Growth Initial Class	1,006,132	484,697
TA WMC US Growth Service Class	13,697,223	891,082
Vanguard® Equity Index	740,839	5,288
Vanguard® International	457,095	3,284
Vanguard® Mid-Cap Index	—	—

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® REIT Index	$—	$—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	362,849	2,524
Voya Global Perspectives Class S Shares	100	100
Voya Large Cap Value Class S Shares	100	100
Voya Strategic Allocation Conservative Class S Shares	100	100
Voya Strategic Allocation Moderate Class S Shares	100	100
Wanger International	—	—
Wanger USA	—	—

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	207,730	(171,068)	36,662	424,121	(357,791)	66,330
AB Growth and Income Class B Shares	574,482	(420,925)	153,557	753,907	(275,044)	478,863
AB Large Cap Growth Class B Shares	2,163	(23,591)	(21,428)	—	(76,663)	(76,663)
American Funds - Asset Allocation Class 2 Shares	1,027,608	(1,479,337)	(451,729)	4,296,931	(2,469,541)	1,827,390
American Funds - Bond Class 2 Shares	833,522	(817,354)	16,168	1,215,398	(656,323)	559,075
American Funds - Growth Class 2 Shares	769,205	(730,512)	38,693	2,458,083	(293,304)	2,164,779
American Funds - Growth-Income Class 2 Shares	825,076	(415,933)	409,143	2,311,137	(648,798)	1,662,339
American Funds - International Class 2 Shares	1,478,153	(6,577,414)	(5,099,261)	1,664,709	(498,650)	1,166,059
Fidelity® VIP Balanced Service Class 2	1,792,739	(1,514,762)	277,977	2,221,401	(1,495,663)	725,738
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—
Fidelity® VIP Contrafund® Service Class 2	2,119,663	(4,976,354)	(2,856,691)	2,390,896	(493,654)	1,897,242
Fidelity® VIP Equity-Income Service Class 2	8,165	(74,857)	(66,692)	—	(67,217)	(67,217)
Fidelity® VIP Growth Service Class 2	—	(23,340)	(23,340)	—	(31,937)	(31,937)
Fidelity® VIP Growth Opportunities Service Class 2	—	(46)	(46)	—	(46)	(46)
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—
Fidelity® VIP Mid Cap Service Class 2	2,594,120	(616,900)	1,977,220	1,496,946	(355,848)	1,141,098
Fidelity® VIP Value Strategies Initial Class	—	(1)	(1)	—	—	—
Fidelity® VIP Value Strategies Service Class 2	499,391	(2,653,378)	(2,153,987)	1,760,028	(311,879)	1,448,149
Franklin Founding Funds Allocation Class 4 Shares	58,157	(489,552)	(431,395)	69,362	(522,331)	(452,969)
Franklin Income Class 2 Shares	50,305	(3,705,638)	(3,655,333)	18	(1,435,925)	(1,435,907)
Franklin Mutual Shares Class 2 Shares	4,360	(32,043)	(27,683)	11,541	(83,084)	(71,543)
Franklin Templeton Foreign Class 2 Shares	18,128	(329,105)	(310,977)	10,033	(413,459)	(403,426)
GE Investments Total Return Class 3 Shares	68,036	(250,901)	(182,865)	82,898	(123,781)	(40,883)
Invesco V.I. American Franchise Series II Shares	—	(1,831)	(1,831)	—	(1,886)	(1,886)
Invesco V.I. Value Opportunities Series II Shares	—	(13,426)	(13,426)	—	(14,696)	(14,696)
Janus Aspen - Enterprise Service Shares	—	(15,323)	(15,323)	—	(11,143)	(11,143)
Janus Aspen - Global Research Service Shares	2,242	(11,104)	(8,862)	—	(77,395)	(77,395)

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(36)	(36)	—	(36)	(36)
JPMorgan Insurance Trust Core Bond Class 1 Shares	18,828	(63,518)	(44,690)	8,508	(60,467)	(51,959)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	—	—	—	(3)	(3)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(50)	(50)	—	(51)	(51)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(328)	(328)	—	(300)	(300)
MFS® New Discovery Service Class	11,532	(156,779)	(145,247)	—	(1,840,900)	(1,840,900)
MFS® Total Return Service Class	5,232	(53,424)	(48,192)	116	(68,430)	(68,314)
TA AB Dynamic Allocation Initial Class	346	(710)	(364)	258	(590)	(332)
TA AB Dynamic Allocation Service Class	736,792	(1,708,074)	(971,282)	832,759	(1,174,990)	(342,231)
TA Aegon High Yield Bond Initial Class	4,930	(18,805)	(13,875)	8,644	(3,115)	5,529
TA Aegon High Yield Bond Service Class	290,466	(386,324)	(95,858)	282,892	(212,294)	70,598
TA Aegon Money Market Initial Class	95,523	(115,281)	(19,758)	56,333	(198,208)	(141,875)
TA Aegon Money Market Service Class	16,010,379	(18,807,174)	(2,796,795)	21,925,705	(28,268,530)	(6,342,825)
TA Aegon U.S. Government Securities Initial Class	—	(30,065)	(30,065)	—	(16,585)	(16,585)
TA Aegon U.S. Government Securities Service Class	10,934,877	(5,238,904)	5,695,973	10,029,796	(10,304,005)	(274,209)
TA American Funds Managed Risk - Balanced Service Class	994,103	(16,481)	977,622	—	—	—
TA Asset Allocation - Conservative Initial Class	—	(26,040)	(26,040)	—	—	—
TA Asset Allocation - Conservative Service Class	2,471,491	(4,867,456)	(2,395,965)	3,119,229	(4,754,469)	(1,635,240)
TA Asset Allocation - Growth Initial Class	—	(652)	(652)	—	(649)	(649)
TA Asset Allocation - Growth Service Class	188,591	(655,165)	(466,574)	438,317	(801,711)	(363,394)
TA Asset Allocation - Moderate Initial Class	—	(31,562)	(31,562)	—	(106,894)	(106,894)
TA Asset Allocation - Moderate Service Class	5,472,952	(13,304,502)	(7,831,550)	14,084,556	(9,865,690)	4,218,866
TA Asset Allocation - Moderate Growth Initial Class	—	(37,059)	(37,059)	36,797	(3,780)	33,017
TA Asset Allocation - Moderate Growth Service Class	4,121,881	(8,751,769)	(4,629,888)	5,257,068	(7,028,391)	(1,771,323)
TA Barrow Hanley Dividend Focused Initial Class	11,219	(189,101)	(177,882)	49,496	(252,386)	(202,890)
TA Barrow Hanley Dividend Focused Service Class	2,631,064	(277,546)	2,353,518	431,608	(246,255)	185,353
TA BlackRock Global Allocation Service Class	1,582,885	(3,465,502)	(1,882,617)	1,671,787	(3,753,317)	(2,081,530)

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	361,999	(13,366)	348,633	—	—	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class	497,588	(6,012)	491,576	—	—	—
TA BlackRock Tactical Allocation Service Class	2,267,011	(3,509,868)	(1,242,857)	4,669,054	(2,969,211)	1,699,843
TA Clarion Global Real Estate Securities Initial Class	1,651	(7,337)	(5,686)	—	(7,394)	(7,394)
TA Clarion Global Real Estate Securities Service Class	272,076	(466,535)	(194,459)	488,653	(256,418)	232,235
TA International Moderate Growth Service Class	3,559,758	(3,514,035)	45,723	2,368,055	(2,042,384)	325,671
TA Janus Balanced Service Class	3,868,013	(1,555,840)	2,312,173	3,816,439	(1,028,291)	2,788,148
TA Jennison Growth Initial Class	43,501	(202,895)	(159,394)	115,801	(234,832)	(119,031)
TA Jennison Growth Service Class	1,723,825	(592,279)	1,131,546	547,687	(208,857)	338,830
TA JPMorgan Core Bond Service Class	1,992,568	(998,287)	994,281	4,016,161	(929,773)	3,086,388
TA JPMorgan Enhanced Index Initial Class	4,968	(30,067)	(25,099)	59,507	(42,331)	17,176
TA JPMorgan Enhanced Index Service Class	63,113	(132,320)	(69,207)	241,812	(17,237)	224,575
TA JPMorgan Mid Cap Value Service Class	880,698	(871,596)	9,102	1,936,859	(628,252)	1,308,607
TA JPMorgan Tactical Allocation Service Class	3,805,037	(1,741,837)	2,063,200	2,780,312	(2,053,451)	726,861
TA Legg Mason Dynamic Allocation - Balanced Service Class	8,462,929	(1,328,997)	7,133,932	4,451,631	(1,489,092)	2,962,539
TA Legg Mason Dynamic Allocation - Growth Service Class	4,590,502	(996,819)	3,593,683	3,655,017	(490,980)	3,164,037
TA Managed Risk - Balanced ETF Service Class	15,645,587	(12,411,003)	3,234,584	18,809,025	(11,810,971)	6,998,054
TA Managed Risk - Conservative ETF Service Class	3,615,391	(5,947,354)	(2,331,963)	8,170,027	(3,280,130)	4,889,897
TA Managed Risk - Growth ETF Service Class	10,225,626	(19,201,094)	(8,975,468)	31,719,217	(14,980,961)	16,738,256
TA Market Participation Strategy Service Class	2,132,007	(568,393)	1,563,614	2,127,631	(499,204)	1,628,427
TA MFS International Equity Initial Class	6,995	(2,498)	4,497	—	(10)	(10)
TA MFS International Equity Service Class	4,053,206	(232,159)	3,821,047	443,212	(199,009)	244,203
TA Morgan Stanley Capital Growth Initial Class	12,814	(11,344)	1,470	12,850	(24)	12,826
TA Morgan Stanley Capital Growth Service Class	228,979	(185,771)	43,208	119,780	(132,402)	(12,622)
TA Morgan Stanley Mid-Cap Growth Initial Class	5,372	(9,418)	(4,046)	—	(8,556)	(8,556)
TA Morgan Stanley Mid-Cap Growth Service Class	211,193	(332,902)	(121,709)	386,111	(408,327)	(22,216)
TA Multi-Managed Balanced Initial Class	—	—	—	—	—	—

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Multi-Managed Balanced Service Class	701,245	(500,735)	200,510	871,890	(393,877)	478,013
TA Multi-Manager Alternative Strategies Service Class	11,271	(179)	11,092	4,400	(2,112)	2,288
TA PIMCO Tactical - Balanced Service Class	1,217,926	(813,932)	403,994	2,299,977	(663,587)	1,636,390
TA PIMCO Tactical - Conservative Service Class	1,435,839	(610,891)	824,948	2,189,301	(275,114)	1,914,187
TA PIMCO Tactical - Growth Service Class	2,263,491	(735,934)	1,527,557	1,529,837	(447,257)	1,082,580
TA PIMCO Total Return Initial Class	8,036	(68,275)	(60,239)	3,813	(30,749)	(26,936)
TA PIMCO Total Return Service Class	3,113,907	(5,515,775)	(2,401,868)	3,713,975	(10,691,545)	(6,977,570)
TA PineBridge Inflation Opportunities Service Class	724,978	(1,742,945)	(1,017,967)	965,996	(2,967,337)	(2,001,341)
TA ProFunds UltraBear Service Class (OAM)	14,311,365	(4,796,934)	9,514,431	2,977,692	(2,092,997)	884,695
TA QS Investors Active Asset Allocation - Conservative Service Class	963,073	(2,044,012)	(1,080,939)	1,344,902	(1,554,645)	(209,743)
TA QS Investors Active Asset Allocation - Moderate Service Class	2,179,317	(3,380,845)	(1,201,528)	5,273,279	(2,398,590)	2,874,689
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	2,188,996	(2,925,237)	(736,241)	3,837,995	(1,498,043)	2,339,952
TA Systematic Small/Mid Cap Value Initial Class	14,331	(34,425)	(20,094)	4,435	(44,645)	(40,210)
TA Systematic Small/Mid Cap Value Service Class	538,823	(383,157)	155,666	1,443,420	(300,982)	1,142,438
TA T. Rowe Price Small Cap Initial Class	17,109	(91,842)	(74,733)	1,769	(29,218)	(27,449)
TA T. Rowe Price Small Cap Service Class	793,477	(678,016)	115,461	1,314,687	(480,412)	834,275
TA Torray Concentrated Growth Initial Class	—	(12,115)	(12,115)	4,672	(32,406)	(27,734)
TA Torray Concentrated Growth Service Class	402,833	(3,366,142)	(2,963,309)	462,317	(196,158)	266,159
TA TS&W International Equity Initial Class	7,160	(58,783)	(51,623)	50	(60,780)	(60,730)
TA TS&W International Equity Service Class	166,704	(105,070)	61,634	153,500	(115,083)	38,417
TA Voya Limited Maturity Bond Service Class	78	(120)	(42)	141	(2)	139
TA Voya Mid Cap Opportunities Service Class	—	—	—	—	—	—
TA WMC US Growth Initial Class	37,565	(324,052)	(286,487)	6,260	(403,144)	(396,884)
TA WMC US Growth Service Class	4,341,572	(208,473)	4,133,099	262,775	(199,839)	62,936
Vanguard® Equity Index	54,305	—	54,305	—	—	—
Vanguard® International	40,206	—	40,206	—	—	—

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Mid-Cap Index	—	—	—	—	—	—
Vanguard® REIT Index	—	—	—	—	—	—
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—
Vanguard® Total Bond Market Index	34,255	—	34,255	—	—	—
Voya Global Perspectives Class S Shares	—	—	—	—	—	—
Voya Large Cap Value Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—
Wanger USA	—	—	—	—	—	—

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
	12/31/2015	2,341,162	$11.58	to	$11.11	$4,557,024	2.04%	0.65%	to	2.20%	0.64%	to	(0.91)%
	12/31/2014	2,304,500	11.51	to	11.21	4,312,479	2.49	0.65	to	2.20	6.42	to	4.78
	12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
	12/31/2012	2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
	12/31/2011	1,832,858	1.30	to	1.26	2,349,882	2.06	1.35	to	2.15	(4.34)	to	(5.09)
AB Growth and Income Class B Shares
	12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)
	12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
	12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
	12/31/2012	3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
	12/31/2011	849,814	0.96	to	1.11	923,992	1.08	1.15	to	1.95	4.87	to	4.05
AB Large Cap Growth Class B Shares
	12/31/2015	229,886	2.00	to	1.99	468,281	—	1.15	to	1.95	9.59	to	8.74
	12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
	12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
	12/31/2012	398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
	12/31/2011	460,120	1.04	to	1.06	477,122	0.09	1.15	to	1.95	(4.85)	to	(5.59)
American Funds - Asset Allocation Class 2 Shares
	12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)
	12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
	12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
	12/31/2012	11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
	12/31/2011	8,787,782	1.12	to	1.10	9,751,221	2.40	1.45	to	2.25	(0.15)	to	(0.93)
American Funds - Bond Class 2 Shares
	12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)
	12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
	12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
	12/31/2012	3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
	12/31/2011	2,203,868	1.09	to	1.07	2,387,530	4.18	1.45	to	2.25	4.59	to	3.78
American Funds - Growth Class 2 Shares
	12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43
	12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
	12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
	12/31/2012	2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
	12/31/2011	1,947,981	1.11	to	1.09	2,137,991	0.73	1.45	to	2.25	(5.64)	to	(6.38)
American Funds - Growth-Income Class 2 Shares
	12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)
	12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
	12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
	12/31/2012	1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
	12/31/2011	607,079	1.07	to	1.05	646,432	1.94	1.45	to	2.25	(3.23)	to	(3.99)
American Funds - International Class 2 Shares
	12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)
	12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
	12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96
	12/31/2012	3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30
	12/31/2011	1,832,881	0.88	to	0.86	1,602,932	3.35	1.45	to	2.25	(15.19)	to	(15.86)

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

			At December 31					For the Year Ended December 31
				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
				Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount			Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Balanced Service Class 2
	12/31/2015		10,652,231	$12.22	to	$11.73	$20,942,222	1.38%	0.45%	to	2.00%	(0.09)%	to	(1.63)%
	12/31/2014		10,374,254	12.23	to	11.92	18,248,581	1.52	0.45	to	2.00	9.52	to	7.84
	12/31/2013		9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
	12/31/2012		9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
	12/31/2011		8,653,714	1.01	to	0.98	8,629,489	1.76	1.15	to	1.95	(4.92)	to	(5.66)
Fidelity® VIP Contrafund® Initial Class
	12/31/2015		—	13.38	to	13.25	—	—	0.65	to	1.00	0.02	to	(0.33)
	12/31/2014		—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
	12/31/2013	(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
	12/31/2015		7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)
	12/31/2014		10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
	12/31/2013		8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
	12/31/2012		4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
	12/31/2011		3,006,926	1.06	to	1.38	4,034,494	0.91	1.15	to	1.95	(3.89)	to	(4.64)
Fidelity® VIP Equity-Income Service Class 2
	12/31/2015		522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)
	12/31/2014		589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
	12/31/2013		656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
	12/31/2012		807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
	12/31/2011		924,559	0.92	to	1.13	1,060,079	2.98	1.15	to	1.95	(0.49)	to	(1.27)
Fidelity® VIP Growth Service Class 2
	12/31/2015		427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86
	12/31/2014		451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
	12/31/2013		483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
	12/31/2012		535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
	12/31/2011		679,354	1.08	to	1.07	769,250	0.14	1.15	to	1.95	(1.17)	to	(1.94)
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2015		1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74
	12/31/2014		1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
	12/31/2013		1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
	12/31/2012		1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
	12/31/2011		1,513	1.00	to	0.76	1,170	—	1.25	to	1.55	0.71	to	0.42
Fidelity® VIP Mid Cap Initial Class
	12/31/2015		—	12.88	to	12.76	—	—	0.65	to	1.00	(2.03)	to	(2.37)
	12/31/2014		—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
	12/31/2013	(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
	12/31/2015		5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)
	12/31/2014		3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
	12/31/2013		2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
	12/31/2012		2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
	12/31/2011		1,387,879	1.12	to	1.69	2,437,002	0.03	1.15	to	1.95	(11.86)	to	(12.56)
Fidelity® VIP Value Strategies Initial Class
	12/31/2015		1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)
	12/31/2014		1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
	12/31/2013	(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—
Fidelity® VIP Value Strategies Service Class 2
	12/31/2015		2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)
	12/31/2014		4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
	12/31/2013		2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
	12/31/2012		1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
	12/31/2011		830,684	0.99	to	1.09	1,092,846	0.97	1.15	to	1.95	(10.07)	to	(10.78)

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Founding Funds Allocation Class 4 Shares
12/31/2015		2,139,547	$1.75	to	$1.66	$3,663,185	2.77%	1.30%	to	2.10%	(7.44)%	to	(8.17)%
12/31/2014		2,570,942	1.89	to	1.80	4,770,440	2.69	1.30	to	2.10	1.43	to	0.64
12/31/2013		3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
12/31/2012		3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
12/31/2011		3,148,006	1.34	to	1.31	4,188,097	0.02	1.30	to	2.10	(2.93)	to	(3.69)
Franklin Income Class 2 Shares
12/31/2015		2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)
12/31/2014		6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
12/31/2013		8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
12/31/2012		9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
12/31/2011		4,128,140	1.02	to	0.98	4,237,498	5.40	1.15	to	1.95	1.22	to	0.43
Franklin Mutual Shares Class 2 Shares
12/31/2015		686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)
12/31/2014		713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
12/31/2013		785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
12/31/2012		856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
12/31/2011		1,169,752	0.80	to	0.78	969,357	2.59	1.15	to	1.95	(2.16)	to	(2.93)
Franklin Templeton Foreign Class 2 Shares
12/31/2015		1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)
12/31/2014		2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
12/31/2013		2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
12/31/2012		3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
12/31/2011		2,049,097	0.81	to	0.78	1,659,813	1.84	1.15	to	1.95	(11.65)	to	(12.34)
GE Investments Total Return Class 3 Shares
12/31/2015		1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)
12/31/2014		1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
12/31/2013		1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
12/31/2012		1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
12/31/2011		1,016,829	1.04	to	1.02	1,046,926	2.28	1.35	to	2.15	(4.39)	to	(5.13)
Invesco V.I. American Franchise Series II Shares
12/31/2015		126,470	1.48	to	1.44	184,547	—	1.15	to	1.95	3.56	to	2.75
12/31/2014		128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
12/31/2013		130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38.21	to	37.12
12/31/2012	(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
12/31/2015		284,360	1.12	to	1.24	341,515	2.29	1.15	to	1.95	(11.67)	to	(12.36)
12/31/2014		297,786	1.27	to	1.41	407,212	1.15	1.15	to	1.95	5.18	to	4.35
12/31/2013		312,482	1.20	to	1.35	406,761	1.21	1.15	to	1.95	31.76	to	30.72
12/31/2012		317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
12/31/2011		601,647	0.79	to	0.90	522,013	0.79	1.15	to	1.95	(4.49)	to	(5.24)
Janus Aspen - Enterprise Service Shares
12/31/2015		101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78
12/31/2014		116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
12/31/2013		128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
12/31/2012		132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
12/31/2011		215,568	1.30	to	1.64	317,350	—	1.15	to	1.95	(2.77)	to	(3.53)
Janus Aspen - Global Research Service Shares
12/31/2015		299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)
12/31/2014		308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
12/31/2013		385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63
12/31/2012		436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56
12/31/2011		678,229	0.93	to	0.97	585,812	0.67	1.15	to	1.95	(14.96)	to	(15.63)

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Aspen - Perkins Mid Cap Value Service Shares
12/31/2015	1,039	$2.06	to	$1.96	$2,083	1.04%	1.25%	to	1.55%	(4.88)%	to	(5.16)%
12/31/2014	1,075	2.16	to	2.07	2,268	3.34	1.25	to	1.55	7.10	to	6.78
12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
12/31/2012	1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
12/31/2011	1,184	1.48	to	1.43	1,723	0.59	1.25	to	1.55	(4.18)	to	(4.46)
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)
12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
12/31/2012	691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
12/31/2011	747,681	1.21	to	1.18	897,272	6.51	1.25	to	1.95	6.13	to	5.41
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)
12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
12/31/2012	52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
12/31/2011	52,148	1.62	to	1.59	84,276	1.29	1.25	to	1.95	0.90	to	0.21
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)
12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
12/31/2012	7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
12/31/2011	7,135	1.56	to	1.53	11,112	0.12	1.25	to	1.95	(5.94)	to	(6.59)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)
12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
12/31/2012	26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
12/31/2011	27,117	1.47	to	1.44	39,817	—	1.25	to	1.95	(3.08)	to	(3.74)
MFS® New Discovery Service Class
12/31/2015	840,975	1.98	to	1.86	1,819,446	—	1.15	to	1.95	(3.26)	to	(4.02)
12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
12/31/2012	3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
12/31/2011	1,433,185	1.34	to	1.30	2,093,106	—	1.15	to	1.95	(11.51)	to	(12.20)
MFS® Total Return Service Class
12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)
12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
12/31/2012	1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
12/31/2011	1,740,113	1.08	to	1.20	2,082,849	2.55	1.15	to	1.95	0.43	to	(0.35)
TA Aegon High Yield Bond Initial Class
12/31/2015	53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)
12/31/2014	67,661	10.44	to	1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61
12/31/2012	86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17
12/31/2011	84,568	1.71	to	1.41	139,287	6.70	1.25	to	1.90	3.48	to	2.82
TA Aegon High Yield Bond Service Class
12/31/2015	2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)
12/31/2014	2,664,043	10.31	to	10.13	5,933,436	5.62	0.90	to	2.00	2.68	to	1.55
12/31/2013	2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
12/31/2012	1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
12/31/2011	1,504,010	1.32	to	1.42	2,147,896	8.13	1.15	to	1.95	3.35	to	2.54

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Aegon Money Market Initial Class
12/31/2015		106,547	$1.02	to	$0.94	$143,537	0.01%	1.25%	to	1.90%	(1.23)%	to	(1.86)%
12/31/2014		126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2013		268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
12/31/2012		323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
12/31/2011		178,134	1.07	to	1.01	253,669	0.01	1.25	to	1.90	(1.22)	to	(1.85)
TA Aegon Money Market Service Class
12/31/2015		10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2014		13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
12/31/2013		19,530,196	0.99	to	0.95	41,003,054	—	0.45	to	1.95	(0.44)	to	(1.91)
12/31/2012		13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
12/31/2011		14,149,682	0.97	to	0.99	14,467,349	0.01	1.00	to	1.95	(0.98)	to	(1.90)
TA Aegon U.S. Government Securities Initial Class
12/31/2015		153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)
12/31/2014		184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
12/31/2013		200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2012		218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
12/31/2011		329,971	1.43	to	1.27	646,341	2.72	1.25	to	1.90	6.28	to	5.61
TA Aegon U.S. Government Securities Service Class
12/31/2015		19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)
12/31/2014		14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
12/31/2013		14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
12/31/2012		22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
12/31/2011		21,761,127	1.18	to	1.24	27,198,337	2.41	1.00	to	1.95	6.23	to	5.24
TA American Funds Managed Risk - Balanced Service Class
12/31/2015	(1)	977,622	9.59	to	9.49	9,319,240	—	0.45	to	2.00	—	to	—
TA AB Dynamic Allocation Initial Class
12/31/2015		40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)
12/31/2014		40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
12/31/2013		41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
12/31/2012		39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
12/31/2011		37,745	1.46	to	1.21	54,251	0.80	1.25	to	1.90	0.56	to	(0.08)
TA AB Dynamic Allocation Service Class
12/31/2015		9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)
12/31/2014		10,378,014	10.71	to	10.44	20,046,123	0.83	0.45	to	2.00	4.88	to	3.27
12/31/2013		10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
12/31/2012		9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
12/31/2011		7,661,532	1.10	to	1.23	9,065,437	0.98	1.15	to	1.95	0.51	to	(0.28)
TA Asset Allocation - Conservative Initial Class
12/31/2015		9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)
12/31/2014		35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
12/31/2013		35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33
12/31/2012		67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45
12/31/2011		106,253	1.46	to	1.27	153,293	2.57	1.25	to	1.90	1.39	to	0.75
TA Asset Allocation - Conservative Service Class
12/31/2015		29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)
12/31/2014		31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
12/31/2013		33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
12/31/2012		31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
12/31/2011		24,139,988	1.15	to	1.28	31,687,943	2.65	1.15	to	1.95	1.20	to	0.40

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Asset Allocation - Growth Initial Class
12/31/2015	82,219	$1.76	to	$1.54	$141,457	1.65%	1.25%	to	1.90%	(3.14)%	to	(3.76)%
12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
12/31/2011	49,928	1.28	to	1.16	63,133	1.37	1.25	to	1.90	(6.58)	to	(7.18)
TA Asset Allocation - Growth Service Class
12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)
12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
12/31/2011	2,585,872	0.95	to	1.20	3,059,442	0.93	1.15	to	1.95	(6.77)	to	(7.50)
TA Asset Allocation - Moderate Initial Class
12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)
12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
12/31/2011	668,707	1.45	to	1.27	957,577	2.17	1.25	to	1.90	(0.65)	to	(1.29)
TA Asset Allocation - Moderate Service Class
12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)
12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
12/31/2011	62,966,719	1.13	to	1.30	86,581,469	2.34	1.15	to	1.95	(0.85)	to	(1.62)
TA Asset Allocation - Moderate Growth Initial Class
12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)
12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
12/31/2011	248,447	1.39	to	1.24	343,791	2.07	1.25	to	1.90	(3.22)	to	(3.84)
TA Asset Allocation - Moderate Growth Service Class
12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)
12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
12/31/2011	57,980,677	1.05	to	1.27	76,522,250	1.83	1.15	to	1.95	(3.38)	to	(4.14)
TA Barrow Hanley Dividend Focused Initial Class
12/31/2015	1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)
12/31/2014	1,664,774	13.08	to	1.89	3,844,650	1.34	0.45	to	1.90	11.67	to	10.08
12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
12/31/2011	2,414,115	1.33	to	1.22	3,501,409	1.71	1.25	to	1.90	1.47	to	0.82
TA Barrow Hanley Dividend Focused Service Class
12/31/2015	4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)
12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44
12/31/2012	5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33
12/31/2011	2,236,795	0.91	to	1.30	3,187,834	1.38	1.15	to	1.95	1.29	to	0.50
TA BlackRock Global Allocation Service Class
12/31/2015	32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)
12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
12/31/2012	34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
12/31/2011	30,352,416	1.24	to	1.22	37,446,891	0.69	1.25	to	2.05	(5.01)	to	(5.75)

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2015	(1)	348,633	$9.54	to	$9.37	$3,294,098	—%	0.45%	to	2.00%	—%	to	—%
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2015	(1)	491,576	9.34	to	9.18	4,545,309	—	0.45	to	2.00	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2015		33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)
12/31/2014		34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
12/31/2013		33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
12/31/2012		24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
12/31/2011		10,049,931	1.36	to	1.34	13,601,215	1.18	1.15	to	1.95	2.57	to	1.76
TA Clarion Global Real Estate Securities Initial Class
12/31/2015		8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)
12/31/2014		14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
12/31/2013		22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
12/31/2012		22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
12/31/2011		22,389	1.90	to	1.49	42,064	7.90	1.25	to	1.90	(6.90)	to	(7.49)
TA Clarion Global Real Estate Securities Service Class
12/31/2015		1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)
12/31/2014		2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
12/31/2013		1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
12/31/2012		1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
12/31/2011		841,211	0.87	to	1.51	1,134,570	7.10	1.15	to	1.95	(7.08)	to	(7.80)
TA International Moderate Growth Service Class
12/31/2015		21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)
12/31/2014		21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
12/31/2013		21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
12/31/2012		18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
12/31/2011		13,843,772	0.94	to	0.85	12,042,962	1.90	1.15	to	1.95	(8.58)	to	(9.30)
TA Janus Balanced Service Class
12/31/2015		14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)
12/31/2014		11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
12/31/2013		9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74
12/31/2012		3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
12/31/2011		1,379,311	0.89	to	0.87	1,214,507	0.16	1.15	to	1.95	(11.82)	to	(12.51)
TA Jennison Growth Initial Class
12/31/2015		1,148,264	15.39	to	2.20	2,001,597	—	0.45	to	1.90	10.90	to	9.33
12/31/2014		1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
12/31/2013		1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
12/31/2012		1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
12/31/2011		2,103,003	0.96	to	1.22	1,985,265	0.12	1.25	to	1.90	(1.85)	to	(2.48)
TA Jennison Growth Service Class
12/31/2015		5,878,652	15.10	to	14.67	18,662,985	—	0.90	to	2.00	10.12	to	8.91
12/31/2014		4,747,106	13.72	to	13.47	12,818,115	—	0.90	to	2.00	8.81	to	7.62
12/31/2013		4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
12/31/2012		3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
12/31/2011		1,743,989	1.15	to	1.21	2,358,279	—	1.15	to	1.95	(1.90)	to	(2.67)
TA JPMorgan Core Bond Service Class
12/31/2015		9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)
12/31/2014		8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
12/31/2013		5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
12/31/2012		4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
12/31/2011	(1)	1,375,323	1.05	to	1.04	1,436,021	3.19	1.15	to	1.95	—	to	—

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Enhanced Index Initial Class
12/31/2015		236,425	$13.40	to	$1.83	$634,049	0.97%	0.45%	to	1.90%	(0.52)%	to	(1.94)%
12/31/2014		261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
12/31/2013		244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
12/31/2012		260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
12/31/2011		388,931	1.01	to	1.12	575,064	1.21	1.25	to	1.90	(0.50)	to	(1.14)
TA JPMorgan Enhanced Index Service Class
12/31/2015		378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)
12/31/2014		447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
12/31/2013		223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
12/31/2012		150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
12/31/2011		105,155	1.03	to	1.16	121,663	1.08	1.15	to	1.95	(0.67)	to	(1.44)
TA JPMorgan Mid Cap Value Service Class
12/31/2015		5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)
12/31/2014		5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
12/31/2013		4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
12/31/2012		3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
12/31/2011		990,822	1.26	to	1.24	1,238,348	1.00	1.15	to	1.95	0.58	to	(0.21)
TA JPMorgan Tactical Allocation Service Class
12/31/2015		22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)
12/31/2014		20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
12/31/2013		19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28
12/31/2012		14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
12/31/2011	(1)	2,836,026	1.00	to	0.99	2,823,875	1.02	1.15	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2015		24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014		16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
12/31/2013		14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
12/31/2012	(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2015		16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)
12/31/2014		12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
12/31/2013		9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
12/31/2012	(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Managed Risk - Balanced ETF Service Class
12/31/2015		140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)
12/31/2014		136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
12/31/2013		129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
12/31/2012		92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
12/31/2011		55,196,098	1.11	to	1.01	57,381,801	1.17	1.00	to	1.95	0.46	to	(0.47)
TA Managed Risk - Conservative ETF Service Class
12/31/2015		37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)
12/31/2014		40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
12/31/2013		35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
12/31/2012		32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
12/31/2011		20,543,306	1.11	to	1.08	22,551,897	0.68	1.00	to	1.95	2.15	to	1.21
TA Managed Risk - Growth ETF Service Class
12/31/2015		130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)
12/31/2014		139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
12/31/2013		122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
12/31/2012		79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
12/31/2011		57,119,875	1.05	to	0.93	55,427,571	1.54	1.00	to	1.95	(2.11)	to	(3.02)

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Market Participation Strategy Service Class
12/31/2015		8,065,884	$11.35	to	$10.89	$31,264,212	—%	0.45%	to	2.00%	(3.68)%	to	(5.16)%
12/31/2014		6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
12/31/2013		4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
12/31/2012	(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
12/31/2015		53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)
12/31/2014		49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
12/31/2013		49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
12/31/2012		49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
12/31/2011		50,143	1.06	to	1.26	52,546	1.88	1.25	to	1.90	(11.17)	to	(11.73)
TA MFS International Equity Service Class
12/31/2015		5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)
12/31/2014		1,240,007	10.44	to	10.26	3,695,090	0.95	0.90	to	2.00	(6.26)	to	(7.28)
12/31/2013		995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52
12/31/2012		784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
12/31/2011		519,700	0.97	to	1.33	578,305	1.21	1.15	to	1.95	(11.24)	to	(11.93)
TA Morgan Stanley Capital Growth Initial Class
12/31/2015		34,497	2.18	to	2.14	81,045	—	1.25	to	1.90	10.41	to	9.70
12/31/2014		33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
12/31/2013		20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
12/31/2012		20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
12/31/2011		20,281	1.13	to	1.13	24,817	—	1.25	to	1.90	(6.97)	to	(7.56)
TA Morgan Stanley Capital Growth Service Class
12/31/2015		530,782	15.84	to	15.39	2,180,373	—	0.90	to	2.00	10.45	to	9.24
12/31/2014		487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
12/31/2013		500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
12/31/2012		465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99
12/31/2011		525,278	1.03	to	1.18	579,273	—	1.15	to	1.95	(7.06)	to	(7.78)
TA Morgan Stanley Mid-Cap Growth Initial Class
12/31/2015		24,339	11.69	to	1.95	33,445	—	0.45	to	1.90	(5.46)	to	(6.80)
12/31/2014		28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
12/31/2013		36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
12/31/2012		38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04
12/31/2011		82,859	1.02	to	1.46	83,380	0.31	1.25	to	1.90	(7.86)	to	(8.45)
TA Morgan Stanley Mid-Cap Growth Service Class
12/31/2015		1,283,293	11.47	to	11.14	3,821,907	—	0.90	to	2.00	(6.11)	to	(7.14)
12/31/2014		1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
12/31/2013		1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
12/31/2012		1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
12/31/2011		1,905,110	1.38	to	1.39	2,750,031	0.22	1.15	to	1.95	(7.97)	to	(8.69)
TA Multi-Managed Balanced Initial Class
12/31/2015		23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)
12/31/2014		23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
12/31/2013		23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
12/31/2012		23,192	1.75	to	1.57	39,897	—	1.25	to	1.90	11.17	to	10.46
12/31/2011		—	1.57	to	1.42	—	—	1.25	to	1.90	2.75	to	2.10
TA Multi-Managed Balanced Service Class
12/31/2015		4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)
12/31/2014		4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
12/31/2013		3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
12/31/2012		2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
12/31/2011		2,609,105	1.24	to	1.42	3,671,757	2.35	1.15	to	1.95	2.57	to	1.77

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Multi-Manager Alternative Strategies Service Class
12/31/2015		13,978	$9.85	to	$9.60	$136,414	0.36%	0.45%	to	1.65%	(6.03)%	to	(7.15)%
12/31/2014		2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
12/31/2013	(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
12/31/2015		11,441,634	10.95	to	10.50	32,381,298	—	0.45	to	2.00	(2.98)	to	(4.48)
12/31/2014		11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
12/31/2013		9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
12/31/2012		3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
12/31/2011		1,562,351	0.93	to	0.92	1,443,848	1.21	1.15	to	1.95	(4.50)	to	(5.25)
TA PIMCO Tactical - Conservative Service Class
12/31/2015		6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)
12/31/2014		5,302,381	11.08	to	10.80	10,002,783	1.31	0.45	to	2.00	8.24	to	6.57
12/31/2013		3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
12/31/2012		1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
12/31/2011		916,713	0.91	to	0.89	824,736	1.44	1.15	to	1.95	(8.51)	to	(9.23)
TA PIMCO Tactical - Growth Service Class
12/31/2015		7,697,689	11.07	to	10.62	28,486,728	—	0.45	to	2.00	(3.89)	to	(5.37)
12/31/2014		6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
12/31/2013		5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
12/31/2012		1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
12/31/2011		630,345	0.88	to	0.86	550,036	1.26	1.15	to	1.95	(12.62)	to	(13.30)
TA PIMCO Total Return Initial Class
12/31/2015		184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)
12/31/2014		244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
12/31/2013		271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)
12/31/2012		344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
12/31/2011		518,608	1.54	to	1.35	787,899	2.32	1.25	to	1.90	4.96	to	4.29
TA PIMCO Total Return Service Class
12/31/2015		35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)
12/31/2014		38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
12/31/2013		45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
12/31/2012		43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
12/31/2011		22,909,610	1.24	to	1.33	29,757,483	2.42	1.00	to	1.95	4.90	to	3.93
TA PineBridge Inflation Opportunities Service Class
12/31/2015		10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)
12/31/2014		11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
12/31/2013		13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
12/31/2012		13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25
12/31/2011	(1)	4,114,180	1.07	to	1.06	4,386,948	—	1.15	to	1.95	—	to	—
TA ProFunds UltraBear Service Class (OAM)
12/31/2015		13,939,989	0.08	to	0.08	1,122,262	—	1.00	to	1.95	(8.20)	to	(9.05)
12/31/2014		4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
12/31/2013		3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
12/31/2012		17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
12/31/2011		18,246,388	0.32	to	0.32	5,840,353	—	1.00	to	1.95	(20.74)	to	(21.48)
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2015		32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)
12/31/2014		33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
12/31/2013		31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
12/31/2012		12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
12/31/2011	(1)	640,359	0.96	to	0.96	616,270	—	1.00	to	1.95	—	to	—

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2015		11,470,352	$10.27	to	$9.85	$26,610,104	1.00%	0.45%	to	2.00%	(2.80)%	to	(4.29)%
12/31/2014		12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
12/31/2013		12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
12/31/2012		9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
12/31/2011	(1)	4,511,768	0.98	to	0.98	4,424,846	—	1.00	to	1.95	—	to	—
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2015		18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)
12/31/2014		19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
12/31/2013		16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
12/31/2012		9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
12/31/2011	(1)	2,611,474	0.92	to	0.92	2,402,550	—	1.00	to	1.95	—	to	—
TA Systematic Small/Mid Cap Value Initial Class
12/31/2015		358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)
12/31/2014		378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
12/31/2013		418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
12/31/2012		492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
12/31/2011		614,983	2.09	to	6.52	3,551,915	0.15	1.25	to	1.55	(3.86)	to	(4.14)
TA Systematic Small/Mid Cap Value Service Class
12/31/2015		3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)
12/31/2014		3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
12/31/2013		2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
12/31/2012		1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
12/31/2011		1,265,467	1.16	to	1.12	1,445,404	0.04	1.15	to	1.95	(3.96)	to	(4.71)
TA T. Rowe Price Small Cap Initial Class
12/31/2015		78,635	14.03	to	2.38	261,501	—	0.45	to	1.90	1.97	to	0.52
12/31/2014		153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
12/31/2013		180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
12/31/2012		199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
12/31/2011		201,461	1.44	to	1.41	228,149	—	1.25	to	1.90	0.44	to	(0.20)
TA T. Rowe Price Small Cap Service Class
12/31/2015		5,862,406	13.76	to	13.37	24,844,869	—	0.90	to	2.00	1.24	to	0.13
12/31/2014		5,746,945	13.60	to	13.35	22,421,531	—	0.90	to	2.00	5.29	to	4.14
12/31/2013		4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
12/31/2012		4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
12/31/2011		1,529,018	1.34	to	1.43	2,411,201	—	1.15	to	1.95	0.36	to	(0.43)
TA Torray Concentrated Growth Initial Class
12/31/2015		300,767	12.90	to	1.95	1,647,122	0.54	0.45	to	1.90	(2.01)	to	(3.41)
12/31/2014		312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
12/31/2013		340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
12/31/2012		441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94
12/31/2011		588,587	1.26	to	1.25	1,995,362	0.72	1.25	to	1.90	(3.47)	to	(4.09)
TA Torray Concentrated Growth Service Class
12/31/2015		938,864	12.65	to	12.29	2,541,038	0.35	0.90	to	2.00	(2.72)	to	(3.78)
12/31/2014		3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
12/31/2013		3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
12/31/2012		3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
12/31/2011		458,821	1.11	to	1.27	571,323	0.64	1.15	to	1.95	(3.64)	to	(4.39)
TA TS&W International Equity Initial Class
12/31/2015		374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)
12/31/2014		425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
12/31/2013		486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
12/31/2012		583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
12/31/2011		682,230	1.09	to	1.16	1,073,083	1.40	1.25	to	1.90	(15.35)	to	(15.89)

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA TS&W International Equity Service Class
12/31/2015		659,509	$10.59	to	$10.29	$2,459,651	3.18%	0.90%	to	2.00%	0.13%	to	(0.96)%
12/31/2014		597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
12/31/2013		559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
12/31/2012		415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
12/31/2011		421,636	0.86	to	1.24	424,142	1.36	1.15	to	1.95	(15.54)	to	(16.20)
TA Voya Limited Maturity Bond Service Class
12/31/2015		4,808	9.74	to	9.52	46,657	0.67	1.15	to	2.00	(0.85)	to	(1.69)
12/31/2014		4,850	9.83	to	9.69	47,533	0.16	1.15	to	2.00	(0.88)	to	(1.72)
12/31/2013	(1)	4,711	9.91	to	9.86	46,655	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
12/31/2015		—	12.45	to	12.17	—	—	1.15	to	2.00	(1.08)	to	(1.92)
12/31/2014		—	12.58	to	12.41	—	—	1.15	to	2.00	7.27	to	6.36
12/31/2013	(1)	—	11.73	to	11.66	—	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
12/31/2015		2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86
12/31/2014		2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
12/31/2013		2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
12/31/2012		3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
12/31/2011		3,726,954	1.06	to	1.13	3,055,376	0.37	1.25	to	1.90	(4.92)	to	(5.52)
TA WMC US Growth Service Class
12/31/2015		5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50
12/31/2014		1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
12/31/2013		975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
12/31/2012		778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
12/31/2011		678,266	0.93	to	1.18	849,840	0.21	1.15	to	1.95	(5.02)	to	(5.76)
Vanguard® Equity Index
12/31/2015		54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26
12/31/2014		—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
12/31/2013	(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
12/31/2015		40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)
12/31/2014		—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
12/31/2013	(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
12/31/2015		—	13.08	to	12.96	—	—	0.65	to	1.00	(2.07)	to	(2.42)
12/31/2014		—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
12/31/2013	(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
12/31/2015		—	11.69	to	11.58	—	—	0.65	to	1.00	1.56	to	1.21
12/31/2014		—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
12/31/2013	(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
12/31/2015		—	10.13	to	10.04	—	—	0.65	to	1.00	0.47	to	0.12
12/31/2014		—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
12/31/2013	(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
12/31/2015		34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)
12/31/2014		—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
12/31/2013	(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Voya Global Perspectives Class S Shares
12/31/2015	(1)	—	9.20	to	9.15	—	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2015	(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Voya Strategic Allocation Conservative Class S Shares
	12/31/2015	(1)	—	$9.61	to	$9.55	$—	—%	1.29%	to	2.14%	—%	to	—%
Voya Strategic Allocation Moderate Class S Shares
	12/31/2015	(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
	12/31/2015		—	10.49	to	10.39	—	—	0.45	to	0.80	(0.35)	to	(0.70)
	12/31/2014		—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
	12/31/2013	(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
	12/31/2015		—	12.68	to	12.56	—	—	0.45	to	0.80	(1.06)	to	(1.40)
	12/31/2014		—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
	12/31/2013	(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2015

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indrect wholly owned subsidiary of AEGON N.V.. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V.. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

58

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 12

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 12

	(b)	Form of Policy Rider (Return of Premium). Note 12

	(c)	Form of Policy Rider (Annual Step-Up). Note 12

	(d)	Form of Policy Rider (Additional Death Distribution). Note 12

	(e)	Form of Policy Rider (Additional Death Distribution+). Note 12

	(f)	Form of Policy Rider (GPS). Note 21

	(g)	Form of Policy Rider (Income Link). Note 21

	(h)	Form of Policy Rider (RIM). Note 21

	(i)	Form of Policy Rider (Retirement Income Choice 1.6). Note 12

(5)	(a)	Form of Application (Transamerica Variable Annuity Series, Members Variable Annuity Series and Partners Variable Annuity Series). Note 21

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

	(b)	By-Laws of Transamerica Life Insurance Company. Note 2

(7)		Reinsurance Agreements. Not Applicable

(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

	(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

	(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

	(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 18

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 21

(8)	(b)	Participation Agreement (American Funds). Note 7

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

	(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 17

	(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 19

(8)	(c)	Participation Agreement (Fidelity). Note 8

	(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

	(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 14

(8)	(d)	Participation Agreement (GE). Note 7

	(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

	(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

(8)	(e)	Participation Agreement (TST). Note 12

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 14

	(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 16

	(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 17

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 18

	(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 19

	(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 21

	(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 22

	(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 23

	(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 23

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 23

(8)	(f)	Participation Agreement (VOYA) Form of, Note 23

	(f)(1)	Addendum to Participation Agreement (VOYA). Note 23

(9)		Opinion and Consent of Counsel. Note 23

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 23

	(b)	Consent of Independent Registered Public Accounting Firm. Note 13

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. ( Blake S. Bostwick, Jason Orlandi, David Schulz, Eric Martin, Mark W. Mullin, C. Michiel van Katwijk) Note 23

Note 1.	Incorporated herein by reference to Initial Filing form N-4 Registration Statement (File No.
333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No.
333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No.
333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No.
333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No.
333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No.
333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No.
33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No.
333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No.
333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No.
333-83957) filed on April 27, 2005.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No.30 to Form N-4 Registration Statement (File No.
333-83957) filed on August 6, 2010.

Note 12.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 13.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No.
33-33085) filed on August 16, 2013.

Note 15.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-189435) filed on October 2, 2013.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.
333-186031) filed on February 21, 2014.

Note 18.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 20.	Incorporated herein by reference to the Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 21.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2015.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 23.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

C. Michiel van Katwijk 100 Light St. Baltimore, MD 21202	Director, Senior Vice President, Chief Financial Officer and Treasurer

Jason Orlandi 100 Light Street Baltimore, MD 21202	Director, Senior Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	100% Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (87.8282%) ; Transamerica Premier Life Insurance Company (12.1718%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Sole Member: Garnet Community Investments XLIII, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Sole Member - Garnet Community Investments XLVI, LLC	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware	Sole Member: Garnet Community Investments XLVII, LLC	Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	100% Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	100% Investors Warranty of America, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	100% Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ~~73.4%~~); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Commonwealth General Corporation	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	100% AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (74.22%~~)~~; Transamerica Premier Life Insurance Company (16.31%); Transamerica Financial Life Insurance Company (9.47%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2016, there were 20,690 Owners of the Policies for Transamerica Variable Annuity Series; and 1,054 Owners of the Policies for Members® Variable Annuity Series; and 139 Owners of the Policies for Partners Variable Annuity Series.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, Transamerica Partners Variable Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

William McCauley	(6)	Director, Vice President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer, President and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Bonnie Howe	(1)	Vice President

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	1801 California Street, Suite 5200, Denver, CO 80202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(6)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$279,924,711	0	0	0

(1)	Fiscal Year 2015

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2016.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Chairman of the Board
Mark W. Mullin		April 27, 2016

*	Director, Senior Vice President, Secretary and General Counsel
Jason Orlandi		April 27, 2016

*	Director, Chief Tax Officer and Senior Vice President
David Schulz		April 27, 2016

*	Corporate Controller
Eric Martin*		April 27, 2016

*	Director and President
Blake S. Bostwick		April 27, 2016

*	Director, Senior Vice President, Chief Financial Officer and Treasurer
C. Michiel van Katwijk		April 27, 2016

/s/Alison Ryan Alison Ryan*	Vice President	April 27, 2016

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 - 185573

811 - 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA VARIABLE ANNUITY SERIES

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(e)(8)	Amended Schedule A to Participation Agreement Dated December 18, 2015 (TST)
8(e)(9)	Amended Schedule A to Participation Agreement Dated March 21, 2016 (TST)
8(e)(10)	Amended Schedule A to Participation Agreement Dated May 1, 2016 (TST)
8(f)	Participation Agreement (VOYA)
8(f)(1)	Addendum to Participation Agreement (VOYA)
9	Opinion and Consent of Counsel
10(a)	Consent of Independent Registered Public Accounting Firm
13	Powers of Attorney

* Page numbers included only in manually executed original.